UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Shareholders.

Semi-Annual Report
March 31, 2020
SPDR® Index Shares Funds
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR EURO STOXX Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
BioMerieux	2.0%
Sartorius Stedim Biotech	2.0
HelloFresh SE	1.9
Jeronimo Martins SGPS SA	1.8
Orion Oyj Class B	1.8
Recordati SpA	1.8
Euronext NV	1.7
Kesko Oyj Class B	1.6
IMCD NV	1.5
Warehouses De Pauw CVA REIT	1.5
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Industrials	15.4%
Health Care	14.7
Financials	14.2
Real Estate	11.3
Communication Services	8.5
Consumer Discretionary	8.0
Consumer Staples	7.1
Information Technology	7.1
Utilities	6.4
Materials	4.0
Energy	2.9
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.9
Amazon.com, Inc.	2.1
Facebook, Inc. Class A	1.0
Alphabet, Inc. Class A	0.9
Johnson & Johnson	0.9
Alphabet, Inc. Class C	0.8
Alibaba Group Holding, Ltd. ADR	0.8
Nestle SA	0.8
Visa, Inc. Class A	0.8
TOTAL	13.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Information Technology	18.7%
Financials	15.4
Health Care	13.0
Consumer Discretionary	11.1
Industrials	10.9
Communication Services	9.5
Consumer Staples	8.7
Materials	3.8
Utilities	3.3
Real Estate	3.0
Energy	2.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Solactive Canada ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Royal Bank of Canada	7.6%
Toronto-Dominion Bank	6.6
Enbridge, Inc.	5.0
Canadian National Railway Co.	4.8
Bank of Nova Scotia	4.2
Shopify, Inc. Class A	3.7
TC Energy Corp.	3.6
Brookfield Asset Management, Inc. Class A	3.5
BCE, Inc.	3.2
Bank of Montreal	2.8
TOTAL	45.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	35.4%
Energy	14.1
Industrials	11.5
Materials	9.8
Information Technology	7.3
Communication Services	7.1
Consumer Staples	4.6
Utilities	4.4
Consumer Discretionary	3.4
Real Estate	1.4
Health Care	0.4
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Nestle SA	2.9%
Roche Holding AG	2.2
Novartis AG	1.7
Toyota Motor Corp.	1.3
AstraZeneca PLC	1.1
ASML Holding NV	1.1
HSBC Holdings PLC	1.1
SAP SE	1.0
AIA Group, Ltd.	1.0
Novo Nordisk A/S Class B	1.0
TOTAL	14.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	17.7%
Health Care	15.5
Industrials	14.0
Consumer Staples	13.6
Consumer Discretionary	11.9
Information Technology	8.3
Communication Services	6.0
Materials	6.0
Real Estate	3.6
Utilities	2.5
Energy	0.2
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Roche Holding AG	3.2%
Nestle SA	2.9
Novartis AG	2.0
Novo Nordisk A/S Class B	1.7
AstraZeneca PLC	1.6
Diageo PLC	1.2
NTT DOCOMO, Inc.	1.1
CSL, Ltd.	1.1
ASML Holding NV	1.1
LVMH Moet Hennessy Louis Vuitton SE	1.1
TOTAL	17.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Health Care	15.5%
Financials	15.2
Consumer Staples	14.9
Industrials	14.0
Consumer Discretionary	11.5
Communication Services	7.3
Information Technology	5.2
Materials	5.0
Utilities	4.8
Real Estate	3.7
Energy	2.0
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	7.6%
Tencent Holdings, Ltd.	6.6
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2
Samsung Electronics Co., Ltd.	4.6
China Construction Bank Corp. Class H	2.0
Naspers, Ltd. Class N	1.4
Ping An Insurance Group Co. of China, Ltd. Class H	1.3
Industrial & Commercial Bank of China, Ltd. Class H	1.2
China Mobile, Ltd.	1.0
SK Hynix, Inc.	0.9
TOTAL	31.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	24.2%
Information Technology	18.3
Consumer Discretionary	16.1
Communication Services	14.0
Consumer Staples	6.9
Materials	5.8
Industrials	4.8
Health Care	3.4
Real Estate	3.1
Utilities	2.2
Energy	0.6
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Tencent Holdings, Ltd.	2.9
Samsung Electronics Co., Ltd.	2.3
Tata Consultancy Services, Ltd.	1.6
Hindustan Unilever, Ltd.	1.5
China Construction Bank Corp. Class H	1.4
Bank Central Asia Tbk PT	1.2
Infosys, Ltd. ADR	1.2
Yum China Holdings, Inc.	1.0
Al Rajhi Bank	1.0
TOTAL	17.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	23.0%
Information Technology	16.9
Consumer Staples	13.0
Communication Services	11.5
Consumer Discretionary	9.4
Materials	5.5
Energy	5.3
Industrials	5.2
Utilities	4.2
Health Care	3.4
Real Estate	1.8
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Solactive Germany ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
SAP SE	12.6%
Allianz SE	7.9
Siemens AG	7.6
Bayer AG	6.3
BASF SE	4.8
Deutsche Telekom AG	4.6
Adidas AG	4.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2
Deutsche Post AG	3.0
Vonovia SE	3.0
TOTAL	57.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

		% of Net Assets
	Financials	16.7%
	Information Technology	16.1
	Consumer Discretionary	14.4
	Industrials	12.6
	Health Care	12.6
	Materials	8.1
	Communication Services	5.0
	Real Estate	4.5
	Utilities	4.1
	Consumer Staples	3.5
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	2.4
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Solactive Japan ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Toyota Motor Corp.	4.4%
Sony Corp.	2.4
Keyence Corp.	2.0
SoftBank Group Corp.	1.8
Nippon Telegraph & Telephone Corp.	1.7
KDDI Corp.	1.6
Takeda Pharmaceutical Co., Ltd.	1.5
Mitsubishi UFJ Financial Group, Inc.	1.4
Daiichi Sankyo Co., Ltd.	1.4
Shin-Etsu Chemical Co., Ltd.	1.4
TOTAL	19.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Industrials	20.4%
Consumer Discretionary	17.3
Information Technology	11.4
Health Care	11.2
Communication Services	9.7
Financials	9.0
Consumer Staples	8.8
Materials	5.1
Real Estate	3.2
Utilities	1.8
Energy	0.6
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR Solactive United Kingdom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
HSBC Holdings PLC	6.5%
AstraZeneca PLC	6.4
GlaxoSmithKline PLC	5.3
BP PLC	4.9
British American Tobacco PLC	4.5
Diageo PLC	4.3
Royal Dutch Shell PLC Class A	4.1
Royal Dutch Shell PLC Class B	3.6
Unilever PLC	3.2
Reckitt Benckiser Group PLC	3.1
TOTAL	45.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Consumer Staples	19.1%
Financials	18.8
Health Care	13.1
Energy	12.8
Industrials	10.6
Materials	7.5
Consumer Discretionary	5.6
Communication Services	5.0
Utilities	4.2
Information Technology	1.2
Real Estate	1.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Microsoft Corp.	2.5%
Apple, Inc.	2.5
Johnson & Johnson	1.7
Visa, Inc. Class A	1.4
Roche Holding AG	1.4
Facebook, Inc. Class A	1.3
Procter & Gamble Co.	1.2
Alphabet, Inc. Class A	1.1
Merck & Co., Inc.	1.0
Alphabet, Inc. Class C	1.0
TOTAL	15.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Information Technology	19.6%
Health Care	13.9
Financials	13.5
Consumer Staples	11.0
Industrials	10.1
Communication Services	9.5
Consumer Discretionary	8.3
Utilities	4.4
Materials	3.8
Real Estate	3.5
Energy	1.7
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	7.9%
Tencent Holdings, Ltd.	7.2
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4.6
China Construction Bank Corp. Class H	2.2
Industrial & Commercial Bank of China, Ltd. Class H	1.3
Ping An Insurance Group Co. of China, Ltd. Class H	1.3
Reliance Industries, Ltd. GDR	1.3
HDFC Bank, Ltd.	1.1
Housing Development Finance Corp., Ltd.	1.1
Meituan Dianping Class B	1.1
TOTAL	29.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	20.8%
Consumer Discretionary	17.4
Information Technology	16.3
Communication Services	13.6
Consumer Staples	6.4
Industrials	6.0
Materials	4.7
Health Care	4.4
Energy	4.2
Real Estate	3.6
Utilities	2.2
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Freenet AG	2.0%
Japan Tobacco, Inc.	1.7
Nokian Renkaat Oyj	1.6
Enagas SA	1.6
Red Electrica Corp. SA	1.5
IG Group Holdings PLC	1.5
Societe BIC SA	1.4
Philip Morris International, Inc.	1.4
BCE, Inc.	1.4
AGL Energy, Ltd.	1.4
TOTAL	15.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	23.6%
Utilities	15.3
Communication Services	13.4
Real Estate	12.6
Consumer Discretionary	8.1
Consumer Staples	6.8
Energy	6.1
Industrials	4.2
Materials	4.1
Information Technology	3.7
Health Care	1.1
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(6.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
NextEra Energy, Inc.	7.0%
Enbridge, Inc.	5.2
Transurban Group Stapled Security	5.0
Aena SME SA	4.1
TC Energy Corp.	3.8
Iberdrola SA	3.5
Dominion Energy, Inc.	3.5
Duke Energy Corp.	3.5
Southern Co.	3.3
Enel SpA	3.2
TOTAL	42.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020

% of Net Assets
Transportation Infrastructure	33.7%
Electric Utilities	31.4
Oil, Gas & Consumable Fuels	17.4
Multi-Utilities	14.4
Water Utilities	1.9
Gas Utilities	0.8
Independent Power & Renewable Electricity Producers	0.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR Solactive Hong Kong ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
AIA Group, Ltd.	23.9%
Hong Kong Exchanges & Clearing, Ltd.	7.8
Sun Hung Kai Properties, Ltd.	4.2
CK Hutchison Holdings, Ltd.	4.0
Link REIT	3.9
CLP Holdings, Ltd.	3.6
Hong Kong & China Gas Co., Ltd.	3.5
CK Asset Holdings, Ltd.	2.9
Jardine Matheson Holdings, Ltd.	2.8
Hang Seng Bank, Ltd.	2.7
TOTAL	59.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

		% of Net Assets
	Financials	35.1%
	Real Estate	21.1
	Industrials	12.3
	Utilities	11.7
	Consumer Discretionary	9.0
	Health Care	5.3
	Consumer Staples	3.6
	Communication Services	1.0
	Information Technology	0.6
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.3
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRIA — 5.8%
ANDRITZ AG	3,463	$ 108,598
BAWAG Group AG (a)	2,976	83,529
IMMOFINANZ AG	4,532	80,857
Raiffeisen Bank International AG	6,591	96,728
Verbund AG	3,209	116,266
Voestalpine AG (b)	5,489	111,633
Wienerberger AG	5,660	89,368
		686,979
BELGIUM — 8.9%
Ackermans & van Haaren NV	1,091	142,096
Aedifica SA REIT	1,196	124,014
Cofinimmo SA REIT	1,187	155,250
Colruyt SA	2,584	139,695
Elia Group SA	1,599	156,326
Sofina SA	757	154,329
Warehouses De Pauw CVA REIT	6,321	181,508
		1,053,218
FINLAND — 8.6%
Huhtamaki Oyj	4,654	149,011
Kesko Oyj Class B	3,319	187,915
Kojamo Oyj	9,398	178,191
Nokian Renkaat Oyj (b)	6,410	155,226
Orion Oyj Class B (b)	5,111	209,068
Valmet Oyj	6,473	126,922
		1,006,333
FRANCE — 22.2%
Alten SA	1,413	101,475
Amundi SA (a)	2,964	175,134
BioMerieux	2,071	233,149
Bollore SA	44,006	121,197
Christian Dior SE	225	80,582
CNP Assurances	12,638	123,694
Dassault Aviation SA	114	93,690
Elis SA	8,755	82,999
Eurazeo SE	2,293	103,458
Eutelsat Communications SA	7,471	78,090
Faurecia SE	3,603	107,928
ICADE REIT	1,532	121,283
Iliad SA	762	103,384
Ipsen SA	1,776	91,940
La Francaise des Jeux SAEM (a)(c)	6,055	150,815
Remy Cointreau SA (b)	1,040	113,715
Rexel SA	12,207	90,812
Sartorius Stedim Biotech	1,151	231,117
SEB SA	1,178	146,706
Sopra Steria Group	803	88,065
SPIE SA	6,329	63,577
Wendel SA	1,331	106,320
		2,609,130
GERMANY — 25.5%
alstria office REIT-AG	8,632	123,508
Security Description	Shares	Value
Bechtle AG	1,326	$ 170,084
Carl Zeiss Meditec AG	1,778	172,363
CTS Eventim AG & Co. KGaA	2,854	128,957
Deutsche Lufthansa AG	11,621	109,175
Evotec SE (b)(c)	5,977	133,985
Fraport AG Frankfurt Airport Services Worldwide	1,803	73,001
Freenet AG	6,224	109,713
Fuchs Petrolub SE Preference Shares	3,378	119,795
Grand City Properties SA	4,979	104,675
GRENKE AG	1,335	78,735
HelloFresh SE (c)	6,816	228,853
HOCHTIEF AG	1,085	72,026
HUGO BOSS AG	2,918	73,993
KION Group AG	3,157	136,621
METRO AG	8,649	74,668
MorphoSys AG (c)	1,553	153,448
Nemetschek SE	2,664	132,357
OSRAM Licht AG (c)	1,973	70,358
ProSiebenSat.1 Media SE	10,496	83,266
Rational AG	193	102,454
TAG Immobilien AG	7,120	140,936
TeamViewer AG (c)	3,645	145,541
Telefonica Deutschland Holding AG	44,501	110,304
United Internet AG	5,110	150,659
		2,999,475
IRELAND — 0.9%
Glanbia PLC (d)	9,755	105,645
Glanbia PLC (d)	109	1,131
		106,776
ITALY — 10.5%
A2A SpA	76,206	94,738
Amplifon SpA	6,060	124,476
Banco BPM SpA (b)(c)	73,645	96,968
DiaSorin SpA	1,269	168,064
Hera SpA	38,682	138,707
Interpump Group SpA	4,158	100,281
Italgas SpA	23,777	130,160
Recordati SpA	4,900	207,211
Saipem SpA (c)	27,990	68,795
Unione di Banche Italiane SpA	41,118	108,596
		1,237,996
NETHERLANDS — 9.4%
Aalberts NV	4,661	110,673
Altice Europe NV (c)	29,974	116,131
BE Semiconductor Industries NV	3,511	107,098
Euronext NV (a)	2,611	194,241
IMCD NV	2,556	181,596
Koninklijke Vopak NV	3,222	167,646
SBM Offshore NV	8,126	107,352
Signify NV (a)	6,238	121,082
		1,105,819

See accompanying notes to financial statements.
16

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	11,886	$ 214,409
SPAIN — 5.2%
Acciona SA	1,043	111,411
Bolsas y Mercados Espanoles SHMSF SA	3,574	129,647
Inmobiliaria Colonial Socimi SA REIT	13,015	123,314
Mapfre SA	48,361	82,594
Siemens Gamesa Renewable Energy SA	10,902	164,241
		611,207
UNITED KINGDOM — 0.8%
Dialog Semiconductor PLC (c)	3,372	91,166
TOTAL COMMON STOCKS (Cost $14,295,938)		11,722,508

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	533	532
State Street Navigator Securities Lending Portfolio II (g) (h)	189,720	189,720
TOTAL SHORT-TERM INVESTMENTS (Cost $190,252)		190,252
TOTAL INVESTMENTS — 101.2% (Cost $14,486,190)		11,912,760
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(146,381)
NET ASSETS — 100.0%		$ 11,766,379

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.2% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,722,508	$—	$—	$11,722,508
Short-Term Investments	190,252	—	—	190,252
TOTAL INVESTMENTS	$11,912,760	$—	$—	$11,912,760
See accompanying notes to financial statements.
17

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45	$ 45	$ 110,830	$ 110,340	$ (3)	$—	533	$ 532	$ 40
State Street Navigator Securities Lending Portfolio II	—	—	2,693,141	2,503,421	—	—	189,720	189,720	3,485
State Street Navigator Securities Lending Portfolio III	440,165	440,165	462,378	902,543	—	—	—	—	1,073
Total		$440,210	$3,266,349	$3,516,304	$ (3)	$—		$190,252	$4,598
See accompanying notes to financial statements.
18

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
ARGENTINA – 0.1%
Other Securities		$ 26,395
AUSTRALIA – 1.6%
Other Securities		856,597
AUSTRIA – 0.1%
Other Securities		28,577
BELGIUM – 0.1%
Other Securities		59,888
BERMUDA – 0.1%
Other Security		31,886
BRAZIL – 0.6%
Other Securities		337,544
CANADA – 3.2%
Other Securities		1,725,931
CHILE – 0.2%
Other Securities		100,248
CHINA – 4.6%
Alibaba Group Holding, Ltd. ADR (a)	2,319	450,999
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(c)	24,000	—
Tencent Holdings, Ltd.	8,084	396,539
Other Securities		1,696,721
		2,544,259
COLOMBIA – 0.1%
Other Securities		79,321
DENMARK – 0.6%
Other Securities		339,632
FINLAND – 0.4%
Other Securities		217,843
FRANCE – 3.0%
Other Securities		1,661,942
GERMANY – 2.2%
SAP SE	1,523	171,790
Other Securities		1,050,595
		1,222,385
HONG KONG – 1.4%
Other Securities		759,862
HUNGARY – 0.0% (d)
Other Security		10,721
INDIA – 1.0%
Other Securities		518,594
INDONESIA – 0.1%
Other Securities		74,791
IRELAND – 0.4%
Other Securities		241,016
ISRAEL – 0.1%
Other Securities		76,437
Security Description	Shares	Value
ITALY – 0.5%
Other Securities		$ 297,643
JAPAN – 7.6%
Mitsui & Co., Ltd.	14,400	200,550
Toyota Motor Corp.	3,400	204,746
Other Securities		3,779,820
		4,185,116
LUXEMBOURG – 0.1%
Other Securities		26,803
MACAU – 0.0% (d)
Other Security		1,216
MALAYSIA – 0.3%
Other Securities		135,598
MEXICO – 0.2%
Other Securities		133,006
NETHERLANDS – 1.0%
Other Securities		521,805
NEW ZEALAND – 0.1%
Other Security		26,377
NORWAY – 0.3%
Other Securities		151,387
PERU – 0.1%
Other Securities		64,662
PHILIPPINES – 0.1%
Other Securities		35,089
POLAND – 0.1%
Other Securities		40,010
PORTUGAL – 0.0% (d)
Other Security		21,112
QATAR – 0.2%
Other Securities		94,677
ROMANIA – 0.0% (d)
Other Security		6,244
RUSSIA – 0.3%
Other Securities		160,801
SAUDI ARABIA – 0.3%
Other Securities		187,643
SINGAPORE – 0.3%
Other Securities		181,232
SOUTH AFRICA – 0.4%
Other Securities		240,697
SOUTH KOREA – 1.4%
Samsung Electronics Co., Ltd.	6,594	258,647
Other Securities		508,618
		767,265
SPAIN – 0.8%
Other Securities		453,285
SWEDEN – 0.9%
Other Securities		463,590

See accompanying notes to financial statements.
19

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SWITZERLAND – 3.1%
Nestle SA	4,193	$ 430,979
Novartis AG	2,929	241,725
Roche Holding AG	975	316,468
Other Securities		693,431
		1,682,603
TAIWAN – 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	326,174
Other Securities		463,332
		789,506
THAILAND – 0.2%
Other Securities		114,038
TURKEY – 0.1%
Other Securities		24,781
UNITED ARAB EMIRATES – 0.0% (d)
NMC Health PLC (b)	222	646
Other Security		22,852
		23,498
UNITED KINGDOM – 4.5%
Other Securities		2,478,078
UNITED STATES – 55.2%
Abbott Laboratories	2,578	203,430
Adobe, Inc. (a)	663	210,993
Alphabet, Inc. Class A (a)	437	507,772
Alphabet, Inc. Class C (a)	405	470,938
Amazon.com, Inc. (a)	587	1,144,486
American Water Works Co., Inc.	1,466	175,275
Amgen, Inc.	841	170,496
Apple, Inc.	6,195	1,575,327
AT&T, Inc.	10,374	302,402
Bank of America Corp.	12,056	255,949
Berkshire Hathaway, Inc. Class B (a)	1,664	304,229
Bristol-Myers Squibb Co.	3,343	186,339
Cisco Systems, Inc.	6,055	238,022
Coca-Cola Co.	6,290	278,332
Comcast Corp. Class A	6,349	218,279
Costco Wholesale Corp.	696	198,450
Eversource Energy	2,657	207,804
Facebook, Inc. Class A (a)	3,245	541,266
Home Depot, Inc.	1,546	288,654
Intel Corp.	6,174	334,137
Johnson & Johnson	3,779	495,540
JPMorgan Chase & Co.	4,322	389,110
Mastercard, Inc. Class A	1,244	300,501
McDonald's Corp.	1,158	191,475
Medtronic PLC	2,035	183,516
Merck & Co., Inc.	3,664	281,908
Microsoft Corp.	10,066	1,587,509
Netflix, Inc. (a)	601	225,675
NVIDIA Corp.	841	221,688
Oracle Corp.	3,647	176,260
Security Description	Shares	Value
PepsiCo, Inc.	1,986	$ 238,519
Pfizer, Inc.	8,106	264,580
Procter & Gamble Co.	3,621	398,310
State Street Corp. (e)	474	25,250
Thermo Fisher Scientific, Inc.	634	179,802
UnitedHealth Group, Inc.	1,331	331,925
Verizon Communications, Inc.	5,796	311,419
Visa, Inc. Class A	2,597	418,429
Walmart, Inc.	2,046	232,467
Walt Disney Co.	2,554	246,716
Wells Fargo & Co.	5,992	171,970
Other Securities		15,599,485
		30,284,634
TOTAL COMMON STOCKS (Cost $60,649,106)		54,506,265
WARRANTS — 0.0% (d)
THAILAND – 0.0% (d)
Other Security (cost: $0)		17
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f)(g)	67,469	67,408
State Street Navigator Securities Lending Portfolio II (e)(h)	556,109	556,109
TOTAL SHORT-TERM INVESTMENTS (Cost $623,502)		623,517
TOTAL INVESTMENTS - 100.5% (Cost $61,272,608)		55,129,799
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(284,091)
NET ASSETS - 100.0%		$ 54,845,708
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $646, representing less than 0.05% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
20

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,419,073	$86,546	$646	$54,506,265
Warrants	17	—	—	17
Short-Term Investments	623,517	—	—	623,517
TOTAL INVESTMENTS	$55,042,607	$86,546	$646	$55,129,799
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	611	$ 36,165	$ —	$ 7,136	$(1,018)	$(2,761)	474	$ 25,250	$ 564
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	1,551,155	1,599,018	(142)	15	67,469	67,408	1,361
State Street Navigator Securities Lending Portfolio II	—	—	3,727,054	3,170,945	—	—	556,109	556,109	2,883
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$6,198,405	$7,334,273	$(1,160)	$(2,746)		$648,767	$5,541
See accompanying notes to financial statements.
21

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. Class B (a)	31,269	$ 9,996
CAE, Inc.	3,900	48,745
		58,741
AIRLINES — 0.2%
Air Canada (a)	3,524	38,995
AUTO COMPONENTS — 0.8%
Magna International, Inc.	4,213	132,930
BANKS — 24.5%
Bank of Montreal	9,444	471,487
Bank of Nova Scotia	17,977	725,850
Canadian Imperial Bank of Commerce (b)	6,588	379,538
National Bank of Canada	4,923	188,121
Royal Bank of Canada	21,150	1,295,286
Toronto-Dominion Bank	26,881	1,129,933
		4,190,215
CAPITAL MARKETS — 3.8%
Brookfield Asset Management, Inc. Class A	13,656	598,490
CI Financial Corp. (b)	3,248	31,879
IGM Financial, Inc.	1,327	21,769
		652,138
CHEMICALS — 1.7%
Nutrien, Ltd. (b)	8,441	285,310
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Ritchie Bros Auctioneers, Inc.	1,575	53,335
Waste Connections, Inc.	3,886	298,136
		351,471
CONSTRUCTION & ENGINEERING — 0.5%
WSP Global, Inc.	1,550	87,031
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	2,133	64,124
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,220	44,151
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
BCE, Inc.	13,350	541,466
TELUS Corp.	17,776	277,877
		819,343
ELECTRIC UTILITIES — 2.8%
Emera, Inc.	3,548	138,346
Fortis, Inc.	6,789	258,853
Hydro One, Ltd. (b) (c)	4,605	81,983
		479,182
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Canadian Apartment Properties REIT	2,484	74,327
Security Description	Shares	Value
Choice Properties Real Estate Investment Trust	3,770	$ 34,221
First Capital Real Estate Investment Trust	2,872	27,502
H&R Real Estate Investment Trust	4,138	25,962
RioCan Real Estate Investment Trust	4,601	52,140
SmartCentres Real Estate Investment Trust	1,285	17,009
		231,161
FOOD & STAPLES RETAILING — 4.0%
Alimentation Couche-Tard, Inc. Class B	12,479	290,637
Empire Co., Ltd. Class A	2,469	47,755
George Weston, Ltd.	1,051	74,305
Loblaw Cos., Ltd.	2,520	128,448
Metro, Inc.	3,729	149,097
		690,242
FOOD PRODUCTS — 0.6%
Saputo, Inc.	4,075	96,883
GAS UTILITIES — 0.2%
AltaGas, Ltd.	4,047	36,252
HOTELS, RESTAURANTS & LEISURE — 1.4%
Restaurant Brands International, Inc.	4,126	164,391
Stars Group, Inc. (a)	3,485	70,466
		234,857
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Northland Power, Inc. (b)	2,441	48,173
INSURANCE — 6.8%
Fairfax Financial Holdings, Ltd.	374	113,363
Great-West Lifeco, Inc.	3,394	57,967
iA Financial Corp., Inc.	1,568	48,736
Intact Financial Corp.	2,097	179,196
Manulife Financial Corp.	28,817	357,745
Power Corp. of Canada	7,992	127,122
Sun Life Financial, Inc. (b)	8,689	276,356
		1,160,485
IT SERVICES — 4.8%
CGI, Inc. (a)	3,530	188,956
Shopify, Inc. Class A (a) (b)	1,524	631,314
		820,270
MEDIA — 1.0%
Quebecor, Inc. Class B	2,616	57,178
Shaw Communications, Inc. Class B	6,814	109,294
		166,472
METALS & MINING — 7.8%
Agnico Eagle Mines, Ltd.	3,537	139,606
Barrick Gold Corp.	25,088	455,809
First Quantum Minerals, Ltd.	8,184	41,341
Franco-Nevada Corp.	2,757	272,359
Kinross Gold Corp. (a)	16,147	64,096
Kirkland Lake Gold, Ltd.	2,870	83,578

See accompanying notes to financial statements.
22

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Lundin Mining Corp.	9,496	$ 35,293
Teck Resources, Ltd. Class B	8,049	60,338
Wheaton Precious Metals Corp.	6,609	179,834
		1,332,254
MULTI-UTILITIES — 1.1%
Algonquin Power & Utilities Corp.	7,599	101,170
Atco, Ltd. Class I	1,485	40,658
Canadian Utilities, Ltd. Class A	1,798	42,495
		184,323
MULTILINE RETAIL — 1.0%
Canadian Tire Corp., Ltd. Class A (b)	848	50,605
Dollarama, Inc.	4,303	118,024
		168,629
OIL, GAS & CONSUMABLE FUELS — 14.1%
Cameco Corp.	5,870	44,251
Canadian Natural Resources, Ltd.	17,048	230,564
Cenovus Energy, Inc.	14,956	29,842
Enbridge, Inc.	29,850	859,418
Husky Energy, Inc. (b)	4,446	11,058
Imperial Oil, Ltd.	3,408	38,094
Inter Pipeline, Ltd. (b)	6,148	36,369
Keyera Corp.	3,105	28,534
Ovintiv, Inc. (b)	3,681	9,983
Pembina Pipeline Corp. (b)	7,524	139,554
PrairieSky Royalty, Ltd. (b)	3,428	17,894
Suncor Energy, Inc.	22,643	357,299
TC Energy Corp.	13,806	606,713
		2,409,573
PHARMACEUTICALS — 0.4%
Aurora Cannabis, Inc. (a) (b)	15,487	13,709
Canopy Growth Corp. (a) (b)	3,497	50,268
		63,977
PROFESSIONAL SERVICES — 1.0%
Thomson Reuters Corp.	2,517	169,551
ROAD & RAIL — 7.4%
Canadian National Railway Co.	10,557	816,094
Canadian Pacific Railway, Ltd.	2,028	442,474
		1,258,568
SOFTWARE — 2.5%
BlackBerry, Ltd. (a)	7,904	32,042
Constellation Software, Inc.	291	261,492
Open Text Corp.	3,909	135,147
		428,681
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Canada Goose Holdings, Inc. (a) (b)	854	$ 16,884
Gildan Activewear, Inc.	2,884	36,350
		53,234
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Rogers Communications, Inc. Class B	5,422	223,760
TOTAL COMMON STOCKS (Cost $21,479,076)		16,980,976
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	14,939	14,926
State Street Navigator Securities Lending Portfolio II (f) (g)	406,358	406,358
TOTAL SHORT-TERM INVESTMENTS (Cost $421,287)		421,284
TOTAL INVESTMENTS — 101.9% (Cost $21,900,363)		17,402,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(325,510)
NET ASSETS — 100.0%		$ 17,076,750
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
23

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,980,976	$—	$—	$16,980,976
Short-Term Investments	421,284	—	—	421,284
TOTAL INVESTMENTS	$17,402,260	$—	$—	$17,402,260
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,772	$ 13,773	$ 396,226	$ 395,060	$(10)	$ (3)	14,939	$ 14,926	$ 236
State Street Navigator Securities Lending Portfolio II	—	—	6,091,453	5,685,095	—	—	406,358	406,358	11,350
State Street Navigator Securities Lending Portfolio III	916,834	916,834	274,760	1,191,594	—	—	—	—	2,665
Total		$930,607	$6,762,439	$7,271,749	$(10)	$ (3)		$421,284	$14,251
See accompanying notes to financial statements.
24

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.3%
Alumina, Ltd.	22,107	$ 19,755
AMP, Ltd. (a)(b)	26,715	21,828
APA Group Stapled Security	10,399	65,302
Aristocrat Leisure, Ltd. (b)	4,909	64,147
ASX, Ltd.	1,735	81,862
Aurizon Holdings, Ltd.	18,095	46,847
AusNet Services	16,033	16,780
Australia & New Zealand Banking Group, Ltd.	24,274	251,973
Bank of Queensland, Ltd.	1	3
Bendigo & Adelaide Bank, Ltd. (b)	4,399	16,881
BlueScope Steel, Ltd.	4,729	24,979
Boral, Ltd.	9,867	12,380
Brambles, Ltd.	13,207	85,360
Caltex Australia, Ltd.	2,319	31,680
Challenger, Ltd.	5,117	12,527
CIMIC Group, Ltd. (b)	896	12,750
Coca-Cola Amatil, Ltd.	3,943	21,334
Cochlear, Ltd.	520	59,659
Coles Group, Ltd.	9,630	89,354
Commonwealth Bank of Australia	15,157	573,495
Computershare, Ltd.	4,232	25,151
Crown Resorts, Ltd.	3,284	15,276
CSL, Ltd.	3,882	704,905
Dexus REIT	9,901	55,085
Flight Centre Travel Group, Ltd. (b)	454	2,754
Fortescue Metals Group, Ltd.	11,744	71,879
Goodman Group REIT	14,540	107,680
GPT Group REIT	16,680	37,059
Harvey Norman Holdings, Ltd. (b)	4,862	8,779
Incitec Pivot, Ltd.	12,757	15,772
Insurance Australia Group, Ltd.	19,573	74,274
LendLease Group Stapled Security	4,989	31,451
Macquarie Group, Ltd.	2,821	148,055
Magellan Financial Group, Ltd. (b)	1,044	27,808
Medibank Pvt, Ltd.	22,195	36,135
Mirvac Group REIT	32,949	42,148
National Australia Bank, Ltd.	24,758	252,754
Newcrest Mining, Ltd.	6,493	91,602
Orica, Ltd.	3,384	31,793
Qantas Airways, Ltd.	6,256	12,368
QBE Insurance Group, Ltd.	11,096	58,405
Ramsay Health Care, Ltd.	1,391	48,766
REA Group, Ltd. (b)	469	22,100
Scentre Group REIT	44,995	43,099
SEEK, Ltd. (b)	2,981	27,058
Sonic Healthcare, Ltd.	3,726	55,485
Stockland REIT	19,814	30,682
Suncorp Group, Ltd.	10,633	59,417
Sydney Airport Stapled Security	9,894	33,851
Tabcorp Holdings, Ltd.	16,854	26,098
Telstra Corp., Ltd.	35,272	66,276
TPG Telecom, Ltd.	3,235	13,642
Transurban Group Stapled Security	23,219	171,103
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	6,087	$ 37,367
Vicinity Centres REIT	26,776	16,962
Wesfarmers, Ltd.	9,880	207,233
Westpac Banking Corp.	29,884	301,793
WiseTech Global, Ltd. (b)	1,226	12,831
Woolworths Group, Ltd.	10,647	228,729
Worley, Ltd. (b)	2,743	10,325
		4,772,846
AUSTRIA — 0.2%
ANDRITZ AG	667	20,917
Erste Group Bank AG	2,547	47,188
Raiffeisen Bank International AG	1,394	20,458
Verbund AG	577	20,905
Voestalpine AG (b)	1,039	21,131
		130,599
BELGIUM — 1.0%
Ageas	1,595	66,347
Anheuser-Busch InBev SA	6,527	289,836
Colruyt SA	477	25,787
Galapagos NV (a)	373	74,079
Groupe Bruxelles Lambert SA	734	57,681
KBC Group NV	2,127	98,068
Proximus SADP	1,367	31,304
Solvay SA	667	48,581
Telenet Group Holding NV	466	14,031
UCB SA	1,047	90,757
Umicore SA	1,738	60,739
		857,210
CHILE — 0.0% (c)
Antofagasta PLC	3,541	33,940
CHINA — 0.2%
BeiGene, Ltd. ADR (a)	356	43,827
BOC Hong Kong Holdings, Ltd.	31,500	87,174
Yangzijiang Shipbuilding Holdings, Ltd.	22,800	13,290
		144,291
DENMARK — 2.4%
AP Moller - Maersk A/S Class A	34	28,172
AP Moller - Maersk A/S Class B	58	51,955
Carlsberg A/S Class B	904	102,326
Chr. Hansen Holding A/S	894	66,884
Coloplast A/S Class B	987	143,185
Danske Bank A/S	5,697	64,419
Demant A/S (a)(b)	871	19,288
DSV Panalpina A/S	1,846	167,803
Genmab A/S (a)	554	112,172
H Lundbeck A/S	513	15,222
ISS A/S (b)	1,490	20,481
Novo Nordisk A/S Class B	15,152	911,575
Novozymes A/S Class B	1,911	86,912
Orsted A/S (d)	1,608	157,566
Pandora A/S	993	32,254
Tryg A/S	946	23,272

See accompanying notes to financial statements.
25

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	1,628	$ 132,283
		2,135,769
FINLAND — 1.2%
Elisa Oyj	1,268	78,581
Fortum Oyj (b)	3,676	53,948
Kone Oyj Class B	2,864	162,217
Metso Oyj (b)	826	19,685
Neste Oyj	3,560	120,507
Nokia Oyj	47,568	149,745
Nokian Renkaat Oyj (b)	1,042	25,233
Nordea Bank Abp (e)	27,106	153,427
Nordea Bank Abp (b)(e)	374	2,106
Orion Oyj Class B (b)	932	38,124
Sampo Oyj Class A	3,726	108,832
Stora Enso Oyj Class R	5,005	50,777
UPM-Kymmene Oyj (b)	4,516	124,325
Wartsila OYJ Abp (b)	3,584	26,309
		1,113,816
FRANCE — 10.3%
Accor SA	1,588	43,561
Aeroports de Paris	264	25,332
Air Liquide SA	4,040	517,097
Airbus SE	4,998	325,424
Alstom SA	1,632	68,298
Amundi SA (d)	535	31,612
Arkema SA	604	41,753
Atos SE	835	56,566
AXA SA	16,547	286,650
BioMerieux	362	40,753
BNP Paribas SA	9,633	290,776
Bollore SA (e)	8,089	22,278
Bollore SA (a)(e)	43	141
Bouygues SA	1,912	56,057
Bureau Veritas SA	2,517	47,806
Capgemini SE	1,347	113,806
Carrefour SA (b)	5,030	79,559
Casino Guichard Perrachon SA (b)	443	17,066
Cie de Saint-Gobain	4,177	101,587
Cie Generale des Etablissements Michelin SCA	1,442	128,256
CNP Assurances	1,532	14,994
Covivio REIT	436	24,566
Credit Agricole SA	10,198	74,859
Danone SA	5,288	340,245
Dassault Aviation SA	23	18,902
Dassault Systemes SE	1,153	170,792
Edenred	2,040	85,260
Eiffage SA	668	47,276
EssilorLuxottica SA	2,426	261,614
Eurazeo SE	344	15,521
Eutelsat Communications SA	1,564	16,348
Faurecia SE	668	20,010
Gecina SA REIT	409	54,167
Getlink SE	3,729	44,967
Hermes International	279	192,496
Security Description	Shares	Value
ICADE REIT	254	$ 20,108
Iliad SA	231	31,341
Ingenico Group SA	530	56,375
Ipsen SA	338	17,498
JCDecaux SA	667	12,076
Kering SA	647	337,851
Klepierre SA REIT	1,743	33,603
Legrand SA	2,343	150,344
L'Oreal SA	2,164	567,256
LVMH Moet Hennessy Louis Vuitton SE	2,382	884,590
Natixis SA	8,486	27,627
Orange SA	17,378	212,322
Pernod Ricard SA	1,846	262,204
Peugeot SA	4,998	66,714
Publicis Groupe SA	1,889	54,139
Remy Cointreau SA (b)	199	21,759
Renault SA	1,659	32,235
Safran SA	2,803	246,478
Sanofi	9,648	848,384
Sartorius Stedim Biotech	235	47,187
Schneider Electric SE	4,735	408,261
SCOR SE	1,314	28,951
SEB SA	180	22,417
Societe Generale SA	7,032	118,423
Sodexo SA	768	51,943
Suez	2,718	27,664
Teleperformance	518	107,878
Thales SA	901	75,511
Ubisoft Entertainment SA (a)	677	49,904
Unibail-Rodamco-Westfield (e)	335	884
Unibail-Rodamco-Westfield REIT (b)(e)	1,196	67,663
Valeo SA	2,029	33,951
Veolia Environnement SA	4,621	98,746
Vinci SA	4,372	361,707
Vivendi SA	7,202	154,294
Wendel SA	221	17,653
Worldline SA (a)(d)	1,088	64,108
		9,296,444
GERMANY — 8.5%
Adidas AG	1,546	349,278
Allianz SE	3,634	625,545
Aroundtown SA	10,402	51,978
BASF SE	7,866	372,383
Bayer AG	8,378	485,838
Bayerische Motoren Werke AG	2,894	149,611
Bayerische Motoren Werke AG Preference Shares	503	21,613
Beiersdorf AG	835	84,804
Brenntag AG	1,400	51,968
Carl Zeiss Meditec AG	344	33,348
Commerzbank AG	8,515	30,912
Continental AG	928	66,807
Covestro AG (d)	1,472	45,014
Daimler AG	7,788	235,169

See accompanying notes to financial statements.
26

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Delivery Hero SE (a)(d)	960	$ 71,586
Deutsche Bank AG	16,586	108,630
Deutsche Boerse AG	1,627	223,153
Deutsche Lufthansa AG	2,171	20,396
Deutsche Post AG	8,471	230,279
Deutsche Telekom AG	28,542	369,988
Deutsche Wohnen SE	3,052	116,237
Evonik Industries AG	1,491	31,199
Fraport AG Frankfurt Airport Services Worldwide	370	14,981
Fresenius Medical Care AG & Co. KGaA	1,815	119,889
Fresenius SE & Co. KGaA	3,662	136,335
Fuchs Petrolub SE Preference Shares	634	22,484
GEA Group AG	1,280	26,299
Hannover Rueck SE	540	77,619
HeidelbergCement AG	1,274	54,644
Henkel AG & Co. KGaA Preference Shares	1,503	120,719
Henkel AG & Co. KGaA	885	65,401
HOCHTIEF AG	201	13,343
Infineon Technologies AG	10,707	157,779
KION Group AG	600	25,965
Knorr-Bremse AG	412	36,545
Lanxess AG	738	29,492
Merck KGaA	1,090	111,970
METRO AG	1,475	12,734
MTU Aero Engines AG	458	67,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,240	250,485
Porsche Automobil Holding SE Preference Shares	1,368	58,060
Puma SE	721	43,037
SAP SE	8,364	943,437
Sartorius AG Preference Shares	289	70,461
Siemens AG	6,551	556,861
Siemens Healthineers AG (d)	1,340	52,997
Symrise AG	1,108	103,339
Telefonica Deutschland Holding AG	6,885	17,066
Thyssenkrupp AG (a)	3,348	17,516
TUI AG	3,810	17,139
Uniper SE	1,851	45,677
United Internet AG	1,095	32,284
Volkswagen AG	281	37,431
Volkswagen AG Preference Shares	1,616	189,444
Vonovia SE	4,412	217,170
Wirecard AG	995	114,253
Zalando SE (a)(d)	1,184	45,457
		7,681,063
HONG KONG — 3.2%
AIA Group, Ltd.	102,800	930,398
ASM Pacific Technology, Ltd.	2,900	27,163
Bank of East Asia, Ltd.	11,580	24,920
Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (a)(d)	11,454	$ 29,555
CK Asset Holdings, Ltd.	21,000	115,012
CK Infrastructure Holdings, Ltd.	5,000	26,578
Dairy Farm International Holdings, Ltd.	2,800	12,880
Galaxy Entertainment Group, Ltd.	20,000	106,697
Hang Lung Properties, Ltd.	21,000	42,645
Hang Seng Bank, Ltd.	6,300	107,697
Henderson Land Development Co., Ltd.	10,250	39,078
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	21,500	20,693
HKT Trust & HKT, Ltd. Stapled Security	33,000	44,960
Hong Kong Exchanges & Clearing, Ltd.	10,144	305,986
Hongkong Land Holdings, Ltd.	9,900	37,125
Kerry Properties, Ltd.	4,000	10,554
Link REIT	17,900	151,728
Melco Resorts & Entertainment, Ltd. ADR	1,883	23,349
MTR Corp., Ltd.	14,052	72,609
New World Development Co., Ltd.	55,389	59,599
NWS Holdings, Ltd.	11,530	11,856
PCCW, Ltd.	34,000	18,731
Power Assets Holdings, Ltd.	12,500	74,749
Sands China, Ltd.	22,000	80,610
Sino Land Co., Ltd.	23,511	29,848
SJM Holdings, Ltd.	13,000	10,986
Sun Hung Kai Properties, Ltd.	14,000	184,598
Swire Pacific, Ltd. Class A	3,500	22,555
Swire Properties, Ltd.	11,000	30,938
Techtronic Industries Co., Ltd.	12,000	77,875
Vitasoy International Holdings, Ltd. (b)	4,000	12,128
WH Group, Ltd. (d)	80,000	74,830
Wharf Real Estate Investment Co., Ltd. (b)	10,000	41,157
Wheelock & Co., Ltd.	7,000	47,775
Yue Yuen Industrial Holdings, Ltd.	3,500	5,365
		2,913,227
IRELAND — 0.7%
AerCap Holdings NV (a)	990	22,562
AIB Group PLC (a)	7,183	8,055
Bank of Ireland Group PLC	8,343	15,782
CRH PLC	6,717	183,150
Flutter Entertainment PLC	646	58,506
James Hardie Industries PLC	4,001	45,352
Kerry Group PLC Class A	1,341	154,793
Kingspan Group PLC	1,308	69,895
Smurfit Kappa Group PLC	2,003	56,527
		614,622
ISRAEL — 0.7%
Azrieli Group, Ltd.	393	22,753

See accompanying notes to financial statements.
27

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank Hapoalim BM	9,371	$ 56,452
Bank Leumi Le-Israel BM	13,068	72,406
Check Point Software Technologies, Ltd. (a)	1,030	103,556
CyberArk Software, Ltd. (a)	264	22,588
Elbit Systems, Ltd.	200	26,143
Israel Chemicals, Ltd.	4,804	15,319
Israel Discount Bank, Ltd. Class A	10,517	31,217
Mizrahi Tefahot Bank, Ltd.	1,267	23,721
Nice, Ltd. (a)	538	79,618
Teva Pharmaceutical Industries, Ltd. ADR (a)	2,550	22,899
Teva Pharmaceutical Industries, Ltd. (a)	6,711	61,808
Wix.com, Ltd. (a)	384	38,715
		577,195
ITALY — 1.3%
Assicurazioni Generali SpA	9,286	126,446
Atlantia SpA	4,069	51,032
Davide Campari-Milano SpA	5,128	36,855
Ferrari NV	1,039	161,373
FinecoBank Banca Fineco SpA	5,214	47,428
Intesa Sanpaolo SpA	127,450	208,145
Leonardo SpA	3,639	24,245
Mediobanca Banca di Credito Finanziario SpA	5,161	28,473
Moncler SpA	1,585	57,896
Pirelli & C SpA (d)	3,095	11,088
Poste Italiane SpA (d)	4,710	39,897
Prysmian SpA	2,044	32,745
Recordati SpA	933	39,455
Snam SpA	17,642	81,380
Telecom Italia SpA (a)(e)	77,316	31,592
Telecom Italia SpA (e)	54,400	21,518
Terna Rete Elettrica Nazionale SpA	11,961	75,727
UniCredit SpA	16,920	132,687
		1,207,982
JAPAN — 26.7%
ABC-Mart, Inc.	200	10,023
Acom Co., Ltd.	3,400	13,826
Advantest Corp. (b)	1,900	76,384
Aeon Co., Ltd.	5,600	124,444
AEON Financial Service Co., Ltd. (b)	500	5,363
Aeon Mall Co., Ltd.	600	7,575
AGC, Inc.	1,300	32,020
Air Water, Inc.	1,100	15,141
Aisin Seiki Co., Ltd.	1,200	29,612
Ajinomoto Co., Inc.	3,600	67,045
Alfresa Holdings Corp.	2,000	37,312
Alps Alpine Co., Ltd.	2,100	20,406
Amada Holdings Co., Ltd.	2,800	22,124
ANA Holdings, Inc.	700	17,112
Aozora Bank, Ltd.	800	15,280
Asahi Group Holdings, Ltd.	3,100	100,792
Security Description	Shares	Value
Asahi Intecc Co., Ltd.	1,800	$ 44,552
Asahi Kasei Corp.	10,500	74,387
Astellas Pharma, Inc.	16,100	249,207
Bandai Namco Holdings, Inc. (b)	1,900	92,241
Bank of Kyoto, Ltd.	400	12,746
Benesse Holdings, Inc.	500	12,741
Bridgestone Corp.	5,000	153,907
Brother Industries, Ltd.	2,300	35,239
Calbee, Inc. (b)	500	13,529
Canon, Inc.	8,800	192,295
Casio Computer Co., Ltd.	1,200	16,863
Central Japan Railway Co.	1,200	192,525
Chiba Bank, Ltd. (b)	5,400	23,660
Chugai Pharmaceutical Co., Ltd.	2,000	231,578
Coca-Cola Bottlers Japan Holdings, Inc.	900	18,499
Concordia Financial Group, Ltd.	9,900	28,887
Credit Saison Co., Ltd.	1,100	12,798
CyberAgent, Inc.	700	27,169
Dai Nippon Printing Co., Ltd. (b)	2,100	44,760
Daicel Corp.	2,600	19,002
Daifuku Co., Ltd. (b)	900	57,107
Dai-ichi Life Holdings, Inc.	9,200	110,403
Daiichi Sankyo Co., Ltd.	5,000	344,310
Daikin Industries, Ltd.	2,200	268,390
Daito Trust Construction Co., Ltd.	600	55,940
Daiwa House Industry Co., Ltd.	5,200	128,970
Daiwa House REIT Investment Corp.	17	41,526
Daiwa Securities Group, Inc.	12,400	48,150
Denso Corp.	3,600	116,415
Dentsu Group, Inc.	2,000	38,664
Disco Corp.	200	39,572
East Japan Railway Co.	2,600	196,912
Eisai Co., Ltd.	2,300	168,971
FamilyMart Co., Ltd.	2,400	43,085
FANUC Corp.	1,800	244,352
Fast Retailing Co., Ltd.	500	204,669
Fuji Electric Co., Ltd.	800	18,148
FUJIFILM Holdings Corp.	3,100	156,185
Fujitsu, Ltd.	1,800	162,651
Fukuoka Financial Group, Inc.	1,200	15,907
GMO Payment Gateway, Inc.	300	21,064
Hakuhodo DY Holdings, Inc.	2,000	20,194
Hamamatsu Photonics KK	1,000	40,943
Hankyu Hanshin Holdings, Inc.	2,100	70,710
Hikari Tsushin, Inc.	200	33,588
Hino Motors, Ltd.	2,600	13,993
Hirose Electric Co., Ltd.	205	21,268
Hisamitsu Pharmaceutical Co., Inc.	300	14,006
Hitachi Chemical Co., Ltd.	800	34,014
Hitachi Construction Machinery Co., Ltd. (b)	700	14,194
Hitachi High-Tech Corp.	500	36,960
Hitachi Metals, Ltd. (b)	2,100	22,156
Hitachi, Ltd.	8,400	244,557

See accompanying notes to financial statements.
28

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Honda Motor Co., Ltd. (b)	13,700	$ 308,379
Hoshizaki Corp.	400	30,050
Hoya Corp.	3,300	281,228
Hulic Co., Ltd.	2,800	28,479
IHI Corp.	1,100	12,859
Iida Group Holdings Co., Ltd.	1,100	15,254
Isetan Mitsukoshi Holdings, Ltd.	2,800	16,340
Isuzu Motors, Ltd.	5,300	35,117
Itochu Techno-Solutions Corp.	600	17,146
J Front Retailing Co., Ltd.	2,400	19,964
Japan Airlines Co., Ltd. (b)	800	14,747
Japan Airport Terminal Co., Ltd. (b)	300	11,602
Japan Exchange Group, Inc.	3,900	68,856
Japan Post Bank Co., Ltd. (b)	3,300	30,477
Japan Post Holdings Co., Ltd.	13,100	102,623
Japan Post Insurance Co., Ltd. (b)	2,200	27,328
Japan Prime Realty Investment Corp. REIT	5	15,053
Japan Real Estate Investment Corp. REIT	11	64,499
Japan Retail Fund Investment Corp. REIT	26	29,431
Japan Tobacco, Inc.	10,100	186,741
JFE Holdings, Inc.	3,800	24,746
JGC Holdings Corp. (b)	2,300	18,493
JSR Corp.	2,100	38,769
JTEKT Corp.	2,300	15,659
Kajima Corp.	3,500	35,955
Kakaku.com, Inc.	800	14,710
Kamigumi Co., Ltd.	700	11,853
Kansai Electric Power Co., Inc.	6,100	68,004
Kansai Paint Co., Ltd. (b)	1,200	22,876
Kao Corp.	4,000	327,173
Kawasaki Heavy Industries, Ltd.	1,000	14,534
KDDI Corp.	15,300	452,105
Keihan Holdings Co., Ltd.	800	35,570
Keikyu Corp.	2,300	38,712
Keio Corp.	900	53,272
Keisei Electric Railway Co., Ltd.	900	26,011
Keyence Corp.	1,700	548,479
Kikkoman Corp.	1,200	51,188
Kintetsu Group Holdings Co., Ltd. (b)	1,500	69,473
Kirin Holdings Co., Ltd.	7,000	138,599
Kobayashi Pharmaceutical Co., Ltd.	400	37,052
Koito Manufacturing Co., Ltd.	700	23,700
Komatsu, Ltd.	7,600	125,206
Konami Holdings Corp.	600	18,424
Konica Minolta, Inc.	3,900	15,859
Kose Corp. (b)	300	37,043
Kubota Corp.	8,800	112,614
Kuraray Co., Ltd.	2,900	29,334
Kurita Water Industries, Ltd.	700	16,197
Kyocera Corp.	2,800	166,203
Kyowa Kirin Co., Ltd.	2,300	51,601
Kyushu Electric Power Co., Inc. (b)	3,300	26,564
Security Description	Shares	Value
Kyushu Railway Co. (b)	1,149	$ 32,994
Lawson, Inc.	300	16,479
LINE Corp. (a)	400	19,304
Lion Corp.	2,300	49,279
LIXIL Group Corp.	2,600	32,393
M3, Inc. (b)	3,600	106,544
Makita Corp.	2,200	67,556
Marui Group Co., Ltd. (b)	1,300	21,856
Maruichi Steel Tube, Ltd. (b)	300	7,222
Mazda Motor Corp. (b)	5,400	28,612
McDonald's Holdings Co. Japan, Ltd.	400	18,045
Mebuki Financial Group, Inc.	7,100	14,469
Medipal Holdings Corp.	1,200	22,432
MEIJI Holdings Co., Ltd.	1,000	71,141
Mercari, Inc. (a)(b)	500	9,726
MINEBEA MITSUMI, Inc.	3,000	44,852
MISUMI Group, Inc.	2,700	58,900
Mitsubishi Chemical Holdings Corp.	10,500	62,521
Mitsubishi Electric Corp.	15,500	191,677
Mitsubishi Estate Co., Ltd.	9,800	144,792
Mitsubishi Gas Chemical Co., Inc.	1,100	11,983
Mitsubishi Heavy Industries, Ltd.	2,700	68,341
Mitsubishi Motors Corp. (b)	5,600	15,873
Mitsubishi UFJ Financial Group, Inc.	105,300	393,089
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,900	14,291
Mitsui Chemicals, Inc.	1,300	24,698
Mitsui Fudosan Co., Ltd.	7,400	128,217
Mitsui OSK Lines, Ltd.	700	11,328
Mizuho Financial Group, Inc.	206,700	236,655
MonotaRO Co., Ltd.	900	23,910
MS&AD Insurance Group Holdings, Inc.	3,900	109,282
Murata Manufacturing Co., Ltd.	5,100	258,508
Nabtesco Corp.	700	16,178
Nagoya Railroad Co., Ltd.	1,300	36,487
NEC Corp.	2,100	76,740
Nexon Co., Ltd.	3,900	63,763
NGK Insulators, Ltd.	2,600	34,127
NGK Spark Plug Co., Ltd.	1,100	15,508
NH Foods, Ltd.	500	17,438
Nidec Corp.	4,200	218,141
Nikon Corp.	2,900	26,809
Nintendo Co., Ltd.	1,000	385,438
Nippon Building Fund, Inc. REIT	11	73,771
Nippon Express Co., Ltd.	500	24,501
Nippon Paint Holdings Co., Ltd.	1,300	68,158
Nippon Prologis REIT, Inc.	21	52,755
Nippon Shinyaku Co., Ltd.	300	23,565
Nippon Steel Corp. (b)	6,600	56,576
Nippon Telegraph & Telephone Corp.	11,400	271,972
Nippon Yusen KK (b)	1,200	14,295
Nissan Chemical Corp.	900	32,847

See accompanying notes to financial statements.
29

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Nissan Motor Co., Ltd.	19,400	$ 64,083
Nisshin Seifun Group, Inc.	2,100	35,054
Nissin Foods Holdings Co., Ltd.	600	50,021
Nitori Holdings Co., Ltd.	700	94,539
Nitto Denko Corp.	1,200	53,633
Nomura Holdings, Inc.	28,300	120,011
Nomura Real Estate Holdings, Inc.	800	13,005
Nomura Real Estate Master Fund, Inc. REIT	33	41,756
Nomura Research Institute, Ltd.	2,800	59,343
NSK, Ltd.	3,300	21,214
NTT Data Corp.	5,500	52,985
NTT DOCOMO, Inc.	11,600	362,866
Obayashi Corp.	5,800	49,750
Obic Co., Ltd.	500	65,583
Odakyu Electric Railway Co., Ltd.	2,600	57,128
Oji Holdings Corp.	7,000	37,543
Olympus Corp.	9,800	141,796
Omron Corp.	1,800	93,872
Ono Pharmaceutical Co., Ltd.	3,300	75,993
Oracle Corp. Japan	300	26,233
Oriental Land Co., Ltd. (b)	1,900	243,231
ORIX Corp.	11,700	140,946
Orix JREIT, Inc.	24	31,569
Otsuka Corp.	800	34,237
Otsuka Holdings Co., Ltd.	3,300	129,334
Pan Pacific International Holdings Corp.	3,700	70,226
Panasonic Corp.	18,700	142,907
Park24 Co., Ltd.	700	10,316
PeptiDream, Inc. (a)	700	24,445
Persol Holdings Co., Ltd. (b)	1,200	12,072
Pigeon Corp.	900	34,556
Pola Orbis Holdings, Inc.	500	9,240
Rakuten, Inc.	7,100	53,930
Recruit Holdings Co., Ltd. (b)	11,700	303,026
Renesas Electronics Corp. (a)	6,800	24,503
Resona Holdings, Inc.	18,200	54,825
Ricoh Co., Ltd.	5,900	43,394
Rinnai Corp.	200	14,173
Rohm Co., Ltd.	700	38,451
Ryohin Keikaku Co., Ltd.	2,100	23,615
Sankyo Co., Ltd.	300	8,740
Santen Pharmaceutical Co., Ltd.	3,300	56,796
SBI Holdings, Inc.	2,400	35,081
Secom Co., Ltd.	1,900	157,942
Sega Sammy Holdings, Inc.	1,200	14,617
Seibu Holdings, Inc.	2,100	23,110
Seiko Epson Corp. (b)	2,500	27,095
Sekisui Chemical Co., Ltd.	3,300	43,804
Sekisui House, Ltd.	5,300	87,609
Seven & i Holdings Co., Ltd.	6,500	215,312
Seven Bank, Ltd.	4,200	10,855
SG Holdings Co., Ltd.	1,000	23,834
Sharp Corp. (b)	2,000	21,027
Shimadzu Corp.	2,200	57,978
Security Description	Shares	Value
Shimamura Co., Ltd.	100	$ 6,040
Shimano, Inc.	600	85,814
Shimizu Corp.	5,200	40,702
Shin-Etsu Chemical Co., Ltd.	3,100	308,119
Shinsei Bank, Ltd. (a)	1,300	17,365
Shionogi & Co., Ltd.	2,500	123,130
Shiseido Co., Ltd.	3,400	200,999
Shizuoka Bank, Ltd.	3,300	20,083
Showa Denko KK	900	18,649
SMC Corp.	500	211,894
Softbank Corp. (b)	14,800	188,436
SoftBank Group Corp.	13,200	463,171
Sohgo Security Services Co., Ltd.	500	24,362
Sompo Holdings, Inc.	2,900	89,803
Sony Corp.	10,700	636,420
Sony Financial Holdings, Inc.	1,200	20,308
Square Enix Holdings Co., Ltd.	600	26,817
Stanley Electric Co., Ltd.	800	15,799
Subaru Corp.	5,600	107,560
SUMCO Corp.	2,400	30,968
Sumitomo Chemical Co., Ltd.	12,000	35,682
Sumitomo Dainippon Pharma Co., Ltd.	1,100	14,296
Sumitomo Electric Industries, Ltd.	6,200	65,357
Sumitomo Heavy Industries, Ltd.	700	12,651
Sumitomo Metal Mining Co., Ltd.	2,100	43,146
Sumitomo Mitsui Financial Group, Inc.	11,600	281,847
Sumitomo Mitsui Trust Holdings, Inc.	2,900	83,920
Sumitomo Realty & Development Co., Ltd.	2,900	70,784
Sumitomo Rubber Industries, Ltd.	2,100	19,822
Sundrug Co., Ltd.	400	12,820
Suntory Beverage & Food, Ltd.	1,000	37,840
Suzuken Co., Ltd.	500	18,225
Suzuki Motor Corp.	3,100	74,216
Sysmex Corp.	1,400	101,750
T&D Holdings, Inc.	5,300	43,400
Taiheiyo Cement Corp.	800	13,709
Taisei Corp.	1,900	58,168
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,301
Taiyo Nippon Sanso Corp.	900	13,347
Takeda Pharmaceutical Co., Ltd.	12,808	392,468
TDK Corp.	1,000	77,625
Teijin, Ltd.	1,200	20,342
Terumo Corp.	5,600	192,969
THK Co., Ltd.	800	16,392
Tobu Railway Co., Ltd.	1,800	62,860
Toho Co., Ltd.	900	27,511
Tohoku Electric Power Co., Inc.	3,300	31,822
Tokio Marine Holdings, Inc.	5,500	252,188
Tokyo Century Corp. (b)	300	9,407
Tokyo Electric Power Co. Holdings, Inc. (a)	12,200	42,605
Tokyo Electron, Ltd.	1,300	245,116

See accompanying notes to financial statements.
30

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tokyu Corp.	3,900	$ 61,414
Tokyu Fudosan Holdings Corp.	6,000	28,790
Toppan Printing Co., Ltd.	2,500	38,349
Toray Industries, Inc.	12,100	52,567
Toshiba Corp.	3,300	72,753
Tosoh Corp.	2,600	29,623
TOTO, Ltd.	1,000	33,301
Toyo Seikan Group Holdings, Ltd.	900	10,288
Toyo Suisan Kaisha, Ltd.	600	29,012
Toyoda Gosei Co., Ltd.	300	5,152
Toyota Industries Corp.	1,300	62,378
Toyota Motor Corp.	19,400	1,168,259
Trend Micro, Inc.	900	44,519
Tsuruha Holdings, Inc.	300	39,628
Unicharm Corp.	3,300	123,832
United Urban Investment Corp. REIT	27	26,886
USS Co., Ltd.	1,900	26,153
Welcia Holdings Co., Ltd.	300	20,981
West Japan Railway Co.	1,400	95,914
Yakult Honsha Co., Ltd.	1,000	59,191
Yamada Denki Co., Ltd.	5,300	21,160
Yamaha Corp.	1,000	39,044
Yamaha Motor Co., Ltd.	2,700	32,689
Yamato Holdings Co., Ltd. (b)	2,800	44,015
Yamazaki Baking Co., Ltd.	700	14,635
Yaskawa Electric Corp.	2,300	63,404
Yokogawa Electric Corp.	2,400	28,968
Yokohama Rubber Co., Ltd.	800	9,952
Z Holdings Corp.	20,600	66,405
ZOZO, Inc.	600	8,064
		24,064,762
LUXEMBOURG — 0.2%
ArcelorMittal SA	5,593	53,152
Eurofins Scientific SE	98	48,496
Millicom International Cellular SA SDR	602	16,989
SES SA	3,280	19,247
Tenaris SA	4,239	25,954
		163,838
MACAU — 0.0% (c)
Wynn Macau, Ltd.	13,200	20,062
NETHERLANDS — 3.8%
ABN AMRO Bank NV (d)	3,646	29,940
Adyen NV (a)(d)	93	78,635
Aegon NV	15,728	39,934
Akzo Nobel NV	1,725	113,584
Altice Europe NV (a)	5,779	22,390
ASML Holding NV	3,645	969,673
EXOR NV	882	45,486
Heineken Holding NV	996	76,336
Heineken NV	2,221	185,601
ING Groep NV	33,368	175,065
Just Eat Takeaway (a)(d)	982	74,024
Koninklijke Ahold Delhaize NV	10,034	234,344
Security Description	Shares	Value
Koninklijke DSM NV	1,529	$ 173,642
Koninklijke KPN NV	30,253	72,233
Koninklijke Philips NV	7,687	311,362
Koninklijke Vopak NV	634	32,988
NN Group NV	2,747	74,148
NXP Semiconductors NV	2,418	200,525
Prosus NV (a)	4,173	289,153
Randstad NV	1,063	37,522
Wolters Kluwer NV	2,397	168,801
		3,405,386
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)	6,464	65,875
Auckland International Airport, Ltd.	7,957	23,539
Fisher & Paykel Healthcare Corp., Ltd.	5,046	90,882
Fletcher Building, Ltd.	7,508	15,579
Mercury NZ, Ltd.	5,832	14,591
Meridian Energy, Ltd.	11,573	27,719
Ryman Healthcare, Ltd.	3,528	21,543
Spark New Zealand, Ltd.	16,538	40,052
		299,780
NORWAY — 0.5%
DNB ASA	8,252	91,746
Gjensidige Forsikring ASA	1,826	30,961
Mowi ASA	3,584	54,147
Norsk Hydro ASA	12,153	26,179
Orkla ASA	6,480	54,933
Schibsted ASA Class B	830	14,717
Telenor ASA	6,331	91,580
Yara International ASA	1,439	45,125
		409,388
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	21,165	84,951
Jeronimo Martins SGPS SA	2,294	41,381
		126,332
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	23,108	45,929
CapitaLand Commercial Trust REIT	22,994	24,708
CapitaLand Mall Trust REIT	23,100	29,040
CapitaLand, Ltd.	21,100	42,234
City Developments, Ltd.	3,300	16,780
ComfortDelGro Corp., Ltd.	19,800	21,137
DBS Group Holdings, Ltd.	15,473	201,801
Genting Singapore, Ltd.	53,600	25,975
Mapletree Commercial Trust REIT	17,000	21,849
Oversea-Chinese Banking Corp., Ltd.	27,679	167,958
SATS, Ltd.	6,200	13,760
Sembcorp Industries, Ltd.	9,900	10,777
Singapore Airlines, Ltd. (b)	5,200	20,963
Singapore Exchange, Ltd.	6,600	42,599
Singapore Press Holdings, Ltd. (b)	13,200	16,965

See accompanying notes to financial statements.
31

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Singapore Technologies Engineering, Ltd.	13,200	$ 28,925
Singapore Telecommunications, Ltd.	69,400	123,802
Suntec Real Estate Investment Trust	16,200	14,222
United Overseas Bank, Ltd.	10,371	141,669
UOL Group, Ltd.	3,823	17,640
Venture Corp., Ltd.	2,400	22,873
Wilmar International, Ltd.	16,500	37,430
		1,089,036
SPAIN — 2.6%
Abertis Infraestructuras SA (a)	177	1,257
ACS Actividades de Construccion y Servicios SA	2,386	46,640
Aena SME SA (d)	602	65,737
Amadeus IT Group SA	3,691	174,958
Banco Bilbao Vizcaya Argentaria SA	57,100	182,665
Banco de Sabadell SA	48,835	25,131
Banco Santander SA	141,179	343,588
Bankia SA	10,491	11,718
Bankinter SA	6,101	22,386
CaixaBank SA	30,041	56,036
Cellnex Telecom SA (d)	2,101	95,556
Enagas SA	1,826	36,255
Endesa SA	2,608	55,716
Ferrovial SA	4,115	98,747
Grifols SA (b)	2,678	91,092
Iberdrola SA	52,272	515,282
Industria de Diseno Textil SA	9,237	239,801
Mapfre SA	9,744	16,641
Red Electrica Corp. SA	3,577	64,230
Siemens Gamesa Renewable Energy SA	1,868	28,142
Telefonica SA	40,016	183,248
		2,354,826
SWEDEN — 2.7%
Alfa Laval AB	2,692	46,802
Assa Abloy AB Class B	8,474	160,539
Atlas Copco AB Class A	5,751	193,815
Atlas Copco AB Class B	3,290	97,295
Boliden AB	2,494	45,637
Electrolux AB Class B	1,910	23,866
Epiroc AB Class A	5,447	54,131
Epiroc AB Class B	3,167	31,460
Essity AB Class B	5,128	158,379
Hennes & Mauritz AB Class B (b)	6,812	88,006
Hexagon AB Class B	2,326	99,541
Husqvarna AB Class B	3,741	18,857
ICA Gruppen AB	739	31,170
Industrivarden AB Class C	1,468	28,730
Investor AB Class B	3,851	177,669
Kinnevik AB Class B	2,167	36,110
L E Lundbergforetagen AB Class B (b)	599	24,618
Sandvik AB	9,917	141,383
Security Description	Shares	Value
Securitas AB Class B	2,511	$ 27,232
Skandinaviska Enskilda Banken AB Class A	13,849	93,904
Skanska AB Class B (a)	3,096	47,326
SKF AB Class B (b)	3,213	44,331
Svenska Handelsbanken AB Class A (a)	12,903	108,275
Swedbank AB Class A	7,654	85,635
Swedish Match AB (b)	1,533	87,886
Tele2 AB Class B	4,351	58,583
Telefonaktiebolaget LM Ericsson Class B	26,827	219,485
Telia Co. AB	23,679	85,321
Volvo AB Class B	12,590	151,852
		2,467,838
SWITZERLAND — 11.7%
ABB, Ltd.	15,622	274,562
Adecco Group AG	1,370	54,004
Alcon, Inc. (a)	3,502	178,548
Baloise Holding AG	414	54,299
Barry Callebaut AG	27	54,137
Chocoladefabriken Lindt & Spruengli AG (e)	8	67,428
Chocoladefabriken Lindt & Spruengli AG (e)	1	87,231
Cie Financiere Richemont SA	4,423	242,555
Clariant AG	1,698	28,544
Coca-Cola HBC AG	1,653	35,602
Credit Suisse Group AG	21,908	181,142
Dufry AG	386	12,000
EMS-Chemie Holding AG	66	41,508
Geberit AG	315	138,690
Givaudan SA	77	238,349
Julius Baer Group, Ltd.	1,894	64,657
Kuehne + Nagel International AG	444	60,964
LafargeHolcim, Ltd.	4,171	152,433
Lonza Group AG	638	265,210
Nestle SA	25,359	2,606,535
Novartis AG	18,298	1,510,098
Pargesa Holding SA	307	20,355
Partners Group Holding AG	159	110,037
Roche Holding AG	5,985	1,942,627
Schindler Holding AG (e)	348	76,394
Schindler Holding AG (e)	158	33,378
SGS SA	52	120,494
Sika AG	1,118	184,822
Sonova Holding AG	472	85,078
STMicroelectronics NV (b)	5,817	126,856
Straumann Holding AG	87	64,867
Swatch Group AG (e)	235	46,985
Swatch Group AG (e)	443	17,435
Swiss Life Holding AG	283	96,347
Swiss Prime Site AG	638	62,478
Swiss Re AG	2,566	197,738
Swisscom AG (b)	217	116,669
Temenos AG	584	76,595

See accompanying notes to financial statements.
32

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
UBS Group AG	33,420	$ 312,456
Vifor Pharma AG	404	55,847
Zurich Insurance Group AG	1,280	454,294
		10,550,248
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (f)	746	2,170
UNITED KINGDOM — 14.2%
3i Group PLC	8,221	80,754
Admiral Group PLC	1,615	44,656
Ashtead Group PLC	3,874	84,807
Associated British Foods PLC	3,008	67,658
AstraZeneca PLC	11,234	1,005,160
Auto Trader Group PLC (d)	7,648	41,640
AVEVA Group PLC	551	23,871
Aviva PLC	33,540	111,664
BAE Systems PLC	28,053	181,505
Barclays PLC	146,176	170,575
Barratt Developments PLC	9,206	50,340
Berkeley Group Holdings PLC	946	42,404
British American Tobacco PLC	19,642	671,957
British Land Co. PLC REIT	7,897	32,920
BT Group PLC	71,298	104,231
Bunzl PLC	2,781	56,190
Burberry Group PLC	3,542	58,171
CNH Industrial NV	8,643	49,466
Coca-Cola European Partners PLC	1,923	73,112
Compass Group PLC	13,586	212,933
Croda International PLC	1,168	61,870
DCC PLC	807	51,033
Diageo PLC	20,303	651,144
Direct Line Insurance Group PLC	11,028	40,462
easyJet PLC (b)	1,432	10,139
Experian PLC	7,802	217,764
Fiat Chrysler Automobiles NV	8,927	64,374
G4S PLC	14,014	16,039
GlaxoSmithKline PLC	42,719	802,275
GVC Holdings PLC	4,983	34,662
Halma PLC	3,218	76,651
Hargreaves Lansdown PLC	2,394	41,143
HSBC Holdings PLC	171,891	968,171
Imperial Brands PLC	8,056	149,516
Informa PLC	11,138	61,125
InterContinental Hotels Group PLC	1,550	67,565
Intertek Group PLC	1,365	79,989
ITV PLC	32,763	26,820
J Sainsbury PLC	14,939	38,974
JD Sports Fashion PLC	3,752	21,293
Johnson Matthey PLC	1,569	34,980
Kingfisher PLC	18,299	32,651
Land Securities Group PLC REIT	5,973	41,238
Legal & General Group PLC	50,370	121,071
Lloyds Banking Group PLC	595,210	236,170
London Stock Exchange Group PLC	2,746	247,877
M&G PLC (a)	22,173	30,958
Security Description	Shares	Value
Marks & Spencer Group PLC	18,286	$ 22,501
Meggitt PLC	7,011	25,237
Melrose Industries PLC	41,815	47,441
Micro Focus International PLC	2,905	14,408
Mondi PLC	4,353	74,539
National Grid PLC	29,499	346,241
Next PLC	1,168	58,973
Ocado Group PLC (a)	3,854	58,301
Pearson PLC	6,629	45,422
Persimmon PLC	2,858	67,916
Prudential PLC	22,264	285,863
Reckitt Benckiser Group PLC	6,074	463,185
RELX PLC (e)	9,507	204,172
RELX PLC (e)	7,140	153,475
Rentokil Initial PLC	15,675	75,374
Rio Tinto PLC	9,676	446,137
Rio Tinto, Ltd.	3,146	162,840
Rolls-Royce Holdings PLC	15,260	64,447
Royal Bank of Scotland Group PLC	40,368	56,511
RSA Insurance Group PLC	9,415	49,078
Sage Group PLC	9,762	71,634
Schroders PLC	1,056	32,525
Segro PLC REIT	9,429	89,323
Severn Trent PLC	2,173	61,433
Smith & Nephew PLC	7,409	131,784
Smiths Group PLC	3,587	54,529
Spirax-Sarco Engineering PLC	629	63,681
St James's Place PLC	4,856	45,737
Standard Chartered PLC	23,831	131,731
Standard Life Aberdeen PLC	19,972	55,447
Taylor Wimpey PLC	29,906	43,571
Tesco PLC	83,866	237,928
Unilever NV	12,567	617,823
Unilever PLC	9,504	480,277
United Utilities Group PLC	6,212	69,539
Vodafone Group PLC	229,227	321,180
Weir Group PLC	2,042	18,256
Whitbread PLC	1,121	42,116
Wm Morrison Supermarkets PLC	20,199	44,581
WPP PLC	10,744	73,458
		12,798,582
UNITED STATES — 0.3%
Carnival PLC	1,395	16,976
Ferguson PLC	2,011	126,073
International Flavors & Fragrances, Inc.	1	82
QIAGEN NV (a)	1,974	79,296
		222,427
TOTAL COMMON STOCKS (Cost $106,099,979)		89,453,679

See accompanying notes to financial statements.
33

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	13,077	$ 13,065
State Street Navigator Securities Lending Portfolio II (i) (j)	1,102,792	1,102,792
TOTAL SHORT-TERM INVESTMENTS (Cost $1,115,854)		1,115,857
TOTAL INVESTMENTS — 100.5% (Cost $107,215,833)		90,569,536
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(451,367)
NET ASSETS — 100.0%		$ 90,118,169
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $2,170, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,447,498	$4,011	$2,170	$89,453,679
Short-Term Investments	1,115,857	—	—	1,115,857
TOTAL INVESTMENTS	$90,563,355	$4,011	$2,170	$90,569,536
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,556	$ 24,558	$ 1,602,828	$ 1,614,323	$ (1)	$ 3	13,077	$ 13,065	$ 655
State Street Navigator Securities Lending Portfolio II	—	—	9,042,970	7,940,178	—	—	1,102,792	1,102,792	3,614
State Street Navigator Securities Lending Portfolio III	3,926,093	3,926,093	2,289,025	6,215,118	—	—	—	—	897
Total		$3,950,651	$12,934,823	$15,769,619	$ (1)	$ 3		$1,115,857	$5,166
See accompanying notes to financial statements.
34

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.1%
AGL Energy, Ltd.	21,066	$ 221,638
Aristocrat Leisure, Ltd.	18,246	238,425
ASX, Ltd.	6,665	314,474
Aurizon Holdings, Ltd.	42,406	109,788
Australia & New Zealand Banking Group, Ltd.	42,559	441,778
Bendigo & Adelaide Bank, Ltd.	17,316	66,451
BHP Group PLC	16,808	260,930
BHP Group, Ltd.	19,784	350,913
BlueScope Steel, Ltd.	7,995	42,230
Brambles, Ltd.	48,355	312,531
Caltex Australia, Ltd.	15,706	214,559
Coca-Cola Amatil, Ltd.	19,724	106,717
Cochlear, Ltd.	3,724	427,250
Coles Group, Ltd.	30,677	284,642
Commonwealth Bank of Australia	25,776	975,285
CSL, Ltd.	19,390	3,520,895
Dexus REIT	49,973	278,027
Flight Centre Travel Group, Ltd. (a)	3,763	22,824
Fortescue Metals Group, Ltd.	51,109	312,813
Goodman Group REIT	19,355	143,339
GPT Group REIT	104,847	232,943
Harvey Norman Holdings, Ltd.	26,929	48,622
Insurance Australia Group, Ltd.	48,914	185,615
LendLease Group Stapled Security	7,684	48,441
Macquarie Group, Ltd.	2,012	105,596
Medibank Pvt, Ltd.	169,494	275,945
Mirvac Group REIT	105,099	134,441
National Australia Bank, Ltd.	30,820	314,641
Newcrest Mining, Ltd.	28,567	403,016
Origin Energy, Ltd.	15,425	41,351
QBE Insurance Group, Ltd.	21,522	113,284
Ramsay Health Care, Ltd.	3,538	124,036
REA Group, Ltd. (a)	2,016	94,997
Scentre Group REIT	206,557	197,852
SEEK, Ltd. (a)	4,340	39,393
Sonic Healthcare, Ltd.	35,988	535,904
Stockland REIT	63,554	98,413
Suncorp Group, Ltd.	13,861	77,456
Tabcorp Holdings, Ltd.	26,422	40,914
Telstra Corp., Ltd.	240,703	452,280
Transurban Group Stapled Security	86,004	633,771
Vicinity Centres REIT	194,892	123,459
Wesfarmers, Ltd.	62,558	1,312,152
Westpac Banking Corp. (a)	55,521	560,697
Woodside Petroleum, Ltd.	7,704	85,864
Woolworths Group, Ltd.	51,225	1,100,465
		16,027,057
AUSTRIA — 0.1%
Erste Group Bank AG	2,806	51,987
OMV AG	2,558	70,618
Raiffeisen Bank International AG	3,794	55,680
Security Description	Shares	Value
Voestalpine AG	3,212	$ 65,324
		243,609
BELGIUM — 1.2%
Ageas	7,252	301,660
Anheuser-Busch InBev SA	5,685	252,446
Colruyt SA	14,341	775,296
Groupe Bruxelles Lambert SA	11,429	898,149
KBC Group NV	2,903	133,847
Proximus SADP	29,671	679,454
Solvay SA	1,035	75,385
UCB SA	6,322	548,009
		3,664,246
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	64,536	178,598
DENMARK — 3.5%
AP Moller - Maersk A/S Class B (a)	128	114,659
Carlsberg A/S Class B	1,977	223,782
Chr. Hansen Holding A/S	5,801	434,000
Coloplast A/S Class B	9,522	1,381,368
Danske Bank A/S	19,418	219,569
Demant A/S (a)(b)	5,661	125,360
DSV Panalpina A/S	8,846	804,111
H Lundbeck A/S	2,896	85,933
ISS A/S (a)	7,434	102,184
Novo Nordisk A/S Class B	89,882	5,407,484
Novozymes A/S Class B	10,305	468,671
Orsted A/S (c)	5,291	518,457
Pandora A/S	5,140	166,955
Tryg A/S	24,692	607,424
Vestas Wind Systems A/S	4,934	400,913
		11,060,870
FINLAND — 1.5%
Elisa Oyj (a)	21,910	1,357,822
Fortum Oyj	3,981	58,424
Kone Oyj Class B	15,566	881,659
Neste Oyj	8,779	297,171
Nokia Oyj	59,387	186,951
Nokian Renkaat Oyj (a)	4,511	109,240
Nordea Bank Abp (d)	39,191	221,831
Nordea Bank Abp (d)	3,250	18,305
Orion Oyj Class B (a)	4,981	203,750
Sampo Oyj Class A	32,487	948,906
UPM-Kymmene Oyj (a)	13,871	381,869
Wartsila OYJ Abp	16,659	122,287
		4,788,215
FRANCE — 7.9%
Aeroports de Paris	3,974	381,323
Air Liquide SA	7,161	916,567
Airbus SE	15,570	1,013,776
Alstom SA	2,594	108,557
Atos SE	1,005	68,083
AXA SA	32,713	566,700
BNP Paribas SA	23,513	709,748

See accompanying notes to financial statements.
35

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bureau Veritas SA	9,935	$ 188,699
Capgemini SE	1,158	97,837
Carrefour SA (a)	10,103	159,798
Casino Guichard Perrachon SA (a)	2,325	89,569
Cie de Saint-Gobain	7,237	176,008
Cie Generale des Etablissements Michelin SCA	6,600	587,025
Credit Agricole SA	24,057	176,593
Danone SA	10,342	665,433
Dassault Systemes SE	3,945	584,368
Engie SA	25,330	261,591
EssilorLuxottica SA	5,375	579,628
Eutelsat Communications SA	6,453	67,449
Faurecia SE	3,408	102,086
Getlink SE	5,844	70,472
Hermes International	2,202	1,519,272
Iliad SA	521	70,687
Ipsen SA	1,351	69,939
Kering SA	2,480	1,295,010
Legrand SA	8,706	558,640
L'Oreal SA	9,586	2,512,808
LVMH Moet Hennessy Louis Vuitton SE	9,080	3,371,989
Orange SA	62,397	762,359
Pernod Ricard SA	3,497	496,711
Peugeot SA	12,802	170,882
Publicis Groupe SA	2,194	62,880
Renault SA	6,839	132,883
Safran SA	2,795	245,775
Sanofi	19,317	1,698,614
Schneider Electric SE	3,874	334,024
SCOR SE	9,568	210,810
SEB SA	614	76,466
Societe Generale SA	24,964	420,409
Sodexo SA	6,558	443,547
Thales SA	8,731	731,728
TOTAL SA	33,644	1,306,453
Unibail-Rodamco-Westfield (d)	30,118	79,449
Unibail-Rodamco-Westfield REIT (d)	24	1,358
Unibail-Rodamco-Westfield REIT (a)(d)	775	43,845
Valeo SA	5,043	84,385
Vinci SA	4,305	356,164
Vivendi SA	7,682	164,578
Worldline SA (b)(c)	382	22,508
		24,815,483
GERMANY — 5.3%
Adidas AG	7,313	1,652,181
Allianz SE	5,278	908,537
Aroundtown SA	12,233	61,127
BASF SE	13,296	629,444
Bayer AG	8,699	504,452
Bayerische Motoren Werke AG	7,252	374,906
Bayerische Motoren Werke AG Preference Shares	1,433	61,574
Security Description	Shares	Value
Beiersdorf AG	9,457	$ 960,467
Commerzbank AG	40,789	148,074
Continental AG	4,744	341,523
Covestro AG (c)	9,539	291,706
Daimler AG	17,945	541,873
Deutsche Bank AG	51,130	334,875
Deutsche Boerse AG	1,081	148,266
Deutsche Lufthansa AG	10,147	95,328
Deutsche Post AG	16,784	456,263
Deutsche Telekom AG	82,503	1,069,480
E.ON SE	24,492	253,716
Fresenius Medical Care AG & Co. KGaA	8,610	568,729
Fresenius SE & Co. KGaA	3,616	134,623
Fuchs Petrolub SE Preference Shares	3,036	107,666
GEA Group AG	5,395	110,846
Hannover Rueck SE	2,926	420,583
HeidelbergCement AG	1,749	75,017
Henkel AG & Co. KGaA Preference Shares	5,784	464,564
Henkel AG & Co. KGaA	7,212	532,965
Infineon Technologies AG	33,586	494,926
Knorr-Bremse AG	1,888	167,469
Merck KGaA	4,223	433,806
METRO AG	8,128	70,170
MTU Aero Engines AG	1,035	151,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,933	1,198,489
Porsche Automobil Holding SE Preference Shares	2,525	107,165
Puma SE	849	50,677
RWE AG	9,335	245,418
SAP SE	3,602	406,296
Siemens AG	6,856	582,787
Siemens Healthineers AG (c)	3,254	128,697
Thyssenkrupp AG (b)	7,770	40,650
TUI AG	18,466	83,070
Uniper SE	9,881	243,835
United Internet AG	1,504	44,343
Volkswagen AG Preference Shares	4,969	582,517
Wirecard AG	3,101	356,079
		16,636,619
HONG KONG — 4.7%
AIA Group, Ltd.	70,223	635,558
ASM Pacific Technology, Ltd.	6,800	63,693
Bank of East Asia, Ltd.	44,457	95,672
CK Asset Holdings, Ltd.	41,120	225,205
CK Hutchison Holdings, Ltd.	60,500	408,230
CK Infrastructure Holdings, Ltd.	105,000	558,129
CLP Holdings, Ltd.	162,000	1,494,407
Dairy Farm International Holdings, Ltd.	50,500	232,300
Galaxy Entertainment Group, Ltd.	83,000	442,794
Hang Seng Bank, Ltd.	65,529	1,120,204

See accompanying notes to financial statements.
36

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	524,040	$ 504,372
HKT Trust & HKT, Ltd. Stapled Security	672,540	916,284
Hong Kong & China Gas Co., Ltd.	814,799	1,343,474
Hong Kong Exchanges & Clearing, Ltd.	45,643	1,376,786
Jardine Matheson Holdings, Ltd.	11,800	590,000
Jardine Strategic Holdings, Ltd.	15,100	335,220
Link REIT	62,500	529,777
MTR Corp., Ltd.	239,789	1,239,024
New World Development Co., Ltd.	109,749	118,090
PCCW, Ltd.	612,000	337,153
Power Assets Holdings, Ltd.	175,500	1,049,481
Sands China, Ltd.	98,800	362,012
Sun Hung Kai Properties, Ltd.	14,000	184,598
Swire Pacific, Ltd. Class A	15,500	99,888
Techtronic Industries Co., Ltd.	54,000	350,437
WH Group, Ltd. (c)	132,000	123,470
Yue Yuen Industrial Holdings, Ltd.	67,000	102,693
		14,838,951
IRELAND — 0.8%
AerCap Holdings NV (b)	1,820	41,478
AIB Group PLC (b)	40,465	45,377
Bank of Ireland Group PLC	19,476	36,842
CRH PLC	6,845	186,640
Flutter Entertainment PLC	1,155	104,605
James Hardie Industries PLC	7,922	89,797
Kerry Group PLC Class A	14,988	1,730,076
Kingspan Group PLC	8,067	431,069
		2,665,884
ISRAEL — 0.9%
Azrieli Group, Ltd.	2,562	148,327
Bank Hapoalim BM	88,014	530,206
Bank Leumi Le-Israel BM	113,110	626,710
Check Point Software Technologies, Ltd. (b)	7,547	758,775
Mizrahi Tefahot Bank, Ltd.	25,204	471,883
Teva Pharmaceutical Industries, Ltd. ADR (b)	8,897	79,895
Teva Pharmaceutical Industries, Ltd. (b)	10,237	94,283
		2,710,079
ITALY — 1.4%
Assicurazioni Generali SpA	31,286	426,018
Enel SpA	115,842	805,736
Eni SpA	26,293	265,997
Ferrari NV	4,457	692,243
FinecoBank Banca Fineco SpA	16,477	149,878
Intesa Sanpaolo SpA	268,959	439,250
Mediobanca Banca di Credito Finanziario SpA	15,460	85,292
Moncler SpA	9,178	335,249
Recordati SpA	5,687	240,492
Security Description	Shares	Value
Snam SpA	114,262	$ 527,072
Telecom Italia SpA	419,220	165,826
UniCredit SpA	33,986	266,520
		4,399,573
JAPAN — 26.8%
ABC-Mart, Inc.	9,300	466,055
Advantest Corp. (a)	8,500	341,716
Aeon Co., Ltd.	11,800	262,222
AGC, Inc.	2,800	68,966
Aisin Seiki Co., Ltd.	2,300	56,757
Ajinomoto Co., Inc.	16,500	307,288
ANA Holdings, Inc.	23,700	579,355
Aozora Bank, Ltd. (a)	4,300	82,132
Asahi Group Holdings, Ltd.	12,400	403,168
Asahi Intecc Co., Ltd.	3,400	84,154
Asahi Kasei Corp.	11,800	83,596
Astellas Pharma, Inc.	79,800	1,235,198
Bandai Namco Holdings, Inc. (a)	9,100	441,787
Bank of Kyoto, Ltd.	1,700	54,171
Benesse Holdings, Inc.	7,700	196,218
Bridgestone Corp.	25,600	788,002
Canon, Inc.	57,800	1,263,028
Central Japan Railway Co.	3,800	609,661
Chiba Bank, Ltd.	21,100	92,449
Chubu Electric Power Co., Inc.	12,700	179,345
Chugai Pharmaceutical Co., Ltd.	6,400	741,050
Chugoku Electric Power Co., Inc. (a)	52,200	729,171
Concordia Financial Group, Ltd.	24,700	72,072
Daicel Corp.	9,500	69,432
Daifuku Co., Ltd. (a)	2,300	145,940
Dai-ichi Life Holdings, Inc.	22,208	266,504
Daiichi Sankyo Co., Ltd.	2,806	193,227
Daikin Industries, Ltd.	1,000	121,995
Daito Trust Construction Co., Ltd.	4,500	419,550
Daiwa House Industry Co., Ltd.	21,800	540,684
Daiwa House REIT Investment Corp.	320	781,659
Denso Corp.	4,300	139,051
Disco Corp.	600	118,716
East Japan Railway Co.	11,500	870,956
Eisai Co., Ltd.	700	51,426
FamilyMart Co., Ltd.	4,900	87,964
FANUC Corp.	600	81,451
Fast Retailing Co., Ltd.	200	81,867
FUJIFILM Holdings Corp.	4,700	236,796
Fujitsu, Ltd.	4,000	361,447
Fukuoka Financial Group, Inc.	3,700	49,045
Hankyu Hanshin Holdings, Inc.	2,300	77,444
Hikari Tsushin, Inc.	800	134,352
Hitachi, Ltd.	15,300	445,444
Honda Motor Co., Ltd. (a)	34,100	767,570
Hoshizaki Corp.	1,500	112,686
Hoya Corp.	12,800	1,090,825
Idemitsu Kosan Co., Ltd.	6,500	149,201
IHI Corp.	3,300	38,577

See accompanying notes to financial statements.
37

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Inpex Corp.	11,400	$ 64,289
Isuzu Motors, Ltd.	14,500	96,076
ITOCHU Corp. (a)	21,014	436,514
Japan Airlines Co., Ltd. (a)	25,400	468,214
Japan Exchange Group, Inc.	19,706	347,919
Japan Post Bank Co., Ltd. (a)	79,300	732,362
Japan Post Holdings Co., Ltd.	149,400	1,170,373
Japan Post Insurance Co., Ltd.	6,500	80,742
Japan Prime Realty Investment Corp. REIT	127	382,335
Japan Real Estate Investment Corp. REIT	216	1,266,528
Japan Retail Fund Investment Corp. REIT	448	507,115
Japan Tobacco, Inc.	57,000	1,053,884
JFE Holdings, Inc.	20,900	136,100
JXTG Holdings, Inc.	118,982	408,014
Kajima Corp.	26,700	274,284
Kakaku.com, Inc.	8,900	163,647
Kansai Electric Power Co., Inc.	12,700	141,582
Kao Corp.	21,000	1,717,660
Kawasaki Heavy Industries, Ltd.	3,600	52,322
KDDI Corp.	88,118	2,603,830
Keihan Holdings Co., Ltd.	7,800	346,811
Keikyu Corp. (a)	19,100	321,474
Keio Corp.	6,400	378,825
Keyence Corp.	5,100	1,645,436
Kintetsu Group Holdings Co., Ltd. (a)	17,400	805,891
Kirin Holdings Co., Ltd.	18,700	370,258
Koito Manufacturing Co., Ltd.	3,200	108,341
Komatsu, Ltd.	8,500	140,033
Kose Corp.	1,000	123,477
Kubota Corp.	9,900	126,690
Kyocera Corp.	2,200	130,588
Kyowa Kirin Co., Ltd.	7,900	177,239
Kyushu Electric Power Co., Inc.	22,200	178,702
Kyushu Railway Co. (a)	24,119	692,593
Lawson, Inc.	11,000	604,233
LIXIL Group Corp.	10,500	130,818
M3, Inc. (a)	14,800	438,016
Marubeni Corp.	47,900	239,156
Mazda Motor Corp.	12,700	67,291
McDonald's Holdings Co. Japan, Ltd.	12,500	563,892
Mebuki Financial Group, Inc.	56,200	114,529
MEIJI Holdings Co., Ltd.	9,000	640,267
MISUMI Group, Inc.	10,600	231,235
Mitsubishi Chemical Holdings Corp.	24,100	143,499
Mitsubishi Corp.	24,200	513,680
Mitsubishi Electric Corp.	21,000	259,692
Mitsubishi Heavy Industries, Ltd.	6,900	174,649
Mitsubishi UFJ Financial Group, Inc.	336,700	1,256,914
Mitsui & Co., Ltd.	24,700	343,999
Mizuho Financial Group, Inc.	1,186,300	1,358,220
Security Description	Shares	Value
MonotaRO Co., Ltd.	3,700	$ 98,297
MS&AD Insurance Group Holdings, Inc.	11,000	308,230
Murata Manufacturing Co., Ltd.	2,400	121,651
Nabtesco Corp.	1,200	27,734
Nagoya Railroad Co., Ltd.	24,000	673,614
NEC Corp.	14,100	515,256
Nexon Co., Ltd.	14,400	235,431
NH Foods, Ltd.	8,600	299,931
Nippon Building Fund, Inc. REIT	191	1,280,941
Nippon Express Co., Ltd.	1,600	78,403
Nippon Prologis REIT, Inc.	309	776,257
Nippon Steel Corp. (a)	27,400	234,875
Nippon Telegraph & Telephone Corp.	63,500	1,514,930
Nippon Yusen KK	2,200	26,207
Nissan Chemical Corp.	3,000	109,490
Nissan Motor Co., Ltd.	136,416	450,613
Nissin Foods Holdings Co., Ltd.	6,500	541,892
Nitori Holdings Co., Ltd.	6,400	864,360
Nitto Denko Corp.	6,600	294,984
Nomura Holdings, Inc.	72,300	306,599
Nomura Real Estate Master Fund, Inc. REIT	487	616,222
Nomura Research Institute, Ltd.	10,000	211,940
NTT DOCOMO, Inc.	113,322	3,544,888
Obayashi Corp.	14,800	126,949
Obic Co., Ltd.	1,500	196,749
Odakyu Electric Railway Co., Ltd.	12,800	281,243
Oji Holdings Corp.	15,400	82,596
Ono Pharmaceutical Co., Ltd.	9,400	216,464
Oracle Corp. Japan	2,800	244,843
Oriental Land Co., Ltd. (a)	13,400	1,715,419
ORIX Corp.	22,500	271,050
Orix JREIT, Inc.	282	370,932
Osaka Gas Co., Ltd.	12,000	226,317
Otsuka Corp.	6,900	295,290
Otsuka Holdings Co., Ltd.	5,300	207,719
Pan Pacific International Holdings Corp.	12,300	233,456
Panasonic Corp.	37,500	286,578
Park24 Co., Ltd.	7,200	106,111
Pigeon Corp.	3,800	145,903
Recruit Holdings Co., Ltd. (a)	40,805	1,056,836
Resona Holdings, Inc.	49,500	149,112
Ricoh Co., Ltd.	13,400	98,556
Ryohin Keikaku Co., Ltd.	11,500	129,322
Sankyo Co., Ltd.	10,100	294,238
Santen Pharmaceutical Co., Ltd.	3,200	55,075
Secom Co., Ltd.	10,400	864,523
Seibu Holdings, Inc.	9,300	102,343
Sekisui Chemical Co., Ltd.	12,800	169,908
Sekisui House, Ltd.	19,100	315,724
Seven & i Holdings Co., Ltd.	18,400	609,498
Shimamura Co., Ltd.	3,500	211,384
Shimano, Inc.	800	114,418

See accompanying notes to financial statements.
38

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Chemical Co., Ltd.	11,300	$ 1,123,144
Shinsei Bank, Ltd. (b)	5,100	68,123
Shionogi & Co., Ltd.	13,500	664,902
Shizuoka Bank, Ltd.	13,500	82,159
Showa Denko KK	2,500	51,804
SMC Corp.	1,400	593,303
Softbank Corp. (a)	67,300	856,874
SoftBank Group Corp.	24,500	859,673
Sompo Holdings, Inc.	4,500	139,350
Sony Corp.	10,300	612,628
Subaru Corp.	12,700	243,930
SUMCO Corp.	1,200	15,484
Sumitomo Chemical Co., Ltd.	32,600	96,935
Sumitomo Corp.	16,012	183,770
Sumitomo Electric Industries, Ltd.	12,800	134,930
Sumitomo Mitsui Financial Group, Inc.	33,200	806,666
Sumitomo Mitsui Trust Holdings, Inc.	8,600	248,867
Sumitomo Rubber Industries, Ltd.	8,900	84,008
Suntory Beverage & Food, Ltd.	21,787	824,417
Suzuki Motor Corp.	2,900	69,428
Sysmex Corp.	6,300	457,874
T&D Holdings, Inc.	9,900	81,067
Taiheiyo Cement Corp.	2,500	42,842
Taisei Corp.	9,400	287,777
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	202,973
Takeda Pharmaceutical Co., Ltd.	14,451	442,813
TDK Corp.	1,200	93,150
Terumo Corp.	6,300	217,090
Tobu Railway Co., Ltd.	15,500	541,290
Tohoku Electric Power Co., Inc.	12,000	115,715
Tokio Marine Holdings, Inc.	24,400	1,118,800
Tokyo Electric Power Co. Holdings, Inc. (b)	103,600	361,792
Tokyo Electron, Ltd.	5,000	942,754
Tokyo Gas Co., Ltd.	14,308	338,764
Tokyu Corp.	5,000	78,737
Toray Industries, Inc.	53,400	231,991
Toshiba Corp.	3,200	70,548
Tosoh Corp.	10,000	113,936
Toyo Suisan Kaisha, Ltd.	22,000	1,063,777
Toyota Industries Corp.	1,500	71,974
Toyota Motor Corp.	34,800	2,095,640
Toyota Tsusho Corp.	4,300	101,411
Trend Micro, Inc.	3,700	183,021
Tsuruha Holdings, Inc.	2,500	330,230
Unicharm Corp.	15,106	566,851
United Urban Investment Corp. REIT	515	512,829
USS Co., Ltd.	13,200	181,698
West Japan Railway Co.	12,100	828,971
Yamada Denki Co., Ltd.	107,000	427,187
Yamaha Corp.	3,200	124,941
Yamaha Motor Co., Ltd.	8,200	99,277
Security Description	Shares	Value
Yamato Holdings Co., Ltd.	3,500	$ 55,018
Yamazaki Baking Co., Ltd.	7,900	165,164
Yaskawa Electric Corp.	4,900	135,079
Yokohama Rubber Co., Ltd.	4,100	51,006
Z Holdings Corp.	30,100	97,029
ZOZO, Inc.	4,000	53,763
		84,258,083
LUXEMBOURG — 0.1%
ArcelorMittal SA	21,340	202,800
SES SA	7,035	41,282
Tenaris SA	7,416	45,406
		289,488
NETHERLANDS — 3.4%
ABN AMRO Bank NV (c)	10,149	83,342
Adyen NV (b)(c)	279	235,906
Aegon NV	49,872	126,627
Akzo Nobel NV	1,400	92,184
ASML Holding NV	13,195	3,510,244
EXOR NV	4,472	230,624
Heineken NV	3,720	310,868
ING Groep NV	71,779	376,589
Koninklijke Ahold Delhaize NV	41,403	966,966
Koninklijke DSM NV	1,526	173,301
Koninklijke KPN NV	73,177	174,719
Koninklijke Philips NV	6,047	244,934
Koninklijke Vopak NV	3,616	188,146
NN Group NV	11,173	301,586
NXP Semiconductors NV	2,019	167,436
Prosus NV (b)	11,915	825,606
Randstad NV	4,569	161,279
Royal Dutch Shell PLC Class A	54,837	964,851
Royal Dutch Shell PLC Class B	42,167	710,971
Wolters Kluwer NV	10,109	711,891
		10,558,070
NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	40,545	119,945
Fisher & Paykel Healthcare Corp., Ltd.	33,224	598,390
Meridian Energy, Ltd.	101,757	243,720
Ryman Healthcare, Ltd.	30,881	188,570
Spark New Zealand, Ltd.	170,611	413,185
		1,563,810
NORWAY — 0.5%
DNB ASA	14,589	162,200
Equinor ASA	9,355	116,837
Gjensidige Forsikring ASA	16,998	288,210
Mowi ASA	11,109	167,836
Norsk Hydro ASA	29,028	62,529
Orkla ASA	32,138	272,443
Telenor ASA	31,390	454,065
Yara International ASA	2,404	75,387
		1,599,507

See accompanying notes to financial statements.
39

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	35,671	$ 143,174
Jeronimo Martins SGPS SA	11,202	202,071
		345,245
SINGAPORE — 1.7%
CapitaLand Mall Trust REIT	298,700	375,512
ComfortDelGro Corp., Ltd.	91,600	97,786
DBS Group Holdings, Ltd.	54,503	710,834
Keppel Corp., Ltd. (a)	19,411	72,117
Oversea-Chinese Banking Corp., Ltd.	138,398	839,807
SATS, Ltd.	103,900	230,589
Singapore Airlines, Ltd. (a)	113,900	459,168
Singapore Exchange, Ltd.	56,200	362,733
Singapore Press Holdings, Ltd. (a)	114,000	146,518
Singapore Technologies Engineering, Ltd.	152,500	334,164
Singapore Telecommunications, Ltd.	542,600	967,942
United Overseas Bank, Ltd.	45,575	622,561
Venture Corp., Ltd.	9,700	92,446
		5,312,177
SOUTH AFRICA — 0.1%
Anglo American PLC	11,202	196,737
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	4,521	88,374
Aena SME SA (c)	2,752	300,514
Amadeus IT Group SA	19,398	919,489
Banco Bilbao Vizcaya Argentaria SA	133,264	426,316
Banco de Sabadell SA	206,627	106,332
Banco Santander SA	346,767	843,927
Bankia SA	39,309	43,908
Bankinter SA	15,056	55,244
CaixaBank SA	61,039	113,858
Endesa SA	17,598	375,954
Ferrovial SA	1,801	43,218
Iberdrola SA	73,447	724,018
Industria de Diseno Textil SA	44,992	1,168,035
Mapfre SA	30,817	52,631
Naturgy Energy Group SA	2,607	46,098
Red Electrica Corp. SA	17,456	313,449
Repsol SA	31,055	283,914
Telefonica SA	73,700	337,500
		6,242,779
SWEDEN — 2.0%
Alfa Laval AB	2,448	42,560
Assa Abloy AB Class B	33,736	639,124
Atlas Copco AB Class A	30,195	1,017,604
Atlas Copco AB Class B	16,028	473,995
Boliden AB	8,022	146,794
Electrolux AB Class B	7,793	97,376
Epiroc AB Class A	31,003	308,099
Epiroc AB Class B	8,127	80,731
Security Description	Shares	Value
Essity AB Class B	481	$ 14,856
Hennes & Mauritz AB Class B (a)	32,986	426,154
Hexagon AB Class B	7,910	338,508
ICA Gruppen AB	6,985	294,622
Investor AB Class B	8,066	372,132
Kinnevik AB Class B	2,996	49,925
L E Lundbergforetagen AB Class B (a)	5,279	216,963
Sandvik AB	18,344	261,523
Skandinaviska Enskilda Banken AB Class A	20,189	136,893
Skanska AB Class B (b)	16,486	252,006
SKF AB Class B (a)	8,642	119,237
Svenska Handelsbanken AB Class A (b)	18,248	153,127
Swedbank AB Class A	9,753	109,119
Swedish Match AB (a)	1,971	112,996
Telefonaktiebolaget LM Ericsson Class B	18,409	150,614
Telia Co. AB	129,396	466,247
Volvo AB Class B	14,006	168,931
		6,450,136
SWITZERLAND — 13.9%
ABB, Ltd.	21,813	383,371
Adecco Group AG	6,600	260,166
Alcon, Inc. (b)	4,038	205,875
Baloise Holding AG	3,284	430,716
Barry Callebaut AG	235	471,190
Chocoladefabriken Lindt & Spruengli AG (d)	149	1,255,847
Chocoladefabriken Lindt & Spruengli AG (d)	3	261,692
Cie Financiere Richemont SA	2,761	151,412
Coca-Cola HBC AG	908	19,557
Credit Suisse Group AG	23,659	195,620
EMS-Chemie Holding AG	381	239,614
Geberit AG	1,647	725,153
Givaudan SA	671	2,077,045
Glencore PLC	200,293	307,461
Julius Baer Group, Ltd.	3,002	102,482
Kuehne + Nagel International AG	6,382	876,284
LafargeHolcim, Ltd. (d)	2,190	80,036
LafargeHolcim, Ltd. (d)	2,587	93,588
Nestle SA	88,419	9,088,181
Novartis AG	76,249	6,292,680
Partners Group Holding AG	1,502	1,039,470
Roche Holding AG	30,401	9,867,639
Schindler Holding AG (d)	1,850	406,119
Schindler Holding AG (d)	1,234	260,689
SGS SA	236	546,858
Sika AG	1,384	228,795
Sonova Holding AG	2,992	539,305
Straumann Holding AG	241	179,688
Swatch Group AG	227	45,386
Swiss Life Holding AG	1,643	559,355
Swiss Prime Site AG	9,033	884,581

See accompanying notes to financial statements.
40

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	18,798	$ 1,448,586
Swisscom AG (a)	3,809	2,047,896
Temenos AG	211	27,674
UBS Group AG	50,721	474,210
Vifor Pharma AG	224	30,965
Zurich Insurance Group AG	4,739	1,681,952
		43,787,138
UNITED KINGDOM — 15.3%
3i Group PLC	46,194	453,758
Admiral Group PLC	20,101	555,811
Ashtead Group PLC	19,517	427,253
Associated British Foods PLC	14,034	315,663
AstraZeneca PLC	54,185	4,848,192
Aviva PLC	43,953	146,331
BAE Systems PLC	213,191	1,379,359
Barclays PLC	351,145	409,757
Barratt Developments PLC	39,483	215,900
Berkeley Group Holdings PLC	8,208	367,917
BP PLC	226,725	967,642
British American Tobacco PLC	27,881	953,815
British Land Co. PLC REIT	9,446	39,378
BT Group PLC	409,631	598,840
Bunzl PLC	14,866	300,367
Burberry Group PLC	18,172	298,441
Centrica PLC	203,334	96,009
CNH Industrial NV	20,082	114,934
Coca-Cola European Partners PLC	9,230	346,402
Compass Group PLC	105,138	1,647,825
Croda International PLC	5,694	301,615
DCC PLC	695	43,950
Diageo PLC	121,169	3,886,049
Direct Line Insurance Group PLC	162,309	595,514
easyJet PLC (a)	1,434	10,153
Experian PLC	36,964	1,031,713
Fiat Chrysler Automobiles NV	32,458	234,059
G4S PLC	14,694	16,817
GlaxoSmithKline PLC	92,364	1,734,622
Halma PLC	3,979	94,778
Hargreaves Lansdown PLC	12,794	219,874
HSBC Holdings PLC	343,295	1,933,600
Imperial Brands PLC	48,666	903,220
Informa PLC	6,281	34,470
InterContinental Hotels Group PLC	473	20,618
Intertek Group PLC	6,501	380,959
ITV PLC	147,675	120,889
J Sainsbury PLC	56,617	147,706
Johnson Matthey PLC	8,142	181,520
Kingfisher PLC	93,010	165,957
Land Securities Group PLC REIT	8,288	57,221
Legal & General Group PLC	242,397	582,636
Lloyds Banking Group PLC	713,792	283,221
London Stock Exchange Group PLC	9,915	895,011
M&G PLC (b)	54,161	75,619
Marks & Spencer Group PLC	130,537	160,629
Meggitt PLC	8,390	30,200
Security Description	Shares	Value
Melrose Industries PLC	31,957	$ 36,257
Mondi PLC	14,116	241,718
National Grid PLC	144,384	1,694,688
Next PLC	5,800	292,847
Pearson PLC	14,773	101,224
Persimmon PLC	13,494	320,667
Prudential PLC	18,906	242,747
Reckitt Benckiser Group PLC	7,408	564,911
RELX PLC	97,197	2,087,397
Rentokil Initial PLC	27,171	130,653
Rio Tinto PLC	45,693	2,106,792
Rio Tinto, Ltd.	15,305	792,203
Rolls-Royce Holdings PLC	25,841	109,134
Royal Bank of Scotland Group PLC	56,511	79,110
RSA Insurance Group PLC	47,150	245,781
Sage Group PLC	48,629	356,841
Schroders PLC	4,797	147,749
Segro PLC REIT	5,421	51,354
Severn Trent PLC	4,347	122,893
Smith & Nephew PLC	71,233	1,267,028
Smiths Group PLC	14,796	224,926
Spirax-Sarco Engineering PLC	1,704	172,516
SSE PLC	48,897	791,220
Standard Chartered PLC	43,415	239,985
Standard Life Aberdeen PLC	21,848	60,655
Taylor Wimpey PLC	141,197	205,716
Tesco PLC	100,003	283,709
Unilever NV	59,050	2,903,034
Unilever PLC	43,997	2,223,352
United Utilities Group PLC	19,910	222,878
Vodafone Group PLC	517,302	724,814
Weir Group PLC	1,264	11,300
Whitbread PLC	6,901	259,274
Wm Morrison Supermarkets PLC	34,751	76,699
WPP PLC	25,361	173,395
		48,191,681
UNITED STATES — 0.2%
Carnival PLC	5,538	67,391
Ferguson PLC	9,312	583,787
		651,178
TOTAL COMMON STOCKS (Cost $369,907,495)		311,475,213

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	48,845	48,801

See accompanying notes to financial statements.
41

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	6,474,381	$ 6,474,381
TOTAL SHORT-TERM INVESTMENTS (Cost $6,523,148)		6,523,182
TOTAL INVESTMENTS — 101.2% (Cost $376,430,643)		317,998,395
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(3,752,438)
NET ASSETS — 100.0%		$ 314,245,957
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$311,452,389	$22,824	$—	$311,475,213
Short-Term Investments	6,523,182	—	—	6,523,182
TOTAL INVESTMENTS	$317,975,571	$22,824	$—	$317,998,395
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,804	$ 11,805	$ 7,417,880	$ 7,380,996	$78	$34	48,845	$ 48,801	$ 3,319
State Street Navigator Securities Lending Portfolio II	—	—	35,449,171	28,974,790	—	—	6,474,381	6,474,381	17,347
State Street Navigator Securities Lending Portfolio III	11,814,924	11,814,924	9,408,764	21,223,688	—	—	—	—	4,038
Total		$11,826,729	$52,275,815	$57,579,474	$78	$34		$6,523,182	$24,704
See accompanying notes to financial statements.
42

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Globant SA (a)	441	$ 38,755
BRAZIL — 4.4%
Ambev SA	85,458	196,402
B3 SA - Brasil Bolsa Balcao	46,953	324,994
Banco Bradesco SA Preference Shares	93,830	375,747
Banco Bradesco SA	10,574	38,348
Banco Santander Brasil SA	5,641	29,007
BB Seguridade Participacoes SA	17,019	81,541
CCR SA	255	577
Cia Brasileira de Distribuicao	2,005	25,645
Cia Siderurgica Nacional SA	20,329	27,358
Cosan SA	7,670	79,501
Embraer SA (a)	26,244	48,272
Equatorial Energia SA	42,550	144,387
Gerdau SA Preference Shares	15,340	29,724
Itau Unibanco Holding SA Preference Shares	97,830	435,525
Itausa - Investimentos Itau SA Preference Shares	101,441	171,526
Itausa - Investimentos Itau SA	3	6
JBS SA	29,271	114,790
Klabin SA	9,676	29,831
Localiza Rent a Car SA	13,680	69,368
Lojas Americanas SA Preference Shares	23,730	82,355
Lojas Renner SA	22,044	142,636
Magazine Luiza SA	18,522	139,238
Rumo SA (a)	21,370	80,963
Suzano SA	8,364	57,716
Telefonica Brasil SA Preference Shares	14,177	135,166
Vale SA	6,250	52,081
WEG SA	33,181	214,762
		3,127,466
CHILE — 0.6%
Banco Santander Chile	3,310,318	128,168
Cencosud SA	31,128	32,508
Empresas CMPC SA	53,739	115,319
Enel Americas SA	1,108,086	135,989
SACI Falabella	11,147	24,666
		436,650
CHINA — 39.9%
3SBio, Inc. (a)(b)	28,000	29,153
58.com, Inc. ADR (a)	3,093	150,691
AAC Technologies Holdings, Inc. (c)	11,000	57,051
Agricultural Bank of China, Ltd. Class H	340,000	136,423
Air China, Ltd. Class A	22,400	20,573
Alibaba Group Holding, Ltd. ADR (a)	27,893	5,424,631
Security Description	Shares	Value
Alibaba Health Information Technology, Ltd. (a)	56,000	$ 93,636
Anhui Conch Cement Co., Ltd. Class H	27,000	187,585
ANTA Sports Products, Ltd.	25,000	183,688
Autohome, Inc. ADR (a)	723	51,347
Baidu, Inc. ADR (a)	4,714	475,124
Bank of China, Ltd. Class H	1,504,000	576,305
Bank of Communications Co., Ltd. Class H	197,000	120,728
Beijing Enterprises Holdings, Ltd.	28,000	102,775
Beijing Enterprises Water Group, Ltd.	206,000	80,530
Beijing Shunxin Agriculture Co., Ltd. Class A	6,000	51,965
BGI Genomics Co., Ltd. Class A	3,100	37,043
Brilliance China Automotive Holdings, Ltd.	20,000	16,463
BYD Co., Ltd. Class H (c)	26,000	135,855
Caitong Securities Co., Ltd. Class A	35,800	51,062
CGN Power Co., Ltd. Class H (b)	480,000	110,232
China Cinda Asset Management Co., Ltd. Class H	300,000	56,897
China CITIC Bank Corp., Ltd. Class H	225,000	111,181
China Communications Construction Co., Ltd. Class H	121,000	84,300
China Conch Venture Holdings, Ltd.	70,000	312,480
China Construction Bank Corp. Class H	1,758,000	1,437,990
China Eastern Airlines Corp., Ltd. Class A (a)	33,500	19,519
China Everbright International, Ltd.	103,851	59,624
China Evergrande Group (c)	21,000	34,842
China Jinmao Holdings Group, Ltd.	70,000	45,337
China Life Insurance Co., Ltd. Class H	140,000	274,188
China Longyuan Power Group Corp., Ltd. Class H	147,000	80,793
China Mengniu Dairy Co., Ltd.	84,000	292,069
China Merchants Bank Co., Ltd. Class A	19,000	86,527
China Merchants Bank Co., Ltd. Class H	56,000	252,874
China Merchants Port Holdings Co., Ltd.	48,000	54,868
China Minsheng Banking Corp., Ltd. Class H	153,800	114,295
China National Building Material Co., Ltd. Class H	60,000	65,567
China Oilfield Services, Ltd. Class H	62,000	47,914
China Overseas Land & Investment, Ltd.	56,000	173,761
China Pacific Insurance Group Co., Ltd. Class H	39,400	119,203
China Railway Group, Ltd. Class H	183,000	97,510

See accompanying notes to financial statements.
43

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	38,000	$ 173,554
China Resources Gas Group, Ltd.	24,000	120,760
China Southern Airlines Co., Ltd. Class A	25,500	18,527
China Spacesat Co., Ltd. Class A	13,200	54,415
China Taiping Insurance Holdings Co., Ltd.	65,430	107,208
China Telecom Corp., Ltd. Class H	280,000	84,893
China Tower Corp., Ltd. Class H (b)	270,000	60,612
China Unicom Hong Kong, Ltd.	112,000	64,591
China Vanke Co., Ltd. Class H	58,200	191,850
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,400	32,325
CITIC Guoan Information Industry Co., Ltd. Class A (a)	48,400	21,304
CITIC Securities Co., Ltd. Class H	70,000	128,243
Country Garden Holdings Co., Ltd. (c)	139,743	169,114
Country Garden Services Holdings Co., Ltd.	22,000	89,409
CRRC Corp., Ltd. Class H	131,609	66,901
CSPC Pharmaceutical Group, Ltd.	112,000	224,263
Dawning Information Industry Co., Ltd. Class A	7,400	45,591
Dongfang Electric Corp., Ltd. Class A	18,700	22,266
ENN Energy Holdings, Ltd.	11,000	106,510
Fosun International, Ltd.	93,060	107,577
GDS Holdings, Ltd. ADR (a)	720	41,738
Geely Automobile Holdings, Ltd.	121,000	178,591
Gemdale Corp. Class A	80,693	160,402
Genscript Biotech Corp. (a)(c)	4,000	6,482
GoerTek, Inc. Class A	16,800	38,894
Great Wall Motor Co., Ltd. Class H	115,213	73,876
GRG Banking Equipment Co., Ltd. Class A	22,300	27,151
Guangshen Railway Co., Ltd. Class A	173,300	57,944
Guangzhou Automobile Group Co., Ltd. Class A	24,400	36,317
Guangzhou Haige Communications Group, Inc. Co. Class A	25,200	40,103
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	19,900	23,414
Haitong Securities Co., Ltd. Class A	29,900	54,163
Hangzhou Silan Microelectronics Co., Ltd. Class A	13,900	28,337
Hangzhou Tigermed Consulting Co., Ltd. Class A	3,500	31,627
Hengan International Group Co., Ltd.	14,000	105,394
Hengtong Optic-electric Co., Ltd. Class A	12,000	27,392
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,300	35,239
Holitech Technology Co., Ltd. Class A	47,700	37,416
Security Description	Shares	Value
Hua Hong Semiconductor, Ltd. (b)(c)	4,000	$ 7,328
Huaneng Power International, Inc. Class H	208,000	78,092
Huatai Securities Co., Ltd. Class H (b)	68,000	101,067
Huazhu Group, Ltd. ADR	1,954	56,138
Hubei Kaile Science & Technology Co., Ltd. Class A	17,500	32,787
Hytera Communications Corp., Ltd. Class A	33,900	27,883
Industrial & Commercial Bank of China, Ltd. Class H	1,228,000	841,280
JD.com, Inc. ADR (a)	14,645	593,123
Jiangsu Hengrui Medicine Co., Ltd. Class A	3,300	42,846
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	25,800	41,713
JOYY, Inc. ADR (a)	506	26,950
Kingdee International Software Group Co., Ltd.	28,000	37,353
Kweichow Moutai Co., Ltd. Class A	700	109,718
Lenovo Group, Ltd.	224,000	120,223
Lens Technology Co., Ltd. Class A	13,300	27,320
Leyard Optoelectronic Co., Ltd. Class A	46,700	41,441
Li Ning Co., Ltd.	24,500	71,595
Longfor Group Holdings, Ltd. (b)	14,000	68,186
Luxshare Precision Industry Co., Ltd. Class A	11,100	59,758
Meituan Dianping Class B (a)	10,700	129,282
Momo, Inc. ADR	2,127	46,135
Muyuan Foodstuff Co., Ltd. Class A	2,700	46,552
NanJi E-Commerce Co., Ltd. Class A (a)	17,500	28,639
NetEase, Inc. ADR	1,620	519,955
New China Life Insurance Co., Ltd. Class H	31,100	96,900
New Oriental Education & Technology Group, Inc. ADR (a)	3,043	329,374
Newland Digital Technology Co., Ltd. Class A	16,800	37,472
Oceanwide Holdings Co., Ltd. Class A	48,400	26,972
OFILM Group Co., Ltd. Class A (a)	24,500	47,146
PICC Property & Casualty Co., Ltd. Class H	168,000	162,562
Pinduoduo, Inc. ADR (a)	2,560	92,237
Ping An Insurance Group Co. of China, Ltd. Class A	10,000	97,585
Ping An Insurance Group Co. of China, Ltd. Class H	97,000	952,993
RiseSun Real Estate Development Co., Ltd. Class A	23,000	25,147
Seazen Group, Ltd. (a)(c)	58,000	52,381
Seazen Holdings Co., Ltd. Class A	6,500	28,675
Semiconductor Manufacturing International Corp. (a)	112,700	177,391

See accompanying notes to financial statements.
44

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	13,270	$ 37,686
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	15,800	73,247
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	69,300	55,856
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	10,400	17,797
Shanxi Securities Co., Ltd. Class A	27,100	26,839
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,600	42,036
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	41,300	20,743
Shenzhou International Group Holdings, Ltd.	28,000	297,669
Sichuan Languang Development Co., Ltd. Class A	44,200	37,601
Sinopharm Group Co., Ltd. Class H	33,600	75,602
SooChow Securities Co., Ltd. Class A	31,590	35,297
Sunac China Holdings, Ltd.	52,000	240,849
Sunny Optical Technology Group Co., Ltd.	11,300	152,204
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	8,300	24,134
TAL Education Group ADR (a)	7,622	405,948
Tangshan Jidong Cement Co., Ltd. Class A	16,000	44,265
Tasly Pharmaceutical Group Co., Ltd. Class A	10,900	21,252
Tencent Holdings, Ltd.	96,444	4,730,807
Tianma Microelectronics Co., Ltd. Class A	24,200	45,510
Tingyi Cayman Islands Holding Corp.	24,000	39,263
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	14,200	21,255
Trip.com Group, Ltd. ADR (a)	7,977	187,061
Tsingtao Brewery Co., Ltd. Class A	7,800	50,300
Tunghsu Optoelectronic Technology Co., Ltd. Class A	24,000	10,158
Vipshop Holdings, Ltd. ADR (a)	10,017	156,065
Visual China Group Co., Ltd. Class A	10,900	23,866
Walvax Biotechnology Co., Ltd. Class A	10,400	46,452
Wangsu Science & Technology Co., Ltd. Class A	26,000	28,611
Want Want China Holdings, Ltd.	225,000	163,142
Weichai Power Co., Ltd. Class A	100,600	169,744
Weichai Power Co., Ltd. Class H	25,000	40,253
Westone Information Industry, Inc. Class A	8,000	25,372
Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	13,500	$ 62,203
Wuliangye Yibin Co., Ltd. Class A	5,042	81,944
WuXi AppTec Co., Ltd. Class A	4,400	56,172
Wuxi Biologics Cayman, Inc. (a)(b)	12,000	155,595
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	6,400	33,823
Xiaomi Corp. Class B (a)(b)	29,000	39,061
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	18,939	25,383
Yifan Pharmaceutical Co., Ltd. Class A	16,800	38,633
Yum China Holdings, Inc.	6,862	292,527
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	33,600	24,412
Zhejiang Dahua Technology Co., Ltd. Class A	16,200	36,956
Zhejiang Longsheng Group Co., Ltd. Class A	12,100	20,331
Zhejiang NHU Co., Ltd. Class A	11,000	42,366
Zhuzhou CRRC Times Electric Co., Ltd. Class H	25,600	75,800
ZTE Corp. Class A (a)	6,300	38,041
ZTE Corp. Class H (a)(c)	11,200	34,752
ZTO Express Cayman, Inc. ADR (a)	3,628	96,069
		28,592,143
COLOMBIA — 0.3%
Bancolombia SA Preference Shares	24,400	165,267
Grupo Argos SA	21,141	64,150
Grupo de Inversiones Suramericana SA	2,681	13,220
		242,637
EGYPT — 0.1%
Commercial International Bank Egypt SAE	16,577	61,895
GREECE — 0.2%
Alpha Bank AE (a)	36,524	28,093
Eurobank Ergasias Services and Holdings SA Class A (a)	30,120	13,055
Hellenic Telecommunications Organization SA	3,312	39,902
JUMBO SA	1,202	16,249
National Bank of Greece SA (a)	10,076	13,698
		110,997
HONG KONG — 2.1%
China Mobile, Ltd.	97,000	721,471
China Resources Land, Ltd.	56,000	231,199
Guangdong Investment, Ltd.	112,000	215,882
Haier Electronics Group Co., Ltd.	15,000	39,963
Shimao Property Holdings, Ltd.	15,500	54,594
Sino Biopharmaceutical, Ltd.	155,500	205,036
Sun Art Retail Group, Ltd.	35,000	51,929
		1,520,074

See accompanying notes to financial statements.
45

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.2%
OTP Bank Nyrt	5,166	$ 149,290
INDIA — 7.0%
Adani Ports & Special Economic Zone, Ltd.	12,177	40,450
Ambuja Cements, Ltd.	11,317	23,292
Asian Paints, Ltd.	5,164	113,756
Aurobindo Pharma, Ltd.	10,409	56,846
Axis Bank, Ltd.	35,277	176,732
Bajaj Auto, Ltd.	1,569	41,943
Bajaj Finance, Ltd.	3,102	90,857
Bajaj Finserv, Ltd.	723	43,878
Bandhan Bank, Ltd. (b)	3,928	10,579
Bharat Petroleum Corp., Ltd.	13,616	57,037
Bharti Airtel, Ltd. (a)	34,538	201,290
Bharti Infratel, Ltd.	6,324	13,375
Bosch, Ltd.	139	17,263
Britannia Industries, Ltd.	865	30,746
Cipla, Ltd.	6,498	36,320
Container Corp. Of India, Ltd.	2,597	11,385
Dabur India, Ltd.	9,983	59,389
Dr Reddy's Laboratories, Ltd.	2,145	88,485
Eicher Motors, Ltd.	244	42,239
Godrej Consumer Products, Ltd.	6,415	44,166
Grasim Industries, Ltd.	5,893	37,087
Havells India, Ltd.	4,746	30,141
HCL Technologies, Ltd.	21,816	125,847
Hero MotoCorp, Ltd.	946	19,963
Hindalco Industries, Ltd.	21,913	27,720
Hindustan Unilever, Ltd.	12,759	387,655
Housing Development Finance Corp., Ltd.	29,476	636,305
ICICI Bank, Ltd.	63,649	272,386
Infosys, Ltd.	54,060	458,413
ITC, Ltd.	67,071	152,226
JSW Steel, Ltd.	15,176	29,338
Larsen & Toubro, Ltd.	9,433	100,812
LIC Housing Finance, Ltd.	16,644	51,768
Lupin, Ltd.	4,182	32,596
Mahindra & Mahindra Financial Services, Ltd.	5,522	10,745
Mahindra & Mahindra, Ltd.	14,778	55,663
Marico, Ltd.	8,588	31,201
Maruti Suzuki India, Ltd.	2,084	118,132
Motherson Sumi Systems, Ltd.	13,170	10,628
Nestle India, Ltd.	442	95,238
Petronet LNG, Ltd.	11,400	30,093
Piramal Enterprises, Ltd.	1,736	21,559
REC, Ltd.	13,132	15,406
Shree Cement, Ltd.	164	38,038
Shriram Transport Finance Co., Ltd.	2,768	24,172
State Bank of India (a)	34,663	90,196
Sun Pharmaceutical Industries, Ltd.	19,164	89,245
Tata Consultancy Services, Ltd.	18,205	439,440
Tata Steel, Ltd.	6,603	23,531
Tech Mahindra, Ltd.	6,609	49,403
Security Description	Shares	Value
Titan Co., Ltd.	5,576	$ 68,820
UltraTech Cement, Ltd.	1,569	67,298
United Spirits, Ltd. (a)	5,490	35,167
UPL, Ltd.	17,937	77,414
Wipro, Ltd.	20,277	52,722
Zee Entertainment Enterprises, Ltd.	9,480	15,532
		5,021,928
INDONESIA — 1.5%
Bank Central Asia Tbk PT	155,300	263,039
Bank Mandiri Persero Tbk PT	424,400	121,778
Bank Negara Indonesia Persero Tbk PT	320,909	75,161
Bank Rakyat Indonesia Persero Tbk PT	1,276,600	236,378
Kalbe Farma Tbk PT	1,065,700	78,408
Telekomunikasi Indonesia Persero Tbk PT	1,145,500	221,936
Unilever Indonesia Tbk PT	212,000	94,237
		1,090,937
MALAYSIA — 2.0%
CIMB Group Holdings Bhd	140,360	116,967
DiGi.Com Bhd	119,600	120,430
Genting Bhd	61,600	53,472
Genting Malaysia Bhd	52,500	24,427
IHH Healthcare Bhd	94,900	113,353
IOI Corp. Bhd	133,800	123,889
Malayan Banking Bhd	71,854	123,915
Maxis Bhd	100,500	124,462
Petronas Chemicals Group Bhd	89,100	104,156
Petronas Gas Bhd	28,100	100,171
Public Bank Bhd	48,000	176,667
Sime Darby Bhd	81,055	31,709
Sime Darby Plantation Bhd	44,500	50,886
Tenaga Nasional Bhd	72,200	200,890
		1,465,394
MEXICO — 2.1%
America Movil SAB de CV Series L	655,745	392,733
Arca Continental SAB de CV	8,093	32,984
Coca-Cola Femsa SAB de CV	9,340	38,082
Fomento Economico Mexicano SAB de CV	46,240	282,298
Gruma SAB de CV Class B	4,047	31,340
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,311	88,573
Grupo Aeroportuario del Sureste SAB de CV Class B	1,225	11,664
Grupo Bimbo SAB de CV Class A	31,260	45,945
Grupo Carso SAB de CV Series A1	25,370	50,363
Grupo Financiero Banorte SAB de CV Series O	45,419	125,845
Grupo Financiero Inbursa SAB de CV Series O	76,813	55,794
Industrias Penoles SAB de CV	3,841	25,850
Infraestructura Energetica Nova SAB de CV	4,047	12,536

See accompanying notes to financial statements.
46

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	28,849	$ 44,173
Orbia Advance Corp. SAB de CV	31,819	35,387
Promotora y Operadora de Infraestructura SAB de CV	4,328	29,369
Wal-Mart de Mexico SAB de CV	88,623	210,609
		1,513,545
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	6,210	45,271
Credicorp, Ltd.	1,226	175,404
		220,675
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	76,330	56,580
Ayala Corp.	8,340	76,644
Ayala Land, Inc.	189,680	112,629
BDO Unibank, Inc.	68,305	139,001
SM Investments Corp.	5,380	86,529
SM Prime Holdings, Inc.	264,100	147,472
Universal Robina Corp.	39,220	80,198
		699,053
POLAND — 0.6%
Bank Polska Kasa Opieki SA	4,936	66,717
KGHM Polska Miedz SA (a)	5,825	83,893
Powszechna Kasa Oszczednosci Bank Polski SA	24,205	131,821
Powszechny Zaklad Ubezpieczen SA	21,945	165,532
		447,963
QATAR — 0.9%
Barwa Real Estate Co.	102,316	84,303
Commercial Bank PQSC	78,154	83,649
Industries Qatar QSC	47,951	87,579
Masraf Al Rayan QSC	147,454	148,224
Qatar National Bank QPSC	58,626	270,507
		674,262
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	8,144	34,199
RUSSIA — 1.1%
Magnitogorsk Iron & Steel Works PJSC GDR	2,985	18,716
Mobile TeleSystems PJSC ADR	15,053	114,403
Polymetal International PLC	3,148	53,847
Polyus PJSC GDR	833	56,811
Sberbank of Russia PJSC ADR	50,990	485,935
VTB Bank PJSC GDR	20,591	16,987
X5 Retail Group NV GDR	1,654	44,658
		791,357
SAUDI ARABIA — 2.4%
Advanced Petrochemical Co.	3,937	46,632
Al Rajhi Bank	19,239	275,501
Alinma Bank	6,322	35,001
Security Description	Shares	Value
Bank AlBilad	3,345	$ 18,198
Bank Al-Jazira	8,807	26,583
Banque Saudi Fransi	9,256	63,686
Bupa Arabia for Cooperative Insurance Co.	978	23,793
Co. for Cooperative Insurance (a)	2,118	34,163
Dar Al Arkan Real Estate Development Co. (a)	18,403	40,166
Emaar Economic City (a)	31,690	57,695
Etihad Etisalat Co. (a)	7,176	41,371
National Commercial Bank	13,834	127,772
National Industrialization Co. (a)	23,271	56,985
Rabigh Refining & Petrochemical Co. (a)	7,368	20,984
Riyad Bank	17,554	69,898
Sahara International Petrochemical Co.	12,945	42,312
Samba Financial Group	16,351	87,565
Saudi Arabian Fertilizer Co.	2,041	33,682
Saudi Arabian Mining Co. (a)	7,976	65,812
Saudi Basic Industries Corp.	10,096	188,108
Saudi British Bank	6,898	37,125
Saudi Cement Co.	3,654	47,657
Saudi Electricity Co.	6,525	27,649
Saudi Industrial Investment Group	15,947	66,980
Saudi Kayan Petrochemical Co. (a)	26,505	51,147
Saudi Telecom Co.	3,451	80,373
Savola Group (a)	2,963	28,155
		1,694,993
SOUTH AFRICA — 3.7%
Absa Group, Ltd.	13,661	57,367
Aspen Pharmacare Holdings, Ltd. (a)	1,835	9,498
Bid Corp., Ltd.	8,092	96,361
Bidvest Group, Ltd. (c)	12,291	100,613
Discovery, Ltd.	1,637	7,146
FirstRand, Ltd.	64,807	146,124
Gold Fields, Ltd.	23,350	120,646
Growthpoint Properties, Ltd. REIT	80,972	58,349
Impala Platinum Holdings, Ltd.	9,508	40,321
Life Healthcare Group Holdings, Ltd.	63,856	66,001
MTN Group, Ltd. (c)	34,717	94,062
Naspers, Ltd. Class N	7,293	1,042,789
Nedbank Group, Ltd.	10,420	48,226
Northam Platinum, Ltd. (a)	3,251	12,634
Old Mutual, Ltd. (c)	81,556	54,112
Redefine Properties, Ltd. REIT	197,636	26,226
Remgro, Ltd.	10,401	71,555
Sanlam, Ltd.	31,933	91,347
Shoprite Holdings, Ltd.	9,795	68,554
Sibanye Stillwater, Ltd. (a)	32,162	40,644
SPAR Group, Ltd.	10,429	106,129
Standard Bank Group, Ltd. (c)	25,270	144,984
Tiger Brands, Ltd.	4,284	44,375
Vodacom Group, Ltd.	13,689	89,684

See accompanying notes to financial statements.
47

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings, Ltd.	12,191	$ 18,839
		2,656,586
SOUTH KOREA — 12.7%
AMOREPACIFIC Group	958	43,597
Celltrion, Inc. (a)	1,612	303,239
CJ CheilJedang Corp.	58	10,291
Coway Co., Ltd.	1,699	80,669
GS Holdings Corp.	2,738	82,769
Hana Financial Group, Inc.	5,962	113,133
Helixmith Co., Ltd. (a)	328	18,510
HLB, Inc. (a)	529	39,110
Hyundai Engineering & Construction Co., Ltd.	3,372	76,035
Hyundai Glovis Co., Ltd.	921	68,544
Hyundai Mobis Co., Ltd.	1,414	196,881
Hyundai Motor Co.	2,757	200,884
Hyundai Motor Co. Preference Shares	1,469	62,267
Hyundai Steel Co.	1,779	26,232
Industrial Bank of Korea	12,082	74,436
KB Financial Group, Inc.	7,863	223,162
Kia Motors Corp.	6,103	130,347
Korea Electric Power Corp. (a)	3,005	47,518
Korea Zinc Co., Ltd.	368	107,617
KT&G Corp.	2,585	158,623
LG Chem, Ltd.	1,168	292,636
LG Corp.	2,585	125,284
LG Electronics, Inc.	2,963	117,318
LG Household & Health Care, Ltd.	225	207,007
Lotte Chemical Corp.	393	62,307
NAVER Corp.	2,738	382,355
NCSoft Corp.	366	196,026
POSCO	1,414	187,008
Samsung Biologics Co., Ltd. (a)(b)	57	22,569
Samsung C&T Corp.	1,457	107,239
Samsung Electro-Mechanics Co., Ltd.	158	12,680
Samsung Electronics Co., Ltd. Preference Shares	11,514	379,276
Samsung Electronics Co., Ltd.	83,738	3,284,585
Samsung Fire & Marine Insurance Co., Ltd.	666	84,252
Samsung SDI Co., Ltd.	1,608	317,677
Samsung SDS Co., Ltd.	1,033	126,860
Shinhan Financial Group Co., Ltd.	8,809	206,956
SK Holdings Co., Ltd.	251	34,536
SK Hynix, Inc.	9,787	669,698
SK Telecom Co., Ltd.	237	34,459
S-Oil Corp.	1,644	77,112
Woori Financial Group, Inc.	12,502	78,564
		9,070,268
TAIWAN — 13.6%
ASE Technology Holding Co., Ltd.	79,656	154,352
Asustek Computer, Inc.	28,000	189,342
Catcher Technology Co., Ltd.	3,000	19,394
Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	143,092	$ 167,027
Chailease Holding Co., Ltd.	3,090	9,349
Chang Hwa Commercial Bank, Ltd.	252,736	159,206
China Development Financial Holding Corp.	582,000	142,798
China Life Insurance Co., Ltd. (a)	159,560	88,904
China Steel Corp.	311,000	194,880
Chunghwa Telecom Co., Ltd.	55,000	195,509
Compal Electronics, Inc.	225,000	128,714
CTBC Financial Holding Co., Ltd.	311,000	184,081
E.Sun Financial Holding Co., Ltd.	328,881	263,723
Far Eastern New Century Corp.	57,000	42,503
Far EasTone Telecommunications Co., Ltd.	7,000	14,652
First Financial Holding Co., Ltd.	217,498	141,324
Formosa Chemicals & Fibre Corp.	53,397	118,301
Formosa Plastics Corp.	84,000	208,601
Foxconn Technology Co., Ltd.	56,000	91,662
Fubon Financial Holding Co., Ltd.	139,000	172,592
Globalwafers Co., Ltd.	1,000	11,276
Hon Hai Precision Industry Co., Ltd.	233,980	540,820
Hua Nan Financial Holdings Co., Ltd.	259,898	155,123
Lite-On Technology Corp.	112,000	152,955
MediaTek, Inc.	27,000	292,396
Mega Financial Holding Co., Ltd.	197,000	185,330
Nan Ya Plastics Corp.	112,000	202,583
Pegatron Corp.	56,000	107,402
President Chain Store Corp.	22,000	205,876
Quanta Computer, Inc.	54,000	107,495
SinoPac Financial Holdings Co., Ltd.	413,794	151,197
Taishin Financial Holding Co., Ltd.	343,729	132,984
Taiwan Cement Corp.	142,575	186,225
Taiwan Cooperative Financial Holding Co., Ltd.	243,810	147,940
Taiwan Mobile Co., Ltd.	28,000	92,495
Taiwan Semiconductor Manufacturing Co., Ltd.	410,966	3,723,515
Uni-President Enterprises Corp.	112,000	242,951
United Microelectronics Corp.	396,000	178,741
Win Semiconductors Corp.	1,000	8,713
Yuanta Financial Holding Co., Ltd.	396,000	203,621
		9,716,552
THAILAND — 1.7%
Advanced Info Service PCL NVDR	36,800	225,392
Airports of Thailand PCL NVDR	125,000	193,304
Bangkok Dusit Medical Services PCL NVDR	232,100	133,669
CP ALL PCL NVDR	117,400	218,219
Kasikornbank PCL	39,600	109,807
Minor International PCL NVDR	127,900	65,475
PTT Global Chemical PCL NVDR	80,974	75,256
Siam Cement PCL	11,200	110,575

See accompanying notes to financial statements.
48

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Siam Commercial Bank PCL NVDR	42,400	$ 89,471
		1,221,168
TURKEY — 0.3%
BIM Birlesik Magazalar A/S	13,133	99,939
Eregli Demir ve Celik Fabrikalari TAS	3,636	4,144
Turk Hava Yollari AO (a)	23,470	32,301
Turkcell Iletisim Hizmetleri A/S	22,636	42,316
Turkiye Is Bankasi A/S Class C (a)	54,170	38,797
		217,497
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	85,525	107,804
Aldar Properties PJSC	188,268	78,933
DP World PLC	5,750	86,308
Emirates Telecommunications Group Co. PJSC	28,958	110,529
First Abu Dhabi Bank PJSC	25,604	67,266
		450,840
TOTAL COMMON STOCKS (Cost $83,472,317)		71,267,124

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	1,499	1,497
State Street Navigator Securities Lending Portfolio II (g) (h)	267,719	267,719
TOTAL SHORT-TERM INVESTMENTS (Cost $269,216)		269,216
TOTAL INVESTMENTS — 99.8% (Cost $83,741,533)		71,536,340
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		163,454
NET ASSETS — 100.0%		$ 71,699,794

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$71,156,549	$110,575	$—	$71,267,124
Short-Term Investments	269,216	—	—	269,216
TOTAL INVESTMENTS	$71,425,765	$110,575	$—	$71,536,340
See accompanying notes to financial statements.
49

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$ 27,121	$5,869,376	$5,894,725	$(275)	$—	1,499	$ 1,497	$1,153
State Street Navigator Securities Lending Portfolio II	—	—	1,548,689	1,280,970	—	—	267,719	267,719	1,625
State Street Navigator Securities Lending Portfolio III	458,521	458,521	240,960	699,481	—	—	—	—	276
Total		$485,642	$7,659,025	$7,875,176	$(275)	$—		$269,216	$3,054
See accompanying notes to financial statements.
50

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
ARGENTINA – 0.1%
Other Securities		$ 199,807
BRAZIL – 3.4%
Ambev SA ADR	331,766	763,062
Other Securities		4,623,739
		5,386,801
CHILE – 0.8%
Other Securities		1,297,554
CHINA – 30.1%
Agricultural Bank of China, Ltd. Class H	2,023,000	811,716
Alibaba Group Holding, Ltd. ADR (a)	6,037	1,174,076
ANTA Sports Products, Ltd.	122,000	896,399
Bank of China, Ltd. Class A	633,600	311,070
Bank of China, Ltd. Class H	3,857,071	1,477,958
China Common Rich Renewable Energy Investment, Ltd. (a)(b)	598,000	—
China Construction Bank Corp. Class A	37,600	33,631
China Construction Bank Corp. Class H	2,698,394	2,207,204
China Petroleum & Chemical Corp. Class H	1,288,395	634,980
China Yangtze Power Co., Ltd. Class A	277,200	676,164
CSPC Pharmaceutical Group, Ltd.	340,000	680,798
Geely Automobile Holdings, Ltd.	482,000	711,412
Industrial & Commercial Bank of China, Ltd. Class H	2,183,448	1,495,840
Kweichow Moutai Co., Ltd. Class A	7,800	1,222,567
Shenzhou International Group Holdings, Ltd.	90,900	966,360
Sunny Optical Technology Group Co., Ltd.	52,393	705,702
Tencent Holdings, Ltd.	94,678	4,644,180
Yum China Holdings, Inc.	37,265	1,588,607
Other Securities		27,331,516
		47,570,180
COLOMBIA – 0.1%
Other Securities		154,277
CZECH REPUBLIC – 0.2%
Other Securities		245,188
EGYPT – 0.5%
Commercial International Bank Egypt SAE GDR	192,775	693,990
Other Securities		101,092
		795,082
GREECE – 0.2%
FF Group (a)(b)	491	258
Other Securities		388,546
		388,804
Security Description	Shares	Value
HONG KONG – 2.5%
China Huishan Dairy Holdings Co., Ltd. (a)(b)	1,072,393	$ —
China Mobile, Ltd.	197,497	1,468,952
Guangdong Investment, Ltd.	492,000	948,339
Other Securities		1,470,497
		3,887,788
HUNGARY – 0.4%
Other Securities		648,468
INDIA – 12.3%
Asian Paints, Ltd.	45,000	991,292
Dabur India, Ltd.	119,645	711,769
HCL Technologies, Ltd.	142,804	823,776
Hindustan Unilever, Ltd.	77,789	2,363,451
Infosys, Ltd. ADR (c)	226,039	1,855,780
Infosys, Ltd. (c)	128,317	1,088,090
ITC, Ltd.	297,892	676,103
Tata Consultancy Services, Ltd.	102,093	2,464,361
Other Securities		8,416,665
		19,391,287
INDONESIA – 3.0%
Bank Central Asia Tbk PT	1,144,425	1,938,365
Telekomunikasi Indonesia Persero Tbk PT	4,821,675	934,181
Other Securities		1,929,623
		4,802,169
LUXEMBOURG – 0.1%
Other Security		87,819
MALAYSIA – 2.9%
Malayan Banking Bhd	397,630	685,728
Public Bank Bhd	189,511	697,506
Other Securities		3,216,136
		4,599,370
MEXICO – 1.7%
Wal-Mart de Mexico SAB de CV	547,697	1,301,581
Other Securities		1,413,114
		2,714,695
PAKISTAN – 0.0% (d)
Other Securities		69,428
PERU – 0.4%
Other Securities		666,465
PHILIPPINES – 1.1%
Other Securities		1,764,508
POLAND – 0.4%
Other Securities		702,413
QATAR – 1.4%
Other Securities		2,151,645
ROMANIA – 0.0% (d)
Other Security		14,295

See accompanying notes to financial statements.
51

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RUSSIA – 3.4%
Gazprom PJSC ADR	168,428	$ 781,337
Novatek PJSC GDR	6,302	726,621
Tatneft PJSC ADR (c)	21,334	901,361
Other Securities		2,898,440
		5,307,759
SAUDI ARABIA – 3.7%
Al Rajhi Bank	108,130	1,548,415
Jarir Marketing Co.	21,709	738,464
Other Securities		3,539,411
		5,826,290
SINGAPORE – 0.0% (d)
Other Security		69,752
SOUTH AFRICA – 2.0%
Other Securities		3,157,678
SOUTH KOREA – 9.0%
Samsung Electronics Co., Ltd.	91,415	3,585,712
SK Hynix, Inc.	13,110	897,082
Other Securities		9,691,238
		14,174,032
TAIWAN – 14.4%
Chunghwa Telecom Co., Ltd.	257,540	915,482
Far EasTone Telecommunications Co., Ltd.	391,449	819,362
First Financial Holding Co., Ltd.	1,416,627	920,481
Hon Hai Precision Industry Co., Ltd.	366,730	847,657
Largan Precision Co., Ltd.	8,000	1,013,177
President Chain Store Corp.	90,000	842,220
Taiwan Cooperative Financial Holding Co., Ltd.	1,539,104	933,901
Taiwan Mobile Co., Ltd.	361,542	1,194,321
Taiwan Semiconductor Manufacturing Co., Ltd.	515,495	4,670,589
Other Securities		10,602,660
		22,759,850
THAILAND – 3.4%
Advanced Info Service PCL	115,900	709,862
Other Securities		4,595,332
		5,305,194
TURKEY – 0.5%
Other Securities		745,117
UNITED ARAB EMIRATES – 1.1%
Emirates Telecommunications Group Co. PJSC	240,073	916,332
Other Securities		859,946
		1,776,278
UNITED STATES – 0.1%
Other Security		89,860
TOTAL COMMON STOCKS (Cost $182,243,961)		156,749,853
Security Description	Shares	Value
RIGHTS — 0.0% (d)
CHINA – 0.0% (d)
Legend Holdings Corp. (expiring 5/19/23) Class H(a)(b) (cost: $0)	1,461	$ —
WARRANTS — 0.0% (d)
THAILAND – 0.0% (d)
Other Securities (cost: $0)		2,749
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e)(f)	240,856	240,639
State Street Navigator Securities Lending Portfolio II (g)(h)	1,355,092	1,355,092
TOTAL SHORT-TERM INVESTMENTS (Cost $1,595,568)		1,595,731
TOTAL INVESTMENTS - 100.2% (Cost $183,839,529)		158,348,333
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(357,987)
NET ASSETS - 100.0%		$ 157,990,346
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $258, representing less than 0.05% of the Fund's net assets.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
52

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$152,245,494	$4,504,101	$258 (a)	$156,749,853
Rights	—	—	0 (a)	0
Warrants	2,749	—	—	2,749
Short-Term Investments	1,595,731	—	—	1,595,731
TOTAL INVESTMENTS	$153,843,974	$4,504,101	$258	$158,348,333
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$ 437,334	$ 7,454,627	$ 7,651,304	$(186)	$168	240,856	$ 240,639	$3,050
State Street Navigator Securities Lending Portfolio II	—	—	11,247,979	9,892,887	—	—	1,355,092	1,355,092	4,200
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$20,019,572	$20,802,576	$(186)	$168		$1,595,731	$8,302
See accompanying notes to financial statements.
53

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE — 0.8%
MTU Aero Engines AG	322	$ 47,114
AIR FREIGHT & LOGISTICS — 3.0%
Deutsche Post AG	6,002	163,161
AIRLINES — 0.5%
Deutsche Lufthansa AG	2,929	27,517
AUTO COMPONENTS — 0.9%
Continental AG	660	47,514
AUTOMOBILES — 8.3%
Bayerische Motoren Werke AG	1,950	100,809
Bayerische Motoren Werke AG Preference Shares	342	14,695
Daimler AG	4,842	146,211
Porsche Automobil Holding SE Preference Shares	932	39,556
Volkswagen AG	193	25,709
Volkswagen AG Preference Shares	1,118	131,063
		458,043
BANKS — 0.4%
Commerzbank AG	6,053	21,974
CAPITAL MARKETS — 4.0%
Deutsche Bank AG	10,782	70,616
Deutsche Boerse AG	1,105	151,558
		222,174
CHEMICALS — 7.1%
BASF SE	5,608	265,488
Covestro AG (a)	1,027	31,406
Evonik Industries AG	1,013	21,196
Symrise AG	777	72,468
		390,558
CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	212	14,073
CONSTRUCTION MATERIALS — 0.7%
HeidelbergCement AG	900	38,602
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Deutsche Telekom AG	19,798	256,640
Telefonica Deutschland Holding AG	5,089	12,614
		269,254
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Sartorius AG Preference Shares	208	50,712
Siemens Healthineers AG (a)	913	36,110
		86,822
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Fresenius Medical Care AG & Co. KGaA	1,284	84,814
Security Description	Shares	Value
Fresenius SE & Co. KGaA	2,512	$ 93,521
		178,335
HOUSEHOLD PRODUCTS — 2.4%
Henkel AG & Co. KGaA Preference Shares	1,066	85,620
Henkel AG & Co. KGaA	614	45,374
		130,994
INDUSTRIAL CONGLOMERATES — 7.6%
Siemens AG	4,921	418,305
INSURANCE — 12.3%
Allianz SE	2,540	437,227
Hannover Rueck SE	367	52,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	881	177,965
Talanx AG (b)	322	10,939
		678,883
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Zalando SE (a) (b)	897	34,438
IT SERVICES — 1.5%
Wirecard AG	702	80,609
MACHINERY — 0.5%
Knorr-Bremse AG	293	25,990
MEDIA — 0.1%
RTL Group SA	237	7,989
METALS & MINING — 0.3%
Thyssenkrupp AG (b)	2,997	15,679
MULTI-UTILITIES — 4.1%
E.ON SE	13,506	139,911
RWE AG	3,375	88,729
		228,640
PERSONAL PRODUCTS — 1.1%
Beiersdorf AG	598	60,734
PHARMACEUTICALS — 7.8%
Bayer AG	5,995	347,648
Merck KGaA	787	80,844
		428,492
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.5%
Deutsche Wohnen SE	2,190	83,407
Vonovia SE	3,312	163,026
		246,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Infineon Technologies AG	7,627	112,392
SOFTWARE — 12.6%
SAP SE	6,139	692,463

See accompanying notes to financial statements.
54

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.6%
Adidas AG	1,116	$ 252,131
TOTAL COMMON STOCKS (Cost $7,851,083)		5,379,313

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e) (Cost $1,508)	1,509	1,508
TOTAL INVESTMENTS — 97.6% (Cost $7,852,591)		5,380,821
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		132,807
NET ASSETS — 100.0%		$ 5,513,628
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,379,313	$—	$—	$5,379,313
Short-Term Investment	1,508	—	—	1,508
TOTAL INVESTMENTS	$5,380,821	$—	$—	$5,380,821
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	855	$855	$5,270	$4,617	$—	$—	1,509	$1,508	$6
See accompanying notes to financial statements.
55

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AIR FREIGHT & LOGISTICS — 0.3%
SG Holdings Co., Ltd.	300	$ 7,150
Yamato Holdings Co., Ltd.	800	12,576
		19,726
AIRLINES — 0.4%
ANA Holdings, Inc.	600	14,667
Japan Airlines Co., Ltd. (a)	700	12,904
		27,571
AUTO COMPONENTS — 2.2%
Aisin Seiki Co., Ltd.	400	9,871
Bridgestone Corp.	1,200	36,938
Denso Corp.	1,000	32,337
Koito Manufacturing Co., Ltd.	300	10,157
NGK Spark Plug Co., Ltd.	400	5,639
NOK Corp.	200	2,210
Stanley Electric Co., Ltd.	300	5,925
Sumitomo Electric Industries, Ltd.	1,600	16,866
Sumitomo Rubber Industries, Ltd.	300	2,832
Toyoda Gosei Co., Ltd.	200	3,435
Toyota Boshoku Corp.	200	2,384
Toyota Industries Corp.	300	14,395
Yokohama Rubber Co., Ltd.	300	3,732
		146,721
AUTOMOBILES — 6.9%
Honda Motor Co., Ltd. (a)	3,400	76,532
Isuzu Motors, Ltd.	1,200	7,951
Mazda Motor Corp.	1,300	6,888
Mitsubishi Motors Corp. (a)	1,400	3,968
Nissan Motor Co., Ltd.	5,100	16,847
Subaru Corp. (a)	1,300	24,969
Suzuki Motor Corp.	800	19,152
Toyota Motor Corp.	4,800	289,054
Yamaha Motor Co., Ltd.	600	7,264
		452,625
BANKS — 4.3%
Aozora Bank, Ltd.	300	5,730
Chiba Bank, Ltd.	1,600	7,010
Concordia Financial Group, Ltd.	2,400	7,003
Fukuoka Financial Group, Inc.	400	5,302
Mebuki Financial Group, Inc.	2,400	4,891
Mitsubishi UFJ Financial Group, Inc.	24,500	91,460
Mizuho Financial Group, Inc.	49,000	56,101
Resona Holdings, Inc.	4,800	14,459
Seven Bank, Ltd.	1,300	3,360
Shizuoka Bank, Ltd.	1,000	6,086
Sumitomo Mitsui Financial Group, Inc.	2,700	65,602
Sumitomo Mitsui Trust Holdings, Inc.	600	17,363
		284,367
BEVERAGES — 1.2%
Asahi Group Holdings, Ltd.	900	29,262
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	200	$ 4,111
Ito En, Ltd.	100	5,299
Kirin Holdings Co., Ltd.	1,800	35,640
Suntory Beverage & Food, Ltd.	200	7,568
		81,880
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	100	3,492
BUILDING PRODUCTS — 1.5%
AGC, Inc.	400	9,852
Daikin Industries, Ltd.	600	73,197
LIXIL Group Corp.	500	6,230
TOTO, Ltd.	300	9,990
		99,269
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	3,500	13,591
Japan Exchange Group, Inc.	1,200	21,186
Nomura Holdings, Inc.	7,200	30,533
SBI Holdings, Inc.	400	5,847
		71,157
CHEMICALS — 4.2%
Air Water, Inc.	400	5,506
Asahi Kasei Corp.	2,800	19,836
Daicel Corp.	600	4,385
DIC Corp.	200	4,433
Hitachi Chemical Co., Ltd.	200	8,504
JSR Corp.	400	7,385
Kansai Paint Co., Ltd.	400	7,625
Kuraray Co., Ltd.	800	8,092
Mitsubishi Chemical Holdings Corp.	3,000	17,863
Mitsubishi Gas Chemical Co., Inc.	400	4,357
Mitsui Chemicals, Inc.	500	9,499
Nippon Paint Holdings Co., Ltd.	300	15,729
Nissan Chemical Corp.	200	7,299
Nitto Denko Corp.	400	17,878
Shin-Etsu Chemical Co., Ltd.	900	89,454
Showa Denko KK	300	6,217
Sumitomo Chemical Co., Ltd.	3,600	10,705
Taiyo Nippon Sanso Corp.	400	5,932
Teijin, Ltd.	400	6,781
Toray Industries, Inc.	3,200	13,902
Tosoh Corp.	600	6,836
		278,218
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Dai Nippon Printing Co., Ltd.	500	10,657
Park24 Co., Ltd. (a)	300	4,421
Secom Co., Ltd.	500	41,564
Sohgo Security Services Co., Ltd.	100	4,872
Toppan Printing Co., Ltd.	600	9,204
		70,718

See accompanying notes to financial statements.
56

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.7%
JGC Holdings Corp.	500	$ 4,020
Kajima Corp.	1,000	10,273
Obayashi Corp.	1,400	12,009
Shimizu Corp.	1,300	10,175
Taisei Corp.	400	12,246
		48,723
CONSUMER FINANCE — 0.2%
Acom Co., Ltd.	700	2,846
AEON Financial Service Co., Ltd.	300	3,218
Credit Saison Co., Ltd.	400	4,654
		10,718
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	4,572
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	5,097
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,421
ORIX Corp.	2,700	32,526
Tokyo Century Corp.	100	3,135
		41,082
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Nippon Telegraph & Telephone Corp.	4,800	114,514
ELECTRIC UTILITIES — 1.2%
Chubu Electric Power Co., Inc.	1,500	21,182
Chugoku Electric Power Co., Inc. (a)	700	9,778
Kansai Electric Power Co., Inc.	1,600	17,837
Kyushu Electric Power Co., Inc.	900	7,245
Tohoku Electric Power Co., Inc. (a)	1,100	10,607
Tokyo Electric Power Co. Holdings, Inc. (b)	3,100	10,826
		77,475
ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Co., Ltd.	200	4,537
Mabuchi Motor Co., Ltd.	100	2,983
Mitsubishi Electric Corp.	4,200	51,938
Nidec Corp.	1,000	51,938
		111,396
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.4%
Alps Alpine Co., Ltd.	400	3,887
Hamamatsu Photonics KK	300	12,283
Hirose Electric Co., Ltd.	105	10,893
Hitachi High-Tech Corp.	200	14,784
Security Description	Shares	Value
Hitachi, Ltd.	2,000	$ 58,228
Keyence Corp.	400	129,054
Kyocera Corp.	700	41,551
Murata Manufacturing Co., Ltd.	1,300	65,894
Omron Corp.	400	20,861
Shimadzu Corp.	600	15,812
TDK Corp.	300	23,287
Yaskawa Electric Corp.	500	13,783
Yokogawa Electric Corp.	600	7,242
		417,559
ENTERTAINMENT — 1.8%
DeNA Co., Ltd. (a)	300	3,285
Konami Holdings Corp.	200	6,141
Nexon Co., Ltd.	900	14,714
Nintendo Co., Ltd.	200	77,088
Square Enix Holdings Co., Ltd.	200	8,939
Toho Co., Ltd.	300	9,171
		119,338
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Daiwa House REIT Investment Corp.	3	7,328
GLP J-REIT	7	7,885
Japan Retail Fund Investment Corp. REIT	5	5,660
Nippon Prologis REIT, Inc.	4	10,048
Nomura Real Estate Master Fund, Inc. REIT	8	10,123
Orix JREIT, Inc.	5	6,577
United Urban Investment Corp. REIT	5	4,979
		52,600
FOOD & STAPLES RETAILING — 1.9%
Aeon Co., Ltd.	1,400	31,111
FamilyMart Co., Ltd.	400	7,181
Lawson, Inc.	100	5,493
Matsumotokiyoshi Holdings Co., Ltd.	100	3,640
Seven & i Holdings Co., Ltd.	1,600	53,000
Sundrug Co., Ltd.	200	6,410
Tsuruha Holdings, Inc.	100	13,209
Welcia Holdings Co., Ltd.	100	6,994
		127,038
FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	1,100	20,486
Calbee, Inc.	100	2,706
Ezaki Glico Co., Ltd.	100	4,205
Kewpie Corp.	200	4,003
Kikkoman Corp.	400	17,063
MEIJI Holdings Co., Ltd.	200	14,228
NH Foods, Ltd.	200	6,975
Nichirei Corp.	200	5,660
Nisshin Seifun Group, Inc.	500	8,346
Nissin Foods Holdings Co., Ltd.	100	8,337
Toyo Suisan Kaisha, Ltd.	200	9,671

See accompanying notes to financial statements.
57

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Yakult Honsha Co., Ltd.	300	$ 17,757
Yamazaki Baking Co., Ltd.	300	6,272
		125,709
GAS UTILITIES — 0.5%
Osaka Gas Co., Ltd.	800	15,088
Tokyo Gas Co., Ltd.	800	18,941
		34,029
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Asahi Intecc Co., Ltd.	400	9,900
Hoya Corp.	800	68,177
Olympus Corp.	2,800	40,513
Sysmex Corp.	300	21,804
Terumo Corp.	1,400	48,242
		188,636
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	400	7,463
Medipal Holdings Corp.	400	7,477
Suzuken Co., Ltd.	200	7,290
		22,230
HEALTH CARE TECHNOLOGY — 0.4%
M3, Inc. (a)	900	26,636
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Holdings Co. Japan, Ltd.	200	9,022
Oriental Land Co., Ltd. (a)	400	51,207
		60,229
HOUSEHOLD DURABLES — 3.9%
Casio Computer Co., Ltd.	400	5,621
Haseko Corp. (a)	600	6,430
Iida Group Holdings Co., Ltd.	300	4,160
Nikon Corp.	800	7,396
Panasonic Corp.	4,700	35,918
Sekisui Chemical Co., Ltd.	900	11,947
Sekisui House, Ltd.	1,300	21,489
Sharp Corp.	400	4,205
Sony Corp.	2,700	160,592
		257,758
HOUSEHOLD PRODUCTS — 0.9%
Lion Corp.	500	10,713
Pigeon Corp.	300	11,519
Unicharm Corp.	900	33,772
		56,004
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	300	6,053
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.7%
Keihan Holdings Co., Ltd.	400	$ 17,785
Toshiba Corp.	1,200	26,456
		44,241
INSURANCE — 2.8%
Dai-ichi Life Holdings, Inc.	2,300	27,601
Japan Post Holdings Co., Ltd.	3,000	23,502
Japan Post Insurance Co., Ltd.	200	2,484
MS&AD Insurance Group Holdings, Inc. (a)	1,100	30,823
Sompo Holdings, Inc.	700	21,677
Sony Financial Holdings, Inc.	400	6,770
T&D Holdings, Inc.	1,200	9,826
Tokio Marine Holdings, Inc.	1,400	64,193
		186,876
INTERNET & CATALOG RETAIL — 0.2%
Rakuten, Inc.	1,700	12,913
ZOZO, Inc.	100	1,344
		14,257
INTERACTIVE MEDIA & SERVICES — 0.4%
Kakaku.com, Inc.	300	5,516
LINE Corp. (b)	100	4,826
Z Holdings Corp.	5,700	18,375
		28,717
IT SERVICES — 1.4%
Fujitsu, Ltd.	400	36,145
Itochu Techno-Solutions Corp.	200	5,715
Nomura Research Institute, Ltd.	600	12,716
NTT Data Corp.	1,400	13,487
Obic Co., Ltd.	100	13,117
Otsuka Corp.	200	8,559
SCSK Corp.	100	4,460
		94,199
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Bandai Namco Holdings, Inc. (a)	400	19,419
Sega Sammy Holdings, Inc.	300	3,654
Shimano, Inc.	200	28,605
Yamaha Corp.	300	11,713
		63,391
MACHINERY — 4.5%
Amada Holdings Co., Ltd.	900	7,111
Daifuku Co., Ltd.	300	19,036
Ebara Corp.	200	3,811
FANUC Corp.	400	54,300
Hino Motors, Ltd.	500	2,691
Hitachi Construction Machinery Co., Ltd. (a)	200	4,055
Hoshizaki Corp.	100	7,512
JTEKT Corp.	500	3,404

See accompanying notes to financial statements.
58

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Komatsu, Ltd.	2,000	$ 32,949
Kubota Corp.	2,600	33,272
Makita Corp.	500	15,354
MINEBEA MITSUMI, Inc.	900	13,456
MISUMI Group, Inc.	600	13,089
Mitsubishi Heavy Industries, Ltd.	600	15,187
Nabtesco Corp.	300	6,933
NGK Insulators, Ltd.	600	7,876
NSK, Ltd.	1,000	6,429
SMC Corp.	100	42,379
THK Co., Ltd.	200	4,098
		292,942
MARINE — 0.1%
Nippon Yusen KK	600	7,147
MEDIA — 0.4%
CyberAgent, Inc.	200	7,762
Dentsu Group, Inc.	400	7,733
Fuji Media Holdings, Inc.	300	2,993
Hakuhodo DY Holdings, Inc.	400	4,039
Nippon Television Holdings, Inc.	300	3,349
Tokyo Broadcasting System Holdings, Inc.	200	2,786
		28,662
METALS & MINING — 0.7%
Hitachi Metals, Ltd.	500	5,275
JFE Holdings, Inc.	1,100	7,163
Mitsubishi Materials Corp.	300	6,155
Nippon Steel Corp. (a)	1,800	15,430
Sumitomo Metal Mining Co., Ltd.	500	10,273
		44,296
MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	800	4,669
Izumi Co., Ltd.	100	2,760
J Front Retailing Co., Ltd.	600	4,991
Marui Group Co., Ltd.	500	8,406
Pan Pacific International Holdings Corp.	1,200	22,776
Takashimaya Co., Ltd.	300	2,704
		46,306
OIL, GAS & CONSUMABLE FUELS — 0.6%
Idemitsu Kosan Co., Ltd.	264	6,060
Inpex Corp.	2,000	11,279
JXTG Holdings, Inc.	7,100	24,347
		41,686
PAPER & FOREST PRODUCTS — 0.2%
Oji Holdings Corp.	2,100	11,263
PERSONAL PRODUCTS — 2.2%
Kao Corp.	1,000	81,793
Kobayashi Pharmaceutical Co., Ltd.	100	9,263
Pola Orbis Holdings, Inc.	200	3,696
Security Description	Shares	Value
Shiseido Co., Ltd.	800	$ 47,294
		142,046
PHARMACEUTICALS — 7.5%
Astellas Pharma, Inc.	4,000	61,915
Chugai Pharmaceutical Co., Ltd.	500	57,895
Daiichi Sankyo Co., Ltd.	1,300	89,521
Eisai Co., Ltd.	500	36,733
Hisamitsu Pharmaceutical Co., Inc.	200	9,337
Kyowa Kirin Co., Ltd.	600	13,461
Nippon Shinyaku Co., Ltd.	200	15,710
Ono Pharmaceutical Co., Ltd.	800	18,422
Otsuka Holdings Co., Ltd.	900	35,273
Santen Pharmaceutical Co., Ltd.	800	13,769
Shionogi & Co., Ltd.	600	29,551
Sumitomo Dainippon Pharma Co., Ltd.	400	5,198
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,151
Takeda Pharmaceutical Co., Ltd.	3,300	101,120
		494,056
PROFESSIONAL SERVICES — 1.2%
Nihon M&A Center, Inc.	300	8,212
Persol Holdings Co., Ltd.	300	3,018
Recruit Holdings Co., Ltd. (a)	2,500	64,749
		75,979
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Aeon Mall Co., Ltd.	200	2,525
Daito Trust Construction Co., Ltd.	200	18,647
Daiwa House Industry Co., Ltd.	1,300	32,242
Hulic Co., Ltd.	800	8,137
Mitsubishi Estate Co., Ltd.	2,700	39,892
Mitsui Fudosan Co., Ltd.	1,900	32,921
Nomura Real Estate Holdings, Inc.	200	3,251
Sumitomo Realty & Development Co., Ltd.	700	17,086
Tokyu Fudosan Holdings Corp.	1,100	5,278
		159,979
ROAD & RAIL — 4.4%
Central Japan Railway Co.	400	64,175
East Japan Railway Co.	800	60,588
Hankyu Hanshin Holdings, Inc.	500	16,836
Keikyu Corp.	500	8,416
Keisei Electric Railway Co., Ltd.	300	8,670
Kintetsu Group Holdings Co., Ltd.	400	18,526
Kyushu Railway Co.	400	11,486
Nagoya Railroad Co., Ltd.	400	11,227
Odakyu Electric Railway Co., Ltd.	800	17,578
Seibu Holdings, Inc.	500	5,502
Tobu Railway Co., Ltd.	500	17,461
Tokyu Corp.	1,300	20,472
West Japan Railway Co.	400	27,404
		288,341

See accompanying notes to financial statements.
59

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advantest Corp. (a)	400	$ 16,081
Renesas Electronics Corp. (b)	1,700	6,126
Rohm Co., Ltd.	200	10,986
SCREEN Holdings Co., Ltd.	100	3,705
SUMCO Corp.	500	6,452
Tokyo Electron, Ltd.	300	56,565
		99,915
SOFTWARE — 0.2%
Trend Micro, Inc.	300	14,840
SPECIALTY RETAIL — 1.2%
Fast Retailing Co., Ltd.	100	40,934
Nitori Holdings Co., Ltd.	200	27,011
USS Co., Ltd.	500	6,883
Yamada Denki Co., Ltd.	1,400	5,589
		80,417
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	500	7,661
Canon, Inc.	2,200	48,074
FUJIFILM Holdings Corp.	800	40,306
Konica Minolta, Inc.	1,100	4,473
NEC Corp.	500	18,271
Ricoh Co., Ltd.	1,500	11,032
Seiko Epson Corp. (a)	600	6,503
		136,320
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp.	400	3,702
TOBACCO — 0.7%
Japan Tobacco, Inc.	2,400	44,374
TRADING COMPANIES & DISTRIBUTORS — 3.7%
ITOCHU Corp. (a)	3,200	66,472
Marubeni Corp.	3,600	17,974
Mitsubishi Corp.	2,900	61,557
Mitsui & Co., Ltd.	3,500	48,745
MonotaRO Co., Ltd.	200	5,313
Sojitz Corp.	2,400	5,647
Sumitomo Corp.	2,400	27,545
Security Description	Shares	Value
Toyota Tsusho Corp.	400	$ 9,433
		242,686
WIRELESS TELECOMMUNICATION SERVICES — 5.3%
KDDI Corp.	3,600	106,378
NTT DOCOMO, Inc.	2,500	78,204
Softbank Corp. (a)	3,300	42,016
SoftBank Group Corp.	3,400	119,301
		345,899
TOTAL COMMON STOCKS (Cost $8,118,919)		6,475,677

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,896	1,894
State Street Navigator Securities Lending Portfolio II (e) (f)	236,131	236,131
TOTAL SHORT-TERM INVESTMENTS (Cost $238,024)		238,025
TOTAL INVESTMENTS — 102.1% (Cost $8,356,943)		6,713,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(139,998)
NET ASSETS — 100.0%		$ 6,573,704
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
60

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,475,677	$—	$—	$6,475,677
Short-Term Investments	238,025	—	—	238,025
TOTAL INVESTMENTS	$6,713,702	$—	$—	$6,713,702
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	631	$ 631	$ 116,882	$ 115,620	$—	$ 1	1,896	$ 1,894	$ 49
State Street Navigator Securities Lending Portfolio II	—	—	1,194,272	958,141	—	—	236,131	236,131	299
State Street Navigator Securities Lending Portfolio III	743,609	743,609	132,063	875,672	—	—	—	—	62
Total		$744,240	$1,443,217	$1,949,433	$—	$ 1		$238,025	$410
See accompanying notes to financial statements.
61

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.6%
BAE Systems PLC	16,837	$ 108,936
Rolls-Royce Holdings PLC	10,290	43,458
		152,394
AIRLINES — 0.3%
easyJet PLC (a)	1,416	10,025
International Consolidated Airlines Group SA	8,104	21,615
		31,640
AUTOMOBILES — 0.4%
Fiat Chrysler Automobiles NV	5,738	41,377
BANKS — 10.6%
Barclays PLC	91,742	107,055
HSBC Holdings PLC	107,314	604,443
Lloyds Banking Group PLC	370,587	147,043
Royal Bank of Scotland Group PLC	23,918	33,483
Standard Chartered PLC	16,784	92,777
		984,801
BEVERAGES — 4.7%
Coca-Cola European Partners PLC	1,016	38,130
Diageo PLC	12,334	395,568
		433,698
CAPITAL MARKETS — 3.6%
3i Group PLC	5,112	50,214
Hargreaves Lansdown PLC	1,474	25,332
Investec PLC	3,513	6,617
London Stock Exchange Group PLC	1,848	166,816
Ninety One PLC (b)	1,757	3,767
Schroders PLC	625	19,250
St James's Place PLC	2,788	26,259
Standard Life Aberdeen PLC	12,281	34,095
		332,350
CHEMICALS — 0.6%
Croda International PLC	679	35,967
Johnson Matthey PLC	1,025	22,852
		58,819
COMMERCIAL SERVICES & SUPPLIES — 0.6%
G4S PLC	8,346	9,552
Rentokil Initial PLC	9,777	47,013
		56,565
CONTAINERS & PACKAGING — 0.2%
DS Smith PLC	6,875	23,477
DIVERSIFIED FINANCIAL SERVICES — 0.2%
M&G PLC (b)	13,766	19,220
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BT Group PLC	45,606	$ 66,671
ELECTRIC UTILITIES — 1.0%
SSE PLC	5,512	89,192
ELECTRICAL EQUIPMENT — 0.3%
Melrose Industries PLC	24,957	28,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Halma PLC	2,001	47,663
ENERGY EQUIPMENT & SERVICES — 0.2%
TechnipFMC PLC	2,150	14,491
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
British Land Co. PLC REIT	4,821	20,097
Land Securities Group PLC REIT	3,669	25,331
Segro PLC REIT	5,751	54,481
		99,909
FOOD & STAPLES RETAILING — 2.2%
J Sainsbury PLC	11,594	30,247
Tesco PLC	51,876	147,173
Wm Morrison Supermarkets PLC	12,184	26,891
		204,311
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	2,040	45,885
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
ConvaTec Group PLC (c)	8,105	18,743
Smith & Nephew PLC	4,597	81,767
		100,510
HEALTH CARE PROVIDERS & SERVICES — 0.0% (d)
NMC Health PLC (a) (e)	699	2,033
HOTELS, RESTAURANTS & LEISURE — 2.2%
Carnival PLC	823	10,015
Compass Group PLC	8,411	131,825
InterContinental Hotels Group PLC	892	38,883
Whitbread PLC	708	26,600
		207,323
HOUSEHOLD DURABLES — 1.3%
Barratt Developments PLC	5,360	29,310
Berkeley Group Holdings PLC	618	27,701
Persimmon PLC	1,668	39,638

See accompanying notes to financial statements.
62

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Taylor Wimpey PLC	16,572	$ 24,144
		120,793
HOUSEHOLD PRODUCTS — 3.1%
Reckitt Benckiser Group PLC	3,739	285,125
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	503	31,808
Smiths Group PLC	2,096	31,863
		63,671
INSURANCE — 4.4%
Admiral Group PLC	1,181	32,656
Aviva PLC	20,810	69,282
Direct Line Insurance Group PLC	7,274	26,688
Legal & General Group PLC	31,323	75,289
Prudential PLC	13,719	176,148
RSA Insurance Group PLC	5,460	28,462
		408,525
INTERACTIVE MEDIA & SERVICES — 0.3%
Auto Trader Group PLC (c)	4,698	25,579
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Ocado Group PLC (b)	2,517	38,076
MACHINERY — 0.9%
CNH Industrial NV	5,189	29,698
Spirax-Sarco Engineering PLC	389	39,383
Weir Group PLC	1,395	12,471
		81,552
MEDIA — 1.9%
Informa PLC	6,525	35,809
ITV PLC	18,863	15,442
Liberty Global PLC Class A (b)	785	12,960
Liberty Global PLC Class C (b)	2,216	34,813
Pearson PLC	4,137	28,347
WPP PLC	6,594	45,084
		172,455
METALS & MINING — 6.2%
Anglo American PLC	6,196	108,818
Antofagasta PLC	1,863	17,847
BHP Group PLC	10,853	168,484
Evraz PLC	3,044	8,742
Fresnillo PLC	992	8,202
Rio Tinto PLC	5,643	260,185
		572,278
MULTI-UTILITIES — 2.5%
Centrica PLC	30,528	14,414
National Grid PLC	18,376	215,686
		230,100
MULTILINE RETAIL — 0.5%
Marks & Spencer Group PLC	10,325	12,705
Security Description	Shares	Value
Next PLC	657	$ 33,173
		45,878
OIL, GAS & CONSUMABLE FUELS — 12.6%
BP PLC	107,414	458,433
Royal Dutch Shell PLC Class A	21,659	381,087
Royal Dutch Shell PLC Class B	19,687	331,940
		1,171,460
PAPER & FOREST PRODUCTS — 0.5%
Mondi PLC	2,531	43,340
PERSONAL PRODUCTS — 3.2%
Unilever PLC	5,814	293,806
PHARMACEUTICALS — 12.0%
AstraZeneca PLC	6,661	595,992
GlaxoSmithKline PLC	26,370	495,236
Hikma Pharmaceuticals PLC	743	18,748
		1,109,976
PROFESSIONAL SERVICES — 4.4%
Experian PLC	4,800	133,974
Intertek Group PLC	858	50,279
RELX PLC	10,247	220,064
		404,317
SOFTWARE — 0.7%
AVEVA Group PLC	326	14,123
Micro Focus International PLC	1,727	8,566
Sage Group PLC	5,731	42,054
		64,743
SPECIALTY RETAIL — 0.3%
JD Sports Fashion PLC	2,180	12,372
Kingfisher PLC	11,176	19,941
		32,313
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	2,137	35,096
TOBACCO — 5.5%
British American Tobacco PLC	12,095	413,773
Imperial Brands PLC	5,024	93,243
		507,016
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Ashtead Group PLC	2,386	52,233
Bunzl PLC	1,778	35,924
Ferguson PLC	1,186	74,353
		162,510
WATER UTILITIES — 0.8%
Severn Trent PLC	1,255	35,480
United Utilities Group PLC	3,610	40,411
		75,891

See accompanying notes to financial statements.
63

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	141,291	$ 197,969
TOTAL COMMON STOCKS (Cost $13,095,536)		9,183,113

SHORT-TERM INVESTMENT — 0.1%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $7,452)	7,452	7,452
TOTAL INVESTMENTS — 99.1% (Cost $13,102,988)		9,190,565
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		81,728
NET ASSETS — 100.0%		$ 9,272,293
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $2,033, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,181,080	$—	$2,033	$9,183,113
Short-Term Investment	7,452	—	—	7,452
TOTAL INVESTMENTS	$9,188,532	$—	$2,033	$9,190,565
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 322,527	$ 322,531	$ 4	$—	—	$ —	$145
State Street Navigator Securities Lending Portfolio II	—	—	1,172,302	1,164,850	—	—	7,452	7,452	95
Total		$—	$1,494,829	$1,487,381	$ 4	$—		$7,452	$240
See accompanying notes to financial statements.
64

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.3%
AUSTRALIA – 1.4%
Other Securities		$ 298,712
AUSTRIA – 0.0% (a)
Other Securities		6,110
BELGIUM – 0.3%
Other Securities		71,368
CANADA – 3.8%
Franco-Nevada Corp.	776	76,659
Other Securities		716,032
		792,691
CHINA – 0.0% (a)
Other Security		6,918
DENMARK – 1.2%
Novo Nordisk A/S Class B	2,155	129,649
Other Securities		121,713
		251,362
FINLAND – 0.6%
Other Securities		124,242
FRANCE – 2.6%
LVMH Moet Hennessy Louis Vuitton SE	202	75,016
Other Securities		468,421
		543,437
GERMANY – 2.0%
Deutsche Telekom AG	6,336	82,133
Other Securities		331,314
		413,447
HONG KONG – 1.9%
Other Securities		389,786
IRELAND – 0.9%
Accenture PLC Class A	750	122,445
Other Securities		56,530
		178,975
ISRAEL – 0.3%
Other Securities		62,779
ITALY – 0.6%
Other Securities		115,229
JAPAN – 10.5%
KDDI Corp.	2,600	76,828
NTT DOCOMO, Inc.	3,768	117,869
Other Securities		1,985,288
		2,179,985
LUXEMBOURG – 0.1%
Other Securities		11,719
NETHERLANDS – 1.3%
Other Securities		264,437
NEW ZEALAND – 0.1%
Other Securities		26,098
Security Description	Shares	Value
NORWAY – 0.2%
Other Securities		$ 48,446
PORTUGAL – 0.1%
Other Securities		10,852
SINGAPORE – 0.6%
Other Securities		124,494
SOUTH AFRICA – 0.0% (a)
Other Security		4,900
SPAIN – 0.6%
Other Securities		130,012
SWEDEN – 0.6%
Other Securities		128,362
SWITZERLAND – 4.8%
Nestle SA	1,270	130,537
Novartis AG	923	76,173
Roche Holding AG	896	290,826
Other Securities		507,881
		1,005,417
UNITED KINGDOM – 4.8%
AstraZeneca PLC	1,106	98,959
Other Securities		904,148
		1,003,107
UNITED STATES – 60.0%
Adobe, Inc. (b)	363	115,521
Alphabet, Inc. Class A (b)	190	220,770
Alphabet, Inc. Class C (b)	186	216,283
Altria Group, Inc.	2,111	81,632
Amgen, Inc.	444	90,012
Apple, Inc.	2,032	516,717
AT&T, Inc.	3,152	91,881
Automatic Data Processing, Inc.	580	79,274
Berkshire Hathaway, Inc. Class B (b)	414	75,692
Bristol-Myers Squibb Co.	1,626	90,633
Cisco Systems, Inc.	4,421	173,790
Coca-Cola Co.	1,865	82,526
Consolidated Edison, Inc.	1,109	86,502
Costco Wholesale Corp.	399	113,767
Eli Lilly & Co.	1,141	158,280
Facebook, Inc. Class A (b)	1,574	262,543
Intel Corp.	3,889	210,473
International Business Machines Corp.	983	109,044
Johnson & Johnson	2,711	355,493
JPMorgan Chase & Co.	932	83,908
Mastercard, Inc. Class A	822	198,562
McDonald's Corp.	500	82,675
Merck & Co., Inc.	2,859	219,971
Microsoft Corp.	3,372	531,798
Newmont Goldcorp Corp.	2,321	105,095
NextEra Energy, Inc.	444	106,835
NIKE, Inc. Class B	1,258	104,087
NVIDIA Corp.	366	96,478
Oracle Corp.	2,016	97,433
PepsiCo, Inc.	1,778	213,538

See accompanying notes to financial statements.
65

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	5,389	$ 175,897
Procter & Gamble Co.	2,223	244,530
State Street Corp. (c)	160	8,523
Texas Instruments, Inc.	935	93,435
TJX Cos., Inc.	1,837	87,827
Union Pacific Corp.	554	78,136
Verizon Communications, Inc.	2,329	125,137
Visa, Inc. Class A	1,823	293,722
Walmart, Inc.	816	92,714
Waste Management, Inc.	926	85,711
Other Securities		6,242,477
		12,499,322
TOTAL COMMON STOCKS (Cost $24,780,734)		20,692,207
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d)(e)	14,855	14,842
State Street Navigator Securities Lending Portfolio II (c)(f)	109,954	109,954
TOTAL SHORT-TERM INVESTMENTS (Cost $124,791)		124,796
TOTAL INVESTMENTS - 99.9% (Cost $24,905,525)		20,817,003
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		12,385
NET ASSETS - 100.0%		$ 20,829,388

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,691,528	$679	$—	$20,692,207
Short-Term Investments	124,796	—	—	124,796
TOTAL INVESTMENTS	$20,816,324	$679	$—	$20,817,003
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	60	$ 3,551	$ 11,628	$ 2,628	$(1,078)	$(2,950)	160	$ 8,523	$ 166
State Street Institutional Liquid Reserves Fund, Premier Class	30,335	30,339	622,738	638,155	(85)	5	14,855	14,842	357
State Street Navigator Securities Lending Portfolio II	—	—	1,374,498	1,264,544	—	—	109,954	109,954	536
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$2,303,533	$2,507,618	$(1,163)	$(2,945)		$133,319	$1,178
See accompanying notes to financial statements.
66

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CHINA — 53.5%
21Vianet Group, Inc. ADR (a)	11,323	$ 156,937
360 Security Technology, Inc. Class A	16,100	42,997
3SBio, Inc. (a)(b)	49,000	51,017
500.com, Ltd. Class A, ADR (a)(c)	2,063	9,325
51job, Inc. ADR (a)	3,373	207,068
58.com, Inc. ADR (a)	8,383	408,420
5I5J Holding Group Co., Ltd. Class A	83,500	38,757
9F, Inc. (c)	12,691	119,930
AAC Technologies Holdings, Inc. (c)	82,000	425,293
Addsino Co., Ltd. Class A (a)	31,900	60,531
Advanced Technology & Materials Co., Ltd. Class A (a)	52,500	45,107
AECC Aero-Engine Control Co., Ltd. Class A	39,100	65,808
AECC Aviation Power Co., Ltd. Class A	16,400	49,051
Aerospace CH UAV Co., Ltd.	36,500	57,622
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,784	50,234
Agile Group Holdings, Ltd.	393,598	426,052
Agricultural Bank of China, Ltd. Class A	898,500	427,181
Agricultural Bank of China, Ltd. Class H	3,183,000	1,277,159
Air China, Ltd. Class H (c)	433,414	279,589
Alibaba Group Holding, Ltd. ADR (a)	181,045	35,209,632
A-Living Services Co., Ltd. Class H (b)	29,000	141,055
Aluminum Corp. of China, Ltd. Class H (a)	816,304	162,189
Angang Steel Co., Ltd. Class H (c)	421,616	110,967
Anhui Conch Cement Co., Ltd. Class H	210,750	1,464,203
Anhui Expressway Co., Ltd. Class H	32,000	15,771
Anhui Guangxin Agrochemical Co., Ltd. Class A	32,200	70,776
Anhui Gujing Distillery Co., Ltd. Class B	16,600	131,050
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	82,188	54,149
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	76,600	50,251
Anhui Jinhe Industrial Co., Ltd. Class A	19,100	54,539
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	40,000	56,827
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (a)	60,500	63,673
Security Description	Shares	Value
ANTA Sports Products, Ltd.	128,000	$ 940,484
Apeloa Pharmaceutical Co., Ltd. Class A	36,200	101,324
ArtGo Holdings, Ltd. (a)(c)	190,000	2,966
Autobio Diagnostics Co., Ltd. Class A	10,800	177,491
Autohome, Inc. ADR (a)	6,084	432,086
Avary Holding Shenzhen Co., Ltd. Class A	11,000	49,288
AVIC Aircraft Co., Ltd. Class A	33,400	74,733
AVIC Electromechanical Systems Co., Ltd. Class A	56,600	57,573
Avic Heavy Machinery Co., Ltd. Class A	36,300	45,323
AVIC International Holding HK, Ltd.	818,621	9,822
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,800	52,109
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	19,000	76,743
AviChina Industry & Technology Co., Ltd. Class H	514,000	198,281
AVICOPTER PLC Class A	11,000	64,542
BAIC Motor Corp., Ltd. Class H (b)	227,500	90,402
Baidu, Inc. ADR (a)	34,204	3,447,421
Bank of Beijing Co., Ltd. Class A	186,700	127,220
Bank of China, Ltd. Class H	10,727,466	4,110,564
Bank of Communications Co., Ltd. Class H	2,928,630	1,794,758
Bank of Jiangsu Co., Ltd. Class A	135,700	115,058
Bank of Nanjing Co., Ltd. Class A	101,400	103,715
Bank of Ningbo Co., Ltd. Class A	53,600	174,377
Bank of Shanghai Co., Ltd. Class A	77,000	89,512
Baoshan Iron & Steel Co., Ltd. Class A	143,600	98,661
Baozun, Inc. ADR (a)(c)	2,856	79,797
BBMG Corp. Class H (c)	280,000	70,082
Beibuwan Port Co., Ltd. Class A	42,200	53,999
BeiGene, Ltd. ADR (a)	5,555	683,876
Beijing BDStar Navigation Co., Ltd. Class A	16,300	57,559
Beijing Capital International Airport Co., Ltd. Class H	122,000	77,756
Beijing Capital Land, Ltd. Class H	722,000	158,356
Beijing Changjiu Logistics Corp. Class A	36,400	44,882
Beijing Dahao Technology Corp., Ltd. Class A	42,900	46,724
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,990,400	9,501
Beijing Enterprises Holdings, Ltd.	89,500	328,513
Beijing Enterprises Water Group, Ltd.	522,000	204,061
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	61,900	32,311

See accompanying notes to financial statements.
67

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Beijing Shiji Information Technology Co., Ltd. Class A	10,800	$ 44,125
Beijing SL Pharmaceutical Co., Ltd. Class A	27,000	45,519
Beijing Tiantan Biological Products Corp., Ltd. Class A	26,297	134,969
Berry Genomics Co., Ltd. Class A (a)	17,800	89,399
BEST, Inc. ADR (a)	15,222	81,438
Bestsun Energy Co., Ltd. Class A	59,000	44,865
Better Life Commercial Chain Share Co., Ltd. Class A	56,700	75,353
Biem.L.Fdlkk Garment Co., Ltd. Class A	13,800	39,366
Bilibili, Inc. ADR (a)	5,924	138,740
Bitauto Holdings, Ltd. ADR (a)	3,161	32,843
Blue Sail Medical Co., Ltd. Class A	30,700	70,641
BOE Technology Group Co., Ltd. Class A	165,200	86,467
BOE Technology Group Co., Ltd. Class B	172,400	61,167
Brilliance China Automotive Holdings, Ltd.	410,000	337,483
BTG Hotels Group Co., Ltd. Class A	21,400	40,607
BYD Co., Ltd. Class H (c)	107,800	563,277
BYD Electronic International Co., Ltd. (c)	91,500	152,758
CAR, Inc. (a)(c)	205,043	114,546
CCOOP Group Co., Ltd. Class A (a)	163,500	46,133
CCS Supply Chain Management Co., Ltd. Class A	67,300	55,734
CECEP Solar Energy Co., Ltd. Class A	118,400	53,953
CGN Nuclear Technology Development Co., Ltd. Class A	52,400	49,678
CGN Power Co., Ltd. Class H (b)	1,499,000	344,246
Chacha Food Co., Ltd. Class A	15,900	101,189
Changchun Faway Automobile Components Co., Ltd. Class A	30,900	44,422
Changjiang Securities Co., Ltd. Class A	53,400	48,140
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	35,700	60,741
Chengdu Hongqi Chain Co., Ltd. Class A	87,097	119,558
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	11,300	62,780
Chengtun Mining Group Co., Ltd. Class A	70,200	40,705
China Aerospace International Holdings, Ltd.	302,000	13,637
China Aerospace Times Electronics Co., Ltd. Class A (a)	77,100	69,288
China Aoyuan Group, Ltd.	179,000	209,694
Security Description	Shares	Value
China Avionics Systems Co., Ltd. Class A	31,397	$ 57,229
China Baoan Group Co., Ltd. Class A	86,100	71,424
China Bester Group Telecom Co., Ltd. Class A	12,600	36,796
China Biologic Products Holdings, Inc. (a)	2,372	256,010
China Building Material Test & Certification Group Co., Ltd. Class A	29,800	85,261
China Cinda Asset Management Co., Ltd. Class H	1,281,600	243,062
China CITIC Bank Corp., Ltd. Class H	1,549,341	765,585
China Coal Energy Co., Ltd. Class H	761,000	211,092
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Construction Co., Ltd. Class H	689,000	480,022
China Communications Services Corp., Ltd. Class H	148,000	107,693
China Conch Venture Holdings, Ltd.	172,600	770,486
China Construction Bank Corp. Class H	12,170,148	9,954,810
China Dili Group (a)(c)	231,600	54,681
China Dongxiang Group Co., Ltd.	550,000	47,543
China Eastern Airlines Corp., Ltd. Class H (a)(c)	214,000	73,166
China Education Group Holdings, Ltd.	61,000	84,997
China Everbright Bank Co., Ltd. Class A	298,830	152,193
China Everbright International, Ltd.	459,000	263,524
China Evergrande Group (c)	382,000	633,800
China Fangda Group Co., Ltd. Class B	141,250	44,466
China Film Co., Ltd. Class A	24,000	39,954
China Fortune Land Development Co., Ltd. Class A	14,200	41,850
China Galaxy Securities Co., Ltd. Class A	33,300	44,631
China Galaxy Securities Co., Ltd. Class H	399,100	193,605
China Great Wall Securities Co., Ltd. Class A	22,200	37,897
China Harmony New Energy Auto Holding, Ltd.	74,500	32,199
China Huiyuan Juice Group, Ltd. (a)(d)	157,000	20,458
China Index Holdings, Ltd. ADR (a)(c)	6,417	8,663
China International Capital Corp., Ltd. Class H (b)(c)	93,600	151,433

See accompanying notes to financial statements.
68

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China International Marine Containers Group Co., Ltd. Class H	114,800	$ 107,233
China International Travel Service Corp., Ltd. Class A	15,300	145,052
China Jinmao Holdings Group, Ltd.	528,000	341,968
China Kings Resources Group Co., Ltd. Class A	18,200	53,535
China Lesso Group Holdings, Ltd.	156,000	205,695
China Life Insurance Co., Ltd. Class H	1,065,708	2,087,170
China Lilang, Ltd.	95,000	54,910
China Literature, Ltd. (a)(b)	11,600	46,095
China Longyuan Power Group Corp., Ltd. Class H	563,000	309,432
China Machinery Engineering Corp. Class H	90,000	24,384
China Medical System Holdings, Ltd.	185,000	200,254
China Meheco Co., Ltd. Class A	28,400	60,260
China Mengniu Dairy Co., Ltd.	391,780	1,362,225
China Merchants Bank Co., Ltd. Class A	180,200	820,639
China Merchants Bank Co., Ltd. Class H	424,260	1,915,790
China Merchants Energy Shipping Co., Ltd. Class A	113,100	101,959
China Merchants Port Holdings Co., Ltd.	435,606	497,938
China Merchants Securities Co., Ltd. Class A	35,297	85,252
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	42,600	99,045
China Minsheng Banking Corp., Ltd. Class H	1,218,220	905,307
China Molybdenum Co., Ltd. Class H (c)	465,000	130,185
China National Accord Medicines Corp., Ltd. Class B	36,300	93,292
China National Building Material Co., Ltd. Class H	456,000	498,306
China National Medicines Corp., Ltd. Class A	17,400	69,421
China Oilfield Services, Ltd. Class H	180,557	139,537
China Overseas Land & Investment, Ltd.	541,084	1,678,911
China Overseas Property Holdings, Ltd.	282,361	265,935
China Pacific Insurance Group Co., Ltd. Class A	21,100	84,005
China Pacific Insurance Group Co., Ltd. Class H	339,600	1,027,445
China Petroleum & Chemical Corp. Class H	3,153,726	1,554,301
Security Description	Shares	Value
China Power International Development, Ltd.	309,000	$ 57,408
China Railway Construction Corp., Ltd. Class H	282,000	315,803
China Railway Group, Ltd. Class H	711,000	378,850
China Resources Beer Holdings Co., Ltd.	209,357	956,178
China Resources Gas Group, Ltd.	102,000	513,231
China Resources Medical Holdings Co., Ltd.	75,500	40,522
China Resources Power Holdings Co., Ltd.	368,437	405,947
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	12,300	48,327
China Science Publishing & Media, Ltd. Class A	31,300	41,243
China Shenhua Energy Co., Ltd. Class H	522,540	995,070
China Shipbuilding Industry Co., Ltd. Class A	130,400	77,450
China Silver Group, Ltd. (a)	82,000	6,030
China South City Holdings, Ltd.	436,000	42,189
China Southern Airlines Co., Ltd. Class H (c)	262,000	112,562
China Spacesat Co., Ltd. Class A	30,700	126,556
China State Construction Engineering Corp., Ltd. Class A	224,000	166,542
China Taiping Insurance Holdings Co., Ltd.	140,141	229,624
China Telecom Corp., Ltd. Class H	2,365,320	717,143
China Tower Corp., Ltd. Class H (b)	4,328,000	971,593
China TransInfo Technology Co., Ltd. Class A	33,100	95,263
China Travel International Investment Hong Kong, Ltd.	292,000	36,543
China Unicom Hong Kong, Ltd.	880,172	507,602
China Union Holdings, Ltd. Class A	89,700	42,647
China United Network Communications, Ltd. Class A	97,300	71,655
China Vanke Co., Ltd. Class A	69,600	251,861
China Vanke Co., Ltd. Class H	160,200	528,082
China Yangtze Power Co., Ltd. Class A	176,800	431,262
China Yongda Automobiles Services Holdings, Ltd.	111,500	91,060
China Yurun Food Group, Ltd. (a)(c)	181,659	15,234
China Zhenhua Group Science & Technology Co., Ltd. Class A	21,800	57,759
Chinasoft International, Ltd.	220,000	114,954
Chlitina Holding, Ltd.	35,000	199,643

See accompanying notes to financial statements.
69

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Chong Sing Holdings FinTech Group (a)	2,260,000	$ 3,499
Chongqing Brewery Co., Ltd. Class A	10,800	69,342
Chongqing Changan Automobile Co., Ltd. Class B	105,800	51,461
Chongqing Dima Industry Co., Ltd. Class A	109,600	43,140
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	19,500	45,420
Chongqing Gas Group Corp., Ltd. Class A	52,600	47,048
Chongqing Rural Commercial Bank Co., Ltd. Class H	226,000	92,722
Chongqing Zongshen Power Machinery Co., Ltd. Class A	63,000	49,062
Chow Tai Seng Jewellery Co., Ltd. Class A	17,588	45,458
CIFI Holdings Group Co., Ltd.	440,000	317,899
CITIC Resources Holdings, Ltd.	340,000	12,063
CITIC Securities Co., Ltd. Class A	52,500	164,132
CITIC Securities Co., Ltd. Class H	244,000	447,019
CITIC Telecom International Holdings, Ltd.	225,000	74,604
CITIC, Ltd.	692,000	724,060
CMST Development Co., Ltd. Class A	111,600	71,480
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	93,700	55,124
CNOOC, Ltd.	1,795,249	1,883,055
Cogobuy Group (a)(b)(c)	67,000	7,175
Colour Life Services Group Co., Ltd. (c)	93,000	38,396
Consun Pharmaceutical Group, Ltd.	198,400	89,846
COSCO SHIPPING Development Co., Ltd. Class H	1,398,339	146,132
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	283,215	152,370
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	180,600	104,719
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	24,500	6,764
COSCO SHIPPING Ports, Ltd.	39,239	18,934
Cosmo Lady China Holdings Co., Ltd. (b)	96,000	11,395
Country Garden Holdings Co., Ltd.	861,717	1,042,834
Country Garden Services Holdings Co., Ltd.	100,865	409,920
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	74,500	54,234
CRRC Corp., Ltd. Class H	580,000	294,830
CSC Financial Co., Ltd. Class A	19,300	84,490
CSG Holding Co., Ltd. Class B	178,250	49,214
CSPC Pharmaceutical Group, Ltd.	486,000	973,141
Security Description	Shares	Value
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	19,600	$ 38,989
CT Environmental Group, Ltd. (a)(d)	438,000	9,607
CTS International Logistics Corp., Ltd. Class A	51,600	40,402
CWT International, Ltd. (a)(d)	463,400	5,919
D&O Home Collection Co., Ltd. Class A	20,100	65,902
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	36,200	88,557
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	108,100	44,837
Datang International Power Generation Co., Ltd. Class H	418,000	56,086
Datong Coal Industry Co., Ltd. Class A (a)	167,000	82,932
Dazhong Transportation Group Co., Ltd. Class B	233,750	83,682
Dazzle Fashion Co., Ltd. Class A	16,987	50,351
Deppon Logistics Co., Ltd. Class A	27,100	39,685
DHC Software Co., Ltd. Class A	96,300	175,531
Digital China Group Co., Ltd. Class A	35,500	125,859
Digital China Information Service Co., Ltd. Class A	40,100	84,859
Dongfang Electric Corp., Ltd. Class H	12,200	6,028
Dongfeng Motor Group Co., Ltd. Class H	512,468	337,859
Double Medical Technology, Inc. Class A	13,900	131,917
Easysight Supply Chain Management Co., Ltd. Class A (a)	30,100	51,213
Ecovacs Robotics Co., Ltd. Class A	15,600	42,410
Everbright Securities Co., Ltd. Class A	31,900	49,550
Fanhua, Inc. ADR (c)	10,313	207,498
Far East Horizon, Ltd.	320,000	258,035
FAW CAR Co., Ltd. Class A	44,500	54,744
FIH Mobile, Ltd. (a)(c)	338,000	37,939
First Tractor Co., Ltd. Class H (a)	66,000	12,006
Flat Glass Group Co., Ltd. Class A	34,200	49,262
Focus Media Information Technology Co., Ltd. Class A	107,200	66,847
Foshan Gas Group Co., Ltd. Class A	22,500	42,123
Foshan Haitian Flavouring & Food Co., Ltd. Class A	18,800	331,988
Founder Securities Co., Ltd. Class A	54,100	54,801
Foxconn Industrial Internet Co., Ltd. Class A	27,000	50,319
Fufeng Group, Ltd.	125,000	43,060

See accompanying notes to financial statements.
70

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fujian Star-net Communication Co., Ltd. Class A	13,500	$ 69,898
Fujian Sunner Development Co., Ltd. Class A	14,200	47,379
Fuyao Glass Industry Group Co., Ltd. Class A	20,800	56,283
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	359,400	112,563
GCI Science & Technology Co., Ltd. Class A	30,796	61,303
GCL System Integration Technology Co., Ltd. Class A (a)	75,500	32,274
GDS Holdings, Ltd. ADR (a)	6,187	358,660
Geely Automobile Holdings, Ltd.	600,000	885,575
Gem-Year Industrial Co., Ltd. Class A (a)	62,300	53,263
Genimous Technology Co., Ltd. Class A	45,300	46,398
Genscript Biotech Corp. (a)(c)	78,000	126,396
Getein Biotech, Inc. Class A	18,900	85,005
GF Securities Co., Ltd. Class H	122,600	131,444
Giant Network Group Co., Ltd. Class A	20,800	48,741
Gigadevice Semiconductor Beijing, Inc. Class A	3,300	112,671
Global Top E-Commerce Co., Ltd. Class A	54,800	44,841
Glodon Co., Ltd. Class A	13,000	78,258
GoerTek, Inc. Class A	33,600	77,788
Golden Eagle Retail Group, Ltd.	104,000	101,975
Goldenmax International Technology, Ltd. Class A (a)	41,100	46,155
GOME Retail Holdings, Ltd. (a)(c)	1,757,322	163,242
Goodbaby International Holdings, Ltd. (a)	279,000	30,596
Grandblue Environment Co., Ltd. Class A	21,228	59,777
Great Wall Motor Co., Ltd. Class H	408,000	261,616
Greattown Holdings, Ltd. Class A	47,400	46,877
Gree Electric Appliances, Inc. of Zhuhai Class A	51,000	375,582
Gree Real Estate Co., Ltd. Class A (a)	79,600	46,604
Greentown China Holdings, Ltd.	116,000	105,510
Grinm Advanced Materials Co., Ltd. Class A	33,400	56,450
Guangdong Haid Group Co., Ltd. Class A	11,500	65,221
Guangdong Hongda Blasting Co., Ltd. Class A	26,000	82,788
Guangdong Hotata Technology Group Co., Ltd. Class A	24,900	42,049
Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	69,200	$ 48,911
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	44,600	116,908
Guangshen Railway Co., Ltd. Class H	74,500	15,859
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	19,500	86,493
Guangzhou Automobile Group Co., Ltd. Class H	414,844	416,937
Guangzhou Baiyun International Airport Co., Ltd. Class A	19,600	34,703
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	82,000	221,110
Guangzhou Haige Communications Group, Inc. Co. Class A	38,400	61,109
Guangzhou Holike Creative Home Co., Ltd. Class A	41,700	82,245
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	10,792	85,703
Guangzhou R&F Properties Co., Ltd. Class H	262,176	342,311
Guangzhou Restaurant Group Co., Ltd. Class A	11,600	45,332
Guizhou Panjiang Refined Coal Co., Ltd. Class A	131,184	98,644
Guizhou Space Appliance Co., Ltd. Class A	23,200	79,568
Guocheng Mining Co., Ltd. Class A (a)	51,900	131,577
Guomai Technologies, Inc. Class A	50,900	68,937
Guosen Securities Co., Ltd. Class A	41,200	64,518
Guotai Junan Securities Co., Ltd. Class A	41,000	94,168
Haidilao International Holding, Ltd. (b)(c)	88,000	342,876
Haier Smart Home Co., Ltd. Class A	39,800	80,855
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	15,000	56,206
Hainan Strait Shipping Co., Ltd. Class A	51,900	127,257
Haisco Pharmaceutical Group Co., Ltd. Class A	20,200	56,398
Haitian International Holdings, Ltd.	81,000	150,486
Haitong Securities Co., Ltd. Class A	27,700	50,177
Haitong Securities Co., Ltd. Class H	383,200	350,525
Hang Zhou Great Star Industrial Co., Ltd. Class A	56,800	74,925
Hangcha Group Co., Ltd. Class A	34,900	57,361

See accompanying notes to financial statements.
71

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	12,900	$ 74,107
Hangzhou Hangyang Co., Ltd. Class A	27,800	46,201
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	77,300	304,262
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	212,894	78,091
Hangzhou Robam Appliances Co., Ltd. Class A	16,200	64,999
Hangzhou Silan Microelectronics Co., Ltd. Class A	21,700	44,238
Han's Laser Technology Industry Group Co., Ltd. Class A	10,800	42,952
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	40,000	135,726
Harbin Boshi Automation Co., Ltd. Class A	42,189	54,044
Health & Happiness H&H International Holdings, Ltd.	27,500	101,649
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,500	66,519
Henan Lingrui Pharmaceutical Co. Class A	44,800	52,459
Henan Shuanghui Investment & Development Co., Ltd. Class A	24,300	134,730
Hengan International Group Co., Ltd.	100,500	756,580
Hengdian Entertainment Co., Ltd. Class A	25,000	47,932
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	55,200	77,798
Hengli Petrochemical Co., Ltd. Class A	33,200	58,454
Hexing Electrical Co., Ltd. Class A	21,400	42,539
Hisense Home Appliances Group Co., Ltd. Class A	51,600	69,012
Hua Hong Semiconductor, Ltd. (b)(c)	35,000	64,122
Huadian Fuxin Energy Corp., Ltd. Class H	232,000	38,313
Huadian Power International Corp., Ltd. Class H	258,000	76,892
Huadong Medicine Co., Ltd. Class A	20,900	51,452
Hualan Biological Engineering, Inc. Class A	19,496	131,803
Huaneng Power International, Inc. Class H	694,472	260,733
Huangshan Tourism Development Co., Ltd. Class B	55,700	40,605
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	134,200	163,456
Huatai Securities Co., Ltd. Class A	73,000	177,448
Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (b)	81,400	$ 120,983
Huaxin Cement Co., Ltd. Class B	32,500	49,790
Huayu Automotive Systems Co., Ltd. Class A	19,600	59,562
Huazhu Group, Ltd. ADR (c)	17,849	512,802
Hubei Biocause Pharmaceutical Co., Ltd. Class A	53,500	44,683
Hubei Fuxing Science And Technology Co., Ltd. Class A	262,900	190,642
Huizhou Desay Sv Automotive Co., Ltd. Class A	15,700	67,534
Hunan Aihua Group Co., Ltd. Class A	19,000	60,714
Hundsun Technologies, Inc. Class A	10,800	133,930
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	68,700	70,947
HUYA, Inc. ADR (a)	6,028	102,175
HY Energy Group Co., Ltd. Class A	81,100	84,667
Hytera Communications Corp., Ltd. Class A	35,200	28,952
Iflytek Co., Ltd. Class A	16,400	79,730
IKD Co., Ltd. Class A	34,900	46,529
Industrial & Commercial Bank of China, Ltd. Class A	497,100	361,173
Industrial & Commercial Bank of China, Ltd. Class H	8,812,138	6,037,035
Industrial Bank Co., Ltd. Class A	148,900	334,217
INESA Intelligent Tech, Inc. Class B	588,400	339,507
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	30,900	130,170
Inner Mongolia Yitai Coal Co., Ltd. Class B	237,381	155,010
Innovent Biologics, Inc. (a)(b)	73,500	310,087
iQIYI, Inc. ADR (a)(c)	24,457	435,335
IReader Technology Co., Ltd. Class A	25,000	68,177
Jack Sewing Machine Co., Ltd. Class A	17,500	42,539
Jason Furniture Hangzhou Co., Ltd. Class A	11,100	54,997
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	36,600	50,706
JD.com, Inc. ADR (a)	109,538	4,436,289
Jiajiayue Group Co., Ltd. Class A	21,500	97,973
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	357,000	79,074
Jiangsu Etern Co., Ltd. Class A	87,800	56,608
Jiangsu Expressway Co., Ltd. Class H	420,299	469,053
Jiangsu Flowers King Horticulture Co., Ltd. Class A	50,400	42,947

See accompanying notes to financial statements.
72

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Guotai International Group Co., Ltd. Class A	151,900	$ 123,865
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,996	95,406
Jiangsu Hengrui Medicine Co., Ltd. Class A	37,400	485,585
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	36,500	69,208
Jiangsu King's Luck Brewery JSC, Ltd. Class A	13,400	53,217
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	67,900	63,319
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,800	127,789
Jiangsu Yangnong Chemical Co., Ltd. Class A	10,800	102,710
Jiangsu Yoke Technology Co., Ltd. Class A	20,100	87,935
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	21,697	111,053
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	46,900	51,279
Jiangxi Copper Co., Ltd. Class H	309,578	285,977
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	29,900	53,614
Jiangxi Zhengbang Technology Co., Ltd. Class A	21,500	57,813
Jiayou International Logistics Co., Ltd. Class A	17,480	66,954
Jinke Properties Group Co., Ltd. Class A	96,200	108,032
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,959	58,791
Jinneng Science&Technology Co., Ltd. Class A	33,600	44,796
Jinyu Bio-Technology Co., Ltd. Class A	21,700	65,270
Jizhong Energy Resources Co., Ltd. Class A	189,500	80,738
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	41,200	66,611
Joinn Laboratories China Co., Ltd. Class A	10,800	110,465
Jointown Pharmaceutical Group Co., Ltd. Class A	28,000	67,154
Joy City Property, Ltd.	504,000	39,665
Joyoung Co., Ltd. Class A	30,200	119,936
JOYY, Inc. ADR (a)	4,373	232,906
Juewei Food Co., Ltd. Class A	10,800	78,849
Jumei International Holding, Ltd. ADR (a)(c)	304	5,618
Kama Co., Ltd. Class B (a)	252,049	95,527
Kangda International Environmental Co., Ltd. (a)(b)	225,000	21,481
Keda Clean Energy Co., Ltd. Class A (a)	89,500	52,527
Security Description	Shares	Value
KingClean Electric Co., Ltd. Class A	18,800	$ 54,107
Kingdee International Software Group Co., Ltd.	264,000	352,186
Kingsoft Corp., Ltd. (a)	115,000	375,376
Konka Group Co., Ltd. Class B	404,900	148,881
KTK Group Co., Ltd. Class A	34,758	44,770
Kuang-Chi Technologies Co., Ltd. Class A (a)	41,900	43,270
Kunlun Energy Co., Ltd.	476,000	278,197
Kunshan Kersen Science & Technology Co., Ltd. Class A	48,400	62,615
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	17,100	56,114
Kweichow Moutai Co., Ltd. Class A	10,800	1,692,785
KWG Group Holdings, Ltd.	194,951	277,176
Lao Feng Xiang Co., Ltd. Class B	66,379	182,409
Launch Tech Co., Ltd. Class H	29,100	8,635
Lenovo Group, Ltd.	845,703	453,899
LexinFintech Holdings, Ltd. ADR (a)(c)	8,185	72,601
Leyou Technologies Holdings, Ltd. (a)	260,800	76,380
Li Ning Co., Ltd.	259,374	757,953
Lifetech Scientific Corp. (a)	290,000	66,225
Lingyi iTech Guangdong Co. Class A (a)	47,600	55,200
Lionco Pharmaceutical Group Co., Ltd. Class A	68,700	97,212
Livzon Pharmaceutical Group, Inc. Class H	46,297	170,532
Longfor Group Holdings, Ltd. (b)	145,500	708,643
LONGi Green Energy Technology Co., Ltd. Class A	41,700	146,134
Luckin Coffee, Inc. ADR (a)(c)	3,222	87,606
Luenmei Quantum Co., Ltd. Class A	37,800	74,446
Luolai Lifestyle Technology Co., Ltd. Class A	42,600	53,549
Luthai Textile Co., Ltd. Class B	53,600	38,449
Luxshare Precision Industry Co., Ltd. Class A	51,700	278,332
Luye Pharma Group, Ltd. (b)	229,000	111,680
Luzhou Laojiao Co., Ltd. Class A	12,100	125,725
Maanshan Iron & Steel Co., Ltd. Class A	258,300	91,831
Maoye Commericial Co., Ltd. Class A	80,400	48,320
Markor International Home Furnishings Co., Ltd. Class A	96,700	56,207
Mayinglong Pharmaceutical Group Co., Ltd. Class A	22,200	46,948
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	49,900	83,141
Meituan Dianping Class B (a)	401,300	4,848,694
Metallurgical Corp. of China, Ltd. Class H	494,000	86,679

See accompanying notes to financial statements.
73

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	11,500	$ 81,283
Minth Group, Ltd.	94,000	201,561
MLS Co., Ltd. Class A	35,600	56,954
Momo, Inc. ADR	16,139	350,055
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	21,900	41,463
Muyuan Foodstuff Co., Ltd. Class A	18,300	315,516
NanJi E-Commerce Co., Ltd. Class A (a)	42,200	69,061
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	11,248	80,105
Nanjing Well Pharmaceutical Co., Ltd. Class A	10,975	47,457
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	30,300	35,908
NARI Technology Co., Ltd. Class A	39,200	109,224
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	—
NavInfo Co., Ltd. Class A	29,300	58,160
NetEase, Inc. ADR	11,283	3,621,392
New China Life Insurance Co., Ltd. Class A	10,800	60,642
New China Life Insurance Co., Ltd. Class H	90,500	281,977
New Hope Liuhe Co., Ltd. Class A	35,700	158,298
New Oriental Education & Technology Group, Inc. ADR (a)	16,855	1,824,385
Newland Digital Technology Co., Ltd. Class A	21,299	47,507
Ningbo Huaxiang Electronic Co., Ltd. Class A	26,500	61,837
Ningbo Jifeng Auto Parts Co., Ltd. Class A	43,500	50,384
Ningbo Tuopu Group Co., Ltd. Class A	33,400	76,618
Ningbo Xusheng Auto Technology Co., Ltd. Class A	14,100	73,343
NIO, Inc. ADR (a)(c)	85,645	238,093
Noah Holdings, Ltd. ADR (a)(c)	3,090	79,907
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	47,859	50,302
Offcn Education Technology Co., Ltd. Class A	29,300	94,123
Offshore Oil Engineering Co., Ltd. Class A	26,400	18,213
Oppein Home Group, Inc. Class A	10,800	144,092
Orient Securities Co., Ltd. Class A	36,600	47,091
PCI-Suntek Technology Co., Ltd. Class A	54,590	68,544
People's Insurance Co. Group of China, Ltd. Class A	41,700	37,063
Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	639,000	$ 211,052
Perfect World Co., Ltd. Class A	13,100	87,879
PetroChina Co., Ltd. Class H	2,687,208	984,617
PICC Property & Casualty Co., Ltd. Class H	966,433	935,149
Pinduoduo, Inc. ADR (a)	40,706	1,466,637
Ping An Bank Co., Ltd. Class A	168,600	304,461
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	21,400	199,618
Ping An Insurance Group Co. of China, Ltd. Class A	81,100	791,412
Ping An Insurance Group Co. of China, Ltd. Class H	604,228	5,936,338
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (a)	134,600	78,995
Poly Culture Group Corp., Ltd. Class H	31,600	18,020
Poly Developments and Holdings Group Co., Ltd. Class A	69,600	146,011
Poly Property Group Co., Ltd.	318,000	107,902
Postal Savings Bank of China Co., Ltd. Class H (b)	490,000	298,391
Qianhe Condiment and Food Co., Ltd. Class A	18,000	65,898
Qingdao East Steel Tower Stock Co., Ltd. Class A	60,900	60,830
Qingdao Topscomm Communication, Inc. Class A	16,200	34,031
Qudian, Inc. ADR (a)(c)	15,101	27,182
Rainbow Department Store Co., Ltd. Class A	31,700	39,758
Raisecom Technology Co., Ltd. Class A	26,400	47,115
SAIC Motor Corp., Ltd. Class A	42,700	123,494
Sailun Group Co., Ltd. Class A	89,300	47,370
Sanan Optoelectronics Co., Ltd. Class A	34,500	93,208
Sany Heavy Industry Co., Ltd. Class A	57,300	139,851
SDIC Capital Co., Ltd. Class A	31,398	54,263
Seazen Group, Ltd. (a)(c)	174,000	157,143
Seazen Holdings Co., Ltd. Class A	18,100	79,849
Semiconductor Manufacturing International Corp. (a)(c)	384,383	605,023
SF Holding Co., Ltd. Class A	15,700	104,634
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	60,600	49,587
Shaanxi Coal Industry Co., Ltd. Class A	80,800	85,266
Shandong Airlines Co., Ltd. Class B	79,600	68,705
Shandong Chenming Paper Holdings, Ltd. Class H	77,350	27,743
Shandong Gold Mining Co., Ltd. Class A	34,700	168,110

See accompanying notes to financial statements.
74

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	20,100	$ 47,952
Shandong Linglong Tyre Co., Ltd. Class A	19,200	53,552
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	152,300	66,823
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	252,000	318,621
Shandong Xinchao Energy Corp., Ltd. Class A (a)	242,300	60,163
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	70,400	121,468
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	25,160	67,477
Shang Gong Group Co., Ltd. Class B (a)	189,900	77,289
Shanghai AtHub Co., Ltd. Class A	21,700	148,081
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	20,000	95,849
Shanghai Baosight Software Co., Ltd. Class A	10,900	61,126
Shanghai Baosight Software Co., Ltd. Class B	55,760	112,914
Shanghai Belling Co., Ltd. Class A	23,400	54,009
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	141,200	70,600
Shanghai Daimay Automotive Interior Co., Ltd. Class A	15,100	55,345
Shanghai Diesel Engine Co., Ltd. Class B	259,900	99,542
Shanghai East China Computer Co., Ltd. Class A	16,600	51,148
Shanghai Electric Group Co., Ltd. Class H	518,418	137,114
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	21,300	41,469
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	14,500	67,220
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	43,000	141,467
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	215,000	129,540
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	238,000	85,442
Shanghai Haixin Group Co. Class B	240,313	85,551
Shanghai Highly Group Co., Ltd. Class B	164,400	106,367
Shanghai Industrial Urban Development Group, Ltd.	49,000	4,678
Shanghai International Airport Co., Ltd. Class A	15,300	131,259
Shanghai International Port Group Co., Ltd. Class A	135,200	85,451
Security Description	Shares	Value
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	147,596	$ 99,627
Shanghai Jinjiang International Travel Co., Ltd. Class B	64,774	83,235
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	27,400	47,353
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	45,100	36,892
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	352,200	145,106
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	213,464	172,052
Shanghai M&G Stationery, Inc. Class A	10,796	70,519
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	60,484	66,532
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	20,600	56,701
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	78,900	134,165
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	128,400	48,792
Shanghai Pudong Development Bank Co., Ltd. Class A	189,100	270,783
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,800	91,420
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	51,000	55,978
Shanghai Runda Medical Technology Co., Ltd. Class A	35,600	50,124
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	78,300	73,524
Shanghai Wanye Enterprises Co., Ltd. Class A	33,400	86,231
Shanghai Weaver Network Co., Ltd. Class A	10,800	114,244
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	20,800	46,599
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	23,200	39,702
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	148,700	42,974
Shanxi Blue Flame Holding Co., Ltd. Class A	44,600	55,686
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	57,200	42,124
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	49,200	40,467
Shanxi Meijin Energy Co., Ltd. Class A (a)	43,500	40,381

See accompanying notes to financial statements.
75

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,900	$ 138,676
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	63,100	43,175
Shengda Mining Co., Ltd. Class A (a)	24,700	39,133
Shengyi Technology Co., Ltd. Class A	26,700	99,708
Shenzhen Agricultural Products Group Co., Ltd. Class A	92,300	94,277
Shenzhen Aisidi Co., Ltd. Class A	66,400	54,239
Shenzhen Danbond Technology Co., Ltd. Class A	27,500	38,176
Shenzhen Das Intellitech Co., Ltd. Class A (a)	147,583	70,791
Shenzhen Ellassay Fashion Co., Ltd. Class A	28,580	44,554
Shenzhen Expressway Co., Ltd. Class H	29,000	29,558
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	49,800	76,511
Shenzhen Fenda Technology Co., Ltd. Class A (a)	84,500	39,936
Shenzhen Gas Corp., Ltd. Class A	58,500	60,743
Shenzhen Gongjin Electronics Co., Ltd. Class A	30,800	57,357
Shenzhen Goodix Technology Co., Ltd. Class A	6,200	228,102
Shenzhen H&T Intelligent Control Co., Ltd. Class A	29,600	50,571
Shenzhen Heungkong Holding Co., Ltd. Class A	157,500	45,107
Shenzhen Huaqiang Industry Co., Ltd. Class A	24,500	41,235
Shenzhen Investment, Ltd.	382,866	119,539
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	15,800	37,426
Shenzhen Kinwong Electronic Co., Ltd. Class A	10,800	66,660
Shenzhen Megmeet Electrical Co., Ltd. Class A	18,000	57,163
Shenzhen MTC Co., Ltd. Class A (a)	172,200	99,848
Shenzhen Nanshan Power Co., Ltd. Class B (a)	168,500	81,740
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	110,793	71,432
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	115,900	43,167
Shenzhen SDG Information Co., Ltd. Class A	29,000	37,354
Shenzhen SEG Co., Ltd. Class B	143,900	41,030
Shenzhen Sunlord Electronics Co., Ltd. Class A	16,100	45,905
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	18,000	41,977
Security Description	Shares	Value
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	62,700	$ 39,186
Shenzhen Zhenye Group Co., Ltd. Class A	73,200	46,265
Shenzhou International Group Holdings, Ltd.	61,200	650,619
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	66,900	81,924
Shinva Medical Instrument Co., Ltd. Class A	29,900	73,018
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	14,100	41,157
Silergy Corp.	11,000	360,101
SINA Corp. (a)	12,389	394,466
Sinochem International Corp. Class A	118,400	85,524
Sinoma Science & Technology Co., Ltd. Class A	35,900	57,536
Sino-Ocean Group Holding, Ltd.	973,711	247,482
Sinopec Oilfield Service Corp. Class A (a)	152,700	44,594
Sinopec Oilfield Service Corp. Class H (a)	6,000	457
Sinopec Shanghai Petrochemical Co., Ltd. Class H	704,878	174,608
Sinopharm Group Co., Ltd. Class H	138,400	311,408
Sinotrans, Ltd. Class H	271,000	66,781
Sinotruk Hong Kong, Ltd.	39,500	65,741
SITC International Holdings Co., Ltd.	222,000	207,653
Skshu Paint Co., Ltd. Class A	10,706	134,244
Skyworth Digital Co., Ltd. Class A	42,200	69,121
Sohu.com, Ltd. ADR (a)	4,960	30,901
SooChow Securities Co., Ltd. Class A	49,790	55,633
Spring Airlines Co., Ltd. Class A	10,800	49,184
Square Technology Group Co., Ltd. Class A	25,800	42,732
STO Express Co., Ltd. Class A	21,694	53,468
Suli Co., Ltd. Class A	36,100	100,077
Sunac China Holdings, Ltd.	283,000	1,310,777
Suning Universal Co., Ltd. Class A	101,600	43,574
Sunny Optical Technology Group Co., Ltd.	80,300	1,081,593
Sunward Intelligent Equipment Co., Ltd. Class A	91,500	72,805
Suofeiya Home Collection Co., Ltd. Class A	20,700	52,508
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	17,400	50,593
Suzhou Keda Technology Co., Ltd. Class A	30,593	45,664

See accompanying notes to financial statements.
76

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Taiji Computer Corp., Ltd. Class A	13,800	$ 71,412
TAL Education Group ADR (a)	46,295	2,465,672
TCL Electronics Holdings, Ltd.	156,000	65,412
Tencent Holdings, Ltd.	654,070	32,083,682
Tian Ge Interactive Holdings, Ltd. (a)(b)	83,000	18,097
Tianfeng Securities Co., Ltd. Class A	51,610	37,279
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	34,000	68,545
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	42,345	23,925
Tianma Microelectronics Co., Ltd. Class A	26,000	48,895
Tianneng Power International, Ltd. (c)	110,000	81,887
Tianshui Huatian Technology Co., Ltd. Class A	65,000	90,418
Times China Holdings, Ltd.	53,000	88,756
Tingyi Cayman Islands Holding Corp.	354,383	579,749
Tong Ren Tang Technologies Co., Ltd. Class H	158,000	125,978
Tongcheng-Elong Holdings, Ltd. (a)	61,200	86,065
TongFu Microelectronics Co., Ltd. Class A	36,700	97,339
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	20,500	30,686
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	49,400	38,889
Tongwei Co., Ltd. Class A	39,400	64,535
Tongyu Communication, Inc. Class A	13,892	52,917
Topchoice Medical Corp. Class A (a)	10,800	164,220
TravelSky Technology, Ltd. Class H	114,000	201,205
Trip.com Group, Ltd. ADR (a)	45,561	1,068,405
Tsingtao Brewery Co., Ltd. Class H	84,000	428,621
UE Furniture Co., Ltd. Class A	43,597	86,232
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,800	76,031
Uni-President China Holdings, Ltd.	221,000	214,416
Unisplendour Corp., Ltd. Class A	17,200	85,706
Universal Scientific Industrial Shanghai Co., Ltd. Class A	24,700	55,336
Valiant Co., Ltd. Class A	30,100	53,803
Vatti Corp., Ltd. Class A	35,800	56,113
Venustech Group, Inc. Class A	14,800	77,255
Vipshop Holdings, Ltd. ADR (a)	45,565	709,903
Visionox Technology, Inc. Class A (a)	34,100	54,266
Security Description	Shares	Value
Visual China Group Co., Ltd. Class A	24,300	$ 53,206
Wangneng Environment Co., Ltd. Class A	24,000	44,254
Wanhua Chemical Group Co., Ltd. Class A	20,900	121,628
Want Want China Holdings, Ltd.	1,212,000	878,793
Wasu Media Holding Co., Ltd. Class A	37,700	49,623
Weibo Corp. ADR (a)(c)	4,739	156,908
Weichai Power Co., Ltd. Class A	144,100	243,142
Weichai Power Co., Ltd. Class H	60,000	96,608
Weimob, Inc. (a)(b)(c)	118,000	74,750
West China Cement, Ltd.	454,000	70,874
Westone Information Industry, Inc. Class A	12,300	39,009
WG Tech JiangXi Co., Ltd. Class A	11,100	48,170
Will Semiconductor, Ltd. Class A	6,600	145,162
Wuhan Guide Infrared Co., Ltd. Class A	23,500	111,894
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	27,700	127,632
Wuliangye Yibin Co., Ltd. Class A	33,100	537,953
WUS Printed Circuit Kunshan Co., Ltd. Class A	23,100	77,172
WuXi AppTec Co., Ltd. Class A	19,600	250,219
Wuxi Biologics Cayman, Inc. (a)(b)	52,000	674,244
Wuxi Shangji Automation Co., Ltd. Class A	14,100	71,811
Wuxi Taiji Industry Co., Ltd. Class A	48,900	68,229
Xiamen Faratronic Co., Ltd. Class A	10,800	67,056
Xiamen Goldenhome Co., Ltd. Class A	10,800	88,448
Xiamen International Port Co., Ltd. Class H	136,000	11,756
Xiamen Intretech, Inc. Class A	10,800	69,174
Xiamen ITG Group Corp., Ltd. Class A	49,200	44,493
Xiamen Kingdomway Group Co. Class A	26,600	82,747
Xiangpiaopiao Food Co., Ltd. Class A	11,600	45,872
Xiaomi Corp. Class B (a)(b)(c)	1,355,000	1,825,104
Xilinmen Furniture Co., Ltd. Class A (a)	32,100	54,616
Xinhuanet Co., Ltd. Class A	16,600	51,546
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	36,600	49,053
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	36,259	31,577
Xinjiang Torch Gas Co., Ltd. Class A (a)	19,100	33,279

See accompanying notes to financial statements.
77

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Xinjiang Xintai Natural Gas Co., Ltd. Class A	15,400	$ 82,429
Xinyi Solar Holdings, Ltd.	326,497	184,923
Yangzijiang Shipbuilding Holdings, Ltd.	357,800	208,571
Yantai Changyu Pioneer Wine Co., Ltd. Class B	35,453	56,124
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	49,100	93,653
Yantai Eddie Precision Machinery Co., Ltd. Class A	14,700	73,000
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,700	33,376
Yanzhou Coal Mining Co., Ltd. Class H	278,882	218,762
YGSOFT, Inc. Class A	39,800	72,489
Yifan Pharmaceutical Co., Ltd. Class A	29,300	67,378
Yifeng Pharmacy Chain Co., Ltd. Class A	10,900	143,166
Yihai International Holding, Ltd.	34,000	257,493
Yixintang Pharmaceutical Group Co., Ltd. Class A	15,900	58,008
Yonghui Superstores Co., Ltd. Class A	66,800	96,503
Yonyou Network Technology Co., Ltd. Class A	23,400	133,569
YTO Express Group Co., Ltd. Class A	32,700	53,376
Yum China Holdings, Inc.	45,747	1,950,195
Yunda Holding Co., Ltd. Class A	22,100	96,061
Yunnan Energy New Material Co., Ltd.	12,000	71,951
Zai Lab, Ltd. ADR (a)	4,381	225,534
Zhaojin Mining Industry Co., Ltd. Class H	89,500	89,836
Zhejiang Century Huatong Group Co., Ltd. Class A	40,800	71,087
Zhejiang Crystal-Optech Co., Ltd. Class A	26,800	50,286
Zhejiang Dahua Technology Co., Ltd. Class A	24,700	56,347
Zhejiang Dingli Machinery Co., Ltd. Class A	10,800	87,458
Zhejiang Expressway Co., Ltd. Class H	266,000	185,320
Zhejiang Hangmin Co., Ltd. Class A	86,994	68,975
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	50,800	44,076
Zhejiang Huafeng Spandex Co., Ltd. Class A	74,500	49,399
Zhejiang Jianfeng Group Co., Ltd. Class A	26,200	52,118
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	11,000	61,842
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	11,300	57,056
Security Description	Shares	Value
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	28,800	$ 41,931
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	49,100	51,329
Zhejiang Longsheng Group Co., Ltd. Class A	24,500	41,166
Zhejiang Medicine Co., Ltd. Class A	30,500	80,680
Zhejiang Meida Industrial Co., Ltd. Class A	47,200	76,645
Zhejiang NHU Co., Ltd. Class A	17,300	66,630
Zhejiang Rongsheng Environmental Protection Paper Co., Ltd. Class A	26,200	59,251
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	29,500	66,881
Zhejiang Satellite Petrochemical Co., Ltd. Class A	27,600	50,775
Zhejiang Semir Garment Co., Ltd. Class A	31,500	31,641
Zhejiang Shibao Co., Ltd. Class A (a)	69,400	42,884
Zhejiang Supor Co., Ltd. Class A	10,790	105,233
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	47,900	94,338
Zhejiang Yasha Decoration Co., Ltd. Class A	94,300	92,195
Zhejiang Yongtai Technology Co., Ltd. Class A	46,207	75,554
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	58,000	21,701
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	27,700	91,489
Zhongsheng Group Holdings, Ltd.	62,000	216,775
Zhongtian Financial Group Co., Ltd. Class A	104,200	45,719
Zhuzhou CRRC Times Electric Co., Ltd. Class H	92,800	274,776
Zijin Mining Group Co., Ltd. Class H	1,172,685	441,786
ZJBC Information Technology Co., Ltd. Class A	51,700	65,353
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	118,700	95,286
ZTE Corp. Class A (a)	11,300	68,232
ZTE Corp. Class H (a)(c)	117,640	365,021
ZTO Express Cayman, Inc. ADR (a)	41,337	1,094,604
		239,287,245
HONG KONG — 3.4%
Alibaba Pictures Group, Ltd. (a)	1,430,107	184,508
Beijing Enterprises Medical & Health Group, Ltd. (a)	386,500	7,380
Bosideng International Holdings, Ltd.	226,000	53,067

See accompanying notes to financial statements.
78

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Central Wealth Group Holdings, Ltd. (a)	266,000	$ 1,030
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Everbright, Ltd.	132,000	194,826
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	176,000	4,065
China Gas Holdings, Ltd.	299,400	1,042,950
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	4,645
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Mobile, Ltd.	647,136	4,813,298
China Resources Cement Holdings, Ltd.	70,000	83,539
China Resources Land, Ltd.	388,767	1,605,045
China State Construction International Holdings, Ltd.	288,750	213,836
Citychamp Watch & Jewellery Group, Ltd. (a)	520,000	110,697
Comba Telecom Systems Holdings, Ltd. (c)	401,847	161,239
CP Pokphand Co., Ltd.	968,000	76,182
Dawnrays Pharmaceutical Holdings, Ltd.	242,000	35,905
Digital China Holdings, Ltd.	163,000	73,815
Fullshare Holdings, Ltd. (a)(c)	683,600	10,583
GCL-Poly Energy Holdings, Ltd. (a)	996,000	31,997
Guangdong Investment, Ltd.	404,000	778,717
Guotai Junan International Holdings, Ltd. (c)	292,000	38,426
Haier Electronics Group Co., Ltd.	165,000	439,594
Hi Sun Technology China, Ltd. (a)	306,000	35,531
Huabao International Holdings, Ltd.	18,000	6,549
Imperial Pacific International Holdings, Ltd. (a)(c)	7,596,300	42,142
Kingboard Holdings, Ltd.	115,700	271,080
Lee & Man Paper Manufacturing, Ltd.	255,000	154,627
NetDragon Websoft Holdings, Ltd.	63,500	153,202
Nine Dragons Paper Holdings, Ltd.	208,000	189,728
Shanghai Industrial Holdings, Ltd.	54,000	81,652
Shimao Property Holdings, Ltd.	178,500	628,708
Sino Biopharmaceutical, Ltd.	846,000	1,115,499
Skyworth Group, Ltd. (a)	296,243	63,064
SSY Group, Ltd.	388,691	303,896
Sun Art Retail Group, Ltd.	269,500	399,857
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	7,390
Tibet Water Resources, Ltd. (a)	373,000	14,678
United Energy Group, Ltd.	342,000	66,186
United Laboratories International Holdings, Ltd. (c)	120,000	96,763
Security Description	Shares	Value
Vinda International Holdings, Ltd.	49,000	$ 118,851
Wasion Holdings, Ltd.	80,000	27,455
WH Group, Ltd. (b)	1,059,500	991,030
Xinyi Glass Holdings, Ltd.	386,000	443,226
		15,176,458
INDIA — 14.0%
Adani Green Energy, Ltd. (a)	38,731	78,459
Adani Ports & Special Economic Zone, Ltd.	121,877	404,854
Adani Power, Ltd. (a)	90,842	33,322
Adani Transmission, Ltd. (a)	22,190	55,452
AIA Engineering, Ltd.	10,865	200,098
Ajanta Pharma, Ltd.	4,197	75,800
Alembic Pharmaceuticals, Ltd.	12,653	89,356
Apollo Hospitals Enterprise, Ltd.	27,239	410,127
Apollo Tyres, Ltd.	62,996	66,118
Arvind Fashions, Ltd. (a)	6,702	12,983
Arvind, Ltd.	31,511	8,185
Ashok Leyland, Ltd.	60,443	34,396
Asian Paints, Ltd.	34,617	762,568
AstraZeneca Pharma India, Ltd.	10,350	328,876
Aurobindo Pharma, Ltd.	45,296	247,373
Avenue Supermarts, Ltd. (a)(b)	4,328	125,147
Axis Bank, Ltd.	216,985	1,087,058
Bajaj Auto, Ltd.	7,982	213,379
Bajaj Finance, Ltd.	21,642	633,887
Bajaj Finserv, Ltd.	3,689	223,882
Balkrishna Industries, Ltd.	5,519	57,753
Bandhan Bank, Ltd. (b)	22,293	60,041
Bank of Baroda (a)	54,462	38,551
BEML, Ltd.	8,791	52,484
Bharat Electronics, Ltd.	130,763	128,687
Bharat Forge, Ltd.	35,187	109,280
Bharat Heavy Electricals, Ltd.	306,073	84,154
Bharat Petroleum Corp., Ltd.	74,165	310,674
Bharti Airtel, Ltd. (a)	273,416	1,593,485
Bharti Infratel, Ltd.	91,677	193,894
Biocon, Ltd.	169,833	607,370
Birlasoft, Ltd. (a)	67,022	54,042
Bosch, Ltd.	954	118,483
Britannia Industries, Ltd.	6,074	215,894
Cadila Healthcare, Ltd.	32,938	116,359
Central Bank of India (a)	78,225	12,667
CG Power and Industrial Solutions, Ltd. (a)	98,385	6,568
Cipla, Ltd.	115,131	643,521
Coal India, Ltd.	175,467	324,835
Crompton Greaves Consumer Electricals, Ltd.	34,510	95,249
Dabur India, Ltd.	43,964	261,542
DCB Bank, Ltd.	90,463	113,361
Divi's Laboratories, Ltd.	11,588	304,676
DLF, Ltd.	84,742	153,967
Dr Lal PathLabs, Ltd. (b)	10,117	187,452
Dr Reddy's Laboratories, Ltd.	13,655	563,293
Edelweiss Financial Services, Ltd.	30,198	15,328

See accompanying notes to financial statements.
79

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Eicher Motors, Ltd.	1,283	$ 222,099
Emami, Ltd.	14,302	32,129
Escorts, Ltd.	45,979	402,712
Federal Bank, Ltd.	208,412	113,089
Fortis Healthcare, Ltd. (a)	57,802	96,386
GAIL India, Ltd.	211,471	213,983
Gateway Distriparks, Ltd.	46,161	57,784
Gillette India, Ltd.	1,173	84,816
Glenmark Pharmaceuticals, Ltd.	23,781	64,709
Godrej Consumer Products, Ltd.	61,805	425,520
Godrej Industries, Ltd.	23,085	86,403
Granules India, Ltd.	77,540	147,236
Grasim Industries, Ltd.	18,618	117,170
Gujarat Mineral Development Corp., Ltd.	57,990	24,184
Gujarat Pipavav Port, Ltd.	49,672	39,560
Havells India, Ltd.	44,233	280,917
HCL Technologies, Ltd.	126,376	729,010
HDFC Bank, Ltd.	447,583	5,099,345
HDFC Life Insurance Co., Ltd. (b)	43,550	254,071
HEG, Ltd.	2,343	14,990
Hero MotoCorp, Ltd.	15,568	328,528
Hindalco Industries, Ltd.	148,912	188,376
Hindustan Petroleum Corp., Ltd.	66,772	167,788
Hindustan Unilever, Ltd.	110,285	3,350,772
Hindustan Zinc, Ltd. (a)	194,614	399,769
Housing Development Finance Corp., Ltd.	225,224	4,861,959
ICICI Bank, Ltd. ADR	259,302	2,204,067
ICICI Bank, Ltd.	581	2,486
ICICI Prudential Life Insurance Co., Ltd. (b)	14,272	67,105
IDFC First Bank, Ltd. (a)	130,856	36,497
IDFC, Ltd.	192,420	37,771
India Cements, Ltd.	44,249	61,912
Indiabulls Housing Finance, Ltd.	51,679	66,092
Indiabulls Real Estate, Ltd. (a)	37,909	20,470
Indiabulls Ventures, Ltd.	15,116	21,520
Indian Hotels Co., Ltd.	390,759	387,395
Indian Oil Corp., Ltd.	280,184	302,401
IndusInd Bank, Ltd.	52,714	244,787
Infibeam Avenues, Ltd.	271,588	122,240
Info Edge India, Ltd.	4,086	109,915
Infosys, Ltd. ADR	474,188	3,893,083
InterGlobe Aviation, Ltd. (b)	9,272	130,670
Ipca Laboratories, Ltd.	18,296	336,711
ITC, Ltd. GDR	298,066	679,590
Jain Irrigation Systems, Ltd. (a)	80,587	3,515
Jammu & Kashmir Bank, Ltd. (a)	121,994	20,077
Jindal Steel & Power, Ltd. (a)	77,232	83,918
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,227	91,291
JSW Steel, Ltd.	192,034	371,243
Jubilant Foodworks, Ltd.	12,314	239,513
Jubilant Life Sciences, Ltd.	12,801	42,167
Just Dial, Ltd. (a)	6,180	23,972
Security Description	Shares	Value
Karnataka Bank, Ltd.	67,576	$ 37,562
Kaveri Seed Co., Ltd.	14,325	64,741
Kotak Mahindra Bank, Ltd.	86,185	1,476,513
KPIT Technologies, Ltd. (a)	65,634	30,582
Larsen & Toubro, Ltd. GDR	64,372	693,930
Laurus Labs, Ltd. (b)	13,863	59,519
LIC Housing Finance, Ltd.	49,871	155,115
Lupin, Ltd.	31,663	246,792
Magma Fincorp, Ltd.	41,888	9,413
Mahindra & Mahindra Financial Services, Ltd.	49,630	96,569
Mahindra & Mahindra, Ltd.	147,828	556,813
MakeMyTrip, Ltd. (a)(c)	3,690	44,114
Manappuram Finance, Ltd.	82,359	103,151
Marico, Ltd.	69,027	250,783
Maruti Suzuki India, Ltd.	11,118	630,225
Max Financial Services, Ltd. (a)	19,490	99,084
Mindtree, Ltd.	15,770	172,748
Motherson Sumi Systems, Ltd.	120,831	97,510
Natco Pharma, Ltd.	12,072	80,673
NCC, Ltd.	100,275	24,853
Nestle India, Ltd.	2,841	612,151
NTPC, Ltd.	218,102	242,748
Oil & Natural Gas Corp., Ltd.	466,002	420,719
Page Industries, Ltd.	1,027	230,287
PC Jeweller, Ltd. (a)	65,494	9,913
PI Industries, Ltd.	11,701	180,972
Piramal Enterprises, Ltd.	6,044	75,059
Power Finance Corp., Ltd.	104,353	126,835
Power Grid Corp. of India, Ltd.	108,754	228,717
Rajesh Exports, Ltd.	33,902	245,421
Raymond, Ltd.	10,329	30,420
REC, Ltd.	93,475	109,660
Reliance Capital, Ltd. (a)	43,371	2,580
Reliance Industries, Ltd. GDR (b)	185,737	5,720,700
Reliance Infrastructure, Ltd. (a)	80,761	10,889
Repco Home Finance, Ltd.	13,176	20,439
Satin Creditcare Network, Ltd. (a)	20,365	16,784
SBI Life Insurance Co., Ltd. (b)	24,250	205,472
Sequent Scientific, Ltd.	137,697	141,608
Shilpa Medicare, Ltd.	16,157	52,250
Shoppers Stop, Ltd.	19,725	49,957
Shriram City Union Finance, Ltd.	9,157	90,594
Shriram Transport Finance Co., Ltd.	22,569	197,091
Siemens, Ltd.	36,883	542,827
South Indian Bank, Ltd.	553,402	41,696
SpiceJet, Ltd. (a)	70,872	34,428
State Bank of India (a)	222,363	578,605
Steel Authority of India, Ltd.	271,028	82,579
Strides Pharma Science, Ltd.	17,335	73,819
Sun Pharma Advanced Research Co., Ltd. (a)	31,293	39,896
Sun Pharmaceutical Industries, Ltd.	150,929	702,861
Suven Life Sciences, Ltd.	37,845	10,705

See accompanying notes to financial statements.
80

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Suven Pharmaceuticals, Ltd. (a)	37,845	$ 100,576
Suzlon Energy, Ltd. (a)	1,415,451	36,485
Tata Consultancy Services, Ltd.	113,292	2,734,687
Tata Motors, Ltd. (a)	207,325	194,715
Tata Steel, Ltd.	46,207	164,669
Tech Mahindra, Ltd.	63,535	474,930
Thyrocare Technologies, Ltd. (b)	47,061	308,893
Titan Co., Ltd.	21,643	267,121
Torrent Pharmaceuticals, Ltd.	9,794	255,274
Ujjivan Financial Services, Ltd.	19,294	37,860
UltraTech Cement, Ltd.	8,293	355,705
United Breweries, Ltd.	9,216	111,936
United Spirits, Ltd. (a)	60,505	387,578
UPL, Ltd.	53,932	232,763
Vakrangee, Ltd.	199,368	52,444
Vedanta, Ltd.	153,724	131,471
V-Mart Retail, Ltd.	3,787	71,151
Vodafone Idea, Ltd. (a)	923,701	37,851
Wipro, Ltd. ADR	302,874	938,909
WNS Holdings, Ltd. ADR (a)	11,899	511,419
Wockhardt, Ltd. (a)	25,199	57,509
Yes Bank, Ltd.	142,245	42,212
Zee Entertainment Enterprises, Ltd.	97,906	160,413
		62,644,586
INDONESIA — 2.2%
Ace Hardware Indonesia Tbk PT	2,712,900	216,234
Adaro Energy Tbk PT	2,289,200	138,952
AKR Corporindo Tbk PT	150,200	18,188
Astra International Tbk PT	2,967,800	709,652
Bank Central Asia Tbk PT	1,680,596	2,846,503
Bank Mandiri Persero Tbk PT	2,952,110	847,080
Bank Negara Indonesia Persero Tbk PT	633,500	148,373
Bank Rakyat Indonesia Persero Tbk PT	7,763,580	1,437,524
Barito Pacific Tbk PT (a)	2,252,200	100,113
Chandra Asri Petrochemical Tbk PT	145,200	46,738
Charoen Pokphand Indonesia Tbk PT	658,900	199,569
Ciputra Development Tbk PT	1,046,896	28,499
Gudang Garam Tbk PT	95,800	241,409
Indah Kiat Pulp & Paper Corp. Tbk PT	250,100	61,490
Indocement Tunggal Prakarsa Tbk PT	322,925	247,490
Kalbe Farma Tbk PT	1,150,300	84,633
Lippo Karawaci Tbk PT (a)	6,025,310	49,133
Matahari Department Store Tbk PT	238,300	19,505
Media Nusantara Citra Tbk PT	482,200	26,756
Pabrik Kertas Tjiwi Kimia Tbk PT	91,300	22,335
Pakuwon Jati Tbk PT	2,598,200	49,065
Perusahaan Gas Negara Tbk PT	2,050,140	97,416
PP Persero Tbk PT	886,476	29,893
Security Description	Shares	Value
Semen Indonesia Persero Tbk PT	614,000	$ 287,048
Summarecon Agung Tbk PT	983,900	24,130
Surya Semesta Internusa Tbk PT	1,565,000	42,219
Telekomunikasi Indonesia Persero Tbk PT	6,665,570	1,291,429
Tiga Pilar Sejahtera Food Tbk (a)(d)	963,100	4,960
Tower Bersama Infrastructure Tbk PT	1,863,900	103,423
Transcoal Pacific Tbk PT	101,400	30,091
Unilever Indonesia Tbk PT	378,400	168,204
United Tractors Tbk PT	215,245	223,031
Wijaya Karya Persero Tbk PT	838,357	42,920
		9,884,005
MACAU — 0.0% (e)
Newtree Group Holdings, Ltd. (a)	308,000	21,856
MALAYSIA — 3.4%
AEON Credit Service M Bhd	72,650	141,264
AirAsia Group Bhd	263,000	48,095
AirAsia X Bhd (a)	2,361,300	27,330
Alliance Bank Malaysia Bhd	778,410	342,356
AMMB Holdings Bhd	110,600	76,806
Astro Malaysia Holdings Bhd	272,800	53,676
Axiata Group Bhd	547,583	415,757
BerMaz Motor Sdn Bhd (a)	289,080	75,616
British American Tobacco Malaysia Bhd	16,000	38,148
Bursa Malaysia Bhd	391,851	458,067
Cahya Mata Sarawak Bhd	260,200	72,880
Capitaland Malaysia Mall Trust REIT	1,256,700	264,722
Carlsberg Brewery Malaysia Bhd Class B	173,703	1,005,226
CIMB Group Holdings Bhd	579,395	482,829
Datasonic Group Bhd	247,800	44,742
Dayang Enterprise Holdings Bhd (a)	156,250	41,594
Dialog Group Bhd	682,300	480,137
DiGi.Com Bhd	224,300	225,858
Eastern & Oriental Bhd	642,011	54,987
Eco World Development Group Bhd (a)	365,700	34,708
Frontken Corp. Bhd	135,800	56,898
Gamuda Bhd	220,141	144,213
Genting Bhd	533,900	463,455
Genting Malaysia Bhd	591,800	275,351
George Kent Malaysia Bhd	265,600	33,815
Globetronics Technology Bhd	132,400	49,650
Hai-O Enterprise Bhd	155,200	48,500
Hartalega Holdings Bhd	112,200	178,689
Hibiscus Petroleum Bhd (a)	219,300	17,260
Hong Leong Bank Bhd	59,700	186,010
IHH Healthcare Bhd	148,800	177,733
IJM Corp. Bhd	1,137,880	418,803
Inari Amertron Bhd	685,812	196,853
IOI Corp. Bhd	756,696	700,644

See accompanying notes to financial statements.
81

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
IOI Properties Group Bhd	643,016	$ 142,148
Iskandar Waterfront City Bhd (a)	493,000	46,219
KNM Group Bhd (a)	890,800	23,713
Kuala Lumpur Kepong Bhd	59,996	288,314
Malayan Banking Bhd	605,522	1,044,245
Malaysia Airports Holdings Bhd	148,600	148,600
Maxis Bhd	400,300	495,742
Media Prima Bhd (a)	287,400	8,981
MISC Bhd	91,600	157,756
Muhibbah Engineering M Bhd	322,600	56,007
My EG Services Bhd	458,600	101,911
Padini Holdings Bhd	231,200	108,107
Pentamaster Corp. Bhd (a)	263,250	232,172
Petronas Chemicals Group Bhd	157,600	184,232
Petronas Gas Bhd	25,600	91,259
PPB Group Bhd	137,420	522,323
Press Metal Aluminium Holdings Bhd	528,640	402,599
Public Bank Bhd	305,520	1,124,483
RHB Bank Bhd	299,400	325,043
Sapura Energy Bhd	1,045,300	19,357
Sime Darby Bhd	405,188	158,511
Sime Darby Plantation Bhd	395,888	452,705
Sime Darby Property Bhd	403,988	50,966
Telekom Malaysia Bhd	154,509	134,122
Tenaga Nasional Bhd	356,850	992,902
Top Glove Corp. Bhd	105,700	157,816
Velesto Energy Bhd (a)	717,300	19,095
Yinson Holdings Bhd	156,500	172,802
YTL Corp. Bhd	422,100	70,839
		15,065,641
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	417,900	80,033
Fauji Fertilizer Co., Ltd.	158,000	88,474
Habib Bank, Ltd.	90,700	56,370
Lucky Cement, Ltd.	38,850	86,705
MCB Bank, Ltd.	154,700	139,034
Millat Tractors, Ltd.	22,990	75,193
National Bank of Pakistan (a)	362,500	61,675
Nishat Mills, Ltd.	109,500	38,717
Searle Co., Ltd.	54,913	51,855
United Bank, Ltd.	94,800	57,536
		735,592
PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	135,670	100,565
Alliance Global Group, Inc. (a)	903,700	124,023
Ayala Land, Inc.	1,454,188	863,478
Bank of the Philippine Islands	113,700	138,157
BDO Unibank, Inc.	226,535	460,998
Bloomberry Resorts Corp.	518,800	61,203
Cebu Air, Inc.	71,510	63,693
CEMEX Holdings Philippines, Inc. (a)(b)	1,435,000	30,190
Cosco Capital, Inc.	2,071,800	193,493
D&L Industries, Inc.	1,833,300	178,428
Security Description	Shares	Value
DoubleDragon Properties Corp. (a)	592,770	$ 188,344
First Gen Corp.	1,045,270	339,106
First Philippine Holdings Corp.	487,577	460,159
Globe Telecom, Inc.	2,705	102,647
GT Capital Holdings, Inc.	8,974	71,813
Integrated Micro-Electronics, Inc.	355,600	31,673
JG Summit Holdings, Inc.	390,220	401,268
Jollibee Foods Corp.	51,380	107,488
LT Group, Inc.	615,400	100,429
Metro Pacific Investments Corp.	1,472,000	70,040
Metropolitan Bank & Trust Co.	105,580	83,036
Nickel Asia Corp.	1,445,371	44,049
PLDT, Inc.	21,054	467,361
Puregold Price Club, Inc.	384,650	275,668
SM Investments Corp.	38,020	611,490
SM Prime Holdings, Inc.	1,191,900	665,552
Universal Robina Corp.	108,910	222,702
		6,457,053
SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd.	180,099	25,045
Silverlake Axis, Ltd.	257,400	44,290
		69,335
TAIWAN — 18.6%
Accton Technology Corp.	45,000	242,547
Acer, Inc.	781,395	403,081
Advantech Co., Ltd.	54,898	452,922
Airtac International Group	12,431	185,387
ASE Technology Holding Co., Ltd.	526,898	1,020,988
Asia Cement Corp.	608,073	792,225
Asustek Computer, Inc.	150,138	1,015,268
AU Optronics Corp. ADR	192,176	382,430
Bank of Kaohsiung Co., Ltd.	320,000	97,350
Baotek Industrial Materials, Ltd. (a)	22,000	19,278
Catcher Technology Co., Ltd.	113,539	733,987
Cathay Financial Holding Co., Ltd.	1,475,952	1,722,835
Center Laboratories, Inc.	71,324	93,750
Chailease Holding Co., Ltd.	129,000	390,308
Chang Hwa Commercial Bank, Ltd.	700,182	441,065
Cheng Shin Rubber Industry Co., Ltd.	149,000	151,752
Chilisin Electronics Corp.	14,937	39,909
China Development Financial Holding Corp.	3,618,272	887,773
China Life Insurance Co., Ltd. (a)	233,605	130,160
China Steel Chemical Corp.	18,877	58,239
China Steel Corp.	1,941,625	1,216,666
Chroma ATE, Inc.	34,000	139,973
Chung Lien Transportation Co., Ltd.	83,000	119,801
Chunghwa Telecom Co., Ltd.	474,268	1,685,889

See accompanying notes to financial statements.
82

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Compal Electronics, Inc.	1,126,431	$ 644,388
Compeq Manufacturing Co., Ltd.	53,000	54,767
CTBC Financial Holding Co., Ltd.	3,316,515	1,963,051
Delta Electronics, Inc.	327,787	1,306,097
E.Sun Financial Holding Co., Ltd.	1,026,185	822,875
Eclat Textile Co., Ltd.	46,365	368,725
eCloudvalley Digital Technology Co., Ltd.	10,838	53,936
Elite Material Co., Ltd.	21,000	73,607
eMemory Technology, Inc.	16,000	124,332
Epistar Corp.	244,170	208,309
Everlight Electronics Co., Ltd.	183,996	151,497
Far Eastern New Century Corp.	997,170	743,554
Far EasTone Telecommunications Co., Ltd.	191,000	399,792
Feng TAY Enterprise Co., Ltd.	54,692	235,106
Firich Enterprises Co., Ltd.	37,957	31,629
First Financial Holding Co., Ltd.	1,161,071	754,428
Formosa Chemicals & Fibre Corp.	674,691	1,494,777
Formosa Petrochemical Corp.	223,000	600,241
Formosa Plastics Corp.	720,137	1,788,347
Foxconn Technology Co., Ltd.	271,519	444,429
Fubon Financial Holding Co., Ltd.	1,223,998	1,519,803
Genius Electronic Optical Co., Ltd.	6,475	88,427
Giant Manufacturing Co., Ltd.	52,000	230,412
Globalwafers Co., Ltd.	17,000	191,690
Himax Technologies, Inc. ADR (a)(c)	22,786	62,434
Hiwin Technologies Corp.	43,033	285,307
Holy Stone Enterprise Co., Ltd. (a)	14,000	41,294
Hon Hai Precision Industry Co., Ltd.	1,594,760	3,686,118
Hotai Motor Co., Ltd.	48,000	779,326
HTC Corp.	135,710	127,446
Hua Nan Financial Holdings Co., Ltd.	1,050,594	627,060
Innolux Corp.	1,106,753	191,403
Inventec Corp.	424,000	326,677
ITEQ Corp.	17,267	76,225
King Yuan Electronics Co., Ltd.	404,898	405,012
Largan Precision Co., Ltd.	10,710	1,356,391
Lite-On Technology Corp.	615,891	841,106
Macronix International	306,673	258,590
Makalot Industrial Co., Ltd.	51,016	178,817
MediaTek, Inc.	186,219	2,016,657
Medigen Biotechnology Corp. (a)	14,000	22,314
Mega Financial Holding Co., Ltd.	2,075,148	1,952,217
Merry Electronics Co., Ltd.	52,789	217,325
Micro-Star International Co., Ltd.	53,000	155,452
Motech Industries, Inc. (a)	148,934	23,885
Nan Ya Plastics Corp.	1,029,759	1,862,600
Nanya Technology Corp.	78,000	138,505
Nien Made Enterprise Co., Ltd.	11,000	65,655
Novatek Microelectronics Corp.	94,062	534,982
O-Bank Co., Ltd. (a)	911,000	195,506
Security Description	Shares	Value
PChome Online, Inc. (a)	29,957	$ 69,639
Pegatron Corp.	391,630	751,105
Phoenix Silicon International Corp.	22,000	31,136
Pou Chen Corp.	265,000	224,766
Powertech Technology, Inc.	257,518	731,472
President Chain Store Corp.	59,000	552,122
ProMOS Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	623,194	1,240,556
Radiant Opto-Electronics Corp.	51,000	133,228
Realtek Semiconductor Corp.	92,161	665,879
RichWave Technology Corp.	10,000	39,681
Ritek Corp. (a)	131,834	18,484
Shanghai Commercial & Savings Bank, Ltd.	427,000	555,609
Shin Kong Financial Holding Co., Ltd.	2,915,938	735,698
Silicon Motion Technology Corp. ADR	4,332	158,811
Simplo Technology Co., Ltd.	16,000	140,205
Sino-American Silicon Products, Inc.	41,000	106,020
SinoPac Financial Holdings Co., Ltd.	3,775,630	1,379,585
Sitronix Technology Corp.	10,000	39,019
Sweeten Real Estate Development Co., Ltd.	324,000	200,883
Synnex Technology International Corp.	255,000	313,253
TA-I Technology Co., Ltd.	15,750	26,874
Taishin Financial Holding Co., Ltd.	1,224,911	473,900
Taiwan Cement Corp.	1,012,801	1,322,872
Taiwan Cooperative Financial Holding Co., Ltd.	325,000	197,204
Taiwan FU Hsing Industrial Co., Ltd.	243,000	290,075
Taiwan High Speed Rail Corp.	145,000	137,849
Taiwan Mobile Co., Ltd.	322,200	1,064,358
Taiwan Paiho, Ltd.	35,000	60,298
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	426,119	20,364,227
Taiwan Surface Mounting Technology Corp.	20,000	45,699
Taiwan Union Technology Corp.	13,000	52,444
Tatung Co., Ltd. (a)	391,107	253,483
Teco Electric and Machinery Co., Ltd.	180,000	143,445
TPK Holding Co., Ltd. (a)	32,000	36,665
Tripod Technology Corp.	188,361	591,713
Unimicron Technology Corp.	120,000	126,978
Uni-President Enterprises Corp.	760,971	1,650,702
United Integrated Services Co., Ltd.	94,755	518,557
United Microelectronics Corp. ADR	400,168	868,365

See accompanying notes to financial statements.
83

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Vanguard International Semiconductor Corp.	30,000	$ 58,826
Voltronic Power Technology Corp.	7,000	146,520
Walsin Lihwa Corp.	616,000	224,063
Walsin Technology Corp.	40,000	212,952
Win Semiconductors Corp.	41,000	357,241
Winbond Electronics Corp.	135,000	50,667
Wistron Corp.	936,715	758,875
Wiwynn Corp.	10,000	232,131
Yageo Corp.	40,144	364,384
Yuanta Financial Holding Co., Ltd.	1,980,383	1,018,301
Zhen Ding Technology Holding, Ltd.	65,000	199,891
		83,082,816
THAILAND — 2.9%
Advanced Info Service PCL	212,898	1,303,954
Airports of Thailand PCL	450,900	697,286
Bangkok Bank PCL NVDR	36,100	110,552
Bangkok Dusit Medical Services PCL	10,000	5,759
Bangkok Dusit Medical Services PCL Class F	116,400	67,036
Bangkok Expressway & Metro PCL	2,386,107	563,490
Beauty Community PCL	353,900	13,803
BEC World PCL (a)	155,800	15,382
Bumrungrad Hospital PCL	46,200	160,488
Carabao Group PCL Class F	21,100	40,827
Central Plaza Hotel PCL	63,500	29,798
Charoen Pokphand Foods PCL	303,700	224,877
Chularat Hospital PCL Class F	2,523,400	161,473
COL PCL	81,100	29,408
COL PCL	6,800	2,466
CP ALL PCL	895,879	1,665,228
CPN Retail Growth Leasehold REIT	3,800	2,756
CPN Retail Growth Leasehold REIT	44,300	32,127
E for L Aim PCL (a)	272,340	249
Electricity Generating PCL	28,099	197,787
Energy Absolute PCL (c)	297,400	305,851
Forth Smart Service PCL (c)	263,100	44,094
Frasers Property Thailand Industrial Freehold & Leasehold REIT	95,165	39,148
Global Power Synergy PCL	37,600	65,307
Gulf Energy Development PCL	62,500	285,671
Gunkul Engineering PCL	2,057,443	137,926
Hana Microelectronics PCL	134,400	94,194
Ichitan Group PCL	174,900	21,424
Indorama Ventures PCL	217,400	141,765
Intouch Holdings PCL	52,700	80,293
IRPC PCL	3,003,891	195,881
Jasmine International PCL	802,725	119,855
Kasikornbank PCL	73,654	204,236
Security Description	Shares	Value
Kasikornbank PCL NVDR	114,900	$ 320,358
KCE Electronics PCL	376,962	157,367
Krungthai Card PCL	114,300	94,909
MC Group PCL	389,700	82,530
Mega Lifesciences PCL	297,200	201,046
Minor International PCL	416,686	213,311
Muangthai Capital PCL	30,200	32,208
PTG Energy PCL	231,400	68,396
PTT Exploration & Production PCL	200,807	413,026
PTT Global Chemical PCL NVDR	101,700	94,518
PTT PCL	1,093,517	1,024,625
Siam Cement PCL NVDR	64,000	631,858
Siam Commercial Bank PCL	308,997	652,031
Somboon Advance Technology PCL	216,600	52,141
Srisawad Corp. PCL	319,031	413,158
Super Energy Corp. PCL NVDR	1,326,700	14,149
SVI PCL (c)	1,029,040	60,831
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	349,000	161,645
Thai Beverage PCL	1,281,400	544,472
Thai Oil PCL	459,983	431,004
Thai Union Group PCL Class F	281,700	118,457
TMB Bank PCL	4,247,433	113,895
True Corp. PCL NVDR (c)	1,795,783	171,822
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	88,400	33,940
		13,162,088
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)	16,251	21,776
TOTAL COMMON STOCKS (Cost $466,420,053)		445,608,451

RIGHTS — 0.0% (e)
INDIA — 0.0% (e)
Arvind Fashions, Ltd. (expiring 4/17/20) (a)	2,281	—
THAILAND — 0.0% (e)
CPN Retail Growth Leasehold REIT (expiring 03/31/20) (a) (d)	857	—
CPN Retail Growth Leasehold REIT expiring 03/17/20) (a) (d)	10,853	—
Frasers Property Thailand Industrial Freehold & Leasehold REIT (expiring 1/21/20) (a)	7,131	—

See accompanying notes to financial statements.
84

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Frasers Property Thailand Industrial Freehold & Leasehold REIT (expiring 1/23/20) (a)	605	$ —
		—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Minor International PCL (expiring 9/30/21) (a) (Cost: $0)	20,064	862
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	151,959	151,822
State Street Navigator Securities Lending Portfolio II (h) (i)	980,825	980,825
TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,821)		1,132,647
TOTAL INVESTMENTS — 99.9% (Cost $467,552,874)		446,741,960
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		541,281
NET ASSETS — 100.0%		$ 447,283,241

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $48,334, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$434,804,721	$10,755,396	$48,334 (a)	$445,608,451
Rights	—	—	0 (a)	0
Warrants	862	—	—	862
Short-Term Investments	1,132,647	—	—	1,132,647
TOTAL INVESTMENTS	$435,938,230	$10,755,396	$48,334	$446,741,960
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$30,642,569	$30,486,515	$(4,058)	$(174)	151,959	$ 151,822	$16,644
State Street Navigator Securities Lending Portfolio II	—	—	13,534,942	12,554,117	—	—	980,825	980,825	25,316
State Street Navigator Securities Lending Portfolio III	4,444,940	4,444,940	2,733,321	7,178,261	—	—	—	—	8,148
Total		$4,444,940	$46,910,832	$50,218,893	$(4,058)	$(174)		$1,132,647	$50,108
See accompanying notes to financial statements.
85

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.8%
AGL Energy, Ltd.	294,446	$ 3,097,908
APA Group Stapled Security	391,474	2,458,314
Bendigo & Adelaide Bank, Ltd. (a)	591,812	2,271,111
Challenger, Ltd.	419,460	1,026,922
Commonwealth Bank of Australia	52,788	1,997,336
		10,851,591
BELGIUM — 0.8%
Ageas	42,198	1,755,300
CANADA — 16.4%
Bank of Montreal	30,415	1,518,453
Bank of Nova Scotia	50,410	2,035,383
BCE, Inc.	78,174	3,170,678
Canadian Imperial Bank of Commerce (a)	36,957	2,129,114
Canadian Utilities, Ltd. Class A (a)	98,897	2,337,370
Emera, Inc.	67,892	2,647,280
Great-West Lifeco, Inc.	108,318	1,850,009
Keyera Corp.	146,491	1,346,192
Laurentian Bank of Canada (a)	102,062	2,191,320
Northland Power, Inc. (a)	140,202	2,766,905
Pembina Pipeline Corp. (a)	89,346	1,657,171
Power Corp. of Canada (a)	107,107	1,703,659
RioCan Real Estate Investment Trust	179,948	2,039,246
Shaw Communications, Inc. Class B	158,969	2,549,803
SmartCentres Real Estate Investment Trust	169,051	2,237,623
TC Energy Corp.	56,209	2,470,139
TELUS Corp.	164,520	2,571,799
		37,222,144
CHINA — 2.6%
Hengan International Group Co., Ltd.	411,000	3,094,073
Lenovo Group, Ltd.	5,144,000	2,760,846
		5,854,919
FINLAND — 3.7%
Fortum Oyj (a)	143,391	2,104,367
Nokian Renkaat Oyj (a)	152,520	3,693,473
UPM-Kymmene Oyj (a)	91,321	2,514,068
		8,311,908
FRANCE — 10.1%
Bouygues SA	74,548	2,185,638
CNP Assurances	152,199	1,489,644
Klepierre SA REIT	121,926	2,350,574
Lagardere SCA	227,545	2,871,249
Publicis Groupe SA	80,366	2,303,304
SCOR SE	62,754	1,382,646
Societe BIC SA	59,163	3,301,010
Security Description	Shares	Value
Suez	207,218	$ 2,109,084
TOTAL SA (a)	73,442	2,851,877
Unibail-Rodamco-Westfield REIT (a)	37,316	2,111,124
		22,956,150
GERMANY — 2.0%
Freenet AG	254,707	4,489,804
HONG KONG — 6.9%
CK Infrastructure Holdings, Ltd.	422,880	2,247,824
Hysan Development Co., Ltd.	856,000	2,783,057
New World Development Co., Ltd.	2,430,000	2,614,690
Power Assets Holdings, Ltd.	464,195	2,775,863
Sino Land Co., Ltd.	2,346,000	2,978,317
Wharf Real Estate Investment Co., Ltd. (a)	537,945	2,213,994
		15,613,745
JAPAN — 9.7%
Canon, Inc.	134,816	2,945,958
Daito Trust Construction Co., Ltd.	26,700	2,489,329
Japan Tobacco, Inc.	205,306	3,795,940
Komatsu, Ltd.	121,800	2,006,589
Mitsubishi Chemical Holdings Corp.	461,800	2,749,711
Mitsubishi UFJ Financial Group, Inc.	457,000	1,705,998
MS&AD Insurance Group Holdings, Inc.	70,980	1,988,926
ORIX Corp.	141,200	1,700,992
Subaru Corp. (a)	143,800	2,761,978
		22,145,421
PORTUGAL — 1.3%
EDP - Energias de Portugal SA	751,889	3,017,888
SINGAPORE — 2.9%
ComfortDelGro Corp., Ltd.	1,913,900	2,043,142
Oversea-Chinese Banking Corp., Ltd.	302,700	1,836,800
Singapore Telecommunications, Ltd.	1,502,403	2,680,131
		6,560,073
SOUTH AFRICA — 1.7%
FirstRand, Ltd. (a)	625,458	1,410,257
Foschini Group, Ltd.	353,185	1,338,188
Investec PLC	543,249	1,023,201
		3,771,646
SOUTH KOREA — 2.9%
KT&G Corp.	37,328	2,290,551
SK Innovation Co., Ltd.	32,050	2,290,508
SK Telecom Co., Ltd.	14,239	2,070,319
		6,651,378
SPAIN — 3.1%
Enagas SA	180,884	3,591,406

See accompanying notes to financial statements.
86

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	193,632	$ 3,476,953
		7,068,359
SWEDEN — 3.1%
JM AB (a)	101,820	1,774,299
Skandinaviska Enskilda Banken AB Class A	404,028	2,739,546
Svenska Handelsbanken AB Class A (b)	312,338	2,620,970
		7,134,815
SWITZERLAND — 2.3%
Swisscom AG (a)	5,516	2,965,659
Zurich Insurance Group AG	6,538	2,320,448
		5,286,107
THAILAND — 0.8%
Thanachart Capital PCL NVDR	1,730,900	1,753,711
UNITED KINGDOM — 6.4%
GlaxoSmithKline PLC	132,264	2,483,956
IG Group Holdings PLC	396,928	3,406,807
Janus Henderson Group PLC	135,015	2,068,430
Kingfisher PLC	1,254,717	2,238,777
Legal & General Group PLC	766,248	1,841,787
Ninety One PLC (b)	271,624	582,327
WPP PLC	298,715	2,042,340
		14,664,424
UNITED STATES — 17.5%
Abercrombie & Fitch Co. Class A (a)	186,490	1,695,194
AT&T, Inc.	95,832	2,793,503
Brandywine Realty Trust REIT	213,358	2,244,526
Compass Minerals International, Inc. (a)	56,383	2,169,054
Domtar Corp.	84,010	1,817,976
Exxon Mobil Corp.	51,406	1,951,886
Gap, Inc. (a)	211,454	1,488,636
International Business Machines Corp.	23,615	2,619,612
LTC Properties, Inc. REIT	76,732	2,371,019
Macy's, Inc. (a)	364,350	1,788,959
Mercury General Corp.	61,933	2,521,912
National Health Investors, Inc. REIT	42,589	2,109,007
Security Description	Shares	Value
Occidental Petroleum Corp.	123,298	$ 1,427,791
Philip Morris International, Inc.	43,497	3,173,541
PPL Corp.	89,443	2,207,453
Redwood Trust, Inc. REIT	234,002	1,184,050
Tapestry, Inc.	125,335	1,623,088
Umpqua Holdings Corp.	148,914	1,623,163
Universal Corp.	69,118	3,055,707
		39,866,077
TOTAL COMMON STOCKS (Cost $324,945,557)		224,975,460

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	314,223	313,940
State Street Navigator Securities Lending Portfolio II (e) (f)	15,488,163	15,488,163
TOTAL SHORT-TERM INVESTMENTS (Cost $15,802,005)		15,802,103
TOTAL INVESTMENTS — 106.0% (Cost $340,747,562)		240,777,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(13,610,497)
NET ASSETS — 100.0%		$ 227,167,066
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$224,975,460	$—	$—	$224,975,460
Short-Term Investments	15,802,103	—	—	15,802,103
TOTAL INVESTMENTS	$240,777,563	$—	$—	$240,777,563
See accompanying notes to financial statements.
87

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,517	$ 232,541	$ 9,940,635	$ 9,858,265	$(1,067)	$96	314,223	$ 313,940	$ 3,473
State Street Navigator Securities Lending Portfolio II	—	—	81,609,339	66,121,176	—	—	15,488,163	15,488,163	65,102
State Street Navigator Securities Lending Portfolio III	14,467,092	14,467,092	12,144,743	26,611,835	—	—	—	—	5,708
Total		$14,699,633	$103,694,717	$102,591,276	$(1,067)	$96		$15,802,103	$74,283
See accompanying notes to financial statements.
88

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 9.2%
Atlas Arteria, Ltd. Stapled Security (a)	1,028,219	$ 3,467,562
Qube Holdings, Ltd.	2,461,399	3,238,974
Sydney Airport Stapled Security	1,702,535	5,824,986
Transurban Group Stapled Security	2,045,560	15,073,904
		27,605,426
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR (a)	47,830	220,497
Cia de Saneamento Basico do Estado de Sao Paulo ADR	60,211	444,357
Cia Energetica de Minas Gerais ADR	170,901	290,532
Ultrapar Participacoes SA ADR	211,061	512,878
		1,468,264
CANADA — 10.9%
Enbridge, Inc. (b)	545,755	15,712,959
Enbridge, Inc. (b)	25,965	755,322
Gibson Energy, Inc.	40,513	462,526
Inter Pipeline, Ltd. (a)	115,935	685,827
Keyera Corp. (a)	59,756	549,133
Pembina Pipeline Corp. (a)	143,709	2,665,485
TC Energy Corp.	263,491	11,579,276
Westshore Terminals Investment Corp. (a)	67,068	616,327
		33,026,855
CHILE — 0.3%
Enel Americas SA ADR	128,720	780,043
CHINA — 3.6%
Beijing Capital International Airport Co., Ltd. Class H	2,526,000	1,609,934
Beijing Enterprises Water Group, Ltd.	1,080,000	422,196
CGN Power Co., Ltd. Class H (c)	1,757,000	403,496
China Merchants Port Holdings Co., Ltd.	2,004,074	2,290,843
China Resources Gas Group, Ltd.	154,000	774,878
COSCO SHIPPING Ports, Ltd.	2,644,859	1,276,209
Jiangsu Expressway Co., Ltd. Class H	1,888,000	2,107,007
Kunlun Energy Co., Ltd.	704,000	411,452
Zhejiang Expressway Co., Ltd. Class H	2,218,000	1,545,266
		10,841,281
FRANCE — 5.6%
Aeroports de Paris	50,403	4,836,397
Engie SA	327,081	3,377,870
Gaztransport Et Technigaz SA	6,196	455,504
Getlink SE	670,356	8,083,677
		16,753,448
Security Description	Shares	Value
GERMANY — 0.9%
Fraport AG Frankfurt Airport Services Worldwide	56,548	$ 2,289,546
Hamburger Hafen und Logistik AG	31,998	446,246
		2,735,792
HONG KONG — 1.9%
China Gas Holdings, Ltd.	368,000	1,281,916
Guangdong Investment, Ltd.	512,000	986,889
Hutchison Port Holdings Trust	8,224,370	847,110
Shenzhen International Holdings, Ltd.	1,462,205	2,678,826
		5,794,741
ITALY — 7.1%
ASTM SpA	58,085	1,018,466
Atlantia SpA (a)	725,548	9,099,513
Enav SpA (c)	389,817	1,716,040
Enel SpA	1,376,623	9,575,060
		21,409,079
LUXEMBOURG — 0.0% (d)
Corp. America Airports SA (a)(e)	43,856	81,134
MEXICO — 2.6%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	65,865	1,774,403
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	58,150	3,136,611
Grupo Aeroportuario del Sureste SAB de CV ADR	31,250	2,941,875
		7,852,889
NETHERLANDS — 0.3%
Koninklijke Vopak NV	18,540	964,666
NEW ZEALAND — 1.4%
Auckland International Airport, Ltd.	1,458,156	4,313,695
SINGAPORE — 0.1%
SIA Engineering Co., Ltd.	374,800	450,123
SPAIN — 7.6%
Aena SME SA (c)	113,383	12,381,238
Iberdrola SA	1,077,765	10,624,281
		23,005,519
SWITZERLAND — 1.1%
Flughafen Zurich AG	29,319	3,302,952
UNITED KINGDOM — 3.4%
National Grid PLC	669,399	7,856,983
Signature Aviation PLC	1,123,663	2,298,922
		10,155,905
UNITED STATES — 43.2%
American Electric Power Co., Inc.	88,099	7,046,158
American Water Works Co., Inc.	32,215	3,851,625
Cheniere Energy, Inc. (e)	66,064	2,213,144
Consolidated Edison, Inc.	59,267	4,622,826
Dominion Energy, Inc.	146,533	10,578,217
DTE Energy Co.	32,741	3,109,413

See accompanying notes to financial statements.
89

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	129,962	$ 10,511,327
Edison International	63,923	3,502,341
Equitrans Midstream Corp. (a)	56,934	286,378
Eversource Energy	57,724	4,514,594
Exelon Corp.	173,336	6,380,498
FirstEnergy Corp.	96,119	3,851,488
Kinder Morgan, Inc.	550,109	7,657,517
Macquarie Infrastructure Corp.	119,130	3,008,033
NextEra Energy, Inc.	87,108	20,959,927
ONEOK, Inc.	116,431	2,539,360
Public Service Enterprise Group, Inc.	90,011	4,042,394
Sempra Energy	48,830	5,517,302
Southern Co.	186,415	10,092,508
Targa Resources Corp.	65,270	451,016
WEC Energy Group, Inc.	56,120	4,945,856
Williams Cos., Inc.	342,619	4,848,059
Xcel Energy, Inc.	93,568	5,642,149
		130,172,130
TOTAL COMMON STOCKS (Cost $383,520,391)		300,713,942

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	394,480	394,125
State Street Navigator Securities Lending Portfolio II (h) (i)	724,109	724,109
TOTAL SHORT-TERM INVESTMENTS (Cost $1,118,369)		1,118,234
TOTAL INVESTMENTS — 100.1% (Cost $384,638,760)		301,832,176
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(284,038)
NET ASSETS — 100.0%		$ 301,548,138

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$300,713,942	$—	$—	$300,713,942
Short-Term Investments	1,118,234	—	—	1,118,234
TOTAL INVESTMENTS	$301,832,176	$—	$—	$301,832,176
See accompanying notes to financial statements.
90

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	912,789	$ 912,880	$10,699,585	$11,217,099	$(1,106)	$(135)	394,480	$ 394,125	$ 5,861
State Street Navigator Securities Lending Portfolio II	—	—	31,430,744	30,706,635	—	—	724,109	724,109	5,168
State Street Navigator Securities Lending Portfolio III	1,828,735	1,828,735	327,469	2,156,204	—	—	—	—	386
Total		$2,741,615	$42,457,798	$44,079,938	$(1,106)	$(135)		$1,118,234	$11,415
See accompanying notes to financial statements.
91

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIRLINES — 0.1%
Cathay Pacific Airways, Ltd. (a)	8,000	$ 8,567
AUTOMOBILES — 1.6%
Geely Automobile Holdings, Ltd.	73,000	107,745
BANKS — 3.4%
Bank of East Asia, Ltd.	19,481	41,923
Hang Seng Bank, Ltd.	10,400	177,786
		219,709
BEVERAGES — 1.0%
Budweiser Brewing Co. APAC, Ltd. (b) (c)	24,200	62,444
CAPITAL MARKETS — 7.8%
Hong Kong Exchanges & Clearing, Ltd.	17,000	512,792
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
HKT Trust & HKT, Ltd. Stapled Security	49,000	66,759
ELECTRIC UTILITIES — 6.6%
CK Infrastructure Holdings, Ltd.	9,000	47,840
CLP Holdings, Ltd.	26,000	239,843
HK Electric Investments & HK Electric Investments, Ltd. Class SS Stapled Security	32,500	31,280
Power Assets Holdings, Ltd.	19,500	116,609
		435,572
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Link REIT	30,000	254,293
FOOD & STAPLES RETAILING — 0.9%
Dairy Farm International Holdings, Ltd.	4,300	19,780
Sun Art Retail Group, Ltd.	24,500	36,351
		56,131
FOOD PRODUCTS — 1.8%
WH Group, Ltd. (b)	128,000	119,728
GAS UTILITIES — 5.1%
China Gas Holdings, Ltd.	29,400	102,414
Hong Kong & China Gas Co., Ltd.	141,000	232,486
		334,900
HEALTH CARE TECHNOLOGY — 1.4%
Alibaba Health Information Technology, Ltd. (c)	56,000	93,636
HOTELS, RESTAURANTS & LEISURE — 6.5%
Galaxy Entertainment Group, Ltd.	29,000	154,711
Security Description	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR	6,535	$ 81,034
MGM China Holdings, Ltd.	11,600	11,868
Sands China, Ltd.	34,800	127,510
SJM Holdings, Ltd.	27,000	22,817
Wynn Macau, Ltd.	20,800	31,612
		429,552
HOUSEHOLD DURABLES — 0.7%
Haier Electronics Group Co., Ltd.	17,000	45,291
INDUSTRIAL CONGLOMERATES — 8.5%
CK Hutchison Holdings, Ltd.	38,500	259,783
Fosun International, Ltd.	34,500	39,882
Jardine Matheson Holdings, Ltd.	3,700	185,000
Jardine Strategic Holdings, Ltd.	2,500	55,500
NWS Holdings, Ltd.	20,000	20,565
		560,730
INSURANCE — 23.9%
AIA Group, Ltd.	173,800	1,572,988
MACHINERY — 1.9%
Techtronic Industries Co., Ltd.	19,500	126,547
PHARMACEUTICALS — 3.9%
CSPC Pharmaceutical Group, Ltd.	68,000	136,160
Sino Biopharmaceutical, Ltd.	90,000	118,670
		254,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 17.2%
CK Asset Holdings, Ltd.	35,000	191,687
Hang Lung Properties, Ltd.	27,000	54,830
Henderson Land Development Co., Ltd.	18,700	71,293
Hongkong Land Holdings, Ltd.	16,800	63,000
Kerry Properties, Ltd.	8,500	22,426
New World Development Co., Ltd.	81,000	87,156
Shimao Property Holdings, Ltd.	14,500	51,072
Sino Land Co., Ltd.	43,450	55,161
Sun Hung Kai Properties, Ltd.	21,000	276,897
Swire Pacific, Ltd. Class A	7,000	45,111
Swire Pacific, Ltd. Class B	12,500	12,789
Swire Properties, Ltd.	15,000	42,189
Wharf Holdings, Ltd. (a)	15,000	26,590
Wharf Real Estate Investment Co., Ltd. (a)	15,000	61,735
Wheelock & Co., Ltd.	10,000	68,250
		1,130,186
ROAD & RAIL — 1.7%
MTR Corp., Ltd.	22,000	113,677
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	4,300	40,276

See accompanying notes to financial statements.
92

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	15,200	$ 10,766
TOTAL COMMON STOCKS (Cost $7,473,272)		6,557,119

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f) (Cost $896)	897	897
TOTAL INVESTMENTS — 99.7% (Cost $7,474,168)		6,558,016
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		22,171
NET ASSETS — 100.0%		$ 6,580,187
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,557,119	$—	$—	$6,557,119
Short-Term Investment	897	—	—	897
TOTAL INVESTMENTS	$6,558,016	$—	$—	$6,558,016
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	491	$491	$122,974	$122,565	$(3)	$—	897	$897	$87
See accompanying notes to financial statements.
93

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$11,722,508	$54,481,032	$16,980,976	$ 89,453,679
Investments in affiliated issuers, at value	190,252	648,767	421,284	1,115,857
Total Investments	11,912,760	55,129,799	17,402,260	90,569,536
Foreign currency, at value	4,002	52,947	33,437	105,690
Cash	—	4,000	—	—
Receivable for investments sold	—	—	35	—
Dividends receivable — unaffiliated issuers	4,196	149,395	47,653	408,719
Dividends receivable — affiliated issuers	2	382	14	29
Securities lending income receivable — unaffiliated issuers	469	345	755	604
Securities lending income receivable — affiliated issuers	310	709	1,785	1,296
Receivable from Adviser	—	5,661	932	7,569
Receivable for foreign taxes recoverable	38,561	78,713	—	149,823
Other Receivable	460	—	—	1,382
TOTAL ASSETS	11,960,760	55,421,951	17,486,871	91,244,648
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	189,720	556,109	406,358	1,102,792
Payable for investments purchased	—	338	667	11
Advisory fee payable	4,606	16,747	3,047	22,428
Trustees’ fees and expenses payable	55	113	49	25
Accrued expenses and other liabilities	—	2,936	—	1,223
TOTAL LIABILITIES	194,381	576,243	410,121	1,126,479
NET ASSETS	$11,766,379	$54,845,708	$17,076,750	$ 90,118,169
NET ASSETS CONSIST OF:
Paid-in Capital	$18,037,076	$63,131,229	$22,855,475	$107,393,312
Total distributable earnings (loss)	(6,270,697)	(8,285,521)	(5,778,725)	(17,275,143)
NET ASSETS	$11,766,379	$54,845,708	$17,076,750	$ 90,118,169
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.07	$ 78.35	$ 45.54	$ 56.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	250,000	700,000	375,000	1,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,295,938	$60,611,198	$21,479,076	$106,099,979
Investments in affiliated issuers	190,252	661,410	421,287	1,115,854
Total cost of investments	$14,486,190	$61,272,608	$21,900,363	$107,215,833
Foreign currency, at cost	$ 4,033	$ 54,049	$ 33,432	$ 106,005
* Includes investments in securities on loan, at value	$ 605,652	$ 1,209,785	$ 1,885,107	$ 2,864,507
See accompanying notes to financial statements.
94

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

$311,475,213	$ 71,267,124	$156,752,602	$ 5,379,313	$ 6,475,677	$ 9,183,113	$20,683,684
6,523,182	269,216	1,595,731	1,508	238,025	7,452	133,319
317,998,395	71,536,340	158,348,333	5,380,821	6,713,702	9,190,565	20,817,003
1,226,914	189,378	513,789	1,584	23,861	32,215	48,626
—	—	—	—	—	—	—
—	—	—	—	—	59	28
1,567,361	256,804	524,730	—	72,872	70,241	66,659
143	43	174	—	1	2	128
954	811	745	—	14	17	86
5,191	584	1,313	—	175	27	199
—	—	—	295	335	522	—
692,504	907	1,917	131,906	—	51	14,035
—	163,526	—	—	—	—	—
321,491,462	72,148,393	159,391,001	5,514,606	6,810,960	9,293,699	20,946,764

—	159,730	—	—	—	12,242	—
6,474,381	267,719	1,355,092	—	236,131	7,452	109,954
688,893	—	2,542	—	—	—	251
82,210	19,894	42,403	961	1,100	1,704	7,135
21	3	618	17	25	8	36
—	1,253	—	—	—	—	—
7,245,505	448,599	1,400,655	978	237,256	21,406	117,376
$314,245,957	$ 71,699,794	$157,990,346	$ 5,513,628	$ 6,573,704	$ 9,272,293	$20,829,388

$377,382,577	$ 88,392,195	$208,324,572	$ 9,217,432	$ 9,449,822	$14,383,778	$25,152,663
(63,136,620)	(16,692,401)	(50,334,226)	(3,703,804)	(2,876,118)	(5,111,485)	(4,323,275)
$314,245,957	$ 71,699,794	$157,990,346	$ 5,513,628	$ 6,573,704	$ 9,272,293	$20,829,388

$ 53.72	$ 51.21	$ 46.81	$ 44.11	$ 65.74	$ 37.09	$ 69.43
5,850,000	1,400,000	3,375,000	125,000	100,000	250,000	300,000

$369,907,495	$ 83,472,317	$182,243,961	$ 7,851,083	$ 8,118,919	$13,095,536	$24,767,602
6,523,148	269,216	1,595,568	1,508	238,024	7,452	137,923
$376,430,643	$ 83,741,533	$183,839,529	$ 7,852,591	$ 8,356,943	$13,102,988	$24,905,525
$ 1,223,663	$ 193,099	$ 519,368	$ 1,567	$ 23,492	$ 32,234	$ 49,949
$ 14,167,663	$ 829,047	$ 2,039,364	$ —	$ 373,002	$ 16,154	$ 388,137
95

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2020 (Unaudited)

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
ASSETS
Investments in unaffiliated issuers, at value*	$445,609,313	$ 224,975,460	$ 300,713,942	$6,557,119
Investments in affiliated issuers, at value	1,132,647	15,802,103	1,118,234	897
Total Investments	446,741,960	240,777,563	301,832,176	6,558,016
Foreign currency, at value	1,350,388	1,261,344	72,662	1,452
Cash	—	—	2	—
Receivable for investments sold	56,987	3,593,983	—	—
Dividends receivable — unaffiliated issuers	443,285	1,526,551	398,304	21,426
Dividends receivable — affiliated issuers	2,729	821	494	4
Securities lending income receivable — unaffiliated issuers	9,378	12,424	1,321	95
Securities lending income receivable — affiliated issuers	3,163	14,396	965	—
Receivable from Adviser	—	—	—	356
Receivable for foreign taxes recoverable	222	161,316	80,538	—
TOTAL ASSETS	448,608,112	247,348,398	302,386,462	6,581,349
LIABILITIES
Due to custodian	56,987	74,881	—	—
Payable upon return of securities loaned	980,825	15,488,163	724,109	—
Payable for investments purchased	92,456	4,533,791	—	—
Advisory fee payable	193,900	84,314	114,205	1,157
Trustees’ fees and expenses payable	703	183	10	5
TOTAL LIABILITIES	1,324,871	20,181,332	838,324	1,162
NET ASSETS	$447,283,241	$ 227,167,066	$ 301,548,138	$6,580,187
NET ASSETS CONSIST OF:
Paid-in Capital	$539,224,106	$ 353,047,188	$ 412,592,888	$7,563,996
Total distributable earnings (loss)	(91,940,865)	(125,880,122)	(111,044,750)	(983,809)
NET ASSETS	$447,283,241	$ 227,167,066	$ 301,548,138	$6,580,187
NET ASSET VALUE PER SHARE
Net asset value per share	$ 84.39	$ 48.33	$ 38.91	$ 52.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,300,000	4,700,000	7,750,000	125,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$466,420,053	$ 324,945,557	$ 383,520,391	$7,473,272
Investments in affiliated issuers	1,132,821	15,802,005	1,118,369	896
Total cost of investments	$467,552,874	$ 340,747,562	$ 384,638,760	$7,474,168
Foreign currency, at cost	$ 1,366,360	$ 1,258,369	$ 72,522	$ 1,473
* Includes investments in securities on loan, at value	$ 7,625,630	$ 35,592,659	$ 12,323,968	$ 90,287
See accompanying notes to financial statements.
96

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97

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 51,491	$ 870,326	$ 352,605	$ 1,093,492
Dividend income — affiliated issuers	40	1,925	236	655
Unaffiliated securities lending income	5,535	2,162	3,677	2,521
Affiliated securities lending income	4,558	3,616	14,015	4,511
Foreign taxes withheld	(7,737)	(27,792)	(52,853)	(86,504)
TOTAL INVESTMENT INCOME (LOSS)	53,887	850,237	317,680	1,014,675
EXPENSES
Advisory fee	35,257	125,909	22,001	141,965
Trustees’ fees and expenses	111	473	129	532
TOTAL EXPENSES	35,368	126,382	22,130	142,497
Expenses waived/reimbursed by the Adviser	—	(42,443)	(6,729)	(47,854)
NET EXPENSES	35,368	83,939	15,401	94,643
NET INVESTMENT INCOME (LOSS)	$ 18,519	$ 766,298	$ 302,279	$ 920,032
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,263,495)	(630,652)	(218,974)	(169,793)
Investments — affiliated issuers	(3)	(142)	(10)	(1)
In-kind redemptions — unaffiliated issuers	55,266	1,275,070	—	—
In-kind redemptions — affiliated issuers	—	(1,018)	—	—
Foreign currency transactions	219	(9,900)	(3,714)	(6,789)
Net realized gain (loss)	(1,208,013)	633,358	(222,698)	(176,583)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(883,168)	(13,183,021)	(5,237,361)	(16,688,600)
Investments — affiliated issuers	—	(2,746)	(3)	3
Foreign currency translations	292	(661)	(588)	1,170
Net change in unrealized appreciation/depreciation	(882,876)	(13,186,428)	(5,237,952)	(16,687,427)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,090,889)	(12,553,070)	(5,460,650)	(16,864,010)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,072,370)	$(11,786,772)	$(5,158,371)	$(15,943,978)
* Includes foreign capital gain taxes	$ —	$ 2,096	$ —	$ —
** Includes foreign deferred taxes	$ —	$ 2,004	$ —	$ —
See accompanying notes to financial statements.
98

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

4,706,487	$ 756,214	$ 1,935,807	$ 24,044	$ 94,880	$ 250,225	$ 316,564
3,319	1,153	3,050	6	49	145	523
8,009	4,090	5,250	—	172	56	434
21,385	1,901	5,252	—	361	95	655
(385,619)	(90,895)	(186,065)	(3,524)	(9,482)	(3,714)	(11,066)
4,353,581	672,463	1,763,294	20,526	85,980	246,807	307,110

551,920	130,229	297,461	7,409	7,554	12,115	40,516
2,070	529	1,934	49	40	63	135
553,990	130,758	299,395	7,458	7,594	12,178	40,651
—	—	—	(2,272)	(2,306)	(3,697)	—
553,990	130,758	299,395	5,186	5,288	8,481	40,651
$ 3,799,591	$ 541,705	$ 1,463,899	$ 15,340	$ 80,692	$ 238,326	$ 266,459

(322,193)	(2,295,572)	(2,952,088)	(39,993)	(8,589)	(57,650)	151,615
78	(275)	(186)	—	—	4	(85)
7,506,966	938,012	7,509,648	366,509	—	(257,176)	23,246
—	—	—	—	—	—	(1,078)
(16,888)	(25,284)	(82,409)	64	(1,113)	(637)	(1,965)
7,167,963	(1,383,119)	4,474,965	326,580	(9,702)	(315,459)	171,733

(64,599,455)	(10,840,018)	(37,023,045)	(1,541,171)	(824,922)	(2,976,062)	(5,297,904)
34	—	168	—	1	—	(2,945)
10,330	(13,640)	(18,609)	868	747	(595)	(786)
(64,589,091)	(10,853,658)	(37,041,486)	(1,540,303)	(824,174)	(2,976,657)	(5,301,635)
(57,421,128)	(12,236,777)	(32,566,521)	(1,213,723)	(833,876)	(3,292,116)	(5,129,902)
$(53,621,537)	$(11,695,072)	$(31,102,622)	$(1,198,383)	$(753,184)	$(3,053,790)	$(4,863,443)
$ —	$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ 11,605	$ 315,294	$ —	$ —	$ —	$ —
99

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,947,763	$ 7,166,647	$ 6,704,850	67,756
Dividend income — affiliated issuers	16,644	3,473	5,861	87
Dividend income — non-cash transactions	60,185	—	455,028	—
Unaffiliated securities lending income	66,292	31,805	9,910	432
Affiliated securities lending income	33,464	70,810	5,554	—
Foreign taxes withheld	(158,120)	(482,679)	(313,401)	—
TOTAL INVESTMENT INCOME (LOSS)	1,966,228	6,790,056	6,867,802	68,275
EXPENSES
Advisory fee	1,197,980	587,186	810,565	7,590
Trustees’ fees and expenses	3,228	1,916	2,485	60
TOTAL EXPENSES	1,201,208	589,102	813,050	7,650
Expenses waived/reimbursed by the Adviser	—	—	—	(2,337)
NET EXPENSES	1,201,208	589,102	813,050	5,313
NET INVESTMENT INCOME (LOSS)	$ 765,020	$ 6,200,954	$ 6,054,752	$ 62,962
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,526,179)	(12,533,337)	(784,649)	(61,865)
Investments — affiliated issuers	(4,058)	(1,067)	(1,106)	(3)
In-kind redemptions — unaffiliated issuers	2,135,762	21,001,082	4,930,339	—
Foreign currency transactions	(91,178)	(39,995)	(18,359)	156
Net realized gain (loss)	514,347	8,426,683	4,126,225	(61,712)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(50,689,417)	(100,498,724)	(119,989,032)	(688,341)
Investments — affiliated issuers	(174)	95	(135)	1
Foreign currency translations	(21,363)	2,672	(3,653)	25
Net change in unrealized appreciation/depreciation	(50,710,954)	(100,495,957)	(119,992,820)	(688,315)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(50,196,607)	(92,069,274)	(115,866,595)	(750,027)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(49,431,587)	$ (85,868,320)	$(109,811,843)	$(687,065)
See accompanying notes to financial statements.
100

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101

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,519	$ 422,694	$ 766,298	$ 2,162,322
Net realized gain (loss)	(1,208,013)	(1,040,203)	633,358	13,654,138
Net change in unrealized appreciation/depreciation	(882,876)	(712,310)	(13,186,428)	(25,504,269)
Net increase (decrease) in net assets resulting from operations	(2,072,370)	(1,329,819)	(11,786,772)	(9,687,809)
Net equalization credits and charges	18,114	(12,895)	(68,508)	27,374
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(82,488)	(598,209)	(1,036,210)	(2,546,683)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	—	26,641,940
Cost of shares redeemed	(3,007,209)	(11,042,880)	(15,172,302)	(97,534,124)
Net income equalization	(18,114)	12,895	68,508	(27,374)
Other Capital	—	—	2,526	3,410
Net increase (decrease) in net assets from beneficial interest transactions	(3,025,323)	(11,029,985)	(15,101,268)	(70,916,148)
Net increase (decrease) in net assets during the period	(5,162,067)	(12,970,908)	(27,992,758)	(83,123,266)
Net assets at beginning of period	16,928,446	29,899,354	82,838,466	165,961,732
NET ASSETS AT END OF PERIOD	$11,766,379	$ 16,928,446	$ 54,845,708	$ 82,838,466
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	300,000
Shares redeemed	(50,000)	(200,000)	(200,000)	(1,200,000)
Net increase (decrease)	(50,000)	(200,000)	(200,000)	(900,000)
See accompanying notes to financial statements.
102

SPDR Solactive Canada ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19

$ 302,279	$ 639,992	$ 920,032	$ 2,184,643	$ 3,799,591	$ 8,091,554
(222,698)	132,897	(176,583)	230,992	7,167,963	(2,464,713)
(5,237,952)	153,343	(16,687,427)	(3,033,649)	(64,589,091)	(1,715,552)
(5,158,371)	926,232	(15,943,978)	(618,014)	(53,621,537)	3,911,289
17,131	(8,870)	115,220	63,743	—	—

(368,354)	(618,682)	(997,718)	(2,127,783)	(4,815,121)	(8,422,134)

1,503,914	1,421,080	22,881,827	16,470,423	94,999,310	80,004,903
—	(4,366,949)	—	(6,484,850)	(42,861,921)	(20,899,522)
(17,131)	8,870	(115,220)	(63,743)	—	—
—	—	957	—	7,133	2,698
1,486,783	(2,936,999)	22,767,564	9,921,830	52,144,522	59,108,079
(4,022,811)	(2,638,319)	5,941,088	7,239,776	(6,292,136)	54,597,234
21,099,561	23,737,880	84,177,081	76,937,305	320,538,093	265,940,859
$17,076,750	$21,099,561	$ 90,118,169	$84,177,081	$314,245,957	$320,538,093

25,000	25,000	350,000	250,000	1,450,000	1,300,000
—	(75,000)	—	(100,000)	(700,000)	(350,000)
25,000	(50,000)	350,000	150,000	750,000	950,000
103

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 541,705	$ 1,713,787	$ 1,463,899	$ 7,671,203
Net realized gain (loss)	(1,383,119)	(1,173,367)	4,474,965	(8,577,105)
Net change in unrealized appreciation/depreciation	(10,853,658)	(1,761,597)	(37,041,486)	(1,306,445)
Net increase (decrease) in net assets resulting from operations	(11,695,072)	(1,221,177)	(31,102,622)	(2,212,347)
Net equalization credits and charges	440,153	212,906	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,179,001)	(820,869)	(4,426,579)	(7,885,947)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	22,376,803	42,361,340	15,807,287	26,208,036
Cost of shares redeemed	(8,559,275)	—	(91,287,370)	(14,012,108)
Net income equalization	(440,153)	(212,906)	—	—
Other Capital	35,840	43,362	133,121	43,644
Net increase (decrease) in net assets from beneficial interest transactions	13,413,215	42,191,796	(75,346,962)	12,239,572
Net increase (decrease) in net assets during the period	(20,705)	40,362,656	(110,876,163)	2,141,278
Net assets at beginning of period	71,720,499	31,357,843	268,866,509	266,725,231
NET ASSETS AT END OF PERIOD	$ 71,699,794	$71,720,499	$ 157,990,346	$268,866,509
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	700,000	275,000	450,000
Shares redeemed	(150,000)	—	(1,575,000)	(250,000)
Net increase (decrease)	200,000	700,000	(1,300,000)	200,000
See accompanying notes to financial statements.
104

SPDR Solactive Germany ETF		SPDR Solactive Japan ETF		SPDR Solactive United Kingdom ETF
Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19

$ 15,340	$ 228,491	$ 80,692	$ 168,825	$ 238,326	$ 481,627
326,580	(148,848)	(9,702)	(663,979)	(315,459)	(164,382)
(1,540,303)	(672,541)	(824,174)	(733,459)	(2,976,657)	(551,147)
(1,198,383)	(592,898)	(753,184)	(1,228,613)	(3,053,790)	(233,902)
109	424	—	43,737	12,077	(8,937)

—	(241,939)	(109,930)	(313,379)	(276,448)	(450,912)

1,515,129	1,330,529	—	—	2,537,037	2,391,999
(3,024,052)	(1,349,117)	—	(7,067,661)	(840,487)	(1,290,282)
(109)	(424)	—	(43,737)	(12,077)	8,937
—	—	—	—	—	—
(1,509,032)	(19,012)	—	(7,111,398)	1,684,473	1,110,654
(2,707,306)	(853,425)	(863,114)	(8,609,653)	(1,633,688)	416,903
8,220,934	9,074,359	7,436,818	16,046,471	10,905,981	10,489,078
$ 5,513,628	$ 8,220,934	$6,573,704	$ 7,436,818	$ 9,272,293	$10,905,981

25,000	25,000	—	—	50,000	50,000
(50,000)	(25,000)	—	(100,000)	(25,000)	(25,000)
(25,000)	—	—	(100,000)	25,000	25,000
105

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 266,459	$ 528,767	$ 765,020	$ 9,048,371
Net realized gain (loss)	171,733	1,993,284	514,347	3,721,927
Net change in unrealized appreciation/depreciation	(5,301,635)	(1,491,987)	(50,710,954)	(20,574,692)
Net increase (decrease) in net assets resulting from operations	(4,863,443)	1,030,064	(49,431,587)	(7,804,394)
Net equalization credits and charges	—	—	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(298,097)	(637,363)	(5,973,340)	(9,768,703)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,675,898	7,715,033	72,097,298	56,416,552
Cost of shares redeemed	(6,860,732)	(15,400,953)	(9,770,357)	(36,592,543)
Net income equalization	—	—	—	—
Other Capital	291	628	94,104	113,100
Net increase (decrease) in net assets from beneficial interest transactions	1,815,457	(7,685,292)	62,421,045	19,937,109
Net increase (decrease) in net assets during the period	(3,346,083)	(7,292,591)	7,016,118	2,364,012
Net assets at beginning of period	24,175,471	31,468,062	440,267,123	437,903,111
NET ASSETS AT END OF PERIOD	$20,829,388	$ 24,175,471	$447,283,241	$440,267,123
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	700,000	600,000
Shares redeemed	(100,000)	(200,000)	(100,000)	(400,000)
Net increase (decrease)	—	(100,000)	600,000	200,000
See accompanying notes to financial statements.
106

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR Solactive Hong Kong ETF
Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19

$ 6,200,954	$ 10,634,227	$ 6,054,752	$ 11,635,520	$ 62,962	$ 210,482
8,426,683	(1,525,623)	4,126,225	(4,321,824)	(61,712)	(43,114)
(100,495,957)	4,027,422	(119,992,820)	35,347,688	(688,315)	(298,439)
(85,868,320)	13,136,026	(109,811,843)	42,661,384	(687,065)	(131,071)
(9,208)	162,067	—	—	—	—

(6,417,803)	(11,452,864)	(7,452,337)	(10,356,948)	(94,192)	(143,753)

174,180,220	97,255,977	48,867,244	120,445,493	—	1,553,519
(131,423,559)	(29,671,050)	(29,879,696)	(5,141,469)	—	—
9,208	(162,067)	—	—	—	—
7,124	4,025	2,184	4,889	—	2,121
42,772,993	67,426,885	18,989,732	115,308,913	—	1,555,640
(49,522,338)	69,272,114	(98,274,448)	147,613,349	(781,257)	1,280,816
276,689,404	207,417,290	399,822,586	252,209,237	7,361,444	6,080,628
$ 227,167,066	$276,689,404	$ 301,548,138	$399,822,586	$6,580,187	$7,361,444

2,475,000	1,500,000	900,000	2,400,000	—	25,000
(1,875,000)	(450,000)	(650,000)	(100,000)	—	—
600,000	1,050,000	250,000	2,300,000	—	25,000
107

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 56.43	$ 59.80	$ 62.56	$ 47.42	$ 46.83	$ 50.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	1.19	1.41	0.94	1.00	1.18
Net realized and unrealized gain (loss) (b)	(9.17)	(2.75)	(3.00)	15.17	0.43	(4.00)
Total from investment operations	(9.10)	(1.56)	(1.59)	16.11	1.43	(2.82)
Net equalization credits and charges (a)	0.07	(0.04)	(0.02)	0.01	(0.04)	0.40
Distributions to shareholders from:
Net investment income	(0.33)	(1.77)	(1.15)	(0.98)	(0.80)	(1.40)
Net asset value, end of period	$ 47.07	$ 56.43	$ 59.80	$ 62.56	$ 47.42	$ 46.83
Total return (c)	(16.15)%	(2.59)%	(2.59)%	34.30%	3.14%	(4.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,766	$16,928	$29,899	$18,769	$11,854	$11,708
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.46%	0.45%	0.45%	0.46%
Net investment income (loss)	0.24%(d)	2.14%	2.25%	1.79%	2.13%	2.33%
Portfolio turnover rate (e)	36%(f)	46%	61%	40%	53%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
108

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	For the Period 11/26/14*- 9/30/15
Net asset value, beginning of period	$ 92.04	$ 92.20	$ 86.02	$ 74.37	$ 67.90	$ 75.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	2.09	1.96	1.82	1.69	1.53
Net realized and unrealized gain (loss) (b)	(13.33)	(0.25)	6.04	11.37	6.47	(7.64)
Total from investment operations	(12.46)	1.84	8.00	13.19	8.16	(6.11)
Net equalization credits and charges (a)	(0.08)	0.03	0.01	0.17	0.02	0.03
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.15)	(2.03)	(1.83)	(1.71)	(1.66)	(1.02)
Net realized gains	—	—	—	—	(0.05)	—
Total distributions	(1.15)	(2.03)	(1.83)	(1.71)	(1.71)	(1.02)
Net asset value, end of period	$ 78.35	$ 92.04	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Total return (d)	(13.88)%	2.25%	9.36%	18.16%	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,846	$82,838	$165,962	$146,234	$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.83%(e)	2.39%	2.17%	2.28%	2.38%	2.42%(e)
Portfolio turnover rate (f)	4%(g)	15%	17%	12%	12%	4%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Canada ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 60.28	$ 59.34	$ 59.62	$ 52.66	$ 46.60	$ 59.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.66	1.28	1.17	1.13	1.18
Net realized and unrealized gain (loss) (b)	(14.62)	0.86	(0.21)	6.80	5.90	(13.19)
Total from investment operations	(13.81)	2.52	1.07	7.97	7.03	(12.01)
Net equalization credits and charges (a)	0.05	(0.02)	(0.14)	0.09	0.11	0.40
Distributions to shareholders from:
Net investment income	(0.98)	(1.56)	(1.21)	(1.10)	(1.08)	(1.61)
Net asset value, end of period	$ 45.54	$ 60.28	$ 59.34	$ 59.62	$ 52.66	$ 46.60
Total return (c)	(23.26)%	4.61%	1.54%	15.52%	15.62%	(19.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,077	$21,100	$23,738	$38,753	$18,430	$ 9,319
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%(d)	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.75%(d)	2.92%	2.15%	2.11%	2.30%	2.21%
Portfolio turnover rate (e)	3%(f)	8%	29%	17%	21%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	For the Period 10/25/16*- 9/30/17
Net asset value, beginning of period	$ 67.34	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.95	2.10	1.72
Net realized and unrealized gain (loss) (b)	(11.05)	(2.68)	(1.07)	10.56
Total from investment operations	(10.39)	(0.73)	1.03	12.28
Net equalization credits and charges (a)	0.08	0.06	0.04	0.02
Other capital	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.71)	(1.93)	(1.62)	(1.56)
Net realized gains	—	—	(0.25)	—
Total distributions	(0.71)	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 56.32	$ 67.34	$ 69.94	$ 70.74
Total return (d)	(15.53)%	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,118	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.94%(e)	2.97%	2.93%	2.83%(e)
Portfolio turnover rate (f)	4%(g)	6%	5%	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 62.85	$ 64.08	$ 63.16	$ 55.43	$52.68	$57.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.84	1.85	1.90	1.56	1.60
Net realized and unrealized gain (loss) (b)	(8.93)	(1.08)	0.64	6.86	2.70	(4.56)
Total from investment operations	(8.27)	0.76	2.49	8.76	4.26	(2.96)
Other capital	0.00(c)	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.86)	(1.99)	(1.57)	(1.03)	(1.51)	(1.64)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(0.86)	(1.99)	(1.57)	(1.03)	(1.51)	(1.64)
Net asset value, end of period	$ 53.72	$ 62.85	$ 64.08	$ 63.16	$55.43	$52.68
Total return (d)	(13.42)%	1.39%	3.95%	15.92%	8.21%	(5.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$314,246	$320,538	$265,941	$192,644	$8,315	$5,268
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.07%(e)	3.02%	2.87%	3.20%	2.89%	2.80%
Portfolio turnover rate (f)	6%(g)	12%	6%	9%	20%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	For the Period 10/25/16*- 9/30/17
Net asset value, beginning of period	$ 59.77	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	2.15(b)	1.42	1.38
Net realized and unrealized gain (loss) (c)	(7.88)	(4.16)	(3.17)	9.81
Total from investment operations	(7.49)	(2.01)	(1.75)	11.19
Net equalization credits and charges (a)	0.31	0.27	0.25	0.17
Other capital	0.03	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.41)	(1.26)	(0.62)	(1.12)
Net realized gains	—	—	(0.44)	—
Total distributions	(1.41)	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 51.21	$ 59.77	$ 62.72	$ 65.27
Total return (d)	(12.48)%	(2.62)%(b)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,700	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%(e)
Net investment income (loss)	1.25%(e)	3.54%(b)	2.10%	2.44%(e)
Portfolio turnover rate (f)	16%(g)	7%	8%	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
113

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 57.51	$ 59.60	$ 60.69	$ 53.58	$ 47.58	$ 59.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	1.63	1.53	1.40	1.27	1.58
Net realized and unrealized gain (loss) (b)	(9.84)	(2.02)	(1.35)	6.69	5.69	(12.48)
Total from investment operations	(9.41)	(0.39)	0.18	8.09	6.96	(10.90)
Other capital	0.04	0.01	0.04	0.01	0.05	0.20
Distributions to shareholders from:
Net investment income	(1.33)	(1.71)	(1.31)	(0.99)	(1.01)	(1.31)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(1.33)	(1.71)	(1.31)	(0.99)	(1.01)	(1.31)
Net asset value, end of period	$ 46.81	$ 57.51	$ 59.60	$ 60.69	$ 53.58	$ 47.58
Total return (d)	(16.82)%	(0.52)%	0.23%	15.39%	15.00%	(18.29)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$157,990	$268,867	$266,725	$213,945	$116,539	$71,371
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.48%(e)	2.84%	2.44%	2.50%	2.59%	2.82%
Portfolio turnover rate (f)	14%(g)	23%	30%	17%	34%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
114

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Germany ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 54.81	$60.50	$63.06	$ 52.12	$ 48.44	$53.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	1.57	1.13	1.39(b)	1.20	1.24
Net realized and unrealized gain (loss) (c)	(10.82)	(5.65)	(2.06)	10.33	3.33	(5.39)
Total from investment operations	(10.70)	(4.08)	(0.93)	11.72	4.53	(4.15)
Net equalization credits and charges (a)	0.00(d)	0.00(d)	(0.05)	0.58	0.20	0.18
Distributions to shareholders from:
Net investment income	—	(1.61)	(1.58)	(1.36)	(1.05)	(1.17)
Net asset value, end of period	$ 44.11	$54.81	$60.50	$ 63.06	$ 52.12	$48.44
Total return (e)	(19.52)%	(6.75)%	(1.64)%	23.78%(b)	9.99%	(7.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,514	$8,221	$9,074	$18,917	$13,031	$9,688
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%(f)	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	0.41%(f)	2.85%	1.76%	2.44%(b)	2.37%	2.26%
Portfolio turnover rate (g)	1%(h)	13%	28%	19%	27%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Japan ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 74.37	$80.23	$ 74.49	$ 67.43	$ 59.76	$ 60.46
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.29	1.50	1.16	0.95	0.88
Net realized and unrealized gain (loss) (b)	(8.34)	(5.55)	5.63	6.99	7.42	(0.97)
Total from investment operations	(7.53)	(4.26)	7.13	8.15	8.37	(0.09)
Net equalization credits and charges (a)	—	0.33	(0.06)	(0.01)	0.27	0.24
Distributions to shareholders from:
Net investment income	(1.10)	(1.93)	(1.33)	(1.08)	(0.96)	(0.84)
Net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	(1.10)	(1.93)	(1.33)	(1.08)	(0.97)	(0.85)
Net asset value, end of period	$ 65.74	$74.37	$ 80.23	$ 74.49	$ 67.43	$ 59.76
Total return (c)	(10.37)%	(4.71)%	9.52%	12.21%	14.55%	0.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,574	$7,437	$16,046	$14,897	$13,487	$11,951
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%(d)	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.14%(d)	1.78%	1.89%	1.67%	1.48%	1.38%
Portfolio turnover rate (e)	1%(f)	4%	53%	22%	23%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
116

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive United Kingdom ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 48.47	$ 52.45	$ 52.99	$48.26	$50.14	$57.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	2.44	2.34	2.26	1.82	2.18
Net realized and unrealized gain (loss) (b)	(11.27)	(3.96)	(1.29)	3.20	(1.77)	(7.43)
Total from investment operations	(10.32)	(1.52)	1.05	5.46	0.05	(5.25)
Net equalization credits and charges (a)	0.05	(0.05)	0.28	1.18	—	0.34
Distributions to shareholders from:
Net investment income	(1.11)	(2.41)	(1.87)	(1.91)	(1.93)	(2.03)
Net asset value, end of period	$ 37.09	$ 48.47	$ 52.45	$52.99	$48.26	$50.14
Total return (c)	(21.80)%	(2.77)%	2.46%	14.13%	0.18%	(8.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,272	$10,906	$10,489	$5,299	$2,413	$2,507
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.30%	0.30%	0.31%	0.30%
Net expenses	0.14%(d)	0.14%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	3.93%(d)	5.01%	4.38%	4.49%	3.71%	3.90%
Portfolio turnover rate (e)	3%(f)	13%	50%	27%	24%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
117

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 80.58	$ 78.67	$ 72.02	$ 63.75	$57.96	$59.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.61	1.61	1.58	1.40	1.35
Net realized and unrealized gain (loss) (b)	(10.97)	2.10	6.89	8.20	6.46	(2.04)
Total from investment operations	(10.16)	3.71	8.50	9.78	7.86	(0.69)
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.99)	(1.80)	(1.48)	(1.51)	(1.37)	(1.30)
Net realized gains	—	—	(0.37)	—	(0.70)	(0.00)(c)
Total distributions	(0.99)	(1.80)	(1.85)	(1.51)	(2.07)	(1.30)
Net asset value, end of period	$ 69.43	$ 80.58	$ 78.67	$ 72.02	$63.75	$57.96
Total return (d)	(12.84)%	4.99%	11.93%	15.53%	13.78%	(1.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,829	$24,175	$31,468	$21,606	$6,375	$5,796
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.97%(e)	2.13%	2.13%	2.32%	2.29%	2.18%
Portfolio turnover rate (f)	11%(g)	14%	18%	12%	18%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 93.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62	$ 83.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	1.89	1.93	1.71	1.38	1.83
Net realized and unrealized gain (loss) (b)	(8.23)	(3.50)	(1.22)	16.67	10.81	(11.83)
Total from investment operations	(8.08)	(1.61)	0.71	18.38	12.19	(10.00)
Other capital	0.02	0.02	0.01	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.22)	(2.05)	(1.90)	(1.81)	(2.89)	(1.22)
Net asset value, end of period	$ 84.39	$ 93.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62
Total return (d)	(8.84)%	(1.56)%	0.63%	23.02%	17.24%	(12.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$447,283	$440,267	$437,903	$413,653	$335,858	$428,447
Ratios to average net assets:
Total expenses	0.49%(e)	0.49%	0.49%	0.49%	0.49%	0.53%
Net investment income (loss)	0.31%(e)	2.01%	1.86%	1.98%	1.85%	2.14%
Portfolio turnover rate (f)	2%(g)	14%	5%	4%	1%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
119

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 67.49	$ 68.01	$ 67.64	$ 63.21	$ 58.60	$ 64.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.41	2.85	2.84	2.44	2.56	2.70
Net realized and unrealized gain (loss) (b)	(19.13)	(0.34)	(0.04)	4.19	4.87	(6.27)
Total from investment operations	(17.72)	2.51	2.80	6.63	7.43	(3.57)
Net equalization credits and charges (a)	(0.00)(c)	0.04	0.06	0.10	0.08	0.39
Other capital	0.00(c)	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.44)	(3.07)	(2.49)	(2.30)	(2.61)	(2.61)
Net realized gains	—	—	—	—	(0.29)	(0.50)
Total distributions	(1.44)	(3.07)	(2.49)	(2.30)	(2.90)	(3.11)
Net asset value, end of period	$ 48.33	$ 67.49	$ 68.01	$ 67.64	$ 63.21	$ 58.60
Total return (d)	(26.68)%	3.98%	4.23%	10.83%	13.16%	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,167	$276,689	$207,417	$165,725	$104,298	$73,250
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.22%(e)	4.31%	4.12%	3.76%	4.27%	4.16%
Portfolio turnover rate (f)	53%(g)	53%	39%	47%	49%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
120

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 53.31	$ 48.50	$ 51.82	$ 47.69	$ 43.31	$ 48.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	1.86	1.81	1.73	1.58	1.46
Net realized and unrealized gain (loss) (b)	(14.20)	4.63	(3.55)	4.03	4.23	(5.62)
Total from investment operations	(13.41)	6.49	(1.74)	5.76	5.81	(4.16)
Other capital	0.00(c)	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.99)	(1.68)	(1.58)	(1.63)	(1.43)	(1.37)
Net asset value, end of period	$ 38.91	$ 53.31	$ 48.50	$ 51.82	$ 47.69	$ 43.31
Total return (d)	(25.70)%	13.76%	(3.43)%	12.35%	13.85%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$301,548	$399,823	$252,209	$181,377	$85,850	$56,299
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.99%(e)	3.69%	3.61%	3.54%	3.55%	3.03%
Portfolio turnover rate (f)	2%(g)	14%	21%	22%	21%	7%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
121

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Hong Kong ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	For the Period 09/18/18* - 9/30/18
Net asset value, beginning of period	$58.89	$60.81	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	1.81	0.02
Net realized and unrealized gain (loss) (b)	(6.00)	(2.56)	0.69
Total from investment operations	(5.50)	(0.75)	0.71
Other capital	—	0.02	0.10
Distributions to shareholders from:
Net investment income	(0.75)	(1.19)	—
Net asset value, end of period	$52.64	$58.89	$60.81
Total return (c)	(9.55)%	(1.29)%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,580	$7,361	$6,081
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.20%(d)
Net expenses	0.14%(d)	0.14%	0.14%(d)
Net investment income (loss)	1.66%(d)	2.90%	0.80%(d)
Portfolio turnover rate (e)	4%(f)	5%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.
See accompanying notes to financial statements.
122

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive United Kingdom ETF, SPDR S&P Emerging Asia Pacific ETF and SPDR Solactive Hong Kong ETF which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized
123

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
124

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2020:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR Solactive Germany ETF
SPDR Solactive United Kingdom ETF
SPDR S&P Global Dividend ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI Low Carbon Target ETF	0.30 (1)
SPDR Solactive Canada ETF	0.20 (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30 (1)
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR Solactive Germany ETF	0.20 (1)
SPDR Solactive Japan ETF	0.20 (1)
SPDR Solactive United Kingdom ETF	0.20 (1)
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR Solactive Hong Kong ETF	0.20 (1)
(1)	The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2021, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, of the SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF are limited to 0.20%, 0.14%, 0.20%, 0.14%, 0.14%, 0.14%, and 0.14%, respectively, of the applicable Fund’s average daily net assets. Each contractual fee waiver and/or expense reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and a waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2021. Each waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board. For the period ended March 31, 2020, the SPDR MSCI ACWI Low Carbon Target ETF, SPDR Solactive Canada ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF waived $42,443, $6,729, $47,854, $2,272, $2,306, $3,697 and $2,337 respectively.
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2020, were as follows:
	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$ 5,567,710	$ 5,690,797
SPDR MSCI ACWI Low Carbon Target ETF	3,510,008	4,619,162
SPDR Solactive Canada ETF	707,424	723,256
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

	Purchases	Sales
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$ 26,063,833	$ 3,246,666
SPDR MSCI EAFE StrategicFactors ETF	24,879,419	20,754,068
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	26,476,967	13,364,287
SPDR MSCI Emerging Markets StrategicFactors ETF	28,476,467	66,638,672
SPDR Solactive Germany ETF	100,715	87,339
SPDR Solactive Japan ETF	87,117	113,374
SPDR Solactive United Kingdom ETF	334,719	370,397
SPDR MSCI World StrategicFactors ETF	2,906,971	2,767,382
SPDR S&P Emerging Asia Pacific ETF	51,673,692	10,860,070
SPDR S&P Global Dividend ETF	158,046,285	150,515,811
SPDR S&P Global Infrastructure ETF	8,252,807	7,787,906
SPDR Solactive Hong Kong ETF	295,238	325,573
For the period ended March 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$ —	$ 2,935,236	$ 55,266
SPDR MSCI ACWI Low Carbon Target ETF	—	14,096,977	1,274,052
SPDR Solactive Canada ETF	1,503,329	—	—
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	21,724,298	—	—
SPDR MSCI EAFE StrategicFactors ETF	88,192,707	41,687,738	7,506,966
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	—	938,012
SPDR MSCI Emerging Markets StrategicFactors ETF	4,297,904	43,256,433	7,509,648
SPDR Solactive Germany ETF	1,515,392	3,024,417	366,509
SPDR Solactive Japan ETF	—	—	—
SPDR Solactive United Kingdom ETF	2,517,664	840,632	(257,176)
SPDR MSCI World StrategicFactors ETF	8,457,279	6,808,037	22,168
SPDR S&P Emerging Asia Pacific ETF	21,276,334	5,911,709	2,135,762
SPDR S&P Global Dividend ETF	169,473,263	132,385,995	21,001,082
SPDR S&P Global Infrastructure ETF	47,311,264	29,801,577	4,930,339
SPDR Solactive Hong Kong ETF	—	—	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2019, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$ 14,528,362	$ 627,894	$ 3,243,496	$ (2,615,602)
SPDR MSCI ACWI Low Carbon Target ETF	61,374,110	5,899,212	12,143,523	(6,244,311)
SPDR Solactive Canada ETF	21,921,204	879,957	5,398,901	(4,518,944)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	107,437,233	4,724,087	21,591,784	(16,867,697)
SPDR MSCI EAFE StrategicFactors ETF	377,755,385	14,587,730	74,344,720	(59,756,990)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	84,059,514	3,143,962	15,667,136	(12,523,174)
SPDR MSCI Emerging Markets StrategicFactors ETF	185,498,644	13,295,774	40,446,085	(27,150,311)
SPDR Solactive Germany ETF	7,866,168	9,742	2,495,089	(2,485,347)
SPDR Solactive Japan ETF	8,374,774	301,547	1,962,619	(1,661,072)
SPDR Solactive United Kingdom ETF	13,123,519	121,057	4,054,011	(3,932,954)
SPDR MSCI World StrategicFactors ETF	25,099,393	367,243	4,649,633	(4,282,390)
SPDR S&P Emerging Asia Pacific ETF	469,733,376	87,999,056	110,990,472	(22,991,416)
SPDR S&P Global Dividend ETF	341,977,009	695,833	101,895,279	(101,199,446)
SPDR S&P Global Infrastructure ETF	384,958,464	14,252,436	97,378,724	(83,126,288)
SPDR Solactive Hong Kong ETF	7,482,356	268,483	1,192,823	(924,340)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$ 605,652	$ 189,720	$ 420,451	$ 610,171
SPDR MSCI ACWI Low Carbon Target ETF	1,209,785	556,109	699,153	1,255,262
SPDR Solactive Canada ETF	1,885,107	406,358	1,541,570	1,947,928
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,864,507	1,102,792	1,904,173	3,006,965
SPDR MSCI EAFE StrategicFactors ETF	14,167,663	6,474,381	8,450,293	14,924,674
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	829,047	267,719	568,262	835,981
SPDR MSCI Emerging Markets StrategicFactors ETF	2,039,364	1,355,092	753,251	2,108,343
SPDR Solactive Japan ETF	373,002	236,131	161,390	397,521
SPDR Solactive United Kingdom ETF	16,154	7,452	9,237	16,689
SPDR MSCI World StrategicFactors ETF	388,137	109,954	297,870	407,824
SPDR S&P Emerging Asia Pacific ETF	7,625,630	980,825	7,300,027	8,280,852
SPDR S&P Global Dividend ETF	35,592,659	15,488,163	20,489,038	35,977,201
SPDR S&P Global Infrastructure ETF	12,323,968	724,109	11,305,026	12,029,135
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2020:
		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$ 189,720	$—	$—	$—	$ 189,720	$ 189,720
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	556,109	—	—	—	556,109	556,109
SPDR Solactive Canada ETF	Common Stocks	406,358	—	—	—	406,358	406,358
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	1,102,792	—	—	—	1,102,792	1,102,792
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	6,474,381	—	—	—	6,474,381	6,474,381
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	267,719	—	—	—	267,719	267,719
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	1,355,092	—	—	—	1,355,092	1,355,092
SPDR Solactive Japan ETF	Common Stocks	236,131	—	—	—	236,131	236,131
SPDR Solactive United Kingdom ETF	Common Stocks	7,452	—	—	—	7,452	7,452
SPDR MSCI World StrategicFactors ETF	Common Stocks	109,954	—	—	—	109,954	109,954
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	980,825	—	—	—	980,825	980,825
SPDR S&P Global Dividend ETF	Common Stocks	15,488,163	—	—	—	15,488,163	15,488,163
SPDR S&P Global Infrastructure ETF	Common Stocks	724,109	—	—	—	724,109	724,109
9.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following Funds participate in the credit facility as of March 31, 2020:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of March 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

11.    Subsequent Events
Change in Audit Firm
PricewaterhouseCoopers LLC (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Trust’s Board of Trustees selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
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OTHER INFORMATION
March 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.45%	$838.50	$2.07	$1,022.80	$2.28
SPDR MSCI ACWI Low Carbon Target ETF	0.20	861.20	0.93	1,024.00	1.01
SPDR Solactive Canada ETF	0.14	767.40	0.62	1,024.30	0.71
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	844.70	0.92	1,024.00	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	865.80	1.40	1,023.50	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	875.20	1.41	1,023.50	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	831.80	1.37	1,023.50	1.52
SPDR Solactive Germany ETF	0.14	804.80	0.63	1,024.30	0.71
SPDR Solactive Japan ETF	0.14	896.30	0.66	1,024.30	0.71
SPDR Solactive United Kingdom ETF	0.14	782.00	0.62	1,024.30	0.71
SPDR MSCI World StrategicFactors ETF	0.30	871.60	1.40	1,023.50	1.52
SPDR S&P Emerging Asia Pacific ETF	0.49	911.60	2.34	1,022.60	2.48
SPDR S&P Global Dividend ETF	0.40	733.20	1.73	1,023.00	2.02
SPDR S&P Global Infrastructure ETF	0.40	743.00	1.74	1,023.00	2.02
SPDR Solactive Hong Kong ETF	0.14	904.50	0.67	1,024.30	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
133

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
134

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISMAINSAR

Semi-Annual Report
March 31, 2020
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
SAP SE	5.6%
ASML Holding NV	5.1
TOTAL SA	4.6
Sanofi	4.5
LVMH Moet Hennessy Louis Vuitton SE	4.5
Linde PLC	4.4
Allianz SE	3.2
Siemens AG	3.1
Unilever NV	3.1
L'Oreal SA	2.9
TOTAL	41.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

		% of Net Assets
	Financials	14.5%
	Consumer Discretionary	13.8
	Information Technology	12.5
	Industrials	11.7
	Consumer Staples	10.7
	Materials	10.1
	Health Care	9.5
	Utilities	6.0
	Energy	5.7
	Communication Services	4.8
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.7
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Nestle SA	1.9%
Alibaba Group Holding, Ltd. ADR	1.8
Tencent Holdings, Ltd.	1.7
Roche Holding AG	1.4
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.4
Novartis AG	1.2
Samsung Electronics Co., Ltd. GDR	1.2
Toyota Motor Corp.	0.9
SAP SE	0.7
Novo Nordisk A/S Class B	0.7
TOTAL	12.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	18.8%
Industrials	11.9
Consumer Discretionary	11.5
Health Care	10.6
Consumer Staples	10.4
Information Technology	10.3
Communication Services	7.8
Materials	6.6
Energy	5.2
Utilities	3.5
Real Estate	2.6
Short-Term Investment	1.1
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Hengan International Group Co., Ltd.	4.0%
China Resources Land, Ltd.	4.0
Longfor Group Holdings, Ltd.	3.7
China Mobile, Ltd.	3.5
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3
CITIC, Ltd.	3.0
PTT PCL NVDR	2.7
CNOOC, Ltd.	2.7
Formosa Plastics Corp.	2.6
Guangdong Investment, Ltd.	2.6
TOTAL	32.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	23.3%
Real Estate	10.5
Consumer Staples	10.4
Materials	10.4
Energy	9.2
Industrials	8.5
Utilities	8.1
Communication Services	7.3
Information Technology	7.2
Consumer Discretionary	3.0
Health Care	1.1
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Silergy Corp.	0.5%
China Overseas Property Holdings, Ltd.	0.4
Airtac International Group	0.4
Parade Technologies, Ltd.	0.4
Simplo Technology Co., Ltd.	0.4
Aspen Pharmacare Holdings, Ltd.	0.4
Tripod Technology Corp.	0.3
Teco Electric and Machinery Co., Ltd.	0.3
Chicony Electronics Co., Ltd.	0.3
Far Eastern International Bank	0.3
TOTAL	3.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Information Technology	20.5%
Industrials	13.5
Consumer Discretionary	13.5
Materials	11.3
Real Estate	9.2
Financials	8.2
Health Care	7.6
Consumer Staples	6.2
Communication Services	3.8
Utilities	3.4
Energy	2.0
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Red Electrica Corp. SA	2.3%
Enagas SA	2.2
Orange SA	2.2
TOTAL SA	2.1
Eni SpA	2.0
BCE, Inc.	2.0
Swisscom AG	1.9
Chugoku Electric Power Co., Inc.	1.8
Shaw Communications, Inc. Class B	1.7
EDP - Energias de Portugal SA	1.7
TOTAL	19.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	23.0%
Utilities	22.7
Real Estate	15.9
Communication Services	13.1
Industrials	8.0
Energy	5.2
Health Care	4.6
Consumer Staples	3.4
Consumer Discretionary	1.8
Information Technology	1.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BELGIUM — 1.7%
Anheuser-Busch InBev SA	594,282	$ 26,389,522
FINLAND — 0.8%
Nokia Oyj	3,992,378	12,568,051
FRANCE — 38.4%
Air Liquide SA	333,511	42,687,493
Airbus SE	408,404	26,591,527
AXA SA	1,459,146	25,277,354
BNP Paribas SA	813,089	24,543,383
Danone SA	457,622	29,444,664
Engie SA	1,312,457	13,554,165
EssilorLuxottica SA	210,254	22,673,322
Kering SA	52,728	27,533,584
L'Oreal SA	171,005	44,826,074
LVMH Moet Hennessy Louis Vuitton SE	187,574	69,658,306
Orange SA	1,397,689	17,076,801
Safran SA	251,022	22,073,280
Sanofi	801,578	70,485,677
Schneider Electric SE	387,876	33,443,420
Societe Generale SA	601,264	10,125,646
TOTAL SA	1,836,779	71,325,236
Vinci SA	392,440	32,467,613
Vivendi SA	610,041	13,069,405
		596,856,950
GERMANY — 27.6%
Adidas AG	130,107	29,394,275
Allianz SE	294,438	50,683,569
BASF SE	648,721	30,711,016
Bayer AG	693,534	40,217,817
Bayerische Motoren Werke AG	225,353	11,650,063
Daimler AG	593,221	17,913,098
Deutsche Boerse AG	133,705	18,338,483
Deutsche Post AG	693,540	18,853,454
Deutsche Telekom AG	2,288,538	29,666,127
Fresenius SE & Co. KGaA	290,953	10,832,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101,890	20,582,167
SAP SE	770,121	86,867,601
Siemens AG	563,916	47,935,109
See accompanying notes to financial statements.
6

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	129,213	$ 15,147,670
		428,792,544
IRELAND — 1.0%
CRH PLC	564,497	15,391,955
ITALY — 4.8%
Enel SpA	5,482,772	38,135,258
Eni SpA	1,795,278	18,162,197
Intesa Sanpaolo SpA	11,534,231	18,837,100
		75,134,555
NETHERLANDS — 8.9%
ASML Holding NV	300,491	79,939,128
ING Groep NV	2,754,931	14,453,753
Koninklijke Ahold Delhaize NV	776,293	18,130,303
Koninklijke Philips NV	633,043	25,641,406
		138,164,590
SPAIN — 8.6%
Amadeus IT Group SA	303,587	14,390,393
Banco Bilbao Vizcaya Argentaria SA	4,694,392	15,017,518
Banco Santander SA	11,717,173	28,516,100
Iberdrola SA	4,165,428	41,061,530
Industria de Diseno Textil SA	785,004	20,379,445
Telefonica SA	3,279,594	15,018,489
		134,383,475
UNITED KINGDOM — 7.5%
Linde PLC	389,684	68,648,118
Unilever NV	968,375	47,607,546
		116,255,664
TOTAL COMMON STOCKS (Cost $2,148,558,380)		1,543,937,306

See accompanying notes to financial statements.
7

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c) (Cost $537,726)	538,471	$ 537,987
TOTAL INVESTMENTS — 99.3% (Cost $2,149,096,106)		1,544,475,293
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		10,922,177
NET ASSETS — 100.0%		$ 1,555,397,470
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,543,937,306	$—	$—	$1,543,937,306
Short-Term Investment	537,987	—	—	537,987
TOTAL INVESTMENTS	$1,544,475,293	$—	$—	$1,544,475,293
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	300,529	$300,559	$ 13,687,721	$ 13,448,386	$(2,168)	$261	538,471	$537,987	$ 6,558
State Street Navigator Securities Lending Portfolio II	—	—	128,473,685	128,473,685	—	—	—	—	20,002
State Street Navigator Securities Lending Portfolio III	—	—	11,788,401	11,788,401	—	—	—	—	1,944
Total		$300,559	$153,949,807	$153,710,472	$(2,168)	$261		$537,987	$28,504
See accompanying notes to financial statements.
8

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
ARGENTINA – 0.0% (a)
Other Securities		$ 343,397
AUSTRALIA – 4.0%
BHP Group, Ltd. (b)	228,810	4,058,452
Commonwealth Bank of Australia	132,515	5,013,962
CSL, Ltd.	39,574	7,185,967
Other Securities		30,819,078
		47,077,459
AUSTRIA – 0.2%
Other Securities		1,878,189
BELGIUM – 0.7%
Other Securities		7,737,198
BRAZIL – 1.2%
Other Securities		14,783,802
CANADA – 6.4%
Brookfield Asset Management, Inc. Class A (b)	85,193	3,733,684
Canadian National Railway Co.	63,578	4,914,805
Royal Bank of Canada	108,108	6,620,841
Toronto-Dominion Bank	136,520	5,738,569
Other Securities		55,066,806
		76,074,705
CHILE – 0.2%
Other Securities		2,294,974
CHINA – 10.1%
Alibaba Group Holding, Ltd. ADR (c)	106,345	20,681,976
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(d)	448,000	—
China Construction Bank Corp. Class H	4,945,720	4,045,448
Ping An Insurance Group Co. of China, Ltd. Class H	377,000	3,703,899
Tencent Holdings, Ltd.	408,000	20,013,366
Other Securities		70,429,651
		118,874,340
COLOMBIA – 0.1%
Other Security		870,056
DENMARK – 1.4%
Novo Nordisk A/S Class B	142,097	8,548,845
Other Securities		7,456,647
		16,005,492
See accompanying notes to financial statements.
9

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
EGYPT – 0.1%
Other Security		$ 897,893
FINLAND – 0.8%
Other Securities		9,901,857
FRANCE – 6.9%
Air Liquide SA	39,887	5,105,307
L'Oreal SA	20,254	5,309,244
LVMH Moet Hennessy Louis Vuitton SE	20,910	7,765,230
Sanofi	86,872	7,638,972
Schneider Electric SE	47,808	4,122,098
TOTAL SA	167,670	6,510,910
Other Securities		44,908,772
		81,360,533
GERMANY – 5.2%
Allianz SE	31,801	5,474,117
Bayer AG	70,241	4,073,253
SAP SE	78,508	8,855,494
Siemens AG	61,214	5,203,434
Other Securities		37,864,770
		61,471,068
GREECE – 0.1%
Other Securities		916,771
HONG KONG – 3.2%
AIA Group, Ltd.	929,400	8,411,592
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	1,418,000	—
Other Securities		29,154,591
		37,566,183
HUNGARY – 0.1%
Other Securities		1,190,822
INDIA – 2.1%
Reliance Industries, Ltd. GDR (e)	123,661	3,808,759
Other Securities		20,825,685
		24,634,444
INDONESIA – 0.4%
Other Securities		5,299,465
IRELAND – 0.5%
Other Securities		6,301,336
See accompanying notes to financial statements.
10

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ISRAEL – 0.5%
Other Securities		$ 5,497,796
ITALY – 1.2%
Other Securities		14,142,292
JAPAN – 17.3%
NTT DOCOMO, Inc.	121,500	3,800,709
SoftBank Group Corp.	116,100	4,073,797
Sony Corp.	100,500	5,977,588
Toyota Motor Corp.	169,700	10,219,255
Other Securities		180,007,936
		204,079,285
LUXEMBOURG – 0.0% (a)
Other Securities		427,877
MACAU – 0.0% (a)
Other Security		84,502
MALAYSIA – 0.3%
Other Securities		4,136,661
MEXICO – 0.6%
Other Securities		6,686,870
NETHERLANDS – 3.3%
ASML Holding NV	31,140	8,284,123
Koninklijke Philips NV	92,894	3,762,671
Royal Dutch Shell PLC Class A	265,520	4,671,796
Royal Dutch Shell PLC Class B	275,087	4,638,199
Other Securities		17,593,077
		38,949,866
NEW ZEALAND – 0.1%
Other Securities		1,550,370
NORWAY – 0.4%
Other Securities		4,388,032
PERU – 0.1%
Other Securities		1,212,308
PHILIPPINES – 0.2%
Other Securities		2,132,889
POLAND – 0.1%
Other Securities		1,508,996
PORTUGAL – 0.1%
Other Securities		1,059,693
See accompanying notes to financial statements.
11

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
QATAR – 0.2%
Other Securities		$ 1,924,454
ROMANIA – 0.0% (a)
Other Security		116,044
RUSSIA – 0.8%
Other Securities		9,815,635
SAUDI ARABIA – 0.5%
Other Securities		5,819,770
SINGAPORE – 1.0%
Other Securities		11,460,483
SOUTH AFRICA – 1.1%
Naspers, Ltd. Class N	32,404	4,633,282
Other Securities		8,579,015
		13,212,297
SOUTH KOREA – 3.4%
Samsung Electronics Co., Ltd. GDR	14,032	13,933,776
Samsung Electronics Co., Ltd. Preference Shares	29,824	982,415
Other Securities		25,505,657
		40,421,848
SPAIN – 1.7%
Iberdrola SA	558,014	5,500,733
Other Securities		14,548,704
		20,049,437
SWEDEN – 1.6%
Other Securities		18,626,096
SWITZERLAND – 7.6%
Nestle SA	223,807	23,004,089
Novartis AG	171,134	14,123,353
Roche Holding AG	51,367	16,672,840
Zurich Insurance Group AG	12,605	4,473,730
Other Securities		31,849,574
		90,123,586
TAIWAN – 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	343,930	16,436,415
Other Securities		23,802,084
		40,238,499
See accompanying notes to financial statements.
12

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND – 0.4%
Other Securities		$ 4,295,286
TURKEY – 0.1%
Other Securities		1,331,588
UNITED ARAB EMIRATES – 0.1%
Other Securities		1,122,708
UNITED KINGDOM – 9.3%
AstraZeneca PLC	88,763	7,942,052
BP PLC	1,421,222	6,065,646
British American Tobacco PLC	162,232	5,549,993
Diageo PLC	176,334	5,655,263
GlaxoSmithKline PLC	342,014	6,423,121
HSBC Holdings PLC	1,342,133	7,559,529
National Grid PLC	385,702	4,527,126
Rio Tinto PLC	86,383	3,982,908
Unilever NV	118,161	5,809,067
Unilever PLC	91,450	4,621,350
Other Securities		51,971,773
		110,107,828
UNITED STATES – 0.1%
Other Securities		1,237,192
TOTAL COMMON STOCKS (Cost $1,459,753,628)		1,171,240,172
WARRANTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Security (cost: $0)		625
SHORT-TERM INVESTMENT - 1.1%
State Street Navigator Securities Lending Portfolio II (f)(g) (Cost: $13,260,016)	13,260,016	13,260,016
TOTAL INVESTMENTS - 100.3% (Cost $1,473,013,644)		1,184,500,813
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(3,433,674)
NET ASSETS - 100.0%		$ 1,181,067,139

See accompanying notes to financial statements.
13

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,168,734,463	$2,505,709	$ 0(a)	$1,171,240,172
Warrants	625	—	—	625
Short-Term Investment	13,260,016	—	—	13,260,016
TOTAL INVESTMENTS	$1,181,995,104	$2,505,709	$ 0	$1,184,500,813
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
See accompanying notes to financial statements.
14

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$ 230,099	$ 36,839,743	$ 37,069,853	$11	$—	—	$ —	$ 16,793
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,704,401	3,704,401	—	—	—	—	2,179
State Street Navigator Securities Lending Portfolio II	—	—	158,131,145	144,871,129	—	—	13,260,016	13,260,016	80,292
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$227,647,595	$265,201,579	$11	$—		$13,260,016	$131,222
See accompanying notes to financial statements.
15

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
CHILE — 1.1%
Aguas Andinas SA Class A	2,950,935	$ 872,484
Banco Santander Chile	60,167,720	2,329,565
		3,202,049
CHINA — 17.5%
Agricultural Bank of China, Ltd. Class H	1,217,000	488,314
Bank of China, Ltd. Class H	1,304,000	499,668
Bank of Communications Co., Ltd. Class H	788,000	482,912
China Construction Bank Corp. Class H	543,000	444,157
China Merchants Port Holdings Co., Ltd.	2,067,812	2,363,702
China Zhongwang Holdings, Ltd. (a)	2,280,800	600,296
Chongqing Rural Commercial Bank Co., Ltd. Class H	323,000	132,519
CITIC Telecom International Holdings, Ltd.	3,202,000	1,061,701
CITIC, Ltd.	7,895,000	8,260,776
CNOOC, Ltd.	7,112,000	7,459,851
Far East Horizon, Ltd.	148,000	119,341
Hengan International Group Co., Ltd.	1,482,500	11,160,494
Industrial & Commercial Bank of China, Ltd. Class H	585,000	400,773
Jiangsu Expressway Co., Ltd. Class H	1,428,000	1,593,647
Longfor Group Holdings, Ltd. (b)	2,088,500	10,171,835
Sinotrans, Ltd. Class H	3,754,000	925,072
SITC International Holdings Co., Ltd.	861,000	805,358
Zhejiang Expressway Co., Ltd. Class H	2,596,000	1,808,616
		48,779,032
GREECE — 0.3%
Motor Oil Hellas Corinth Refineries SA	59,343	732,534
HONG KONG — 12.8%
China Mobile, Ltd.	1,308,500	9,732,421
China Resources Land, Ltd.	2,668,000	11,014,979
Guangdong Investment, Ltd.	3,734,000	7,197,352
Shanghai Industrial Holdings, Ltd.	557,000	842,230
Xinyi Glass Holdings, Ltd.	3,606,000	4,140,603
Yuexiu Property Co., Ltd.	11,900,000	2,149,428
Yuexiu Transport Infrastructure, Ltd.	798,000	486,981
		35,563,994
INDIA — 2.7%
Castrol India, Ltd.	546,445	718,349
Power Grid Corp. of India, Ltd.	3,223,586	6,779,432
		7,497,781
See accompanying notes to financial statements.
16

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
INDONESIA — 1.2%
Gudang Garam Tbk PT	837,800	$ 2,111,194
Hanjaya Mandala Sampoerna Tbk PT	15,834,400	1,383,447
		3,494,641
LUXEMBOURG — 0.9%
Ternium SA ADR	208,494	2,481,079
MALAYSIA — 5.8%
AMMB Holdings Bhd	1,381,700	959,514
CIMB Group Holdings Bhd	4,270,241	3,558,534
Malayan Banking Bhd	3,263,771	5,628,494
Maxis Bhd	757,400	937,984
Petronas Chemicals Group Bhd	3,552,500	4,152,807
Petronas Gas Bhd	285,000	1,015,972
		16,253,305
MEXICO — 1.3%
Bolsa Mexicana de Valores SAB de CV	454,501	702,116
Grupo Aeroportuario del Centro Norte SAB de CV	312,523	1,068,021
Kimberly-Clark de Mexico SAB de CV Class A	1,171,512	1,793,779
		3,563,916
MONACO — 0.5%
GasLog, Ltd.	380,160	1,376,179
PHILIPPINES — 0.3%
Globe Telecom, Inc.	22,065	837,307
POLAND — 1.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	3,242,405	2,685,415
QATAR — 0.7%
Industries Qatar QSC	734,987	1,342,396
Qatar Electricity & Water Co. QSC	157,631	590,088
		1,932,484
RUSSIA — 0.3%
Federal Grid Co. Unified Energy System PJSC	362,297,115	744,158
SOUTH AFRICA — 14.4%
Absa Group, Ltd.	852,267	3,578,949
AVI, Ltd.	453,365	1,786,553
FirstRand, Ltd. (a)	1,204,339	2,715,494
Foschini Group, Ltd.	623,606	2,362,789
JSE, Ltd. (a)	93,020	527,339
KAP Industrial Holdings, Ltd.	4,894,922	411,108
See accompanying notes to financial statements.
17

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Liberty Holdings, Ltd. (a)	154,803	$ 574,661
Nedbank Group, Ltd.	520,147	2,407,354
Netcare, Ltd.	2,636,882	2,214,627
Pick n Pay Stores, Ltd.	645,824	2,191,318
RMB Holdings, Ltd.	914,654	2,531,943
Sanlam, Ltd.	788,356	2,255,157
SPAR Group, Ltd.	318,166	3,237,775
Standard Bank Group, Ltd.	559,825	3,211,941
Tiger Brands, Ltd.	446,721	4,627,289
Vodacom Group, Ltd. (a)	844,129	5,530,321
		40,164,618
TAIWAN — 19.9%
CTBC Financial Holding Co., Ltd.	5,733,000	3,393,373
CTCI Corp.	526,000	509,624
Far Eastern International Bank	1,615,171	536,761
Far Eastern New Century Corp.	4,318,000	3,219,777
Formosa Plastics Corp.	2,937,000	7,293,577
Formosa Taffeta Co., Ltd.	897,000	913,566
Fubon Financial Holding Co., Ltd.	2,709,000	3,363,687
Hota Industrial Manufacturing Co., Ltd.	426,000	1,071,991
International CSRC Investment Holdings Co.	2,205,460	1,414,808
Inventec Corp.	2,807,000	2,162,694
Lien Hwa Industrial Holdings Corp.	612,300	754,201
Mega Financial Holding Co., Ltd.	4,878,000	4,589,028
Nan Ya Plastics Corp.	3,075,000	5,561,976
Sercomm Corp.	604,000	1,254,276
Sinbon Electronics Co., Ltd.	271,000	1,124,630
St Shine Optical Co., Ltd.	71,000	730,156
Taishin Financial Holding Co., Ltd.	6,926,132	2,679,621
Taiwan Semiconductor Manufacturing Co., Ltd.	1,029,000	9,323,149
Vanguard International Semiconductor Corp.	1,824,000	3,576,648
Wistron NeWeb Corp.	1,104,616	1,910,336
		55,383,879
THAILAND — 15.8%
Bangkok Bank PCL	346,301	1,076,337
Bangkok Bank PCL NVDR (a)	669,700	2,050,883
Hana Microelectronics PCL NVDR	853,700	598,312
Land & Houses PCL NVDR	22,233,589	4,539,195
Major Cineplex Group PCL	567,400	233,409
Major Cineplex Group PCL NVDR (a)	1,237,300	508,983
Pruksa Holding PCL NVDR	37,000	10,429
See accompanying notes to financial statements.
18

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PTT Exploration & Production PCL NVDR	2,794,900	$ 5,748,633
PTT Global Chemical PCL NVDR	7,177,500	6,670,641
PTT PCL NVDR	8,125,630	7,613,716
Quality Houses PCL NVDR	24,700,400	1,399,946
Ratch Group PCL NVDR	2,169,300	3,767,810
Ratch Group PCL (a)	483,200	839,259
Siam Commercial Bank PCL NVDR	1,752,600	3,698,257
Thanachart Capital PCL NVDR	1,001,300	1,014,496
Thanachart Capital PCL	237,700	240,833
Tisco Financial Group PCL NVDR (a)	1,356,850	2,883,836
Tisco Financial Group PCL	197,763	420,324
TTW PCL NVDR	1,981,200	766,702
		44,082,001
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	1,910,734	2,408,477
Emirates Telecommunications Group Co. PJSC	399,680	1,525,534
First Abu Dhabi Bank PJSC	1,130,881	2,971,020
		6,905,031
TOTAL COMMON STOCKS (Cost $399,694,209)		275,679,403

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	346,487	346,176
State Street Navigator Securities Lending Portfolio II (e) (f)	1,066,449	1,066,449
TOTAL SHORT-TERM INVESTMENTS (Cost $1,412,625)		1,412,625
TOTAL INVESTMENTS — 99.5% (Cost $401,106,834)		277,092,028
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,264,509
NET ASSETS — 100.0%		$ 278,356,537
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
See accompanying notes to financial statements.
19

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$273,945,578	$1,733,825	$—	$275,679,403
Short-Term Investments	1,412,625	—	—	1,412,625
TOTAL INVESTMENTS	$275,358,203	$1,733,825	$—	$277,092,028
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	117,608	$ 117,619	$26,644,362	$26,414,810	$(995)	$—	346,487	$ 346,176	$ 3,834
State Street Navigator Securities Lending Portfolio II	—	—	10,224,503	9,158,054	—	—	1,066,449	1,066,449	10,671
State Street Navigator Securities Lending Portfolio III	6,179,351	6,179,351	7,281,879	13,461,230	—	—	—	—	5,275
Total		$6,296,970	$44,150,744	$49,034,094	$(995)	$—		$1,412,625	$19,780
See accompanying notes to financial statements.
20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
BRAZIL – 3.6%
Other Securities		$ 13,995,068
BRITISH VIRGIN ISLANDS – 0.0% (a)
Other Security		117,701
CAYMAN ISLANDS – 0.1%
Other Securities		245,498
CHILE – 0.8%
Other Securities		3,201,482
CHINA – 22.3%
Boshiwa International Holding, Ltd. (b)(c)(d)	1,843,000	—
China Forestry Holdings Co., Ltd. (b)(c)(d)	1,642,000	—
China Hongxing Sports, Ltd. (b)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (b)(c)	1,494,400	194,731
China Overseas Property Holdings, Ltd.	1,781,232	1,677,611
China SCE Group Holdings, Ltd.	2,435,800	1,084,198
Chinasoft International, Ltd. (d)	1,952,000	1,019,959
CT Environmental Group, Ltd. (b)(c)(d)	3,217,900	70,578
CWT International, Ltd. (b)(c)	3,934,000	50,248
Fu Shou Yuan International Group, Ltd.	1,308,000	1,150,906
National Agricultural Holdings, Ltd. (b)(c)(d)	396,000	—
Real Gold Mining, Ltd. (b)(c)(d)	251,500	—
Silergy Corp.	59,000	1,931,452
Other Securities		79,363,428
		86,543,111
COLOMBIA – 0.1%
Other Securities		332,884
CZECH REPUBLIC – 0.3%
Moneta Money Bank A/S (e)	413,656	851,555
Other Security		353,157
		1,204,712
EGYPT – 0.5%
Other Securities		2,047,492
GREECE – 0.9%
FF Group (b)(c)	24,815	13,070
Other Securities		3,560,289
		3,573,359
See accompanying notes to financial statements.
21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HONG KONG – 2.7%
Anxin-China Holdings, Ltd. (b)(c)	2,248,000	$ —
Camsing International Holding, Ltd. (b)(c)(d)	276,000	20,653
China Animal Healthcare, Ltd. (b)(c)	1,059,700	—
China Everbright, Ltd.	582,000	859,007
China High Precision Automation Group, Ltd. (b)(c)	1,226,000	—
China Lumena New Materials Corp. (b)(c)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (b)(c)(d)	693,675	—
Tech Pro Technology Development, Ltd. (b)(c)(d)	6,035,100	26,473
Other Securities		9,485,384
		10,391,517
HUNGARY – 0.2%
Other Security		658,966
INDIA – 8.3%
Chennai Super Kings Cricket, Ltd. (b)	418,560	—
Ipca Laboratories, Ltd.	65,100	1,198,070
Other Securities		30,930,810
		32,128,880
INDONESIA – 1.8%
Other Securities		6,773,851
KUWAIT – 0.6%
Other Securities		2,379,513
LUXEMBOURG – 0.0% (a)
Other Security		139,941
MALAYSIA – 4.5%
PureCircle, Ltd. (b)(c)	65,357	53,162
Other Securities		17,537,058
		17,590,220
MEXICO – 2.1%
Bolsa Mexicana de Valores SAB de CV	590,360	911,992
PLA Administradora Industrial S de RL de CV REIT	849,688	950,406
Prologis Property Mexico SA de CV REIT	552,801	842,424
Other Securities		5,585,588
		8,290,410
MONACO – 0.1%
Other Securities		441,849
PAKISTAN – 0.8%
Other Securities		3,152,662
See accompanying notes to financial statements.
22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PERU – 0.1%
Other Security		$ 397,840
PHILIPPINES – 0.8%
Other Securities		3,137,242
POLAND – 1.2%
Other Securities		4,548,294
QATAR – 0.5%
Other Securities		1,948,726
RUSSIA – 0.9%
Other Securities		3,649,649
SAUDI ARABIA – 3.0%
Other Securities		11,630,237
SINGAPORE – 0.1%
Other Securities		512,451
SOUTH AFRICA – 4.5%
Aspen Pharmacare Holdings, Ltd. (c)	253,722	1,313,217
Northam Platinum, Ltd. (c)	310,121	1,205,235
Other Securities		14,902,121
		17,420,573
TAIWAN – 32.6%
Airtac International Group	105,000	1,565,895
Cheng Loong Corp.	1,277,128	867,847
Chicony Electronics Co., Ltd.	492,656	1,234,837
Chipbond Technology Corp.	647,000	1,059,025
Compeq Manufacturing Co., Ltd.	887,000	916,580
Elan Microelectronics Corp.	326,029	904,513
Elite Material Co., Ltd.	262,782	921,082
Eternal Materials Co., Ltd.	1,153,805	860,351
Far Eastern International Bank	3,674,584	1,221,155
FLEXium Interconnect, Inc.	269,099	848,901
Formosa Taffeta Co., Ltd.	996,000	1,014,394
Genius Electronic Optical Co., Ltd.	64,391	879,371
Great Wall Enterprise Co., Ltd.	975,615	1,192,037
Highwealth Construction Corp.	780,730	1,045,569
Huaku Development Co., Ltd.	322,260	880,204
King Yuan Electronics Co., Ltd.	1,112,656	1,112,969
King's Town Bank Co., Ltd.	1,144,000	1,072,447
Lien Hwa Industrial Holdings Corp.	916,780	1,129,245
Macronix International (d)	1,012,000	853,331
See accompanying notes to financial statements.
23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mitac Holdings Corp.	1,013,879	$ 910,233
Nan Kang Rubber Tire Co., Ltd.	643,204	835,869
Parade Technologies, Ltd.	65,000	1,386,340
Powertech Technology, Inc.	355,000	1,008,366
Radiant Opto-Electronics Corp.	431,331	1,126,768
Simplo Technology Co., Ltd.	155,177	1,359,784
Sinbon Electronics Co., Ltd.	293,444	1,217,771
Sino-American Silicon Products, Inc.	438,058	1,132,753
Taichung Commercial Bank Co., Ltd.	3,100,657	1,061,184
Taiwan Fertilizer Co., Ltd.	614,000	848,675
Taiwan Secom Co., Ltd.	330,961	896,308
Taiwan Union Technology Corp.	211,000	851,214
Teco Electric and Machinery Co., Ltd.	1,637,000	1,304,555
Topco Scientific Co., Ltd.	295,299	884,681
Tripod Technology Corp.	417,353	1,311,064
Unimicron Technology Corp.	1,043,000	1,103,649
Voltronic Power Technology Corp.	44,100	923,079
Other Securities		88,785,790
		126,527,836
THAILAND – 3.2%
Inter Far East Energy Corp. NVDR (b)(c)	283,900	—
International Engineering PCL (b)	63,855,934	—
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,048,700	948,891
Other Securities		11,454,154
		12,403,045
TURKEY – 1.9%
Other Securities		7,444,677
UNITED ARAB EMIRATES – 0.5%
Other Securities		1,742,869
UNITED STATES – 0.2%
Other Securities		748,255
TOTAL COMMON STOCKS (Cost $592,465,354)		385,320,810
RIGHTS — 0.0% (a)
INDIA – 0.0% (a)
Other Security		—
See accompanying notes to financial statements.
24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND – 0.0% (a)
Other Security		$ —
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (a)
MALAYSIA – 0.0% (a)
Other Security (cost: $0)		5,303
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f)(g)	624,810	624,247
State Street Navigator Securities Lending Portfolio II (h)(i)	6,998,700	6,998,700
TOTAL SHORT-TERM INVESTMENTS (Cost $7,623,265)		7,622,947
TOTAL INVESTMENTS - 101.2% (Cost $600,088,619)		392,949,060
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(4,653,894)
NET ASSETS - 100.0%		$ 388,295,166
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $428,915, representing 0.1% of the Fund's net assets.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at March 31, 2020.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
See accompanying notes to financial statements.
25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
NVDR	Non Voting Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$383,106,381	$1,785,514	$428,915	$385,320,810
Rights	—	—	0(a)	0
Warrants	5,303	—	—	5,303
Short-Term Investments	7,622,947	—	—	7,622,947
TOTAL INVESTMENTS	$390,734,631	$1,785,514	$428,915	$392,949,060
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$ 3,091,050	$17,530,508	$19,996,256	$(737)	$(318)	624,810	$ 624,247	$ 8,972
State Street Navigator Securities Lending Portfolio II	—	—	26,208,717	19,210,017	—	—	6,998,700	6,998,700	189,934
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$46,578,155	$51,509,845	$(737)	$(318)		$7,622,947	$257,293
See accompanying notes to financial statements.
26

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 7.7%
AusNet Services	3,768,665	$ 3,944,307
Australia & New Zealand Banking Group, Ltd.	722,173	7,496,423
Commonwealth Bank of Australia	180,743	6,838,762
GPT Group REIT	1,102,518	2,449,511
Mirvac Group REIT	1,571,866	2,010,707
Scentre Group REIT	2,168,868	2,077,469
Sonic Healthcare, Ltd.	340,906	5,076,493
Transurban Group Stapled Security	970,493	7,151,644
Westpac Banking Corp.	823,221	8,313,567
		45,358,883
CANADA — 18.3%
Algonquin Power & Utilities Corp.	653,611	8,701,955
Bank of Montreal	105,990	5,291,495
Bank of Nova Scotia	181,195	7,316,034
BCE, Inc.	290,895	11,798,481
Canadian Imperial Bank of Commerce (a)	129,175	7,441,845
Capital Power Corp.	219,051	4,178,336
First Capital Real Estate Investment Trust	268,218	2,568,456
Fortis, Inc.	204,952	7,814,483
H&R Real Estate Investment Trust	206,167	1,293,478
IGM Financial, Inc.	103,608	1,699,685
Northland Power, Inc. (a)	333,148	6,574,720
Pembina Pipeline Corp. (a)	337,222	6,254,724
RioCan Real Estate Investment Trust	253,398	2,871,612
Royal Bank of Canada	100,540	6,157,355
Shaw Communications, Inc. Class B	625,842	10,038,271
SmartCentres Real Estate Investment Trust	113,950	1,508,285
TELUS Corp.	596,851	9,330,056
Toronto-Dominion Bank	144,607	6,078,503
		106,917,774
CHINA — 2.8%
Bank of Communications Co., Ltd. Class H	13,014,000	7,975,397
China Telecom Corp., Ltd. Class H	27,798,000	8,428,092
		16,403,489
FINLAND — 2.7%
Elisa Oyj	150,116	9,303,094
Kone Oyj Class B	115,743	6,555,691
		15,858,785
See accompanying notes to financial statements.
27

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FRANCE — 5.6%
Gecina SA REIT	17,144	$ 2,270,519
Orange SA	1,037,875	12,680,636
TOTAL SA	317,382	12,324,480
Vinci SA	64,754	5,357,272
		32,632,907
GERMANY — 3.0%
alstria office REIT-AG	151,252	2,164,136
LEG Immobilien AG	53,219	5,997,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,047	4,655,582
Vonovia SE	101,299	4,986,205
		17,803,045
HONG KONG — 6.0%
CK Infrastructure Holdings, Ltd.	1,409,500	7,492,214
CLP Holdings, Ltd.	980,500	9,044,853
Hongkong Land Holdings, Ltd.	1,511,300	5,667,375
Hysan Development Co., Ltd.	1,643,000	5,341,779
NWS Holdings, Ltd.	2,420,000	2,488,408
Sino Land Co., Ltd.	3,854,850	4,893,848
		34,928,477
ITALY — 4.6%
A2A SpA	5,114,365	6,358,100
Eni SpA	1,183,809	11,976,180
Terna Rete Elettrica Nazionale SpA	1,396,409	8,840,854
		27,175,134
JAPAN — 11.1%
Advance Residence Investment Corp. REIT	1,013	2,941,740
Chugoku Electric Power Co., Inc. (a)	739,200	10,325,725
Electric Power Development Co., Ltd.	352,800	7,117,766
Frontier Real Estate Investment Corp. REIT	748	2,109,823
GLP J-REIT	2,815	3,170,803
Japan Excellent, Inc. REIT	1,339	1,540,492
Japan Logistics Fund, Inc. REIT	1,215	2,700,000
Japan Real Estate Investment Corp. REIT	360	2,110,879
Japan Retail Fund Investment Corp. REIT	1,883	2,131,468
Kenedix Office Investment Corp. REIT	414	2,182,076
Kenedix Residential Next Investment Corp. REIT	1,040	1,621,342
Mori Hills REIT Investment Corp.	1,857	2,468,431
Nippon Accommodations Fund, Inc. REIT	433	2,342,383
Nippon Prologis REIT, Inc.	1,042	2,617,668
See accompanying notes to financial statements.
28

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc.	1,546	$ 2,033,551
Sankyo Co., Ltd.	124,800	3,635,737
Tokio Marine Holdings, Inc.	116,100	5,323,468
Toyota Motor Corp.	108,700	6,545,864
United Urban Investment Corp. REIT	1,985	1,976,634
		64,895,850
MALAYSIA — 2.4%
Malayan Banking Bhd	4,566,000	7,874,236
Public Bank Bhd	1,601,400	5,894,042
		13,768,278
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	1,577,674	3,820,799
PORTUGAL — 1.7%
EDP - Energias de Portugal SA	2,482,595	9,964,496
SINGAPORE — 1.6%
SATS, Ltd.	1,119,200	2,483,880
Singapore Exchange, Ltd.	1,083,800	6,995,204
		9,479,084
SOUTH AFRICA — 2.9%
Sanlam, Ltd.	1,591,973	4,553,970
Shoprite Holdings, Ltd.	926,942	6,487,556
SPAR Group, Ltd.	575,141	5,852,848
		16,894,374
SOUTH KOREA — 1.0%
Shinhan Financial Group Co., Ltd.	240,639	5,653,490
SPAIN — 7.6%
ACS Actividades de Construccion y Servicios SA	474,380	9,272,951
Enagas SA	649,594	12,897,524
Iberdrola SA	940,016	9,266,393
Red Electrica Corp. SA	736,116	13,218,069
		44,654,937
SWITZERLAND — 9.2%
Cembra Money Bank AG	42,551	3,922,845
Helvetia Holding AG	47,328	4,074,645
Novartis AG	86,575	7,144,864
PSP Swiss Property AG	33,766	4,212,243
Roche Holding AG Bearer Shares	16,405	5,259,502
SGS SA	2,627	6,087,266
See accompanying notes to financial statements.
29

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Swiss Prime Site AG	54,831	$ 5,369,477
Swiss Re AG	89,936	6,930,524
Swisscom AG (a)	20,330	10,930,356
		53,931,722
TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	888,000	8,045,633
THAILAND — 3.2%
Land & Houses PCL NVDR	20,678,000	4,221,607
Ratch Group PCL NVDR	4,004,200	6,954,808
Siam Commercial Bank PCL NVDR	3,539,100	7,468,048
		18,644,463
UNITED KINGDOM — 5.6%
GlaxoSmithKline PLC	511,753	9,610,868
Legal & General Group PLC	2,749,729	6,609,368
Meggitt PLC	767,074	2,761,141
Smiths Group PLC	320,043	4,865,226
Unilever NV	154,079	7,574,879
UNITE Group PLC REIT	138,769	1,379,113
		32,800,595
TOTAL COMMON STOCKS (Cost $728,135,985)		579,632,215

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c)	445,901	445,500
State Street Navigator Securities Lending Portfolio II (d) (e)	6,050,348	6,050,348
TOTAL SHORT-TERM INVESTMENTS (Cost $6,495,759)		6,495,848
TOTAL INVESTMENTS — 100.2% (Cost $734,631,744)		586,128,063
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,002,848)
NET ASSETS — 100.0%		$ 585,125,215
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
See accompanying notes to financial statements.
30

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$579,632,215	$—	$—	$579,632,215
Short-Term Investments	6,495,848	—	—	6,495,848
TOTAL INVESTMENTS	$586,128,063	$—	$—	$586,128,063
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	632,277	$ 632,340	$ 17,677,708	$ 17,862,172	$(2,465)	$89	445,901	$ 445,500	$ 4,240
State Street Navigator Securities Lending Portfolio II	—	—	133,340,250	127,289,902	—	—	6,050,348	6,050,348	31,195
State Street Navigator Securities Lending Portfolio III	40,980,688	40,980,688	15,932,418	56,913,106	—	—	—	—	3,906
Total		$41,613,028	$166,950,376	$202,065,180	$(2,465)	$89		$6,495,848	$39,341
See accompanying notes to financial statements.
31

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 1,543,937,306	$1,171,240,797	$ 275,679,403
Investments in affiliated issuers, at value	537,987	13,260,016	1,412,625
Total Investments	1,544,475,293	1,184,500,813	277,092,028
Foreign currency, at value	648,605	5,815,194	1,068,227
Receivable for investments sold	230	645,247	—
Dividends receivable — unaffiliated issuers	1,546,109	5,517,257	1,374,591
Dividends receivable — affiliated issuers	736	717	375
Securities lending income receivable — unaffiliated issuers	—	19,378	639
Securities lending income receivable — affiliated issuers	—	14,902	1,864
Receivable from Adviser	—	48,072	—
Receivable for foreign taxes recoverable	9,105,647	2,466,268	18,726
Other Receivable	21,910	—	27,731
TOTAL ASSETS	1,555,798,530	1,199,027,848	279,584,181
LIABILITIES
Due to custodian	230	4,268,645	27,730
Payable upon return of securities loaned	—	13,260,016	1,066,449
Payable for investments purchased	—	3,599	—
Advisory fee payable	394,845	393,211	132,547
Trustees’ fees and expenses payable	5,985	2,356	918
Accrued expenses and other liabilities	—	32,882	—
TOTAL LIABILITIES	401,060	17,960,709	1,227,644
NET ASSETS	$ 1,555,397,470	$1,181,067,139	$ 278,356,537
NET ASSETS CONSIST OF:
Paid-in Capital	$ 2,631,117,220	$1,561,397,118	$ 630,057,513
Total distributable earnings (loss)	(1,075,719,750)	(380,329,979)	(351,700,976)
NET ASSETS	$ 1,555,397,470	$1,181,067,139	$ 278,356,537
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.71	$ 19.85	$ 22.36
Shares outstanding (unlimited amount authorized, $0.01 par value)	52,350,967	59,499,982	12,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 2,148,558,380	$1,459,753,628	$ 399,694,209
Investments in affiliated issuers	537,726	13,260,016	1,412,625
Total cost of investments	$ 2,149,096,106	$1,473,013,644	$ 401,106,834
Foreign currency, at cost	$ 638,202	$ 5,870,723	$ 1,074,737
* Includes investments in securities on loan, at value	$ —	$ 36,550,493	$ 5,354,827
See accompanying notes to financial statements.
32

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2020 (Unaudited)

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 385,326,113	$ 579,632,215
Investments in affiliated issuers, at value	7,622,947	6,495,848
Total Investments	392,949,060	586,128,063
Foreign currency, at value	1,936,442	1,030,384
Cash	40	—
Receivable for investments sold	—	55
Dividends receivable — unaffiliated issuers	549,890	3,112,911
Dividends receivable — affiliated issuers	732	597
Securities lending income receivable — unaffiliated issuers	49,869	8,700
Securities lending income receivable — affiliated issuers	35,079	5,295
Receivable for foreign taxes recoverable	8,884	1,754,314
TOTAL ASSETS	395,529,996	592,040,319
LIABILITIES
Payable upon return of securities loaned	6,998,700	6,050,348
Payable for investments purchased	3	623,773
Advisory fee payable	235,514	240,463
Trustees’ fees and expenses payable	613	520
TOTAL LIABILITIES	7,234,830	6,915,104
NET ASSETS	$ 388,295,166	$ 585,125,215
NET ASSETS CONSIST OF:
Paid-in Capital	$ 684,420,208	$1,162,136,393
Total distributable earnings (loss)	(296,125,042)	(577,011,178)
NET ASSETS	$ 388,295,166	$ 585,125,215
NET ASSET VALUE PER SHARE
Net asset value per share	$ 32.91	$ 30.63
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,800,000	19,101,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 592,465,354	$ 728,135,985
Investments in affiliated issuers	7,623,265	6,495,759
Total cost of investments	$ 600,088,619	$ 734,631,744
Foreign currency, at cost	$ 1,957,404	$ 1,028,434
* Includes investments in securities on loan, at value	$ 19,410,814	$ 24,147,210
See accompanying notes to financial statements.
33

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,185,219	$ 19,679,117
Dividend income — affiliated issuers	6,558	18,972
Dividend income — non-cash transactions	815,589	—
Unaffiliated securities lending income	24,619	112,408
Affiliated securities lending income	21,946	112,250
Foreign taxes withheld	(1,923,748)	(1,529,043)
TOTAL INVESTMENT INCOME (LOSS)	13,130,183	18,393,704
EXPENSES
Advisory fee	3,007,398	2,876,500
Trustees’ fees and expenses	13,762	11,754
TOTAL EXPENSES	3,021,160	2,888,254
Expenses waived/reimbursed by the Adviser	—	(350,166)
NET EXPENSES	3,021,160	2,538,088
NET INVESTMENT INCOME (LOSS)	$ 10,109,023	$ 15,855,616
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,429,625)	(15,936,718)
Investments — affiliated issuers	(2,168)	11
In-kind redemptions — unaffiliated issuers	15,484,469	3,858,370
Foreign currency transactions	(103,058)	(380,218)
Net realized gain (loss)	11,949,618	(12,458,555)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(423,811,584)	(276,948,818)
Investment — affiliated issuers	261	—
Foreign currency translations	82,408	(68,762)
Net change in unrealized appreciation/depreciation	(423,728,915)	(277,017,580)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(411,779,297)	(289,476,135)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(401,670,274)	$(273,620,519)
See accompanying notes to financial statements.
34

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,893,345	$ 4,015,479
Dividend income — affiliated issuers	3,834	8,972
Unaffiliated securities lending income	24,427	304,191
Affiliated securities lending income	15,946	248,321
Foreign taxes withheld	(380,016)	(401,656)
TOTAL INVESTMENT INCOME (LOSS)	4,557,536	4,175,307
EXPENSES
Advisory fee	991,578	1,665,911
Trustees’ fees and expenses	2,929	3,348
TOTAL EXPENSES	994,507	1,669,259
NET INVESTMENT INCOME (LOSS)	$ 3,563,029	$ 2,506,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	1,631,297	(6,297,056)
Investments — affiliated issuers	(995)	(737)
In-kind redemptions — unaffiliated issuers	(4,389,246)	1,425,759
Foreign currency transactions	(94,274)	(9,191)
Net realized gain (loss)	(2,853,218)	(4,881,225)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(99,683,522)	(110,898,172)
Investment — affiliated issuers	—	(318)
Foreign currency translations	(43,947)	(39,790)
Net change in unrealized appreciation/depreciation	(99,727,469)	(110,938,280)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(102,580,687)	(115,819,505)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (99,017,658)	$(113,313,457)
* Includes foreign capital gain taxes	$ —	$ 9,694
See accompanying notes to financial statements.
35

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,001,722
Dividend income — affiliated issuers	4,240
Dividend income — non-cash transactions	992,144
Unaffiliated securities lending income	40,035
Affiliated securities lending income	35,101
Foreign taxes withheld	(1,260,658)
TOTAL INVESTMENT INCOME (LOSS)	11,812,584
EXPENSES
Advisory fee	1,743,937
Trustees’ fees and expenses	6,361
TOTAL EXPENSES	1,750,298
NET INVESTMENT INCOME (LOSS)	$ 10,062,286
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,284,682
Investments — affiliated issuers	(2,465)
In-kind redemptions — unaffiliated issuers	(6,210,773)
Foreign currency transactions	(96,037)
Net realized gain (loss)	3,975,407
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(165,856,077)
Investment — affiliated issuers	89
Foreign currency translations	11,076
Net change in unrealized appreciation/depreciation	(165,844,912)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(161,869,505)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(151,807,219)
See accompanying notes to financial statements.
36

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,109,023	$ 67,089,679
Net realized gain (loss)	11,949,618	(50,839,764)
Net change in unrealized appreciation/depreciation	(423,728,915)	(52,208,313)
Net increase (decrease) in net assets resulting from operations	(401,670,274)	(35,958,398)
Net equalization credits and charges	(7,861)	(471,589)
Distributions to shareholders	(10,982,469)	(67,649,383)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	109,182,392	85,304,775
Cost of shares redeemed	(191,439,393)	(1,039,769,068)
Net income equalization	7,861	471,589
Net increase (decrease) in net assets from beneficial interest transactions	(82,249,140)	(953,992,704)
Net increase (decrease) in net assets during the period	(494,909,744)	(1,058,072,074)
Net assets at beginning of period	2,050,307,214	3,108,379,288
NET ASSETS AT END OF PERIOD	$1,555,397,470	$ 2,050,307,214
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,300,000	2,300,000
Shares redeemed	(5,200,000)	(29,100,000)
Net increase (decrease)	(1,900,000)	(26,800,000)
See accompanying notes to financial statements.
37

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/20(a) (Unaudited)	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,855,616	$ 53,085,832
Net realized gain (loss)	(12,458,555)	34,067,777
Net change in unrealized appreciation/depreciation	(277,017,580)	(74,578,040)
Net increase (decrease) in net assets resulting from operations	(273,620,519)	12,575,569
Distributions to shareholders	(27,440,426)	(50,217,847)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	371,934,501
Cost of shares redeemed	(201,024,313)	(202,097,483)
Other Capital	39,832	25,873
Net increase (decrease) in net assets from beneficial interest transactions	(200,984,481)	169,862,891
Net increase (decrease) in net assets during the period	(502,045,426)	132,220,613
Net assets at beginning of period	1,683,112,565	1,550,891,952
NET ASSETS AT END OF PERIOD	$1,181,067,139	$1,683,112,565
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	16,500,009
Shares redeemed	(10,400,000)	(8,700,027)
Net increase (decrease)	(10,400,000)	7,799,982
(a) On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
38

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,563,029	$ 17,762,687
Net realized gain (loss)	(2,853,218)	10,002,933
Net change in unrealized appreciation/depreciation	(99,727,469)	(23,369,878)
Net increase (decrease) in net assets resulting from operations	(99,017,658)	4,395,742
Net equalization credits and charges	(101,516)	(370,202)
Distributions to shareholders	(3,402,963)	(17,333,681)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	163,474,358
Cost of shares redeemed	(30,078,513)	(142,833,612)
Net income equalization	101,516	370,202
Other Capital	45,036	180,805
Net increase (decrease) in net assets from beneficial interest transactions	(29,931,961)	21,191,753
Voluntary Contribution from an Affiliate (Note 3)	—	82,258
Net increase (decrease) in net assets during the period	(132,454,098)	7,965,870
Net assets at beginning of period	410,810,635	402,844,765
NET ASSETS AT END OF PERIOD	$ 278,356,537	$ 410,810,635
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	5,200,000
Shares redeemed	(1,250,000)	(4,550,000)
Net increase (decrease)	(1,250,000)	650,000
See accompanying notes to financial statements.
39

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,506,048	$ 12,423,564
Net realized gain (loss)	(4,881,225)	(5,756,530)
Net change in unrealized appreciation/depreciation	(110,938,280)	(5,761,789)
Net increase (decrease) in net assets resulting from operations	(113,313,457)	905,245
Distributions to shareholders	(9,879,243)	(14,381,108)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	16,944,765	85,774,619
Cost of shares redeemed	(27,572,826)	(21,720,102)
Other Capital	64,186	124,166
Net increase (decrease) in net assets from beneficial interest transactions	(10,563,875)	64,178,683
Net increase (decrease) in net assets during the period	(133,756,575)	50,702,820
Net assets at beginning of period	522,051,741	471,348,921
NET ASSETS AT END OF PERIOD	$ 388,295,166	$522,051,741
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	2,000,000
Shares redeemed	(600,000)	(500,000)
Net increase (decrease)	(200,000)	1,500,000
See accompanying notes to financial statements.
40

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,062,286	$ 31,441,584
Net realized gain (loss)	3,975,407	(14,196,737)
Net change in unrealized appreciation/depreciation	(165,844,912)	35,569,504
Net increase (decrease) in net assets resulting from operations	(151,807,219)	52,814,351
Net equalization credits and charges	487,169	(293,686)
Distributions to shareholders	(16,931,203)	(35,674,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,982,043	27,707,699
Cost of shares redeemed	(31,679,673)	(125,213,487)
Net income equalization	(487,169)	293,686
Other Capital	4,935	12,844
Net increase (decrease) in net assets from beneficial interest transactions	(28,179,864)	(97,199,258)
Net increase (decrease) in net assets during the period	(196,431,117)	(80,353,281)
Net assets at beginning of period	781,556,332	861,909,613
NET ASSETS AT END OF PERIOD	$ 585,125,215	$ 781,556,332
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	750,000
Shares redeemed	(1,050,000)	(3,350,000)
Net increase (decrease)	(950,000)	(2,600,000)
See accompanying notes to financial statements.
41

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 37.79	$ 38.35	$ 41.30	$ 32.76	$ 33.77	$ 39.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	1.02	1.17	1.04	1.05	1.20
Net realized and unrealized gain (loss) (b)	(8.07)	(0.49)	(2.89)	8.34	(0.83)	(6.11)
Total from investment operations	(7.88)	0.53	(1.72)	9.38	0.22	(4.91)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.08)	0.13	(0.06)	(0.01)
Distributions to shareholders from:
Net investment income	(0.20)	(1.08)	(1.15)	(0.97)	(1.17)	(1.19)
Net asset value, end of period	$ 29.71	$ 37.79	$ 38.35	$ 41.30	$ 32.76	$ 33.77
Total return (d)	(20.93)%	1.43%	(4.40)%	29.30%	0.62%	(12.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,555,397	$2,050,307	$3,108,379	$4,555,667	$2,538,715	$4,044,421
Ratios to average net assets:
Total expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.97%(e)	2.80%	2.89%	2.83%	3.13%	3.16%
Portfolio turnover rate (f)	1%(g)	6%	7%	4%	7%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
42

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 24.08	$ 24.97	$ 25.11	$ 21.56	$ 20.21	$ 23.39
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.76	0.67	0.60	0.58	0.63
Net realized and unrealized gain (loss) (c)	(4.07)	(0.95)	(0.21)	3.48	1.33	(3.28)
Total from investment operations	(3.84)	(0.19)	0.46	4.08	1.91	(2.65)
Other capital	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	—
Distributions to shareholders from:
Net investment income	(0.39)	(0.70)	(0.60)	(0.53)	(0.56)	(0.53)
Net asset value, end of period	$ 19.85	$ 24.08	$ 24.97	$ 25.11	$ 21.56	$ 20.21
Total return (e)	(16.30)%	(0.61)%	1.76%	19.24%	9.66%	(11.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,181,067	$1,683,113	$1,550,892	$1,461,775	$847,299	$715,311
Ratios to average net assets:
Total expenses	0.34%(f)	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.32%
Net investment income (loss)	1.87%(f)	3.20%	2.61%	2.62%	2.80%	2.74%
Portfolio turnover rate (g)	1%(h)	3%	3%	3%	7%	8%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
43

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 29.99	$ 30.87	$ 30.31	$ 27.40	$ 25.06	$ 36.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	1.25	1.05	1.18	1.28	1.44
Net realized and unrealized gain (loss) (b)	(7.62)	(0.87)	0.57	2.70	2.29	(11.68)
Total from investment operations	(7.36)	0.38	1.62	3.88	3.57	(10.24)
Net equalization credits and charges (a)	(0.01)	(0.03)	(0.01)	0.04	0.04	(0.03)
Voluntary Contribution from an Affiliate (Note 3)	—	0.01	—	—	—	—
Other capital	0.00(c)	0.01	0.00(c)	0.00(c)	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.26)	(1.25)	(1.05)	(1.01)	(1.29)	(1.34)
Net asset value, end of period	$ 22.36	$ 29.99	$ 30.87	$ 30.31	$ 27.40	$ 25.06
Total return (d)	(24.65)%	1.09%(e)	5.26%	14.47%	14.70%	(28.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,357	$410,811	$402,845	$422,858	$300,042	$298,163
Ratios to average net assets:
Total expenses	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.53%
Net investment income (loss)	1.76%(f)	4.00%	3.21%	4.05%	4.91%	4.32%
Portfolio turnover rate (g)	12%(h)	73%	55%	123%	48%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%. See Note 3.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
44

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 43.50	$ 44.89	$ 49.42	$ 42.74	$ 37.00	$ 48.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	1.12	1.19	1.04	0.89	1.01
Net realized and unrealized gain (loss) (b)	(9.97)	(1.21)	(4.25)	6.61	5.84	(11.19)
Total from investment operations	(9.76)	(0.09)	(3.06)	7.65	6.73	(10.18)
Other capital	0.01	0.01	0.01	0.03	0.04	0.04
Distributions to shareholders from:
Net investment income	(0.84)	(1.31)	(1.48)	(1.00)	(1.03)	(1.17)
Total distributions	(0.84)	(1.31)	—	—	—	—
Net asset value, end of period	$ 32.91	$ 43.50	$ 44.89	$ 49.42	$ 42.74	$ 37.00
Total return (c)	(22.98)%	(0.07)%	(6.49)%	18.46%	18.67%	(21.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$388,295	$522,052	$471,349	$479,338	$320,556	$373,681
Ratios to average net assets:
Total expenses	0.65%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.98%(d)	2.58%	2.37%	2.30%	2.29%	2.26%
Portfolio turnover rate (e)	3%(f)	23%	24%	34%	19%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
45

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 38.98	$ 38.05	$ 40.25	$ 36.61	$ 33.95	$ 46.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	1.47	1.50	1.51	1.68	2.05
Net realized and unrealized gain (loss) (b)	(8.02)	1.16	(1.95)	4.13	2.56	(12.36)
Total from investment operations	(7.52)	2.63	(0.45)	5.64	4.24	(10.31)
Net equalization credits and charges (a)	0.02	(0.01)	(0.12)	(0.01)	0.05	(0.01)
Other capital	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.85)	(1.69)	(1.63)	(1.99)	(1.63)	(2.06)
Net asset value, end of period	$ 30.63	$ 38.98	$ 38.05	$ 40.25	$ 36.61	$ 33.95
Total return (d)	(19.59)%	7.12%	(1.49)%	15.84%	12.98%	(22.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$585,125	$781,556	$861,910	$1,251,962	$1,010,508	$974,416
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.45%	0.45%	0.46%
Net investment income (loss)	2.60%(e)	3.89%	3.74%	3.95%	4.81%	4.84%
Portfolio turnover rate (f)	12%(g)	66%	47%	122%	39%	76%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
46

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
47

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
50

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following Funds utilized equalization during the period ended March 31, 2020:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P International Dividend ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

(excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. The Adviser has contractually agreed to waive a portion of its Management/Advisory fee and/or reimburse certain expenses, until January 31, 2021, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement, if any, are limited to 0.30% of the Fund’s average daily net assets.
The contractual fee waiver and/or expense reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after January 31, 2021. The waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board. For the period ended March 31, 2020, the SPDR MSCI ACWI ex-US ETF waived $350,166.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
52

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.
For the period ended September 30, 2019, State Street made a voluntary contribution of $82,258 to the SPDR S&P Emerging Markets Dividend ETF in connection with trading matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
53

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2020, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$16,592,424	$15,356,864
SPDR MSCI ACWI ex-US ETF	17,642,676	45,165,205
SPDR S&P Emerging Markets Dividend ETF	46,385,025	57,129,760
SPDR S&P Emerging Markets Small Cap ETF	15,512,992	28,377,453
SPDR S&P International Dividend ETF	87,261,074	95,671,977
For the period ended March 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$107,118,315	$191,447,346	$15,484,469
SPDR MSCI ACWI ex-US ETF	—	184,303,608	3,858,370
SPDR S&P Emerging Markets Dividend ETF	—	19,821,651	(4,389,246)
SPDR S&P Emerging Markets Small Cap ETF	3,812,421	9,748,043	1,425,759
SPDR S&P International Dividend ETF	3,811,394	30,093,362	(6,210,773)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$2,150,264,935	$ 97,364,710	$703,154,352	$(605,789,642)
SPDR MSCI ACWI ex-US ETF	1,478,381,981	114,903,002	408,784,170	(293,881,168)
SPDR S&P Emerging Markets Dividend ETF	401,392,998	7,706,926	132,007,896	(124,300,970)
SPDR S&P Emerging Markets Small Cap ETF	606,521,066	24,987,390	238,559,396	(213,572,006)
SPDR S&P International Dividend ETF	740,435,903	14,800,130	169,107,970	(154,307,840)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
55

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR MSCI ACWI ex-US ETF	$ 36,550,493	$ 13,260,016	$ 24,521,969	$ 37,781,985
SPDR S&P Emerging Markets Dividend ETF	5,354,827	1,066,449	4,426,068	5,492,517
SPDR S&P Emerging Markets Small Cap ETF	19,410,814	6,998,700	14,970,694	21,969,394
SPDR S&P International Dividend ETF	24,147,210	6,050,348	19,006,944	25,057,292
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
56

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2020:
		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI ex-US ETF	Common Stocks	$13,260,016	$—	$—	$—	$13,260,016	$13,260,016
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	1,066,449	—	—	—	1,066,449	1,066,449
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	6,998,700	—	—	—	6,998,700	6,998,700
SPDR S&P International Dividend ETF	Common Stocks	6,050,348	—	—	—	6,050,348	6,050,348
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2020:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
57

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures
58

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Stock Split
The Board authorized a 3-for-2 split for the SPDR MSCI ACWI ex-US ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock split.
12.    Subsequent Events
Change in Audit Firm
PricewaterhouseCoopers LLC (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Trust’s Board of Trustees selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$ 790.70	$ 837.00	$ 753.50
Expenses Paid During Period(a)	1.30	1.38	2.15
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.50	1,022.60
Expenses Paid During Period(a)	1.47	1.52	2.48
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.65%	0.45%
Actual:
Ending Account Value	$ 770.20	$ 804.10
Expenses Paid During Period(a)	2.88	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.80	1,022.80
Expenses Paid During Period(a)	3.29	2.28
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
63

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Small Cap ETF
64

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISINTLSAR

Semi-Annual Report
March 31, 2020
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Prologis, Inc. REIT	6.6%
Digital Realty Trust, Inc. REIT	4.0
Public Storage REIT	3.3
Equity Residential REIT	2.4
AvalonBay Communities, Inc. REIT	2.3
Welltower, Inc. REIT	2.0
Link REIT	2.0
Mitsui Fudosan Co., Ltd.	1.9
Simon Property Group, Inc. REIT	1.9
Essex Property Trust, Inc. REIT	1.6
TOTAL	28.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020

		% of Net Assets
	Equity Real Estate Investment Trusts (REITs)	86.2%
	Real Estate Management & Development	13.2
	Diversified Financial Services	0.0*
	Short-Term Investments	0.4
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Link REIT	4.6%
Mitsui Fudosan Co., Ltd.	4.4
Deutsche Wohnen SE	3.5
Goodman Group REIT	3.1
Segro PLC REIT	2.7
Nippon Building Fund, Inc. REIT	2.5
Japan Real Estate Investment Corp. REIT	2.1
LEG Immobilien AG	2.0
Swiss Prime Site AG	1.9
Gecina SA REIT	1.9
TOTAL	28.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020

		% of Net Assets
	Equity Real Estate Investment Trusts (REITs)	68.3%
	Real Estate Management & Development	31.0
	Diversified Financial Services	0.0*
	Short-Term Investments	1.8
	Liabilities in Excess of Other Assets	(1.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	13.9%
Tencent Holdings, Ltd.	12.9
China Construction Bank Corp. Class H	3.7
Ping An Insurance Group Co. of China, Ltd. Class H	2.5
Industrial & Commercial Bank of China, Ltd. Class H	2.5
Meituan Dianping Class B	2.0
China Mobile, Ltd.	1.9
JD.com, Inc. ADR	1.6
Bank of China, Ltd. Class H	1.4
Baidu, Inc. ADR	1.3
TOTAL	43.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Consumer Discretionary	26.1%
Communication Services	19.9
Financials	19.4
Industrials	6.4
Information Technology	5.5
Real Estate	5.4
Consumer Staples	4.8
Health Care	4.5
Materials	3.0
Energy	2.8
Utilities	2.1
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
BHP Group, Ltd.	4.7%
Nutrien, Ltd.	4.3
TOTAL SA	3.8
Exxon Mobil Corp.	3.7
UPM-Kymmene Oyj	3.6
BP PLC	3.3
Chevron Corp.	3.1
Barrick Gold Corp.	2.9
Royal Dutch Shell PLC Class A	2.8
Vale SA ADR	2.4
TOTAL	34.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020

% of Net Assets
Metals & Mining	34.1%
Oil, Gas & Consumable Fuels	28.4
Chemicals	11.6
Paper & Forest Products	8.9
Containers & Packaging	8.0
Food Products	4.7
Equity Real Estate Investment Trusts (REITs)	1.6
Household Products	1.5
Energy Equipment & Services	0.5
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Seegene, Inc.	0.5%
HelloFresh SE	0.4
Iwatani Corp.	0.3
Assura PLC REIT	0.3
Premier Investment Corp. REIT	0.3
Nikkon Holdings Co., Ltd.	0.3
Hanjin Kal Corp.	0.2
Shochiku Co., Ltd.	0.2
Nitto Boseki Co., Ltd.	0.2
Kiyo Bank, Ltd.	0.2
TOTAL	2.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Industrials	20.8%
Consumer Discretionary	13.2
Information Technology	11.2
Materials	10.4
Real Estate	9.8
Financials	9.5
Health Care	8.9
Consumer Staples	7.0
Communication Services	3.8
Energy	2.5
Utilities	2.0
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Newmont Goldcorp Corp.	10.7%
Chevron Corp.	9.7
Barrick Gold Corp.	9.6
Exxon Mobil Corp.	9.3
Franco-Nevada Corp.	5.6
Archer-Daniels-Midland Co.	4.9
Nutrien, Ltd.	4.8
Corteva, Inc.	4.8
Wheaton Precious Metals Corp.	3.6
ConocoPhillips	3.4
TOTAL	66.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2020

% of Net Assets
Metals & Mining	42.0%
Oil, Gas & Consumable Fuels	35.1
Chemicals	15.5
Food Products	6.9
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 3.6%
BWP Trust REIT	832,147	$ 1,706,208
Charter Hall Retail REIT	609,702	1,160,553
Dexus REIT	1,847,201	10,276,969
Goodman Group REIT	2,733,570	20,244,292
GPT Group REIT	3,282,744	7,293,410
Scentre Group REIT	9,075,033	8,692,598
Shopping Centres Australasia Property Group REIT	1,601,031	2,224,399
Vicinity Centres REIT	5,466,907	3,463,132
		55,061,561
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	125,583	4,230,337
BELGIUM — 0.8%
Cofinimmo SA REIT	41,803	5,467,508
Warehouses De Pauw CVA REIT	222,323	6,384,015
		11,851,523
BRAZIL — 0.3%
BR Malls Participacoes SA	1,480,921	2,849,572
Multiplan Empreendimentos Imobiliarios SA	459,000	1,688,528
		4,538,100
CANADA — 1.2%
Allied Properties Real Estate Investment Trust	103,795	3,262,577
Artis Real Estate Investment Trust	116,252	651,766
Boardwalk Real Estate Investment Trust	40,064	644,863
Canadian Apartment Properties REIT	142,614	4,267,348
Dream Office Real Estate Investment Trust	48,907	801,974
First Capital Real Estate Investment Trust	184,952	1,771,101
Granite Real Estate Investment Trust	45,583	1,861,622
H&R Real Estate Investment Trust	241,141	1,512,902
RioCan Real Estate Investment Trust	263,998	2,991,736
SmartCentres Real Estate Investment Trust	120,946	1,600,887
		19,366,776
FRANCE — 2.4%
Covivio REIT	75,542	4,256,324
Gecina SA REIT	93,998	12,448,918
Klepierre SA REIT	355,988	6,862,982
Unibail-Rodamco-Westfield	1,145,304	3,021,239
See accompanying notes to financial statements.
7

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT	178,233	$ 10,083,395
		36,672,858
GERMANY — 3.5%
alstria office REIT-AG	270,950	3,876,792
Aroundtown SA	1,884,420	9,416,218
Deutsche EuroShop AG	86,117	988,385
Deutsche Wohnen SE	615,223	23,431,113
Grand City Properties SA	174,936	3,677,735
LEG Immobilien AG	117,536	13,244,852
		54,635,095
HONG KONG — 3.6%
Hang Lung Properties, Ltd.	3,217,018	6,532,901
Hongkong Land Holdings, Ltd.	1,988,600	7,457,250
Hysan Development Co., Ltd.	1,047,731	3,406,420
Link REIT	3,577,482	30,324,294
Wharf Real Estate Investment Co., Ltd. (a)	1,966,000	8,091,370
		55,812,235
JAPAN — 14.3%
Activia Properties, Inc. REIT	1,197	3,869,696
Advance Residence Investment Corp. REIT	2,378	6,905,683
Aeon Mall Co., Ltd.	176,200	2,224,636
AEON REIT Investment Corp.	2,578	2,471,613
Comforia Residential REIT, Inc.	1,004	2,859,803
Daiwa House REIT Investment Corp.	3,371	8,234,289
Daiwa Office Investment Corp. REIT	516	2,848,743
Frontier Real Estate Investment Corp. REIT	840	2,369,321
Fukuoka REIT Corp.	1,246	1,290,378
Global One Real Estate Investment Corp. REIT	1,655	1,390,473
GLP J-REIT	6,527	7,351,982
Hoshino Resorts REIT, Inc.	379	1,165,560
Hulic Co., Ltd.	850,500	8,650,354
Hulic Reit, Inc.	1,991	2,309,047
Industrial & Infrastructure Fund Investment Corp. REIT	3,050	4,130,517
Invesco Office J-Reit, Inc.	15,313	2,028,400
Invincible Investment Corp. REIT	10,346	2,322,112
Japan Excellent, Inc. REIT	2,102	2,418,308
Japan Hotel REIT Investment Corp.	7,610	2,213,459
Japan Logistics Fund, Inc. REIT	1,557	3,460,000
Japan Prime Realty Investment Corp. REIT	1,574	4,738,548
Japan Real Estate Investment Corp. REIT	2,362	13,849,715
See accompanying notes to financial statements.
8

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Japan Rental Housing Investments, Inc. REIT	2,822	$ 2,381,401
Japan Retail Fund Investment Corp. REIT	4,445	5,031,532
Kenedix Office Investment Corp. REIT	729	3,842,351
Kenedix Residential Next Investment Corp. REIT	1,561	2,433,572
Kenedix Retail REIT Corp.	922	1,304,149
LaSalle Logiport REIT	2,345	3,167,070
Leopalace21 Corp. (a)(b)	417,600	1,028,962
MCUBS MidCity Investment Corp. REIT	3,058	2,166,986
Mirai Corp. REIT	2,927	995,053
Mitsui Fudosan Co., Ltd.	1,670,100	28,937,261
Mitsui Fudosan Logistics Park, Inc. REIT	674	2,846,964
Mori Hills REIT Investment Corp.	2,752	3,658,117
Mori Trust Sogo Reit, Inc.	1,658	2,005,788
Nippon Accommodations Fund, Inc. REIT	833	4,506,248
Nippon Building Fund, Inc. REIT	2,404	16,122,421
Nippon Prologis REIT, Inc.	4,006	10,063,704
NIPPON REIT Investment Corp.	774	2,287,120
Nomura Real Estate Master Fund, Inc. REIT	7,755	9,812,728
Orix JREIT, Inc.	4,700	6,182,206
Premier Investment Corp. REIT	2,266	2,499,936
Sekisui House Reit, Inc.	7,004	4,489,619
Tokyu Fudosan Holdings Corp.	1,039,700	4,988,788
Tokyu REIT, Inc.	1,599	2,094,378
United Urban Investment Corp. REIT	5,309	5,286,624
Unizo Holdings Co., Ltd. (b)	59,100	3,268,278
		220,503,893
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	5,092,445	4,035,447
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT	70,795	685,913
Wereldhave NV REIT (a)	69,293	507,132
		1,193,045
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	19,200,300	10,721,363
ROMANIA — 0.2%
NEPI Rockcastle PLC	818,079	3,435,382
SINGAPORE — 3.5%
Ascendas Real Estate Investment Trust	5,108,023	10,152,548
See accompanying notes to financial statements.
9

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CapitaLand Commercial Trust REIT	4,859,708	$ 5,222,006
CapitaLand Mall Trust REIT	4,837,404	6,081,366
CapitaLand, Ltd.	4,292,251	8,591,435
Frasers Logistics & Industrial Trust REIT (a)	2,679,100	1,665,206
Keppel REIT	3,311,912	2,209,725
Mapletree Commercial Trust REIT	3,693,831	4,747,488
Mapletree Industrial Trust REIT	2,608,200	4,451,259
Mapletree Logistics Trust REIT	5,105,416	5,665,314
Mapletree North Asia Commercial Trust REIT	3,682,900	2,082,196
Suntec Real Estate Investment Trust	3,992,095	3,504,666
		54,373,209
SOUTH AFRICA — 0.3%
Growthpoint Properties, Ltd. REIT	5,112,275	3,683,929
Hyprop Investments, Ltd. REIT	440,336	468,443
Redefine Properties, Ltd. REIT	9,370,442	1,243,446
		5,395,818
SPAIN — 0.6%
Inmobiliaria Colonial Socimi SA REIT	418,987	3,969,800
Merlin Properties Socimi SA REIT	623,914	4,703,133
		8,672,933
SWEDEN — 1.0%
Castellum AB	437,306	7,415,183
Fabege AB	467,293	6,004,057
Kungsleden AB	308,170	2,332,807
		15,752,047
SWITZERLAND — 1.4%
PSP Swiss Property AG	70,335	8,774,156
Swiss Prime Site AG	129,501	12,681,742
		21,455,898
THAILAND — 0.2%
Central Pattana PCL NVDR	2,322,300	3,025,164
UNITED KINGDOM — 4.2%
British Land Co. PLC REIT	1,603,884	6,686,131
Capital & Counties Properties PLC REIT	1,450,400	2,983,585
Derwent London PLC REIT	179,295	7,269,762
Grainger PLC	1,146,696	3,685,425
Great Portland Estates PLC REIT	435,907	3,681,906
Hammerson PLC REIT	1,340,607	1,286,277
Intu Properties PLC REIT (a)(b)	1,569,640	86,687
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Land Securities Group PLC REIT	1,280,491	$ 8,840,564
Segro PLC REIT	1,879,140	17,801,506
Shaftesbury PLC REIT	375,725	2,876,811
Tritax Big Box REIT PLC	2,931,222	4,077,987
UNITE Group PLC REIT	618,714	6,148,904
		65,425,545
UNITED STATES — 56.9%
Acadia Realty Trust REIT	149,865	1,856,827
American Assets Trust, Inc. REIT	82,528	2,063,200
American Campus Communities, Inc. REIT	233,974	6,492,778
American Homes 4 Rent Class A, REIT	436,948	10,137,194
Americold Realty Trust REIT	328,739	11,190,276
Apartment Investment & Management Co. Class A, REIT	255,377	8,976,502
Apple Hospitality REIT, Inc.	356,389	3,268,087
Ashford Hospitality Trust, Inc. REIT	153,115	113,183
AvalonBay Communities, Inc. REIT	239,204	35,203,653
Boston Properties, Inc. REIT	245,919	22,681,109
Brandywine Realty Trust REIT	303,591	3,193,777
Brixmor Property Group, Inc. REIT	507,028	4,816,766
Camden Property Trust REIT	165,935	13,148,689
CBL & Associates Properties, Inc. REIT (a)	317,684	63,569
Chatham Lodging Trust REIT	82,932	492,616
Columbia Property Trust, Inc. REIT	201,197	2,514,963
CorePoint Lodging, Inc. REIT	70,493	276,333
Corporate Office Properties Trust REIT	192,478	4,259,538
Cousins Properties, Inc. REIT	249,943	7,315,832
CubeSmart REIT	331,944	8,892,780
DiamondRock Hospitality Co. REIT	344,469	1,749,903
Digital Realty Trust, Inc. REIT	450,176	62,533,948
Diversified Healthcare Trust REIT	409,372	1,486,020
Douglas Emmett, Inc. REIT	282,722	8,625,848
Duke Realty Corp. REIT	628,725	20,358,115
Easterly Government Properties, Inc. REIT	125,999	3,104,615
EastGroup Properties, Inc. REIT	65,425	6,835,604
Empire State Realty Trust, Inc. Class A, REIT	256,982	2,302,559
Equity Commonwealth REIT	207,659	6,584,867
Equity LifeStyle Properties, Inc. REIT	311,489	17,904,388
Equity Residential REIT	597,888	36,895,668
Essex Property Trust, Inc. REIT	113,051	24,898,352
Extra Space Storage, Inc. REIT	221,852	21,244,548
Federal Realty Investment Trust REIT	120,407	8,983,566
First Industrial Realty Trust, Inc. REIT	216,206	7,184,525
See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp. REIT	187,854	$ 1,076,403
Front Yard Residential Corp. REIT (a)	85,859	1,026,015
Healthcare Realty Trust, Inc. REIT	227,777	6,361,812
Healthpeak Properties, Inc. REIT	846,633	20,192,197
Hersha Hospitality Trust REIT	61,824	221,330
Highwoods Properties, Inc. REIT	176,550	6,253,401
Host Hotels & Resorts, Inc. REIT	1,227,030	13,546,411
Hudson Pacific Properties, Inc. REIT	265,870	6,742,463
Independence Realty Trust, Inc. REIT	153,677	1,373,872
Invitation Homes, Inc. REIT	920,945	19,680,595
JBG SMITH Properties REIT	200,996	6,397,703
Kilroy Realty Corp. REIT	167,248	10,653,698
Kimco Realty Corp. REIT	719,316	6,955,786
Kite Realty Group Trust REIT	144,526	1,368,661
Life Storage, Inc. REIT	79,484	7,515,212
LTC Properties, Inc. REIT	68,376	2,112,818
Macerich Co. REIT (a)	191,677	1,079,142
Mack-Cali Realty Corp. REIT	155,771	2,372,392
Mid-America Apartment Communities, Inc. REIT	195,124	20,103,626
National Storage Affiliates Trust REIT	102,123	3,022,841
Office Properties Income Trust REIT	82,971	2,260,960
Paramount Group, Inc. REIT	346,944	3,053,107
Park Hotels & Resorts, Inc. REIT	414,587	3,279,383
Pebblebrook Hotel Trust REIT	227,083	2,472,934
Pennsylvania Real Estate Investment Trust (a)	102,511	93,449
Piedmont Office Realty Trust, Inc. Class A, REIT	216,752	3,827,840
Prologis, Inc. REIT	1,264,038	101,590,734
PS Business Parks, Inc. REIT	34,071	4,617,302
Public Storage REIT	257,294	51,101,161
QTS Realty Trust, Inc. Class A, REIT	98,882	5,736,145
Regency Centers Corp. REIT	287,255	11,039,210
Retail Opportunity Investments Corp. REIT	199,645	1,655,057
Retail Properties of America, Inc. Class A, REIT	371,645	1,921,405
Retail Value, Inc. REIT	25,013	306,409
Rexford Industrial Realty, Inc. REIT	190,231	7,801,373
RLJ Lodging Trust REIT	296,601	2,289,760
RPT Realty REIT	138,304	833,973
Ryman Hospitality Properties, Inc. REIT	94,413	3,384,706
Seritage Growth Properties Class A, REIT (a)(b)	57,696	525,611
Service Properties Trust REIT	285,313	1,540,690
Simon Property Group, Inc. REIT	524,748	28,787,675
SITE Centers Corp. REIT	256,749	1,337,662
See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SL Green Realty Corp. REIT	138,913	$ 5,987,150
Summit Hotel Properties, Inc. REIT	180,986	763,761
Sun Communities, Inc. REIT	158,552	19,795,217
Sunstone Hotel Investors, Inc. REIT	387,489	3,375,029
Tanger Factory Outlet Centers, Inc. REIT (a)	162,633	813,165
Taubman Centers, Inc. REIT	105,209	4,406,153
UDR, Inc. REIT	501,354	18,319,475
Universal Health Realty Income Trust REIT	21,772	2,194,835
Urban Edge Properties REIT	198,150	1,745,702
Ventas, Inc. REIT	637,667	17,089,476
Vornado Realty Trust REIT	271,646	9,836,302
Washington Prime Group, Inc. REIT (a)	321,137	258,547
Washington Real Estate Investment Trust	138,690	3,310,530
Weingarten Realty Investors REIT	208,507	3,008,756
Welltower, Inc. REIT	694,952	31,814,903
Xenia Hotels & Resorts, Inc. REIT	193,877	1,996,933
		879,879,056
TOTAL COMMON STOCKS (Cost $1,971,432,650)		1,536,037,285

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	2,784,364	2,781,858
State Street Navigator Securities Lending Portfolio II (g) (h)	3,184,253	3,184,253
TOTAL SHORT-TERM INVESTMENTS (Cost $5,965,721)		5,966,111
TOTAL INVESTMENTS — 99.8% (Cost $1,977,398,371)		1,542,003,396
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,028,400
NET ASSETS — 100.0%		$ 1,545,031,796
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,536,037,285	$—	$ 0(a)	$1,536,037,285
Short-Term Investments	5,966,111	—	—	5,966,111
TOTAL INVESTMENTS	$1,542,003,396	$—	$ 0	$1,542,003,396
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,235,062	$3,235,385	$ 78,324,663	$ 78,774,257	$(4,260)	$327	2,784,364	$2,781,858	$ 20,299
State Street Navigator Securities Lending Portfolio II	—	—	169,388,440	166,204,187	—	—	3,184,253	3,184,253	123,543
State Street Navigator Securities Lending Portfolio III	5,956,024	5,956,024	2,937,211	8,893,235	—	—	—	—	15,425
Total		$9,191,409	$250,650,314	$253,871,679	$(4,260)	$327		$5,966,111	$159,267
See accompanying notes to financial statements.
14

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 8.3%
BWP Trust REIT	1,475,177	$ 3,024,656
Charter Hall Retail REIT	1,087,670	2,070,354
Dexus REIT	3,305,828	18,392,093
Goodman Group REIT	4,889,590	36,211,360
GPT Group REIT	5,877,872	13,059,116
Scentre Group REIT	16,243,811	15,559,272
Shopping Centres Australasia Property Group REIT	2,861,558	3,975,717
Vicinity Centres REIT	9,766,261	6,186,652
		98,479,220
AUSTRIA — 0.6%
CA Immobilien Anlagen AG	222,212	7,485,342
BELGIUM — 1.8%
Cofinimmo SA REIT	74,642	9,762,595
Warehouses De Pauw CVA REIT	393,161	11,289,635
		21,052,230
BRAZIL — 0.7%
BR Malls Participacoes SA	2,713,897	5,222,052
Multiplan Empreendimentos Imobiliarios SA	843,640	3,103,507
		8,325,559
CANADA — 2.9%
Allied Properties Real Estate Investment Trust	182,903	5,749,169
Artis Real Estate Investment Trust	206,228	1,156,216
Boardwalk Real Estate Investment Trust	69,150	1,113,027
Canadian Apartment Properties REIT	252,267	7,548,425
Dream Office Real Estate Investment Trust	83,994	1,377,328
First Capital Real Estate Investment Trust	328,109	3,141,972
Granite Real Estate Investment Trust	80,819	3,300,670
H&R Real Estate Investment Trust	427,516	2,682,206
RioCan Real Estate Investment Trust	472,379	5,353,197
SmartCentres Real Estate Investment Trust	214,388	2,837,721
		34,259,931
FRANCE — 5.6%
Covivio REIT	135,061	7,609,851
Gecina SA REIT	167,302	22,157,163
Klepierre SA REIT	637,782	12,295,601
Unibail-Rodamco-Westfield (a)	2,509,368	6,619,553
Unibail-Rodamco-Westfield REIT (a)	8,552	483,823
See accompanying notes to financial statements.
15

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)(b)	289,365	$ 16,370,602
		65,536,593
GERMANY — 8.2%
alstria office REIT-AG	479,439	6,859,883
Aroundtown SA	3,374,048	16,859,707
Deutsche EuroShop AG	152,697	1,752,540
Deutsche Wohnen SE	1,097,418	41,795,781
Grand City Properties SA	308,956	6,495,280
LEG Immobilien AG	209,208	23,575,151
		97,338,342
HONG KONG — 8.5%
Hang Lung Properties, Ltd.	5,748,755	11,674,180
Hongkong Land Holdings, Ltd.	3,560,300	13,351,125
Hysan Development Co., Ltd.	1,883,846	6,124,827
Link REIT	6,396,955	54,223,373
Wharf Real Estate Investment Co., Ltd. (b)	3,520,000	14,487,092
		99,860,597
JAPAN — 33.4%
Activia Properties, Inc. REIT	2,137	6,908,554
Advance Residence Investment Corp. REIT	4,215	12,240,308
Aeon Mall Co., Ltd. (b)	312,040	3,939,702
AEON REIT Investment Corp.	4,608	4,417,841
Comforia Residential REIT, Inc.	1,785	5,084,410
Daiwa House REIT Investment Corp.	6,013	14,687,862
Daiwa Office Investment Corp. REIT	929	5,128,841
Frontier Real Estate Investment Corp. REIT	1,484	4,185,800
Fukuoka REIT Corp.	2,215	2,293,891
Global One Real Estate Investment Corp. REIT	2,995	2,516,294
GLP J-REIT	11,663	13,137,148
Hoshino Resorts REIT, Inc.	679	2,088,166
Hulic Co., Ltd.	1,517,090	15,430,178
Hulic Reit, Inc.	3,574	4,144,920
Industrial & Infrastructure Fund Investment Corp. REIT	5,459	7,392,949
Invesco Office J-Reit, Inc.	27,146	3,595,830
Invincible Investment Corp. REIT	18,520	4,156,728
Japan Excellent, Inc. REIT	3,783	4,352,263
Japan Hotel REIT Investment Corp.	13,680	3,978,991
Japan Logistics Fund, Inc. REIT	2,754	6,120,000
Japan Prime Realty Investment Corp. REIT	2,810	8,459,543
Japan Real Estate Investment Corp. REIT	4,225	24,773,517
See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Japan Rental Housing Investments, Inc. REIT	5,031	$ 4,245,511
Japan Retail Fund Investment Corp. REIT	7,968	9,019,403
Kenedix Office Investment Corp. REIT	1,305	6,878,283
Kenedix Residential Next Investment Corp. REIT	2,794	4,355,798
Kenedix Retail REIT Corp.	1,644	2,325,402
LaSalle Logiport REIT	4,169	5,630,496
Leopalace21 Corp. (b)(c)	743,000	1,830,744
MCUBS MidCity Investment Corp. REIT	5,453	3,864,152
Mirai Corp. REIT	5,119	1,740,237
Mitsui Fudosan Co., Ltd.	2,987,600	51,765,141
Mitsui Fudosan Logistics Park, Inc. REIT	1,188	5,018,091
Mori Hills REIT Investment Corp.	4,850	6,446,899
Mori Trust Sogo Reit, Inc.	2,939	3,555,494
Nippon Accommodations Fund, Inc. REIT	1,477	7,990,070
Nippon Building Fund, Inc. REIT	4,308	28,891,594
Nippon Prologis REIT, Inc.	7,152	17,966,953
NIPPON REIT Investment Corp.	1,373	4,057,126
Nomura Real Estate Master Fund, Inc. REIT	13,872	17,552,825
Orix JREIT, Inc.	8,399	11,047,733
Premier Investment Corp. REIT	4,006	4,419,569
Sekisui House Reit, Inc.	12,470	7,993,368
Tokyu Fudosan Holdings Corp.	1,849,600	8,874,927
Tokyu REIT, Inc.	2,875	3,765,689
United Urban Investment Corp. REIT	9,476	9,436,061
Unizo Holdings Co., Ltd. (c)	108,700	6,011,199
		393,716,501
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.6%
Fibra Uno Administracion SA de CV REIT	9,096,679	7,208,554
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	125,531	1,216,235
Wereldhave NV REIT (b)	122,873	899,265
		2,115,500
PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	34,548,600	19,291,786
ROMANIA — 0.5%
NEPI Rockcastle PLC	1,440,059	6,047,280
SINGAPORE — 8.2%
Ascendas Real Estate Investment Trust	9,143,378	18,173,094
See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CapitaLand Commercial Trust REIT	8,677,129	$ 9,324,021
CapitaLand Mall Trust REIT	8,632,647	10,852,574
CapitaLand, Ltd.	7,684,397	15,381,207
Frasers Logistics & Industrial Trust REIT	4,754,400	2,955,117
Keppel REIT	5,871,653	3,917,597
Mapletree Commercial Trust REIT	6,531,371	8,394,430
Mapletree Industrial Trust REIT	4,614,100	7,874,610
Mapletree Logistics Trust REIT (b)	9,169,497	10,175,092
Mapletree North Asia Commercial Trust REIT	6,528,300	3,690,896
Suntec Real Estate Investment Trust	7,065,476	6,202,792
		96,941,430
SOUTH AFRICA — 0.8%
Growthpoint Properties, Ltd. REIT (b)	9,029,271	6,506,535
Hyprop Investments, Ltd. REIT	780,556	830,379
Redefine Properties, Ltd. REIT	16,756,096	2,223,513
		9,560,427
SPAIN — 1.3%
Inmobiliaria Colonial Socimi SA REIT	741,230	7,022,974
Merlin Properties Socimi SA REIT	1,113,625	8,394,628
		15,417,602
SWEDEN — 2.4%
Castellum AB	783,494	13,285,323
Fabege AB	834,418	10,721,097
Kungsleden AB	546,347	4,135,775
		28,142,195
SWITZERLAND — 3.3%
PSP Swiss Property AG	125,944	15,711,271
Swiss Prime Site AG	231,702	22,690,057
		38,401,328
THAILAND — 0.5%
Central Pattana PCL NVDR	4,143,059	5,396,992
UNITED KINGDOM — 9.9%
British Land Co. PLC REIT	2,872,639	11,975,206
Capital & Counties Properties PLC REIT	2,596,296	5,340,782
Derwent London PLC REIT	321,182	13,022,765
Grainger PLC	2,064,829	6,636,259
Great Portland Estates PLC REIT	771,542	6,516,861
Hammerson PLC REIT (b)	2,370,568	2,274,497
Intu Properties PLC REIT (b)(c)	2,830,359	156,313
See accompanying notes to financial statements.
18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Land Securities Group PLC REIT	2,292,059	$ 15,824,473
Segro PLC REIT	3,345,736	31,694,892
Shaftesbury PLC REIT	672,388	5,148,268
Tritax Big Box REIT PLC	5,187,686	7,217,234
UNITE Group PLC REIT	1,104,840	10,980,122
		116,787,672
TOTAL COMMON STOCKS (Cost $1,576,888,957)		1,171,365,081

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	594,513	593,978
State Street Navigator Securities Lending Portfolio II (h) (i)	20,721,775	20,721,775
TOTAL SHORT-TERM INVESTMENTS (Cost $21,315,521)		21,315,753
TOTAL INVESTMENTS — 101.1% (Cost $1,598,204,478)		1,192,680,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(12,397,068)
NET ASSETS — 100.0%		$ 1,180,283,766
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
19

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,171,365,081	$—	$ 0(a)	$1,171,365,081
Short-Term Investments	21,315,753	—	—	21,315,753
TOTAL INVESTMENTS	$1,192,680,834	$—	$ 0	$1,192,680,834
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,617,248	$1,617,410	$137,888,837	$138,907,761	$(4,740)	$232	594,513	$ 593,978	$ 23,242
State Street Navigator Securities Lending Portfolio II	—	—	165,732,894	145,011,119	—	—	20,721,775	20,721,775	86,193
State Street Navigator Securities Lending Portfolio III	6,903,374	6,903,374	1,765,232	8,668,606	—	—	—	—	14,033
Total		$8,520,784	$305,386,963	$292,587,486	$(4,740)	$232		$21,315,753	$123,468
See accompanying notes to financial statements.
20

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
Other Securities		$ 3,633,891
AIR FREIGHT & LOGISTICS — 0.8%
ZTO Express Cayman, Inc. ADR (a)	242,961	6,433,607
Other Securities		2,702,039
		9,135,646
AIRLINES — 0.2%
Other Securities		2,578,870
AUTO COMPONENTS — 0.4%
Other Securities		4,750,359
AUTOMOBILES — 1.3%
Geely Automobile Holdings, Ltd.	2,796,000	4,126,777
Other Securities		11,317,088
		15,443,865
BANKS — 12.4%
Agricultural Bank of China, Ltd. Class H	15,939,000	6,395,424
Bank of China, Ltd. Class H	43,059,700	16,499,672
Bank of China, Ltd. Class A	2,647,000	1,299,563
Bank of Communications Co., Ltd. Class H	13,085,824	8,019,413
China CITIC Bank Corp., Ltd. Class H	7,457,471	3,685,006
China Construction Bank Corp. Class H	54,397,623	44,495,598
China Merchants Bank Co., Ltd. Class H	2,133,235	9,632,846
China Merchants Bank Co., Ltd. Class A	836,400	3,809,005
Industrial & Commercial Bank of China, Ltd. Class H	43,006,789	29,463,166
Industrial & Commercial Bank of China, Ltd. Class A	2,485,400	1,805,791
Other Securities		21,629,155
		146,734,639
BEVERAGES — 1.8%
China Resources Beer Holdings Co., Ltd.	753,667	3,442,157
Kweichow Moutai Co., Ltd. Class A	54,231	8,500,133
Other Securities		9,168,738
		21,111,028
BIOTECHNOLOGY — 0.9%
Other Securities		10,964,255
BUILDING PRODUCTS — 0.1%
Other Securities		1,408,795
See accompanying notes to financial statements.
21

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 2.1%
Other Securities		$ 24,546,575
CHEMICALS — 0.7%
China Lumena New Materials Corp. (a)(b)(c)	89,113	—
Other Securities		8,549,351
		8,549,351
COMMERCIAL SERVICES & SUPPLIES — 0.5%
CT Environmental Group, Ltd. (a)(b)(c)	1,980,400	43,436
Other Securities		5,343,692
		5,387,128
COMMUNICATIONS EQUIPMENT — 0.6%
China Fiber Optic Network System Group, Ltd. (a)(b)	1,131,600	—
Other Securities		6,675,384
		6,675,384
CONSTRUCTION & ENGINEERING — 1.0%
Other Securities		11,614,237
CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. Class H	728,500	5,061,312
Other Securities		7,974,289
		13,035,601
CONSUMER FINANCE — 0.0% (d)
Other Securities		189,624
CONTAINERS & PACKAGING — 0.0% (d)
Other Securities		567,235
DISTRIBUTORS — 0.0% (d)
Other Security		419,755
DIVERSIFIED CONSUMER SERVICES — 1.8%
New Oriental Education & Technology Group, Inc. ADR (a)	65,348	7,073,267
TAL Education Group ADR (a)	201,282	10,720,279
Other Securities		3,200,886
		20,994,432
DIVERSIFIED FINANCIAL SERVICES — 0.2%
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(c)	17,589,376	—
Other Securities		1,777,390
		1,777,390
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
China Tower Corp., Ltd. Class H (e)	24,536,000	5,508,088
See accompanying notes to financial statements.
22

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 4,760,662
		10,268,750
ELECTRICAL EQUIPMENT — 0.5%
Tech Pro Technology Development, Ltd. (a)(b)(c)	4,481,396	19,658
Other Securities		6,175,964
		6,195,622
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Anxin-China Holdings, Ltd. (a)(b)	3,068,000	—
Sunny Optical Technology Group Co., Ltd.	387,900	5,224,782
Other Securities		16,148,223
		21,373,005
ENERGY EQUIPMENT & SERVICES — 0.1%
Other Securities		1,001,977
ENTERTAINMENT — 1.7%
NetEase, Inc. ADR	37,809	12,135,177
Other Securities		8,238,316
		20,373,493
FOOD & STAPLES RETAILING — 0.3%
Other Securities		3,996,043
FOOD PRODUCTS — 2.3%
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a)(b)	701,000	91,346
China Mengniu Dairy Co., Ltd.	1,535,220	5,337,984
WH Group, Ltd. (e)	5,186,606	4,851,423
Other Securities		17,244,513
		27,525,266
GAS UTILITIES — 0.8%
China Gas Holdings, Ltd.	1,164,000	4,054,755
Other Securities		5,053,740
		9,108,495
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Other Securities		2,604,088
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Other Securities		4,336,722
HEALTH CARE TECHNOLOGY — 0.1%
Other Security		923,971
See accompanying notes to financial statements.
23

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.3%
Yum China Holdings, Inc.	206,420	$ 8,799,685
Other Securities		6,234,486
		15,034,171
HOUSEHOLD DURABLES — 0.8%
Other Securities		9,825,091
HOUSEHOLD PRODUCTS — 0.1%
Other Security		1,251,571
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.9%
Other Securities		10,391,959
INDUSTRIAL CONGLOMERATES — 0.2%
Other Securities		2,655,391
INSURANCE — 4.8%
China Life Insurance Co., Ltd. Class H	4,217,040	8,258,998
China Pacific Insurance Group Co., Ltd. Class H	1,502,000	4,544,233
PICC Property & Casualty Co., Ltd. Class H	3,860,287	3,735,328
Ping An Insurance Group Co. of China, Ltd. Class H	3,004,100	29,514,278
Ping An Insurance Group Co. of China, Ltd. Class A	428,800	4,184,433
Other Securities		7,296,316
		57,533,586
INTERACTIVE MEDIA & SERVICES — 15.1%
Baidu, Inc. ADR (a)	150,309	15,149,644
China Metal Recycling Holdings, Ltd. (a)(b)(c)	268,085	—
Tencent Holdings, Ltd.	3,122,115	153,147,134
Other Securities		10,994,191
		179,290,969
INTERNET & DIRECT MARKETING RETAIL — 18.9%
Alibaba Group Holding, Ltd. ADR (a)	852,333	165,761,722
JD.com, Inc. ADR (a)	474,568	19,220,004
Meituan Dianping Class B (a)	1,927,700	23,291,373
Pinduoduo, Inc. ADR (a)(c)	188,600	6,795,258
Trip.com Group, Ltd. ADR (a)	219,444	5,145,962
Other Securities		4,661,882
		224,876,201
IT SERVICES — 0.4%
Other Securities		5,213,864
See accompanying notes to financial statements.
24

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Other Security		$ 459,045
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Other Securities		5,500,999
MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	914,500	4,082,326
Other Securities		12,940,558
		17,022,884
MARINE — 0.1%
Other Securities		1,613,464
MEDIA — 0.3%
Other Securities		3,161,549
METALS & MINING — 1.0%
Other Securities		12,197,624
MULTILINE RETAIL — 0.0% (d)
Other Security		494,305
OIL, GAS & CONSUMABLE FUELS — 2.8%
China Petroleum & Chemical Corp. Class H	14,624,640	7,207,695
China Shenhua Energy Co., Ltd. Class H	2,035,700	3,876,573
CNOOC, Ltd.	8,775,174	9,204,372
PetroChina Co., Ltd. Class H	12,702,930	4,654,469
Other Securities		7,845,552
		32,788,661
PAPER & FOREST PRODUCTS — 0.1%
Other Securities		1,739,655
PERSONAL PRODUCTS — 0.3%
Other Security		2,981,151
PHARMACEUTICALS — 2.4%
China Animal Healthcare, Ltd. (a)(b)	763,600	—
CSPC Pharmaceutical Group, Ltd.	2,562,000	5,130,016
Sino Biopharmaceutical, Ltd.	3,726,500	4,913,601
Other Securities		18,512,843
		28,556,460
PROFESSIONAL SERVICES — 0.1%
Other Securities		1,038,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
China Overseas Land & Investment, Ltd.	2,059,862	6,391,475
China Resources Land, Ltd.	1,534,555	6,335,491
See accompanying notes to financial statements.
25

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co., Ltd.	4,174,883	$ 5,052,368
Longfor Group Holdings, Ltd. (e)	806,000	3,925,544
Sunac China Holdings, Ltd.	1,268,300	5,874,411
Other Securities		36,470,487
		64,049,776
ROAD & RAIL — 0.2%
Other Securities		1,816,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Other Securities		8,462,894
SOFTWARE — 0.8%
Other Securities		9,006,998
SPECIALTY RETAIL — 0.4%
Other Securities		4,667,728
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Xiaomi Corp. Class B (a)(c)(e)	7,197,800	9,695,008
Other Securities		4,372,038
		14,067,046
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	566,000	4,158,704
Shenzhou International Group Holdings, Ltd.	401,300	4,266,230
Other Securities		4,461,093
		12,886,027
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Other Securities		2,388,250
TRANSPORTATION INFRASTRUCTURE — 0.8%
Other Securities		9,680,027
WATER UTILITIES — 0.4%
Other Securities		4,895,447
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
China Mobile, Ltd.	3,017,504	22,443,730
Other Security		642,319
		23,086,049
TOTAL COMMON STOCKS (Cost $1,260,970,592)		1,185,859,836
See accompanying notes to financial statements.
26

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
COMPUTERS & PERIPHERALS — 0.0% (d)
Legend Holdings Corp. (expiring 5/19/23) (Cost $0)(a)(b)	15,323	$ —
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f)(g)	392,710	392,356
State Street Navigator Securities Lending Portfolio II (h)(i)	8,363,411	8,363,411
TOTAL SHORT-TERM INVESTMENTS (Cost $8,755,505)		8,755,767
TOTAL INVESTMENTS — 100.6% (Cost $1,269,726,097)		1,194,615,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(7,355,535)
NET ASSETS — 100.0%		$ 1,187,260,068
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $154,440, representing less than 0.05% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
27

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,185,461,277	$244,119	$154,440	$1,185,859,836
Rights	—	—	0(a)	0
Short-Term Investments	8,755,767	—	—	8,755,767
TOTAL INVESTMENTS	$1,194,217,044	$244,119	$154,440	$1,194,615,603
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$ 2,989,635	$26,930,457	$ 29,527,753	$(245)	$262	392,710	$ 392,356	$ 17,556
State Street Navigator Securities Lending Portfolio II	—	—	55,852,194	47,488,783	—	—	8,363,411	8,363,411	115,967
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$92,661,029	$103,585,962	$(245)	$262		$8,755,767	$162,497
See accompanying notes to financial statements.
28

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.6%
BHP Group, Ltd.	1,901,667	$ 33,730,274
Fortescue Metals Group, Ltd.	1,108,402	6,783,977
Newcrest Mining, Ltd.	492,984	6,954,898
South32, Ltd.	3,321,149	3,587,733
Woodside Petroleum, Ltd.	260,697	2,905,581
		53,962,463
BRAZIL — 2.7%
Petroleo Brasileiro SA ADR	360,761	1,984,185
Vale SA ADR	2,049,958	16,994,152
		18,978,337
CANADA — 14.1%
Agnico Eagle Mines, Ltd.	155,278	6,128,864
Barrick Gold Corp. (a)	21,096	383,281
Barrick Gold Corp. (a)	1,130,835	20,716,897
Canadian Natural Resources, Ltd. (b)	321,849	4,352,825
Franco-Nevada Corp.	122,473	12,098,871
Imperial Oil, Ltd. (b)	63,540	710,241
Kirkland Lake Gold, Ltd.	172,985	5,037,572
Nutrien, Ltd. (a)(b)	111,338	3,763,285
Nutrien, Ltd. (a)	895,585	30,396,155
Suncor Energy, Inc.	420,006	6,627,558
Teck Resources, Ltd. Class B	315,098	2,362,100
Wheaton Precious Metals Corp.	289,461	7,876,365
		100,454,014
CHILE — 0.9%
Antofagasta PLC	225,256	2,159,037
Sociedad Quimica y Minera de Chile SA ADR	194,504	4,386,065
		6,545,102
CHINA — 0.6%
CNOOC, Ltd.	4,350,000	4,562,761
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	65,383	621,792
FINLAND — 5.7%
Neste Oyj	117,029	3,961,452
Stora Enso Oyj Class R	1,077,259	10,928,983
UPM-Kymmene Oyj (b)	935,404	25,751,684
		40,642,119
See accompanying notes to financial statements.
29

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FRANCE — 3.7%
TOTAL SA (b)	686,384	$ 26,653,452
GERMANY — 0.5%
K+S AG (b)	335,963	1,956,717
Thyssenkrupp AG (c)	259,172	1,355,908
		3,312,625
HONG KONG — 0.4%
Nine Dragons Paper Holdings, Ltd.	2,957,000	2,697,234
IRELAND — 1.6%
Smurfit Kappa Group PLC	415,677	11,730,937
ISRAEL — 0.5%
Israel Chemicals, Ltd.	1,205,543	3,844,160
ITALY — 1.0%
Eni SpA	689,760	6,978,060
JAPAN — 2.9%
JFE Holdings, Inc.	370,800	2,414,639
Nippon Steel Corp. (b)	615,000	5,271,836
Oji Holdings Corp.	1,778,600	9,539,247
Sumitomo Metal Mining Co., Ltd.	176,400	3,624,243
		20,849,965
LUXEMBOURG — 0.6%
ArcelorMittal SA	412,593	3,920,989
NETHERLANDS — 3.0%
OCI NV (b)(c)	111,321	1,338,731
Royal Dutch Shell PLC Class A	1,134,767	19,966,105
		21,304,836
NORWAY — 2.2%
Equinor ASA	299,336	3,738,493
Norsk Hydro ASA	886,314	1,909,192
Yara International ASA	309,739	9,713,080
		15,360,765
PERU — 0.2%
Southern Copper Corp. (b)	54,469	1,533,847
RUSSIA — 4.8%
Evraz PLC	363,714	1,044,486
Gazprom PJSC ADR (a)	1,636,483	7,591,645
Gazprom PJSC ADR (a)(b)	6,409	29,225
LUKOIL PJSC ADR	114,835	6,890,100
See accompanying notes to financial statements.
30

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MMC Norilsk Nickel PJSC ADR	388,209	$ 9,674,168
Novatek PJSC GDR	27,237	3,140,426
Novolipetsk Steel PJSC GDR	76,370	1,214,283
Rosneft Oil Co. PJSC GDR	313,933	1,277,393
Tatneft PJSC ADR	72,994	3,083,997
		33,945,723
SINGAPORE — 1.7%
Wilmar International, Ltd.	5,318,219	12,064,366
SOUTH AFRICA — 2.2%
Anglo American PLC	894,834	15,715,661
SOUTH KOREA — 1.2%
Korea Zinc Co., Ltd.	8,250	2,412,618
POSCO ADR	183,248	5,983,047
		8,395,665
SPAIN — 0.5%
Repsol SA	399,758	3,654,704
SWEDEN — 1.5%
Svenska Cellulosa AB SCA Class B (b)	1,065,610	10,803,771
SWITZERLAND — 1.5%
Glencore PLC	7,077,411	10,864,239
UNITED KINGDOM — 9.6%
Amcor PLC (a)	573,404	4,576,414
Amcor PLC (a)	596,678	4,845,025
BP PLC	5,498,792	23,468,342
DS Smith PLC	2,402,861	8,205,345
Mondi PLC	853,844	14,620,979
Rio Tinto, Ltd.	240,099	12,427,784
		68,143,889
UNITED STATES — 28.0%
Archer-Daniels-Midland Co.	394,730	13,886,601
Avery Dennison Corp.	59,428	6,053,930
Bunge, Ltd.	100,146	4,108,990
CF Industries Holdings, Inc.	153,721	4,181,211
Chevron Corp.	308,589	22,360,359
ConocoPhillips	178,744	5,505,315
Corteva, Inc. (c)	530,794	12,473,659
EOG Resources, Inc.	94,873	3,407,838
Exxon Mobil Corp.	690,496	26,218,133
FMC Corp.	91,830	7,501,593
See accompanying notes to financial statements.
31

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	937,418	$ 6,327,572
Halliburton Co.	141,974	972,522
Ingredion, Inc.	47,334	3,573,717
International Paper Co.	277,644	8,643,058
Marathon Petroleum Corp.	106,449	2,514,325
Mosaic Co.	248,384	2,687,515
Newmont Goldcorp Corp. (a)	341,316	15,454,789
Newmont Goldcorp Corp. (a)	189,539	8,384,006
Nucor Corp.	196,672	7,084,125
Occidental Petroleum Corp.	144,491	1,673,206
Packaging Corp. of America	66,950	5,813,269
Phillips 66	72,460	3,887,479
Pioneer Natural Resources Co.	26,758	1,877,074
Rayonier, Inc. REIT	92,444	2,177,056
Schlumberger, Ltd.	225,766	3,045,583
Sealed Air Corp.	109,776	2,712,565
Valero Energy Corp.	67,020	3,040,027
Westrock Co.	182,260	5,150,668
Weyerhaeuser Co. REIT	529,626	8,977,161
		199,693,346
TOTAL COMMON STOCKS (Cost $1,068,687,308)		707,234,822

SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	531,018	530,540
State Street Navigator Securities Lending Portfolio II (f) (g)	37,770,598	37,770,598
TOTAL SHORT-TERM INVESTMENTS (Cost $38,301,036)		38,301,138
TOTAL INVESTMENTS — 104.7% (Cost $1,106,988,344)		745,535,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(33,601,124)
NET ASSETS — 100.0%		$ 711,934,836
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
32

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$707,234,822	$—	$—	$707,234,822
Short-Term Investments	38,301,138	—	—	38,301,138
TOTAL INVESTMENTS	$745,535,960	$—	$—	$745,535,960
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 32,894,937	$ 32,362,336	$(2,163)	$102	531,018	$ 530,540	$16,194
State Street Navigator Securities Lending Portfolio II	—	—	175,107,839	137,337,241	—	—	37,770,598	37,770,598	45,431
State Street Navigator Securities Lending Portfolio III	30,153,220	30,153,220	5,773,322	35,926,542	—	—	—	—	5,729
Total		$30,153,220	$213,776,098	$205,626,119	$(2,163)	$102		$38,301,138	$67,354
See accompanying notes to financial statements.
33

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
AUSTRALIA – 5.9%
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	220,632	$ —
Metcash, Ltd.	465,544	897,549
NEXTDC, Ltd. (b)(c)	184,808	1,008,957
Saracen Mineral Holdings, Ltd. (c)	540,577	1,214,257
Tiger Resources, Ltd. (a)(c)	2,464	—
Other Securities		30,605,486
		33,726,249
AUSTRIA – 0.3%
Other Securities		1,666,527
BELGIUM – 0.9%
Euronav NV	95,522	1,092,136
Other Securities		4,243,011
		5,335,147
BERMUDA – 0.1%
Other Security		293,128
CANADA – 5.8%
Colossus Minerals, Inc. (a)(c)	390	—
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Great Basin Gold, Ltd. (a)(c)	266,255	—
Kinaxis, Inc. (c)	11,911	911,223
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Poseidon Concepts Corp. (a)(c)	43,064	—
Southern Pacific Resource Corp. (a)(c)	281,142	—
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Other Securities		32,000,910
		32,912,133
CAYMAN ISLANDS – 0.0% (d)
Other Security		42,931
CHINA – 0.3%
Other Securities		1,616,532
COLOMBIA – 0.0% (d)
Other Security		28,941
DENMARK – 0.9%
AMAG Pharmaceuticals, Inc. (a)	308,573	—
OW Bunker A/S (a)(b)(c)	9,828	—
See accompanying notes to financial statements.
34

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 5,067,657
		5,067,657
EGYPT – 0.2%
Centamin PLC	650,559	980,899
Other Securities
FINLAND – 0.7%
Other Securities		4,004,560
FRANCE – 1.5%
Other Securities		8,430,814
GERMANY – 3.3%
HelloFresh SE (c)	65,491	2,198,917
PATRIZIA AG	43,666	1,006,163
Other Securities		15,709,226
		18,914,306
GREECE – 0.0% (d)
TT Hellenic Postbank SA (a)(c)	129,076	—
Other Securities
HONG KONG – 1.5%
China Household Holdings Ltd. (a)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Long Well International Holdings, Ltd. (a)(c)	2,380,000	18,117
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
SMI Holdings Group, Ltd. (a)(b)(c)	608,081	91,790
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Town Health International Medical Group, Ltd. (a)(b)	1,824,000	40,594
Other Securities		8,688,376
		8,838,877
IRELAND – 0.6%
Other Securities		3,129,971
ISRAEL – 2.0%
Electra, Ltd.	2,170	913,345
Nova Measuring Instruments, Ltd. (c)	25,588	846,315
Other Securities		9,913,031
		11,672,691
ITALY – 1.4%
Banca Carige SpA (a)(b)(c)	21,275,644	17,509
Other Securities		7,770,379
		7,787,888
See accompanying notes to financial statements.
35

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
JAPAN – 41.4%
Awa Bank, Ltd.	47,400	$ 1,001,962
Bank of Okinawa, Ltd.	29,100	850,452
Comforia Residential REIT, Inc.	291	828,887
DTS Corp.	64,324	1,120,181
Fukuoka REIT Corp.	831	860,597
Iwatani Corp. (b)	47,400	1,585,049
Kanematsu Corp.	118,299	1,215,262
Kiyo Bank, Ltd.	87,560	1,294,482
Marudai Food Co., Ltd.	58,831	1,065,394
Nichi-iko Pharmaceutical Co., Ltd.	68,800	909,431
Nikkon Holdings Co., Ltd.	75,780	1,486,048
NIPPON REIT Investment Corp.	429	1,267,667
Nitto Boseki Co., Ltd. (b)	30,630	1,354,808
Penta-Ocean Construction Co., Ltd.	160,900	848,058
Premier Investment Corp. REIT	1,350	1,489,371
Shimachu Co., Ltd. (b)	42,560	1,049,462
SHO-BOND Holdings Co., Ltd.	29,000	1,160,484
Shochiku Co., Ltd. (b)	12,460	1,398,872
SMS Co., Ltd.	43,200	837,549
Toagosei Co., Ltd.	129,700	1,129,341
Unizo Holdings Co., Ltd. (c)	19,500	1,078,366
Other Securities		213,248,525
		237,080,248
LIECHTENSTEIN – 0.0% (d)
Other Security		220,496
LUXEMBOURG – 0.2%
Other Securities		1,012,161
MALTA – 0.1%
Other Securities		494,135
MOROCCO – 0.0% (d)
Other Security		189,884
NETHERLANDS – 1.1%
Corbion NV	40,307	1,196,779
Other Securities		5,289,953
		6,486,732
NEW ZEALAND – 0.9%
Infratil, Ltd.	357,028	827,607
See accompanying notes to financial statements.
36

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 4,525,576
		5,353,183
NORWAY – 1.2%
Scatec Solar ASA (e)	75,756	952,992
Other Securities		6,127,493
		7,080,485
PERU – 0.1%
Other Security		271,781
PORTUGAL – 0.2%
Other Securities		1,320,008
SINGAPORE – 1.5%
Ezion Holdings, Ltd. (a)(c)	4,945,500	112,015
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Hyflux, Ltd. (a)(c)	33,300	—
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
Other Securities		8,683,326
		8,795,341
SOUTH KOREA – 11.2%
Caregen Co., Ltd. (a)	3,538	166,750
CNK International Co., Ltd. (a)(c)	16,071	—
Douzone Bizon Co., Ltd.	15,980	1,063,277
Finetex EnE, Inc. (a)(c)	22,588	—
Hanjin Kal Corp.	23,201	1,416,055
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
HLB, Inc. (b)(c)	15,831	1,170,403
Seegene, Inc.	31,351	2,861,212
Woojeon Co., Ltd. (a)(c)	7,674	—
Other Securities		57,287,350
		63,965,047
SPAIN – 1.1%
Let's GOWEX SA (a)(b)(c)	9,561	—
Other Securities		6,041,073
		6,041,073
SWEDEN – 3.1%
Other Securities		17,917,948
See accompanying notes to financial statements.
37

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SWITZERLAND – 2.4%
Mobimo Holding AG	3,134	$ 876,179
Valora Holding AG (c)	4,702	825,177
Other Securities		12,270,598
		13,971,954
UNITED ARAB EMIRATES – 0.0% (d)
Other Security		16,972
UNITED KINGDOM – 8.2%
Assura PLC REIT	1,453,730	1,505,132
Big Yellow Group PLC REIT	78,797	980,952
Cranswick PLC	25,067	1,149,406
Domino's Pizza Group PLC	268,317	944,867
J D Wetherspoon PLC	82,138	899,819
Johnston Press PLC (a)(c)	358	—
Lb-shell PLC (a)(c)	571	—
Pets at Home Group PLC	309,770	988,672
Primary Health Properties PLC REIT	469,643	935,228
QinetiQ Group PLC	281,874	1,125,421
Safestore Holdings PLC REIT	114,179	906,796
Sole Realisation Co. PLC (a)(c)	16,733	—
Ultra Electronics Holdings PLC	38,564	960,174
Other Securities		36,325,378
		46,721,845
UNITED STATES – 1.0%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	39,714	—
Other Securities		5,779,148
		5,779,148
TOTAL COMMON STOCKS (Cost $792,615,340)		567,167,692
RIGHTS — 0.0% (d)
CANADA – 0.0% (d)
Other Security		60,770
JAPAN – 0.0% (d)
Chiba Kogyo Bank, Ltd. (expiring 06/17/20) (a)(c)	118,600	—
NORWAY – 0.0% (d)
Other Security		—
TOTAL RIGHTS (Cost $56,757)		60,770
See accompanying notes to financial statements.
38

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (d)
FRANCE – 0.0% (d)
Other Securities		$ 224
SINGAPORE – 0.0% (d)
Ezion Holdings, Ltd. (expiring 04/24/20) (a)(b)(c)	230,610	—
Other Security		—
		—
TOTAL WARRANTS (Cost $0)		224
SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f)(g)	72,102	72,037
State Street Navigator Securities Lending Portfolio II (h)(i)	30,722,336	30,722,336
TOTAL SHORT-TERM INVESTMENTS (Cost $30,794,373)		30,794,373
TOTAL INVESTMENTS - 104.5% (Cost $823,466,470)		598,023,059
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%		(25,536,504)
NET ASSETS - 100.0%		$ 572,486,555
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $446,775, representing 0.0% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
See accompanying notes to financial statements.
39

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$565,517,172	$1,203,745	$446,775	$567,167,692
Rights	60,770	—	—	60,770
Warrants	224	—	0(a)	224
Short-Term Investments	30,794,373	—	—	30,794,373
TOTAL INVESTMENTS	$596,372,539	$1,203,745	$446,775	$598,023,059
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$ 2,808,915	$ 22,217,787	$ 24,953,349	$(1,316)	$—	72,102	$ 72,037	$ 10,031
State Street Navigator Securities Lending Portfolio II	—	—	98,831,120	68,108,784	—	—	30,722,336	30,722,336	624,138
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$129,815,916	$167,293,637	$(1,316)	$—		$30,794,373	$791,685
See accompanying notes to financial statements.
40

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CANADA — 37.9%
Agnico Eagle Mines, Ltd.	303,347	$ 11,973,186
Barrick Gold Corp.	2,238,571	40,671,266
Cameco Corp.	169,725	1,279,481
Canadian Natural Resources, Ltd.	509,913	6,896,284
Cenovus Energy, Inc.	439,016	875,965
First Quantum Minerals, Ltd.	868,074	4,385,044
Franco-Nevada Corp.	238,007	23,512,252
Husky Energy, Inc. (a)	129,386	321,795
Imperial Oil, Ltd.	99,951	1,117,238
Kinross Gold Corp. (b)	1,578,273	6,264,968
Kirkland Lake Gold, Ltd.	336,074	9,786,958
Lundin Mining Corp.	805,051	2,992,040
Nutrien, Ltd. (a)	604,828	20,443,514
Suncor Energy, Inc.	664,037	10,478,288
Teck Resources, Ltd. Class B	612,320	4,590,195
Wheaton Precious Metals Corp.	563,127	15,322,941
		160,911,415
UNITED STATES — 61.6%
Apache Corp.	161,396	674,635
Archer-Daniels-Midland Co.	586,074	20,618,083
Bunge, Ltd.	210,635	8,642,354
CF Industries Holdings, Inc.	308,168	8,382,170
Chevron Corp.	566,126	41,021,490
Concho Resources, Inc.	86,587	3,710,253
ConocoPhillips	472,364	14,548,811
Continental Resources, Inc. (a)	36,639	279,922
Corteva, Inc. (b)	864,530	20,316,455
Devon Energy Corp.	166,128	1,147,945
Diamondback Energy, Inc.	69,417	1,818,725
EOG Resources, Inc.	250,446	8,996,020
Exxon Mobil Corp.	1,038,998	39,450,754
FMC Corp.	149,770	12,234,711
Freeport-McMoRan, Inc.	1,826,947	12,331,892
Hess Corp.	111,497	3,712,850
Marathon Oil Corp.	343,309	1,129,487
Mosaic Co.	403,980	4,371,064
Newmont Goldcorp Corp. (c)	1,005,527	45,530,263
Newmont Goldcorp Corp. (c)	26,835	1,187,011
Noble Energy, Inc.	205,878	1,243,503
See accompanying notes to financial statements.
41

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	384,556	$ 4,453,159
Ovintiv, Inc. (a)	111,500	301,050
Pioneer Natural Resources Co.	71,308	5,002,256
		261,104,863
TOTAL COMMON STOCKS (Cost $618,492,117)		422,016,278

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	370,640	370,306
State Street Navigator Securities Lending Portfolio II (f) (g)	3,238,384	3,238,384
TOTAL SHORT-TERM INVESTMENTS (Cost $3,608,905)		3,608,690
TOTAL INVESTMENTS — 100.4% (Cost $622,101,022)		425,624,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,561,445)
NET ASSETS — 100.0%		$ 424,063,523
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$422,016,278	$—	$—	$422,016,278
Short-Term Investments	3,608,690	—	—	3,608,690
TOTAL INVESTMENTS	$425,624,968	$—	$—	$425,624,968
See accompanying notes to financial statements.
42

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	236,062	$236,086	$14,611,821	$14,476,337	$(1,049)	$(215)	370,640	$ 370,306	$11,576
State Street Navigator Securities Lending Portfolio II	—	—	31,076,701	27,838,317	—	—	3,238,384	3,238,384	4,748
State Street Navigator Securities Lending Portfolio III	494,725	494,725	1,861,097	2,355,822	—	—	—	—	452
Total		$730,811	$47,549,619	$44,670,476	$(1,049)	$(215)		$3,608,690	$16,776
See accompanying notes to financial statements.
43

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,536,037,285	$ 1,171,365,081	$1,185,859,836
Investments in affiliated issuers, at value	5,966,111	21,315,753	8,755,767
Total Investments	1,542,003,396	1,192,680,834	1,194,615,603
Foreign currency, at value	424,374	1,262,603	1,550,820
Cash	1	—	2
Receivable for investments sold	1,348	1,520,000	—
Dividends receivable — unaffiliated issuers	7,619,644	7,596,355	29,005
Dividends receivable — affiliated issuers	1,803	1,464	537
Securities lending income receivable — unaffiliated issuers	17,551	33,687	38,313
Securities lending income receivable — affiliated issuers	17,949	40,028	11,472
Receivable for foreign taxes recoverable	415,974	1,094,294	—
TOTAL ASSETS	1,550,502,040	1,204,229,265	1,196,245,752
LIABILITIES
Due to custodian	—	1,519,979	—
Payable upon return of securities loaned	3,184,253	20,721,775	8,363,411
Payable for investments purchased	1,545,633	1,011,625	—
Advisory fee payable	736,586	686,920	620,206
Trustees’ fees and expenses payable	3,772	5,200	2,067
TOTAL LIABILITIES	5,470,244	23,945,499	8,985,684
NET ASSETS	$1,545,031,796	$ 1,180,283,766	$1,187,260,068
NET ASSETS CONSIST OF:
Paid-in Capital	$2,083,507,445	$ 2,310,372,992	$1,455,505,675
Total distributable earnings (loss)	(538,475,649)	(1,130,089,226)	(268,245,607)
NET ASSETS	$1,545,031,796	$ 1,180,283,766	$1,187,260,068
NET ASSET VALUE PER SHARE
Net asset value per share	$ 36.10	$ 26.77	$ 91.68
Shares outstanding (unlimited amount authorized, $0.01 par value)	42,800,000	44,085,379	12,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,971,432,650	$ 1,576,888,957	$1,260,970,592
Investments in affiliated issuers	5,965,721	21,315,521	8,755,505
Total cost of investments	$1,977,398,371	$ 1,598,204,478	$1,269,726,097
Foreign currency, at cost	$ 421,346	$ 1,263,896	$ 1,550,563
* Includes investments in securities on loan, at value	$ 11,794,933	$ 39,649,635	$ 39,420,326
See accompanying notes to financial statements.
44

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2020 (Unaudited)

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 707,234,822	$ 567,228,686	$ 422,016,278
Investments in affiliated issuers, at value	38,301,138	30,794,373	3,608,690
Total Investments	745,535,960	598,023,059	425,624,968
Foreign currency, at value	1,181,908	418,921	381,262
Cash	14	6	—
Receivable for investments sold	15	198,419	10,422,860
Receivable for fund shares sold	18,313,285	—	—
Dividends receivable — unaffiliated issuers	4,157,354	4,285,277	1,071,230
Dividends receivable — affiliated issuers	1,217	620	527
Securities lending income receivable — unaffiliated issuers	3,328	92,033	3,391
Securities lending income receivable — affiliated issuers	13,243	106,547	2,019
Receivable for foreign taxes recoverable	98,975	383,049	—
Other Receivable	7,622	210	—
TOTAL ASSETS	769,312,921	603,508,141	437,506,257
LIABILITIES
Payable upon return of securities loaned	37,770,598	30,722,336	3,238,384
Payable for investments purchased	19,359,254	42,728	3,558,915
Payable for fund shares repurchased	—	—	6,510,450
Deferred foreign taxes payable	—	53,799	—
Advisory fee payable	245,751	201,443	134,012
Trustees’ fees and expenses payable	2,482	1,280	973
TOTAL LIABILITIES	57,378,085	31,021,586	13,442,734
NET ASSETS	$ 711,934,836	$ 572,486,555	$ 424,063,523
NET ASSETS CONSIST OF:
Paid-in Capital	$1,321,208,647	$ 876,809,270	$ 666,319,639
Total distributable earnings (loss)**	(609,273,811)	(304,322,715)	(242,256,116)
NET ASSETS	$ 711,934,836	$ 572,486,555	$ 424,063,523
NET ASSET VALUE PER SHARE
Net asset value per share	$ 31.05	$ 22.90	$ 21.89
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,925,000	25,000,000	19,375,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,068,687,308	$ 792,672,097	$ 618,492,117
Investments in affiliated issuers	38,301,036	30,794,373	3,608,905
Total cost of investments	$1,106,988,344	$ 823,466,470	$ 622,101,022
Foreign currency, at cost	$ 1,164,251	$ 414,960	$ 381,313
* Includes investments in securities on loan, at value	$ 69,452,155	$ 63,783,328	$ 3,263,501
** Includes deferred foreign taxes	$ —	$ 45,135	$ —
See accompanying notes to financial statements.
45

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 40,632,909	$ 33,197,044
Dividend income — affiliated issuers	20,299	23,242
Unaffiliated securities lending income	66,244	232,975
Affiliated securities lending income	138,968	100,226
Foreign taxes withheld	(1,799,961)	(3,545,595)
TOTAL INVESTMENT INCOME (LOSS)	39,058,459	30,007,892
EXPENSES
Advisory fee	5,375,188	5,799,288
Trustees’ fees and expenses	15,093	14,110
TOTAL EXPENSES	5,390,281	5,813,398
NET INVESTMENT INCOME (LOSS)	$ 33,668,178	$ 24,194,494
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,050,443)	(20,733,117)
Investments — affiliated issuers	(4,260)	(4,740)
In-kind redemptions — unaffiliated issuers	(293,687)	40,920,139
Foreign currency transactions	(77,651)	(133,410)
Net realized gain (loss)	(16,426,041)	20,048,872
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(654,877,424)	(501,929,090)
Investment — affiliated issuers	327	232
Foreign currency translations	49,841	66,987
Net change in unrealized appreciation/depreciation	(654,827,256)	(501,861,871)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(671,253,297)	(481,812,999)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(637,585,119)	$(457,618,505)
See accompanying notes to financial statements.
46

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,335,607	$ 18,218,595
Dividend income — affiliated issuers	17,556	16,194
Dividend income — non-cash transactions	200,940	—
Unaffiliated securities lending income	313,694	17,906
Affiliated securities lending income	144,941	51,160
Foreign taxes withheld	(26,063)	(884,335)
TOTAL INVESTMENT INCOME (LOSS)	1,986,675	17,419,520
EXPENSES
Advisory fee	3,783,368	2,066,474
Trustees’ fees and expenses	8,802	7,492
TOTAL EXPENSES	3,792,170	2,073,966
NET INVESTMENT INCOME (LOSS)	$ (1,805,495)	$ 15,345,554
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,580,212)	(9,053,606)
Investments — affiliated issuers	(245)	(2,163)
In-kind redemptions — unaffiliated issuers	30,870,508	1,454,010
Foreign currency transactions	(3,586)	(174,383)
Net realized gain (loss)	27,286,465	(7,776,142)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(16,558,986)	(266,124,672)
Investment — affiliated issuers	262	102
Foreign currency translations	3,422	(28,252)
Net change in unrealized appreciation/depreciation	(16,555,302)	(266,152,822)
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,731,163	(273,928,964)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,925,668	$(258,583,410)
See accompanying notes to financial statements.
47

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,840,554	$ 8,679,380
Dividend income — affiliated issuers	10,031	11,576
Dividend income — non-cash transactions	—	586,101
Unaffiliated securities lending income	712,391	9,690
Affiliated securities lending income	781,654	5,200
Foreign taxes withheld	(952,434)	(376,290)
TOTAL INVESTMENT INCOME (LOSS)	10,392,196	8,915,657
EXPENSES
Advisory fee	1,571,796	1,185,866
Trustees’ fees and expenses	5,350	4,694
TOTAL EXPENSES	1,577,146	1,190,560
NET INVESTMENT INCOME (LOSS)	$ 8,815,050	$ 7,725,097
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(843,064)	(17,986,125)
Investments — affiliated issuers	(1,316)	(1,049)
In-kind redemptions — unaffiliated issuers	4,287,139	37,088,545
Foreign currency transactions	(318,851)	(44,755)
Net realized gain (loss)	3,123,908	19,056,616
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(158,491,425)	(194,488,663)
Investment — affiliated issuers	—	(215)
Foreign currency translations	(15,769)	3,451
Net change in unrealized appreciation/depreciation	(158,507,194)	(194,485,427)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(155,383,286)	(175,428,811)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(146,568,236)	$(167,703,714)
* Includes foreign capital gain taxes	$ (8,664)	$ —
** Includes foreign deferred taxes	$ 69,523	$ —
See accompanying notes to financial statements.
48

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,668,178	$ 65,002,232
Net realized gain (loss)	(16,426,041)	62,243,161
Net change in unrealized appreciation/depreciation	(654,827,256)	133,891,542
Net increase (decrease) in net assets resulting from operations	(637,585,119)	261,136,935
Net equalization credits and charges	(161,282)	(1,046,990)
Distributions to shareholders	(50,940,945)	(73,012,869)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	49,431,156	50,529,050
Cost of shares redeemed	(35,623,988)	(317,174,701)
Net income equalization	161,282	1,046,990
Other Capital	1,293	—
Net increase (decrease) in net assets from beneficial interest transactions	13,969,743	(265,598,661)
Net increase (decrease) in net assets during the period	(674,717,603)	(78,521,585)
Net assets at beginning of period	2,219,749,399	2,298,270,984
NET ASSETS AT END OF PERIOD	$1,545,031,796	$2,219,749,399
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	1,000,000
Shares redeemed	(950,000)	(6,500,000)
Net increase (decrease)	—	(5,500,000)
See accompanying notes to financial statements.
49

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,194,494	$ 68,668,830
Net realized gain (loss)	20,048,872	42,738,358
Net change in unrealized appreciation/depreciation	(501,861,871)	43,316,147
Net increase (decrease) in net assets resulting from operations	(457,618,505)	154,723,335
Net equalization credits and charges	32,526,601	25,297,099
Distributions to shareholders	(140,255,393)	(112,554,076)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	154,669,857	88,178,782
Cost of shares redeemed	(469,646,379)	(1,027,591,211)
Net income equalization	(32,526,601)	(25,297,099)
Other Capital	31,080	4,980
Net increase (decrease) in net assets from beneficial interest transactions	(347,472,043)	(964,704,548)
Net increase (decrease) in net assets during the period	(912,819,340)	(897,238,190)
Net assets at beginning of period	2,093,103,106	2,990,341,296
NET ASSETS AT END OF PERIOD	$1,180,283,766	$ 2,093,103,106
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,900,000	2,300,000
Shares redeemed	(12,850,000)	(27,300,000)
Net increase (decrease)	(8,950,000)	(25,000,000)
See accompanying notes to financial statements.
50

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,805,495)	$ 21,389,593
Net realized gain (loss)	27,286,465	88,843,836
Net change in unrealized appreciation/depreciation	(16,555,302)	(182,550,426)
Net increase (decrease) in net assets resulting from operations	8,925,668	(72,316,997)
Distributions to shareholders	(11,104,931)	(22,801,306)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	178,986,779	682,110,785
Cost of shares redeemed	(112,711,599)	(504,433,585)
Other Capital	221,686	782,821
Net increase (decrease) in net assets from beneficial interest transactions	66,496,866	178,460,021
Net increase (decrease) in net assets during the period	64,317,603	83,341,718
Net assets at beginning of period	1,122,942,465	1,039,600,747
NET ASSETS AT END OF PERIOD	$1,187,260,068	$1,122,942,465
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,750,000	7,100,000
Shares redeemed	(1,200,000)	(5,400,000)
Net increase (decrease)	550,000	1,700,000
See accompanying notes to financial statements.
51

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,345,554	$ 49,483,559
Net realized gain (loss)	(7,776,142)	2,680,858
Net change in unrealized appreciation/depreciation	(266,152,822)	(236,099,380)
Net increase (decrease) in net assets resulting from operations	(258,583,410)	(183,934,963)
Distributions to shareholders	(24,471,024)	(48,139,196)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	97,686,683	132,041,813
Cost of shares redeemed	(147,567,428)	(408,925,614)
Other Capital	2,870	4,180
Net increase (decrease) in net assets from beneficial interest transactions	(49,877,875)	(276,879,621)
Net increase (decrease) in net assets during the period	(332,932,309)	(508,953,780)
Net assets at beginning of period	1,044,867,145	1,553,820,925
NET ASSETS AT END OF PERIOD	$ 711,934,836	$1,044,867,145
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,450,000	2,950,000
Shares redeemed	(3,775,000)	(9,400,000)
Net increase (decrease)	(1,325,000)	(6,450,000)
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,815,050	$ 18,840,623
Net realized gain (loss)	3,123,908	2,453,339
Net change in unrealized appreciation/depreciation	(158,507,194)	(115,109,712)
Net increase (decrease) in net assets resulting from operations	(146,568,236)	(93,815,750)
Distributions to shareholders	(18,432,950)	(30,767,257)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	12,848,498	100,502,507
Cost of shares redeemed	(62,193,278)	(60,235,248)
Other Capital	24,734	7,513
Net increase (decrease) in net assets from beneficial interest transactions	(49,320,046)	40,274,772
Net increase (decrease) in net assets during the period	(214,321,232)	(84,308,235)
Net assets at beginning of period	786,807,787	871,116,022
NET ASSETS AT END OF PERIOD	$ 572,486,555	$ 786,807,787
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	3,500,000
Shares redeemed	(2,200,000)	(2,000,000)
Net increase (decrease)	(1,800,000)	1,500,000
See accompanying notes to financial statements.
53

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,725,097	$ 14,433,789
Net realized gain (loss)	19,056,616	26,793,897
Net change in unrealized appreciation/depreciation	(194,485,427)	(87,760,837)
Net increase (decrease) in net assets resulting from operations	(167,703,714)	(46,533,151)
Net equalization credits and charges	32,877	194,650
Distributions to shareholders	(9,312,097)	(13,741,277)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	109,198,103	212,321,843
Cost of shares redeemed	(225,672,971)	(149,199,842)
Net income equalization	(32,877)	(194,650)
Net increase (decrease) in net assets from beneficial interest transactions	(116,507,745)	62,927,351
Net increase (decrease) in net assets during the period	(293,490,679)	2,847,573
Net assets at beginning of period	717,554,202	714,706,629
NET ASSETS AT END OF PERIOD	$ 424,063,523	$ 717,554,202
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,975,000	6,775,000
Shares redeemed	(7,475,000)	(4,750,000)
Net increase (decrease)	(3,500,000)	2,025,000
See accompanying notes to financial statements.
54

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 51.86	$ 47.58	$ 47.66	$ 49.68	$ 45.11	$ 44.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	1.42	1.43	1.19	1.23	1.17
Net realized and unrealized gain (loss) (b)	(15.35)	4.50	0.27	(1.51)	4.88	1.04
Total from investment operations	(14.57)	5.92	1.70	(0.32)	6.11	2.21
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.00)(c)	(0.00)(c)	0.03	0.02
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.19)	(1.62)	(1.78)	(1.68)	(1.57)	(1.36)
Net realized gains	—	—	—	(0.02)	—	—
Total distributions	(1.19)	(1.62)	(1.78)	(1.70)	(1.57)	(1.36)
Net asset value, end of period	$ 36.10	$ 51.86	$ 47.58	$ 47.66	$ 49.68	$ 45.11
Total return (d)	(28.60)%	12.68%	3.60%	(0.55)%	13.71%	4.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,545,032	$2,219,749	$2,298,271	$2,688,166	$2,494,073	$1,899,194
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.13%(e)	2.92%	3.00%	2.52%	2.56%	2.46%
Portfolio turnover rate (f)	3%(g)	7%	11%	13%	9%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
55

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 39.47	$ 38.32	$ 38.37	$ 41.61	$ 39.24	$ 41.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	1.12	1.26	1.16	1.08	1.02
Net realized and unrealized gain (loss) (b)	(11.10)	1.51	(0.33)	(1.36)	2.32	(2.07)
Total from investment operations	(10.63)	2.63	0.93	(0.20)	3.40	(1.05)
Net equalization credits and charges (a)	0.63	0.41	0.19	0.16	0.08	(0.01)
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.70)	(1.89)	(1.17)	(3.20)	(1.11)	(1.24)
Net asset value, end of period	$ 26.77	$ 39.47	$ 38.32	$ 38.37	$ 41.61	$ 39.24
Total return (d)	(27.22)%	8.31%	2.87%	0.48%	8.93%	(2.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,180,284	$2,093,103	$2,990,341	$3,654,633	$4,528,235	$4,753,058
Ratios to average net assets:
Total expenses	0.59%(e)	0.59%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	2.46%(e)	2.93%	3.18%	3.03%	2.65%	2.40%
Portfolio turnover rate (f)	4%(g)	9%	15%	18%	14%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
56

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 90.56	$ 97.16	$ 101.90	$ 78.85	$ 68.73	$ 76.42
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.14)	1.70	1.74	1.57(b)	1.38	1.92
Net realized and unrealized gain (loss) (c)	2.07	(6.39)	(4.21)	22.78	10.68	(8.34)
Total from investment operations	1.93	(4.69)	(2.47)	24.35	12.06	(6.42)
Other capital	0.02	0.06	—	0.01	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(0.83)	(1.97)	(2.27)	(1.31)	(1.94)	(1.29)
Net asset value, end of period	$ 91.68	$ 90.56	$ 97.16	$ 101.90	$ 78.85	$ 68.73
Total return (e)	2.06%	(4.73)%	(2.64)%	31.50%(b)	17.81%	(8.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,187,260	$1,122,942	$1,039,601	$1,029,239	$812,123	$817,908
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.28)%(f)	1.81%	1.62%	1.85%(b)	1.94%	2.32%
Portfolio turnover rate (g)	2%(h)	23%	3%	5%	6%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
57

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 43.09	$ 50.61	$ 45.84	$ 39.07	$ 32.56	$ 48.62
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	1.81	1.49	1.19	0.97	1.51
Net realized and unrealized gain (loss) (b)	(11.71)	(7.67)	4.52	6.51	6.63	(16.27)
Total from investment operations	(11.08)	(5.86)	6.01	7.70	7.60	(14.76)
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.96)	(1.66)	(1.24)	(0.93)	(1.09)	(1.30)
Net asset value, end of period	$ 31.05	$ 43.09	$ 50.61	$ 45.84	$ 39.07	$ 32.56
Total return (d)	(26.43)%	(11.50)%	13.17%	19.95%	23.87%	(30.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$711,935	$1,044,867	$1,553,821	$1,226,154	$722,833	$569,822
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	2.97%(e)	4.03%	3.03%	2.82%	2.75%	3.52%
Portfolio turnover rate (f)	4%(g)	16%	19%	25%	23%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
58

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 29.36	$ 34.43	$ 34.90	$ 31.21	$ 27.57	$ 32.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.71	0.74	0.63	0.62	0.57
Net realized and unrealized gain (loss) (b)	(6.11)	(4.63)	0.71	4.23	3.76	(2.14)
Total from investment operations	(5.78)	(3.92)	1.45	4.86	4.38	(1.57)
Other capital	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.68)	(1.15)	(0.91)	(0.79)	(0.59)	(0.49)
Net realized gains	—	—	(1.01)	(0.38)	(0.15)	(3.13)
Total distributions	(0.68)	(1.15)	(1.92)	(1.17)	(0.74)	(3.62)
Net asset value, end of period	$ 22.90	$ 29.36	$ 34.43	$ 34.90	$ 31.21	$ 27.57
Total return (d)	(20.34)%	(11.28)%	4.02%	16.30%	16.18%	(4.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$572,487	$786,808	$871,116	$886,430	$702,312	$650,556
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.47%
Net investment income (loss)	2.24%(e)	2.35%	2.11%	1.99%	2.15%	1.93%
Portfolio turnover rate (f)	1%(g)	15%	29%	31%	20%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
59

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 12/15/15*- 9/30/16
Net asset value, beginning of period	$ 31.37	$ 34.28	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.67	0.54	0.50	0.39
Net realized and unrealized gain (loss) (b)	(9.43)	(2.95)	0.72	0.75	8.91
Total from investment operations	(9.08)	(2.28)	1.26	1.25	9.30
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.40)	(0.64)	(0.50)	(0.51)	(0.25)
Net realized gains	—	—	(0.15)	(1.13)	—
Total distributions	(0.40)	(0.64)	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 21.89	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Total return (d)	(29.39)%	(6.50)%	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$424,064	$717,554	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	2.28%(e)	2.11%	1.57%	1.53%	1.63%(e)
Portfolio turnover rate (f)	8%(g)	19%	20%	15%	15%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
60

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
61

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
62

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all
63

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment
64

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2020:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
65

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Annual Rate
SPDR S&P Global Natural Resources ETF	0.40%
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
66

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2020, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 70,663,280	$ 86,815,809
SPDR Dow Jones International Real Estate ETF	83,620,608	192,913,759
SPDR S&P China ETF	133,395,657	24,398,961
SPDR S&P Global Natural Resources ETF	50,819,906	35,926,216
SPDR S&P International Small Cap ETF	10,858,064	12,988,437
SPDR S&P North American Natural Resources ETF	59,404,636	53,842,070
67

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

For the period ended March 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 48,195,722	$ 35,460,762	$ (293,687)
SPDR Dow Jones International Real Estate ETF	140,316,524	461,673,182	40,920,139
SPDR S&P China ETF	40,477,553	91,942,048	30,870,508
SPDR S&P Global Natural Resources ETF	74,595,137	146,979,973	1,454,010
SPDR S&P International Small Cap ETF	—	51,449,624	4,287,139
SPDR S&P North American Natural Resources ETF	101,777,509	225,876,770	37,088,545
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon
68

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

jurisdiction. As of September 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,042,448,553	$107,573,045	$608,018,202	$(500,445,157)
SPDR Dow Jones International Real Estate ETF	1,756,598,546	102,094,491	666,012,203	(563,917,712)
SPDR S&P China ETF	1,277,366,425	152,988,257	235,739,079	(82,750,822)
SPDR S&P Global Natural Resources ETF	1,113,348,161	13,567,225	381,379,426	(367,812,201)
SPDR S&P International Small Cap ETF	838,822,806	34,738,887	275,538,634	(240,799,747)
SPDR S&P North American Natural Resources ETF	623,668,519	21,693,554	219,737,105	(198,043,551)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
69

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The market value of securities on loan as of March 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 11,794,933	$ 3,184,253	$ 9,185,684	$ 12,369,937
SPDR Dow Jones International Real Estate ETF	39,649,635	20,721,775	19,472,753	40,194,528
SPDR S&P China ETF	39,420,326	8,363,411	33,117,822	41,481,233
SPDR S&P Global Natural Resources ETF	69,452,155	37,770,598	30,643,281	68,413,879
SPDR S&P International Small Cap ETF	63,783,328	30,722,336	36,903,775	67,626,111
SPDR S&P North American Natural Resources ETF	3,263,501	3,238,384	—	3,238,384
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
70

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2020:
		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 3,184,253	$—	$—	$—	$ 3,184,253	$ 3,184,253
SPDR Dow Jones International Real Estate ETF	Common Stocks	20,721,775	—	—	—	20,721,775	20,721,775
SPDR S&P China ETF	Common Stocks	8,363,411	—	—	—	8,363,411	8,363,411
SPDR S&P Global Natural Resources ETF	Common Stocks	37,770,598	—	—	—	37,770,598	37,770,598
SPDR S&P International Small Cap ETF	Common Stocks	30,722,336	—	—	—	30,722,336	30,722,336
SPDR S&P North American Natural Resources ETF	Common Stocks	3,238,384	—	—	—	3,238,384	3,238,384
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Fund participates in the credit facility as of March 31, 2020:
SPDR S&P International Small Cap ETF
The Fund had no outstanding loans as of March 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
71

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures
72

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Change in Audit Firm
PricewaterhouseCoopers LLC (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Trust’s Board of Trustees selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
73

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
74

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$ 714.00	$ 727.80	$1,020.60
Expenses Paid During Period(a)	2.14	2.55	2.98
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.50	1,022.10	1,022.10
Expenses Paid During Period(a)	2.53	2.98	2.98
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$ 735.70	$ 796.60	$ 706.10
Expenses Paid During Period(a)	1.74	1.80	1.49
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.00	1,023.00	1,023.30
Expenses Paid During Period(a)	2.02	2.02	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
75

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
76

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISRASAR

Semi-Annual Report
March 31, 2020
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	6.2%
Tencent Holdings, Ltd.	5.6
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4
China Construction Bank Corp. Class H	1.7
Industrial & Commercial Bank of China, Ltd. Class H	1.3
Naspers, Ltd. Class N	1.2
Ping An Insurance Group Co. of China, Ltd. Class H	1.2
Reliance Industries, Ltd. GDR	1.0
HDFC Bank, Ltd.	0.9
Meituan Dianping Class B	0.9
TOTAL	23.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

		% of Net Assets
	Financials	23.1%
	Consumer Discretionary	15.9
	Information Technology	12.5
	Communication Services	12.2
	Materials	7.0
	Consumer Staples	6.9
	Energy	6.1
	Industrials	5.7
	Health Care	3.6
	Real Estate	3.4
	Utilities	2.5
	Short-Term Investment	1.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Nestle SA	1.9%
Roche Holding AG	1.5
Novartis AG	1.3
Samsung Electronics Co., Ltd. GDR	1.3
Toyota Motor Corp.	0.9
AstraZeneca PLC	0.8
SAP SE	0.8
ASML Holding NV	0.7
Novo Nordisk A/S Class B	0.7
HSBC Holdings PLC	0.7
TOTAL	10.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Financials	16.6%
Industrials	14.7
Health Care	12.6
Consumer Staples	11.0
Consumer Discretionary	10.0
Information Technology	9.8
Materials	7.2
Communication Services	5.3
Energy	4.3
Real Estate	4.0
Utilities	3.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.7
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	0.9
Alphabet, Inc. Class A	0.9
Visa, Inc. Class A	0.9
JPMorgan Chase & Co.	0.8
Alibaba Group Holding, Ltd. ADR	0.8
Tencent Holdings, Ltd.	0.7
Facebook, Inc. Class A	0.7
TOTAL	13.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Information Technology	18.6%
Financials	13.7
Health Care	13.5
Industrials	11.7
Consumer Discretionary	11.2
Communication Services	8.6
Consumer Staples	8.1
Materials	3.9
Real Estate	3.7
Energy	3.6
Utilities	2.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2020

Description	% of Net Assets
Nestle SA	3.6%
Roche Holding AG	2.7
Novartis AG	2.4
SAP SE	1.5
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.4
ASML Holding NV	1.3
Novo Nordisk A/S Class B	1.2
TOTAL SA	1.2
Sanofi	1.2
TOTAL	17.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2020

% of Net Assets
Health Care	15.5%
Financials	15.4
Consumer Staples	13.7
Industrials	13.6
Consumer Discretionary	9.0
Materials	8.0
Information Technology	6.8
Energy	5.3
Utilities	4.6
Communication Services	4.3
Real Estate	2.7
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
BRAZIL – 5.4%
B3 SA - Brasil Bolsa Balcao	1,515,392	$ 10,489,063
Banco Bradesco SA ADR	3,526,197	14,316,360
Itau Unibanco Holding SA Preference Shares ADR	3,603,299	16,178,812
Vale SA ADR	1,822,571	15,109,114
Other Securities		105,579,291
		161,672,640
CAYMAN ISLANDS – 0.0% (a)
Other Security		1,109
CHILE – 0.6%
Other Securities		18,953,686
CHINA – 40.7%
Alibaba Group Holding, Ltd. ADR (b)	949,853	184,727,411
Baidu, Inc. ADR (b)	174,999	17,638,149
Bank of China, Ltd. Class H	53,864,900	20,640,023
Bank of Communications Co., Ltd. Class H	15,422,864	9,451,626
China Common Rich Renewable Energy Investment, Ltd. (b)(c)	856,000	—
China Construction Bank Corp. Class H	64,238,280	52,544,955
China Huiyuan Juice Group, Ltd. (b)(c)	188,500	24,563
China Life Insurance Co., Ltd. Class H	5,312,260	10,403,967
China Merchants Bank Co., Ltd. Class H	3,254,241	14,694,866
China Overseas Land & Investment, Ltd.	3,086,304	9,576,386
China Petroleum & Chemical Corp. Class H	17,588,338	8,668,342
CNOOC, Ltd.	9,734,734	10,210,864
Industrial & Commercial Bank of China, Ltd. Class H	56,146,590	38,465,003
JD.com, Inc. ADR (b)	556,442	22,535,901
Kweichow Moutai Co., Ltd. Class A	73,200	11,473,322
Link Motion, Inc. ADR (b)(c)	16,509	—
Meituan Dianping Class B (b)	2,186,700	26,420,732
National Agricultural Holdings, Ltd. (b)(c)(d)	72,000	—
NetEase, Inc. ADR	45,671	14,658,564
New Oriental Education & Technology Group, Inc. ADR (b)	87,688	9,491,349
Ping An Insurance Group Co. of China, Ltd. Class A	216,800	2,115,637
Ping An Insurance Group Co. of China, Ltd. Class H	3,606,664	35,434,267
TAL Education Group ADR (b)	204,543	10,893,960
Tencent Holdings, Ltd.	3,408,356	167,187,933
Xiaomi Corp. Class B (b)(d)(e)	7,331,200	9,874,689
Other Securities		527,790,463
		1,214,922,972
See accompanying notes to financial statements.
5

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COLOMBIA – 0.3%
Other Securities		$ 9,531,776
CZECH REPUBLIC – 0.2%
Other Securities		5,896,397
EGYPT – 0.3%
Other Securities		9,258,683
GREECE – 0.2%
FF Group (b)(c)	5,627	2,964
Other Securities		6,164,678
		6,167,642
HONG KONG – 2.7%
Asian Citrus Holdings, Ltd. (b)(c)(d)	51,000	—
Camsing International Holding, Ltd. (b)(c)(d)	106,000	7,932
China Fiber Optic Network System Group, Ltd. (b)(c)	88,800	—
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	310,600	—
China Mobile, Ltd.	3,533,158	26,279,085
Real Nutriceutical Group, Ltd. (b)(c)	199,000	2,567
Tech Pro Technology Development, Ltd. (b)(c)(d)	484,000	2,123
Other Securities		52,577,233
		78,868,940
HUNGARY – 0.5%
Other Securities		13,797,950
INDIA – 10.1%
Amtek Auto, Ltd. (b)(c)	25,821	—
Bharti Airtel, Ltd. (b)	1,539,691	8,973,411
CORE Education & Technologies, Ltd. (b)(c)	9,253	—
Era Infra Engineering, Ltd. (b)(c)	2,941	—
Gammon India, Ltd. (b)(c)	139,302	1,519
Gitanjali Gems, Ltd. (b)(c)	3,573	—
Gujarat NRE Coke, Ltd. (b)(c)	25,505	—
HDFC Bank, Ltd.	2,321,637	26,450,573
Hindustan Unilever, Ltd.	610,055	18,535,205
Housing Development Finance Corp., Ltd.	1,197,252	25,845,339
ICICI Bank, Ltd. ADR	1,328,355	11,291,017
Infosys, Ltd. ADR	2,462,611	20,218,036
Lanco Infratech, Ltd. (b)(c)	15,749,074	—
REI Agro, Ltd. (b)(c)	1,873,023	—
Reliance Industries, Ltd. GDR (e)	946,684	29,157,867
Tata Consultancy Services, Ltd.	623,089	15,040,370
See accompanying notes to financial statements.
6

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 146,298,647
		301,811,984
INDONESIA – 1.8%
Bank Central Asia Tbk PT	9,450,140	16,006,138
Sigmagold Inti Perkasa Tbk PT (b)(c)	1,312,600	—
Tiga Pilar Sejahtera Food Tbk (b)(c)	2,383,200	12,274
Other Securities		38,513,618
		54,532,030
KUWAIT – 0.5%
Other Securities		14,008,371
MACAU – 0.0% (a)
Other Security		2,484
MALAYSIA – 2.2%
Other Securities		66,445,075
MEXICO – 2.1%
America Movil SAB de CV Series L	15,305,982	9,166,919
Fomento Economico Mexicano SAB de CV	1,458,873	8,906,499
Sare Holding SAB de CV Class B (b)(c)	1,493,393	—
Wal-Mart de Mexico SAB de CV	3,780,144	8,983,366
Other Securities		35,538,724
		62,595,508
MONACO – 0.0% (a)
Other Security		63,690
NETHERLANDS – 0.0% (a)
Other Security		602,304
PERU – 0.5%
Credicorp, Ltd.	65,720	9,402,560
Other Securities		5,414,981
		14,817,541
PHILIPPINES – 1.0%
Other Securities		29,853,255
POLAND – 0.7%
Other Securities		21,522,679
QATAR – 0.8%
Qatar National Bank QPSC	2,233,871	10,307,342
Other Securities		11,994,226
		22,301,568
See accompanying notes to financial statements.
7

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ROMANIA – 0.0% (a)
Other Security		$ 619,090
RUSSIA – 3.8%
Gazprom PJSC ADR	3,713,912	17,228,838
LUKOIL PJSC ADR	289,758	17,385,480
MMC Norilsk Nickel PJSC ADR	557,577	13,894,819
Other Securities		64,202,205
		112,711,342
SAUDI ARABIA – 2.9%
Other Securities		85,414,212
SINGAPORE – 0.0% (a)
Other Securities		65,665
SOUTH AFRICA – 3.8%
Group Five, Ltd. (b)(c)	219,472	—
Naspers, Ltd. Class N	260,990	37,317,625
Other Securities		76,410,490
		113,728,115
TAIWAN – 14.2%
Chunghwa Telecom Co., Ltd.	3,021,457	10,740,427
Formosa Plastics Corp.	4,144,714	10,292,744
Fubon Financial Holding Co., Ltd.	7,148,903	8,876,587
Hon Hai Precision Industry Co., Ltd.	8,490,196	19,624,182
MediaTek, Inc.	1,010,329	10,941,347
Pihsiang Machinery Manufacturing Co., Ltd. (c)	51,000	—
ProMOS Technologies, Inc. (c)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,969	1,193,269
Taiwan Semiconductor Manufacturing Co., Ltd.	11,311,500	102,486,682
Transasia Airways Corp. (c)	361,784	—
Wei Mon Industry Co., Ltd. (c)	240,450	—
Other Securities		260,881,303
		425,036,541
THAILAND – 2.4%
Advanced Info Service PCL	1,438,142	8,808,305
Other Securities		63,214,631
		72,022,936
TURKEY – 0.6%
Other Securities		18,736,626
UNITED ARAB EMIRATES – 0.6%
Gulf General Investment Co. (b)(c)	638,957	15,525
See accompanying notes to financial statements.
8

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 16,781,641
		16,797,166
UNITED KINGDOM – 0.0% (a)
Other Security		375
UNITED STATES – 0.0% (a)
Other Securities		867,685
TOTAL COMMON STOCKS (Cost $3,727,205,473)		2,953,628,037
PREFERRED STOCKS - 0.0% (a)
SOUTH AFRICA – 0.0% (a)
Other Security (cost: $383,675)		309,987
WARRANTS — 0.0% (a)
MALAYSIA – 0.0% (a)
Other Securities		30,365
THAILAND – 0.0% (a)
Other Securities		1,005
TOTAL WARRANTS (Cost $0)		31,370
SHORT-TERM INVESTMENT - 1.1%
State Street Navigator Securities Lending Portfolio II (f)(g) (Cost: $33,534,560)	33,534,560	33,534,560
TOTAL INVESTMENTS - 100.0% (Cost $3,761,123,708)		2,987,503,954
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% (a)		(315,445)
NET ASSETS - 100.0%		$ 2,987,188,509
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
See accompanying notes to financial statements.
9

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $69,467, representing less than 0.05% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at March 31, 2020.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	22	04/29/2020	$826,668	$816,200	$(10,468)
During the period ended March 31, 2020, average notional value related to futures contracts was $931,229 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,886,595,415	$66,963,155	$69,467	$2,953,628,037
Preferred Stocks	309,987	—	—	309,987
Warrants	31,370	—	—	31,370
Short-Term Investment	33,534,560	—	—	33,534,560
TOTAL INVESTMENTS	$2,920,471,332	$66,963,155	$69,467	$2,987,503,954
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(10,468)	—	—	(10,468)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (10,468)	$ —	$ —	$ (10,468)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
10

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$11,808,034	$335,509,528	$347,317,608	$46	$—	—	$ —	$144,102
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,260,791	38,260,791	—	—	—	—	43,051
State Street Navigator Securities Lending Portfolio II	—	—	140,906,157	107,371,597	—	—	33,534,560	33,534,560	213,293
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$537,347,972	$555,985,481	$46	$—		$33,534,560	$451,651
See accompanying notes to financial statements.
11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
ARGENTINA – 0.0% (a)
Other Security		$ 1,143,670
AUSTRALIA – 5.1%
BHP Group, Ltd.	859,540	15,245,845
Commonwealth Bank of Australia	548,336	20,747,357
CSL, Ltd.	165,616	30,073,057
Other Securities		194,106,272
		260,172,531
AUSTRIA – 0.2%
Other Securities		8,510,032
BELGIUM – 1.0%
Other Securities		48,618,268
BERMUDA – 0.0% (a)
Other Security		58
CANADA – 7.9%
Bank of Nova Scotia	387,192	15,633,487
Brookfield Asset Management, Inc. Class A	340,885	14,939,689
Canadian National Railway Co.	253,331	19,583,384
Enbridge, Inc.	625,581	18,011,248
Royal Bank of Canada	457,904	28,043,343
Toronto-Dominion Bank	636,220	26,743,276
Other Securities		280,866,310
		403,820,737
CHILE – 0.0% (a)
Other Security		1,065,362
CHINA – 0.1%
Other Securities		7,179,122
DENMARK – 1.8%
Novo Nordisk A/S Class B	608,183	36,589,530
Other Securities		55,498,438
		92,087,968
EGYPT – 0.0% (a)
Other Security		1,111,089
FINLAND – 1.0%
Other Securities		51,104,835
FRANCE – 7.9%
Air Liquide SA	141,492	18,110,164
See accompanying notes to financial statements.
12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
L'Oreal SA	72,344	$ 18,963,758
LVMH Moet Hennessy Louis Vuitton SE	81,303	30,193,040
Sanofi	387,193	34,047,293
Schneider Electric SE (b)	190,640	16,437,350
TOTAL SA	847,392	32,905,665
Other Securities		252,372,793
		403,030,063
GERMANY – 6.6%
Allianz SE	116,417	20,039,632
Bayer AG	291,356	16,895,642
SAP SE	336,758	37,985,407
Siemens AG	263,491	22,397,786
Other Securities		238,196,105
		335,514,572
HONG KONG – 2.8%
AIA Group, Ltd.	3,947,800	35,729,808
Long Well International Holdings, Ltd. (c)(d)	3,424,000	26,064
Noble Group, Ltd. (c)(d)(e)	60,740	1,728
Other Securities		107,169,805
		142,927,405
IRELAND – 0.5%
Irish Bank Resolution Corp., Ltd. (c)(d)	5,635	—
Other Securities		26,385,584
		26,385,584
ISRAEL – 0.7%
Other Securities		32,830,151
ITALY – 1.8%
Other Securities		89,189,966
JAPAN – 25.3%
Astellas Pharma, Inc.	945,300	14,631,988
Daiichi Sankyo Co., Ltd.	218,265	15,030,170
Kao Corp.	205,100	16,775,814
KDDI Corp.	562,100	16,609,689
Keyence Corp.	65,600	21,164,819
Mitsubishi UFJ Financial Group, Inc.	4,337,824	16,193,257
SoftBank Group Corp.	553,972	19,438,154
Sony Corp.	417,820	24,851,301
Tokyo Electron, Ltd.	89,555	16,885,666
Toyota Motor Corp.	789,588	47,548,623
See accompanying notes to financial statements.
13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 1,079,051,240
		1,288,180,721
JORDAN – 0.0% (a)
Other Security		1,137,226
LUXEMBOURG – 0.1%
Other Securities		5,387,072
MACAU – 0.0% (a)
Other Securities		638,540
MALTA – 0.0% (a)
Other Securities		368,302
MEXICO – 0.0% (a)
Other Security		531,367
NETHERLANDS – 3.7%
ASML Holding NV	138,755	36,912,765
Royal Dutch Shell PLC Class A	1,330,938	23,417,712
Royal Dutch Shell PLC Class B	1,183,844	19,960,608
Other Securities		109,765,773
		190,056,858
NEW ZEALAND – 0.4%
Other Securities		18,975,056
NORWAY – 0.6%
Other Securities		29,230,931
PORTUGAL – 0.2%
Other Securities		9,340,005
SINGAPORE – 1.1%
Other Securities		56,626,183
SOUTH AFRICA – 0.2%
Other Securities		9,188,757
SOUTH KOREA – 4.4%
Digitech Systems Co., Ltd. (c)(d)	19,094	—
GY Commerce Co., Ltd. (c)(d)	32,705	30,224
Samsung Electronics Co., Ltd. GDR (e)	66,679	66,212,247
Samsung Electronics Co., Ltd. Preference Shares	230,414	7,589,930
Other Securities		147,388,924
		221,221,325
SPAIN – 2.1%
Iberdrola SA	1,748,120	17,232,438
See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Let's GOWEX SA (c)(d)(e)	4,019	$ —
Other Securities		90,248,882
		107,481,320
SWEDEN – 2.6%
Other Securities		132,444,357
SWITZERLAND – 8.7%
Nestle SA	917,485	94,304,050
Novartis AG	820,428	67,708,310
Roche Holding AG Bearer Shares	1	321
Roche Holding AG	230,569	74,838,711
Zurich Insurance Group AG	50,123	17,789,508
Other Securities		187,159,849
		441,800,749
THAILAND – 0.0% (a)
Other Security		1,931,606
UNITED ARAB EMIRATES – 0.0% (a)
NMC Health PLC (c)	25,119	73,069
Other Securities
UNITED KINGDOM – 11.8%
Afren PLC (c)(e)	55,933	—
AstraZeneca PLC	439,710	39,342,967
BP PLC	6,384,052	27,246,550
British American Tobacco PLC	721,669	24,688,460
Diageo PLC	757,291	24,287,316
GlaxoSmithKline PLC	1,685,485	31,653,890
HSBC Holdings PLC	6,394,150	36,014,882
Reckitt Benckiser Group PLC	230,298	17,561,820
Rio Tinto PLC	379,522	17,498,829
Unilever NV	532,240	26,166,145
Unilever PLC	371,653	18,781,176
Other Securities		338,818,971
		602,061,006
UNITED STATES – 0.5%
Other Securities		22,467,010
TOTAL COMMON STOCKS (Cost $6,201,383,824)		5,043,832,873
RIGHTS — 0.0% (a)
AUSTRIA – 0.0% (a)
Other Security		271
See accompanying notes to financial statements.
15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CANADA – 0.0% (a)
Other Security		$ 11,029
TOTAL RIGHTS (Cost $16,059)		11,300
WARRANTS — 0.0% (a)
FRANCE – 0.0% (a)
Other Security (cost: $2)		1
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f)(g)	1,887,145	1,885,446
State Street Navigator Securities Lending Portfolio II (h)(i)	47,650,642	47,650,642
TOTAL SHORT-TERM INVESTMENTS (Cost $49,536,197)		49,536,088
TOTAL INVESTMENTS - 100.1% (Cost $6,250,936,082)		5,093,380,262
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(6,659,890)
NET ASSETS - 100.0%		$ 5,086,720,372
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $131,085, representing less than 0.05% of the Fund's net assets.
(d)	Non-income producing security.
(e)	All or a portion of the shares of the security are on loan at March 31, 2020.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
16

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,043,563,861	$137,927	$131,085	$5,043,832,873
Rights	11,029	271	—	11,300
Warrants	1	—	—	1
Short-Term Investments	49,536,088	—	—	49,536,088
TOTAL INVESTMENTS	$5,093,110,979	$138,198	$131,085	$5,093,380,262
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$ 2,670,363	$123,795,916	$124,570,713	$(9,997)	$(123)	1,887,145	$ 1,885,446	$ 45,006
State Street Navigator Securities Lending Portfolio II	—	—	429,074,735	381,424,093	—	—	47,650,642	47,650,642	400,352
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$110,868,309	$639,823,895	$701,145,996	$(9,997)	$(123)		$49,536,088	$574,188
See accompanying notes to financial statements.
17

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Adecoagro SA (a)	1,325	$ 5,154
Banco Macro SA ADR	108	1,834
Cresud SACIF y A ADR (a)(b)	3,646	12,688
Despegar.com Corp. (a)(b)	773	4,383
Globant SA (a)	328	28,824
Grupo Supervielle SA ADR (b)	2,977	4,644
IRSA Inversiones y Representaciones SA ADR (a)	2,760	9,605
MercadoLibre, Inc. (a)	103	50,324
Pampa Energia SA ADR (a)(b)	716	8,091
		125,547
AUSTRALIA — 1.9%
Alumina, Ltd.	79,896	71,395
AMP, Ltd. (a)(b)	21,676	17,711
Australia & New Zealand Banking Group, Ltd.	5,418	56,241
Avita Medical, Ltd. (a)(b)	16,022	5,001
BHP Group PLC	1,586	24,621
BHP Group, Ltd. (b)	6,727	119,318
Boral, Ltd.	31,792	39,890
Brambles, Ltd.	16,166	104,485
Coca-Cola Amatil, Ltd.	7,915	42,824
Coles Group, Ltd.	7,378	68,458
Commonwealth Bank of Australia	1,786	67,577
CSL, Ltd.	2,857	518,783
Ecofibre, Ltd. (a)(b)	2,714	2,990
EML Payments, Ltd. (a)	4,074	5,735
Fortescue Metals Group, Ltd.	12,020	73,568
Iluka Resources, Ltd.	2,700	11,535
Insurance Australia Group, Ltd.	36,055	136,818
Kogan.com, Ltd. (b)	1,694	5,547
LendLease Group Stapled Security	19,066	120,194
Macquarie Group, Ltd.	3,238	169,941
Megaport, Ltd. (a)(b)	3,096	18,646
National Australia Bank, Ltd.	7,185	73,352
Newcrest Mining, Ltd.	3,794	53,525
Origin Energy, Ltd.	12,014	32,207
Orora, Ltd.	1,195	1,770
OZ Minerals, Ltd.	11,624	52,291
PolyNovo, Ltd. (a)(b)	5,946	5,841
Pro Medicus, Ltd. (b)	1,005	11,952
See accompanying notes to financial statements.
18

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
QBE Insurance Group, Ltd.	5,648	$ 29,729
Santos, Ltd.	10,120	21,183
Scentre Group REIT	16,865	16,154
Shopping Centres Australasia Property Group REIT	204,374	283,948
Sonic Healthcare, Ltd.	8,972	133,604
South32, Ltd. (b)	4,947	5,551
Suncorp Group, Ltd.	11,860	66,274
Sydney Airport Stapled Security	1,218	4,167
Transurban Group Stapled Security	14,989	110,455
Vicinity Centres REIT	62,725	39,735
Wesfarmers, Ltd.	7,378	154,753
Westpac Banking Corp.	8,195	82,760
Woodside Petroleum, Ltd.	3,646	40,636
Woolworths Group, Ltd.	2,789	59,916
		2,961,081
AUSTRIA — 0.1%
DO & Co. AG	1,686	66,414
OMV AG	3,245	89,584
Schoeller-Bleckmann Oilfield Equipment AG	2,119	69,752
		225,750
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,888	83,838
Biocartis NV (a)(b)(c)	1,948	7,385
Exmar NV (a)	1,653	7,536
Solvay SA	1,097	79,901
UCB SA	2,852	247,219
		425,879
BRAZIL — 0.6%
Ambev SA ADR	24,581	56,536
Anima Holding SA	5,218	19,185
Banco Bradesco SA ADR	26,184	106,307
Banco Inter SA	1,050	6,395
BK Brasil Operacao e Assessoria a Restaurantes SA	1,312	2,292
Cia Energetica de Minas Gerais ADR	2,767	4,704
Cia Siderurgica Nacional SA ADR (b)	12,074	15,817
Construtora Tenda SA	2,800	11,132
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,258	8,876
Dommo Energia SA (a)	254,330	30,402
Even Construtora e Incorporadora SA (a)	19,200	22,618
Ez Tec Empreendimentos e Participacoes SA	4,400	25,196
See accompanying notes to financial statements.
19

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Gerdau SA ADR (b)	10,903	$ 20,825
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	2,240
Itau Unibanco Holding SA Preference Shares ADR	23,506	105,542
Light SA	300	558
Linx SA	2,176	6,985
Marfrig Global Foods SA (a)	1,300	2,218
Minerva SA (a)	5,248	8,044
Natura & Co. Holding SA ADR (a)	3,201	31,498
Omega Geracao SA (a)	7,931	41,562
Petro Rio SA (a)	4,188	13,485
Petroleo Brasileiro SA Preference Shares ADR	15,999	86,235
Petroleo Brasileiro SA ADR	6,222	34,221
Santos Brasil Participacoes SA	1,500	1,296
TIM Participacoes SA ADR	4,155	50,525
Trisul SA	8,190	11,448
Vale SA ADR	18,857	156,324
Via Varejo SA (a)	5,202	5,296
		887,762
CANADA — 2.9%
Advantage Oil & Gas, Ltd. (a)(b)	8,851	8,892
Aimia, Inc. (a)	5,863	8,691
AltaGas Canada, Inc. (b)	1,316	30,973
Aphria, Inc. (a)(b)	1,421	4,283
Aurinia Pharmaceuticals, Inc. (a)	2,232	32,037
Aurora Cannabis, Inc. (a)(b)	2,295	2,032
Ballard Power Systems, Inc. (a)(b)	2,431	18,224
Bank of Montreal	1,769	88,316
Bank of Nova Scotia	2,236	90,282
Barrick Gold Corp.	3,214	58,393
Baytex Energy Corp. (a)(b)	14,119	3,323
Birchcliff Energy, Ltd. (b)	1,218	667
Brookfield Asset Management, Inc. Class A	5,141	225,310
Cameco Corp. (b)	4,608	34,738
Canacol Energy, Ltd. (b)	5,946	14,914
Canada Goose Holdings, Inc. (a)(b)	211	4,172
Canadian Imperial Bank of Commerce (b)	806	46,434
Canadian National Railway Co. (b)	3,487	269,557
Canadian Natural Resources, Ltd.	3,487	47,160
Canadian Pacific Railway, Ltd.	735	160,364
Canadian Tire Corp., Ltd. Class A (b)	852	50,844
Canopy Growth Corp. (a)(b)	577	8,294
Cenovus Energy, Inc. (b)	4,416	8,811
See accompanying notes to financial statements.
20

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CES Energy Solutions Corp. (b)	22,500	$ 12,804
Corby Spirit and Wine, Ltd.	1,548	16,803
Crescent Point Energy Corp. (b)	2,279	1,745
Cronos Group, Inc. (a)(b)	1,772	9,947
DIRTT Environmental Solutions (a)(b)	2,583	2,577
Eldorado Gold Corp. (a)	1,769	10,875
Enbridge, Inc.	4,782	137,680
Endeavour Silver Corp. (a)(b)	10,951	14,541
Enerplus Corp. (b)	4,555	6,624
Ensign Energy Services, Inc.	31,500	11,508
Equinox Gold Corp. (a)	1,790	11,821
Equitable Group, Inc.	220	8,976
First Majestic Silver Corp. (a)	15,556	95,302
First Quantum Minerals, Ltd.	2,144	10,830
George Weston, Ltd.	277	19,584
goeasy, Ltd.	314	8,028
HEXO Corp. (a)(b)	2,134	1,724
IAMGOLD Corp. (a)(b)	4,048	9,101
IGM Financial, Inc.	1,358	22,278
Imperial Oil, Ltd. (b)	2,532	28,302
Jamieson Wellness, Inc.	675	12,207
Just Energy Group, Inc. (b)	30,967	15,447
Kelt Exploration, Ltd. (a)(b)	5,099	3,941
Kinross Gold Corp. (a)	7,486	29,716
Kirkland Lake Gold, Ltd.	992	28,888
Lightspeed POS, Inc. (a)(b)	768	10,273
Lithium Americas Corp. (a)(b)	1,292	3,386
Loblaw Cos., Ltd.	2,837	144,606
Major Drilling Group International, Inc. (a)	2,486	4,978
Manulife Financial Corp.	9,078	112,698
MediPharm Labs Corp. (a)(b)	1,895	2,117
MEG Energy Corp. (a)	1,450	1,701
Minto Apartment Real Estate Investment Trust	2,520	34,524
MTY Food Group, Inc.	1,400	21,196
National Bank of Canada (b)	4,784	182,809
New Gold, Inc. (a)	6,491	3,329
NexGen Energy, Ltd. (a)(b)	12,548	9,521
Nutrien, Ltd. (b)	2,829	95,622
NuVista Energy, Ltd. (a)(b)	4,984	1,698
Onex Corp.	3,014	109,075
Organigram Holdings, Inc. (a)(b)	2,885	5,756
Osisko Mining, Inc. (a)	11,317	17,731
See accompanying notes to financial statements.
21

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Paramount Resources, Ltd. Class A (a)(b)	5,057	$ 4,015
Park Lawn Corp.	1,540	17,852
Premier Gold Mines, Ltd. (a)	9,887	8,266
Pretium Resources, Inc. (a)	1,040	5,867
Real Matters, Inc. (a)	3,075	30,246
Rogers Communications, Inc. Class B	4,798	198,008
Royal Bank of Canada	4,201	257,281
Shaw Communications, Inc. Class B	3,304	52,995
Shopify, Inc. Class A (a)(b)	323	133,802
Silvercorp Metals, Inc. (b)	3,226	10,449
SilverCrest Metals, Inc. (a)	15,343	79,445
SNC-Lavalin Group, Inc. (b)	2,007	29,273
Summit Industrial Income REIT	2,503	15,598
Sun Life Financial, Inc. (b)	4,949	157,404
Suncor Energy, Inc.	7,049	111,231
Surge Energy, Inc. (b)	28,672	4,331
Tamarack Valley Energy, Ltd. (a)(b)	11,751	4,004
TC Energy Corp.	3,167	139,176
Teck Resources, Ltd. Class B	2,511	18,823
TELUS Corp.	13,707	214,270
Tervita Corp. (a)	9,606	23,419
Theratechnologies, Inc. (a)(b)	2,980	4,794
TMAC Resources, Inc. (a)(b)	1,012	327
TORC Oil & Gas, Ltd.	3,953	1,750
Toronto-Dominion Bank	6,772	284,659
TransAlta Corp.	7,852	40,602
Transat AT, Inc. (a)	6,375	38,205
Wesdome Gold Mines, Ltd. (a)	1,656	8,598
Wheaton Precious Metals Corp.	2,157	58,693
WPT Industrial Real Estate Investment Trust	2,824	25,953
Yamana Gold, Inc.	5,947	16,337
		4,504,653
CHILE — 0.0% (d)
Enel Americas SA ADR	2,929	17,750
Enel Chile SA ADR	1,530	5,079
Liberty Latin America, Ltd. Class C (a)	380	3,899
Sociedad Quimica y Minera de Chile SA ADR	302	6,810
		33,538
CHINA — 4.2%
21Vianet Group, Inc. ADR (a)	1,242	17,214
58.com, Inc. ADR (a)	314	15,298
See accompanying notes to financial statements.
22

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)	2,500	$ 12,966
Agricultural Bank of China, Ltd. Class H	155,000	62,193
Alibaba Group Holding, Ltd. ADR (a)	5,911	1,149,571
Alibaba Health Information Technology, Ltd. (a)	12,000	20,065
Anhui Conch Cement Co., Ltd. Class H	2,000	13,895
ANTA Sports Products, Ltd.	2,000	14,695
Anton Oilfield Services Group (b)	148,000	9,452
Ascletis Pharma, Inc. (a)(b)(c)	6,000	2,245
Aurora Mobile, Ltd. ADR (a)(b)	917	2,100
Autohome, Inc. ADR (a)	211	14,985
Baidu, Inc. ADR (a)	962	96,960
Bank of China, Ltd. Class H	321,000	123,001
Bank of Communications Co., Ltd. Class H	109,000	66,799
Baozun, Inc. ADR (a)(b)	2,643	73,845
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	2,000	25,107
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	12,125
Beijing Sinnet Technology Co., Ltd. Class A	4,300	14,517
Beijing Tiantan Biological Products Corp., Ltd. Class A	4,000	20,530
Centre Testing International Group Co., Ltd. Class A	5,357	11,601
China CITIC Bank Corp., Ltd. Class H	31,000	15,318
China Conch Venture Holdings, Ltd.	5,000	22,320
China Construction Bank Corp. Class H	333,000	272,384
China Life Insurance Co., Ltd. Class H	45,000	88,132
China Mengniu Dairy Co., Ltd.	9,000	31,293
China Merchants Bank Co., Ltd. Class H	59,674	269,464
China Minsheng Banking Corp., Ltd. Class H	24,000	17,835
China National Software & Service Co., Ltd. Class A	1,200	12,216
China Overseas Land & Investment, Ltd.	34,000	105,497
China Pacific Insurance Group Co., Ltd. Class H	8,800	26,624
China Petroleum & Chemical Corp. Class H	149,200	73,533
China Resources Beer Holdings Co., Ltd.	2,000	9,134
China Resources Gas Group, Ltd.	2,000	10,063
China Shenhua Energy Co., Ltd. Class H	21,500	40,942
China Telecom Corp., Ltd. Class H	122,000	36,989
China Tower Corp., Ltd. Class H (c)	140,000	31,429
China TransInfo Technology Co., Ltd. Class A	4,600	13,239
China Unicom Hong Kong, Ltd.	34,000	19,608
China Vanke Co., Ltd. Class H	2,500	8,241
Chlitina Holding, Ltd.	2,000	11,408
Chongqing Brewery Co., Ltd. Class A	2,100	13,483
CITIC, Ltd.	46,000	48,131
CNOOC, Ltd.	63,000	66,081
See accompanying notes to financial statements.
23

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COFCO Meat Holdings, Ltd. (a)(b)	31,000	$ 8,519
COSCO SHIPPING Ports, Ltd.	34,828	16,805
Country Garden Holdings Co., Ltd. (b)	28,489	34,477
Country Garden Services Holdings Co., Ltd.	4,000	16,256
CSPC Pharmaceutical Group, Ltd.	14,000	28,033
CStone Pharmaceuticals (a)(c)	7,500	8,418
Daqo New Energy Corp. ADR (a)	824	47,726
ENN Energy Holdings, Ltd.	1,800	17,429
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	25,262
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,369
Geely Automobile Holdings, Ltd.	17,000	25,091
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	2,400	19,059
Health & Happiness H&H International Holdings, Ltd.	22,500	83,168
Hengan International Group Co., Ltd.	8,500	63,989
Huaneng Power International, Inc. Class H	90,000	33,790
HUYA, Inc. ADR (a)(b)	661	11,204
Industrial & Commercial Bank of China, Ltd. Class H	247,000	169,215
Innovent Biologics, Inc. (a)(c)	5,500	23,204
JD.com, Inc. ADR (a)	2,201	89,141
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,700	10,723
Jianpu Technology, Inc. ADR (a)(b)	11,913	10,007
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,643	24,399
Jinyu Bio-Technology Co., Ltd. Class A	3,800	11,430
JOYY, Inc. ADR (a)	165	8,788
Jumei International Holding, Ltd. ADR (a)(b)	185	3,419
Kasen International Holdings, Ltd. (a)	18,000	3,646
Konka Group Co., Ltd. Class B	125,900	46,293
Lenovo Group, Ltd.	34,000	18,248
Li Ning Co., Ltd.	6,500	18,995
Lingyi iTech Guangdong Co. Class A (a)	6,700	7,770
Longfor Group Holdings, Ltd. (c)	8,500	41,398
Meituan Dianping Class B (a)	3,400	41,080
Momo, Inc. ADR	496	10,758
NanJi E-Commerce Co., Ltd. Class A (a)	7,700	12,601
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	2,600	18,516
NetEase, Inc. ADR	290	93,078
New Oriental Education & Technology Group, Inc. ADR (a)	385	41,672
NIO, Inc. ADR (a)	911	2,533
NOVA Group Holdings, Ltd. (b)	45,000	11,902
On-Bright Electronics, Inc.	1,000	7,407
Ozner Water International Holding, Ltd. (a)(b)(c)	12,000	449
PetroChina Co., Ltd. Class H	88,000	32,244
See accompanying notes to financial statements.
24

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	89,788	$ 86,882
Pinduoduo, Inc. ADR (a)	550	19,817
Ping An Insurance Group Co. of China, Ltd. Class H	22,500	221,055
Postal Savings Bank of China Co., Ltd. Class H (c)	27,000	16,442
Q Technology Group Co., Ltd. (a)	18,000	20,042
Qutoutiao, Inc. ADR (a)(b)	597	1,427
RISE Education Cayman, Ltd. ADR (a)	888	3,614
Scholar Education Group	11,000	14,192
Semiconductor Manufacturing International Corp. (a)(b)	10,000	15,740
Shanghai Baosight Software Co., Ltd. Class A	2,100	11,777
Shanxi Meijin Energy Co., Ltd. Class A (a)	10,800	10,026
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	11,450
Shengyi Technology Co., Ltd. Class A	3,500	13,070
Shenzhen Goodix Technology Co., Ltd. Class A	400	14,716
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	16,168
Shenzhou International Group Holdings, Ltd.	2,700	28,704
Sichuan Swellfun Co., Ltd. Class A	1,400	8,503
Sinosoft Technology Group, Ltd.	35,000	5,374
Sohu.com, Ltd. ADR (a)	1,058	6,591
Sunac China Holdings, Ltd.	8,000	37,054
Sunny Optical Technology Group Co., Ltd.	2,500	33,674
TAL Education Group ADR (a)	1,269	67,587
Tech-Bank Food Co., Ltd. Class A (a)	6,600	10,857
Tencent Holdings, Ltd.	23,100	1,133,110
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	36,000	7,849
Trip.com Group, Ltd. ADR (a)	1,239	29,055
Tsaker Chemical Group, Ltd. (c)	17,000	3,071
Vipshop Holdings, Ltd. ADR (a)	2,642	41,162
Visionox Technology, Inc. Class A (a)	4,800	7,639
Walvax Biotechnology Co., Ltd. Class A	2,400	10,720
Will Semiconductor, Ltd. Class A	600	13,197
Winning Health Technology Group Co., Ltd. Class A	4,700	13,905
Wise Talent Information Technology Co., Ltd. (a)	7,200	14,398
Wuhan Guide Infrared Co., Ltd. Class A	3,470	16,522
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,500	11,693
Wuxi Biologics Cayman, Inc. (a)(c)	2,500	32,416
Xiaomi Corp. Class B (a)(b)(c)	26,400	35,559
Yanzhou Coal Mining Co., Ltd. Class H	34,000	26,670
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	3,600	16,999
Yintech Investment Holdings, Ltd. ADR (b)	1,329	7,841
Yum China Holdings, Inc.	2,394	102,056
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	9,436
See accompanying notes to financial statements.
25

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR (a)	935	$ 24,759
		6,470,858
COLOMBIA — 0.0% (d)
Bancolombia SA ADR	396	9,884
Frontera Energy Corp. (b)	303	735
		10,619
DENMARK — 0.7%
AP Moller - Maersk A/S Class B	90	80,620
Danske Bank A/S	3,925	44,382
Drilling Co. of 1972 A/S (a)	172	3,280
DSV Panalpina A/S	3,902	354,696
Novo Nordisk A/S Class B	8,614	518,236
Zealand Pharma A/S (a)(b)	3,887	133,514
		1,134,728
EGYPT — 0.0% (d)
Cleopatra Hospital (a)	47,551	13,897
Heliopolis Housing	36,156	7,787
Medinet Nasr Housing (a)	22,172	4,381
Oriental Weavers	49,525	16,928
		42,993
FINLAND — 0.3%
Fortum Oyj	3,060	44,908
Metso Oyj	1,821	43,398
Nokia Oyj	18,970	59,718
Nordea Bank Abp (e)	12,723	72,015
Nordea Bank Abp (b)(e)	216	1,216
Sampo Oyj Class A	2,144	62,624
UPM-Kymmene Oyj (b)	6,977	192,077
Valmet Oyj	350	6,863
Wartsila OYJ Abp (b)	6,221	45,666
		528,485
FRANCE — 2.8%
Accor SA (b)	3,829	105,034
Airbus SE	1,569	102,159
Alstom SA	2,831	118,475
AXA SA	7,376	127,777
BNP Paribas SA	3,911	118,055
Bouygues SA	2,243	65,761
Capgemini SE	2,760	233,188
See accompanying notes to financial statements.
26

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Carrefour SA (b)	4,984	$ 78,831
CGG SA (a)	5,539	5,075
Credit Agricole SA	8,013	58,820
Danone SA	2,289	147,281
Engie SA	3,763	38,862
EssilorLuxottica SA	1,749	188,608
Genfit (a)(b)	1,664	24,649
Groupe Fnac SA (a)	1,869	48,521
Hermes International	18	12,419
Innate Pharma SA (a)(b)	2,706	17,607
Kering SA	458	239,159
L'Oreal SA	868	227,532
LVMH Moet Hennessy Louis Vuitton SE	734	272,581
Orange SA	10,736	131,171
Pernod Ricard SA	1,037	147,294
Publicis Groupe SA	2,021	57,922
Renault SA	2,601	50,538
Sanofi	3,432	301,788
Schneider Electric SE	2,486	214,348
Societe Generale SA	3,450	58,100
Sodexo SA	2,190	148,120
Technicolor SA (a)	71,393	17,203
TOTAL SA (b)	6,370	247,358
Unibail-Rodamco-Westfield	4,965	13,097
Unibail-Rodamco-Westfield REIT (b)	827	46,787
Vallourec SA (a)(b)	21,868	24,750
Veolia Environnement SA	6,597	140,971
Vinci SA	3,174	262,594
Vivendi SA	8,097	173,469
		4,265,904
GERMANY — 2.4%
Adidas AG	1,367	308,838
AIXTRON SE (a)	1,125	9,883
Allianz SE	1,744	300,206
BASF SE	2,852	135,016
Bayer AG	3,657	212,068
Commerzbank AG	2,579	9,362
CompuGroup Medical SE	4,240	260,298
CropEnergies AG	1,594	13,940
Daimler AG	3,946	119,155
Deutsche Bank AG	5,214	34,149
Deutsche Boerse AG	1,358	186,258
See accompanying notes to financial statements.
27

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Deutsche Lufthansa AG	8,351	$ 78,455
Deutsche Post AG	6,773	184,120
Deutsche Telekom AG	11,180	144,925
E.ON SE	7,002	72,535
Eckert & Ziegler Strahlen- und Medizintechnik AG	29	4,544
Elmos Semiconductor AG	623	12,947
Fresenius Medical Care AG & Co. KGaA	689	45,512
HelloFresh SE (a)	622	20,884
Merck KGaA	2,394	245,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,037	209,478
Puma SE	366	21,847
RWE AG	2,348	61,729
Salzgitter AG	2,335	27,696
SAP SE	3,445	388,587
Siemens AG	2,778	236,141
Thyssenkrupp AG (a)	4,370	22,862
Uniper SE	534	13,178
VERBIO Vereinigte BioEnergie AG	2,594	23,738
Volkswagen AG	827	110,161
Volkswagen AG Preference Shares	724	84,875
Wirecard AG	213	24,458
		3,623,768
HONG KONG — 1.3%
AIA Group, Ltd.	33,000	298,669
Bank of East Asia, Ltd.	26,305	56,609
China Gas Holdings, Ltd.	3,200	11,147
China Mobile, Ltd.	23,000	171,070
China Resources Land, Ltd.	9,000	37,157
CK Asset Holdings, Ltd.	46,920	256,971
CK Hutchison Holdings, Ltd.	22,920	154,655
Guangdong Investment, Ltd.	4,000	7,710
Hang Lung Properties, Ltd.	28,000	56,860
Henderson Land Development Co., Ltd.	18,910	72,094
Hong Kong Exchanges & Clearing, Ltd.	6,741	203,337
Link REIT	22,558	191,211
New World Development Co., Ltd.	73,533	79,122
Sands China, Ltd.	18,400	67,419
Shangri-La Asia, Ltd.	34,000	23,030
Sino Biopharmaceutical, Ltd.	17,000	22,415
Sun Hung Kai Properties, Ltd.	22,753	300,011
See accompanying notes to financial statements.
28

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Swire Pacific, Ltd. Class A	8,500	$ 54,778
		2,064,265
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	4,230	24,834
Richter Gedeon Nyrt	4,303	80,828
		105,662
INDIA — 0.9%
Aavas Financiers, Ltd. (a)	2,402	37,747
AstraZeneca Pharma India, Ltd.	186	5,910
Can Fin Homes, Ltd.	2,293	8,458
Dr Reddy's Laboratories, Ltd. ADR	4,911	198,061
Equitas Holdings, Ltd. (a)	7,272	4,100
ICICI Bank, Ltd. ADR	16,859	143,302
IFB Industries, Ltd. (a)	1,351	4,757
Infosys, Ltd. ADR	34,265	281,316
Inox Leisure, Ltd.	1,230	4,271
Just Dial, Ltd. (a)	1,656	6,424
LA Opala RG, Ltd.	7,902	15,412
Larsen & Toubro, Ltd. GDR	7,202	77,638
Mahindra & Mahindra, Ltd. GDR	5,576	21,523
Orient Electric, Ltd.	2,198	5,706
Procter & Gamble Health, Ltd. (a)	65	3,122
Radico Khaitan, Ltd.	827	2,932
Reliance Industries, Ltd. GDR (c)	7,610	234,388
Repco Home Finance, Ltd.	935	1,450
SpiceJet, Ltd. (a)	3,200	1,555
State Bank of India GDR (a)	3,207	83,382
Suven Life Sciences, Ltd.	50,111	14,175
Suven Pharmaceuticals, Ltd. (a)	53,534	142,271
Tata Motors, Ltd. ADR (a)	4,577	21,603
Ujjivan Financial Services, Ltd.	1,082	2,123
Vedanta, Ltd. ADR	7,156	25,475
Wipro, Ltd. ADR	27,219	84,379
		1,431,480
INDONESIA — 0.3%
Astra International Tbk PT	117,500	28,096
Bank Central Asia Tbk PT	105,400	178,521
Bank Mandiri Persero Tbk PT	210,600	60,430
Bank Rakyat Indonesia Persero Tbk PT	617,400	114,319
Gudang Garam Tbk PT	8,300	20,915
See accompanying notes to financial statements.
29

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	627,700	$ 121,615
		523,896
IRELAND — 0.6%
Accenture PLC Class A	2,394	390,844
Cairn Homes PLC (a)	11,300	8,382
CRH PLC	3,846	104,868
Prothena Corp. PLC (a)	919	9,833
Trane Technologies PLC	4,131	341,179
		855,106
ISRAEL — 0.3%
Bank Hapoalim BM	15,994	96,350
Bank Leumi Le-Israel BM	72,842	403,597
Isracard, Ltd.	790	2,123
Teva Pharmaceutical Industries, Ltd. ADR (a)	2,418	21,713
		523,783
ITALY — 0.6%
Assicurazioni Generali SpA (b)	6,634	90,334
Atlantia SpA (b)	1,778	22,299
Enel SpA	29,229	203,301
Eni SpA	10,070	101,875
Ferrari NV	532	82,628
Intesa Sanpaolo SpA	52,735	86,124
Italgas SpA	2,722	14,901
Mediaset SpA (a)(b)	25,933	55,203
Saipem SpA (a)	2,253	5,538
Snam SpA	16,550	76,342
Telecom Italia SpA (a)(b)	123,224	50,351
UniCredit SpA	7,002	54,910
		843,806
JAPAN — 8.0%
Advantest Corp. (b)	200	8,040
Aisin Seiki Co., Ltd.	1,700	41,951
Akatsuki, Inc.	100	3,349
AnGes, Inc. (a)(b)	1,200	7,681
Aruhi Corp. (a)	600	6,808
Asahi Group Holdings, Ltd.	1,700	55,273
Asahi Kasei Corp.	22,600	160,108
Astellas Pharma, Inc.	9,100	140,856
Ateam, Inc.	2,700	15,031
BayCurrent Consulting, Inc.	300	14,061
See accompanying notes to financial statements.
30

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bengo4.com, Inc. (a)	300	$ 11,741
Bridgestone Corp.	1,700	52,328
Canon, Inc.	1,700	37,148
Change, Inc. (a)	300	7,678
Comture Corp. (b)	400	8,152
COOKPAD, Inc. (a)	8,900	24,733
Corona Corp.	900	8,003
Credit Saison Co., Ltd.	4,600	53,519
Cybozu, Inc. (b)	2,900	51,228
Daiichi Sankyo Co., Ltd.	4,500	309,879
Daikin Industries, Ltd.	1,700	207,392
Daiwa Securities Group, Inc.	23,000	89,311
Denso Corp.	4,400	142,285
Digital Arts, Inc. (b)	100	4,326
Dip Corp.	500	8,050
Eisai Co., Ltd.	1,700	124,892
Elan Corp.	700	9,370
EM Systems Co., Ltd.	5,300	44,283
Enigmo, Inc. (b)	1,600	12,257
eRex Co., Ltd.	700	7,982
euglena Co., Ltd. (a)	1,700	10,913
Fixstars Corp.	700	6,633
France Bed Holdings Co., Ltd.	2,000	16,914
FUJIFILM Holdings Corp.	4,600	231,758
Fujio Food System Co., Ltd. (b)	800	9,975
Fujitsu, Ltd.	1,700	153,615
Fukui Computer Holdings, Inc.	300	6,041
GNI Group, Ltd. (a)	1,900	22,475
Gunosy, Inc. (a)	700	5,609
Gurunavi, Inc.	3,400	17,480
Hinokiya Group Co., Ltd.	400	5,432
Hitachi, Ltd.	4,600	133,924
Hokuhoku Financial Group, Inc.	4,300	38,557
Honda Motor Co., Ltd. (b)	4,600	103,543
Hoya Corp.	4,500	383,493
Insource Co., Ltd.	600	13,461
IR Japan Holdings, Ltd.	1,000	53,726
Istyle, Inc. (a)	1,700	3,260
ITOCHU Corp. (b)	4,100	85,167
Itokuro, Inc. (a)	600	7,120
Japan Medical Dynamic Marketing, Inc.	500	7,573
Japan Tissue Engineering Co., Ltd. (a)(b)	4,200	22,409
See accompanying notes to financial statements.
31

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Japan Tobacco, Inc.	4,600	$ 85,050
JFE Holdings, Inc.	4,600	29,955
JSR Corp.	4,600	84,922
JXTG Holdings, Inc.	8,500	29,148
Kajima Corp.	9,000	92,455
Kamakura Shinsho, Ltd. (b)	2,800	27,545
Kamigumi Co., Ltd.	11,900	201,502
Kansai Electric Power Co., Inc.	4,300	47,937
Kao Corp.	1,700	139,049
KDDI Corp.	13,600	401,871
Keyence Corp.	200	64,527
Kitanotatsujin Corp. (b)	4,000	19,712
KLab, Inc. (a)(b)	1,700	10,677
KNT-CT Holdings Co., Ltd. (a)(b)	1,200	8,048
Kobe Steel, Ltd.	4,000	12,376
Komatsu, Ltd.	4,600	75,783
Konica Minolta, Inc.	8,700	35,379
Kourakuen Holdings Corp. (b)	300	3,790
Kyocera Corp.	4,500	267,111
Lasertec Corp.	200	9,374
LEC, Inc. (b)	600	6,030
Leopalace21 Corp. (a)(b)	3,600	8,870
M&A Capital Partners Co., Ltd. (a)	400	9,534
Makita Corp.	4,600	141,253
Marubeni Corp.	23,000	114,835
Marui Group Co., Ltd. (b)	9,000	151,313
Mebuki Financial Group, Inc.	21,800	44,426
Media Do Holdings Co., Ltd.	700	19,615
Medical Data Vision Co., Ltd. (a)	1,800	10,955
Menicon Co., Ltd.	1,100	49,164
Mirai Corp. REIT	136	46,234
Mitsubishi Chemical Holdings Corp.	8,800	52,398
Mitsubishi Corp.	4,600	97,642
Mitsubishi Electric Corp.	22,500	278,241
Mitsubishi UFJ Financial Group, Inc.	41,300	154,174
Mitsui & Co., Ltd.	4,600	64,065
Mitsuuroko Group Holdings Co., Ltd. (b)	800	8,418
Mizuho Financial Group, Inc.	85,200	97,547
Money Forward, Inc. (a)	400	15,266
MS&AD Insurance Group Holdings, Inc.	4,600	128,896
MTI, Ltd.	1,500	7,586
Murata Manufacturing Co., Ltd.	4,500	228,095
See accompanying notes to financial statements.
32

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NEC Corp.	200	$ 7,309
Nippon Steel Corp. (b)	7,400	63,433
Nissan Motor Co., Ltd.	8,700	28,738
Nitto Denko Corp.	1,700	75,981
Nomura Holdings, Inc.	22,900	97,111
NTT Data Corp.	9,000	86,703
NTT DOCOMO, Inc.	4,600	143,895
Obayashi Corp.	23,000	197,286
Oisix ra daichi, Inc. (a)(b)	1,700	23,322
One REIT, Inc.	13	29,407
Optim Corp. (a)	400	7,422
ORIX Corp.	9,200	110,830
Oro Co., Ltd.	300	7,342
Osaka Gas Co., Ltd.	4,600	86,755
Panasonic Corp.	13,800	105,461
Pepper Food Service Co., Ltd. (b)	8,500	34,250
PKSHA Technology, Inc. (a)	300	4,338
Proto Corp.	1,400	11,114
Rakus Co., Ltd.	600	8,870
Resona Holdings, Inc.	13,800	41,571
Riso Kyoiku Co., Ltd. (b)	3,600	9,537
Rohm Co., Ltd.	1,700	93,382
Samty Residential Investment Corp. REIT	87	68,259
Secom Co., Ltd.	1,700	141,316
Seven & i Holdings Co., Ltd.	1,700	56,312
SFP Holdings Co., Ltd.	700	8,974
SHIFT, Inc. (a)	200	13,005
Shin-Etsu Chemical Co., Ltd.	1,700	168,969
Softbank Corp. (b)	4,400	56,021
SoftBank Group Corp.	8,300	291,236
Sompo Holdings, Inc.	4,600	142,446
Sony Corp.	9,400	559,098
Sosei Group Corp. (a)	400	4,787
S-Pool, Inc.	3,700	18,850
Starts Proceed Investment Corp. REIT	7	11,639
Strike Co., Ltd.	600	19,564
Sumitomo Chemical Co., Ltd.	23,000	68,390
Sumitomo Corp.	4,600	52,794
Sumitomo Electric Industries, Ltd.	4,400	46,382
Sumitomo Mitsui Financial Group, Inc.	4,600	111,767
Sumitomo Mitsui Trust Holdings, Inc.	1,700	49,195
Suruga Bank, Ltd. (b)	1,700	5,575
See accompanying notes to financial statements.
33

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
T&D Holdings, Inc.	9,200	$ 75,335
Takeda Pharmaceutical Co., Ltd.	1,700	52,092
Tama Home Co., Ltd.	1,500	16,965
TDK Corp.	1,700	131,962
TechMatrix Corp.	500	10,231
Teijin, Ltd.	4,600	77,977
Terumo Corp.	9,000	310,129
Tokio Marine Holdings, Inc.	4,500	206,336
Tokyo Base Co., Ltd. (a)	2,700	5,827
Tokyo Electron, Ltd.	1,700	320,536
Tokyu Corp.	11,900	187,393
Toppan Printing Co., Ltd.	9,100	139,592
Toshiba Corp.	1,700	37,479
Toyota Motor Corp.	9,100	547,998
Toyota Tsusho Corp.	4,500	106,128
Tri Chemical Laboratories, Inc.	100	6,790
Unizo Holdings Co., Ltd. (a)	200	11,060
UT Group Co., Ltd. (a)(b)	200	2,056
UUUM, Inc. (a)	600	11,427
Uzabase, Inc. (a)	200	2,571
ValueCommerce Co., Ltd.	400	6,595
Vector, Inc. (a)	1,100	6,633
Vision, Inc. (a)	1,300	8,056
WATAMI Co., Ltd. (b)	800	6,907
West Japan Railway Co.	1,700	116,467
Yamada Denki Co., Ltd.	8,600	34,335
Yamaha Corp.	9,500	370,918
YA-MAN, Ltd. (b)	1,700	10,519
Yokowo Co., Ltd.	400	8,011
Yume No Machi Souzou Iinkai Co., Ltd.	400	3,928
ZIGExN Co., Ltd. (b)	2,700	6,603
		12,395,053
LUXEMBOURG — 0.0% (d)
ArcelorMittal SA	2,640	25,089
Millicom International Cellular SA SDR	495	13,969
		39,058
MALAYSIA — 0.1%
Bumi Armada Bhd (a)	574,900	17,966
CIMB Group Holdings Bhd	19,184	15,987
FGV Holdings Bhd (a)	45,400	8,985
Frontken Corp. Bhd	17,000	7,123
See accompanying notes to financial statements.
34

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hibiscus Petroleum Bhd (a)	103,600	$ 8,154
Malayan Banking Bhd	11,552	19,922
Public Bank Bhd	8,100	29,812
Tenaga Nasional Bhd	7,700	21,424
		129,373
MEXICO — 0.3%
America Movil SAB de CV Series L	178,922	107,158
Cemex SAB de CV Series CPO	82,795	17,399
Concentradora Hipotecaria SAPI de CV REIT	25,027	18,019
Fomento Economico Mexicano SAB de CV	18,386	112,248
Grupo Financiero Banorte SAB de CV Series O	17,697	49,034
Grupo Mexico SAB de CV Class B	29,443	54,897
Grupo Televisa SAB Series CPO	15,637	18,197
Industrias Penoles SAB de CV	838	5,640
PLA Administradora Industrial S de RL de CV REIT	9,262	10,360
		392,952
NETHERLANDS — 1.6%
Akzo Nobel NV	1,508	99,296
ASML Holding NV	1,686	448,524
Heineken NV	1,241	103,706
ING Groep NV	12,695	66,604
Koninklijke Ahold Delhaize NV	6,880	160,682
Koninklijke DSM NV	2,319	263,358
Koninklijke KPN NV	1,090	2,602
Koninklijke Philips NV	5,510	223,183
Pharming Group NV (a)(b)	9,810	10,441
Prosus NV (a)	1,503	104,145
Royal Dutch Shell PLC Class A	4,405	77,506
Royal Dutch Shell PLC Class B	22,931	386,636
Wolters Kluwer NV	6,881	484,571
		2,431,254
NORWAY — 0.2%
DNB ASA	8,665	96,337
Fjordkraft Holding ASA (c)	1,406	9,105
Frontline, Ltd. (b)	794	7,803
Norsk Hydro ASA	23,964	51,620
Telenor ASA	7,095	102,631
Yara International ASA	1,386	43,464
		310,960
See accompanying notes to financial statements.
35

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PAKISTAN — 0.0% (d)
Packages, Ltd.	5,199	$ 7,146
Pakistan State Oil Co., Ltd.	24,800	18,141
Searle Co., Ltd.	42,500	40,133
SUI Northern Gas Pipeline	30,000	6,665
		72,085
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	200	1,458
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR (b)	689	14,166
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	845	11,332
Powszechna Kasa Oszczednosci Bank Polski SA	2,876	15,662
		26,994
RUSSIA — 0.2%
Gazprom PJSC ADR (b)	18,304	83,466
LUKOIL PJSC ADR	1,356	80,221
MMC Norilsk Nickel PJSC ADR (b)	379	9,195
Mobile TeleSystems PJSC ADR	4,349	33,053
Sberbank of Russia PJSC ADR	8,895	84,769
Surgutneftegas PJSC ADR	212	992
Tatneft PJSC ADR	2,108	89,063
		380,759
SAUDI ARABIA — 0.2%
Al Rajhi Co. for Co-operative Insurance (a)	800	10,274
Aldrees Petroleum and Transport Services Co.	6,807	101,462
Aseer Trading Tourism & Manufacturing Co. (a)	8,272	18,451
City Cement Co.	2,568	8,585
Eastern Province Cement Co.	855	6,417
Etihad Etisalat Co. (a)	1,235	7,120
Leejam Sports Co. JSC	887	12,324
Maharah Human Resources Co.	497	7,672
Mobile Telecommunications Co. (a)	13,457	33,992
National Medical Care Co.	590	5,693
Saudi Ceramic Co. (a)	3,200	19,965
Saudi Co. For Hardware CJSC	692	6,981
Saudi Research & Marketing Group (a)	574	9,228
Saudia Dairy & Foodstuff Co.	269	9,809
		257,973
See accompanying notes to financial statements.
36

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.4%
CapitaLand, Ltd.	69,000	$ 138,112
DBS Group Holdings, Ltd.	4,400	57,385
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	114,000	23,619
Singapore Exchange, Ltd.	45,000	290,445
Singapore Press Holdings, Ltd. (b)	46,000	59,121
Singapore Telecommunications, Ltd.	21,700	38,711
		607,393
SOUTH AFRICA — 0.5%
Anglo American PLC	5,325	93,521
AngloGold Ashanti, Ltd.	1,843	32,930
Discovery, Ltd. (b)	28,691	125,238
FirstRand, Ltd. (b)	25,517	57,535
Gold Fields, Ltd.	4,323	22,336
Harmony Gold Mining Co., Ltd. (a)	3,516	7,786
Impala Platinum Holdings, Ltd. (b)	2,822	11,967
MTN Group, Ltd. (b)	9,429	25,547
MultiChoice Group, Ltd. (a)	1,049	5,038
Naspers, Ltd. Class N	1,503	214,906
Nedbank Group, Ltd.	905	4,189
Old Mutual, Ltd. (b)	33,262	21,504
Sanlam, Ltd. (b)	23,620	67,567
Sasol, Ltd. (a)	1,821	3,765
Standard Bank Group, Ltd.	6,103	35,015
		728,844
SOUTH KOREA — 1.4%
Advanced Process Systems Corp.	835	16,805
Ahnlab, Inc.	223	10,423
Ananti, Inc. (a)	822	4,058
Anterogen Co., Ltd. (a)	25	767
BH Co., Ltd. (a)	1,481	19,100
Binex Co., Ltd. (a)	1,431	12,695
Celltrion, Inc. (a)	207	38,939
CMG Pharmaceutical Co., Ltd. (a)	7,004	21,173
CrystalGenomics, Inc. (a)	532	7,342
Dae Hwa Pharmaceutical Co., Ltd.	350	2,562
DIO Corp. (a)	3,636	75,716
Dongsung Pharmaceutical Co., Ltd. (a)	518	4,638
Duk San Neolux Co., Ltd. (a)	1,012	21,739
Echo Marketing, Inc.	344	7,121
E-MART, Inc.	11	962
See accompanying notes to financial statements.
37

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Feelux Co., Ltd. (a)	1,161	$ 4,611
Genexine Co., Ltd. (a)	166	8,236
Green Cross Cell Corp.	275	8,697
Green Cross LabCell Corp.	637	19,335
Hana Financial Group, Inc.	551	10,456
Hanall Biopharma Co., Ltd. (a)	339	6,600
Helixmith Co., Ltd. (a)	36	2,032
HLB, Inc. (a)	44	3,253
Huons Co., Ltd.	237	8,878
Hyundai Mobis Co., Ltd.	314	43,720
Hyundai Motor Co.	700	51,004
Hyundai Steel Co.	130	1,917
Inscobee, Inc. (a)	3,000	5,865
iNtRON Biotechnology, Inc. (a)	389	4,202
JW Holdings Corp.	8,974	35,753
JW Pharmaceutical Corp.	1,721	44,391
KB Financial Group, Inc.	1,699	48,220
Kia Motors Corp.	428	9,141
Korea Electric Power Corp. ADR (a)(b)	1,587	11,982
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	646
KT&G Corp.	577	35,406
LG Chem, Ltd. Preference Shares	928	112,822
LG Electronics, Inc.	174	6,889
LG Household & Health Care, Ltd.	88	80,963
Lotte Chemical Corp.	20	3,171
Naturecell Co., Ltd. (a)	1,631	11,924
NAVER Corp.	895	124,985
Oscotec, Inc. (a)	454	8,205
PHARMA RESEARCH PRODUCTS Co., Ltd.	99	3,164
POSCO ADR	2,608	85,151
Sam Chun Dang Pharm Co., Ltd.	616	16,370
Samsung C&T Corp.	180	13,248
Samsung Electronics Co., Ltd. GDR	740	734,820
Samsung Engineering Co., Ltd. (a)	420	3,502
Samsung Fire & Marine Insurance Co., Ltd.	116	14,674
Samsung Heavy Industries Co., Ltd. (a)	1,202	3,851
Samsung Securities Co., Ltd.	403	9,716
Sejong Telecom, Inc. (a)	37,542	7,155
Shinhan Financial Group Co., Ltd.	1,699	39,916
SillaJen, Inc. (a)	131	1,426
SK Holdings Co., Ltd.	117	16,098
SK Hynix, Inc.	2,529	173,053
See accompanying notes to financial statements.
38

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SK Innovation Co., Ltd.	115	$ 8,219
STCUBE (a)	123	1,076
Telcon RF Pharmaceutical, Inc. (a)	1,698	8,913
Theragen Etex Co., Ltd. (a)	1,914	12,106
WeMade Entertainment Co., Ltd.	225	3,715
Whanin Pharmaceutical Co., Ltd.	1,204	14,588
		2,128,105
SPAIN — 0.8%
Acciona SA	3,041	324,832
Acerinox SA	6,976	47,549
ACS Actividades de Construccion y Servicios SA	6,002	117,324
Amadeus IT Group SA	2,322	110,066
Banco Bilbao Vizcaya Argentaria SA	20,776	66,463
Banco Santander SA	47,722	116,141
Iberdrola SA	20,631	203,374
Industria de Diseno Textil SA	4,624	120,043
Repsol SA	3,687	33,708
Telefonica SA	16,747	76,691
		1,216,191
SWEDEN — 0.8%
Assa Abloy AB Class B	7,876	149,210
Atlas Copco AB Class B	6,360	188,084
Climeon AB (a)(b)	1,189	4,362
Epiroc AB Class B	7,330	72,814
Hansa Biopharma AB (a)(b)	1,444	11,354
PowerCell Sweden AB (a)	258	5,286
Sandvik AB	6,819	97,216
Securitas AB Class B	10,597	114,925
Skandinaviska Enskilda Banken AB Class A	16,040	108,761
Skanska AB Class B (a)	6,956	106,330
SKF AB Class B (b)	4,949	68,283
Svenska Handelsbanken AB Class A (a)	6,503	54,570
Tele2 AB Class B	4,865	65,504
Telefonaktiebolaget LM Ericsson Class B	12,980	106,196
Telia Co. AB	11,180	40,284
Volvo AB Class A	8,615	103,647
		1,296,826
SWITZERLAND — 3.0%
ABB, Ltd.	9,669	169,936
Adecco Group AG	1,867	73,596
See accompanying notes to financial statements.
39

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Alcon, Inc. (a)	1,267	$ 64,597
Basilea Pharmaceutica AG (a)(b)	244	10,718
Cie Financiere Richemont SA	2,622	143,789
Credit Suisse Group AG	8,167	67,527
Garrett Motion, Inc. (a)	50	143
Geberit AG	736	324,051
Givaudan SA	92	284,781
Glencore PLC	12,697	19,491
Kuehne + Nagel International AG	860	118,083
LafargeHolcim, Ltd.	1,870	68,341
Meyer Burger Technology AG (a)(b)	17,255	2,748
Molecular Partners AG (a)	1,125	20,743
Nestle SA	9,327	958,679
Novartis AG	6,230	514,150
Roche Holding AG	2,327	755,304
SGS SA	92	213,182
Swatch Group AG	276	55,183
Swiss Re AG	2,257	173,926
TE Connectivity, Ltd.	4,773	300,604
TRANSOCEAN, Ltd. (a)	1,509	1,750
UBS Group AG	13,135	122,804
Zurich Insurance Group AG	459	162,907
		4,627,033
TAIWAN — 1.5%
AU Optronics Corp. ADR (b)	46,931	93,393
AURAS Technology Co., Ltd.	2,000	8,432
Career Technology MFG. Co., Ltd.	12,480	9,677
Century Iron & Steel Industrial Co., Ltd.	4,000	10,277
Charoen Pokphand Enterprise	5,000	9,771
Chaun-Choung Technology Corp.	3,000	22,965
Chief Telecom, Inc.	3,000	26,933
Chilisin Electronics Corp.	2,000	5,344
Chunghwa Telecom Co., Ltd. ADR (b)	6,286	223,593
Concraft Holding Co., Ltd.	2,093	6,783
CTBC Financial Holding Co., Ltd.	36,000	21,308
Darfon Electronics Corp.	8,000	7,896
Egis Technology, Inc.	1,000	4,894
Formosa Chemicals & Fibre Corp.	11,000	24,371
Formosa Plastics Corp.	14,000	34,767
Genius Electronic Optical Co., Ltd.	1,079	14,736
Global Unichip Corp.	1,000	6,068
Globalwafers Co., Ltd.	1,000	11,276
See accompanying notes to financial statements.
40

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd. GDR	39,654	$ 183,995
International Games System Co., Ltd.	4,000	73,012
Jentech Precision Industrial Co., Ltd.	2,000	11,375
Lotus Pharmaceutical Co., Ltd. (a)	3,000	5,972
MediaTek, Inc.	2,000	21,659
Nan Ya Plastics Corp.	16,000	28,940
Pan Jit International, Inc.	13,500	8,549
PChome Online, Inc. (a)	2,000	4,649
PharmaEngine, Inc.	1,000	1,424
PharmaEssentia Corp. (a)	5,000	11,127
Pharmally International Holding Co., Ltd.	1,282	6,232
Power Wind Health Industry, Inc.	2,000	8,796
RichWave Technology Corp.	2,000	7,936
Sporton International, Inc.	4,000	21,031
TaiDoc Technology Corp.	1,000	5,539
Taigen Biopharmaceuticals Holdings, Ltd. (a)	32,000	12,010
TaiMed Biologics, Inc. (a)	4,000	8,941
Taiwan Semiconductor Co., Ltd.	3,000	3,031
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,603	936,827
Taiwan Surface Mounting Technology Corp.	3,000	6,855
Taiwan Union Technology Corp.	2,000	8,068
Tanvex BioPharma, Inc. (a)	5,000	5,026
TCI Co., Ltd.	459	2,732
United Integrated Services Co., Ltd.	7,000	38,308
United Microelectronics Corp. ADR	88,046	191,060
United Renewable Energy Co., Ltd. (a)	359,518	56,231
Visual Photonics Epitaxy Co., Ltd.	2,000	5,192
Wafer Works Corp.	5,000	4,290
Win Semiconductors Corp.	2,000	17,426
		2,238,717
THAILAND — 0.1%
Bangkok Bank PCL	22,500	69,932
CP ALL PCL NVDR	16,800	31,227
Kasikornbank PCL NVDR	4,300	11,989
PTT PCL	46,000	43,102
Siam Commercial Bank PCL NVDR	3,700	7,808
Taokaenoi Food & Marketing PCL Class F (b)	77,300	12,484
TQM Corp. PCL NVDR	300	615
		177,157
TURKEY — 0.1%
Akbank T.A.S. (a)	21,504	18,273
See accompanying notes to financial statements.
41

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	7,174	$ 1,274
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	4,275	5,890
Migros Ticaret A/S (a)	3,436	11,814
Turkiye Garanti Bankasi A/S (a)	21,274	26,245
Turkiye Is Bankasi A/S Class C (a)	15,877	11,371
		74,867
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (a)	10,641	5,100
Dana Gas PJSC	138,647	21,515
Eshraq Properties Co. PJSC (a)	1,149,900	61,672
RAK Properties PJSC (a)	188,753	19,219
Union Properties PJSC (a)	390,044	21,981
		129,487
UNITED KINGDOM — 4.8%
3i Group PLC	32,614	320,364
Amcor PLC	6,887	54,966
AO World PLC (a)(b)	7,416	6,207
AstraZeneca PLC	4,222	377,763
BAE Systems PLC	21,306	137,851
Barclays PLC	58,217	67,934
BP PLC	52,053	222,157
British American Tobacco PLC	3,946	134,994
British Land Co. PLC REIT	15,270	63,656
BT Group PLC	49,707	72,667
Burberry Group PLC	3,788	62,211
Cairn Energy PLC (a)	2,705	2,596
Capita PLC (a)	2,081	844
CNH Industrial NV	3,293	18,847
Compass Group PLC	10,366	162,466
Diageo PLC	6,496	208,335
Experian PLC	8,881	247,880
Fiat Chrysler Automobiles NV	4,083	29,443
Frontier Developments PLC (a)	1,242	19,065
G4S PLC	14,892	17,043
GlaxoSmithKline PLC	14,938	280,540
Gulf Keystone Petroleum, Ltd.	3,362	2,814
Hammerson PLC REIT (b)	24,578	23,582
HSBC Holdings PLC	62,376	351,331
Hurricane Energy PLC (a)(b)	20,476	2,696
Imperial Brands PLC	2,248	41,722
InterContinental Hotels Group PLC	4,567	199,078
See accompanying notes to financial statements.
42

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Intu Properties PLC REIT (a)	191,568	$ 10,580
iomart Group PLC (b)	5,829	19,515
J Sainsbury PLC	17,604	45,926
Land Securities Group PLC REIT	9,877	68,191
Learning Technologies Group PLC (b)	10,445	17,303
Liberty Global PLC Class A (a)	982	16,213
Liberty Global PLC Class C (a)	3,843	60,374
Linde PLC (e)	2,394	414,162
Linde PLC (e)	631	111,159
Lloyds Banking Group PLC	206,987	82,129
M&G PLC (a)	10,490	14,646
Marks & Spencer Group PLC	23,622	29,067
National Grid PLC	4,522	53,076
Next PLC	1,723	86,996
nVent Electric PLC	169	2,851
On the Beach Group PLC (c)	2,467	6,730
Pearson PLC	2,420	16,582
Pentair PLC	169	5,029
Premier Oil PLC (a)(b)	8,705	1,860
Prudential PLC	11,592	148,838
Quilter PLC (c)	10,306	15,079
Reckitt Benckiser Group PLC	1,914	145,956
RELX PLC (e)	7,437	159,717
RELX PLC (e)	12,556	269,893
Rio Tinto PLC	5,132	236,624
Rio Tinto, Ltd.	397	20,549
Rolls-Royce Holdings PLC	7,559	31,924
RSA Insurance Group PLC	16,865	87,913
Sage Group PLC	40,013	293,616
Severn Trent PLC	5,968	168,720
Smith & Nephew PLC	10,826	192,563
Smiths Group PLC	8,342	126,813
Soco International PLC (b)	18,379	2,735
SSE PLC	5,242	84,823
Standard Chartered PLC	11,684	64,586
Standard Life Aberdeen PLC	35,141	97,560
TechnipFMC PLC	2,472	17,001
Tesco PLC	28,247	80,137
Tullow Oil PLC	1,846	245
Unilever NV	4,799	235,930
Unilever PLC	3,657	184,803
United Utilities Group PLC	10,627	118,962
See accompanying notes to financial statements.
43

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Virgin Money UK PLC (a)	333	$ 252
Vodafone Group PLC	79,054	110,766
Whitbread PLC	6,422	241,278
WPP PLC	8,235	56,303
		7,385,027
UNITED STATES — 54.9%
3M Co.	2,394	326,805
Abbott Laboratories	9,103	718,318
AbbVie, Inc.	2,348	178,894
Activision Blizzard, Inc.	314	18,677
Adobe, Inc. (a)	3,405	1,083,607
Advanced Micro Devices, Inc. (a)	2,410	109,607
Adverum Biotechnologies, Inc. (a)	511	4,992
Aflac, Inc.	9,434	323,020
Agenus, Inc. (a)	8,020	19,649
Agilent Technologies, Inc.	4,773	341,842
AGNC Investment Corp. REIT	2,182	23,086
Akebia Therapeutics, Inc. (a)(b)	614	4,654
Akorn, Inc. (a)	1,015	570
Alacer Gold Corp. (a)	9,646	30,767
Alexion Pharmaceuticals, Inc. (a)	1,818	163,238
Allegion PLC	780	71,776
Allergan PLC	534	94,571
Allstate Corp.	4,773	437,827
Alphabet, Inc. Class A (a)	1,228	1,426,875
Alphabet, Inc. Class C (a)	1,228	1,427,931
Altria Group, Inc.	4,773	184,572
Amazon.com, Inc. (a)	1,473	2,871,938
American Electric Power Co., Inc.	4,773	381,745
American Express Co.	4,890	418,633
American Tower Corp. REIT	2,394	521,293
Amgen, Inc.	3,511	711,785
Amyris, Inc. (a)(b)	1,542	3,948
Annaly Capital Management, Inc. REIT	4,452	22,572
Anthem, Inc.	1,773	402,542
Anworth Mortgage Asset Corp. REIT	18,200	20,566
Apache Corp.	1,042	4,356
Apple, Inc.	16,336	4,154,081
Applied Materials, Inc.	8,376	383,788
Arbor Realty Trust, Inc. REIT	2,330	11,417
Archer-Daniels-Midland Co.	7,162	251,959
Arcus Biosciences, Inc. (a)	1,349	18,724
See accompanying notes to financial statements.
44

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Arena Pharmaceuticals, Inc. (a)	2	$ 84
Armada Hoffler Properties, Inc. REIT	4,965	53,126
ARMOUR Residential REIT, Inc.	1,900	16,739
Arrowhead Pharmaceuticals, Inc. (a)	1,419	40,825
Arvinas Holding Co. LLC (a)	415	16,725
Assembly Biosciences, Inc. (a)	309	4,582
AT&T, Inc.	27,527	802,412
Athenex, Inc. (a)(b)	716	5,542
Automatic Data Processing, Inc.	2,394	327,212
Avanos Medical, Inc. (a)	304	8,187
Avrobio, Inc. (a)	203	3,159
AxoGen, Inc. (a)	203	2,111
Axonics Modulation Technologies, Inc. (a)(b)	1,084	27,544
Baker Hughes Co.	1,922	20,181
Bank of America Corp.	41,310	877,011
Bank of New York Mellon Corp.	7,230	243,506
Baxter International, Inc.	4,614	374,611
Becton Dickinson and Co.	2,394	550,069
Berkshire Hathaway, Inc. Class B (a)	2,739	500,771
BioCryst Pharmaceuticals, Inc. (a)	4,960	9,920
BioDelivery Sciences International, Inc. (a)	2,454	9,301
Biogen, Inc. (a)	1,347	426,164
BioSpecifics Technologies Corp. (a)	220	12,445
Bizlink Holding, Inc.	1,000	5,423
Boeing Co.	2,184	325,722
Booking Holdings, Inc. (a)	181	243,503
Brighthouse Financial, Inc. (a)	600	14,502
Bristol-Myers Squibb Co.	7,231	403,056
Broadcom, Inc.	1,769	419,430
C.H. Robinson Worldwide, Inc.	2,394	158,483
California Resources Corp. (a)(b)	44	44
Capital One Financial Corp.	2,394	120,705
Cara Therapeutics, Inc. (a)(b)	1,133	14,967
CareDx, Inc. (a)(b)	99	2,161
Carnival Corp.	2,394	31,529
Catalyst Pharmaceuticals, Inc. (a)(b)	19	73
Caterpillar, Inc.	2,394	277,800
Cato Corp. Class A	501	5,346
CDK Global, Inc.	677	22,239
CenturyLink, Inc.	1,615	15,278
Change Healthcare, Inc. (a)	3,078	30,749
ChannelAdvisor Corp. (a)	931	6,759
See accompanying notes to financial statements.
45

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	8,969	$ 301,538
Charter Communications, Inc. Class A (a)	1,018	444,164
ChemoCentryx, Inc. (a)	1,098	44,118
Chemours Co.	594	5,269
Chevron Corp.	6,182	447,948
Chubb, Ltd.	3,604	402,531
Church & Dwight Co., Inc.	6,901	442,906
Cigna Corp. (a)	701	124,203
Cisco Systems, Inc.	21,851	858,963
Citigroup, Inc.	12,186	513,274
Citrix Systems, Inc.	2,394	338,871
Clorox Co.	2,394	414,760
Coca-Cola Co.	9,454	418,339
Cognizant Technology Solutions Corp. Class A	4,784	222,312
Coherus Biosciences, Inc. (a)	409	6,634
Colgate-Palmolive Co.	4,773	316,736
Collegium Pharmaceutical, Inc. (a)	624	10,190
Comcast Corp. Class A	12,196	419,298
Community Healthcare Trust, Inc. REIT	3,079	117,864
Conagra Brands, Inc.	4,773	140,040
ConocoPhillips	4,773	147,008
Corning, Inc.	9,572	196,609
Corteva, Inc. (a)	3,796	89,206
Costco Wholesale Corp.	2,394	682,601
Coty, Inc. Class A	379	1,956
CryoPort, Inc. (a)(b)	511	8,723
CSX Corp.	6,198	355,145
Cummins, Inc.	2,394	323,956
CVS Health Corp.	7,272	431,448
Cyclerion Therapeutics, Inc. (a)(b)	3,254	8,623
Cytokinetics, Inc. (a)(b)	119	1,403
CytomX Therapeutics, Inc. (a)	2,455	18,830
Danaher Corp.	4,891	676,963
Deere & Co.	2,286	315,834
Dell Technologies, Inc. Class C (a)	492	19,459
Denbury Resources, Inc. (a)(b)	669	124
Devon Energy Corp.	1,042	7,200
DexCom, Inc. (a)	102	27,466
Dicerna Pharmaceuticals, Inc. (a)	629	11,555
Diebold Nixdorf, Inc. (a)(b)	411	1,447
Discover Financial Services	4,773	170,253
Dollar Tree, Inc. (a)	2,820	207,185
See accompanying notes to financial statements.
46

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Dow, Inc.	3,847	$ 112,486
Duke Energy Corp.	2,601	210,369
Duluth Holdings, Inc. Class B (a)(b)	409	1,640
DuPont de Nemours, Inc.	3,796	129,444
DXC Technology Co.	779	10,166
Dynavax Technologies Corp. (a)(b)	2,871	10,135
Dynex Capital, Inc. REIT	6,200	64,728
Easterly Government Properties, Inc. REIT	13,466	331,802
Eaton Corp. PLC	4,773	370,814
eBay, Inc.	7,162	215,290
Ecolab, Inc.	2,394	373,057
Edison International	4,116	225,516
Editas Medicine, Inc. (a)(b)	208	4,125
Eidos Therapeutics, Inc. (a)(b)	550	26,945
Elanco Animal Health, Inc. (a)	1,001	22,412
Eli Lilly & Co.	4,663	646,851
Ellington Financial, Inc. REIT	1,200	6,852
Emerson Electric Co.	4,773	227,433
Endo International PLC (a)	1,431	5,295
Enphase Energy, Inc. (a)	204	6,587
Entercom Communications Corp. Class A (b)	2,045	3,497
EOG Resources, Inc.	4,890	175,649
Equity Residential REIT	2,394	147,734
Essential Properties Realty Trust, Inc. REIT	818	10,683
Estee Lauder Cos., Inc. Class A	2,394	381,460
EverQuote, Inc. Class A (a)(b)	204	5,355
Exelon Corp.	4,773	175,694
Expedia Group, Inc.	166	9,341
Exterran Corp. (a)	1,100	5,280
Exxon Mobil Corp.	13,173	500,179
Facebook, Inc. Class A (a)	6,735	1,123,398
Fastenal Co.	4,798	149,937
Fate Therapeutics, Inc. (a)(b)	309	6,863
FedEx Corp.	2,094	253,918
Ferguson PLC	1,918	120,243
FirstEnergy Corp.	4,773	191,254
Flexion Therapeutics, Inc. (a)(b)	1,356	10,672
Fluidigm Corp. (a)	3,374	8,570
Ford Motor Co.	19,108	92,292
Fortive Corp.	2,334	128,813
Fox Corp. Class A	3,379	79,846
Franklin Financial Network, Inc.	415	8,462
See accompanying notes to financial statements.
47

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	7,162	$ 119,534
Freeport-McMoRan, Inc.	1,370	9,248
GCI Liberty, Inc. Class A (a)	600	34,182
General Dynamics Corp.	2,394	316,750
General Electric Co.	22,071	175,244
General Mills, Inc.	2,394	126,331
General Motors Co.	4,773	99,183
Geron Corp. (a)(b)	3,395	4,040
Gilead Sciences, Inc.	6,267	468,521
Gladstone Commercial Corp. REIT	8,656	124,300
Global Medical REIT, Inc.	3,271	33,103
Globalstar, Inc. (a)	19,015	5,602
Gogo, Inc. (a)(b)	3,615	7,664
Goldman Sachs Group, Inc.	2,394	370,088
Gulfport Energy Corp. (a)(b)	22,800	10,139
Halliburton Co.	4,773	32,695
Hamilton Beach Brands Holding Co. Class A	517	4,917
Healthpeak Properties, Inc. REIT	6,484	154,643
Heron Therapeutics, Inc. (a)(b)	511	5,999
Hershey Co.	2,394	317,205
Hess Corp.	2,394	79,720
Hewlett Packard Enterprise Co.	9,572	92,944
Home Depot, Inc.	5,046	942,139
Honeywell International, Inc.	4,952	662,528
Hooker Furniture Corp.	629	9,819
HP, Inc.	9,572	166,170
Illinois Tool Works, Inc.	3,375	479,655
ImmunoGen, Inc. (a)	3,839	13,091
Ingersoll Rand, Inc. (a)	3,645	90,396
Innovative Industrial Properties, Inc. REIT	211	16,021
Inspire Medical Systems, Inc. (a)	211	12,719
Intel Corp.	17,212	931,513
Intellia Therapeutics, Inc. (a)(b)	414	5,063
International Business Machines Corp.	3,863	428,523
International Money Express, Inc. (a)	1,533	13,996
Intra-Cellular Therapies, Inc. (a)	614	9,437
Intuit, Inc.	2,394	550,620
Invitae Corp. (a)(b)	99	1,353
J.M. Smucker Co.	2,394	265,734
Johnson & Johnson	7,329	961,052
Johnson Controls International PLC	6,329	170,630
JPMorgan Chase & Co.	13,148	1,183,714
See accompanying notes to financial statements.
48

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	4,773	$ 91,355
Karyopharm Therapeutics, Inc. (a)	2,410	46,296
Kellogg Co.	2,394	143,616
Keysight Technologies, Inc. (a)	2,392	200,163
Kimberly-Clark Corp.	2,394	306,121
Kinder Morgan, Inc.	3,524	49,054
Kohl's Corp.	2,394	34,928
Kraft Heinz Co.	278	6,878
Krystal Biotech, Inc. (a)(b)	2	86
L Brands, Inc. (b)	692	8,000
Lamb Weston Holdings, Inc.	1,587	90,618
Laredo Petroleum, Inc. (a)	9,610	3,650
Las Vegas Sands Corp.	2,394	101,673
Leidos Holdings, Inc.	599	54,898
Lockheed Martin Corp.	1,907	646,378
LogMeIn, Inc.	411	34,228
Lowe's Cos., Inc.	4,902	421,817
Lumber Liquidators Holdings, Inc. (a)(b)	409	1,918
LyondellBasell Industries NV Class A	2,350	116,631
MacroGenics, Inc. (a)	1,454	8,462
Macy's, Inc. (b)	4,248	20,858
Marathon Oil Corp.	7,162	23,563
Marathon Petroleum Corp.	4,798	113,329
Marsh & McLennan Cos., Inc.	4,773	412,674
Mastercard, Inc. Class A	1,275	307,989
MasterCraft Boat Holdings, Inc. (a)	414	3,022
Mattel, Inc. (a)(b)	156	1,374
Maxar Technologies, Inc. (a)	1,211	12,933
McCormick & Co., Inc.	3,292	464,863
McDonald's Corp.	2,394	395,848
McEwen Mining, Inc. (a)	6,747	4,458
McKesson Corp.	1,548	209,382
Medifast, Inc. (b)	180	11,250
Medtronic PLC	8,324	750,658
MeiraGTx Holdings PLC (a)	440	5,914
Merchants Bancorp	414	6,285
Merck & Co., Inc.	9,526	732,930
Meta Financial Group, Inc.	312	6,777
MetLife, Inc.	7,069	216,099
MGP Ingredients, Inc.	74	1,990
Micron Technology, Inc. (a)	532	22,376
Microsoft Corp.	28,269	4,458,304
See accompanying notes to financial statements.
49

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mitek Systems, Inc. (a)	1,653	$ 13,026
Mondelez International, Inc. Class A	2,394	119,892
Morgan Stanley	7,162	243,508
Mosaic Co.	2,182	23,609
Nabors Industries, Ltd.	2,580	1,006
National Oilwell Varco, Inc.	1,042	10,243
NetApp, Inc.	2,394	99,806
Netflix, Inc. (a)	1,021	383,385
New Senior Investment Group, Inc. REIT	4,707	12,050
Newmont Goldcorp Corp. (e)	2,394	108,400
Newmont Goldcorp Corp. (e)	1,004	44,411
News Corp. Class A	1,242	11,147
NexPoint Residential Trust, Inc. REIT	8,861	223,386
NextEra Energy, Inc.	2,394	576,044
NIKE, Inc. Class B	8,059	666,802
Noble Energy, Inc.	2,996	18,096
Norfolk Southern Corp.	2,394	349,524
Northern Oil and Gas, Inc. (a)(b)	1,422	943
Northrop Grumman Corp.	1,279	386,961
NOW, Inc. (a)	275	1,419
NVIDIA Corp.	1,542	406,471
Occidental Petroleum Corp.	5,484	63,505
Ocwen Financial Corp. (a)	6,635	3,318
Omeros Corp. (a)(b)	920	12,300
Optinose, Inc. (a)(b)	1,141	5,123
Oracle Corp.	13,922	672,850
O'Reilly Automotive, Inc. (a)	997	300,147
Overstock.com, Inc. (a)	402	2,006
Ovintiv, Inc. (b)	1,144	3,102
Owens & Minor, Inc.	1,329	12,160
Parker-Hannifin Corp.	2,394	310,574
PayPal Holdings, Inc. (a)	6,815	652,468
Paysign, Inc. (a)(b)	555	2,864
Penn Virginia Corp. (a)	74	229
Pennsylvania Real Estate Investment Trust (b)	1,028	937
People's United Financial, Inc.	17,514	193,530
PepsiCo, Inc.	4,891	587,409
Perspecta, Inc.	441	8,044
PetMed Express, Inc.	309	8,893
Pfizer, Inc.	24,277	792,401
Philip Morris International, Inc.	4,773	348,238
Phillips 66	1,175	63,039
See accompanying notes to financial statements.
50

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	1,621	$ 113,713
PNC Financial Services Group, Inc.	2,394	229,154
Portola Pharmaceuticals, Inc. (a)(b)	211	1,504
PPL Corp.	7,162	176,758
Primo Water Corp.	966	8,752
Principia Biopharma, Inc. (a)	314	18,645
Procter & Gamble Co.	5,164	568,040
Progenics Pharmaceuticals, Inc. (a)	3,100	11,780
Prologis, Inc. REIT	7,228	580,914
Prudential Financial, Inc.	3,569	186,088
PTC Therapeutics, Inc. (a)	577	25,740
Public Service Enterprise Group, Inc.	4,773	214,355
Public Storage REIT	2,007	398,610
Puma Biotechnology, Inc. (a)(b)	1,110	9,368
QUALCOMM, Inc.	5,762	389,799
QuinStreet, Inc. (a)	414	3,333
Qurate Retail, Inc. Class A (a)(b)	4,346	26,532
Ra Pharmaceuticals, Inc. (a)	220	10,562
Radius Health, Inc. (a)(b)	922	11,986
Raytheon Co.	2,394	313,973
REGENXBIO, Inc. (a)	74	2,396
Republic First Bancorp, Inc. (a)	7,199	15,766
Resideo Technologies, Inc. (a)	474	2,294
Retail Opportunity Investments Corp. REIT	19,657	162,957
Revance Therapeutics, Inc. (a)	1,361	20,143
Rigel Pharmaceuticals, Inc. (a)	6,449	10,060
Roku, Inc. (a)(b)	314	27,469
Rosetta Stone, Inc. (a)	225	3,155
Ross Stores, Inc.	4,316	375,363
Safehold, Inc. REIT (b)	307	19,412
salesforce.com, Inc. (a)	5,120	737,178
Sangamo Therapeutics, Inc. (a)(b)	305	1,943
Sarepta Therapeutics, Inc. (a)(b)	180	17,608
Schlumberger, Ltd.	7,190	96,993
Scholar Rock Holding Corp. (a)(b)	119	1,441
Seagate Technology PLC	2,394	116,827
ServiceNow, Inc. (a)	102	29,231
Simon Property Group, Inc. REIT	2,394	131,335
Simulations Plus, Inc.	204	7,124
Skyline Champion Corp. (a)	415	6,507
Snap, Inc. Class A (a)(b)	2,080	24,731
Southern Co.	2,394	129,611
See accompanying notes to financial statements.
51

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Starbucks Corp.	9,069	$ 596,196
State Street Corp. (f)	2,394	127,528
Stemline Therapeutics, Inc. (a)(b)	1,876	9,080
Sterling Bancorp, Inc.	1,770	7,611
Synchrony Financial	2,668	42,928
Sysco Corp.	4,773	217,792
Tabula Rasa HealthCare, Inc. (a)(b)	358	18,720
Tandem Diabetes Care, Inc. (a)	211	13,578
Tapestry, Inc.	2,288	29,630
Target Corp.	2,394	222,570
TechTarget, Inc. (a)	3,197	65,890
Tesla, Inc. (a)	460	241,040
Texas Instruments, Inc.	6,382	637,753
Thermo Fisher Scientific, Inc.	2,877	815,917
TJX Cos., Inc.	9,434	451,040
Travelers Cos., Inc.	2,394	237,844
Twist Bioscience Corp. (a)(b)	629	19,235
Twitter, Inc. (a)	1,409	34,605
Tyson Foods, Inc. Class A	3,798	219,790
UMH Properties, Inc. REIT	13,656	148,304
Union Pacific Corp.	3,606	508,590
Unisys Corp. (a)	919	11,350
United Parcel Service, Inc. Class B	2,394	223,647
United Technologies Corp.	2,394	225,826
UnitedHealth Group, Inc.	4,177	1,041,660
Universal Corp.	74	3,272
US Bancorp	7,231	249,108
Valero Energy Corp.	4,665	211,604
Vanda Pharmaceuticals, Inc. (a)	557	5,771
Vector Group, Ltd.	17,369	163,616
Verizon Communications, Inc.	8,164	438,652
ViacomCBS, Inc. Class B	5,159	72,278
Viking Therapeutics, Inc. (a)(b)	409	1,914
Visa, Inc. Class A	8,667	1,396,427
Vista Outdoor, Inc. (a)	614	5,403
Voyager Therapeutics, Inc. (a)(b)	1,329	12,160
Walmart, Inc.	4,891	555,715
Walgreens Boots Alliance, Inc.	4,773	218,365
Walt Disney Co.	8,666	837,136
Waste Management, Inc.	4,729	437,716
WaVe Life Sciences, Ltd. (a)(b)	1,533	14,364
Wells Fargo & Co.	18,932	543,348
See accompanying notes to financial statements.
52

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Western Asset Mortgage Capital Corp. REIT	16,800	$ 38,472
Western Digital Corp.	2,967	123,487
Whitestone REIT	1,098	6,808
Williams Cos., Inc.	4,323	61,170
Yum! Brands, Inc.	2,394	164,061
ZIOPHARM Oncology, Inc. (a)(b)	6,563	16,079
Zoetis, Inc.	275	32,365
		84,700,362
TOTAL COMMON STOCKS (Cost $176,124,780)		153,351,657

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	259,294	259,061
State Street Navigator Securities Lending Portfolio II (i) (j)	1,672,323	1,672,323
TOTAL SHORT-TERM INVESTMENTS (Cost $1,931,324)		1,931,384
TOTAL INVESTMENTS — 100.7% (Cost $178,056,104)		155,283,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,037,917)
NET ASSETS — 100.0%		$ 154,245,124
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
53

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$153,296,071	$55,586	$—	$153,351,657
Short-Term Investments	1,931,384	—	—	1,931,384
TOTAL INVESTMENTS	$155,227,455	$55,586	$—	$155,283,041
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	2,186	$ 129,389	$ 42,461	$ 24,162	$1,178	$(21,338)	2,394	$ 127,528	$ 2,409
State Street Institutional Liquid Reserves Fund, Premier Class	480,359	480,407	5,598,475	5,819,606	(272)	57	259,294	259,061	2,752
State Street Navigator Securities Lending Portfolio II	—	—	9,912,356	8,240,033	—	—	1,672,323	1,672,323	16,705
State Street Navigator Securities Lending Portfolio III	4,245,094	4,245,094	1,472,145	5,717,239	—	—	—	—	5,344
Total		$4,854,890	$17,025,437	$19,801,040	$ 906	$(21,281)		$2,058,912	$27,210
See accompanying notes to financial statements.
54

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 0.4%
BHP Group PLC	43,923	$ 681,868
AUSTRIA — 0.5%
Agrana Beteiligungs AG	244	4,337
ams AG (a)(b)	1,640	16,170
ANDRITZ AG	1,464	45,910
AT&S Austria Technologie & Systemtechnik AG	515	7,578
BAWAG Group AG (c)	1,453	40,782
CA Immobilien Anlagen AG	1,176	39,614
DO & Co. AG (b)	134	5,278
Erste Group Bank AG	6,145	113,849
EVN AG	688	10,071
FACC AG (b)	419	3,584
Flughafen Wien AG	175	4,513
IMMOFINANZ AG	1,916	34,184
Lenzing AG	270	14,931
Mayr Melnhof Karton AG	176	21,822
Oberbank AG	301	27,545
Oesterreichische Post AG (b)	656	23,465
OMV AG	2,932	80,943
Palfinger AG	265	4,833
Porr AG (b)	243	4,016
Raiffeisen Bank International AG	2,781	40,813
S IMMO AG	847	16,357
S&T AG	998	18,934
Schoeller-Bleckmann Oilfield Equipment AG	218	7,176
Strabag SE	303	6,899
Telekom Austria AG	2,810	19,579
UNIQA Insurance Group AG	2,391	18,522
Verbund AG (b)	1,355	49,093
Vienna Insurance Group AG Wiener Versicherung Gruppe	790	14,857
Voestalpine AG	2,319	47,163
Wienerberger AG	2,390	37,737
Zumtobel Group AG (a)	561	3,693
		784,248
BELGIUM — 1.8%
Ackermans & van Haaren NV	461	60,042
Aedifica SA REIT	505	52,363
Ageas	3,860	160,563
AGFA-Gevaert NV (a)	3,057	11,418
See accompanying notes to financial statements.
55

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Anheuser-Busch InBev SA	17,436	$ 774,258
Ascencio REIT	109	5,023
Banque Nationale de Belgique	4	8,558
Barco NV	218	33,679
Befimmo SA REIT	415	19,922
Bekaert SA	739	12,398
Biocartis NV (a)(b)(c)	949	3,598
bpost SA	2,012	14,195
Brederode SA	252	19,632
Care Property Invest NV REIT	419	13,149
Cie d'Entreprises CFE	141	10,103
Cie du Bois Sauvage SA	15	5,152
Cofinimmo SA REIT	502	65,658
Colruyt SA	1,206	65,198
D'ieteren SA	480	23,780
Econocom Group SA	2,860	4,547
Elia Group SA	688	67,262
Euronav NV	4,203	48,054
Fagron	941	18,565
Financiere de Tubize SA	434	30,811
Galapagos NV (a)	886	175,962
Gimv NV	382	19,931
Groupe Bruxelles Lambert SA	1,652	129,822
Intervest Offices & Warehouses NV REIT	469	12,248
Ion Beam Applications (a)(b)	493	4,263
KBC Ancora	765	21,522
KBC Group NV	5,476	252,479
Kinepolis Group NV	300	10,896
Lotus Bakeries NV	6	18,368
Melexis NV (b)	384	20,309
Mithra Pharmaceuticals SA (a)(b)	320	7,809
Montea CVA REIT	260	24,107
Ontex Group NV	1,352	23,587
Orange Belgium SA	581	10,225
Proximus SADP	3,229	73,943
Recticel SA	828	4,452
Retail Estates NV REIT	215	11,182
Shurgard Self Storage SA	515	15,257
Sipef NV	124	6,095
Sofina SA	322	65,646
Solvay SA	1,508	109,836
Telenet Group Holding NV	894	26,917
See accompanying notes to financial statements.
56

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tessenderlo Group SA (a)	479	$ 13,455
TINC Comm	464	6,288
UCB SA	2,598	225,202
Umicore SA	4,170	145,731
VGP NV	158	16,227
Warehouses De Pauw CVA REIT	2,535	72,793
Xior Student Housing NV REIT	322	14,097
		3,066,577
CHILE — 0.0% (d)
Antofagasta PLC	7,960	76,295
CYPRUS — 0.0% (d)
Bank of Cyprus Holdings PLC (a)	7,852	5,781
DENMARK — 3.4%
ALK-Abello A/S (a)	135	30,610
Alm Brand A/S	1,389	10,106
Ambu A/S Class B	3,450	83,805
AP Moller - Maersk A/S Class A	67	55,515
AP Moller - Maersk A/S Class B (b)	127	113,764
Bavarian Nordic A/S (a)(b)(e)	626	10,038
Bavarian Nordic A/S (a)(b)(e)(f)	536	8,591
Carlsberg A/S Class B	2,234	252,872
Chr. Hansen Holding A/S	2,111	157,934
Coloplast A/S Class B	2,495	361,952
D/S Norden A/S (a)(b)	550	6,268
Danske Bank A/S	14,074	159,142
Demant A/S (a)(b)	1,929	42,717
Dfds A/S (a)	705	16,068
Drilling Co. of 1972 A/S (a)	422	8,048
DSV Panalpina A/S	4,276	388,693
FLSmidth & Co. A/S (a)(b)	842	19,011
Genmab A/S (a)	1,377	278,810
GN Store Nord A/S	2,676	119,540
H Lundbeck A/S	1,268	37,625
ISS A/S	3,238	44,508
Jeudan A/S	30	5,293
Jyske Bank A/S (a)	1,219	30,364
Netcompany Group A/S (a)(c)	922	42,814
Nilfisk Holding A/S (a)	354	4,476
NKT A/S (a)	531	9,486
Novo Nordisk A/S Class B	35,458	2,133,226
Novozymes A/S Class B	4,432	201,567
See accompanying notes to financial statements.
57

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Orsted A/S (c)	3,580	$ 350,799
Pandora A/S	2,055	66,749
Per Aarsleff Holding A/S	388	8,558
Ringkjoebing Landbobank A/S	606	34,039
Rockwool International A/S Class A	88	15,851
Rockwool International A/S Class B	182	32,917
Royal Unibrew A/S	875	63,083
Scandinavian Tobacco Group A/S Class A (c)	1,301	13,094
Schouw & Co. A/S	261	17,301
SimCorp A/S	833	69,939
Spar Nord Bank A/S	1,761	10,811
Sydbank A/S	1,267	17,903
Topdanmark A/S	983	39,604
Tryg A/S	2,482	61,057
Vestas Wind Systems A/S	4,059	329,815
Zealand Pharma A/S (a)(b)	606	20,815
		5,785,178
EGYPT — 0.0% (d)
Centamin PLC	23,730	35,780
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	1,105	52,046
FINLAND — 2.1%
Afarak Group Oyj (a)	4,415	1,400
Aktia Bank Oyj	1,301	10,292
Alma Media Oyj	697	4,726
Altia Oyj	472	3,884
Asiakastieto Group Oyj (c)	431	12,107
Aspo Oyj	535	3,393
BasWare Oyj (a)	280	5,807
Bittium Oyj	731	3,525
CapMan Oyj Class B	3,149	6,005
Cargotec Oyj Class B	825	15,326
Caverion Oyj	1,843	8,605
Citycon Oyj (b)	1,881	11,610
Elisa Oyj	3,094	191,744
eQ Oyj	160	2,028
Finnair Oyj (a)(b)	1,165	4,684
Fiskars Oyj Abp	1,021	10,755
Fortum Oyj	8,982	131,817
F-Secure Oyj (a)	2,028	5,285
Huhtamaki Oyj	1,968	63,011
See accompanying notes to financial statements.
58

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kemira Oyj	2,157	$ 20,899
Kesko Oyj Class A	426	23,558
Kesko Oyj Class B	1,401	79,322
Kojamo Oyj	3,285	62,285
Kone Oyj Class B	8,299	470,056
Konecranes Oyj	1,340	22,944
Lassila & Tikanoja Oyj	748	9,439
Marimekko Oyj	76	1,860
Metsa Board Oyj (b)	4,119	22,453
Metso Oyj	2,631	62,703
Neste Oyj	8,741	295,884
Nokia Oyj	117,804	370,848
Nokian Renkaat Oyj (b)	2,703	65,457
Nordea Bank Abp (b)	66,751	377,827
Olvi Oyj Class A	331	13,293
Oriola Oyj Class B	2,303	4,149
Orion Oyj Class A	663	26,807
Orion Oyj Class B (b)	2,145	87,742
Outokumpu Oyj (b)	6,692	16,668
Outotec Oyj	3,199	11,934
Ponsse Oyj	218	4,904
QT Group Oyj (a)	382	7,670
Raisio Oyj Class V	2,581	8,383
Revenio Group Oyj	543	13,555
Rovio Entertainment Oyj (b)(c)	994	4,561
Sampo Oyj Class A	10,461	305,553
Sanoma Oyj	1,678	15,383
Stora Enso Oyj Class A	547	6,542
Stora Enso Oyj Class R	12,570	127,525
Terveystalo Oyj (c)	1,624	14,487
TietoEVRY Oyj	1,725	37,439
Tikkurila Oyj	744	8,245
Tokmanni Group Corp.	994	9,925
UPM-Kymmene Oyj (b)	11,237	309,355
Uponor Oyj	1,133	10,318
Vaisala Oyj Class A	552	16,414
Valmet Oyj	2,735	53,627
Wartsila OYJ Abp (b)	10,002	73,421
YIT Oyj (b)	3,525	15,634
		3,585,073
FRANCE — 15.3%
Accor SA	3,907	107,174
See accompanying notes to financial statements.
59

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Adevinta ASA (a)	4,597	$ 40,756
Aeroports de Paris	576	55,270
Air France-KLM (a)(b)	4,766	26,660
Air Liquide SA	9,686	1,239,752
Airbus SE	11,886	773,907
ALD SA (c)	1,676	14,712
Alstom SA	3,837	160,575
Altarea SCA REIT	75	9,299
Alten SA	593	42,586
Altran Technologies SA	2,343	38,306
Amundi SA (c)	1,245	73,563
Arkema SA	1,475	101,962
Atos SE	1,985	134,472
AXA SA	42,475	735,811
BioMerieux	876	98,618
BNP Paribas SA	23,602	712,435
Bollore SA	18,794	51,761
Bouygues SA	5,979	175,296
Bureau Veritas SA	5,976	113,505
Capgemini SE	3,506	296,216
Carmila SA REIT	1,294	18,401
Carrefour SA	11,855	187,509
Casino Guichard Perrachon SA	1,077	41,491
CGG SA (a)	14,578	13,356
Christian Dior SE	94	33,665
Cie de Saint-Gobain	11,452	278,519
Cie Generale des Etablissements Michelin SCA	3,644	324,109
Cie Plastic Omnium SA	1,265	17,788
CNP Assurances	5,175	50,650
Coface SA (a)	1,792	11,503
Covivio REIT	1,106	62,316
Covivio Hotels SACA REIT	1,438	28,401
Credit Agricole SA	26,563	194,989
Danone SA	13,385	861,228
Dassault Aviation SA	47	38,627
Dassault Systemes SE	2,865	424,389
Edenred	4,997	208,846
Eiffage SA	2,013	142,465
Electricite de France SA	10,211	80,512
Elior Group SA (c)	2,068	13,637
Elis SA	3,988	37,807
Engie SA	37,997	392,407
See accompanying notes to financial statements.
60

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
EssilorLuxottica SA	6,168	$ 665,143
Eurazeo SE	936	42,231
Eutelsat Communications SA (b)	3,155	32,977
Faurecia SE	1,520	45,532
Financiere de L'Odet SA	11	6,469
Gaztransport Et Technigaz SA	455	33,450
Gecina SA REIT	977	129,392
Genfit (a)	725	10,739
Getlink SE	8,973	108,203
Groupe Fnac SA (a)	352	9,138
Hermes International	719	496,075
ICADE REIT	578	45,758
Iliad SA	309	41,924
Imerys SA	670	16,850
Ingenico Group SA	1,243	132,215
Interparfums SA	266	8,931
Ipsen SA	751	38,878
IPSOS	815	16,991
JCDecaux SA	1,546	27,990
Kaufman & Broad SA	351	10,869
Kering SA	1,526	796,849
Klepierre SA REIT (b)	4,968	95,777
Korian SA	973	30,192
La Francaise des Jeux SAEM (a)(c)	2,490	62,020
Lagardere SCA	2,143	27,041
Legrand SA	5,447	349,519
L'Oreal SA	4,989	1,307,782
LVMH Moet Hennessy Louis Vuitton SE	5,444	2,021,708
Maisons du Monde SA (c)	929	7,446
Mercialys SA REIT	1,378	10,010
Metropole Television SA	1,150	12,896
Natixis SA	19,007	61,878
Neoen SA (a)(c)	638	20,056
Neopost SA	710	12,465
Nexans SA	564	16,721
Nexity SA	846	26,010
Orange SA	40,450	494,213
Orpea	991	103,573
Pernod Ricard SA	4,165	591,593
Peugeot SA (b)	12,108	161,618
Publicis Groupe SA	4,590	131,550
Remy Cointreau SA (b)	437	47,782
See accompanying notes to financial statements.
61

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Renault SA	4,247	$ 82,520
Rexel SA	4,954	36,855
Robertet SA	8	6,785
Rothschild & Co.	805	16,341
Rubis SCA	1,944	81,184
Safran SA	7,274	639,629
Sanofi	23,268	2,046,040
Sartorius Stedim Biotech	489	98,190
Schneider Electric SE	11,295	973,877
SCOR SE	3,504	77,203
SEB SA	499	62,144
Societe BIC SA	519	28,958
Societe Generale SA	17,851	300,622
Sodexo SA	1,752	118,496
SOITEC (a)	422	30,468
Somfy SA	193	16,306
Sopra Steria Group	339	37,178
SPIE SA	2,634	26,459
Suez	7,905	80,458
Teleperformance	1,205	250,951
Television Francaise 1	2,437	13,322
Thales SA	2,178	182,534
Tikehau Capital SCA	912	21,415
TOTAL SA	53,300	2,069,729
Trigano SA	167	10,646
Ubisoft Entertainment SA (a)	2,172	160,105
Unibail-Rodamco-Westfield REIT (b)	2,902	164,178
Valeo SA	4,587	76,755
Vallourec SA (a)(b)	6,668	7,547
Veolia Environnement SA	10,862	232,110
Verallia SASU (c)	633	15,628
Vicat SA	365	9,252
Vinci SA	11,494	950,929
Vivendi SA	17,641	377,938
Wendel SA	571	45,611
Worldline SA (a)(c)	2,714	159,915
		26,281,983
GERMANY — 12.6%
1&1 Drillisch AG	907	18,909
Aareal Bank AG	1,228	20,474
Adidas AG	3,769	851,507
Adler Real Estate Tend (a)	732	6,890
See accompanying notes to financial statements.
62

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ADO Properties SA (c)	560	$ 12,658
AIXTRON SE (a)	2,318	20,363
Allianz SE	8,587	1,478,137
alstria office REIT-AG	3,248	46,473
Amadeus Fire AG	109	9,293
Aroundtown SA	24,902	124,432
Aurubis AG	690	28,618
BASF SE	18,800	890,008
Bayer AG	20,116	1,166,520
Bayerische Motoren Werke AG	6,712	346,990
Bayerische Motoren Werke AG Preference Shares	1,150	49,414
Bechtle AG	561	71,959
Beiersdorf AG	2,018	204,951
Bilfinger SE	460	7,753
Borussia Dortmund GmbH & Co. KGaA	1,147	6,846
Brenntag AG	3,169	117,633
CANCOM SE	642	27,501
Carl Zeiss Meditec AG	752	72,900
CECONOMY AG (a)	3,453	7,525
Commerzbank AG	20,412	74,101
CompuGroup Medical SE	453	27,810
Continental AG	2,280	164,139
Covestro AG (c)	3,184	97,368
CTS Eventim AG & Co. KGaA	1,122	50,697
Daimler AG	17,470	527,530
Delivery Hero SE (a)(c)	2,866	213,715
Deutsche Bank AG	43,681	286,088
Deutsche Boerse AG	3,884	532,715
Deutsche EuroShop AG	1,024	11,753
Deutsche Lufthansa AG	4,877	45,818
Deutsche Pfandbriefbank AG (c)	2,763	21,192
Deutsche Post AG	20,152	547,820
Deutsche Telekom AG	66,367	860,310
Deutsche Wohnen SE	6,880	262,029
Deutz AG	2,482	9,150
DMG Mori AG	387	17,176
Duerr AG	1,009	20,692
DWS Group GmbH & Co. KGaA (c)	636	15,730
E.ON SE	46,089	477,442
Encavis AG	1,980	20,096
Evonik Industries AG	3,414	71,436
Evotec SE (a)	2,507	56,199
See accompanying notes to financial statements.
63

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fielmann AG	491	$ 28,635
Fraport AG Frankfurt Airport Services Worldwide	761	30,812
Freenet AG	2,632	46,395
Fresenius Medical Care AG & Co. KGaA	4,284	282,977
Fresenius SE & Co. KGaA	8,616	320,771
Fuchs Petrolub SE Preference Shares	1,428	50,641
Fuchs Petrolub SE	655	20,986
GEA Group AG	3,035	62,357
Gerresheimer AG	581	36,848
Grand City Properties SA	2,126	44,696
GRENKE AG	562	33,145
Hamborner REIT AG	1,433	12,827
Hannover Rueck SE	1,231	176,944
Hapag-Lloyd AG (c)	260	20,312
HeidelbergCement AG	3,033	130,090
Hella GmbH & Co. KGaA	914	26,637
HelloFresh SE (a)	2,866	96,228
Henkel AG & Co. KGaA Preference Shares	3,747	300,954
Henkel AG & Co. KGaA	2,069	152,899
HOCHTIEF AG	459	30,470
HUGO BOSS AG	1,300	32,965
Hypoport AG (a)	87	25,536
Indus Holding AG	376	9,757
Infineon Technologies AG	25,546	376,448
Instone Real Estate Group AG (a)(c)	759	12,076
Jenoptik AG	1,047	17,117
Jungheinrich AG Preference Shares	983	15,046
K+S AG	3,927	22,872
KION Group AG	1,335	57,773
Kloeckner & Co. SE	1,526	5,603
Knorr-Bremse AG	991	87,903
Koenig & Bauer AG	288	5,499
Krones AG	312	16,699
KWS SAA t SE & Co. KGaA	205	10,459
Lanxess AG	1,606	64,179
LEG Immobilien AG	1,482	167,003
Leoni AG (a)	671	4,309
MAN SE	156	6,775
Merck KGaA	2,634	270,577
METRO AG	3,449	29,776
MorphoSys AG (a)	656	64,818
MTU Aero Engines AG	1,100	160,950
See accompanying notes to financial statements.
64

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,959	$ 597,729
Nemetschek SE	1,117	55,496
New Work SE	56	12,043
Nordex SE (a)	1,285	10,011
Norma Group SE	657	12,255
OSRAM Licht AG (a)	995	44,053
PATRIZIA AG	915	21,084
Pfeiffer Vacuum Technology AG	99	14,208
Porsche Automobil Holding SE Preference Shares	3,146	133,521
ProSiebenSat.1 Media SE	4,424	35,096
Puma SE	1,727	103,085
Rational AG	70	37,159
Rheinmetall AG	893	62,769
RIB Software SE	700	21,936
Rocket Internet SE (a)(c)	1,594	32,217
RWE AG	12,202	320,792
Salzgitter AG	786	9,323
SAP SE	22,424	2,529,368
Sartorius AG Preference Shares	703	171,398
Schaeffler AG Preference Shares	3,408	20,754
Scout24 AG (c)	2,070	124,354
Siemens AG	16,364	1,391,005
Siemens Healthineers AG (c)	3,076	121,657
Siltronic AG	426	31,907
Sixt SE	259	13,976
Sixt SE Preference Shares	340	13,337
Software AG	1,007	30,165
Stabilus SA	507	18,302
Stroeer SE & Co. KGaA	522	27,172
Suedzucker AG	1,379	19,776
Symrise AG	2,616	243,985
TAG Immobilien AG	3,011	59,601
Takkt AG	671	5,213
Talanx AG (a)	1,089	36,994
TeamViewer AG (a)	1,551	61,930
Telefonica Deutschland Holding AG	18,798	46,594
Thyssenkrupp AG (a)	8,044	42,084
TRATON SE (a)	1,180	16,495
TUI AG	9,052	40,721
Uniper SE	3,393	83,730
United Internet AG	2,090	61,620
Varta AG (a)	331	23,862
See accompanying notes to financial statements.
65

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Volkswagen AG	656	$ 87,383
Volkswagen AG Preference Shares	3,752	439,848
Vonovia SE	10,356	509,750
Wacker Chemie AG	361	18,027
Wacker Neuson SE	603	6,643
Washtec AG	266	10,551
Wirecard AG	2,407	276,389
Zalando SE (a)(c)	3,484	133,760
zooplus AG (a)	131	16,013
		21,625,665
GREECE — 0.0% (d)
Energean Oil & Gas PLC (a)	2,171	15,532
INDIA — 0.0% (d)
Rhi Magnesita NV	553	14,057
IRELAND — 1.0%
AIB Group PLC (a)	16,094	18,048
Bank of Ireland Group PLC	23,646	44,730
C&C Group PLC	6,588	16,076
Cairn Homes PLC	15,380	11,475
COSMO Pharmaceuticals NV (a)(b)	135	8,790
CRH PLC	16,192	441,502
Dalata Hotel Group PLC	3,788	10,310
Flutter Entertainment PLC	1,691	153,149
Glanbia PLC	4,161	45,063
Greencore Group PLC	9,157	18,729
Hibernia REIT PLC	14,193	16,539
Kerry Group PLC Class A	3,226	372,379
Kingspan Group PLC	3,195	170,728
Ryanair Holdings PLC ADR (a)	2,616	138,883
Smurfit Kappa Group PLC	4,540	128,125
UDG Healthcare PLC	5,270	41,266
		1,635,792
ITALY — 3.5%
A2A SpA	32,160	39,981
ACEA SpA	907	14,411
Amplifon SpA	2,561	52,604
Anima Holding SpA (c)	5,726	15,380
Arnoldo Mondadori Editore SpA (a)	2,509	3,623
Ascopiave SpA	1,350	4,985
Assicurazioni Generali SpA (b)	26,749	364,238
See accompanying notes to financial statements.
66

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ASTM SpA	1,443	$ 25,302
Atlantia SpA (b)	9,587	120,236
Autogrill SpA	2,607	12,152
Avio SpA	344	4,326
Azimut Holding SpA	2,226	32,192
Banca Farmafactoring SpA (c)	2,352	12,207
Banca Generali SpA	1,193	25,028
Banca IFIS SpA	550	5,371
Banca Mediolanum SpA	4,491	22,914
Banca Monte dei Paschi di Siena SpA (a)	7,433	9,241
Banca Popolare di Sondrio SCPA	9,306	14,081
Banco BPM SpA (a)	31,107	40,959
BPER Banca	7,491	23,015
Brembo SpA (b)	3,189	23,777
Brunello Cucinelli SpA	683	20,744
Buzzi Unicem SpA (e)	837	7,852
Buzzi Unicem SpA (e)	1,394	25,498
Cairo Communication SpA	1,373	2,371
Carel Industries SpA (c)	828	10,502
Cementir Holding NV	938	5,063
Cerved Group SpA	4,008	23,836
Credito Emiliano SpA	1,526	6,430
Credito Valtellinese SpA (a)	136,201	7,398
Danieli & C Officine Meccaniche SpA	750	5,324
Datalogic SpA (b)	256	3,000
Davide Campari-Milano SpA	9,793	70,382
De' Longhi SpA	1,318	22,040
DiaSorin SpA	536	70,987
doValue SpA (c)	823	5,102
Enav SpA (c)	5,200	22,891
Enel SpA	159,024	1,106,087
Eni SpA	52,901	535,181
ERG SpA	1,159	20,742
Falck Renewables SpA	2,394	12,551
Ferrari NV	2,500	388,289
Fila SpA	518	3,910
Fincantieri SpA (a)(b)	10,007	6,143
FinecoBank Banca Fineco SpA	12,500	113,703
Gruppo MutuiOnline SpA	508	8,495
Guala Closures SpA (a)	1,168	6,254
Hera SpA	16,004	57,387
Illimity Bank SpA	1,221	8,414
See accompanying notes to financial statements.
67

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
IMA Industria Macchine Automatiche SpA (b)	429	$ 25,089
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,108	4,559
Infrastrutture Wireless Italiane SpA (c)	4,918	53,315
Interpump Group SpA	1,757	42,375
Intesa Sanpaolo SpA	333,694	544,971
Iren SpA	13,422	33,136
Italgas SpA	10,044	54,983
Italmobiliare SpA	445	11,670
Juventus Football Club SpA (a)(b)	5,424	4,650
Leonardo SpA	8,284	55,192
Maire Tecnimont SpA (b)	3,308	5,245
MARR SpA	677	9,553
Mediaset SpA (a)(b)	6,553	13,949
Mediobanca Banca di Credito Finanziario SpA	12,972	71,566
Moncler SpA	3,953	144,393
Nexi SpA (a)(c)	5,164	67,190
OVS SpA (a)(c)	3,603	3,121
Piaggio & C SpA	3,667	6,558
Pirelli & C SpA (c)	7,831	28,055
Poste Italiane SpA (c)	9,584	81,184
Prysmian SpA	5,504	88,173
RAI Way SpA (c)	1,959	10,565
Recordati SpA	2,068	87,452
Reply SpA	422	25,791
Saipem SpA (a)	11,812	29,032
Salini Impregilo SpA (a)	2,559	3,274
Salvatore Ferragamo SpA (b)	1,007	13,370
Saras SpA	11,711	10,922
Sesa SpA	105	4,551
Snam SpA	42,905	197,914
Societa Cattolica di Assicurazioni SC	3,576	17,704
SOL SpA	747	8,057
Tamburi Investment Partners SpA	2,530	15,629
Technogym SpA (c)	2,278	14,997
Telecom Italia SpA (a)(e)	206,528	84,391
Telecom Italia SpA (e)	123,753	48,952
Terna Rete Elettrica Nazionale SpA	28,949	183,280
Tod's SpA (b)	256	8,567
UniCredit SpA	46,656	365,879
Unione di Banche Italiane SpA	19,159	50,600
Unipol Gruppo Finanziario SpA	8,886	30,557
UnipolSai Assicurazioni SpA	12,031	29,570
See accompanying notes to financial statements.
68

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Zignago Vetro SpA	479	$ 5,718
		6,038,298
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	2,896	73,075
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	5,313	23,137
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	228	12,725
LUXEMBOURG — 0.2%
APERAM SA	1,048	22,170
ArcelorMittal SA	13,136	124,835
B&S Group Sarl (c)	512	2,270
Eurofins Scientific SE (b)	236	116,787
Kernel Holding SA	1,011	8,032
RTL Group SA	791	26,663
SES SA	7,873	46,200
Tenaris SA	9,586	58,692
		405,649
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	1,073	1,698
Kindred Group PLC SDR	4,723	17,662
		19,360
MEXICO — 0.0% (d)
Fresnillo PLC	3,784	31,286
NETHERLANDS — 6.7%
Aalberts NV	1,970	46,777
ABN AMRO Bank NV (c)	9,669	79,400
Adyen NV (a)(c)	526	444,755
Aegon NV	37,292	94,686
Akzo Nobel NV	4,126	271,681
Altice Europe NV (a)	11,777	45,629
AMG Advanced Metallurgical Group NV (b)	643	9,101
Arcadis NV	1,523	24,231
Argenx SE (a)	929	125,379
ASM International NV	999	100,123
ASML Holding NV	8,721	2,320,033
ASR Nederland NV	2,896	72,959
Basic-Fit NV (a)(c)	705	11,774
BE Semiconductor Industries NV	1,560	47,586
See accompanying notes to financial statements.
69

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Boskalis Westminster (b)	1,656	$ 29,881
Corbion NV	1,217	36,135
Euronext NV (c)	1,094	81,387
EXOR NV	2,322	119,747
Flow Traders (c)	744	22,254
GrandVision NV (b)(c)	1,217	33,304
Heineken Holding NV (b)	2,058	157,731
Heineken NV (b)	4,970	415,326
IMCD NV	1,082	76,873
ING Groep NV	81,118	425,586
Intertrust NV (c)	1,854	23,171
Just Eat Takeaway (a)(c)	1,125	84,804
Just Eat Takeaway (a)(c)	1,088	81,753
Koninklijke Ahold Delhaize NV	22,494	525,347
Koninklijke DSM NV	3,703	420,533
Koninklijke KPN NV	72,410	172,887
Koninklijke Philips NV	18,341	742,902
Koninklijke Vopak NV	1,359	70,711
NN Group NV	6,614	178,527
OCI NV (a)	1,718	20,660
Prosus NV (a)	9,086	629,581
Randstad NV	2,439	86,093
Royal Dutch Shell PLC Class B	76,867	1,296,042
Royal Dutch Shell PLC Class A (b)	84,392	1,509,181
SBM Offshore NV	3,363	44,428
Signify NV (c)	2,867	55,649
TKH Group NV	830	23,114
TomTom NV	1,519	11,867
VEON, Ltd.	12,671	18,561
Wolters Kluwer NV	5,569	392,177
		11,480,326
NORWAY — 1.1%
ABG Sundal Collier Holding ASA (b)	8,863	2,600
AF Gruppen ASA	1,131	15,725
Akastor ASA (a)	2,884	1,083
Aker ASA Class A	504	11,308
Aker BP ASA	2,220	28,033
Aker Solutions ASA (a)(b)	2,968	1,559
American Shipping Co. ASA	1,008	1,851
Arcus ASA (c)	671	1,974
Arendals Fossekompani A/S	9	2,057
Atea ASA	1,686	14,145
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Austevoll Seafood ASA	1,851	$ 13,026
Avance Gas Holding, Ltd. (c)	961	1,949
Axactor SE (a)(b)	2,389	1,399
B2Holding ASA	5,930	2,036
Bonheur ASA	438	6,298
Borregaard ASA	1,944	17,920
Bouvet ASA	186	5,757
BW Offshore, Ltd. (a)	1,901	3,282
Crayon Group Holding ASA (a)(c)	667	3,017
Data Respons ASA	1,211	5,535
DNB ASA	19,091	212,253
DNO ASA (b)	13,250	3,681
Elkem ASA (c)	4,992	6,275
Entra ASA (c)	2,906	34,315
Equinor ASA	23,080	288,253
Europris ASA (c)	3,431	9,933
Fjord1 ASA (c)	837	2,790
Fjordkraft Holding ASA (c)	1,317	8,528
Frontline, Ltd.	1,694	16,648
Gjensidige Forsikring ASA	3,873	65,669
Grieg Seafood ASA	1,015	9,347
Hexagon Composites ASA (a)	2,262	5,385
Hoegh LNG Holdings, Ltd.	886	898
Kitron ASA	3,434	2,806
Komplett Bank ASA (a)	2,791	1,119
Kongsberg Gruppen ASA	1,849	22,978
Kvaerner ASA (a)(b)	2,383	1,432
Leroy Seafood Group ASA	5,789	28,192
Magseis Fairfield ASA (a)	3,114	253
Medistim ASA	238	3,626
Mowi ASA	9,100	137,484
MPC Container Ships A/S (a)	1,102	1,154
Multiconsult ASA (c)	432	1,790
NEL ASA (a)	24,991	24,632
Nordic Nanovector ASA (a)	1,014	1,265
Nordic Semiconductor ASA (a)	3,329	14,640
Norsk Hydro ASA	27,923	60,148
Norway Royal Salmon ASA	487	9,646
Norwegian Air Shuttle ASA (a)(b)	2,321	1,998
Norwegian Energy Co. ASA (a)	467	5,764
Norwegian Finans Holding ASA (a)	3,161	12,709
Norwegian Property ASA	3,359	3,359
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NRC Group ASA (a)	800	$ 2,034
Ocean Yield ASA (b)	1,256	2,799
Odfjell Drilling, Ltd. (a)	1,944	1,420
Olav Thon Eiendomsselskap ASA	616	6,629
Orkla ASA	15,314	129,821
Otello Corp. ASA (a)	2,485	2,816
Panoro Energy ASA (a)	1,313	689
Pareto Bank ASA	846	2,288
PGS ASA (a)	7,283	2,115
Protector Forsikring ASA (a)	1,426	3,229
Salmar ASA	1,105	36,556
Sandnes Sparebank	403	2,168
Sbanken ASA (c)	1,645	7,958
Scatec Solar ASA (b)(c)	1,711	21,524
Schibsted ASA Class A	1,639	31,021
Schibsted ASA Class B	2,073	36,758
Self Storage Group ASA (a)	1,304	3,005
Selvaag Bolig ASA	894	3,942
SpareBank 1 B.V.	792	2,647
SpareBank 1 Nord Norge	2,062	10,230
SpareBank 1 Oestlandet	899	6,421
SpareBank 1 SMN (b)	2,661	17,130
SpareBank 1 SR-Bank ASA	3,767	21,237
Sparebanken More	169	4,136
Sparebanken Vest	917	4,296
Stolt-Nielsen, Ltd.	492	3,945
Storebrand ASA	9,601	38,172
Telenor ASA	13,314	192,591
TGS Nopec Geophysical Co. ASA	2,438	27,117
Tomra Systems ASA	2,237	62,076
Veidekke ASA	2,245	18,632
Wallenius Wilhelmsen ASA	2,112	2,009
Wilh Wilhelmsen Holding ASA Class A	284	2,759
Wilh Wilhelmsen Holding ASA Class B	198	1,859
XXL ASA (a)(b)(c)	2,203	986
Yara International ASA	3,569	111,920
		1,964,459
POLAND — 0.6%
11 bit studios SA (a)	41	3,554
AB SA (a)	267	1,186
Ac SA	173	1,624
Agora SA	738	1,279
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Alior Bank SA (a)	1,821	$ 5,647
Alumetal SA	213	1,774
Ambra SA	202	710
Amica SA	108	2,192
Apator SA	521	2,032
Asseco Business Solutions SA	369	2,754
Asseco Poland SA	1,541	21,519
Asseco South Eastern Europe SA	520	3,405
Atal SA	133	836
Atrium European Real Estate, Ltd.	3,097	9,209
Auto Partner SA	1,348	1,217
Bank Handlowy w Warszawie SA	671	6,785
Bank Millennium SA (a)	12,431	9,643
Bank Ochrony Srodowiska SA (a)	697	727
Bank Polska Kasa Opieki SA	3,283	44,374
Benefit Systems SA (a)	31	5,299
Bioton SA (a)	780	616
BNP PARIBAS BANK POLSKA SA (a)	340	3,954
Boryszew SA (a)	1,563	1,407
Budimex SA	237	9,004
CCC SA	620	4,475
CD Projekt SA	1,384	96,332
Celon Pharma SA	306	2,556
Ciech SA (a)	531	3,452
ComArch SA	97	4,344
Comp SA (a)	88	1,284
Cyfrowy Polsat SA	5,599	32,110
Datawalk SA (a)	68	584
Develia SA (a)	9,191	4,187
Dino Polska SA (a)(c)	983	38,364
Dom Development SA	166	2,878
Echo Investment SA	3,716	3,480
Elemental Holding SA (a)	2,104	642
Enea SA (a)	4,399	5,014
Energa SA (a)	4,120	6,844
Enter Air SA	172	712
Eurocash SA	1,610	6,590
Fabryki Mebli Forte SA (a)	290	782
Famur SA	6,218	3,361
Ferro SA	360	1,101
Firma Oponiarska Debica SA	37	624
Getin Holding SA (a)	1,756	449
See accompanying notes to financial statements.
73

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Getin Noble Bank SA (a)	7,982	$ 442
Globe Trade Centre SA	3,836	5,874
Grupa Azoty SA (a)	968	4,824
Grupa Kety SA	198	15,112
Grupa Lotos SA	1,776	22,175
ING Bank Slaski SA	669	23,967
Inter Cars SA	186	6,493
Jastrzebska Spolka Weglowa SA	1,082	3,241
KGHM Polska Miedz SA (a)	2,804	40,384
KRUK SA	348	5,488
LiveChat Software SA	281	2,852
LPP SA	29	36,516
Lubelski Wegiel Bogdanka SA	239	1,030
Mabion SA (a)	170	794
Mangata Holding SA	46	554
mBank SA (a)	265	14,151
MCI Capital SA (a)	320	622
Medicalgorithmics SA (a)	68	336
Mennica Polska SA	471	2,211
MLP Group SA	124	1,582
Netia SA (a)	1,946	1,851
Neuca SA	29	2,905
NEWAG SA	445	2,132
Orange Polska SA (a)	13,291	18,992
Orbis SA (a)	142	3,812
PCC Rokita SA	67	484
PGE Polska Grupa Energetyczna SA (a)	16,358	14,993
PKP Cargo SA	618	1,527
PLAY Communications SA (c)	2,128	15,001
PlayWay SA	27	1,992
Polenergia SA (a)	301	1,812
Polimex-Mostostal SA (a)	1,377	436
Polnord SA (a)	448	376
Polski Bank Komorek Macierzystych SA (a)	85	1,207
Polski Koncern Naftowy ORLEN SA	6,364	85,344
Polskie Gornictwo Naftowe i Gazownictwo SA	33,357	27,627
Powszechna Kasa Oszczednosci Bank Polski SA	18,112	98,638
Powszechny Zaklad Ubezpieczen SA	11,664	87,982
Poznanska Korporacja Budowlana Pekabex SA	202	357
Rainbow Tours SA (a)	148	374
Sanok Rubber Co. SA	493	1,092
Santander Bank Polska SA	681	28,447
See accompanying notes to financial statements.
74

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Selvita SA (a)(e)	183	$ 1,961
Selvita SA (a)(e)	177	1,351
Sniezka SA	100	1,709
Stalexport Autostrady SA	1,971	1,167
Stalprodukt SA	43	1,282
Tauron Polska Energia SA (a)	21,428	5,768
TEN Square Games SA	59	4,020
Vigo System SA (a)	8	670
Vistula Group SA (a)	3,695	1,646
Warsaw Stock Exchange	559	4,643
Wawel SA	13	1,940
Wielton SA	489	377
Wirtualna Polska Holding SA	365	4,745
Zaklady Tluszczowe Kruszwica SA	49	597
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	128	835
Zespol Elektrowni Patnow Adamow Konin SA (a)	506	892
		980,544
PORTUGAL — 0.3%
Altri SGPS SA	1,725	6,856
Banco Comercial Portugues SA Class R	165,259	18,586
Corticeira Amorim SGPS SA	783	7,105
CTT-Correios de Portugal SA	2,680	6,716
EDP - Energias de Portugal SA	52,202	209,525
Galp Energia SGPS SA	10,077	114,938
Jeronimo Martins SGPS SA	5,019	90,537
Mota-Engil SGPS SA (b)	1,723	2,080
Navigator Co. SA	4,513	10,686
NOS SGPS SA	5,060	16,945
REN - Redes Energeticas Nacionais SGPS SA	7,216	18,369
Semapa-Sociedade de Investimento e Gestao	465	3,954
Sonae SGPS SA	19,427	12,566
		518,863
RUSSIA — 0.1%
Evraz PLC	11,955	34,331
Polymetal International PLC	5,229	89,443
		123,774
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (c)	1,545	4,649
SOUTH AFRICA — 0.3%
Anglo American PLC	25,000	439,066
See accompanying notes to financial statements.
75

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Investec PLC	13,302	$ 25,054
Old Mutual, Ltd.	88,229	57,041
		521,161
SPAIN — 4.1%
Acciona SA	438	46,786
Acerinox SA	3,095	21,096
ACS Actividades de Construccion y Servicios SA	5,726	111,929
Aedas Homes SA (a)(c)	420	8,065
Aena SME SA (c)	1,510	164,890
Almirall SA	1,209	13,982
Amadeus IT Group SA	9,003	426,753
AmRest Holdings SE (a)	1,484	6,610
Applus Services SA	2,938	18,859
Banco Bilbao Vizcaya Argentaria SA	136,254	435,881
Banco de Sabadell SA	117,265	60,346
Banco Santander SA	341,707	831,613
Bankia SA (b)	24,087	26,905
Bankinter SA	13,254	48,632
Befesa SA (c)	701	20,460
Bolsas y Mercados Espanoles SHMSF SA	1,553	56,335
CaixaBank SA	73,681	137,439
Cellnex Telecom SA (c)	5,175	235,364
Cia de Distribucion Integral Logista Holdings SA	1,360	21,772
CIE Automotive SA	1,128	17,402
Construcciones y Auxiliar de Ferrocarriles SA	395	12,244
Corp. Financiera Alba SA	337	12,850
Ebro Foods SA	1,269	25,913
EDP Renovaveis SA	3,120	37,589
Elecnor SA	844	6,760
Enagas SA	4,659	92,503
Ence Energia y Celulosa SA (b)	2,933	8,046
Endesa SA	6,502	138,905
Euskaltel SA (c)	1,766	13,060
Faes Farma SA	5,874	22,848
Ferrovial SA	10,735	257,606
Fomento de Construcciones y Contratas SA	2,307	18,783
Gestamp Automocion SA (c)	3,571	9,106
Global Dominion Access SA (a)(c)	2,497	6,863
Grifols SA	6,054	205,925
Grifols SA Class B, Preference Shares	5,370	107,003
Grupo Catalana Occidente SA	934	18,877
Iberdrola SA	120,819	1,190,997
See accompanying notes to financial statements.
76

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Indra Sistemas SA (a)	2,532	$ 20,837
Industria de Diseno Textil SA	22,723	589,911
Inmobiliaria Colonial Socimi SA REIT	5,553	52,613
Lar Espana Real Estate Socimi SA REIT	1,580	6,978
Liberbank SA	40,312	6,042
Mapfre SA	20,407	34,853
Masmovil Ibercom SA (a)	2,214	34,739
Mediaset Espana Comunicacion SA	3,248	12,032
Melia Hotels International SA	2,497	10,631
Merlin Properties Socimi SA REIT	7,497	56,513
Naturgy Energy Group SA	6,738	119,143
Neinor Homes SA (a)(c)	1,182	9,124
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,401
Pharma Mar SA (a)	3,262	15,591
Prosegur Cash SA (c)	8,466	8,137
Prosegur Cia de Seguridad SA	5,249	13,178
Red Electrica Corp. SA	8,885	159,544
Repsol SA	29,396	268,747
Sacyr SA	7,645	11,677
Siemens Gamesa Renewable Energy SA	4,609	69,436
Tecnicas Reunidas SA (a)	720	9,251
Telefonica SA	97,146	444,868
Unicaja Banco SA (c)	16,637	9,675
Vidrala SA	438	38,928
Viscofan SA	725	39,648
Zardoya Otis SA	3,700	24,968
		6,988,462
SWEDEN — 5.3%
AAK AB	3,590	58,664
AcadeMedia AB (c)	1,708	8,421
Adapteo Oyj (a)	919	7,884
AddLife AB Class B	562	16,280
AddNode Group AB	632	9,313
AddTech AB Class B	1,336	32,970
AF POYRY AB	2,105	32,358
Ahlstrom-Munksjo Oyj	1,642	20,107
Alfa Laval AB	6,104	106,121
Alimak Group AB (c)	726	6,419
Ambea AB (c)	968	4,270
Arjo AB Class B	4,196	20,938
Assa Abloy AB Class B	20,236	383,368
Atlas Copco AB Class A	13,160	443,506
See accompanying notes to financial statements.
77

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class B	8,013	$ 236,968
Atrium Ljungberg AB Class B	999	15,609
Attendo AB (c)	2,367	9,771
Avanza Bank Holding AB	2,478	20,709
Axfood AB	2,151	43,898
Beijer Alma AB	897	7,487
Beijer Ref AB	1,459	26,330
Bergman & Beving AB	500	2,538
Betsson AB	2,510	10,118
Bilia AB Class A	1,857	11,489
BillerudKorsnas AB	3,631	39,763
BioArctic AB (c)	739	4,587
BioGaia AB Class B	340	14,413
Biotage AB	1,340	13,484
Boliden AB	5,619	102,822
Bonava AB Class B	1,751	7,585
Boozt AB (a)(b)(c)	961	3,880
Bravida Holding AB (c)	4,161	29,461
Bufab AB	556	4,282
Bure Equity AB	972	15,422
Bygghemma Group First AB (a)	787	4,885
Castellum AB	5,270	89,361
Catena AB	462	13,500
Cellavision AB	383	9,471
Clas Ohlson AB Class B	853	6,203
Cloetta AB Class B	4,204	9,980
CLX Communications AB (a)	680	26,904
Collector AB (a)(b)	1,064	1,675
Collector AB BTA (a)	1,087	1,712
Coor Service Management Holding AB (c)	1,969	9,649
Corem Property Group AB	3,068	6,069
Dios Fastigheter AB	1,769	11,838
Dometic Group AB (c)	6,071	27,157
Duni AB	675	5,375
Dustin Group AB (c)	1,349	6,399
Electrolux AB Class B	4,726	59,053
Elekta AB Class B (b)	7,567	62,780
Eltel AB (a)(c)	2,030	3,225
Eolus Vind AB Class B	281	3,029
Epiroc AB Class A	12,911	128,306
Epiroc AB Class B	8,005	79,519
EQT AB (a)(b)	12,827	153,416
See accompanying notes to financial statements.
78

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Essity AB Class A	428	$ 13,089
Essity AB Class B	13,033	402,525
Evolution Gaming Group AB (c)	2,559	87,300
Fabege AB	5,760	74,008
Fagerhult AB	1,833	7,234
Fastighets AB Balder Class B (a)	2,014	72,570
FastPartner AB	1,048	7,658
Fingerprint Cards AB Class B (a)	6,321	8,396
Getinge AB Class B	4,470	86,037
Granges AB	1,552	7,707
Haldex AB (b)	754	1,944
Hansa Biopharma AB (a)	705	5,543
Heba Fastighets AB Class B	757	6,403
Hennes & Mauritz AB Class B	16,356	211,307
Hexagon AB Class B	5,918	253,261
Hexpol AB	5,337	32,105
HIQ International AB	1,145	4,132
HMS Networks AB	581	7,213
Hoist Finance AB (a)(b)(c)	1,737	4,323
Holmen AB Class B	2,101	57,849
Hufvudstaden AB Class A	2,425	33,214
Husqvarna AB Class A	516	2,614
Husqvarna AB Class B	8,513	42,910
IAR Systems Group AB	280	3,290
ICA Gruppen AB (b)	1,899	80,099
Immunovia AB (a)	333	4,329
Industrivarden AB Class A	3,475	67,903
Industrivarden AB Class C	3,432	67,166
Indutrade AB	1,818	49,543
Infant Bacterial Therapeutics AB (a)	221	1,838
Instalco Intressenter AB	921	10,486
Intrum AB (b)	1,376	18,381
Investment AB Latour Class B	2,821	40,317
Investment AB Oresund	718	7,827
Investor AB Class A	3,242	147,576
Investor AB Class B	9,302	429,156
INVISIO Communications AB	750	7,979
Inwido AB	1,189	6,864
JM AB	1,137	19,813
Karnov Group AB (a)	1,554	8,078
Karo Pharma AB (a)(b)	1,147	5,265
Kinnevik AB Class B	4,965	82,736
See accompanying notes to financial statements.
79

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Klovern AB Preference Shares	338	$ 9,620
Klovern AB Class B	10,185	15,194
KNOW IT AB	393	5,395
Kungsleden AB	3,831	29,000
L E Lundbergforetagen AB Class B	1,513	62,183
Lagercrantz Group AB Class B	1,359	15,884
LeoVegas AB (c)	1,806	5,206
Lifco AB Class B	930	34,261
Lindab International AB	1,611	12,520
Loomis AB Class B	1,547	31,541
Lundin Petroleum AB	3,910	75,179
Medicover AB Class B (a)	1,042	8,940
Mekonomen AB (a)	849	3,801
Midsona AB Class B	976	4,413
MIPS AB	495	11,191
Modern Times Group MTG AB Class B (a)	1,379	10,842
Momentum Group AB Class B	557	3,795
Munters Group AB (a)(c)	1,860	5,238
Mycronic AB	1,446	17,674
NCC AB Class B	1,778	23,383
NetEnt AB	4,241	10,594
New Wave Group AB Class B	897	2,481
Nibe Industrier AB Class B	7,058	103,009
Nobia AB	2,282	8,144
Nobina AB (c)	1,814	9,905
Nolato AB Class B	389	17,645
Nordic Entertainment Group AB Class B	1,251	26,440
Nordic Waterproofing Holding A/S (c)	496	3,760
Nyfosa AB (a)	3,445	17,420
OEM International AB Class B	296	5,811
Oncopeptides AB (a)(b)(c)	661	7,285
Pandox AB	1,717	14,211
Peab AB Class B	4,262	30,822
Platzer Fastigheter Holding AB Class B	1,274	9,091
Ratos AB Class B	4,333	9,053
RaySearch Laboratories AB (a)	532	3,093
Recipharm AB Class B	949	9,770
Resurs Holding AB (c)	2,916	10,042
Saab AB Class B	1,698	32,725
Sagax AB Class B	2,994	30,219
Sagax AB Class D	2,100	5,712
Samhallsbyggnadsbolaget i Norden AB (e)	19,226	36,870
See accompanying notes to financial statements.
80

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (e)	1,600	$ 3,908
Sandvik AB	22,390	319,205
SAS AB (a)(b)	5,060	4,482
Scandi Standard AB	1,232	7,473
Scandic Hotels Group AB (c)	1,400	4,217
Sectra AB Class B	588	22,315
Securitas AB Class B	6,587	71,437
Skandinaviska Enskilda Banken AB Class A	33,861	229,597
Skanska AB Class B (a)(b)	7,758	118,589
SKF AB Class A	286	3,949
SKF AB Class B	7,736	106,736
SkiStar AB	852	6,561
SSAB AB Class A (b)	4,892	11,253
SSAB AB Class B (b)	12,777	28,333
Svenska Cellulosa AB SCA Class B	12,222	123,914
Svenska Handelsbanken AB Class A (a)	31,998	268,510
Svenska Handelsbanken AB Class B	723	6,575
Sweco AB Class B	1,414	40,475
Swedbank AB Class A	19,079	213,461
Swedish Match AB	3,490	200,079
Swedish Orphan Biovitrum AB (a)	3,902	66,558
Systemair AB	262	3,213
Tele2 AB Class B	10,246	137,955
Telefonaktiebolaget LM Ericsson Class A	1,229	10,048
Telefonaktiebolaget LM Ericsson Class B	62,746	513,357
Telia Co. AB (b)	53,235	191,819
Tethys Oil AB	740	3,566
Thule Group AB (c)	2,115	36,888
Tobii AB (a)(b)	2,001	5,211
Trelleborg AB Class B	4,977	53,926
Troax Group AB	792	7,338
VBG Group AB Class B	361	4,190
Vitec Software Group AB Class B	558	10,081
Vitrolife AB	1,254	18,137
Volvo AB Class A	4,317	51,938
Volvo AB Class B	33,743	406,985
Wallenstam AB Class B	4,229	48,233
Wihlborgs Fastigheter AB	2,828	39,476
Xvivo Perfusion AB (a)	428	4,281
		9,172,360
SWITZERLAND — 16.4%
ABB, Ltd.	36,984	650,006
See accompanying notes to financial statements.
81

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Adecco Group AG	3,356	$ 132,291
Alcon, Inc. (a)	10,213	520,704
Allreal Holding AG	293	54,206
ALSO Holding AG	128	20,267
Aryzta AG (a)	20,391	7,334
Baloise Holding AG	1,003	131,549
Banque Cantonale Vaudoise	55	45,135
Barry Callebaut AG	57	114,289
Belimo Holding AG	12	77,639
Bell Food Group AG	43	11,155
Berner Kantonalbank AG	73	15,844
BKW AG	408	33,482
Bossard Holding AG Class A	122	14,122
Bucher Industries AG	135	35,831
Burckhardt Compression Holding AG	59	11,732
Cembra Money Bank AG	618	56,974
Chocoladefabriken Lindt & Spruengli AG (e)	22	185,427
Chocoladefabriken Lindt & Spruengli AG (e)	2	174,461
Cie Financiere Richemont SA	10,674	585,357
Clariant AG	5,064	85,128
Coca-Cola HBC AG	4,194	90,330
Conzzeta AG	32	25,698
Credit Suisse Group AG	49,643	410,464
Daetwyler Holding AG	155	24,927
DKSH Holding AG	732	36,330
dormakaba Holding AG	60	26,678
Dufry AG	530	16,477
Emmi AG	43	39,242
EMS-Chemie Holding AG	173	108,801
Fenix Outdoor International AG	111	7,025
Flughafen Zurich AG	387	43,598
Forbo Holding AG	25	30,257
Galenica AG (c)	1,025	69,919
Geberit AG	756	332,857
Georg Fischer AG	84	58,081
Givaudan SA	162	501,462
Glencore PLC	223,890	343,684
Helvetia Holding AG	673	57,941
Huber + Suhner AG	391	24,489
Idorsia, Ltd. (a)	1,682	43,808
Inficon Holding AG	36	23,441
Interroll Holding AG	13	21,498
See accompanying notes to financial statements.
82

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
IWG PLC	13,944	$ 29,808
Julius Baer Group, Ltd.	4,592	156,761
Jungfraubahn Holding AG	93	11,573
Kardex AG	122	17,022
Komax Holding AG (b)	74	11,595
Kongsberg Automotive ASA (a)	7,304	1,220
Kuehne + Nagel International AG	1,149	157,764
LafargeHolcim, Ltd.	10,595	387,204
Landis+Gyr Group AG	454	31,250
Logitech International SA	3,557	153,816
Lonza Group AG	1,523	633,095
Luzerner Kantonalbank AG	69	27,884
Mediclinic International PLC	7,192	24,024
Mobimo Holding AG	134	37,463
Nestle SA	61,008	6,270,731
Novartis AG	49,209	4,061,122
OC Oerlikon Corp. AG	4,088	32,787
Pargesa Holding SA	781	51,781
Partners Group Holding AG	393	271,978
PSP Swiss Property AG	843	105,163
Roche Holding AG Bearer Shares	546	175,050
Roche Holding AG	14,402	4,674,640
Schindler Holding AG (e)	837	183,741
Schindler Holding AG (e)	396	83,657
Schweiter Technologies AG	18	17,469
SFS Group AG	345	25,673
SGS SA	129	298,918
Siegfried Holding AG	88	35,471
SIG Combibloc Group AG	4,871	72,898
Sika AG	2,584	427,173
Sonova Holding AG	1,130	203,681
St Galler Kantonalbank AG	58	24,038
STADLER RAIL AG (a)(b)	891	41,163
STMicroelectronics NV	13,462	293,577
Straumann Holding AG	235	175,215
Sulzer AG	362	22,860
Sunrise Communications Group AG (c)	648	52,172
Swatch Group AG (e)	581	116,164
Swatch Group AG (e)	1,287	50,653
Swiss Life Holding AG	649	220,950
Swiss Prime Site AG	1,559	152,669
Swiss Re AG	6,020	463,905
See accompanying notes to financial statements.
83

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Swisscom AG (b)	519	$ 279,039
Tecan Group AG	211	63,329
Temenos AG	1,334	174,962
u-blox Holding AG	143	8,786
UBS Group AG	73,220	684,562
Valiant Holding AG	326	26,146
Valora Holding AG (a)	71	12,460
VAT Group AG (c)	552	76,449
Vifor Pharma AG	891	123,168
Vontobel Holding AG	577	28,386
VZ Holding AG	67	22,436
Wizz Air Holdings PLC (a)(c)	749	21,426
Zuger Kantonalbank AG	3	19,348
Zurich Insurance Group AG	3,063	1,087,111
		28,213,326
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC	15,903	27,311
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	1,727	828
Network International Holdings PLC (a)(c)	8,176	39,487
NMC Health PLC (g)	1,897	5,518
RAK Petroleum PLC (a)	3,114	1,186
Shelf Drilling, Ltd. (a)(c)	2,829	1,374
		48,393
UNITED KINGDOM — 22.9%
3i Group PLC	19,975	196,212
4imprint Group PLC	578	13,832
A.G. Barr PLC	1,978	11,822
Admiral Group PLC	4,792	132,503
Aggreko PLC	5,257	31,771
Airtel Africa PLC	17,292	8,817
AJ Bell PLC	5,008	19,281
Amedeo Air Four Plus, Ltd.	13,188	6,377
Ascential PLC (c)	8,270	25,308
Ashmore Group PLC	9,098	40,251
Ashtead Group PLC	9,264	202,801
Associated British Foods PLC	7,394	166,311
Assura PLC REIT	49,399	51,146
Aston Martin Lagonda Global Holdings PLC (a)(c)	1,736	4,269
AstraZeneca PLC	26,887	2,405,709
Auto Trader Group PLC (c)	19,109	104,041
See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Avast PLC (c)	14,162	$ 69,082
AVEVA Group PLC	1,317	57,057
Aviva PLC	82,185	273,616
Avon Rubber PLC	578	16,520
B&M European Value Retail SA (b)	17,464	59,723
Babcock International Group PLC	5,188	24,651
BAE Systems PLC	65,490	423,724
Balfour Beatty PLC	14,160	38,030
Bank of Georgia Group PLC	808	9,167
Barclays PLC	339,078	395,676
Barratt Developments PLC	20,898	114,274
Beazley PLC	10,876	52,675
Bellway PLC	2,529	67,609
Berkeley Group Holdings PLC	2,361	105,830
Biffa PLC (c)	4,599	10,253
Big Yellow Group PLC REIT	3,432	42,725
Bodycote PLC	3,935	27,543
BP PLC	414,846	1,770,525
Brewin Dolphin Holdings PLC	6,222	16,896
British American Tobacco PLC	46,991	1,607,573
British Land Co. PLC REIT	18,340	76,454
Britvic PLC	5,453	47,432
BT Group PLC	184,051	269,064
Bunzl PLC	6,913	139,677
Burberry Group PLC	8,448	138,743
Cairn Energy PLC (a)	12,103	11,615
Capita PLC (a)	34,312	13,917
Capital & Counties Properties PLC REIT	13,501	27,773
Centrica PLC	119,685	56,512
Chemring Group PLC	5,789	14,392
Cineworld Group PLC	20,278	12,479
Clarkson PLC	582	16,670
Close Brothers Group PLC	3,119	43,779
CNH Industrial NV	20,479	117,207
Coats Group PLC	29,639	15,612
Compass Group PLC	32,497	509,324
Computacenter PLC	1,992	35,321
Concentric AB	805	7,873
ConvaTec Group PLC (c)	28,846	66,707
Countryside Properties PLC (c)	9,240	32,653
Cranswick PLC	1,066	48,880
Crest Nicholson Holdings PLC	5,272	11,472
See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Croda International PLC	2,706	$ 143,339
Daily Mail & General Trust PLC Class A	3,117	26,359
DCC PLC	2,084	131,787
Dechra Pharmaceuticals PLC	2,108	61,477
Derwent London PLC REIT	2,179	88,351
Diageo PLC	47,871	1,535,286
Dialog Semiconductor PLC (a)	1,341	36,256
Diploma PLC	2,321	46,450
Direct Line Insurance Group PLC	28,225	103,558
Dixons Carphone PLC	21,482	20,798
Domino's Pizza Group PLC	9,491	33,422
Drax Group PLC	8,420	16,047
DS Smith PLC	26,713	91,220
Dunelm Group PLC	2,029	17,775
easyJet PLC	4,078	28,873
Electrocomponents PLC	9,149	58,559
Elementis PLC	11,914	7,239
Empiric Student Property PLC REIT	12,376	10,143
Equiniti Group PLC (c)	7,484	16,425
Essentra PLC	5,422	17,668
Euromoney Institutional Investor PLC	2,239	22,488
Experian PLC	18,600	519,150
FDM Group Holdings PLC	1,900	17,410
Ferrexpo PLC	6,006	8,791
Fiat Chrysler Automobiles NV	23,546	169,793
Firstgroup PLC (a)	24,948	15,606
Forterra PLC (c)	4,117	9,015
Frasers Group PLC (a)	4,665	10,562
Future PLC	1,693	20,992
G4S PLC	31,854	36,456
Games Workshop Group PLC	668	35,865
Genus PLC	1,337	54,045
GlaxoSmithKline PLC	103,209	1,938,294
Go-Ahead Group PLC	886	9,080
Grafton Group PLC	4,444	29,260
Grainger PLC	12,600	40,496
Great Portland Estates PLC REIT	4,862	41,067
Greggs PLC	2,072	41,466
GVC Holdings PLC	11,946	83,098
Halfords Group PLC	4,085	3,535
Halma PLC	7,793	185,625
Hammerson PLC REIT	15,732	15,094
See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hargreaves Lansdown PLC	5,702	$ 97,993
Hastings Group Holdings PLC (c)	9,542	21,829
Hays PLC	30,059	42,937
Hill & Smith Holdings PLC	1,628	19,308
Hilton Food Group PLC	1,593	21,333
Hiscox, Ltd.	6,071	69,632
HomeServe PLC	6,041	79,250
Howden Joinery Group PLC	12,435	78,944
HSBC Holdings PLC	423,994	2,388,135
Hunting PLC	3,201	6,946
Ibstock PLC (c)	8,402	15,835
IG Group Holdings PLC	7,583	65,084
IMI PLC	5,879	54,483
Imperial Brands PLC	19,312	358,422
Inchcape PLC	8,394	45,088
Informa PLC	25,699	141,037
IntegraFin Holdings PLC	5,774	31,179
InterContinental Hotels Group PLC	3,857	168,128
Intermediate Capital Group PLC	6,041	67,153
International Consolidated Airlines Group SA	20,632	55,028
Intertek Group PLC	3,316	194,318
IP Group PLC (a)	20,614	12,806
ITE Group PLC	15,226	3,719
ITV PLC	72,860	59,644
J D Wetherspoon PLC	1,468	16,082
J Sainsbury PLC	35,523	92,674
James Fisher & Sons PLC	773	12,058
JD Sports Fashion PLC	8,497	48,223
John Laing Group PLC (c)	10,123	42,627
John Wood Group PLC	13,992	27,004
Johnson Matthey PLC	4,082	91,005
JPJ Group PLC (a)	1,789	16,238
Jupiter Fund Management PLC	9,393	23,294
Just Group PLC (a)	21,247	14,200
Kainos Group PLC	1,538	12,548
Kingfisher PLC	43,319	77,294
Lancashire Holdings, Ltd.	4,149	31,922
Land Securities Group PLC REIT	14,306	98,769
Legal & General Group PLC	125,307	301,193
Linde PLC	11,310	1,992,410
Liontrust Asset Management PLC	997	11,621
Lloyds Banking Group PLC	1,439,125	571,022
See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
London Stock Exchange Group PLC	6,438	$ 581,148
LondonMetric Property PLC REIT	17,244	37,610
LXI REIT PLC	10,775	14,536
M&G PLC (a)	54,056	75,472
Man Group PLC	31,654	48,885
Marks & Spencer Group PLC	40,035	49,264
Marshalls PLC	4,110	29,838
Marston's PLC	13,556	6,932
McCarthy & Stone PLC (c)	7,827	6,284
Meggitt PLC	15,949	57,410
Melrose Industries PLC	102,859	116,699
Metro Bank PLC (a)(b)	3,221	3,628
Micro Focus International PLC	6,972	34,580
Mitchells & Butlers PLC (a)	4,339	9,781
Mitie Group PLC	7,670	6,182
Mondi PLC	9,123	156,220
Moneysupermarket.com Group PLC	11,013	41,499
Morgan Advanced Materials PLC	5,858	13,445
Morgan Sindall Group PLC	764	11,368
National Express Group PLC	9,084	23,181
National Grid PLC	72,509	851,065
Next PLC	2,736	138,143
Northern Drilling, Ltd. (a)	1,336	445
Ocado Group PLC (a)	12,231	185,023
On the Beach Group PLC (c)	4,045	11,034
OneSavings Bank PLC	10,630	33,057
Oxford Instruments PLC	1,117	17,728
Pagegroup PLC	6,743	30,451
Paragon Banking Group PLC	5,370	22,133
Pearson PLC	16,051	109,981
Pennon Group PLC	8,633	116,197
Persimmon PLC	6,543	155,486
Petrofac, Ltd.	5,763	13,977
Pets at Home Group PLC	10,266	32,765
Phoenix Group Holdings PLC	14,810	115,067
Playtech PLC	6,349	13,360
Polypipe Group PLC	4,109	23,437
Premier Oil PLC (a)(b)	17,036	3,641
Primary Health Properties PLC REIT	23,330	46,458
Provident Financial PLC	5,204	14,009
Prudential PLC	53,199	683,058
PZ Cussons PLC	6,634	15,794
See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
QinetiQ Group PLC	11,737	$ 46,862
Quilter PLC (c)	35,360	51,737
Rathbone Brothers PLC	1,150	21,361
Reckitt Benckiser Group PLC	15,078	1,149,802
Redrow PLC	4,876	21,735
RELX PLC	40,543	870,699
Renishaw PLC	703	27,580
Rentokil Initial PLC	37,966	182,561
Restaurant Group PLC	10,090	5,255
Rightmove PLC	18,468	111,612
Rio Tinto PLC	22,162	1,021,835
Rolls-Royce Holdings PLC	40,429	170,743
Rotork PLC	17,904	47,752
Royal Bank of Scotland Group PLC	94,129	131,772
Royal Mail PLC	20,529	31,870
RSA Insurance Group PLC	21,179	110,401
S4 Capital PLC (a)	6,680	12,590
Sabre Insurance Group PLC (c)	5,131	18,450
Safestore Holdings PLC REIT	4,322	34,325
Saga PLC	23,036	4,844
Sage Group PLC	23,008	168,833
Sanne Group PLC	2,992	22,927
Savills PLC	2,938	30,055
Schroders PLC	2,413	74,321
Schroders PLC	1,042	27,391
SDL PLC	1,861	9,115
Seadrill, Ltd. (a)	1,498	715
Segro PLC REIT	22,447	212,645
Senior PLC	8,612	7,502
Serco Group PLC (a)	25,115	38,273
Severn Trent PLC	4,956	140,110
Shaftesbury PLC REIT	3,070	23,506
SIG PLC	12,145	3,503
Signature Aviation PLC	14,535	29,737
Smith & Nephew PLC	18,550	329,950
Smiths Group PLC	8,128	123,560
Softcat PLC	2,496	32,094
Spectris PLC	2,487	75,799
Spirax-Sarco Engineering PLC	1,512	153,078
Spirent Communications PLC	12,561	32,396
SSE PLC	21,591	349,372
SSP Group PLC	9,133	34,823
See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
St James's Place PLC	10,924	$ 102,889
St Modwen Properties PLC	3,984	16,327
Stagecoach Group PLC	8,659	7,505
Standard Chartered PLC	54,791	302,868
Standard Life Aberdeen PLC	49,380	137,091
Subsea 7 SA	4,710	22,220
Synthomer PLC	6,969	20,998
TalkTalk Telecom Group PLC	14,134	14,888
Tate & Lyle PLC	9,617	78,225
Taylor Wimpey PLC	67,335	98,103
TBC Bank Group PLC	766	6,886
TechnipFMC PLC	8,664	59,587
Telecom Plus PLC	1,370	21,098
Tesco PLC	200,225	568,040
TP ICAP PLC	11,565	48,527
Trainline PLC (a)(c)	8,754	36,905
Travis Perkins PLC	5,175	56,634
Tritax Big Box REIT PLC	35,045	48,755
Tullow Oil PLC	28,813	3,832
UK Commercial Property REIT, Ltd.	15,102	14,044
Ultra Electronics Holdings PLC	1,457	36,277
Unilever NV	28,095	1,381,215
Unilever PLC	23,929	1,209,232
UNITE Group PLC REIT	5,835	57,989
United Utilities Group PLC	13,998	156,697
Vesuvius PLC	4,508	18,021
Victrex PLC	1,774	43,334
Virgin Money UK PLC (a)	25,570	19,657
Vistry Group PLC	4,180	29,854
Vodafone Group PLC	547,726	767,443
Weir Group PLC	5,332	47,668
WH Smith PLC	2,218	31,380
Whitbread PLC	2,741	102,981
William Hill PLC	18,492	15,624
Wm Morrison Supermarkets PLC	49,272	108,749
Workspace Group PLC REIT	2,634	24,805
WPP PLC	25,147	171,932
		39,531,833
UNITED STATES — 0.3%
Carnival PLC	3,309	40,267
Ferguson PLC	4,738	297,034
See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
QIAGEN NV (a)	4,742	$ 190,488
		527,789
TOTAL COMMON STOCKS (Cost $211,463,040)		170,352,655

RIGHTS — 0.0% (d)
NORWAY — 0.0% (d)
NEL ASA (expiring 04/07/20) (a) (Cost: $0)	288	—
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (h) (i)	65,416	65,358
State Street Navigator Securities Lending Portfolio II (j) (k)	1,185,725	1,185,725
TOTAL SHORT-TERM INVESTMENTS (Cost $1,251,066)		1,251,083
TOTAL INVESTMENTS — 99.6% (Cost $212,714,106)		171,603,738
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		677,534
NET ASSETS — 100.0%		$ 172,281,272
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	When-issued security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $5,518, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$170,315,846	$31,291	$5,518	$170,352,655
Rights	—	—	—	0
Short-Term Investments	1,251,083	—	—	1,251,083
TOTAL INVESTMENTS	$171,566,929	$31,291	$5,518	$171,603,738
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,605	$113,617	$ 2,502,676	$ 2,550,509	$(442)	$16	65,416	$ 65,358	$ 1,004
State Street Navigator Securities Lending Portfolio II	—	—	17,321,486	16,135,761	—	—	1,185,725	1,185,725	11,470
State Street Navigator Securities Lending Portfolio III	554,184	554,184	5,381,973	5,936,157	—	—	—	—	1,961
Total		$667,801	$25,206,135	$24,622,427	$(442)	$16		$1,251,083	$14,435
See accompanying notes to financial statements.
92

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,953,969,394	$ 5,043,844,174
Investments in affiliated issuers, at value	33,534,560	49,536,088
Total Investments	2,987,503,954	5,093,380,262
Foreign currency, at value	25,858,256	9,191,692
Cash at broker	61,754	—
Cash	—	3
Receivable for investments sold	—	2,910
Receivable for fund shares sold	33,484,272	71,762,166
Dividends receivable — unaffiliated issuers	4,958,348	23,922,717
Dividends receivable — affiliated issuers	13,309	2,573
Securities lending income receivable — unaffiliated issuers	43,340	167,403
Securities lending income receivable — affiliated issuers	53,120	—
Receivable for foreign taxes recoverable	33,898	6,168,822
Other Receivable	—	6,975
TOTAL ASSETS	3,052,010,251	5,204,605,523
LIABILITIES
Due to custodian	62,249	—
Payable upon return of securities loaned	33,534,560	47,650,642
Payable for investments purchased	30,922,135	69,985,800
Payable to broker – accumulated variation margin on open futures contracts	10,465	—
Deferred foreign taxes payable	—	81,207
Advisory fee payable	291,132	165,855
Trustees’ fees and expenses payable	1,201	1,647
TOTAL LIABILITIES	64,821,742	117,885,151
NET ASSETS	$2,987,188,509	$ 5,086,720,372
NET ASSETS CONSIST OF:
Paid-in Capital	$3,878,939,191	$ 6,240,620,129
Total distributable earnings (loss)**	(891,750,682)	(1,153,899,757)
NET ASSETS	$2,987,188,509	$ 5,086,720,372
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.42	$ 23.99
Shares outstanding (unlimited amount authorized, $0.01 par value)	105,100,000	212,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,727,589,148	$ 6,201,399,885
Investments in affiliated issuers	33,534,560	49,536,197
Total cost of investments	$3,761,123,708	$ 6,250,936,082
Foreign currency, at cost	$ 26,406,069	$ 9,188,913
* Includes investments in securities on loan, at value	$ 79,168,242	$ 166,019,852
** Includes deferred foreign taxes	$ —	$ 81,207
See accompanying notes to financial statements.
93

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2020 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$153,224,129	$ 170,352,655
Investments in affiliated issuers, at value	2,058,912	1,251,083
Total Investments	155,283,041	171,603,738
Foreign currency, at value	191,664	570,714
Cash	1	4,089
Receivable for investments sold	96	—
Dividends receivable — unaffiliated issuers	364,204	369,518
Dividends receivable — affiliated issuers	1,392	102
Securities lending income receivable — unaffiliated issuers	1,652	1,182
Securities lending income receivable — affiliated issuers	3,189	2,205
Receivable for foreign taxes recoverable	84,388	934,000
TOTAL ASSETS	155,929,627	173,485,548
LIABILITIES
Payable upon return of securities loaned	1,672,323	1,185,725
Payable for investments purchased	—	4,090
Deferred foreign taxes payable	62	—
Advisory fee payable	11,946	14,209
Trustees’ fees and expenses payable	172	252
TOTAL LIABILITIES	1,684,503	1,204,276
NET ASSETS	$154,245,124	$ 172,281,272
NET ASSETS CONSIST OF:
Paid-in Capital	$179,040,409	$ 287,202,470
Total distributable earnings (loss)	(24,795,285)	(114,921,198)
NET ASSETS	$154,245,124	$ 172,281,272
NET ASSET VALUE PER SHARE
Net asset value per share	$ 33.53	$ 27.13
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,600,000	6,350,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$175,950,397	$ 211,463,040
Investments in affiliated issuers	2,105,707	1,251,066
Total cost of investments	$178,056,104	$ 212,714,106
Foreign currency, at cost	$ 196,802	$ 559,342
* Includes investments in securities on loan, at value	$ 3,742,091	$ 5,068,515
See accompanying notes to financial statements.
94

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 24,375,193	$ 67,822,668
Dividend income — affiliated issuers	187,153	45,006
Unaffiliated securities lending income	275,916	503,718
Affiliated securities lending income	264,498	529,182
Foreign taxes withheld	(1,841,260)	(6,304,883)
TOTAL INVESTMENT INCOME (LOSS)	23,261,500	62,595,691
EXPENSES
Advisory fee	1,799,330	1,071,426
Trustees’ fees and expenses	19,494	33,862
TOTAL EXPENSES	1,818,824	1,105,288
NET INVESTMENT INCOME (LOSS)	$ 21,442,676	$ 61,490,403
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,050,106)	(1,825,608)
Investments — affiliated issuers	46	(9,997)
In-kind redemptions — unaffiliated issuers	2,730,016	—
Foreign currency transactions	(649,423)	(776,328)
Futures contracts	(47,265)	—
Net realized gain (loss)	(2,016,732)	(2,611,933)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(643,253,962)	(1,049,744,286)
Investment — affiliated issuers	—	(123)
Foreign currency translations	(664,778)	(85,288)
Futures contracts	(16,941)	—
Net change in unrealized appreciation/depreciation	(643,935,681)	(1,049,829,697)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(645,952,413)	(1,052,441,630)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(624,509,737)	$ (990,951,227)
* Includes foreign deferred taxes	$ 173,679	$ 109,965
See accompanying notes to financial statements.
95

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,880,695	$ 2,450,019
Dividend income — affiliated issuers	5,161	1,004
Unaffiliated securities lending income	12,138	6,120
Affiliated securities lending income	22,049	13,431
Foreign taxes withheld	(79,229)	(195,733)
TOTAL INVESTMENT INCOME (LOSS)	1,840,814	2,274,841
EXPENSES
Advisory fee	78,852	94,386
Trustees’ fees and expenses	1,259	1,234
TOTAL EXPENSES	80,111	95,620
NET INVESTMENT INCOME (LOSS)	$ 1,760,703	$ 2,179,221
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,231,859)	(767,922)
Investments — affiliated issuers	906	(442)
In-kind redemptions — unaffiliated issuers	8,228,091	(2,142,849)
Foreign currency transactions	(17,839)	(32,944)
Net realized gain (loss)	6,979,299	(2,944,157)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(36,694,151)	(42,095,585)
Investment — affiliated issuers	(21,281)	16
Foreign currency translations	(4,386)	27,100
Net change in unrealized appreciation/depreciation	(36,719,818)	(42,068,469)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,740,519)	(45,012,626)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,979,816)	$(42,833,405)
* Includes foreign capital gain taxes	$ (105)	$ —
** Includes foreign deferred taxes	$ 171	$ —
See accompanying notes to financial statements.
96

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,442,676	$ 86,226,696
Net realized gain (loss)	(2,016,732)	(36,543,323)
Net change in unrealized appreciation/depreciation	(643,935,681)	(1,608,686)
Net increase (decrease) in net assets resulting from operations	(624,509,737)	48,074,687
Distributions to shareholders	(64,896,832)	(55,264,488)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,054,353,722	1,463,685,734
Cost of shares redeemed	(47,098,195)	(275,842,568)
Other Capital	953,680	1,484,273
Net increase (decrease) in net assets from beneficial interest transactions	1,008,209,207	1,189,327,439
Net increase (decrease) in net assets during the period	318,802,638	1,182,137,638
Net assets at beginning of period	2,668,385,871	1,486,248,233
NET ASSETS AT END OF PERIOD	$2,987,188,509	$2,668,385,871
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,000,000	42,900,000
Shares redeemed	(1,500,000)	(8,000,000)
Net increase (decrease)	27,500,000	34,900,000
See accompanying notes to financial statements.
97

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 61,490,403	$ 139,985,613
Net realized gain (loss)	(2,611,933)	39,770,153
Net change in unrealized appreciation/depreciation	(1,049,829,697)	(135,962,557)
Net increase (decrease) in net assets resulting from operations	(990,951,227)	43,793,209
Distributions to shareholders	(71,619,471)	(126,731,994)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,340,322,613	1,733,126,972
Cost of shares redeemed	—	(213,058,429)
Other Capital	48,697	46,933
Net increase (decrease) in net assets from beneficial interest transactions	1,340,371,310	1,520,115,476
Net increase (decrease) in net assets during the period	277,800,612	1,437,176,691
Net assets at beginning of period	4,808,919,760	3,371,743,069
NET ASSETS AT END OF PERIOD	$ 5,086,720,372	$4,808,919,760
SHARES OF BENEFICIAL INTEREST:
Shares sold	47,800,000	62,000,000
Shares redeemed	—	(7,400,000)
Net increase (decrease)	47,800,000	54,600,000
See accompanying notes to financial statements.
98

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,760,703	$ 4,119,265
Net realized gain (loss)	6,979,299	8,668,565
Net change in unrealized appreciation/depreciation	(36,719,818)	(3,699,860)
Net increase (decrease) in net assets resulting from operations	(27,979,816)	9,087,970
Distributions to shareholders	(2,627,769)	(3,350,875)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	45,760,426	87,585,221
Cost of shares redeemed	(28,799,861)	(30,881,907)
Other Capital	5,390	3,473
Net increase (decrease) in net assets from beneficial interest transactions	16,965,955	56,706,787
Net increase (decrease) in net assets during the period	(13,641,630)	62,443,882
Net assets at beginning of period	167,886,754	105,442,872
NET ASSETS AT END OF PERIOD	$154,245,124	$167,886,754
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,100,000	2,400,000
Shares redeemed	(700,000)	(800,000)
Net increase (decrease)	400,000	1,600,000
(a)After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
99

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,179,221	$ 6,281,017
Net realized gain (loss)	(2,944,157)	(22,827,109)
Net change in unrealized appreciation/depreciation	(42,068,469)	19,944,364
Net increase (decrease) in net assets resulting from operations	(42,833,405)	3,398,272
Net equalization credits and charges	76,440	222,108
Distributions to shareholders	(2,246,440)	(6,535,765)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	47,586,639	87,588,623
Cost of shares redeemed	(16,725,561)	(86,681,762)
Net income equalization	(76,440)	(222,108)
Net increase (decrease) in net assets from beneficial interest transactions	30,784,638	684,753
Net increase (decrease) in net assets during the period	(14,218,767)	(2,230,632)
Net assets at beginning of period	186,500,039	188,730,671
NET ASSETS AT END OF PERIOD	$172,281,272	$186,500,039
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	2,600,000
Shares redeemed	(600,000)	(2,600,000)
Net increase (decrease)	750,000	—
See accompanying notes to financial statements.
100

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 34.39	$ 34.81	$ 36.06	$ 30.10	$ 26.21	$ 33.18
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	1.26(c)	1.04	0.70	0.56	0.64
Net realized and unrealized gain (loss) (d)	(5.49)	(0.88)	(1.71)	5.64	3.91	(6.94)
Total from investment operations	(5.26)	0.38	(0.67)	6.34	4.47	(6.30)
Net equalization credits and charges (b)	—	—	—	—	—	0.00(e)
Other capital	0.01	0.02	0.02	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.72)	(0.82)	(0.60)	(0.39)	(0.58)	(0.67)
Net asset value, end of period	$ 28.42	$ 34.39	$ 34.81	$ 36.06	$ 30.10	$ 26.21
Total return (f)	(15.75)%	1.18%(c)	(1.88)%	21.36%	17.38%	(19.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,987,189	$2,668,386	$1,486,248	$562,436	$234,783	$188,707
Ratios to average net assets:
Total expenses	0.11%(g)	0.11%	0.12%	0.59%	0.59%	0.59%
Net investment income (loss)	1.31%(g)	3.63%(c)	2.78%	2.16%	2.05%	2.02%
Portfolio turnover rate (h)	1%(i)	17%	10%	0%(j)	12%	18%
(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
(j)	Amount is less than 0.5%.
See accompanying notes to financial statements.
101

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 29.29	$ 30.76	$ 30.52	$ 26.45	$ 25.17	$ 28.46
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.96	0.97	0.70	0.69	0.71
Net realized and unrealized gain (loss) (b)	(5.24)	(1.57)	0.03	4.16	1.32	(3.25)
Total from investment operations	(4.90)	(0.61)	1.00	4.86	2.01	(2.54)
Other capital	0.00(c)	0.00(c)	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.40)	(0.86)	(0.76)	(0.79)	(0.69)	(0.75)
Net realized gains	—	—	—	—	(0.04)	—
Total distributions	(0.40)	(0.86)	(0.76)	(0.79)	(0.73)	(0.75)
Net asset value, end of period	$ 23.99	$ 29.29	$ 30.76	$ 30.52	$ 26.45	$ 25.17
Total return (d)	(17.02)%	(1.92)%	3.28%	18.75%	8.12%	(9.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,086,720	$4,808,920	$3,371,743	$1,013,376	$634,833	$714,914
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.34%	0.34%	0.34%
Net investment income (loss)	2.30%(e)	3.34%	3.09%	2.49%	2.70%	2.53%
Portfolio turnover rate (f)	0%(g)(h)	4%	3%	5%	3%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
102

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 39.97	$ 40.56	$ 37.64	$ 32.44	$ 29.32	$ 31.91
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	1.01	0.86	0.78	0.77	0.87
Net realized and unrealized gain (loss) (c)	(6.24)	(0.79)	2.94	5.17	3.06	(2.58)
Total from investment operations	(5.83)	0.22	3.80	5.95	3.83	(1.71)
Other capital	0.00(d)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.61)	(0.81)	(0.88)	(0.75)	(0.71)	(0.88)
Net realized gains	—	—	—	—	—	(0.00)(d)
Total distributions	(0.61)	(0.81)	(0.88)	(0.75)	(0.71)	(0.88)
Net asset value, end of period	$ 33.53	$ 39.97	$ 40.56	$ 37.64	$ 32.44	$ 29.32
Total return (e)	(14.92)%	0.73%	10.17%	18.58%	13.20%	(5.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,245	$167,887	$105,443	$90,321	$64,883	$35,186
Ratios to average net assets:
Total expenses	0.09%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.01%(f)	2.62%	2.16%	2.25%	2.48%	2.70%
Portfolio turnover rate (g)	3%(h)	5%	4%	2%	2%	3%
(a)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.
103

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 33.30	$ 33.70	$ 35.49	$ 30.28	$ 31.54	$ 36.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	1.13	1.14	0.95	1.10	1.23
Net realized and unrealized gain (loss) (b)	(6.18)	(0.40)	(1.68)	5.14	(1.21)	(5.37)
Total from investment operations	(5.83)	0.73	(0.54)	6.09	(0.11)	(4.14)
Net equalization credits and charges (a)	0.01	0.04	(0.06)	0.12	(0.04)	0.04
Other capital	—	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(1.17)	(1.19)	(1.01)	(1.11)	(1.22)
Net asset value, end of period	$ 27.13	$ 33.30	$ 33.70	$ 35.49	$ 30.28	$ 31.54
Total return (c)	(17.59)%	2.34%	(1.68)%	20.83%	(0.42)%	(11.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,281	$186,500	$188,731	$317,665	$186,220	$247,626
Ratios to average net assets:
Total expenses	0.09%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.08%(d)	3.47%	3.25%	2.92%	3.57%	3.50%
Portfolio turnover rate (e)	1%(f)	67%	5%	8%	8%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
104

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2020, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
105

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
106

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
107

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Fund in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
108

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following Fund utilized equalization during the period ended March 31, 2020:
SPDR Portfolio Europe ETF
Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2020, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
109

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(10,465)	$—	$(10,465)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(47,265)	$—	$(47,265)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(16,941)	$—	$(16,941)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee
110

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

(“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR Portfolio Europe ETF	0.09
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
111

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended March 31, 2020, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$643,031,150	$30,221,277
SPDR Portfolio Developed World ex-US ETF	140,426,647	13,712,429
SPDR Portfolio MSCI Global Stock Market ETF	8,700,095	5,900,732
SPDR Portfolio Europe ETF	2,778,472	3,122,402
112

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

For the period ended March 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 380,792,913	$27,962,835	$ 2,730,016
SPDR Portfolio Developed World ex-US ETF	1,194,599,579	—	—
SPDR Portfolio MSCI Global Stock Market ETF	41,877,491	28,145,156	8,228,091
SPDR Portfolio Europe ETF	47,528,057	16,676,172	(2,142,849)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2019, SSGA FM has analyzed each Fund's tax
113

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$3,779,455,009	$103,853,697	$ 895,804,752	$ (791,951,055)
SPDR Portfolio Developed World ex-US ETF	6,267,997,775	228,322,109	1,402,939,622	(1,174,617,513)
SPDR Portfolio MSCI Global Stock Market ETF	178,318,627	9,683,078	32,718,664	(23,035,586)
SPDR Portfolio Europe ETF	212,908,705	3,490,593	44,795,560	(41,304,967)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
114

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

The market value of securities on loan as of March 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 79,168,242	$ 33,534,560	$ 48,977,958	$ 82,512,518
SPDR Portfolio Developed World ex-US ETF	166,019,852	47,650,642	125,179,414	172,830,056
SPDR Portfolio MSCI Global Stock Market ETF	3,742,091	1,672,323	2,218,157	3,890,480
SPDR Portfolio Europe ETF	5,068,515	1,185,725	3,924,843	5,110,568
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2020:
		Remaining Contractual Maturity of the Agreements As of March 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$33,534,560	$—	$—	$—	$33,534,560	$33,534,560
SPDR Portfolio Developed World ex-US ETF	Common Stocks	47,650,642	—	—	—	47,650,642	47,650,642
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	1,672,323	—	—	—	1,672,323	1,672,323
SPDR Portfolio Europe ETF	Common Stocks	1,185,725	—	—	—	1,185,725	1,185,725
115

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Fund participates in the line of credit as of March 31, 2020:
SPDR Portfolio Emerging Markets ETF
The Funds had no outstanding loans as of March 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
116

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR Portfolio MSCI Global Stock Market ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.
117

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2020 (Unaudited)

13.    Subsequent Events
Change in Audit Firm
PricewaterhouseCoopers LLC (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Trust’s Board of Trustees selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
118

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
119

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.09%	0.09%
Actual:
Ending Account Value	$ 842.50	$ 829.80	$ 850.80	$ 824.10
Expenses Paid During Period(a)	0.51	0.18	0.42	0.41
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.50	1,024.80	1,024.60	1,024.60
Expenses Paid During Period(a)	0.56	0.20	0.46	0.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
120

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
121

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
122

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2020 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRPTSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR S&P China ETF and SPDR S&P International Small Cap ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.0% (a)
Globant SA (b)	2,940	$ 258,367
Grupo Financiero Galicia SA ADR	12,061	85,030
		343,397
AUSTRALIA — 4.0%
Alumina, Ltd.	525,633	469,702
AMP, Ltd. (b)	257,166	210,127
Australia & New Zealand Banking Group, Ltd.	230,996	2,397,824
BHP Group PLC	139,887	2,171,630
BHP Group, Ltd. (c)	228,810	4,058,452
Boral, Ltd.	259,852	326,037
Brambles, Ltd.	175,845	1,136,530
Coca-Cola Amatil, Ltd.	145,075	784,932
Coles Group, Ltd.	91,235	846,540
Commonwealth Bank of Australia	132,515	5,013,962
CSL, Ltd.	39,574	7,185,967
Fortescue Metals Group, Ltd.	158,437	969,714
Insurance Australia Group, Ltd.	267,555	1,015,294
LendLease Group Stapled Security	93,249	587,853
Macquarie Group, Ltd.	36,091	1,894,175
Medibank Pvt, Ltd.	212,284	345,610
National Australia Bank, Ltd.	208,610	2,129,699
Newcrest Mining, Ltd.	57,227	807,345
Origin Energy, Ltd.	216,123	579,378
QBE Insurance Group, Ltd.	85,132	448,103
Santos, Ltd.	175,787	367,959
Scentre Group REIT	204,994	196,355
Sonic Healthcare, Ltd.	86,910	1,294,193
South32, Ltd. (c)(d)	157,045	176,229
South32, Ltd. (d)	280,808	303,348
Suncorp Group, Ltd.	176,656	987,157
Sydney Airport Stapled Security	72,244	247,173
Telstra Corp., Ltd.	309,941	582,377
Transurban Group Stapled Security	183,190	1,349,943
Vicinity Centres REIT	449,116	284,502
Wesfarmers, Ltd.	91,235	1,913,650
Westpac Banking Corp.	270,669	2,733,440
Woodside Petroleum, Ltd.	71,413	795,929
Woolworths Group, Ltd.	114,804	2,466,330
		47,077,459
AUSTRIA — 0.2%
Erste Group Bank AG	45,841	849,300
OMV AG	22,727	627,420
Raiffeisen Bank International AG	27,356	401,469
		1,878,189
BELGIUM — 0.7%
Ageas	35,967	1,496,111
Security Description	Shares	Value
Anheuser-Busch InBev SA	61,579	$ 2,734,460
KBC Group NV	29,431	1,356,959
Solvay SA	11,404	830,616
UCB SA	15,217	1,319,052
		7,737,198
BRAZIL — 1.2%
Ambev SA ADR	453,554	1,043,174
B3 SA - Brasil Bolsa Balcao	158,638	1,098,042
Banco Bradesco SA ADR	425,065	1,725,764
Banco do Brasil SA	65,746	353,537
BB Seguridade Participacoes SA	57,073	273,448
Braskem SA Class A, Preference Shares	35,263	117,076
BRF SA (b)	44,013	128,052
Centrais Eletricas Brasileiras SA	9,654	44,411
Cia Energetica de Minas Gerais ADR	182,820	310,794
Cia Siderurgica Nacional SA ADR (c)	140,112	183,547
Cielo SA	84,857	72,642
Cogna Educacao	132,305	102,036
Embraer SA (b)	61,249	112,659
Gerdau SA ADR (c)	104,843	200,250
Itau Unibanco Holding SA Preference Shares ADR	435,837	1,956,908
JBS SA	59,307	232,581
Lojas Renner SA	120,292	778,352
Magazine Luiza SA	84,972	638,773
Natura & Co. Holding SA	58,644	291,038
Petroleo Brasileiro SA Preference Shares ADR	263,240	1,418,864
Porto Seguro SA	11,112	96,239
Raia Drogasil SA	31,732	623,126
Sul America SA	60,108	391,711
Suzano SA	42,410	292,649
TIM Participacoes SA ADR (c)	23,317	283,535
Vale SA ADR	243,015	2,014,594
		14,783,802
CANADA — 6.4%
Agnico Eagle Mines, Ltd.	13,595	536,598
Alimentation Couche-Tard, Inc. Class B	45,860	1,068,085
Aurora Cannabis, Inc. (b)(c)	58,350	51,653
Bank of Montreal	54,588	2,725,277
Bank of Nova Scotia	85,589	3,455,791
Barrick Gold Corp.	128,543	2,335,421
Bausch Health Cos., Inc. (b)	28,208	432,231
BlackBerry, Ltd. (b)	45,782	185,592
Bombardier, Inc. Class B (b)(c)	289,732	92,618
Brookfield Asset Management, Inc. Class A (c)	85,193	3,733,684
CAE, Inc.	51,571	644,569
Cameco Corp.	38,006	286,510
Canadian Imperial Bank of Commerce	33,801	1,947,295

1

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Canadian National Railway Co.	63,578	$ 4,914,805
Canadian Natural Resources, Ltd. (c)	97,418	1,317,523
Canadian Pacific Railway, Ltd.	12,493	2,725,753
Canadian Tire Corp., Ltd. Class A (c)	11,079	661,152
Canopy Growth Corp. (b)(c)	12,061	173,371
Cenovus Energy, Inc. (c)	85,063	169,726
CGI, Inc. (b)	11,853	634,475
Constellation Software, Inc.	1,374	1,234,674
Dollarama, Inc.	18,569	509,315
Enbridge, Inc.	104,053	2,995,814
Fairfax Financial Holdings, Ltd.	1,239	375,552
First Quantum Minerals, Ltd.	60,989	308,084
Franco-Nevada Corp.	12,877	1,272,094
George Weston, Ltd.	5,176	365,940
Gildan Activewear, Inc.	49,063	618,393
H&R Real Estate Investment Trust	35,015	219,682
Husky Energy, Inc. (c)	38,610	96,027
IGM Financial, Inc.	19,568	321,012
Imperial Oil, Ltd. (c)	43,135	482,157
Kinross Gold Corp. (b)	116,306	461,678
Kirkland Lake Gold, Ltd.	14,325	417,165
Loblaw Cos., Ltd.	38,431	1,958,878
Magna International, Inc.	16,666	525,851
Manulife Financial Corp.	135,156	1,677,877
National Bank of Canada	41,331	1,579,368
Nutrien, Ltd. (c)	64,721	2,187,605
Onex Corp.	6,725	243,373
Open Text Corp. (c)	19,568	676,532
Pembina Pipeline Corp.	2,852	52,898
PrairieSky Royalty, Ltd. (c)	18,385	95,971
Restaurant Brands International, Inc.	16,682	664,655
Rogers Communications, Inc. Class B	45,781	1,889,329
Royal Bank of Canada	108,108	6,620,841
Shaw Communications, Inc. Class B	50,595	811,525
Shopify, Inc. Class A (b)(c)	6,980	2,891,452
SmartCentres Real Estate Investment Trust	35,220	466,185
Sun Life Financial, Inc. (c)	54,547	1,734,881
Suncor Energy, Inc.	115,115	1,816,477
TC Energy Corp.	59,032	2,594,198
Teck Resources, Ltd. Class B	41,162	308,567
TELUS Corp.	65,002	1,016,120
Thomson Reuters Corp.	26,524	1,786,715
Toronto-Dominion Bank	136,520	5,738,569
West Fraser Timber Co., Ltd.	6,732	126,945
Wheaton Precious Metals Corp.	30,877	840,177
		76,074,705
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	49,050	109,228
Security Description	Shares	Value
Enel Americas SA ADR	193,752	$ 1,174,137
Enel Chile SA ADR	228,344	758,102
Sociedad Quimica y Minera de Chile SA ADR	11,242	253,507
		2,294,974
CHINA — 10.1%
3SBio, Inc. (b)(e)	221,000	230,098
51job, Inc. ADR (b)	2,566	157,527
58.com, Inc. ADR (b)	8,709	424,302
AAC Technologies Holdings, Inc. (c)	73,000	378,614
Agile Group Holdings, Ltd.	130,000	140,719
Agricultural Bank of China, Ltd. Class H	2,188,000	877,921
Air China, Ltd. Class H (c)	136,000	87,732
Alibaba Group Holding, Ltd. ADR (b)	106,345	20,681,976
Alibaba Health Information Technology, Ltd. (b)	306,000	511,652
Anhui Conch Cement Co., Ltd. Class H	33,500	232,744
ANTA Sports Products, Ltd.	67,000	492,285
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	201,042
Autobio Diagnostics Co., Ltd. Class A	7,300	119,971
Autohome, Inc. ADR (b)	5,500	390,610
AviChina Industry & Technology Co., Ltd. Class H	592,000	228,371
Baidu, Inc. ADR (b)	19,748	1,990,401
Bank of Chengdu Co., Ltd. Class A	67,000	71,176
Bank of China, Ltd. Class H	5,988,436	2,294,657
Bank of Communications Co., Ltd. Class H	1,192,710	730,931
Beijing Enterprises Water Group, Ltd.	372,000	145,423
Beijing Shunxin Agriculture Co., Ltd. Class A	25,100	217,388
Beijing Sinnet Technology Co., Ltd. Class A	73,200	247,126
Beijing Tiantan Biological Products Corp., Ltd. Class A	94,524	485,142
Beijing Tongrentang Co., Ltd. Class A	15,600	55,791
BOC Hong Kong Holdings, Ltd.	176,500	488,450
Brilliance China Automotive Holdings, Ltd.	278,000	228,830
BYD Co., Ltd. Class H (c)	34,000	177,657
Centre Testing International Group Co., Ltd. Class A	153,000	331,332
CGN Power Co., Ltd. Class H (e)	158,400	36,377
Changchun High & New Technology Industry Group, Inc. Class A	600	46,387

2

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	575,000	$ 284,128
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	386,000	268,924
China Conch Venture Holdings, Ltd.	42,500	189,720
China Construction Bank Corp. Class H	4,945,720	4,045,448
China Enterprise Co., Ltd. Class A	310,800	186,790
China Everbright Bank Co., Ltd. Class H	36,000	13,795
China Everbright International, Ltd.	148,628	85,331
China Evergrande Group (c)	216,000	358,379
China Galaxy Securities Co., Ltd. Class H	204,500	99,204
China Greatwall Technology Group Co., Ltd. Class A	74,100	124,821
China Jinmao Holdings Group, Ltd.	310,000	200,777
China Life Insurance Co., Ltd. Class H	603,000	1,180,965
China Mengniu Dairy Co., Ltd.	448,000	1,557,703
China Merchants Bank Co., Ltd. Class H	473,514	2,138,202
China Merchants Port Holdings Co., Ltd.	403,366	461,085
China Minsheng Banking Corp., Ltd. Class H (c)	366,700	272,509
China National Software & Service Co., Ltd. Class A	14,100	143,542
China Oilfield Services, Ltd. Class H	268,000	207,114
China Overseas Land & Investment, Ltd.	350,000	1,086,003
China Pacific Insurance Group Co., Ltd. Class H	198,400	600,250
China Petroleum & Chemical Corp. Class H	2,429,800	1,197,517
China Railway Construction Corp., Ltd. Class H	113,000	126,545
China Railway Group, Ltd. Class H	228,000	121,488
China Resources Beer Holdings Co., Ltd.	329,670	1,505,673
China Shenhua Energy Co., Ltd. Class H	201,500	383,715
China South Publishing & Media Group Co., Ltd. Class A	57,300	85,931
China Southern Airlines Co., Ltd. Class H (c)	156,000	67,022
China Taiping Insurance Holdings Co., Ltd.	146,000	239,224
Security Description	Shares	Value
China Telecom Corp., Ltd. Class H	1,922,000	$ 582,732
China TransInfo Technology Co., Ltd. Class A	53,700	154,550
China Unicom Hong Kong, Ltd.	808,000	465,979
China Vanke Co., Ltd. Class H	73,400	241,955
China Yangtze Power Co., Ltd. Class A	120,400	293,688
Chongqing Brewery Co., Ltd. Class A	30,055	192,969
CIFI Holdings Group Co., Ltd.	323,325	233,601
CITIC Securities Co., Ltd. Class H	102,500	187,785
CITIC, Ltd.	408,000	426,903
CNOOC, Ltd.	1,580,217	1,657,506
COSCO SHIPPING Ports, Ltd.	488,944	235,928
Country Garden Holdings Co., Ltd.	433,757	524,925
CRRC Corp., Ltd. Class H	353,000	179,440
CSPC Pharmaceutical Group, Ltd.	388,000	776,911
ENN Energy Holdings, Ltd.	44,100	427,009
Fosun International, Ltd.	79,500	91,902
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	272,119
GDS Holdings, Ltd. ADR (b)	6,948	402,776
Geely Automobile Holdings, Ltd.	678,000	1,000,699
Genscript Biotech Corp. (b)	152,000	246,309
GF Securities Co., Ltd. Class H	148,200	158,890
Giant Network Group Co., Ltd. Class A	216,680	507,753
GoerTek, Inc. Class A	97,600	225,955
GOME Retail Holdings, Ltd. (b)(c)	1,584,000	147,142
Great Wall Motor Co., Ltd. Class H	264,500	169,602
Guangzhou Automobile Group Co., Ltd. Class H	179,600	180,506
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	29,400	233,476
Haitong Securities Co., Ltd. Class H	160,000	146,357
Hangzhou Tigermed Consulting Co., Ltd. Class A	14,000	126,506
Hengan International Group Co., Ltd.	84,500	636,129
Huadian Power International Corp., Ltd. Class A	74,600	36,310
Hualan Biological Engineering, Inc. Class A	45,200	305,576
Huaneng Power International, Inc. Class H	872,000	327,384
Huatai Securities Co., Ltd. Class H (e)	151,400	225,023
Huaxi Securities Co., Ltd. Class A	14,000	20,778

3

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Huazhu Group, Ltd. ADR (c)	12,464	$ 358,091
Hubei Energy Group Co., Ltd. Class A	286,300	142,984
Industrial & Commercial Bank of China, Ltd. Class H	5,249,045	3,596,025
Jafron Biomedical Co., Ltd. Class A	13,200	176,299
JD.com, Inc. ADR (b)	54,163	2,193,601
Jiangsu Expressway Co., Ltd. Class H	14,000	15,624
Jiangsu King's Luck Brewery JSC, Ltd. Class A	22,300	88,562
Jiangxi Zhengbang Technology Co., Ltd. Class A	27,800	74,754
Jinke Properties Group Co., Ltd. Class A	739,200	830,117
Jinyu Bio-Technology Co., Ltd. Class A	86,000	258,672
Jointown Pharmaceutical Group Co., Ltd. Class A	132,400	317,542
JOYY, Inc. ADR (b)(c)	5,075	270,294
Kingdee International Software Group Co., Ltd.	233,000	310,831
Kingsoft Corp., Ltd. (b)	151,000	492,885
Kweichow Moutai Co., Ltd. Class A	5,245	822,098
Lenovo Group, Ltd.	468,000	251,181
Lingyi iTech Guangdong Co. Class A (b)	101,800	118,055
Logan Property Holdings Co., Ltd.	44,000	67,894
Luxshare Precision Industry Co., Ltd. Class A	45,200	243,339
Luye Pharma Group, Ltd. (e)	220,500	107,535
Meituan Dianping Class B (b)	58,700	709,241
Momo, Inc. ADR	15,309	332,052
Muyuan Foodstuff Co., Ltd. Class A	10,900	187,930
NanJi E-Commerce Co., Ltd. Class A (b)	150,900	246,951
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	27,800	197,983
NAURA Technology Group Co., Ltd. Class A	11,700	191,968
NetEase, Inc. ADR	5,176	1,661,289
New China Life Insurance Co., Ltd. Class H	73,200	228,074
New Hope Liuhe Co., Ltd. Class A	51,600	228,801
New Oriental Education & Technology Group, Inc. ADR (b)	10,312	1,116,171
Noah Holdings, Ltd. ADR (b)(c)	4,525	117,017
Ovctek China, Inc. Class A	48,100	374,855
Perfect World Co., Ltd. Class A	27,200	182,467
PetroChina Co., Ltd. Class H	1,466,000	537,156
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	661,415	$ 640,005
Pinduoduo, Inc. ADR (b)	10,560	380,477
Ping An Insurance Group Co. of China, Ltd. Class H	377,000	3,703,899
Sangfor Technologies, Inc. Class A	2,900	64,667
Seazen Group, Ltd. (b)(c)	274,000	247,455
Semiconductor Manufacturing International Corp. (b)(c)	172,400	271,359
Shandong Gold Mining Co., Ltd. Class A	32,800	158,905
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	338,851
Shanghai Baosight Software Co., Ltd. Class A	34,300	192,351
Shanghai Electric Group Co., Ltd. Class H	282,000	74,585
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	469,989	378,811
Shanghai M&G Stationery, Inc. Class A	14,000	91,448
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	36,300	61,726
Shanxi Meijin Energy Co., Ltd. Class A (b)	192,100	178,327
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	14,500	184,477
Shenergy Co., Ltd. Class A	220,800	164,474
Shengyi Technology Co., Ltd. Class A	46,000	171,781
Shennan Circuits Co., Ltd. Class A	6,200	172,682
Shenzhen Energy Group Co., Ltd. Class A	226,400	171,839
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	106,693
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	19,181
Shenzhen Kangtai Biological Products Co., Ltd. Class A	17,851	288,610
Shenzhou International Group Holdings, Ltd.	21,700	230,693
Sichuan Chuantou Energy Co., Ltd. Class A	114,200	148,224
SINA Corp. (b)	7,566	240,901
Sinopec Shanghai Petrochemical Co., Ltd. Class H	278,000	68,864
Sinopharm Group Co., Ltd. Class H	58,800	132,304
Sunac China Holdings, Ltd.	138,300	640,567
Sunny Optical Technology Group Co., Ltd.	56,200	756,980
TAL Education Group ADR (b)	27,528	1,466,141

4

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tech-Bank Food Co., Ltd. Class A (b)	73,000	$ 120,084
Tencent Holdings, Ltd.	408,000	20,013,366
Tingyi Cayman Islands Holding Corp.	346,000	566,035
TravelSky Technology, Ltd. Class H	56,000	98,838
Trip.com Group, Ltd. ADR (b)	30,584	717,195
Tsingtao Brewery Co., Ltd. Class H	60,000	306,158
Venustech Group, Inc. Class A	8,100	42,282
Vipshop Holdings, Ltd. ADR (b)	49,917	777,707
Walvax Biotechnology Co., Ltd. Class A	112,998	504,714
Want Want China Holdings, Ltd.	173,000	125,438
Weibo Corp. ADR (b)(c)	6,649	220,148
Wens Foodstuffs Group Co., Ltd. Class A	14,400	65,619
Will Semiconductor, Ltd. Class A	6,000	131,966
Winning Health Technology Group Co., Ltd. Class A	65,600	194,074
Wuhan Guide Infrared Co., Ltd. Class A	35,600	169,507
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	23,000	105,976
Wuliangye Yibin Co., Ltd. Class A	13,800	224,283
WuXi AppTec Co., Ltd. Class A	8,680	110,811
Wuxi Biologics Cayman, Inc. (b)(e)	58,000	752,042
Yanzhou Coal Mining Co., Ltd. Class H	344,000	269,842
Yealink Network Technology Corp., Ltd. Class A	12,700	146,150
Yifeng Pharmacy Chain Co., Ltd. Class A	2,100	27,582
Yonyou Network Technology Co., Ltd. Class A	15,500	88,475
Yum China Holdings, Inc.	25,434	1,084,251
Yunda Holding Co., Ltd. Class A	8,900	38,685
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	15,100	94,990
Zhongjin Gold Corp., Ltd. Class A	94,300	107,362
Zhuzhou CRRC Times Electric Co., Ltd. Class H	78,100	231,250
Zijin Mining Group Co., Ltd. Class H	1,466,000	552,287
ZTE Corp. Class H (b)(c)	69,000	214,098
		118,874,340
COLOMBIA — 0.1%
Bancolombia SA ADR	34,858	870,056
Security Description	Shares	Value
DENMARK — 1.4%
AP Moller - Maersk A/S Class B	869	$ 778,430
Danske Bank A/S	66,519	752,163
DSV Panalpina A/S	25,257	2,295,888
Genmab A/S (b)	5,284	1,069,884
Novo Nordisk A/S Class B	142,097	8,548,845
Novozymes A/S Class B	14,424	656,003
Pandora A/S	8,725	283,401
Vestas Wind Systems A/S	19,948	1,620,878
		16,005,492
EGYPT — 0.1%
Commercial International Bank Egypt SAE	240,477	897,893
FINLAND — 0.8%
Elisa Oyj	10,434	646,623
Fortum Oyj	11,521	169,079
Kone Oyj Class B	30,946	1,752,783
Metso Oyj	25,853	616,136
Neste Oyj	27,981	947,162
Nokia Oyj (d)	207,778	654,088
Nokia Oyj (d)	110,083	344,912
Nordea Bank Abp (d)	214,925	1,216,528
Nordea Bank Abp (d)	3,306	18,620
Sampo Oyj Class A	32,692	954,894
Stora Enso Oyj Class R	68,902	699,023
UPM-Kymmene Oyj (c)	59,696	1,643,432
Wartsila OYJ Abp	32,501	238,577
		9,901,857
FRANCE — 6.9%
Accor SA	24,583	674,343
Air Liquide SA	39,887	5,105,307
Airbus SE	43,454	2,829,326
Alstom SA	20,919	875,442
AXA SA	126,392	2,189,538
BNP Paribas SA	76,973	2,323,458
Bouygues SA	23,702	694,908
Capgemini SE	15,412	1,302,133
Carrefour SA	68,300	1,080,292
Cie de Saint-Gobain	35,452	862,212
Cie Generale des Etablissements Michelin SCA	11,995	1,066,873
Credit Agricole SA	78,909	579,240
Danone SA	49,092	3,158,715
Dassault Systemes SE	9,009	1,334,492
Edenred	11,960	499,859
Electricite de France SA	6,640	52,355
Engie SA	92,049	950,620
EssilorLuxottica SA	20,835	2,246,800
Hermes International	1,018	702,370
ICADE REIT	668	52,883
Kering SA	6,101	3,185,829
Klepierre SA REIT	3,460	66,704
Legrand SA	19,714	1,264,992
L'Oreal SA	20,254	5,309,244

5

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	20,910	$ 7,765,230
Orange SA	170,821	2,087,071
Pernod Ricard SA	18,182	2,582,554
Peugeot SA (c)	34,298	457,811
Publicis Groupe SA	26,527	760,269
Renault SA	6,765	131,445
Safran SA	22,254	1,956,875
Sanofi	86,872	7,638,972
Schneider Electric SE	47,808	4,122,098
Societe Generale SA	61,587	1,037,162
Sodexo SA	12,401	838,736
TOTAL SA	167,670	6,510,910
Unibail-Rodamco-Westfield	49,949	131,762
Unibail-Rodamco-Westfield REIT	236	13,352
Unibail-Rodamco-Westfield REIT (c)	6,659	376,728
Valeo SA	16,826	281,551
Veolia Environnement SA	42,107	899,782
Vinci SA	40,978	3,390,220
Vivendi SA	91,957	1,970,070
		81,360,533
GERMANY — 5.2%
Adidas AG	14,939	3,375,077
Allianz SE	31,801	5,474,117
BASF SE	71,242	3,372,658
Bayer AG	70,241	4,073,253
Bayerische Motoren Werke AG	25,357	1,310,880
Commerzbank AG	52,886	191,990
Continental AG	6,872	494,719
Covestro AG (e)	12,256	374,793
Daimler AG	60,737	1,834,035
Deutsche Bank AG	129,989	851,361
Deutsche Boerse AG	22,789	3,125,655
Deutsche Lufthansa AG	26,890	252,622
Deutsche Post AG	94,293	2,563,297
Deutsche Telekom AG	265,335	3,439,515
E.ON SE	169,524	1,756,123
Fresenius Medical Care AG & Co. KGaA	19,875	1,312,833
Fresenius SE & Co. KGaA	29,730	1,106,839
Henkel AG & Co. KGaA Preference Shares	7,506	602,872
Infineon Technologies AG	46,352	683,046
Merck KGaA	20,000	2,054,492
METRO AG	17,959	155,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,760	2,981,576
Puma SE	5,998	358,023
RWE AG	43,725	1,149,535
SAP SE	78,508	8,855,494
Siemens AG	61,214	5,203,434
Thyssenkrupp AG (b)	35,806	187,326
TUI AG	28,557	128,465
Security Description	Shares	Value
United Internet AG	5,900	$ 173,950
Volkswagen AG	5,061	674,157
Volkswagen AG Preference Shares	9,742	1,142,057
Vonovia SE	24,992	1,230,173
Wirecard AG	8,549	981,658
		61,471,068
GREECE — 0.1%
Alpha Bank AE (b)	140,488	108,059
Hellenic Telecommunications Organization SA	2,673	32,204
JUMBO SA	29,785	402,637
OPAP SA	49,168	373,871
		916,771
HONG KONG — 3.2%
AIA Group, Ltd.	929,400	8,411,592
Alibaba Pictures Group, Ltd. (b)	920,000	118,696
ASM Pacific Technology, Ltd.	9,200	86,173
Bank of East Asia, Ltd.	373,669	804,139
China Everbright, Ltd.	44,000	64,942
China First Capital Group, Ltd. (b)	266,000	6,143
China Gas Holdings, Ltd.	72,400	252,203
China Huishan Dairy Holdings Co., Ltd. (b)(c)(f)	1,418,000	—
China Mobile, Ltd.	479,500	3,566,447
China Resources Land, Ltd.	132,000	544,969
China Traditional Chinese Medicine Holdings Co., Ltd.	374,000	170,331
CK Asset Holdings, Ltd.	226,032	1,237,928
CK Hutchison Holdings, Ltd.	269,532	1,818,695
CLP Holdings, Ltd.	105,000	968,597
Galaxy Entertainment Group, Ltd.	154,000	821,569
Haier Electronics Group Co., Ltd.	103,000	274,413
Hang Lung Properties, Ltd.	408,000	828,539
Hang Seng Bank, Ltd.	58,000	991,498
Henderson Land Development Co., Ltd.	245,317	935,261
Hong Kong & China Gas Co., Ltd.	707,554	1,166,644
Hong Kong Exchanges & Clearing, Ltd.	104,090	3,139,796
Jardine Matheson Holdings, Ltd.	3,200	160,000
Jardine Strategic Holdings, Ltd.	1,000	22,200
Link REIT	308,086	2,611,471
Melco Resorts & Entertainment, Ltd. ADR	11,020	136,648
New World Development Co., Ltd.	850,406	915,040
Sands China, Ltd.	232,800	853,000
Sino Biopharmaceutical, Ltd.	938,000	1,236,806
SJM Holdings, Ltd.	149,000	125,915
SSY Group, Ltd.	280,000	218,917
Sun Art Retail Group, Ltd.	220,500	327,156

6

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sun Hung Kai Properties, Ltd.	191,185	$ 2,520,882
Swire Pacific, Ltd. Class A	98,006	631,591
Techtronic Industries Co., Ltd.	181,500	1,177,857
WH Group, Ltd. (e)	367,601	343,845
Wharf Holdings, Ltd. (c)	6,000	10,636
Wharf Real Estate Investment Co., Ltd. (c)	6,000	24,694
Wheelock & Co., Ltd.	6,000	40,950
		37,566,183
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	82,935	486,910
OTP Bank Nyrt	24,358	703,912
		1,190,822
INDIA — 2.1%
Adani Ports & Special Economic Zone, Ltd.	53,817	178,770
Ambuja Cements, Ltd.	138,787	285,641
Aurobindo Pharma, Ltd.	31,180	170,282
Axis Bank, Ltd.	104,729	524,675
Bajaj Auto, Ltd.	6,362	170,072
Bajaj Finance, Ltd.	19,167	561,395
Bajaj Finserv, Ltd.	2,132	129,389
Bharat Forge, Ltd.	10,344	32,125
Bharat Petroleum Corp., Ltd.	49,587	207,718
Bharti Airtel, Ltd. (b)	89,258	520,201
Bharti Infratel, Ltd.	74,400	157,354
Bosch, Ltd.	154	19,126
Dabur India, Ltd.	65,537	389,880
Dr Reddy's Laboratories, Ltd. ADR	19,539	788,008
Eicher Motors, Ltd.	1,077	186,438
Godrej Consumer Products, Ltd.	42,448	292,250
HCL Technologies, Ltd.	86,933	501,480
Hindalco Industries, Ltd.	60,215	76,173
Hindustan Petroleum Corp., Ltd.	60,958	153,178
Hindustan Unilever, Ltd.	80,467	2,444,816
Housing Development Finance Corp., Ltd.	103,551	2,235,378
ICICI Bank, Ltd. ADR	111,195	945,157
Indian Oil Corp., Ltd.	57,805	62,389
Info Edge India, Ltd.	3,531	94,985
Infosys, Ltd. ADR	340,930	2,799,035
ITC, Ltd.	203,081	460,918
LIC Housing Finance, Ltd.	36,575	113,760
Lupin, Ltd.	24,768	193,050
Mahindra & Mahindra Financial Services, Ltd.	121,234	235,894
Mahindra & Mahindra, Ltd., GDR	69,145	266,900
Marico, Ltd.	103,255	375,138
Maruti Suzuki India, Ltd.	4,690	265,853
Motherson Sumi Systems, Ltd.	29,717	23,981
Nestle India, Ltd.	4,482	965,738
Piramal Enterprises, Ltd.	7,312	90,806
REC, Ltd.	18,434	21,626
Security Description	Shares	Value
Reliance Industries, Ltd. GDR (e)	123,661	$ 3,808,759
Shree Cement, Ltd.	2,182	506,087
Shriram Transport Finance Co., Ltd.	29,592	258,422
State Bank of India (b)	30,750	80,014
Sun Pharmaceutical Industries, Ltd.	60,681	282,585
Tata Consultancy Services, Ltd.	54,875	1,324,595
Tata Motors, Ltd. ADR (b)	39,615	186,983
Tata Power Co., Ltd.	357,524	155,247
Tech Mahindra, Ltd.	42,776	319,755
United Spirits, Ltd. (b)	55,962	358,476
UPL, Ltd.	46,486	200,627
Vedanta, Ltd.	70,008	59,874
Zee Entertainment Enterprises, Ltd.	93,651	153,441
		24,634,444
INDONESIA — 0.4%
Adaro Energy Tbk PT	395,400	24,000
Astra International Tbk PT	2,151,600	514,484
Bank Central Asia Tbk PT	694,800	1,176,815
Bank Mandiri Persero Tbk PT	1,647,300	472,677
Bank Rakyat Indonesia Persero Tbk PT	7,112,600	1,316,987
Bumi Serpong Damai Tbk PT (b)	404,100	16,600
Charoen Pokphand Indonesia Tbk PT	1,373,500	416,008
Gudang Garam Tbk PT	99,800	251,489
Indah Kiat Pulp & Paper Corp. Tbk PT	163,100	40,100
Telekomunikasi Indonesia Persero Tbk PT	5,248,300	1,016,838
United Tractors Tbk PT	51,600	53,467
		5,299,465
IRELAND — 0.5%
Bank of Ireland Group PLC	91,443	172,979
CRH PLC	72,243	1,969,826
Flutter Entertainment PLC (c)	6,897	624,641
James Hardie Industries PLC	91,799	1,040,557
Kerry Group PLC Class A	17,210	1,986,563
Smurfit Kappa Group PLC	17,957	506,770
		6,301,336
ISRAEL — 0.5%
Bank Hapoalim BM	225,688	1,359,570
Bank Leumi Le-Israel BM	231,959	1,285,219
Check Point Software Technologies, Ltd. (b)	6,280	631,391
Nice, Ltd. (b)	10,483	1,551,358
Teva Pharmaceutical Industries, Ltd. ADR (b)	74,639	670,258
		5,497,796

7

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ITALY — 1.2%
Assicurazioni Generali SpA (c)	92,606	$ 1,261,005
Atlantia SpA (c)	59,749	749,346
Enel SpA	528,634	3,676,898
Eni SpA	182,173	1,842,980
Ferrari NV	13,137	2,040,384
Intesa Sanpaolo SpA	953,668	1,557,481
Leonardo SpA	52,143	347,403
Mediobanca Banca di Credito Finanziario SpA	63,350	349,500
Snam SpA	178,967	825,546
Telecom Italia SpA (b)	1,304,393	532,996
UniCredit SpA	122,258	958,753
		14,142,292
JAPAN — 17.3%
Acom Co., Ltd.	45,000	182,993
Aeon Co., Ltd.	59,000	1,311,111
AGC, Inc.	36,200	891,629
Aisin Seiki Co., Ltd.	26,100	644,068
Ajinomoto Co., Inc.	22,900	426,478
Alps Alpine Co., Ltd.	6,100	59,274
Asahi Group Holdings, Ltd.	58,000	1,885,786
Asahi Kasei Corp.	168,200	1,191,602
Astellas Pharma, Inc.	182,100	2,818,666
Bridgestone Corp.	59,400	1,828,412
Canon, Inc.	77,200	1,686,951
Central Japan Railway Co.	13,400	2,149,859
Chiba Bank, Ltd.	192,800	844,745
Chubu Electric Power Co., Inc.	77,400	1,093,014
Concordia Financial Group, Ltd.	196,600	573,656
Credit Saison Co., Ltd.	58,900	685,271
Dai-ichi Life Holdings, Inc.	56,600	679,221
Daiichi Sankyo Co., Ltd.	48,800	3,360,467
Daikin Industries, Ltd.	15,300	1,866,528
Daiwa Securities Group, Inc.	194,600	755,651
Denso Corp.	41,400	1,338,774
Dentsu Group, Inc.	2,200	42,531
East Japan Railway Co.	39,400	2,983,969
Eisai Co., Ltd.	18,100	1,329,731
Electric Power Development Co., Ltd.	18,100	365,169
FANUC Corp.	14,000	1,900,514
Fast Retailing Co., Ltd.	4,100	1,678,283
FUJIFILM Holdings Corp.	55,600	2,801,245
Fujitsu, Ltd.	18,100	1,635,547
Hitachi, Ltd.	77,400	2,253,422
Honda Motor Co., Ltd.	136,000	3,061,276
Hoya Corp.	41,400	3,528,137
Idemitsu Kosan Co., Ltd. (c)	12,500	286,925
Inpex Corp.	76,800	433,105
ITOCHU Corp. (c)	161,600	3,356,843
Japan Real Estate Investment Corp. REIT	220	1,289,982
Japan Retail Fund Investment Corp. REIT	744	842,173
Japan Tobacco, Inc.	77,500	1,432,912
Security Description	Shares	Value
JFE Holdings, Inc.	44,000	$ 286,527
JSR Corp.	41,400	764,302
JXTG Holdings, Inc.	318,908	1,093,601
Kajima Corp.	86,900	892,706
Kamigumi Co., Ltd.	82,700	1,400,358
Kansai Electric Power Co., Inc.	100,300	1,118,161
Kao Corp.	39,300	3,214,478
KDDI Corp.	119,000	3,516,373
Keikyu Corp.	75,611	1,272,615
Keyence Corp.	10,400	3,355,398
Kintetsu Group Holdings Co., Ltd.	32,500	1,505,257
Komatsu, Ltd.	88,700	1,461,284
Konica Minolta, Inc.	100,900	410,311
Kose Corp.	2,200	271,650
Kubota Corp.	120,400	1,540,759
Kyocera Corp.	40,400	2,398,066
LIXIL Group Corp.	41,100	512,061
Makita Corp.	30,500	936,571
Marubeni Corp.	195,600	976,596
Marui Group Co., Ltd. (c)	64,400	1,082,729
Mazda Motor Corp. (c)	15,700	83,186
Mebuki Financial Group, Inc.	234,000	476,865
MEIJI Holdings Co., Ltd.	3,200	227,650
Mitsubishi Chemical Holdings Corp.	196,600	1,170,622
Mitsubishi Corp.	136,900	2,905,899
Mitsubishi Electric Corp.	195,600	2,418,841
Mitsubishi Estate Co., Ltd.	163,418	2,414,448
Mitsubishi Heavy Industries, Ltd.	38,700	979,554
Mitsubishi UFJ Financial Group, Inc.	825,000	3,079,755
Mitsui & Co., Ltd.	192,700	2,683,752
Mitsui Chemicals, Inc.	32,600	619,356
Mitsui Fudosan Co., Ltd.	24,000	415,840
Mizuho Financial Group, Inc.	1,141,500	1,306,928
MS&AD Insurance Group Holdings, Inc.	59,400	1,664,443
Murata Manufacturing Co., Ltd.	52,900	2,681,384
NEC Corp.	17,600	643,157
Nexon Co., Ltd.	19,600	320,448
Nidec Corp.	46,000	2,389,162
Nintendo Co., Ltd.	9,300	3,584,577
Nippon Steel Corp.	65,000	557,186
Nippon Telegraph & Telephone Corp.	115,200	2,748,345
Nippon Yusen KK	13,900	165,582
Nissan Motor Co., Ltd.	196,300	648,424
Nitori Holdings Co., Ltd.	4,100	553,731
Nitto Denko Corp.	18,000	804,502
Nomura Holdings, Inc.	220,200	933,792
NTT Data Corp.	100,900	972,035
NTT DOCOMO, Inc.	121,500	3,800,709
Obayashi Corp.	141,500	1,213,737
Ono Pharmaceutical Co., Ltd.	23,100	531,949
Oriental Land Co., Ltd. (c)	5,800	742,495

8

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ORIX Corp.	159,900	$ 1,926,265
Osaka Gas Co., Ltd.	74,600	1,406,934
Otsuka Holdings Co., Ltd.	13,900	544,772
Panasonic Corp.	197,800	1,511,602
Rakuten, Inc.	54,000	410,171
Recruit Holdings Co., Ltd.	66,200	1,714,559
Resona Holdings, Inc.	59,400	178,935
Rohm Co., Ltd.	15,200	834,940
Ryohin Keikaku Co., Ltd.	14,500	163,059
SBI Holdings, Inc.	18,300	267,495
Secom Co., Ltd.	18,100	1,504,603
Seven & i Holdings Co., Ltd.	60,200	1,994,120
Sharp Corp.	38,000	399,518
Shin-Etsu Chemical Co., Ltd.	32,400	3,220,342
Shionogi & Co., Ltd.	16,300	802,808
Shiseido Co., Ltd.	21,200	1,253,285
Shizuoka Bank, Ltd.	155,600	946,961
Showa Denko KK	4,600	95,319
SMC Corp.	4,200	1,779,908
SoftBank Group Corp.	116,100	4,073,797
Sompo Holdings, Inc.	53,100	1,644,327
Sony Corp.	100,500	5,977,588
Subaru Corp.	21,800	418,714
Sumitomo Chemical Co., Ltd.	196,600	584,582
Sumitomo Corp.	100,800	1,156,882
Sumitomo Electric Industries, Ltd.	77,500	816,961
Sumitomo Mitsui Financial Group, Inc.	63,700	1,547,729
Sumitomo Mitsui Trust Holdings, Inc.	18,000	520,884
Suzuki Motor Corp.	14,600	349,532
Sysmex Corp.	11,600	843,070
T&D Holdings, Inc.	41,100	336,551
Takeda Pharmaceutical Co., Ltd.	112,799	3,456,432
TDK Corp.	16,300	1,265,286
Teijin, Ltd.	65,900	1,117,104
Terumo Corp.	87,700	3,022,037
Tohoku Electric Power Co., Inc.	41,500	400,181
Tokio Marine Holdings, Inc.	59,400	2,723,635
Tokyo Electric Power Co. Holdings, Inc. (b)	136,800	477,732
Tokyo Electron, Ltd.	15,200	2,865,972
Tokyo Gas Co., Ltd.	62,700	1,484,519
Tokyu Corp.	103,800	1,634,570
Toppan Printing Co., Ltd.	100,900	1,547,778
Toray Industries, Inc.	196,600	854,110
Toshiba Corp.	32,200	709,888
Toyota Motor Corp.	169,700	10,219,255
Toyota Tsusho Corp.	49,800	1,174,478
West Japan Railway Co.	18,700	1,281,137
Yakult Honsha Co., Ltd.	3,400	201,251
Yamada Denki Co., Ltd.	119,300	476,294
Yamaha Corp.	25,500	995,623
Yamaha Motor Co., Ltd.	59,500	720,360
Z Holdings Corp.	259,400	836,193
Security Description	Shares	Value
ZOZO, Inc.	10,800	$ 145,160
		204,079,285
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA	29,174	277,249
SES SA	25,669	150,628
		427,877
MACAU — 0.0% (a)
Wynn Macau, Ltd.	55,600	84,502
MALAYSIA — 0.3%
AirAsia Group Bhd	576,200	105,370
AMMB Holdings Bhd	231,100	160,486
British American Tobacco Malaysia Bhd	44,100	105,146
CIMB Group Holdings Bhd	497,677	414,731
Dialog Group Bhd	983,600	692,163
Gamuda Bhd	155,780	102,050
Genting Bhd	204,500	177,517
Genting Malaysia Bhd	515,500	239,851
Genting Plantations Bhd	227,900	501,169
Hong Leong Financial Group Bhd	41,039	129,957
Malaysia Airports Holdings Bhd	169,100	169,100
Petronas Chemicals Group Bhd	17,300	20,223
PPB Group Bhd	148,440	564,210
RHB Bank Bhd	126,810	137,671
Tenaga Nasional Bhd	173,700	483,304
Westports Holdings Bhd	170,900	133,713
		4,136,661
MEXICO — 0.6%
America Movil SAB de CV Series L	2,853,597	1,709,050
Cemex SAB de CV Series CPO (c)	1,685,744	354,262
Fomento Economico Mexicano SAB de CV	268,437	1,638,822
Grupo Financiero Banorte SAB de CV Series O	296,783	822,315
Grupo Mexico SAB de CV Class B	232,940	434,319
Grupo Televisa SAB Series CPO (c)	324,601	377,745
Industrias Penoles SAB de CV	16,758	112,781
Kimberly-Clark de Mexico SAB de CV Class A	326,959	500,628
Wal-Mart de Mexico SAB de CV	310,103	736,948
		6,686,870
NETHERLANDS — 3.3%
Akzo Nobel NV	21,171	1,394,026
ASML Holding NV	31,140	8,284,123
Heineken NV (c)	25,263	2,111,143
ING Groep NV	244,561	1,283,090
Koninklijke Ahold Delhaize NV	123,936	2,894,522
Koninklijke DSM NV	19,923	2,262,564

9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Koninklijke KPN NV	476,574	$ 1,137,876
Koninklijke Philips NV	92,894	3,762,671
NXP Semiconductors NV	20,292	1,682,815
Prosus NV (b)	32,404	2,245,317
Royal Dutch Shell PLC Class A	265,520	4,671,796
Royal Dutch Shell PLC Class B	275,087	4,638,199
Wolters Kluwer NV	36,661	2,581,724
		38,949,866
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	57,638	587,394
Meridian Energy, Ltd.	231,195	553,739
Spark New Zealand, Ltd.	168,981	409,237
		1,550,370
NORWAY — 0.4%
DNB ASA	107,236	1,192,249
Equinor ASA	90,822	1,134,302
Norsk Hydro ASA	151,160	325,611
Telenor ASA	77,200	1,116,720
Yara International ASA	19,744	619,150
		4,388,032
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,420	141,572
Credicorp, Ltd.	7,484	1,070,736
		1,212,308
PHILIPPINES — 0.2%
Ayala Land, Inc.	538,000	319,457
BDO Unibank, Inc.	40,747	82,920
Globe Telecom, Inc.	2,880	109,288
GT Capital Holdings, Inc.	8,998	72,005
JG Summit Holdings, Inc.	255,260	262,487
Jollibee Foods Corp.	110,460	231,084
Megaworld Corp.	1,757,600	86,394
Metro Pacific Investments Corp.	3,813,500	181,453
PLDT, Inc. ADR (c)	16,327	335,683
SM Prime Holdings, Inc.	571,900	319,347
Universal Robina Corp.	64,930	132,771
		2,132,889
POLAND — 0.1%
Bank Millennium SA (b)	131,888	102,310
CCC SA	7,850	56,661
CD Projekt SA	6,888	479,432
LPP SA	48	60,441
Orange Polska SA (b)	95,345	136,240
Polski Koncern Naftowy ORLEN SA	18,385	246,550
Powszechna Kasa Oszczednosci Bank Polski SA	49,786	271,135
Santander Bank Polska SA	3,740	156,227
		1,508,996
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	168,203	675,124
Security Description	Shares	Value
Jeronimo Martins SGPS SA	21,319	$ 384,569
		1,059,693
QATAR — 0.2%
Commercial Bank PQSC	298,713	319,716
Qatar Electricity & Water Co. QSC	110,823	414,863
Qatar National Bank QPSC	257,877	1,189,875
		1,924,454
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	27,634	116,044
RUSSIA — 0.8%
Gazprom PJSC ADR	460,267	2,135,179
LUKOIL PJSC ADR	44,113	2,609,725
Magnit PJSC GDR	8,410	75,370
MMC Norilsk Nickel PJSC ADR (c)	39,361	954,898
Mobile TeleSystems PJSC ADR	93,077	707,385
Sberbank of Russia PJSC ADR	120,102	1,144,572
Surgutneftegas PJSC ADR	129,783	607,384
Tatneft PJSC ADR	37,423	1,581,122
		9,815,635
SAUDI ARABIA — 0.5%
Bank AlBilad	37,916	206,282
Bupa Arabia for Cooperative Insurance Co.	4,296	104,513
Co. for Cooperative Insurance (b)	19,229	310,162
Dar Al Arkan Real Estate Development Co. (b)	230,584	503,271
Emaar Economic City (b)	554,783	1,010,039
Etihad Etisalat Co. (b)	48,224	278,023
Jarir Marketing Co.	25,466	866,264
National Commercial Bank	19,715	182,090
Riyad Bank	76,876	306,113
Saudi Airlines Catering Co.	53,955	1,084,270
Saudi Cement Co.	1,822	23,763
Saudi Electricity Co.	67,245	284,945
Saudi Telecom Co.	20,280	472,318
Savola Group (b)	19,755	187,717
		5,819,770
SINGAPORE — 1.0%
CapitaLand, Ltd.	397,400	795,442
DBS Group Holdings, Ltd.	216,358	2,821,763
Singapore Exchange, Ltd.	397,400	2,564,951
Singapore Press Holdings, Ltd. (c)	594,300	763,823
Singapore Telecommunications, Ltd.	964,700	1,720,924
United Overseas Bank, Ltd.	200,529	2,739,256
Venture Corp., Ltd.	5,700	54,324
		11,460,483
SOUTH AFRICA — 1.1%
Anglo American Platinum, Ltd.	7,362	310,882

10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Anglo American PLC	95,666	$ 1,680,149
AngloGold Ashanti, Ltd.	41,472	740,993
Aspen Pharmacare Holdings, Ltd. (b)	34,494	178,534
Bid Corp., Ltd. (c)	23,089	274,948
Bidvest Group, Ltd.	28,123	230,212
Capitec Bank Holdings, Ltd.	5,139	253,209
Discovery, Ltd. (c)	75,804	330,889
Exxaro Resources, Ltd.	20,836	115,485
FirstRand, Ltd.	321,583	725,092
Foschini Group, Ltd.	30,764	116,562
Gold Fields, Ltd.	76,046	392,919
Mr. Price Group, Ltd.	31,144	198,931
MTN Group, Ltd.	125,089	338,917
MultiChoice Group, Ltd. (b)	32,878	157,892
Naspers, Ltd. Class N	32,404	4,633,282
Nedbank Group, Ltd.	15,579	72,103
Old Mutual, Ltd. (c)	534,473	345,542
PSG Group, Ltd.	16,181	117,000
Rand Merchant Investment Holdings, Ltd. (c)	36,311	44,809
Remgro, Ltd.	38,567	265,326
Sanlam, Ltd.	226,340	647,464
Sasol, Ltd. (b)	43,386	89,711
Sibanye Stillwater, Ltd. (b)	86,025	108,711
Standard Bank Group, Ltd.	130,239	747,234
Woolworths Holdings, Ltd.	61,799	95,501
		13,212,297
SOUTH KOREA — 3.4%
Amorepacific Corp.	626	86,648
Amorepacific Corp. Preference Shares	2,335	114,319
AMOREPACIFIC Group	534	24,302
BGF retail Co., Ltd.	849	92,059
Celltrion Healthcare Co., Ltd. (b)	1,620	119,369
Celltrion, Inc. (b)(c)	8,153	1,533,690
CJ CheilJedang Corp.	2,610	463,104
CJ Corp.	858	45,460
Coway Co., Ltd.	3,478	165,136
E-MART, Inc.	3,056	267,354
Hana Financial Group, Inc.	31,488	597,505
Hanmi Pharm Co., Ltd.	481	103,324
HDC Hyundai Development Co-Engineering & Construction Class E (c)	10,808	138,058
Helixmith Co., Ltd. (b)	1,185	66,874
HLB, Inc. (b)	3,100	229,186
Hotel Shilla Co., Ltd.	3,769	218,273
Hyundai Department Store Co., Ltd.	5,149	248,705
Hyundai Engineering & Construction Co., Ltd.	3,114	70,217
Hyundai Heavy Industries Holdings Co., Ltd.	912	147,961
Hyundai Mobis Co., Ltd.	4,285	596,630
Security Description	Shares	Value
Hyundai Motor Co.	12,508	$ 911,373
Hyundai Steel Co.	7,248	106,873
KB Financial Group, Inc.	37,518	1,064,810
Kia Motors Corp.	23,442	500,671
Korea Aerospace Industries, Ltd.	4,952	85,221
Korea Electric Power Corp. ADR (b)(c)	47,961	362,106
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,181	334,519
Korea Zinc Co., Ltd.	2,734	799,527
KT&G Corp.	15,167	930,689
LG Chem, Ltd.	1,644	411,895
LG Chem, Ltd. Preference Shares	631	76,714
LG Electronics, Inc.	15,130	599,060
LG Household & Health Care, Ltd.	1,334	1,227,322
Lotte Chemical Corp.	2,044	324,058
NAVER Corp.	13,970	1,950,877
NCSoft Corp.	2,262	1,211,504
Pearl Abyss Corp. (b)	858	126,161
POSCO ADR	28,620	934,443
Samsung Biologics Co., Ltd. (b)(e)	625	247,464
Samsung C&T Corp.	4,960	365,068
Samsung Electro-Mechanics Co., Ltd.	3,075	246,788
Samsung Electronics Co., Ltd. GDR	14,032	13,933,776
Samsung Electronics Co., Ltd. Preference Shares	29,824	982,415
Samsung Fire & Marine Insurance Co., Ltd.	4,715	596,468
Samsung Heavy Industries Co., Ltd. (b)	35,868	114,910
Samsung SDI Co., Ltd.	2,765	546,254
Samsung SDS Co., Ltd.	1,949	239,352
Samsung Securities Co., Ltd.	29,516	711,623
Shinhan Financial Group Co., Ltd.	43,876	1,030,808
SK Holdings Co., Ltd.	4,687	644,903
SK Hynix, Inc.	39,005	2,669,008
SK Innovation Co., Ltd.	6,874	491,262
SK Telecom Co., Ltd. ADR	19,407	315,752
		40,421,848
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	38,815	758,737
Aena SME SA (e)	1,010	110,290
Amadeus IT Group SA	24,313	1,152,466
Banco Bilbao Vizcaya Argentaria SA	455,957	1,458,622
Banco de Sabadell SA	353,694	182,015
Banco Santander SA	1,141,145	2,777,206
CaixaBank SA	85,108	158,754
Ferrovial SA	76,854	1,844,255

11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	558,014	$ 5,500,733
Industria de Diseno Textil SA	93,739	2,433,553
Mapfre SA	227,192	388,014
Naturgy Energy Group SA (c)	33,229	587,562
Repsol SA	116,797	1,067,792
Telefonica SA	355,821	1,629,438
		20,049,437
SWEDEN — 1.6%
Assa Abloy AB Class B	103,984	1,969,962
Atlas Copco AB Class B	86,213	2,549,573
Epiroc AB Class B	86,213	856,413
Essity AB Class B	5,458	168,571
Hennes & Mauritz AB Class B (c)	73,422	948,557
Husqvarna AB Class B	121,794	613,906
Sandvik AB	97,400	1,388,592
Securitas AB Class B	64,728	701,982
Skandinaviska Enskilda Banken AB Class A	115,821	785,334
Skanska AB Class B (b)	64,534	986,473
SKF AB Class B (c)	42,451	585,711
Svenska Handelsbanken AB Class A (b)	142,241	1,193,609
Swedbank AB Class A	70,551	789,343
Tele2 AB Class B	71,344	960,595
Telefonaktiebolaget LM Ericsson Class B	271,364	2,220,169
Telia Co. AB (c)	156,562	564,133
Volvo AB Class B	111,362	1,343,173
		18,626,096
SWITZERLAND — 7.6%
ABB, Ltd.	189,103	3,323,546
Adecco Group AG	16,031	631,928
Alcon, Inc. (b)	34,551	1,761,564
Cie Financiere Richemont SA	40,566	2,224,621
Coca-Cola HBC AG	12,820	276,116
Credit Suisse Group AG	133,771	1,106,060
Geberit AG	4,341	1,911,287
Givaudan SA	1,156	3,578,337
Glencore PLC	809,662	1,242,878
Julius Baer Group, Ltd.	14,417	492,164
Kuehne + Nagel International AG	9,309	1,278,177
LafargeHolcim, Ltd.	27,557	1,007,096
Lonza Group AG	5,167	2,147,866
Nestle SA	223,807	23,004,089
Novartis AG	171,134	14,123,353
Roche Holding AG	51,367	16,672,840
SGS SA	775	1,795,824
Sika AG	9,262	1,531,142
Sonova Holding AG	2,351	423,766
STMicroelectronics NV	43,133	940,638
Swatch Group AG	4,551	909,918
Swiss Re AG	27,049	2,084,413
Temenos AG	4,528	593,874
Security Description	Shares	Value
UBS Group AG	276,848	$ 2,588,359
Zurich Insurance Group AG	12,605	4,473,730
		90,123,586
TAIWAN — 3.4%
Acer, Inc.	440,000	226,973
Advantech Co., Ltd.	33,599	277,200
Airtac International Group	17,000	253,526
ASE Technology Holding Co., Ltd.	171,000	331,353
Asustek Computer, Inc.	11,000	74,384
AU Optronics Corp. ADR	264,770	526,892
Catcher Technology Co., Ltd.	43,000	277,979
Cathay Financial Holding Co., Ltd.	244,595	285,508
Chicony Electronics Co., Ltd.	173,443	434,733
China Airlines, Ltd.	1,058,000	231,251
China Development Financial Holding Corp.	460,000	112,865
China Life Insurance Co., Ltd. (b)	238,768	133,037
Chunghwa Telecom Co., Ltd. ADR (c)	70,914	2,522,411
Compal Electronics, Inc.	243,000	139,011
CTBC Financial Holding Co., Ltd.	635,558	376,188
Delta Electronics, Inc.	139,785	556,986
E.Sun Financial Holding Co., Ltd.	1,011,062	810,749
Eclat Textile Co., Ltd.	18,650	148,317
Eva Airways Corp.	650,751	191,299
Feng TAY Enterprise Co., Ltd.	45,139	194,040
Formosa Plastics Corp.	392,000	973,470
Foxconn Technology Co., Ltd.	24,240	39,677
Fubon Financial Holding Co., Ltd.	416,000	516,535
Giant Manufacturing Co., Ltd.	88,000	389,928
Globalwafers Co., Ltd.	28,000	315,725
Highwealth Construction Corp.	437,400	585,774
Hiwin Technologies Corp.	24,585	162,998
Hon Hai Precision Industry Co., Ltd. GDR	693,618	3,218,387
Hotai Motor Co., Ltd.	7,000	113,652
Innolux Corp.	353,000	61,048
Largan Precision Co., Ltd.	7,000	886,530
MediaTek, Inc.	157,000	1,700,230
Mega Financial Holding Co., Ltd.	25,948	24,411
Micro-Star International Co., Ltd.	79,000	231,711
Pegatron Corp.	48,000	92,059
Phison Electronics Corp.	40,000	328,026
Pou Chen Corp.	151,000	128,074
Powertech Technology, Inc.	168,000	477,199
President Chain Store Corp.	35,000	327,530
Ruentex Development Co., Ltd.	70,913	89,575
Standard Foods Corp.	236,822	477,693

12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	935,151	$ 361,796
Taiwan Business Bank	2,373,651	760,567
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	343,930	16,436,415
Uni-President Enterprises Corp.	426,000	924,081
United Microelectronics Corp. ADR	600,719	1,303,560
Walsin Technology Corp.	37,000	196,981
Win Semiconductors Corp.	42,000	365,954
Yageo Corp.	21,169	192,150
Zhen Ding Technology Holding, Ltd.	147,000	452,061
		40,238,499
THAILAND — 0.4%
Bangkok Bank PCL	199,876	621,234
Bumrungrad Hospital PCL	76,300	265,048
Central Pattana PCL	239,100	311,466
CP ALL PCL NVDR	357,400	664,322
Energy Absolute PCL	42,100	43,296
Indorama Ventures PCL	143,700	93,706
IRPC PCL	5,043,100	328,856
Kasikornbank PCL	94,100	260,931
Minor International PCL	360,200	184,394
PTT PCL	1,141,220	1,069,323
Siam Commercial Bank PCL NVDR	115,200	243,090
Thai Union Group PCL Class F	281,300	118,289
TMB Bank PCL	3,405,976	91,331
		4,295,286
TURKEY — 0.1%
Akbank T.A.S. (b)	565,257	480,322
Turkiye Garanti Bankasi A/S (b)	381,901	471,129
Turkiye Is Bankasi A/S Class C (b)	530,763	380,137
		1,331,588
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	142,257	179,315
DP World PLC	13,223	198,477
Emaar Malls PJSC	1,008,188	293,689
Emaar Properties PJSC	160,297	96,881
Emirates Telecommunications Group Co. PJSC	14,924	56,963
First Abu Dhabi Bank PJSC	113,195	297,383
		1,122,708
UNITED KINGDOM — 9.3%
3i Group PLC	111,851	1,098,699
Associated British Foods PLC	11,949	268,765
AstraZeneca PLC	88,763	7,942,052
Auto Trader Group PLC (e)	64,804	352,833
Aviva PLC	288,959	962,021
BAE Systems PLC	247,623	1,602,136
Security Description	Shares	Value
Barclays PLC	1,201,618	$ 1,402,189
Barratt Developments PLC	44,557	243,646
Berkeley Group Holdings PLC	3,938	176,518
BP PLC	1,421,222	6,065,646
British American Tobacco PLC	162,232	5,549,993
British Land Co. PLC REIT	215,549	898,562
BT Group PLC	562,345	822,093
Burberry Group PLC	43,361	712,124
Centrica PLC	650,261	307,036
CNH Industrial NV	67,112	384,099
Compass Group PLC	151,273	2,370,897
Diageo PLC	176,334	5,655,263
Experian PLC	75,819	2,116,205
Fiat Chrysler Automobiles NV	78,841	568,533
G4S PLC	117,088	134,004
GlaxoSmithKline PLC	342,014	6,423,121
HSBC Holdings PLC	1,342,133	7,559,529
Imperial Brands PLC	79,322	1,472,183
InterContinental Hotels Group PLC	12,731	554,950
ITV PLC	53,138	43,500
J Sainsbury PLC	199,304	519,955
Land Securities Group PLC REIT	100,411	693,242
Legal & General Group PLC	90,398	217,284
Lloyds Banking Group PLC	4,034,489	1,600,821
M&G PLC (b)	136,901	191,139
Marks & Spencer Group PLC	200,476	246,691
Micro Focus International PLC	19,950	98,948
National Grid PLC	385,702	4,527,126
Next PLC	16,692	842,792
Pearson PLC	89,839	615,574
Persimmon PLC	14,584	346,569
Prudential PLC	136,901	1,757,766
Reckitt Benckiser Group PLC	46,625	3,555,480
RELX PLC (d)	130,786	2,808,752
RELX PLC (d)	65,235	1,402,235
Rio Tinto PLC	86,383	3,982,908
Rio Tinto, Ltd.	27,841	1,441,080
Rolls-Royce Holdings PLC	146,461	618,544
Royal Bank of Scotland Group PLC	219,702	307,562
RSA Insurance Group PLC	92,906	484,296
Sage Group PLC	180,610	1,325,321
Segro PLC REIT	94,389	894,168
Severn Trent PLC	59,076	1,670,130
Smith & Nephew PLC	121,203	2,155,848
Smiths Group PLC	29,843	453,667
SSE PLC	133,080	2,153,414
Standard Chartered PLC	203,892	1,127,053
Standard Life Aberdeen PLC	226,738	629,481
Taylor Wimpey PLC	176,583	257,271
Tesco PLC	728,253	2,066,058
Unilever NV	118,161	5,809,067
Unilever PLC	91,450	4,621,350
United Utilities Group PLC	87,535	979,890

13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Vodafone Group PLC	2,005,073	$ 2,809,395
Whitbread PLC	12,817	481,541
WPP PLC	106,597	728,813
		110,107,828
UNITED STATES — 0.1%
Ferguson PLC	18,739	1,174,783
Ovintiv, Inc. (c)	23,013	62,409
		1,237,192
TOTAL COMMON STOCKS (Cost $1,459,753,628)		1,171,240,172

WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (b) (Cost: $0)	14,555	625
SHORT-TERM INVESTMENT — 1.1%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $13,260,016)	13,260,016	13,260,016
TOTAL INVESTMENTS — 100.3% (Cost $1,473,013,644)		1,184,500,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,433,674)
NET ASSETS — 100.0%		$ 1,181,067,139

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,168,734,463	$2,505,709	$ 0(a)	$1,171,240,172
Warrants	625	—	—	625
Short-Term Investment	13,260,016	—	—	13,260,016
TOTAL INVESTMENTS	$1,181,995,104	$2,505,709	$ 0	$1,184,500,813
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
14

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$ 230,099	$ 36,839,743	$ 37,069,853	$11	$—	—	$ —	$ 16,793
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,704,401	3,704,401	—	—	—	—	2,179
State Street Navigator Securities Lending Portfolio II	—	—	158,131,145	144,871,129	—	—	13,260,016	13,260,016	80,292
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$227,647,595	$265,201,579	$11	$—		$13,260,016	$131,222
15

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 3.6%
AES Tiete Energia SA	52,661	$ 133,211
Alliar Medicos A Frente SA	21,940	38,071
Alupar Investimento SA	67,657	293,503
Anima Holding SA	106,999	393,412
Arezzo Industria e Comercio SA	49,023	348,490
Banco ABC Brasil SA Preference Shares	95,027	242,578
BK Brasil Operacao e Assessoria a Restaurantes SA	88,215	154,095
BR Properties SA (a)	123,793	218,630
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	40,811
Camil Alimentos SA	47,104	70,748
Cia de Locacao das Americas	149,715	302,802
Cia de Saneamento do Parana Preference Shares	402,981	373,720
Cia de Saneamento do Parana	71,535	328,946
Cia Ferro Ligas da Bahia - FERBASA	55,723	139,345
Cia Hering	127,942	367,057
Construtora Tenda SA	54,505	216,692
CVC Brasil Operadora e Agencia de Viagens SA	111,310	238,218
Direcional Engenharia SA	175,468	283,504
Dommo Energia SA (a)	97,825	11,694
EcoRodovias Infraestrutura e Logistica SA (a)	148,235	270,085
Enauta Participacoes SA	109,293	192,811
Even Construtora e Incorporadora SA (a)	78,504	92,481
Ez Tec Empreendimentos e Participacoes SA	103,170	590,782
Fleury SA	113,591	443,273
Gafisa SA (a)	131,329	96,219
Grendene SA	154,375	224,124
Grupo SBF SA (a)	16,300	75,614
Iguatemi Empresa de Shopping Centers SA	47,614	286,881
Instituto Hermes Pardini SA	56,154	208,090
International Meal Co. Alimentacao SA Class A	33,055	17,462
Iochpe Maxion SA	112,894	239,867
JHSF Participacoes SA	59,300	40,017
JSL SA	8,300	20,724
Light SA	148,990	277,205
Linx SA	100,408	322,329
LOG Commercial Properties e Participacoes SA	20,103	84,883
Log-in Logistica Intermodal SA (a)	46,400	127,572
Mahle-Metal Leve SA	40,114	135,657
Marcopolo SA Preference Shares	522,524	248,840
Marfrig Global Foods SA (a)	274,557	468,482
Marisa Lojas SA (a)	17,100	15,166
Security Description	Shares	Value
Metalurgica Gerdau SA Preference Shares	509,803	$ 457,059
Minerva SA (a)	118,096	181,017
Movida Participacoes SA	148,850	232,175
MRV Engenharia e Participacoes SA	266,188	628,184
Nexa Resources SA (b)	26,787	93,219
Oi SA (a)	3,554,952	342,705
Omega Geracao SA (a)	54,740	286,861
Paranapanema SA (a)	12,561	26,301
Petro Rio SA (a)	33,900	109,152
Qualicorp Consultoria e Corretora de Seguros SA	160,968	732,434
Randon SA Implementos e Participacoes Preference Shares	224,908	236,330
Santos Brasil Participacoes SA	178,625	154,290
Sao Martinho SA	108,214	308,372
Ser Educacional SA (c)	60,530	176,574
SLC Agricola SA	83,731	366,462
Smiles Fidelidade SA	42,670	101,603
Tegma Gestao Logistica SA	50,626	201,953
Tupy SA	38,319	96,932
Unipar Carbocloro SA Preference Shares	32,701	151,318
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	81,766	145,983
Vulcabras Azaleia SA (a)	151,735	119,069
Wiz Solucoes e Corretagem de Seguros SA	99,468	172,984
		13,995,068
BRITISH VIRGIN ISLANDS — 0.0% (d)
Asiainfo Technologies, Ltd. (c)	88,400	117,701
CAYMAN ISLANDS — 0.1%
CooTek Cayman, Inc. (a)(b)	10,300	72,100
Homeland Interactive Technology, Ltd.	294,000	117,966
Wanka Online, Inc.	346,494	55,432
		245,498
CHILE — 0.8%
Besalco SA	134,756	45,365
CAP SA	65,034	280,106
Engie Energia Chile SA	171,875	190,363
Inversiones Aguas Metropolitanas SA	498,030	380,978
Inversiones La Construccion SA	44,845	288,331
Ripley Corp. SA	1,050,659	239,823
Salfacorp SA	467,605	153,615
SMU SA	2,239,070	339,255
Sociedad Matriz SAAM SA	6,536,440	375,781
SONDA SA	237,202	125,060
Vina Concha y Toro SA	617,778	782,805
		3,201,482

16

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CHINA — 22.3%
21Vianet Group, Inc. ADR (a)	59,114	$ 819,320
360 Finance, Inc. ADR (a)(b)	29,191	233,528
361 Degrees International, Ltd.	1,010,000	165,490
500.com, Ltd. Class A, ADR (a)(b)	20,943	94,662
51 Credit Card, Inc. (a)	416,500	36,540
5I5J Holding Group Co., Ltd. Class A	167,790	77,880
9F, Inc. (b)	17,284	163,334
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	40,038
Aerospace CH UAV Co., Ltd.	30,400	47,992
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	33,154	45,277
AK Medical Holdings, Ltd. (c)	238,000	522,004
Alpha Group Class A (a)	119,600	122,330
Anhui Construction Engineering Class A	104,100	61,389
Anhui Expressway Co., Ltd. Class H	288,000	141,940
Anhui Guangxin Agrochemical Co., Ltd. Class A	24,200	53,192
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	47,300
Anhui Jianghuai Automobile Group Corp., Ltd. Class A (a)	109,400	76,707
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	63,800	41,854
Anhui Jinhe Industrial Co., Ltd. Class A	18,400	52,540
Anhui Sun-Create Electronics Co., Ltd. Class A	6,394	33,412
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	54,184
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (a)	52,500	55,254
Anhui Xinhua Media Co., Ltd. Class A	59,200	39,588
Anhui Zhongding Sealing Parts Co., Ltd. Class A	49,300	64,614
Anton Oilfield Services Group (b)	1,484,000	94,774
Aoyuan Healthy Life Group, Co.	19,000	15,958
Apeloa Pharmaceutical Co., Ltd. Class A	42,900	120,078
ArtGo Holdings, Ltd. (a)(b)	1,340,000	20,919
Ascletis Pharma, Inc. (a)(c)	229,000	85,680
Asia Cement China Holdings Corp.	190,500	193,919
Aurora Mobile, Ltd. ADR (a)(b)	13,368	30,613
Avic Heavy Machinery Co., Ltd. Class A	39,700	49,568
Baosheng Science and Technology Innovation Co., Ltd. Class A	203,400	116,791
Befar Group Co., Ltd. Class A	59,040	37,149
Security Description	Shares	Value
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	28,300	$ 61,605
Beijing BDStar Navigation Co., Ltd. Class A	20,400	72,037
Beijing Capital Land, Ltd. Class H	1,252,400	274,688
Beijing Changjiu Logistics Corp. Class A	32,680	40,296
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,083,885	62,458
Beijing GeoEnviron Engineering & Technology, Inc. Class A	48,400	74,291
Beijing Hualian Department Store Co., Ltd. Class A	201,400	57,963
Beijing Jingneng Clean Energy Co., Ltd. Class H	604,000	87,278
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	51,900	64,434
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,900	47,035
Beijing North Star Co., Ltd. Class A	296,700	110,925
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	179,300	76,646
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	68,309
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	46,900	65,769
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	45,089
Berry Genomics Co., Ltd. Class A (a)	32,200	161,722
BEST, Inc. ADR (a)	136,520	730,382
Bestsun Energy Co., Ltd. Class A	84,000	63,875
Bestway Global Holding, Inc. (c)	50,000	11,225
Bethel Automotive Safety Systems Co., Ltd. Class A	27,700	87,068
Better Life Commercial Chain Share Co., Ltd. Class A	71,200	94,623
Biem.L.Fdlkk Garment Co., Ltd. Class A	16,900	48,209
Bitauto Holdings, Ltd. ADR (a)	25,705	267,075
Blue Sail Medical Co., Ltd. Class A	49,100	112,979
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	—
Bright Dairy & Food Co., Ltd. Class A	37,300	60,990
Bright Real Estate Group Co., Ltd. Class A	118,300	50,570
Bright Scholar Education Holdings, Ltd. ADR	20,634	138,867
C&D International Investment Group, Ltd.	31,000	42,795
Camel Group Co., Ltd. Class A	61,800	73,412
Cangzhou Dahua Co., Ltd. Class A	26,900	31,081

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CanSino Biologics, Inc. Class H (a)(c)	21,200	$ 341,896
CAR, Inc. (a)(b)	229,000	127,930
CCOOP Group Co., Ltd. Class A (a)	313,500	88,457
CCS Supply Chain Management Co., Ltd. Class A	46,815	38,769
CECEP Wind-Power Corp. Class A	197,600	59,657
Center International Group Co., Ltd. Class A	30,300	37,318
Central China Real Estate, Ltd.	436,000	222,756
CGN New Energy Holdings Co Ltd (a)(c)	1,918,000	398,403
CGN Nuclear Technology Development Co., Ltd. Class A	45,900	43,516
Chacha Food Co., Ltd. Class A	18,800	119,645
Changyou.com, Ltd. ADR	17,707	189,465
Chaowei Power Holdings, Ltd.	783,000	196,990
Cheetah Mobile, Inc. ADR	42,724	89,293
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	80,800	137,475
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	79,066
Chengtun Mining Group Co., Ltd. Class A	119,800	69,464
China Aerospace International Holdings, Ltd.	2,420,000	109,278
China Aircraft Leasing Group Holdings, Ltd.	549,500	484,213
China Baoan Group Co., Ltd. Class A	96,100	79,720
China Bester Group Telecom Co., Ltd. Class A	11,500	33,584
China BlueChemical, Ltd. Class H	2,000,000	309,641
China Building Material Test & Certification Group Co., Ltd. Class A	17,800	50,927
China CAMC Engineering Co., Ltd. Class A	76,800	89,388
China CYTS Tours Holding Co., Ltd. Class A	61,900	84,621
China Datang Corp. Renewable Power Co., Ltd. Class H	1,431,000	103,389
China Dili Group (a)(b)	1,675,600	395,612
China Dongxiang Group Co., Ltd.	4,538,000	392,272
China Electronics Optics Valley Union Holding Co., Ltd.	1,552,000	66,077
China Everbright Greentech, Ltd. (b)(c)	294,000	124,035
China Express Airlines Co., Ltd. Class A	32,400	59,560
China Fangda Group Co., Ltd. Class B	483,850	152,317
China Foods, Ltd.	782,000	286,532
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
Security Description	Shares	Value
China Harmony New Energy Auto Holding, Ltd. (b)	750,000	$ 324,156
China High Speed Railway Technology Co., Ltd. Class A	187,300	82,972
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	194,731
China Index Holdings, Ltd. ADR (a)(b)	38,732	52,288
China Kepei Education Group, Ltd.	34,000	17,766
China Lilang, Ltd.	644,000	372,230
China Logistics Property Holdings Co., Ltd. (a)(c)	1,295,000	474,500
China Maple Leaf Educational Systems, Ltd. (b)	1,390,000	430,402
China Meidong Auto Holdings, Ltd.	372,000	581,692
China Metal Resources Utilization, Ltd. (a)(b)(c)	364,000	138,069
China Minmetals Rare Earth Co., Ltd. Class A (a)	43,800	61,731
China Modern Dairy Holdings, Ltd. (a)	2,530,000	235,018
China New Higher Education Group, Ltd. (b)(c)	338,000	124,282
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A	73,700	46,477
China Oriental Group Co., Ltd.	374,000	96,022
China Overseas Grand Oceans Group, Ltd.	1,183,000	692,929
China Overseas Property Holdings, Ltd.	1,781,232	1,677,611
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	38,224
China Rare Earth Holdings, Ltd. (a)(b)	1,892,400	73,246
China Renaissance Holdings, Ltd. (a)(c)	40,900	62,794
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	50,600	90,446
China Resources Medical Holdings Co., Ltd.	645,500	346,448
China SCE Group Holdings, Ltd.	2,435,800	1,084,198
China Science Publishing & Media, Ltd. Class A	29,000	38,213
China Shineway Pharmaceutical Group, Ltd.	365,000	274,542
China Silver Group, Ltd. (a)	1,026,000	75,452
China South City Holdings, Ltd.	1,034,000	100,053
China Suntien Green Energy Corp., Ltd. Class H	1,678,000	292,263
China Tian Lun Gas Holdings, Ltd.	197,500	150,337
China Tianying, Inc. Class A (a)	134,600	87,731

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Travel International Investment Hong Kong, Ltd.	3,602,000	$ 450,779
China Union Holdings, Ltd. Class A	82,200	39,081
China West Construction Group Co., Ltd. Class A	84,700	119,853
China Xinhua Education Group, Ltd. (c)	541,000	147,275
China Yongda Automobiles Services Holdings, Ltd.	843,000	688,461
China Yuhua Education Corp., Ltd. (c)	630,000	466,552
China Yurun Food Group, Ltd. (a)(b)	466,000	39,079
China ZhengTong Auto Services Holdings, Ltd. (b)	616,500	98,629
China Zhenhua Group Science & Technology Co., Ltd. Class A	6,000	15,897
China Zhonghua Geotechnical Engineering Group Co., Ltd. Class A	156,800	83,397
Chinasoft International, Ltd. (b)	1,952,000	1,019,959
Chlitina Holding, Ltd.	72,678	414,561
Chong Sing Holdings FinTech Group (a)(b)	9,212,000	14,262
Chongqing Department Store Co., Ltd. Class A	20,300	79,502
Chongqing Dima Industry Co., Ltd. Class A	98,000	38,574
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	55,109
CIMC Enric Holdings, Ltd.	324,000	133,347
Cinda Real Estate Co., Ltd. Class A	92,500	45,544
Cisen Pharmaceutical Co., Ltd. Class A	26,900	63,719
CITIC Guoan Information Industry Co., Ltd. Class A (a)	216,500	95,296
CITIC Resources Holdings, Ltd.	3,469,000	123,079
CITIC Telecom International Holdings, Ltd.	1,979,000	656,186
CMST Development Co., Ltd. Class A	124,100	79,486
CNHTC Jinan Truck Co., Ltd. Class A	33,900	96,752
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	49,535
COFCO Biotechnology Co., Ltd. Class L	106,600	118,358
COFCO Meat Holdings, Ltd. (a)(b)	285,000	78,320
Colour Life Services Group Co., Ltd. (b)	538,000	222,116
Consun Pharmaceutical Group, Ltd.	530,600	240,283
Cosmo Lady China Holdings Co., Ltd. (c)	357,000	42,374
Security Description	Shares	Value
CPMC Holdings, Ltd. (b)	549,000	$ 177,076
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	68,800	50,084
Crystal International Group, Ltd. (c)	379,500	117,019
CSG Holding Co., Ltd. Class A	259,050	160,440
CSG Holding Co., Ltd. Class B	548,650	151,481
CSSC Science & Technology Co., Ltd. Class A	34,500	54,854
CStone Pharmaceuticals (a)(c)	262,000	294,082
CT Environmental Group, Ltd. (a)(b)(e)	3,217,900	70,578
CTS International Logistics Corp., Ltd. Class A	52,100	40,794
CWT International, Ltd. (a)(e)	3,934,000	50,248
D&O Home Collection Co., Ltd. Class A	26,900	88,197
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	109,940	268,948
DaFa Properties Group, Ltd.	31,000	19,198
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	43,676
Dalian My Gym Education Technology Co., Ltd. Class A	44,770	66,319
Daqo New Energy Corp. ADR (a)	8,926	516,994
Dare Power Dekor Home Co., Ltd. Class A	37,000	57,106
Datong Coal Industry Co., Ltd. Class A (a)	161,000	79,953
Dazhong Transportation Group Co., Ltd. Class B	248,500	88,963
Dazzle Fashion Co., Ltd. Class A	15,400	45,647
Deppon Logistics Co., Ltd. Class A	49,200	72,049
Digital China Group Co., Ltd. Class A	32,800	116,287
Digital China Information Service Co., Ltd. Class A	39,400	83,378
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	43,564
Dongjiang Environmental Co., Ltd. Class A	41,500	55,386
Dongjiang Environmental Co., Ltd. Class H (b)	156,400	107,752
Dongyue Group, Ltd.	549,000	218,866
Duiba Group, Ltd.	122,400	40,111
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	66,065
Easysight Supply Chain Management Co., Ltd. Class A (a)	62,000	105,488
E-House China Enterprise Holdings, Ltd. (b)	252,000	211,005
Elion Clean Energy Co., Ltd. Class A	129,300	66,217
Eternal Asia Supply Chain Management, Ltd. Class A	140,100	76,096

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ever Sunshine Lifestyle Services Group, Ltd.	232,000	$ 293,034
Everbright Jiabao Co., Ltd. Class A	98,750	50,850
Fangda Special Steel Technology Co., Ltd. Class A	72,800	82,986
Fanhua, Inc. ADR (b)	41,349	831,942
FIH Mobile, Ltd. (a)(b)	1,945,000	218,317
FinVolution Group ADR (b)	65,825	117,169
First Tractor Co., Ltd. Class A (a)	41,700	38,357
First Tractor Co., Ltd. Class H (a)	124,500	22,648
Fu Shou Yuan International Group, Ltd.	1,308,000	1,150,906
Fufeng Group, Ltd. (b)	1,191,600	410,478
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	21,000	63,816
Fujian Dongbai Group Co., Ltd. Class A (a)	78,400	55,414
Fujian Funeng Co., Ltd. Class A	67,500	78,278
Fujian Longking Co., Ltd. Class A	56,400	72,010
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,580	53,657
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	288,700	90,420
Gansu Qilianshan Cement Group Co., Ltd. Class A	46,600	85,729
GCI Science & Technology Co., Ltd. Class A	25,177	50,118
Gem-Year Industrial Co., Ltd. Class A (a)	54,200	46,338
Genertec Universal Medical Group Co., Ltd. (c)	957,400	596,607
Genimous Technology Co., Ltd. Class A	97,260	99,617
Getein Biotech, Inc. Class A	31,840	143,204
Global Top E-Commerce Co., Ltd. Class A	103,900	85,017
Golden Eagle Retail Group, Ltd.	174,000	170,612
Goldenmax International Technology, Ltd. Class A (a)	13,000	14,599
Goodbaby International Holdings, Ltd. (a)	947,000	103,852
Grand Baoxin Auto Group, Ltd. (a)(b)	922,101	123,726
Grandblue Environment Co., Ltd. Class A	19,200	54,066
Greatview Aseptic Packaging Co., Ltd.	1,027,048	318,017
Gree Real Estate Co., Ltd. Class A (a)	110,900	64,930
Greentown China Holdings, Ltd. (b)	744,500	677,176
GreenTree Hospitality Group, Ltd. ADR (b)	16,122	176,858
Security Description	Shares	Value
Grinm Advanced Materials Co., Ltd. Class A	30,100	$ 50,873
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	65,500	48,052
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	67,175
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	48,920
Guangdong Golden Dragon Development, Inc. Class A (a)	52,800	94,602
Guangdong Highsun Group Co., Ltd. Class A	126,200	41,662
Guangdong Hongda Blasting Co., Ltd. Class A	30,500	97,117
Guangdong Hotata Technology Group Co., Ltd. Class A	22,500	37,996
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	120,600	85,241
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	33,700	35,325
Guangdong Shirongzhaoye Co., Ltd. Class A	71,100	68,209
Guangdong Tapai Group Co., Ltd. Class A	98,100	171,061
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	40,700	106,685
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	56,005
Guangxi Liugong Machinery Co., Ltd. Class A	99,720	88,069
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	53,710
Guangzhou Holike Creative Home Co., Ltd. Class A	41,900	82,639
Guangzhou Restaurant Group Co., Ltd. Class A	24,800	96,916
Guangzhou Tinci Materials Technology Co., Ltd. Class A	27,300	75,181
Guangzhou Zhujiang Brewery Co., Ltd. Class A	56,100	54,927
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	84,715
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	43,015
Guizhou Gas Group Corp., Ltd. Class A	47,300	72,069
Guizhou Panjiang Refined Coal Co., Ltd. Class A	170,687	128,349
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	64,797
Guocheng Mining Co., Ltd. Class A (a)	51,100	129,549

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Guomai Technologies, Inc. Class A	39,700	$ 53,768
Guorui Properties, Ltd.	1,145,000	193,519
Guoxuan High-Tech Co., Ltd. Class A	73,600	181,503
Haichang Ocean Park Holdings, Ltd. (a)(c)	798,000	56,626
Hailiang Education Group, Inc. ADR (a)	2,707	161,067
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	13,700	51,335
Hainan Ruize New Building Material Co., Ltd. Class A	88,800	106,988
Hainan Strait Shipping Co., Ltd. Class A	75,750	185,736
Hang Zhou Great Star Industrial Co., Ltd. Class A	62,700	82,707
Hangcha Group Co., Ltd. Class A	50,922	83,694
Hangjin Technology Co., Ltd. Class A	37,000	111,341
Hangxiao Steel Structure Co., Ltd. Class A	242,900	136,730
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	149,200	87,564
Hangzhou Hangyang Co., Ltd. Class A	50,800	84,425
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	167,797	61,549
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	70,299
Harbin Boshi Automation Co., Ltd. Class A	42,993	55,074
Harbin Electric Co., Ltd. Class H (a)	746,000	169,395
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	118,500	43,299
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	126,600	71,979
Hebei Chengde Lolo Co. Class A	44,900	44,785
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	56,300	67,831
Henan Lingrui Pharmaceutical Co. Class A	39,500	46,253
Henan Pinggao Electric Co., Ltd. Class A	96,500	110,819
Henan Senyuan Electric Co., Ltd. Class A	89,008	74,464
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	50,580
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	37,671
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	41,273
Hengdian Entertainment Co., Ltd. Class A	22,320	42,793
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	49,500	69,765
Security Description	Shares	Value
Hengxing Gold Holding Co., Ltd.	216,000	$ 51,555
Hisense Home Appliances Group Co., Ltd. Class A	57,000	76,234
Hisense Home Appliances Group Co., Ltd. Class H	204,000	188,185
Hollysys Automation Technologies, Ltd.	51,540	664,866
Hongda Xingye Co., Ltd. Class A	115,300	63,439
Honghua Group, Ltd. (a)	2,665,000	82,176
Hope Education Group Co., Ltd. (c)	1,136,000	260,883
Huadian Fuxin Energy Corp., Ltd. Class H	1,000,000	165,142
Huafu Fashion Co., Ltd. Class A	87,100	64,881
Huami Corp. ADR (a)	11,789	154,672
Huangshan Tourism Development Co., Ltd. Class B	444,361	323,939
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	63,600	77,465
Huawen Media Group Class A (a)	120,200	54,265
Hubei Fuxing Science And Technology Co., Ltd. Class A	52,600	38,143
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	50,604
Huifu Payment, Ltd. (a)(b)(c)	120,000	35,454
Hunan Aihua Group Co., Ltd. Class A	5,300	16,936
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	33,000	35,522
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	284,200	89,010
Hunan Gold Corp., Ltd. Class A	36,800	40,807
Hunan New Wellful Co., Ltd. Class A (a)	32,400	41,139
HY Energy Group Co., Ltd. Class A	73,900	77,151
HyUnion Holding Co., Ltd. Class A	70,600	48,905
iDreamSky Technology Holdings, Ltd. (a)(c)	238,000	154,759
INESA Intelligent Tech, Inc. Class B	114,900	66,297
Inke, Ltd. (a)	544,000	70,185
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	208,800	167,458
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	143,000	39,744
Inspur Software Co., Ltd. Class A	21,500	56,145
IReader Technology Co., Ltd. Class A	22,400	61,086
Jack Sewing Machine Co., Ltd. Class A	30,200	73,410
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	49,100	68,023
Jiangling Motors Corp., Ltd. Class A	24,700	40,805
Jiangnan Group, Ltd. (a)	756,000	29,261

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	118,900	$ 26,336
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	43,531
Jiangsu Etern Co., Ltd. Class A	78,300	50,483
Jiangsu Flowers King Horticulture Co., Ltd. Class A	60,500	51,553
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	50,150
Jiangsu Hengshun Vinegar Industry Co., Ltd. Class A	28,700	79,320
Jiangsu Huaxicun Co., Ltd. Class A	47,000	54,372
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	217,400	126,363
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	49,488
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	32,732
Jiangsu Linyang Energy Co., Ltd. Class A	132,300	96,497
Jiangsu Nhwa Pharmaceutical Co., Ltd. Class A	55,000	88,534
Jiangsu Yoke Technology Co., Ltd. Class A	22,700	99,310
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	140,600	109,097
Jiangsu Zhongli Group Co., Ltd. Class A (a)	73,000	63,441
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	9,800	17,573
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	200,700	60,877
Jiangxi Wannianqing Cement Co., Ltd. Class A	54,300	90,012
Jianpu Technology, Inc. ADR (a)(b)	32,940	27,670
Jiayou International Logistics Co., Ltd. Class A	10,600	40,601
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	69,300	51,622
Jinchuan Group International Resources Co., Ltd. (b)	2,353,000	144,199
Jingrui Holdings, Ltd.	480,000	132,527
Jingwei Textile Machinery Co., Ltd. Class A	28,000	37,211
JinkoSolar Holding Co., Ltd. ADR (a)(b)	25,968	385,625
Jinneng Science&Technology Co., Ltd. Class A	50,300	67,060
Jinyuan EP Co., Ltd. Class A	84,800	98,221
JiuGui Liquor Co., Ltd. Class A	14,600	58,600
Jiuzhitang Co., Ltd. Class A	63,000	70,215
Security Description	Shares	Value
Jizhong Energy Resources Co., Ltd. Class A	253,000	$ 107,793
JNBY Design, Ltd.	116,000	101,320
Joinn Laboratories China Co., Ltd. Class A	7,800	79,780
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	37,067
Joy City Property, Ltd.	1,638,000	128,911
Jumei International Holding, Ltd. ADR (a)(b)	5,213	96,336
Kama Co., Ltd. Class B (a)	291,600	110,516
Kandi Technologies Group, Inc. (a)(b)	39,576	103,689
Kangda International Environmental Co., Ltd. (a)(c)	826,200	78,880
Kasen International Holdings, Ltd. (a)	376,000	76,161
Keda Clean Energy Co., Ltd. Class A (a)	146,100	85,745
Keda Group Co., Ltd. Class A	111,500	56,000
KingClean Electric Co., Ltd. Class A	23,100	66,482
Konka Group Co., Ltd. Class A	77,900	91,767
Konka Group Co., Ltd. Class B	680,600	250,256
Koolearn Technology Holding, Ltd. (a)(b)(c)	163,000	613,019
KPC Pharmaceuticals, Inc. Class A	34,900	48,744
KTK Group Co., Ltd. Class A	5,700	7,342
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	17,200	56,442
L&K Engineering Suzhou Co., Ltd. Class A	5,600	11,069
Lanzhou Minbai Shareholding Group Co., Ltd. Class A	57,400	46,482
Launch Tech Co., Ltd. Class H	205,700	61,039
Leo Group Co., Ltd. Class A (a)	390,700	202,841
LexinFintech Holdings, Ltd. ADR (a)(b)	38,216	338,976
Leyou Technologies Holdings, Ltd. (a)(b)	1,519,200	444,927
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	40,700	73,152
Lier Chemical Co., Ltd. Class A	33,400	69,361
Lifetech Scientific Corp. (a)	2,496,000	569,988
LingNan Eco&Culture-Tourism Co., Ltd. Class A	132,300	83,805
Lingyuan Iron & Steel Co., Ltd. Class A	154,000	48,667
Lionco Pharmaceutical Group Co., Ltd. Class A	43,296	61,265
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	43,779
Loncin Motor Co., Ltd. Class A (a)	189,200	88,885
Long Yuan Construction Group Co., Ltd. Class A	89,400	90,179
Lonking Holdings, Ltd.	1,976,000	591,456

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Luolai Lifestyle Technology Co., Ltd. Class A	59,400	$ 74,667
Luoniushan Co., Ltd. Class A	61,400	94,765
Luoyang Glass Co., Ltd. Class A (a)	42,800	78,557
Luthai Textile Co., Ltd. Class B	123,000	88,232
LVGEM China Real Estate Investment Co., Ltd.	390,000	119,251
Macrolink Culturaltainment Development Co., Ltd. Class A	128,300	51,043
Maoyan Entertainment (a)(b)(c)	235,800	299,659
Maoye Commericial Co., Ltd. Class A	80,323	48,274
Markor International Home Furnishings Co., Ltd. Class A	132,100	76,783
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	42,507
Meitu, Inc. (a)(c)	939,000	179,298
Microport Scientific Corp.	265,355	600,489
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,400	73,508
MLS Co., Ltd. Class A	44,600	71,353
MMG, Ltd. (a)	1,112,000	159,249
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	53,800	101,859
Mulsanne Group Holding, Ltd. (a)(c)	25,500	21,220
MYS Group Co., Ltd. Class A	85,600	59,537
Nanfang Communication Holdings, Ltd. (b)	64,000	26,340
Nanjing Iron & Steel Co., Ltd. Class A	199,100	88,199
Nanjing Panda Electronics Co., Ltd. Class A	27,800	33,259
Nanjing Redsun Co., Ltd. Class A	29,100	38,837
National Agricultural Holdings, Ltd. (a)(b)(e)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	52,858
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	55,303
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	45,983
Ningbo Peacebird Fashion Co., Ltd. Class A	24,900	51,534
Ningbo Sanxing Medical Electric Co., Ltd. Class A	139,100	144,826
Ningbo Tuopu Group Co., Ltd. Class A	45,440	104,237
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,700	66,060
Ningxia Jiaze New Energy Co., Ltd. Class A	115,400	49,819
Niu Technologies ADR (a)(b)	14,390	100,298
Noah Holdings, Ltd. ADR (a)(b)	13,368	345,696
Norinco International Cooperation, Ltd. Class A	49,100	49,944
Security Description	Shares	Value
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	55,279	$ 58,101
On-Bright Electronics, Inc.	34,000	251,839
OneSmart International Education Group, Ltd. ADR (a)(b)	37,943	193,509
O-Net Technologies Group, Ltd.	37,000	22,532
ORG Technology Co., Ltd. Class A	97,800	55,604
Ozner Water International Holding, Ltd. (a)(b)(c)	1,309,000	48,976
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (a)	154,500	90,675
Poly Culture Group Corp., Ltd. Class H	166,300	94,834
Poly Property Group Co., Ltd.	2,114,000	717,313
Poten Environment Group Co., Ltd. Class A	31,700	30,143
Puxin, Ltd. ADR (a)(b)	23,901	102,296
Q Technology Group Co., Ltd. (a)(b)	277,000	308,417
Qeeka Home Cayman, Inc. (a)(c)	140,000	44,975
Qianhe Condiment and Food Co., Ltd. Class A	17,000	62,237
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	54,037
Qingdao Gon Technology Co., Ltd. Class A	16,300	102,585
Qingdao Hanhe Cable Co., Ltd. Class A	223,900	120,349
Qutoutiao, Inc. ADR (a)(b)	82,919	198,176
Real Gold Mining, Ltd. (a)(b)(e)	251,500	—
Realcan Pharmaceutical Group Co., Ltd. Class A	60,300	46,108
Red Avenue New Materials Group Co., Ltd. Class A	19,300	41,550
Redco Properties Group, Ltd. (b)(c)	402,000	197,087
Redsun Properties Group, Ltd.	370,000	120,773
Renhe Pharmacy Co., Ltd. Class A	47,500	42,486
RISE Education Cayman, Ltd. ADR (a)(b)	6,782	27,603
Rongan Property Co., Ltd. Class A (a)	124,400	47,210
Runjian Co., Ltd. Class A	17,000	82,287
Sailun Group Co., Ltd. Class A	82,080	43,540
Sany Heavy Equipment International Holdings Co., Ltd.	431,000	230,767
Saurer Intelligent Technology Co., Ltd. Class A	126,600	95,733
Scholar Education Group	40,000	51,607
Secoo Holding, Ltd. ADR (a)(b)	8,454	31,280
SGIS Songshan Co., Ltd. Class A (a)	130,800	71,045
Shandong Airlines Co., Ltd. Class B	237,700	205,165
Shandong Chenming Paper Holdings, Ltd. Class A	149,400	100,749

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	$ 83,304
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	183,700	80,600
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	45,393
Shandong Xinchao Energy Corp., Ltd. Class A (a)	468,300	116,279
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	85,942
Shang Gong Group Co., Ltd. Class B (a)	346,700	141,107
Shanghai AtHub Co., Ltd. Class A	8,800	60,051
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	24,500	117,416
Shanghai Belling Co., Ltd. Class A	28,300	65,318
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	462,600	231,300
Shanghai Daimay Automotive Interior Co., Ltd. Class A	13,600	49,847
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	46,965
Shanghai Diesel Engine Co., Ltd. Class B	410,360	157,168
Shanghai East China Computer Co., Ltd. Class A	20,377	62,785
Shanghai Environment Group Co., Ltd. Class A	47,000	77,779
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	21,300	41,469
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	158,000	103,758
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	486,000	292,820
Shanghai Haixin Group Co. Class B	682,708	243,044
Shanghai Haohai Biological Technology Co., Ltd. Class H (a)(c)	7,800	29,284
Shanghai Highly Group Co., Ltd. Class B	285,400	184,654
Shanghai Industrial Development Co., Ltd. Class A	91,070	65,397
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,072,000	179,798
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	124,400	83,970
Shanghai Jinjiang International Travel Co., Ltd. Class B	134,500	172,833
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	41,600	71,894
Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	178,539	$ 146,045
Shanghai La Chapelle Fashion Co., Ltd. Class A (a)	63,700	39,811
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	112,400	46,309
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	49,750
Shanghai Moons' Electric Co., Ltd. Class A	55,500	106,252
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	172,600	65,588
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	53,300	48,727
Shanghai Rongtai Health Technology Corp., Ltd. Class A	23,300	92,468
Shanghai Runda Medical Technology Co., Ltd. Class A	32,900	46,322
Shanghai Shibei Hi-Tech Co., Ltd. Class B	490,200	163,727
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	73,500	102,138
Shanghai Sinotec Co., Ltd. Class A	13,700	29,533
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	47,662
Shanghai Wanye Enterprises Co., Ltd. Class A	45,300	116,954
Shanghai Weaver Network Co., Ltd. Class A	9,600	101,550
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	52,600	117,842
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	54,620
Shanxi Blue Flame Holding Co., Ltd. Class A	62,800	78,409
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	85,700	63,113
Shede Spirits Co., Ltd. Class A	19,800	63,689
Sheng Ye Capital, Ltd. (b)	190,000	161,297
Shengda Mining Co., Ltd. Class A (a)	27,900	44,203
Shenzhen Agricultural Products Group Co., Ltd. Class A	104,300	106,534
Shenzhen Aisidi Co., Ltd. Class A	20,300	16,582
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A	96,100	63,450
Shenzhen Cereals Holdings Co., Ltd. Class A	93,965	103,931
Shenzhen Danbond Technology Co., Ltd. Class A	24,800	34,428
Shenzhen Das Intellitech Co., Ltd. Class A (a)	86,093	41,296

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Desay Battery Technology Co. Class A	11,200	$ 53,881
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	50,798
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	73,400	112,769
Shenzhen Fenda Technology Co., Ltd. Class A (a)	136,000	64,276
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	44,783
Shenzhen Grandland Group Co., Ltd. Class A	112,600	58,459
Shenzhen H&T Intelligent Control Co., Ltd. Class A	34,300	58,601
Shenzhen Heungkong Holding Co., Ltd. Class A	215,600	61,746
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	90,600	92,285
Shenzhen Megmeet Electrical Co., Ltd. Class A	30,000	95,271
Shenzhen MTC Co., Ltd. Class A (a)	217,300	125,999
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	130,095	83,877
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	156,300	58,214
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	52,200	44,186
Shenzhen SDG Information Co., Ltd. Class A	32,000	41,218
Shenzhen SEG Co., Ltd. Class B	150,300	42,855
Shenzhen Sinovatio Technology Co., Ltd. Class A	4,600	97,689
Shenzhen Tagen Group Co., Ltd. Class A	78,000	51,170
Shenzhen Tellus Holding Co., Ltd. Class A (a)	15,700	39,337
Shenzhen World Union Group, Inc. Class A	161,500	66,302
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	100,700	62,936
Shenzhen Zhenye Group Co., Ltd. Class A	82,500	52,143
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	105,500	129,192
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	58,302	184,656
Shinva Medical Instrument Co., Ltd. Class A	8,900	21,735
Shougang Concord International Enterprises Co., Ltd. (b)	2,449,200	420,266
Shougang Fushan Resources Group, Ltd.	3,142,000	571,575
Shui On Land, Ltd.	1,072,500	179,882
Security Description	Shares	Value
Sichuan Expressway Co., Ltd. Class H	1,652,000	$ 385,777
Sichuan Haite High-tech Co., Ltd. Class A (a)	33,300	64,691
Sichuan Road & Bridge Co., Ltd. Class A	142,000	77,128
Sichuan Shuangma Cement Co., Ltd. Class A (a)	58,850	105,442
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	54,414
Sieyuan Electric Co., Ltd. Class A	60,300	153,213
Sihuan Pharmaceutical Holdings Group, Ltd.	1,402,000	141,088
Silergy Corp.	59,000	1,931,452
Silver Grant International Industries, Ltd. (a)	734,000	99,434
Sinochem International Corp. Class A	65,800	47,529
Sinofert Holdings, Ltd. (a)	1,564,000	145,284
Sinoma International Engineering Co. Class A	83,200	70,896
Sinomach Automobile Co., Ltd. Class A	60,700	43,931
Sinopec Kantons Holdings, Ltd.	1,106,000	422,372
Sino-Platinum Metals Co., Ltd. Class A	20,800	40,202
Sinosoft Technology Group, Ltd.	728,200	111,801
Sinosteel Engineering & Technology Co., Ltd. Class A	62,840	36,703
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skshu Paint Co., Ltd. Class A	7,200	90,282
Skyfame Realty Holdings, Ltd.	1,668,000	219,505
Skyworth Digital Co., Ltd. Class A	50,900	83,371
Smartac Group China Holdings, Ltd. (a)	2,624,000	59,245
Sogou, Inc. ADR (a)(b)	19,658	66,051
SOHO China, Ltd.	236,500	122,050
Sohu.com, Ltd. ADR (a)	33,903	211,216
Sou Yu Te Group Co., Ltd. Class A (a)	214,800	100,912
So-Young International, Inc. ADR (a)(b)	3,700	37,888
Square Technology Group Co., Ltd. Class A	23,200	38,426
Suncity Group Holdings, Ltd. (a)(b)	800,000	119,728
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	70,959
Suning Universal Co., Ltd. Class A	127,000	54,468
Sunshine 100 China Holdings, Ltd. (a)(c)	463,000	82,434
Sunward Intelligent Equipment Co., Ltd. Class A	190,925	151,917
Sunwave Communications Co., Ltd. Class A	19,500	25,200

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Suzhou Anjie Technology Co., Ltd. Class A	46,700	$ 116,088
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	58,550
Suzhou Keda Technology Co., Ltd. Class A	27,196	40,593
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	76,158
Taihai Manoir Nuclear Equipment Co., Ltd. Class A	50,300	34,417
Taiji Computer Corp., Ltd. Class A	18,900	97,804
Tangrenshen Group Co., Ltd. Class A	30,300	36,549
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	64,731
TCL Electronics Holdings, Ltd.	277,000	116,148
Tecon Biology Co., Ltd. Class A	40,000	72,515
Tian Di Science & Technology Co., Ltd. Class A	227,200	96,160
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	741,000	161,567
Tiangong International Co., Ltd.	1,728,000	601,943
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	103,200	104,100
Tianjin Development Holdings, Ltd.	820,000	160,807
Tianjin Guangyu Development Co., Ltd. Class A	100,500	94,003
Tianjin Port Development Holdings, Ltd. (b)	4,086,000	268,854
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	396,400	223,966
Tianli Education International Holdings, Ltd.	703,000	307,470
Tianneng Power International, Ltd. (b)	752,000	559,811
Tibet Summit Resources Co., Ltd. Class A	50,000	55,444
Tibet Tianlu Co., Ltd. Class A	55,900	51,971
Titan Wind Energy Suzhou Co., Ltd. Class A	95,900	68,459
Tong Ren Tang Technologies Co., Ltd. Class H	761,000	606,766
Tongding Interconnection Information Co., Ltd. Class A	54,300	44,049
TongFu Microelectronics Co., Ltd. Class A	61,700	163,647
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	59,700	46,997
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	332,800	127,707
Tongyu Communication, Inc. Class A	12,595	47,976
Tsaker Chemical Group, Ltd. (c)	57,000	10,296
Security Description	Shares	Value
Tunghsu Azure Renewable Energy Co., Ltd. Class A	90,800	$ 42,401
Tuniu Corp. ADR (a)(b)	99,652	98,655
UE Furniture Co., Ltd. Class A	32,298	63,883
Uxin, Ltd. ADR (a)(b)	67,367	103,745
Valiant Co., Ltd. Class A	39,700	70,963
Vatti Corp., Ltd. Class A	53,100	83,229
Virscend Education Co., Ltd. (b)(c)	1,031,000	211,497
Viva Biotech Holdings (b)(c)	454,500	239,244
Wangfujing Group Co., Ltd. Class A	35,661	61,228
Wangneng Environment Co., Ltd. Class A	25,800	47,573
Weimob, Inc. (a)(b)(c)	1,200,000	760,170
West China Cement, Ltd.	2,640,000	412,133
Western Region Gold Co., Ltd. Class A	25,500	49,538
WG Tech JiangXi Co., Ltd. Class A	9,800	42,528
Wisdom Education International Holdings Co., Ltd.	348,000	115,837
Wise Talent Information Technology Co., Ltd. (a)	117,600	235,173
Wolong Electric Group Co., Ltd. Class A	87,700	127,686
Wuhan DDMC Culture Co., Ltd. Class A	34,700	41,269
Wuhan Department Store Group Co., Ltd. Class A	34,110	55,244
Wuxi Shangji Automation Co., Ltd. Class A	16,160	82,302
X Financial ADR (b)	15,041	15,793
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	190,500	145,746
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	72,700	121,539
Xiamen Goldenhome Co., Ltd. Class A	5,700	46,681
Xiamen International Airport Co., Ltd. Class A	16,000	39,299
Xiamen International Port Co., Ltd. Class H	2,010,000	173,748
Xiamen Kingdomway Group Co. Class A	32,400	100,790
Xi'an Haitiantian Holdings Co., Ltd. (a)	234,000	56,153
Xian International Medical Investment Co., Ltd. Class A	79,500	46,994
Xilinmen Furniture Co., Ltd. Class A (a)	32,600	55,466
Xinfengming Group Co., Ltd. Class A	36,800	53,631
Xingda International Holdings, Ltd.	661,326	161,259
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	58,804

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Xinhua Winshare Publishing and Media Co., Ltd. Class H	133,000	$ 85,625
Xinhuanet Co., Ltd. Class A	29,500	91,602
Xinjiang Tianshan Cement Co., Ltd. Class A	59,400	95,533
Xinjiang Yilite Industry Co., Ltd. Class A	26,200	48,976
Xtep International Holdings, Ltd.	594,763	195,674
Xuji Electric Co., Ltd. Class A	74,200	137,027
Yadea Group Holdings, Ltd. (c)	608,000	171,005
Yang Quan Coal Industry Group Co., Ltd. Class A	136,600	88,649
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	97,000	185,017
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,600	122,164
Yantai Tayho Advanced Materials Co., Ltd. Class A	34,100	54,122
YGSOFT, Inc. Class A	33,028	60,155
Yifan Pharmaceutical Co., Ltd. Class A	65,200	149,934
Yijiahe Technology Co., Ltd. Class A	5,600	70,393
Yintech Investment Holdings, Ltd. ADR (b)	7,700	45,430
Yirendai, Ltd. ADR (a)(b)	10,368	41,576
Yixin Group, Ltd. (a)(b)(c)	1,033,500	169,341
Yotrio Group Co., Ltd. Class A	180,980	89,109
Youzu Interactive Co., Ltd. Class A (a)	47,500	125,917
Yunnan Aluminium Co., Ltd. Class A (a)	121,900	66,555
YunNan Metropolitan Real Estate Development Co., Ltd. Class A	113,000	45,275
Zall Smart Commerce Group, Ltd. (a)(b)	2,429,000	216,234
ZBOM Home Collection Co., Ltd. Class A	21,400	61,559
Zhefu Holding Group Co., Ltd. Class A	142,200	72,623
Zhejiang Communications Technology Co., Ltd.	96,700	69,440
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	33,500	77,273
Zhejiang Hangmin Co., Ltd. Class A	86,296	68,421
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	53,360
Zhejiang Huafeng Spandex Co., Ltd. Class A	130,400	86,465
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	2,900	16,304
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	10,300	52,007
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	47,315
Security Description	Shares	Value
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	$ 48,483
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	46,311
Zhejiang Medicine Co., Ltd. Class A	39,400	104,223
Zhejiang Meida Industrial Co., Ltd. Class A	41,700	67,714
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	39,060	47,115
Zhejiang Runtu Co., Ltd. Class A	51,600	69,885
Zhejiang Satellite Petrochemical Co., Ltd. Class A	52,400	96,399
Zhejiang Wanliyang Co., Ltd. Class A	105,500	120,113
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	87,641
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	42,956
Zhejiang Yankon Group Co., Ltd. Class A	101,700	50,791
Zhejiang Yasha Decoration Co., Ltd. Class A	172,200	168,357
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	34,500	23,898
Zhejiang Yongtai Technology Co., Ltd. Class A	45,833	74,942
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	50,853
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	236,600	88,524
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	164,400	77,002
Zhou Hei Ya International Holdings Co., Ltd. (c)	318,000	183,393
Zhuzhou Kibing Group Co., Ltd. Class A	175,400	119,520
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	116,600	97,712
ZJBC Information Technology Co., Ltd. Class A	35,700	45,127
Zotye Automobile Co., Ltd. Class A (a)	256,900	91,333
		86,543,111
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	189,680	23,359
Celsia SA ESP	244,103	257,925
Cemex Latam Holdings SA (a)	140,605	51,600
		332,884
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (c)	413,656	851,555

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Philip Morris CR A/S	661	$ 353,157
		1,204,712
EGYPT — 0.5%
Egypt Kuwait Holding Co. SAE	603,845	565,199
Egyptian Financial Group-Hermes Holding Co.	516,365	271,961
ElSewedy Electric Co.	127,291	63,403
Emaar Misr for Development SAE (a)	203,020	33,536
Ezz Steel Co SAE (a)	395,221	137,348
Heliopolis Housing	292,497	62,997
Ibnsina Pharma SAE (a)	201,694	102,385
Medinet Nasr Housing (a)	608,016	120,135
Orascom Investment Holding (a)	2,916,360	61,514
Palm Hills Developments SAE (a)	914,861	62,308
Pioneers Holding for Financial Investments SAE (a)	155,371	29,909
Qalaa Holdings SAE (a)	498,270	34,379
Six of October Development & Investment	444,462	262,893
Talaat Moustafa Group	419,021	132,841
Telecom Egypt Co.	159,925	106,684
		2,047,492
GREECE — 0.9%
Aegean Airlines SA	45,317	206,355
Diana Shipping, Inc. (a)	4,462	6,604
Ellaktor SA (a)	96,564	62,301
FF Group (a)(e)	24,815	13,070
Fourlis Holdings SA (a)	32,374	109,409
GEK Terna Holding Real Estate Construction SA (a)	44,443	251,628
Hellenic Exchanges - Athens Stock Exchange SA	79,329	293,337
Holding Co. ADMIE IPTO SA	136,477	284,524
LAMDA Development SA (a)	11,688	73,101
Marfin Investment Group Holdings SA (a)	227,808	13,998
Mytilineos Holdings SA	96,910	648,641
Piraeus Bank SA (a)	240,471	356,734
Public Power Corp. SA (a)	127,454	317,457
Star Bulk Carriers Corp.	74,490	420,124
StealthGas, Inc. (a)	74,435	148,870
Tsakos Energy Navigation, Ltd.	112,640	367,206
		3,573,359
HONG KONG — 2.7%
Agritrade Resources, Ltd. (b)	1,595,000	36,835
AGTech Holdings, Ltd. (a)	2,256,000	66,653
Ajisen China Holdings, Ltd.	663,000	159,957
Anxin-China Holdings, Ltd. (a)(e)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,327,600	44,444
Camsing International Holding, Ltd. (a)(b)(e)	276,000	20,653
Central Wealth Group Holdings, Ltd. (a)	5,012,000	19,399
Security Description	Shares	Value
China Animal Healthcare, Ltd. (a)(e)	1,059,700	$ —
China Animation Characters Co., Ltd.	1,062,000	411,049
China Everbright, Ltd.	582,000	859,007
China First Capital Group, Ltd. (a)	2,110,000	48,729
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A (b)	688,000	408,314
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (b)	533,000	309,448
China Lumena New Materials Corp. (a)(b)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(b)	7,540,000	72,959
China Oil & Gas Group, Ltd. (b)	4,868,000	153,874
China Star Entertainment, Ltd.	390,000	82,016
China Water Affairs Group, Ltd. (b)	586,000	440,016
Comba Telecom Systems Holdings, Ltd. (b)	1,092,575	438,389
Concord New Energy Group, Ltd.	8,380,000	318,944
Dawnrays Pharmaceutical Holdings, Ltd.	1,407,000	208,756
Digital China Holdings, Ltd.	951,000	430,661
Essex Bio-technology, Ltd.	238,000	135,107
Fosun Tourism Group (c)	65,800	54,247
Fullshare Holdings, Ltd. (a)(b)	5,270,000	81,590
GCL-Poly Energy Holdings, Ltd. (a)(b)	8,161,000	262,175
GR Properties, Ltd. (a)	366,000	75,552
Guotai Junan International Holdings, Ltd. (b)	1,650,000	217,136
Hi Sun Technology China, Ltd. (a)	1,791,000	207,963
Huabao International Holdings, Ltd.	1,403,000	510,452
Huayi Tencent Entertainment Co., Ltd. (a)	2,940,000	29,966
IMAX China Holding, Inc. (b)(c)	73,000	113,019
Jiayuan International Group, Ltd.	486,000	197,513
Ju Teng International Holdings, Ltd.	999,500	184,402
Lifestyle China Group, Ltd. (a)	390,500	92,198
Meilleure Health International Industry Group, Ltd. (a)	924,000	35,168
NetDragon Websoft Holdings, Ltd.	262,000	632,107
NewOcean Energy Holdings, Ltd. (a)(b)	1,668,000	247,481
Pou Sheng International Holdings, Ltd.	2,235,000	455,599
Sansheng Holdings Group Co., Ltd. (a)	20,000	18,733
Skyworth Group, Ltd. (a)	1,848,000	393,399

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	$ 26,473
Tibet Water Resources, Ltd. (a)	1,982,000	77,992
United Laboratories International Holdings, Ltd.	966,500	779,345
VCredit Holdings, Ltd. (a)(c)	58,600	48,311
Wasion Holdings, Ltd.	783,000	268,715
Yuexiu Transport Infrastructure, Ltd.	1,174,549	716,771
		10,391,517
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	592,683	658,966
INDIA — 8.3%
Aarti Industries, Ltd.	24,086	244,119
Aavas Financiers, Ltd. (a)	9,075	142,613
Adani Green Energy, Ltd. (a)	248,362	503,118
Aegis Logistics, Ltd.	82,051	151,247
Ajanta Pharma, Ltd.	8,499	153,496
Akzo Nobel India, Ltd.	1,526	44,641
Alembic Pharmaceuticals, Ltd.	27,600	194,912
Amara Raja Batteries, Ltd.	7,726	48,822
Andhra Bank (a)	92,942	11,459
APL Apollo Tubes, Ltd.	8,321	137,121
Apollo Tyres, Ltd.	80,126	84,096
Arti Surfactants, Ltd. (a)	1,139	8,225
Arvind Fashions, Ltd. (a)	36,623	70,945
Arvind, Ltd.	193,356	50,223
AstraZeneca Pharma India, Ltd.	2,355	74,831
Atul, Ltd.	2,045	107,816
Avanti Feeds, Ltd.	13,572	52,789
Azure Power Global, Ltd. (a)	11,610	177,633
Bajaj Corp., Ltd. (a)	61,343	107,399
Bajaj Electricals, Ltd.	25,954	92,098
Balkrishna Industries, Ltd.	44,696	467,720
Balrampur Chini Mills, Ltd.	209,547	288,209
BASF India, Ltd.	6,515	96,905
Bayer CropScience, Ltd.	4,826	220,465
Birla Corp., Ltd.	19,475	106,847
Birlasoft, Ltd. (a)	251,096	202,467
Blue Dart Express, Ltd.	6,856	199,292
Blue Star, Ltd.	4,186	25,423
Brigade Enterprises, Ltd.	17,344	29,839
Can Fin Homes, Ltd.	20,517	75,680
Carborundum Universal, Ltd.	8,492	24,920
CARE Ratings, Ltd.	21,673	93,781
Castrol India, Ltd.	90,417	118,861
CCL Products India, Ltd.	18,099	42,442
Ceat, Ltd.	34,379	360,349
Central Bank of India (a)	183,737	29,752
Century Plyboards India, Ltd.	17,873	26,213
Century Textiles & Industries, Ltd.	15,534	60,800
Cera Sanitaryware, Ltd.	5,233	159,889
CESC, Ltd.	45,578	246,141
CG Power and Industrial Solutions, Ltd. (a)	584,604	39,024
Security Description	Shares	Value
Chalet Hotels, Ltd. (a)	11,228	$ 30,448
Chambal Fertilizers and Chemicals, Ltd.	22,456	32,192
Chennai Super Kings Cricket, Ltd. (e)	418,560	—
Coffee Day Enterprises, Ltd. (a)(c)	7,365	2,288
Coromandel International, Ltd.	38,579	278,539
CreditAccess Grameen, Ltd. (a)	15,088	67,282
CRISIL, Ltd.	10,454	173,328
Cyient, Ltd.	48,921	148,280
DB Corp., Ltd.	59,116	62,202
DCB Bank, Ltd.	110,817	138,867
DCM Shriram, Ltd.	19,526	55,544
Deepak Nitrite, Ltd.	6,663	33,913
Delta Corp., Ltd.	59,432	51,339
Dewan Housing Finance Corp., Ltd. (a)	118,722	13,575
Dilip Buildcon, Ltd. (c)	32,879	91,725
Dish TV India, Ltd. (a)	314,577	16,841
Dishman Carbogen Amcis, Ltd.	9,424	6,646
Dixon Technologies India, Ltd.	431	20,395
Dr Lal PathLabs, Ltd. (c)	31,651	586,444
eClerx Services, Ltd.	18,786	90,738
Edelweiss Financial Services, Ltd.	297,083	150,797
EIH, Ltd.	65,430	56,910
Emami, Ltd.	33,264	74,727
Endurance Technologies, Ltd. (c)	6,713	53,339
Engineers India, Ltd.	108,945	86,478
Equitas Holdings, Ltd. (a)	29,931	16,874
Eris Lifesciences, Ltd. (c)	17,793	86,764
Escorts, Ltd.	80,063	701,241
Essel Propack, Ltd.	12,427	25,478
Fine Organic Industries, Ltd.	1,921	48,400
Finolex Cables, Ltd.	25,533	68,768
Fortis Healthcare, Ltd. (a)	240,823	401,577
Future Consumer, Ltd. (a)	305,861	29,514
Future Lifestyle Fashions, Ltd.	19,107	29,790
Gateway Distriparks, Ltd.	164,853	206,362
GE T&D India, Ltd.	92,937	88,329
Glenmark Pharmaceuticals, Ltd.	62,461	169,959
GMR Infrastructure, Ltd. (a)	2,538,835	548,701
Godfrey Phillips India, Ltd.	24,032	298,767
Granules India, Ltd.	50,959	96,763
Graphite India, Ltd.	28,529	47,988
Great Eastern Shipping Co. Ltd	45,169	122,877
Gujarat Alkalies & Chemicals, Ltd.	4,302	12,681
Gujarat Gas, Ltd.	74,630	227,734
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	14,634
Gujarat Pipavav Port, Ltd.	388,296	309,246
Gujarat State Petronet, Ltd.	49,215	112,188
HEG, Ltd.	9,708	62,110
Hexaware Technologies, Ltd.	144,385	432,671
HFCL, Ltd.	374,060	44,748
Himadri Speciality Chemical, Ltd.	37,337	14,535

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hindustan Construction Co., Ltd. (a)	206,923	$ 10,804
Hindustan Copper, Ltd.	246,681	69,454
ICICI Securities, Ltd. (c)	43,440	158,741
IDFC, Ltd.	905,213	177,689
IFB Industries, Ltd. (a)	11,021	38,810
IFCI, Ltd. (a)	298,615	15,986
IIFL Holdings, Ltd.	59,267	58,130
India Cements, Ltd.	330,919	463,017
Indiabulls Real Estate, Ltd. (a)	264,014	142,562
Indiabulls Ventures, Ltd.	129,487	184,343
Infibeam Avenues, Ltd.	89,237	40,165
Inox Leisure, Ltd.	55,401	192,381
Intellect Design Arena, Ltd. (a)	14,489	10,419
Ipca Laboratories, Ltd.	65,100	1,198,070
IRB Infrastructure Developers, Ltd. (a)	217,167	152,861
Jain Irrigation Systems, Ltd. (a)	322,196	14,055
Jammu & Kashmir Bank, Ltd. (a)	450,326	74,111
Jindal Saw, Ltd.	133,633	80,903
Jindal Steel & Power, Ltd. (a)	221,376	240,539
JK Cement, Ltd.	7,621	94,246
JM Financial, Ltd.	168,996	144,644
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,528	212,965
JSW Energy, Ltd.	691,191	390,130
Jubilant Life Sciences, Ltd.	81,421	268,206
Just Dial, Ltd. (a)	41,743	161,920
Jyothy Laboratories, Ltd.	109,677	133,669
Kajaria Ceramics, Ltd.	80,133	398,116
Kalpataru Power Transmission, Ltd.	42,183	101,845
Karnataka Bank, Ltd.	130,425	72,495
Karur Vysya Bank, Ltd.	516,482	137,908
KEC International, Ltd.	25,390	62,257
KEI Industries, Ltd.	22,111	78,432
KPIT Technologies, Ltd. (a)	255,835	119,207
KPR Mill, Ltd.	7,659	34,235
KRBL, Ltd.	46,951	83,660
Laurus Labs, Ltd. (c)	8,403	36,077
Lemon Tree Hotels, Ltd. (a)(c)	180,158	52,391
Linde India, Ltd.	6,935	44,488
LUX Industries, Ltd.	2,941	36,736
Magma Fincorp, Ltd.	111,528	25,062
Mahanagar Gas, Ltd.	3,532	38,212
Maharashtra Scooters, Ltd.	742	20,111
Mahindra CIE Automotive, Ltd. (a)	117,964	107,203
Mahindra Holidays & Resorts India, Ltd. (a)	55,071	101,732
Mahindra Lifespace Developers, Ltd.	28,496	72,472
MakeMyTrip, Ltd. (a)(b)	41,813	499,874
Manappuram Finance, Ltd.	545,986	683,824
Max Financial Services, Ltd. (a)	90,183	458,477
Minda Industries, Ltd.	52,538	166,952
Mindtree, Ltd.	53,507	586,127
Security Description	Shares	Value
Motilal Oswal Financial Services, Ltd.	22,180	$ 145,729
Multi Commodity Exchange of India, Ltd.	15,985	237,552
Natco Pharma, Ltd.	87,078	581,911
Navin Fluorine International, Ltd.	4,548	73,443
NBCC India, Ltd.	239,727	51,652
NCC, Ltd.	612,553	151,820
Network18 Media & Investments, Ltd. (a)	53,162	12,895
NIIT Technologies, Ltd.	15,233	231,109
Omaxe, Ltd.	58,195	117,465
Orient Electric, Ltd.	12,523	32,511
Oriental Bank of Commerce (a)	40,391	19,863
PC Jeweller, Ltd. (a)	108,608	16,438
Persistent Systems, Ltd.	55,744	405,970
Pfizer, Ltd.	5,431	288,811
Phoenix Mills, Ltd.	44,095	332,412
PNB Housing Finance, Ltd. (c)	14,536	31,156
PNC Infratech, Ltd.	88,826	110,370
POLYCAB INDIA LTD COMMON STOCK INR10.0 (a)	3,978	39,020
Prestige Estates Projects, Ltd.	124,985	277,887
Prism Johnson, Ltd.	124,753	49,884
Procter & Gamble Health, Ltd. (a)	1,974	94,797
PTC India, Ltd.	439,113	224,922
PVR, Ltd.	39,967	625,409
Quess Corp., Ltd. (a)(c)	44,304	124,828
Radico Khaitan, Ltd.	27,384	97,082
Rain Industries, Ltd.	50,836	37,530
Raymond, Ltd.	2,659	7,831
Redington India, Ltd.	325,140	294,835
Relaxo Footwears, Ltd.	20,226	160,134
Reliance Capital, Ltd. (a)	54,185	3,223
Reliance Infrastructure, Ltd. (a)	99,892	13,468
Repco Home Finance, Ltd.	36,122	56,032
RITES, Ltd.	7,213	23,465
Sadbhav Engineering, Ltd.	92,463	33,122
Satin Creditcare Network, Ltd. (a)	40,510	33,387
Schaeffler India, Ltd.	4,151	203,933
Sequent Scientific, Ltd.	33,973	34,938
Shilpa Medicare, Ltd.	13,057	42,225
Shoppers Stop, Ltd.	5,077	12,858
Shriram City Union Finance, Ltd.	10,775	106,602
SKF India, Ltd.	25,223	489,982
Sobha, Ltd.	16,432	29,073
Solar Industries India, Ltd.	12,052	145,641
Somany Home Innovation, Ltd. (a)	3,677	3,303
South Indian Bank, Ltd.	849,973	64,042
SpiceJet, Ltd. (a)	157,067	76,300
Sterlite Technologies, Ltd.	46,792	39,462
Strides Pharma Science, Ltd.	68,826	293,086
Sun Pharma Advanced Research Co., Ltd. (a)	129,907	165,622
Sundram Fasteners, Ltd.	23,475	90,764
Sunteck Realty, Ltd.	7,698	21,374

30

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Suven Life Sciences, Ltd.	7,588	$ 2,146
Suven Pharmaceuticals, Ltd. (a)	7,588	20,166
Suzlon Energy, Ltd. (a)	2,589,520	66,748
Swan Energy, Ltd.	14,434	19,232
Symphony, Ltd.	27,479	282,849
Syndicate Bank (a)	97,940	18,512
Syngene International, Ltd. (c)	54,421	172,756
Tata Communications, Ltd.	26,338	81,171
Tata Elxsi, Ltd.	19,584	162,856
Tata Investment Corp., Ltd.	4,699	41,194
TeamLease Services, Ltd. (a)	6,476	139,285
Thermax, Ltd.	54,113	529,641
Thomas Cook India, Ltd.	59,216	18,629
TI Financial Holdings, Ltd. (a)	25,796	98,886
Time Technoplast, Ltd.	112,302	37,038
Timken India, Ltd.	18,234	184,916
Torrent Power, Ltd.	185,704	684,995
Trident, Ltd.	1,956,082	109,890
TTK Prestige, Ltd.	1,016	65,331
Tube Investments of India, Ltd.	15,813	57,252
TV18 Broadcast, Ltd. (a)	92,501	19,075
Union Bank of India (a)	369,047	140,006
VA Tech Wabag, Ltd. (a)	36,088	39,284
Vakrangee, Ltd.	392,186	103,164
Vardhman Textiles, Ltd.	14,943	123,463
V-Guard Industries, Ltd.	67,379	138,185
Vinati Organics, Ltd.	19,742	202,127
VIP Industries, Ltd.	24,126	76,586
V-Mart Retail, Ltd.	5,619	105,571
VRL Logistics, Ltd.	7,622	15,556
WABCO India, Ltd.	6,453	523,849
Welspun Corp., Ltd.	177,628	145,692
Welspun India, Ltd.	335,643	95,833
Westlife Development, Ltd. (a)	16,422	70,115
Wockhardt, Ltd. (a)	1,983	4,526
Zensar Technologies, Ltd.	12,307	14,316
		32,128,880
INDONESIA — 1.8%
Adhi Karya Persero Tbk PT	4,238,991	139,047
AKR Corporindo Tbk PT	2,148,600	260,177
Alam Sutera Realty Tbk PT (a)	20,195,800	128,778
Alfa Energi Investama Tbk PT (a)	269,600	2,248
Aneka Tambang Tbk	6,017,000	166,012
Astra Agro Lestari Tbk PT	296,100	98,034
Bank CIMB Niaga Tbk PT	3,406,700	128,456
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,882,100	220,009
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,313,000	169,534
Bank Tabungan Negara Persero Tbk PT	795,600	40,975
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,881,600	245,727
Bukit Asam Tbk PT	1,263,900	168,933
Bumi Resources Tbk PT (a)	15,799,500	48,435
Bumi Serpong Damai Tbk PT (a)	7,819,400	321,214
Security Description	Shares	Value
Bumitama Agri, Ltd.	609,300	$ 166,890
Ciputra Development Tbk PT	10,666,299	290,364
Delta Dunia Makmur Tbk PT (a)	6,286,900	39,317
Erajaya Swasembada Tbk PT	1,192,100	68,339
Global Mediacom Tbk PT (a)	3,962,500	46,403
Indika Energy Tbk PT	1,106,300	47,142
Indo Tambangraya Megah Tbk PT	54,800	27,215
Indosat Tbk PT (a)	338,800	32,301
Inti Agri Resources Tbk PT (a)	258,200	792
Japfa Comfeed Indonesia Tbk PT	4,443,300	258,807
Kresna Graha Investama Tbk PT (a)	8,614,500	140,494
Link Net Tbk PT	1,984,400	319,986
Lippo Karawaci Tbk PT (a)	38,053,280	310,306
Matahari Department Store Tbk PT	1,921,500	157,278
Medco Energi Internasional Tbk PT (a)	6,944,166	164,344
Media Nusantara Citra Tbk PT	6,394,800	354,831
Mitra Adiperkasa Tbk PT	11,077,000	320,561
Pelayaran Tamarin Samudra Tbk PT (a)	4,194,300	46,289
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,175,800	215,063
PP Persero Tbk PT	3,308,798	111,578
Ramayana Lestari Sentosa Tbk PT	2,189,500	62,557
Rimo International Lestari Tbk PT (a)	100,200	307
Sawit Sumbermas Sarana Tbk PT	2,913,100	166,999
Siloam International Hospitals Tbk PT (a)	381,543	140,359
Sitara Propertindo Tbk PT (a)	4,239,300	51,464
Summarecon Agung Tbk PT	8,469,500	207,713
Surya Citra Media Tbk PT	1,074,800	51,071
Timah Persero Tbk PT	1,246,829	32,719
Tower Bersama Infrastructure Tbk PT	7,651,200	424,545
Trada Alam Minera Tbk PT (a)	6,757,200	20,715
Tunas Baru Lampung Tbk PT	944,400	28,141
Waskita Karya Persero Tbk PT	3,842,100	114,014
Wijaya Karya Persero Tbk PT	4,245,836	217,368
		6,773,851
KUWAIT — 0.6%
ALAFCO Aviation Lease & Finance Co. KSCP	94,289	46,693
Alimtiaz Investment Group KSC	390,344	111,366
Boubyan Petrochemicals Co. KSCP	289,535	420,889
Heavy Engineering & Ship Building Co. KSCP Class B	103,298	120,129
Humansoft Holding Co. KSC	62,153	466,644
Integrated Holding Co. KCSC	77,749	103,086
Kuwait International Bank KSCP	417,942	267,056
Kuwait Projects Co. Holding KSCP	353,925	192,228
Kuwait Real Estate Co. KSC (a)	93,809	22,988

31

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
National Industries Group Holding SAK	444,564	$ 215,890
National Real Estate Co. KPSC (a)	233,784	48,027
Warba Bank KSCP (a)	591,160	364,517
		2,379,513
LUXEMBOURG — 0.0% (d)
Biotoscana Investments SA (a)	78,893	139,941
MALAYSIA — 4.5%
Aeon Co. M Bhd	967,600	253,099
AEON Credit Service M Bhd	14,300	27,806
AirAsia Group Bhd	562,100	102,791
Alliance Bank Malaysia Bhd	681,600	299,778
Astro Malaysia Holdings Bhd	1,612,700	317,314
Axis Real Estate Investment Trust	187,929	79,609
Bahvest Resources Bhd (a)	185,300	12,225
Berjaya Corp. Bhd (a)	1,959,167	99,772
Berjaya Sports Toto Bhd	1,201,758	639,825
BerMaz Motor Sdn Bhd (a)	892,860	233,549
BIMB Holdings Bhd	74,500	56,047
British American Tobacco Malaysia Bhd	71,600	170,713
Bumi Armada Bhd (a)	3,211,400	100,356
Bursa Malaysia Bhd	561,809	656,744
Cahya Mata Sarawak Bhd	604,800	169,400
Carlsberg Brewery Malaysia Bhd Class B	121,500	703,125
Datasonic Group Bhd	1,164,200	210,203
Dayang Enterprise Holdings Bhd (a)	279,530	74,412
DRB-Hicom Bhd	1,055,600	322,544
Eastern & Oriental Bhd	1,372,029	117,512
Eco World Development Group Bhd (a)	628,700	59,668
Econpile Holdings Bhd	914,400	85,725
Ekovest Bhd	1,174,400	104,663
FGV Holdings Bhd (a)	1,824,800	361,158
Focus Dynamics Group Bhd (a)	1,015,100	159,784
Frontken Corp. Bhd	238,300	99,843
George Kent Malaysia Bhd	547,500	69,705
Globetronics Technology Bhd	325,500	122,063
Guan Chong Bhd	89,000	41,204
Heineken Malaysia Bhd	137,900	698,438
Hengyuan Refining Co. Bhd (a)	70,300	40,357
Hibiscus Petroleum Bhd (a)	420,400	33,087
IGB Real Estate Investment Trust	1,243,900	457,824
IJM Corp. Bhd	2,095,200	771,150
Inari Amertron Bhd	1,855,379	532,563
IOI Properties Group Bhd	567,700	125,499
JAKS Resources Bhd (a)	217,000	38,176
KNM Group Bhd (a)	1,201,100	31,974
Kossan Rubber Industries	345,100	409,806
KPJ Healthcare Bhd	3,620,072	779,321
Lafarge Malaysia Bhd (a)	159,600	65,761
Magnum Bhd	1,360,500	598,368
Mah Sing Group Bhd	760,900	66,931
Security Description	Shares	Value
Malaysia Building Society Bhd	1,939,307	$ 251,392
Malaysian Pacific Industries Bhd	75,800	160,549
Malaysian Resources Corp. Bhd	2,559,200	231,039
My EG Services Bhd	1,998,150	444,033
Padini Holdings Bhd	573,600	268,211
Pavilion Real Estate Investment Trust	1,119,500	409,447
Pentamaster Corp. Bhd (a)	173,300	152,841
Petron Malaysia Refining & Marketing Bhd	10,800	7,700
Pos Malaysia Bhd	710,200	116,723
PureCircle, Ltd. (a)(e)	65,357	53,162
Sapura Energy Bhd	5,508,300	102,006
Scientex Bhd	208,800	364,433
Serba Dinamik Holdings Bhd	491,110	170,524
Sime Darby Property Bhd	1,163,800	146,822
SKP Resources Bhd	222,900	39,730
SP Setia Bhd Group	444,400	76,124
Sunway Bhd	550,000	197,338
Sunway Real Estate Investment Trust	2,133,900	785,394
Supermax Corp. Bhd	559,221	218,769
Syarikat Takaful Malaysia Keluarga Bhd	115,800	87,118
TIME dotCom Bhd	253,200	539,222
Uchi Technologies Bhd	37,200	16,533
UEM Sunrise Bhd (a)	1,186,800	108,515
UMW Holdings Bhd	377,000	186,755
UOA Development Bhd	1,433,100	527,460
Velesto Energy Bhd (a)	2,122,515	56,502
ViTrox Corp. Bhd	126,200	208,288
VS Industry Bhd	1,553,700	271,538
WCT Holdings Bhd (a)	1,493,388	129,634
Yinson Holdings Bhd	726,600	802,288
YNH Property Bhd (a)	97,100	60,238
		17,590,220
MEXICO — 2.1%
Alsea SAB de CV (a)	245,989	159,174
Banco del Bajio SA (c)	245,064	213,942
Bolsa Mexicana de Valores SAB de CV	590,360	911,992
Concentradora Fibra Danhos SA de CV REIT	223,619	185,307
Concentradora Fibra Hotelera Mexicana SA de CV REIT (c)	529,879	104,127
Concentradora Hipotecaria SAPI de CV REIT	596,180	429,233
Consorcio ARA SAB de CV (b)	999,325	152,928
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	696,529	248,514
Corp. Inmobiliaria Vesta SAB de CV	460,642	538,611
Credito Real SAB de CV SOFOM ER (b)	301,593	226,138

32

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Genomma Lab Internacional SAB de CV Class B (a)	706,277	$ 568,110
Gentera SAB de CV	599,066	231,360
Grupo Aeromexico SAB de CV (a)(b)	189,518	77,312
Grupo Cementos de Chihuahua SAB de CV (b)	31,340	93,449
Hoteles City Express SAB de CV (a)(b)	383,042	108,744
Industrias CH SAB de CV Class B	77,337	289,974
La Comer SAB de CV (a)	17,000	16,638
Macquarie Mexico Real Estate Management SA de CV REIT (c)	751,512	631,085
Megacable Holdings SAB de CV	271,252	750,187
PLA Administradora Industrial S de RL de CV REIT	849,688	950,406
Prologis Property Mexico SA de CV REIT	552,801	842,424
Qualitas Controladora SAB de CV	202,146	525,028
Unifin Financiera SAB de CV	44,042	35,727
		8,290,410
MONACO — 0.1%
Costamare, Inc.	49,710	224,689
GasLog, Ltd.	59,989	217,160
		441,849
PAKISTAN — 0.8%
Bank Alfalah, Ltd.	491,650	94,156
Engro Corp., Ltd.	278,870	448,106
Engro Fertilizers, Ltd.	553,500	192,142
Fauji Fertilizer Co., Ltd.	347,500	194,587
Habib Bank, Ltd.	391,200	243,128
Hub Power Co. Ltd (a)	519,113	213,365
Lucky Cement, Ltd.	162,950	363,670
Mari Petroleum Co., Ltd.	9,932	53,284
MCB Bank, Ltd.	376,100	338,014
Millat Tractors, Ltd.	20,226	66,153
National Bank of Pakistan (a)	163,000	27,733
Pakistan Oilfields, Ltd.	81,480	128,627
Pakistan Petroleum, Ltd.	234,740	101,485
Pakistan State Oil Co., Ltd.	398,228	291,299
Searle Co., Ltd.	39,295	37,107
SUI Northern Gas Pipeline	833,900	185,255
United Bank, Ltd.	287,600	174,551
		3,152,662
PERU — 0.1%
Ferreycorp SAA	1,085,707	397,840
PHILIPPINES — 0.8%
Cebu Air, Inc.	413,718	368,490
CEMEX Holdings Philippines, Inc. (a)(c)	1,774,105	37,324
Cosco Capital, Inc.	5,285,700	493,651
D&L Industries, Inc.	3,172,600	308,776
DoubleDragon Properties Corp. (a)	513,100	163,030
Security Description	Shares	Value
First Gen Corp.	1,711,100	$ 555,115
First Philippine Holdings Corp.	406,670	383,802
Holcim Philippines, Inc. (a)	179,200	43,267
Integrated Micro-Electronics, Inc.	839,800	74,799
MacroAsia Corp.	195,310	18,317
Manila Water Co., Inc.	943,500	176,605
Megawide Construction Corp.	633,100	78,422
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	94,695
Nickel Asia Corp.	6,430,680	195,980
PXP Energy Corp. (a)	607,600	48,981
Semirara Mining & Power Corp.	287,700	62,224
SM Prime Holdings, Inc.	1	1
Wilcon Depot, Inc.	132,500	33,763
		3,137,242
POLAND — 1.2%
11 bit studios SA (a)	1,861	161,300
Alior Bank SA (a)	28,381	88,009
Asseco Poland SA	39,293	548,692
Benefit Systems SA (a)	609	104,103
Budimex SA	8,526	323,920
CCC SA	14,176	102,322
Ciech SA (a)	48,255	313,684
Develia SA (a)	318,295	144,989
Enea SA (a)	150,483	171,515
Energa SA (a)	215,620	358,199
EPP NV	186,849	64,864
Eurocash SA	98,755	404,198
Grupa Azoty SA (a)	48,424	241,333
Jastrzebska Spolka Weglowa SA	7,879	23,598
KRUK SA	17,190	271,083
Lubelski Wegiel Bogdanka SA	12,050	51,931
Orange Polska SA (a)	327,190	467,527
PKP Cargo SA	19,961	49,308
PlayWay SA	4,501	332,143
Tauron Polska Energia SA (a)	693,926	186,784
TEN Square Games SA	2,037	138,792
		4,548,294
QATAR — 0.5%
Aamal Co.	297,838	49,081
Al Meera Consumer Goods Co. QSC	135,972	539,257
Gulf International Services QSC (a)	502,007	133,602
Gulf Warehousing Co.	191,527	221,458
Medicare Group	191,270	309,940
Qatar Aluminium Manufacturing Co.	1,069,522	154,216
Qatar First Bank (a)	1,072,525	260,988
United Development Co. QSC	650,140	176,775
Vodafone Qatar QSC	435,272	103,409
		1,948,726
RUSSIA — 0.9%
Aeroflot PJSC	447,907	392,796

33

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Etalon Group PLC GDR	130,264	$ 168,041
Globaltrans Investment PLC GDR	122,515	649,330
HeadHunter Group PLC (b)	5,394	86,142
LSR Group PJSC GDR	237,349	335,612
M. Video PJSC	63,364	314,737
Mechel PJSC ADR (a)	61,384	87,165
QIWI PLC ADR	40,361	432,266
Sistema PJSC FC GDR	165,789	550,419
TCS Group Holding PLC	38,199	441,580
TMK PJSC GDR	91,876	191,561
		3,649,649
SAUDI ARABIA — 3.0%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	45,894	121,545
Abdullah Al Othaim Markets Co.	30,993	765,544
Al Babtain Power & Telecommunication Co.	13,154	68,273
Al Hammadi Co. for Development and Investment (a)	28,173	141,577
Al Jouf Agricultural Development Co.	8,595	44,382
Al Jouf Cement Co. (a)	57,194	122,396
Al Khaleej Training and Education Co. (a)	43,742	152,986
Al Rajhi Co. for Co-operative Insurance (a)	10,915	140,178
Al Rajhi REIT	86,334	194,636
Alandalus Property Co.	16,957	65,896
Aldrees Petroleum and Transport Services Co.	19,772	294,712
Al-Etihad Cooperative Insuarnce Co.	29,054	95,893
Alujain Holding (a)	19,898	126,474
Arabian Cement Co.	30,250	201,291
Arriyadh Development Co.	34,504	123,983
Aseer Trading Tourism & Manufacturing Co. (a)	43,608	97,268
Astra Industrial Group (a)	12,765	48,926
AXA Cooperative Insurance Co. (a)	10,708	72,536
Basic Chemical Industries, Ltd.	9,148	46,848
Batic Investments and Logistic Co. (a)	10,578	60,253
Bawan Co. (a)	28,542	84,327
Buruj Cooperative Insurance Co.	13,249	54,096
City Cement Co.	59,209	197,941
Dallah Healthcare Co.	14,296	174,086
Derayah REIT	66,816	178,200
Dur Hospitality Co.	42,628	263,007
Eastern Province Cement Co.	28,088	210,828
Fawaz Abdulaziz Al Hokair & Co. (a)	48,350	225,470
Fitaihi Holding Group	17,112	42,040
Hail Cement Co. (a)	32,767	84,076
Herfy Food Services Co.	16,084	181,304
Jadwa REIT Saudi Fund	30,812	81,356
Security Description	Shares	Value
Jazan Energy and Development Co. (a)	23,245	$ 58,840
Leejam Sports Co. JSC	11,723	162,880
Maharah Human Resources Co.	10,456	161,418
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	24,618	101,434
Methanol Chemicals Co. (a)	38,576	62,736
Middle East Healthcare Co. (a)	19,286	130,644
Musharaka Real Estate Income Fund REIT	51,215	109,055
Najran Cement Co. (a)	51,601	125,260
National Agriculture Development Co (a)	26,142	152,385
National Co. for Learning & Education	19,570	153,664
National Gas & Industrialization Co.	14,981	117,432
National Medical Care Co.	12,223	117,936
Northern Region Cement Co. (a)	49,244	119,014
Qassim Cement Co.	30,407	428,142
Riyad REIT Fund	68,139	143,279
Saudi Advanced Industries Co.	27,587	82,974
Saudi Airlines Catering Co.	28,487	572,470
Saudi Arabia Refineries Co.	4,557	38,814
Saudi Arabian Amiantit Co. (a)	9,479	23,817
Saudi Automotive Services Co.	26,839	194,667
Saudi Ceramic Co. (a)	19,791	123,477
Saudi Chemical Co. Holding (a)	16,364	89,464
Saudi Co. For Hardware CJSC	11,478	115,788
Saudi Ground Services Co.	62,099	379,173
Saudi Industrial Services Co.	20,248	93,021
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,722	141,996
Saudi Public Transport Co. (a)	23,867	74,580
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	42,825
Saudi Real Estate Co. (a)	53,662	174,255
Saudi Research & Marketing Group (a)	22,754	365,808
Saudi Vitrified Clay Pipe Co., Ltd.	7,926	78,374
Saudia Dairy & Foodstuff Co.	8,887	324,067
Seera Group Holding	103,311	382,226
Tabuk Cement Co. (a)	36,382	100,324
Umm Al-Qura Cement Co.	30,924	148,159
United Electronics Co.	16,743	255,356
United International Transportation Co.	18,936	137,597
Walaa Cooperative Insurance Co.	25,190	85,285
Yamama Cement Co. (a)	63,795	307,344
Yanbu Cement Co.	50,755	347,193
Zamil Industrial Investment Co. (a)	12,197	44,736
		11,630,237
SINGAPORE — 0.1%
Asian Pay Television Trust	1,694,300	142,793
Aslan Pharmaceuticals, Ltd. (a)	86,000	10,977

34

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SIIC Environment Holdings, Ltd.	1,287,760	$ 179,076
Silverlake Axis, Ltd.	1,043,800	179,605
		512,451
SOUTH AFRICA — 4.5%
Adcock Ingram Holdings, Ltd.	170,702	416,433
Advtech, Ltd.	529,170	221,920
AECI, Ltd.	103,466	425,798
African Oxygen, Ltd.	98,576	95,485
Alexander Forbes Group Holdings, Ltd.	958,171	229,618
Arrowhead Properties, Ltd. Class B	1,117,594	112,635
Ascendis Health, Ltd. (a)	112,336	3,648
Aspen Pharmacare Holdings, Ltd. (a)	253,722	1,313,217
Astral Foods, Ltd.	23,063	247,895
Attacq, Ltd.	559,025	146,486
AVI, Ltd.	143,681	566,197
Barloworld, Ltd.	140,113	507,969
Blue Label Telecoms, Ltd. (a)	488,617	47,056
Brait SE (a)(b)	587,261	123,305
Cashbuild, Ltd.	14,316	107,033
City Lodge Hotels, Ltd.	24,009	31,591
Coronation Fund Managers, Ltd.	230,085	405,805
Curro Holdings, Ltd. (b)	218,651	87,534
DataTec, Ltd.	279,630	436,667
Dis-Chem Pharmacies, Ltd. (b)(c)	407,876	605,191
Distell Group Holdings, Ltd.	60,696	265,689
DRDGOLD, Ltd. (b)	211,805	121,438
Emira Property Fund, Ltd. REIT	736,186	259,685
EOH Holdings, Ltd. (a)	58,061	10,240
Equites Property Fund, Ltd. REIT (b)	234,170	216,994
Famous Brands, Ltd.	79,842	102,820
Grindrod, Ltd.	579,889	99,029
Harmony Gold Mining Co., Ltd. (a)	324,438	718,450
Hosken Consolidated Investments, Ltd.	110,944	170,578
Hudaco Industries, Ltd.	20,925	82,985
Hyprop Investments, Ltd. REIT	141,288	150,306
Imperial Logistics, Ltd. (b)	62,780	93,010
Investec, Ltd. (b)	136,997	260,724
JSE, Ltd. (b)	121,971	691,465
KAP Industrial Holdings, Ltd.	1,512,810	127,056
Lewis Group, Ltd.	63,683	63,540
Libstar Holdings, Ltd.	403,889	151,515
Long4Life, Ltd. (a)	628,666	103,135
Massmart Holdings, Ltd. (a)(b)	62,848	96,700
Metair Investments, Ltd.	179,591	140,777
MiX Telematics, Ltd. ADR	4,376	37,852
Momentum Metropolitan Holdings	335,428	292,795
Montauk Holdings, Ltd. (a)	1	2
Motus Holdings, Ltd. (a)	84,917	129,325
Mpact, Ltd.	234,492	105,036
Security Description	Shares	Value
Murray & Roberts Holdings, Ltd.	158,036	$ 49,552
Nampak, Ltd. (a)	603,636	33,798
Net 1 UEPS Technologies, Inc. (a)	73,083	212,672
Netcare, Ltd.	629,989	529,106
Ninety One, Ltd. (a)(b)	68,498	131,742
Northam Platinum, Ltd. (a)	310,121	1,205,235
Omnia Holdings, Ltd. (a)	163,102	208,855
Pick n Pay Stores, Ltd.	128,652	436,524
PPC, Ltd. (a)	1,145,790	109,062
Raubex Group, Ltd.	149,822	146,802
Resilient REIT, Ltd.	258,794	463,685
Reunert, Ltd.	168,569	409,058
Royal Bafokeng Platinum, Ltd. (a)(b)	131,001	181,245
SA Corporate Real Estate, Ltd. REIT (b)	3,161,926	200,055
Sappi, Ltd. (a)	324,511	381,564
Steinhoff International Holdings NV (a)(b)	3,568,642	221,791
Sun International, Ltd. (a)	128,941	135,366
Super Group, Ltd. (a)	463,525	318,446
Transaction Capital, Ltd.	195,669	134,207
Trencor, Ltd. (a)	118,062	56,189
Truworths International, Ltd.	240,917	336,960
Tsogo Sun Gaming, Ltd.	244,311	42,406
Tsogo Sun Hotels, Ltd. (a)	240,085	21,239
Vukile Property Fund, Ltd. REIT	772,138	306,088
Wilson Bayly Holmes-Ovcon, Ltd.	81,255	364,647
Zeder Investments, Ltd.	656,152	161,650
		17,420,573
TAIWAN — 32.6%
AcBel Polytech, Inc.	839,000	497,993
Acer, Inc.	982,000	506,562
A-DATA Technology Co., Ltd.	255,652	352,941
Advanced Ceramic X Corp.	54,642	480,623
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	101,717	26,235
Advanced Wireless Semiconductor Co.	35,801	92,221
AGV Products Corp. (a)	1,863,414	422,082
Airtac International Group	105,000	1,565,895
Alchip Technologies, Ltd.	55,000	358,283
Alpha Networks, Inc.	486,513	267,054
Altek Corp.	225,516	127,890
AmTRAN Technology Co., Ltd. (a)	967,717	208,958
Apex International Co., Ltd.	39,000	60,741
Arcadyan Technology Corp.	210,318	475,000
Ardentec Corp.	112,000	77,218
Asia Optical Co., Inc.	218,540	440,816
Asia Pacific Telecom Co., Ltd. (a)	944,476	178,017
Asia Polymer Corp.	947,489	437,064
ASMedia Technology, Inc.	20,000	509,234
ASPEED Technology, Inc.	17,000	584,627
Aten International Co., Ltd.	223,000	577,382

35

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
AURAS Technology Co., Ltd.	24,000	$ 101,185
Aurora Corp.	12,000	33,530
Bank of Kaohsiung Co., Ltd.	102,861	31,292
Baotek Industrial Materials, Ltd. (a)	24,000	21,031
Basso Industry Corp.	116,800	148,696
BES Engineering Corp.	2,692,356	520,817
Brighton-Best International Taiwan, Inc.	196,000	174,991
Brogent Technologies, Inc.	6,300	19,707
Capital Securities Corp.	2,306,771	715,491
Career Technology MFG. Co., Ltd.	352,141	273,059
Casetek Holdings, Ltd.	143,820	170,492
Cathay Real Estate Development Co., Ltd.	880,332	502,149
Center Laboratories, Inc.	292,468	384,425
Century Iron & Steel Industrial Co., Ltd.	88,000	226,100
Chang Wah Electromaterials, Inc.	80,419	361,655
Chang Wah Technology Co., Ltd.	50,000	35,961
Charoen Pokphand Enterprise	300,675	587,600
Chaun-Choung Technology Corp.	34,000	260,271
Cheng Loong Corp.	1,277,128	867,847
Cheng Mei Materials Technology Corp. (a)	93,000	15,622
Cheng Uei Precision Industry Co., Ltd.	352,915	341,344
Chia Hsin Cement Corp.	118,000	59,114
Chicony Electronics Co., Ltd.	492,656	1,234,837
Chilisin Electronics Corp.	137,455	367,256
China Airlines, Ltd.	802,000	175,296
China Bills Finance Corp.	1,005,394	465,437
China Chemical & Pharmaceutical Co., Ltd.	694,000	431,434
China General Plastics Corp.	90,400	42,298
China Man-Made Fiber Corp.	1,876,527	323,908
China Motor Corp.	216,000	177,848
China Petrochemical Development Corp.	2,167,103	525,267
China Steel Chemical Corp.	183,000	564,585
Chin-Poon Industrial Co., Ltd.	319,000	219,407
Chipbond Technology Corp.	647,000	1,059,025
ChipMOS Techinologies, Inc.	296,875	261,127
Chong Hong Construction Co., Ltd.	274,275	681,119
Chunghwa Precision Test Tech Co., Ltd.	11,000	261,528
Cleanaway Co., Ltd.	29,000	133,294
Clevo Co.	547,265	520,274
CMC Magnetics Corp. (a)	894,303	194,584
Compeq Manufacturing Co., Ltd.	887,000	916,580
Concraft Holding Co., Ltd.	30,358	98,378
Coretronic Corp.	453,652	421,527
CSBC Corp. Taiwan (a)	219,082	127,502
CTCI Corp.	694,000	672,394
Cub Elecparts, Inc.	54,797	202,942
Security Description	Shares	Value
CyberTAN Technology, Inc.	558,210	$ 218,732
Darfon Electronics Corp.	138,000	136,213
Darwin Precisions Corp.	416,576	127,832
D-Link Corp. (b)	1,027,054	397,352
Dynapack International Technology Corp.	183,000	378,811
E Ink Holdings, Inc.	739,000	603,584
Egis Technology, Inc.	49,000	239,803
Elan Microelectronics Corp.	326,029	904,513
Elite Advanced Laser Corp.	98,600	198,560
Elite Material Co., Ltd.	262,782	921,082
Elite Semiconductor Memory Technology, Inc.	319,674	299,151
eMemory Technology, Inc.	61,000	474,018
Ennoconn Corp.	40,371	200,243
Episil-Precision, Inc. (b)	40,000	64,547
Epistar Corp. (b)	855,572	729,916
Eternal Materials Co., Ltd.	1,153,805	860,351
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,417,437	433,553
Everlight Chemical Industrial Corp.	581,304	233,548
Everlight Electronics Co., Ltd.	656,503	540,546
Excelliance Mos Corp.	8,000	20,687
Excelsior Medical Co., Ltd.	192,432	322,613
Far Eastern Department Stores, Ltd.	891,490	638,221
Far Eastern International Bank	3,674,584	1,221,155
Faraday Technology Corp.	288,385	346,159
Farglory Land Development Co., Ltd.	242,464	304,669
Feng Hsin Steel Co., Ltd.	481,270	734,441
Firich Enterprises Co., Ltd.	214,575	178,804
FLEXium Interconnect, Inc.	269,099	848,901
FocalTech Systems Co., Ltd.	143,000	133,819
Formosa Taffeta Co., Ltd.	996,000	1,014,394
Formosan Rubber Group, Inc.	363,610	178,550
Foxsemicon Integrated Technology, Inc.	69,050	264,861
Fulgent Sun International Holding Co., Ltd.	31,000	86,004
Gamania Digital Entertainment Co., Ltd.	38,000	56,796
Gemtek Technology Corp. (a)	465,234	291,526
General Interface Solution Holding, Ltd.	20,000	52,511
Genius Electronic Optical Co., Ltd.	64,391	879,371
Getac Technology Corp.	253,000	353,463
Gigabyte Technology Co., Ltd.	492,000	829,721
Gigastorage Corp. (a)	257,809	76,981
Ginko International Co., Ltd.	39,000	176,678
Global Lighting Technologies, Inc.	12,000	43,847
Global PMX Co., Ltd.	13,000	47,071
Global Unichip Corp. (b)	88,669	538,028
Gloria Material Technology Corp.	472,909	238,476
Gold Circuit Electronics, Ltd. (a)	113,000	90,612

36

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Goldsun Building Materials Co., Ltd.	1,760,041	$ 643,105
Gourmet Master Co., Ltd.	85,644	212,683
Grand Pacific Petrochemical (a)	891,000	380,070
Grape King Bio, Ltd.	114,000	742,622
Great Wall Enterprise Co., Ltd.	975,615	1,192,037
Gudeng Precision Industrial Co., Ltd.	8,000	33,993
Hannstar Board Corp.	211,911	231,941
HannStar Display Corp.	2,348,599	402,286
HannsTouch Solution, Inc. (a)	715,498	216,721
Highwealth Construction Corp.	780,730	1,045,569
Himax Technologies, Inc. ADR (a)(b)	110,835	303,688
HLJ Technology Co., Ltd. (a)	42,665	75,478
Ho Tung Chemical Corp.	1,351,351	272,580
Holtek Semiconductor, Inc.	70,000	137,956
Holy Stone Enterprise Co., Ltd. (a)	107,000	315,606
Hota Industrial Manufacturing Co., Ltd.	176,680	444,599
Hsin Kuang Steel Co., Ltd.	152,000	107,812
HTC Corp.	577,000	541,865
Hu Lane Associate, Inc.	13,000	25,878
Huaku Development Co., Ltd.	322,260	880,204
Huang Hsiang Construction Corp.	315,484	295,752
Hung Sheng Construction, Ltd.	90,400	45,437
Ibase Technology, Inc. (a)	368,817	412,825
Ichia Technologies, Inc.	376,000	136,144
International CSRC Investment Holdings Co.	859,767	551,543
International Games System Co., Ltd.	33,000	602,351
Iron Force Industrial Co., Ltd.	72,000	174,039
ITE Technology, Inc.	384,992	498,402
ITEQ Corp.	120,872	533,585
Jentech Precision Industrial Co., Ltd.	10,000	56,875
Jess-Link Products Co., Ltd.	209,230	187,149
Jih Sun Financial Holdings Co., Ltd.	2,015,949	587,956
KEE TAI Properties Co., Ltd.	1,035,076	302,224
Kenda Rubber Industrial Co., Ltd.	707,247	605,714
Kerry TJ Logistics Co., Ltd.	243,000	291,682
King Slide Works Co., Ltd.	65,000	627,614
King Yuan Electronics Co., Ltd.	1,112,656	1,112,969
King's Town Bank Co., Ltd.	1,144,000	1,072,447
Kinpo Electronics	1,610,371	523,984
Kinsus Interconnect Technology Corp.	277,030	370,546
Kuoyang Construction Co., Ltd.	954,138	566,334
Land Mark Optoelectronics Corp.	16,000	138,088
Lien Hwa Industrial Holdings Corp.	916,780	1,129,245
Lingsen Precision Industries, Ltd.	864,694	235,606
Lite-On Semiconductor Corp.	26,000	34,261
Long Chen Paper Co., Ltd.	670,191	255,963
Security Description	Shares	Value
Longwell Co.	219,000	$ 367,154
Lotes Co., Ltd.	84,418	767,652
Lotus Pharmaceutical Co., Ltd. (a)	34,000	67,682
Lumax International Corp., Ltd.	188,322	343,745
Lung Yen Life Service Corp.	202,000	362,700
Machvision, Inc.	23,000	192,798
Macroblock, Inc.	9,000	23,302
Macronix International (b)	1,012,000	853,331
Makalot Industrial Co., Ltd. (b)	171,973	602,786
Medigen Biotechnology Corp. (a)	96,000	153,008
Mercuries & Associates Holding, Ltd.	534,096	361,168
Merida Industry Co., Ltd.	214,000	785,477
Merry Electronics Co., Ltd. (b)	144,464	594,738
Microbio Co., Ltd. (a)	561,723	232,182
Mirle Automation Corp.	309,331	310,952
Mitac Holdings Corp.	1,013,879	910,233
Motech Industries, Inc. (a)	470,728	75,493
Nan Kang Rubber Tire Co., Ltd.	643,204	835,869
Nan Liu Enterprise Co., Ltd.	7,000	32,290
Nan Ya Printed Circuit Board Corp.	79,000	143,677
Nantex Industry Co., Ltd.	678,504	602,412
Nichidenbo Corp.	88,000	121,634
OBI Pharma, Inc. (a)	113,797	261,148
OptoTech Corp.	275,900	162,850
Orient Semiconductor Electronics, Ltd. (a)	375,704	120,383
Oriental Union Chemical Corp.	736,500	347,044
Pan Jit International, Inc.	226,000	143,111
Pan-International Industrial Corp.	526,539	292,507
Panion & BF Biotech, Inc.	51,000	123,109
Parade Technologies, Ltd.	65,000	1,386,340
PChome Online, Inc. (a)	91,670	213,098
PharmaEngine, Inc.	112,197	159,717
PharmaEssentia Corp. (a)	109,000	242,571
Pharmally International Holding Co., Ltd.	38,461	186,954
Phihong Technology Co., Ltd. (a)	89,000	17,128
Phison Electronics Corp.	100,000	820,065
Phytohealth Corp. (a)	492,511	198,688
Pixart Imaging, Inc.	113,060	525,269
Polaris Group/Tw (a)	107,910	39,786
Posiflex Technology, Inc.	13,000	32,584
Powertech Technology, Inc.	355,000	1,008,366
Poya International Co., Ltd.	46,300	656,803
President Securities Corp.	1,405,943	604,377
Primax Electronics, Ltd.	425,000	542,466
Prince Housing & Development Corp.	1,580,996	477,307
Promate Electronic Co., Ltd.	380,000	371,311
Prosperity Dielectrics Co., Ltd.	74,000	102,773
Qisda Corp.	1,500,641	734,404
Radiant Opto-Electronics Corp.	431,331	1,126,768
Radium Life Tech Co., Ltd.	993,406	294,328
Rexon Industrial Corp., Ltd.	120,000	166,857

37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RichWave Technology Corp.	12,000	$ 47,617
Ritek Corp. (a)	1,212,644	170,018
Roo Hsing Co., Ltd. (a)	79,000	22,361
Ruentex Development Co., Ltd.	499,800	631,330
Ruentex Industries, Ltd.	327,000	750,419
Samebest Co., Ltd.	6,300	11,249
Sampo Corp.	729,221	411,131
Sanyang Motor Co., Ltd.	852,945	545,756
ScinoPharm Taiwan, Ltd.	438,500	379,898
SDI Corp.	64,000	79,996
Sercomm Corp.	245,000	508,771
Shin Zu Shing Co., Ltd.	80,000	308,186
Shinkong Insurance Co., Ltd.	417,841	464,936
Shinkong Synthetic Fibers Corp.	1,997,796	660,614
ShunSin Technology Holding, Ltd.	5,000	14,335
Shuttle, Inc. (a)	73,000	17,380
Sigurd Microelectronics Corp.	762,144	780,000
Silicon Integrated Systems Corp. (a)	1,008,299	267,399
Silicon Motion Technology Corp. ADR	14,780	541,835
Simplo Technology Co., Ltd.	155,177	1,359,784
Sinbon Electronics Co., Ltd.	293,444	1,217,771
Sinmag Equipment Corp.	78,271	217,409
Sino-American Silicon Products, Inc.	438,058	1,132,753
Sinon Corp.	884,662	555,812
Sinphar Pharmaceutical Co., Ltd. (a)	455,879	250,992
Sinyi Realty, Inc.	689,828	537,191
Sirtec International Co., Ltd.	38,000	31,916
Sitronix Technology Corp.	77,000	300,448
Soft-World International Corp.	111,848	272,209
Sporton International, Inc.	12,000	63,092
St Shine Optical Co., Ltd.	37,000	380,504
Standard Foods Corp.	254,000	512,342
Sunny Friend Environmental Technology Co., Ltd.	24,000	184,515
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	45,686
Superalloy Industrial Co., Ltd.	130,370	177,396
Swancor Holding Co., Ltd.	26,000	51,671
Symtek Automation Asia Co., Ltd.	23,746	32,900
Systex Corp.	308,000	749,592
TA Chen Stainless Pipe	609,493	542,148
TA-I Technology Co., Ltd.	54,000	92,138
Taichung Commercial Bank Co., Ltd.	3,100,657	1,061,184
TaiDoc Technology Corp.	7,000	38,771
Taiflex Scientific Co., Ltd.	337,699	467,886
TaiMed Biologics, Inc. (a)	119,000	266,005
Taimide Tech, Inc.	32,550	32,129
Tainan Spinning Co., Ltd.	1,700,105	458,174
Taisun Enterprise Co., Ltd.	775,549	591,122
Taiwan Cogeneration Corp.	744,469	723,753
Taiwan Fertilizer Co., Ltd.	614,000	848,675
Taiwan Glass Industry Corp.	1,007,000	246,077
Security Description	Shares	Value
Taiwan Hon Chuan Enterprise Co., Ltd.	424,218	$ 693,669
Taiwan Land Development Corp. (a)	959,781	177,094
Taiwan Paiho, Ltd.	191,000	329,054
Taiwan PCB Techvest Co., Ltd.	38,000	36,252
Taiwan Secom Co., Ltd.	330,961	896,308
Taiwan Semiconductor Co., Ltd.	145,000	146,479
Taiwan Shin Kong Security Co., Ltd.	47,000	53,230
Taiwan Surface Mounting Technology Corp.	263,308	601,643
Taiwan Union Technology Corp.	211,000	851,214
Taiyen Biotech Co., Ltd.	400,979	380,540
Tatung Co., Ltd. (a)	812,000	526,270
TBI Motion Technology Co., Ltd.	65,000	96,614
TCI Co., Ltd.	68,545	407,986
Teco Electric and Machinery Co., Ltd.	1,637,000	1,304,555
Test Rite International Co., Ltd.	531,896	334,177
Thye Ming Industrial Co., Ltd.	309,218	290,389
Ton Yi Industrial Corp.	781,000	206,604
Tong Hsing Electronic Industries, Ltd. (b)	138,327	496,288
Tong Yang Industry Co., Ltd.	432,872	458,043
Topco Scientific Co., Ltd.	295,299	884,681
Topkey Corp.	50,000	150,621
Toung Loong Textile Manufacturing	26,000	19,473
TPK Holding Co., Ltd. (a)	243,000	278,424
Transcend Information, Inc.	216,484	476,041
Tripod Technology Corp.	417,353	1,311,064
TSEC Corp. (a)	101,318	16,349
TSRC Corp.	723,028	347,868
TTY Biopharm Co., Ltd.	232,436	478,069
Tung Ho Steel Enterprise Corp.	720,258	514,444
TXC Corp.	398,080	579,188
U-Ming Marine Transport Corp.	465,000	399,782
Unimicron Technology Corp.	1,043,000	1,103,649
Unitech Printed Circuit Board Corp.	181,240	116,865
United Integrated Services Co., Ltd.	35,000	191,541
United Renewable Energy Co., Ltd. (a)	2,240,832	350,483
Unity Opto Technology Co., Ltd. (a)	771,307	129,310
Universal Cement Corp.	49,000	25,601
Unizyx Holding Corp. (a)(b)	561,694	230,313
UPC Technology Corp.	1,064,632	280,579
USI Corp.	1,097,590	364,756
Visual Photonics Epitaxy Co., Ltd.	197,371	512,330
Voltronic Power Technology Corp.	44,100	923,079
Wafer Works Corp. (b)	453,418	389,075
Walsin Lihwa Corp.	884,000	321,545
Wan Hai Lines, Ltd.	1,114,320	506,651

38

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Waterland Financial Holdings Co., Ltd.	2,385,951	$ 816,580
Wei Chuan Foods Corp.	648,899	428,072
Wistron NeWeb Corp.	289,249	500,231
WT Microelectronics Co., Ltd.	317,090	357,547
WUS Printed Circuit Co., Ltd.	308,875	242,063
XinTec, Inc. (a)	86,000	167,783
Xxentria Technology Materials Corp.	86,000	139,914
Yang Ming Marine Transport Corp. (a)	675,970	113,550
Yeong Guan Energy Technology Group Co., Ltd. (a)	100,000	167,320
YFY, Inc.	1,863,941	711,887
Yieh Phui Enterprise Co., Ltd.	1,371,846	352,471
Young Optics, Inc.	65,000	97,581
Yulon Finance Corp.	251,800	722,723
Yulon Motor Co., Ltd.	416,000	202,212
Zenitron Corp. (a)	453,348	254,846
Zinwell Corp.	559,674	247,991
		126,527,836
THAILAND — 3.2%
AEON Thana Sinsap Thailand PCL NVDR	39,200	117,955
Ananda Development PCL NVDR	1,224,000	44,011
Bangkok Airways PCL NVDR (b)	497,300	60,917
Bangkok Chain Hospital PCL NVDR	742,300	257,857
Bangkok Land PCL NVDR	16,619,600	415,268
Bangkok Life Assurance PCL NVDR (b)	207,600	75,278
Beauty Community PCL (b)	2,422,175	94,474
BEC World PCL NVDR (a)	1,178,900	116,390
Central Plaza Hotel PCL NVDR (b)	898,002	421,398
CH Karnchang PCL NVDR	53,400	24,896
Chularat Hospital PCL NVDR	8,478,400	542,535
CK Power PCL NVDR	891,500	80,410
Com7 PCL Class F	133,900	63,650
Do Day Dream PCL NVDR	107,100	37,530
DOHOME PCL NVDR NVDR	110,366	15,806
Dynasty Ceramic PCL NVDR	4,355,520	177,844
Erawan Group PCL NVDR (b)	814,900	61,582
Esso Thailand PCL NVDR	1,598,267	206,495
Frasers Property Thailand Industrial Freehold & Leasehold REIT	403,697	166,067
GFPT PCL	334,100	88,571
Group Lease PCL NVDR (a)	310,200	24,576
Gunkul Engineering PCL NVDR	5,775,404	387,168
Hana Microelectronics PCL NVDR	378,600	265,340
Ichitan Group PCL NVDR (b)	476,363	58,352
IMPACT Growth Real Estate Investment Trust	337,400	150,104
Security Description	Shares	Value
Inter Far East Energy Corp. NVDR (a)(e)	283,900	$ —
International Engineering PCL (e)	63,855,934	—
Jasmine International PCL NVDR	3,166,225	472,751
Jay Mart PCL	89,600	15,016
JMT Network Services PCL NVDR	502,600	200,626
KCE Electronics PCL NVDR	777,088	324,403
Kiatnakin Bank PCL NVDR	189,600	225,319
LPN Development PCL NVDR	994,200	99,367
Major Cineplex Group PCL NVDR	838,000	344,725
MBK PCL NVDR	284,400	113,526
MC Group PCL NVDR	254,600	53,918
Mega Lifesciences PCL	182,800	123,658
Noble Development PCL	69,400	25,165
Origin Property PCL NVDR	805,350	86,873
Plan B Media Pcl NVDR	690,800	62,307
Precious Shipping PCL (a)	675,200	52,259
Pruksa Holding PCL NVDR	1,481,331	417,531
PTG Energy PCL NVDR	873,700	258,243
Ratchthani Leasing PCL NVDR	755,825	91,664
Siamgas & Petrochemicals PCL NVDR	478,800	112,341
Singha Estate PCL NVDR	1,839,000	71,167
Sino-Thai Engineering & Construction PCL NVDR	1,416,100	491,919
SPCG PCL NVDR	170,400	74,251
Sri Trang Agro-Industry PCL NVDR	1,114,180	373,459
Star Petroleum Refining PCL (b)	696,200	93,767
Supalai PCL NVDR (b)	1,179,700	535,615
Super Energy Corp. PCL NVDR	3,160,400	33,706
SVI PCL	430,640	25,457
Taokaenoi Food & Marketing PCL	385,300	62,226
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,048,700	948,891
Thai Airways International PCL NVDR (a)(b)	978,700	97,221
Thai Vegetable Oil PCL NVDR	515,100	353,158
Thaicom PCL NVDR (b)	214,906	15,062
Thanachart Capital PCL NVDR	356,700	361,401
Thonburi Healthcare Group PCL NVDR	110,800	60,435
Thoresen Thai Agencies PCL	3,499,106	206,849
Tipco Asphalt PCL NVDR	1,057,200	554,090
TPI Polene PCL	1,100,600	37,226
TPI Polene Power PCL NVDR	4,917,600	458,531
TQM Corp. PCL NVDR	48,900	100,206
TTW PCL NVDR	455,200	176,157
Vibhavadi Medical Center PCL NVDR (b)	2,770,100	116,485
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	220,500	84,659

39

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Workpoint Entertainment PCL NVDR	179,600	$ 36,941
		12,403,045
TURKEY — 1.9%
Aksa Akrilik Kimya Sanayii A/S	193,573	186,223
Aygaz A/S	138,897	177,040
Bera Holding A/S (a)	222,512	94,201
Coca-Cola Icecek A/S	47,035	249,797
Dogan Sirketler Grubu Holding A/S	254,537	59,094
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,209,620	214,750
Enerjisa Enerji AS (c)	258,552	265,996
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	1,101,553	212,279
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	1,058,294	305,111
Koza Altin Isletmeleri A/S (a)	62,091	578,018
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	204,109	281,220
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(c)	39,468	201,105
Migros Ticaret A/S (a)	137,073	471,314
MLP Saglik Hizmetleri AS (a)(c)	133,769	265,904
Pegasus Hava Tasimaciligi A/S (a)	41,381	214,746
Petkim Petrokimya Holding A/S (a)(b)	742,452	341,357
Sasa Polyester Sanayi A/S	141,966	188,922
Soda Sanayii A/S	238,978	184,938
Sok Marketler Ticaret AS (a)	196,351	277,682
TAV Havalimanlari Holding A/S	128,287	322,360
Tekfen Holding A/S	189,433	365,054
Tofas Turk Otomobil Fabrikasi A/S	78,992	197,173
Trakya Cam Sanayii A/S	262,549	114,338
Turk Traktor ve Ziraat Makineleri A/S	26,374	159,118
Turkiye Halk Bankasi A/S (a)	375,176	285,783
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,140,220	162,635
Turkiye Vakiflar Bankasi TAO Class D (a)	656,247	462,044
Ulker Biskuvi Sanayi A/S (a)	119,109	355,145
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	28,745
Yazicilar Holding A/S Class A	105,003	222,585
		7,444,677
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC	1,836,781	475,553
Al Waha Capital PJSC	1,111,016	246,513
Arabtec Holding PJSC	780,748	98,838
DAMAC Properties Dubai Co. PJSC (a)	326,711	43,050
Dana Gas PJSC	1,664,972	258,371
Security Description	Shares	Value
Dubai Investments PJSC	339,240	$ 102,516
DXB Entertainments PJSC (a)	2,944,269	96,989
Eshraq Properties Co. PJSC (a)	1,767,195	94,779
Orascom Construction PLC	7,657	31,615
RAK Properties PJSC (a)	2,787,126	283,785
SHUAA Capital PSC (a)	89,040	10,860
		1,742,869
UNITED STATES — 0.2%
Bizlink Holding, Inc.	83,764	454,253
Ideanomics, Inc. (a)(b)	40,770	54,632
Titan Cement International SA (a)	21,180	239,370
		748,255
TOTAL COMMON STOCKS (Cost $592,465,354)		385,320,810

RIGHTS — 0.0%
INDIA — 0.0% (d)
Arvind Fashions, Ltd. (expiring 4/17/20) (a)	12,467	—
THAILAND — 0.0% (d)
Frasers Property Thailand Industrial Freehold & Leasehold REIT (expiring 1/21/20) (a)	21,438	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Serba Dinamik Holdings Bhd, (expiring 12/31/99) (a) (Cost: $0)	127,260	5,303
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	624,810	624,247
State Street Navigator Securities Lending Portfolio II (h) (i)	6,998,700	6,998,700
TOTAL SHORT-TERM INVESTMENTS (Cost $7,623,265)		7,622,947
TOTAL INVESTMENTS — 101.2% (Cost $600,088,619)		392,949,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,653,894)
NET ASSETS — 100.0%		$ 388,295,166
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.

40

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $428,915, representing 0.1% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$383,106,381	$1,785,514	$428,915	$385,320,810
Rights	—	—	0(a)	0
Warrants	5,303	—	—	5,303
Short-Term Investments	7,622,947	—	—	7,622,947
TOTAL INVESTMENTS	$390,734,631	$1,785,514	$428,915	$392,949,060
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$ 3,091,050	$17,530,508	$19,996,256	$(737)	$(318)	624,810	$ 624,247	$ 8,972
State Street Navigator Securities Lending Portfolio II	—	—	26,208,717	19,210,017	—	—	6,998,700	6,998,700	189,934
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$46,578,155	$51,509,845	$(737)	$(318)		$7,622,947	$257,293
41

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Banco Macro SA ADR	87	$ 1,477
MercadoLibre, Inc. (a)	51	24,918
		26,395
AUSTRALIA — 1.6%
AMP, Ltd. (a)	10,587	8,650
APA Group Stapled Security	857	5,382
Aristocrat Leisure, Ltd.	1,087	14,204
ASX, Ltd.	302	14,249
Australia & New Zealand Banking Group, Ltd.	4,729	49,089
Bendigo & Adelaide Bank, Ltd.	1,708	6,555
Brambles, Ltd.	3,233	20,896
Caltex Australia, Ltd.	471	6,434
Challenger, Ltd.	1,140	2,791
Cochlear, Ltd.	72	8,260
Commonwealth Bank of Australia	2,641	99,927
Computershare, Ltd.	1,216	7,227
Crown Resorts, Ltd.	1,419	6,601
CSL, Ltd.	647	117,484
Dexus REIT	1,475	8,206
Flight Centre Travel Group, Ltd. (b)	161	977
Fortescue Metals Group, Ltd.	5,100	31,215
Goodman Group REIT	3,305	24,476
GPT Group REIT	1,629	3,619
Insurance Australia Group, Ltd.	4,221	16,017
LendLease Group Stapled Security	963	6,071
Macquarie Group, Ltd.	551	28,918
Medibank Pvt, Ltd.	4,770	7,766
Mirvac Group REIT	8,978	11,484
National Australia Bank, Ltd.	4,333	44,236
Newcrest Mining, Ltd.	1,045	14,743
QBE Insurance Group, Ltd.	2,766	14,559
Ramsay Health Care, Ltd.	182	6,381
REA Group, Ltd. (b)	97	4,571
Scentre Group REIT	10,403	9,965
SEEK, Ltd. (b)	866	7,860
Sonic Healthcare, Ltd.	1,112	16,559
Stockland REIT	8,635	13,371
Suncorp Group, Ltd.	3,197	17,865
Sydney Airport Stapled Security	5,321	18,205
Tabcorp Holdings, Ltd.	6,755	10,460
Telstra Corp., Ltd.	6,733	12,651
Transurban Group Stapled Security	5,985	44,104
Treasury Wine Estates, Ltd.	1,467	9,006
Westpac Banking Corp. (b)	5,132	51,827
Woolworths Group, Ltd.	1,736	37,294
Worley, Ltd. (b)	4,368	16,442
		856,597
AUSTRIA — 0.1%
Erste Group Bank AG	354	6,559
Raiffeisen Bank International AG	419	6,149
Security Description	Shares	Value
Verbund AG	438	$ 15,869
		28,577
BELGIUM — 0.1%
Anheuser-Busch InBev SA	989	43,917
Umicore SA	457	15,971
		59,888
BERMUDA — 0.1%
Marvell Technology Group, Ltd.	1,409	31,886
BRAZIL — 0.6%
Ambev SA	8,909	20,475
B2W Cia Digital (a)	899	8,320
B3 SA - Brasil Bolsa Balcao	4,167	28,843
Banco Bradesco SA Preference Shares	6,564	26,286
Banco Bradesco SA	1,491	5,407
Banco BTG Pactual SA	437	2,801
Banco do Brasil SA	2,053	11,040
Banco Santander Brasil SA	872	4,484
BB Seguridade Participacoes SA	1,031	4,940
BR Malls Participacoes SA	1,614	3,106
CCR SA	4,542	10,272
Cielo SA	4,905	4,199
Cogna Educacao	2,688	2,073
Embraer SA (a)	1,070	1,968
IRB Brasil Resseguros SA	854	1,594
Itau Unibanco Holding SA Preference Shares	8,007	35,646
Itausa - Investimentos Itau SA Preference Shares	7,004	11,843
Localiza Rent a Car SA	1,395	7,074
Lojas Americanas SA Preference Shares	1,254	4,352
Lojas Renner SA	1,133	7,331
Magazine Luiza SA	1,492	11,216
Multiplan Empreendimentos Imobiliarios SA	1,087	3,999
Natura & Co. Holding SA	701	3,479
Raia Drogasil SA	437	8,581
Suzano SA	1,748	12,062
Telefonica Brasil SA Preference Shares	1,176	11,212
TIM Participacoes SA	2,362	5,665
Ultrapar Participacoes SA	6,265	15,135
Vale SA	6,853	57,106
WEG SA	1,087	7,035
		337,544
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	695	27,432
Algonquin Power & Utilities Corp.	2,817	37,505
Alimentation Couche-Tard, Inc. Class B	1,506	35,075
AltaGas, Ltd.	544	4,873
Aurora Cannabis, Inc. (a)(b)	1,111	983
Bank of Montreal	1,028	51,322

42

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Nova Scotia	2,130	$ 86,002
Barrick Gold Corp.	2,946	53,524
Bausch Health Cos., Inc. (a)	291	4,459
BCE, Inc.	892	36,179
BlackBerry, Ltd. (a)	1,416	5,740
Bombardier, Inc. Class B (a)	5,060	1,617
Brookfield Asset Management, Inc. Class A	1,245	54,564
Cameco Corp.	1,962	14,791
Canadian Imperial Bank of Commerce (b)	712	41,019
Canadian National Railway Co.	1,075	83,101
Canadian Pacific Railway, Ltd.	177	38,618
Canadian Tire Corp., Ltd. Class A (b)	111	6,624
Canopy Growth Corp. (a)(b)	291	4,183
CCL Industries, Inc. Class B	624	18,759
CGI, Inc. (a)	252	13,489
Constellation Software, Inc.	26	23,364
Cronos Group, Inc. (a)(b)	262	1,471
Dollarama, Inc.	502	13,769
Enbridge, Inc. (c)	753	21,680
Enbridge, Inc. (c)	1,845	53,671
Fairfax Financial Holdings, Ltd.	51	15,458
First Quantum Minerals, Ltd.	3,644	18,407
Franco-Nevada Corp.	639	63,126
George Weston, Ltd.	387	27,361
Great-West Lifeco, Inc.	834	14,244
Hydro One, Ltd. (b)(d)	4,074	72,530
Intact Financial Corp.	159	13,587
Inter Pipeline, Ltd. (b)	466	2,757
Kirkland Lake Gold, Ltd.	437	12,726
Loblaw Cos., Ltd.	293	14,935
Lundin Mining Corp.	6,146	22,842
Manulife Financial Corp.	1,987	24,667
Metro, Inc.	502	20,071
National Bank of Canada	330	12,610
Open Text Corp.	310	10,718
Pembina Pipeline Corp. (b)	3,685	68,349
Power Corp. of Canada	1,519	24,161
PrairieSky Royalty, Ltd. (b)	5,728	29,901
Restaurant Brands International, Inc.	491	19,563
RioCan Real Estate Investment Trust	661	7,491
Rogers Communications, Inc. Class B	612	25,256
Royal Bank of Canada	2,302	140,981
Shaw Communications, Inc. Class B	509	8,164
Shopify, Inc. Class A (a)(b)	156	64,623
Stars Group, Inc. (a)	371	7,502
Sun Life Financial, Inc. (b)	525	16,698
TELUS Corp.	1,093	17,086
Thomson Reuters Corp.	427	28,764
Toronto-Dominion Bank	2,683	112,779
Wheaton Precious Metals Corp.	2,147	58,421
Security Description	Shares	Value
WSP Global, Inc.	291	$ 16,339
		1,725,931
CHILE — 0.2%
Aguas Andinas SA Class A	41,862	12,377
Antofagasta PLC	6,294	60,327
Cencosud SA	326	340
Itau CorpBanca	1,817,812	4,733
SACI Falabella	2,105	4,658
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	777	17,813
		100,248
CHINA — 4.6%
360 Security Technology, Inc. Class A	2,500	6,677
51job, Inc. ADR (a)	79	4,850
AAC Technologies Holdings, Inc. (b)	500	2,593
Agricultural Bank of China, Ltd. Class A	16,362	7,779
Agricultural Bank of China, Ltd. Class H	69,000	27,686
Alibaba Group Holding, Ltd. ADR (a)	2,319	450,999
Alibaba Health Information Technology, Ltd. (a)	6,000	10,032
ANTA Sports Products, Ltd.	1,000	7,348
Baidu, Inc. ADR (a)	372	37,494
Bank of Beijing Co., Ltd. Class A	18,296	12,467
Bank of China, Ltd. Class H	146,000	55,944
Bank of Communications Co., Ltd. Class A	22,228	16,181
Bank of Communications Co., Ltd. Class H	18,000	11,031
Bank of Shanghai Co., Ltd. Class A	5,900	6,859
BeiGene, Ltd. ADR (a)	78	9,603
BOE Technology Group Co., Ltd. Class A	14,700	7,694
Bohai Leasing Co., Ltd. Class A (a)	15,800	6,464
BYD Co., Ltd. Class H (b)	1,500	7,838
China Cinda Asset Management Co., Ltd. Class H	46,000	8,724
China CITIC Bank Corp., Ltd. Class H	28,000	13,836
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	—
China Conch Venture Holdings, Ltd.	3,500	15,624
China Construction Bank Corp. Class A	7,600	6,798
China Construction Bank Corp. Class H	149,000	121,877
China Everbright Bank Co., Ltd. Class A	20,609	10,496
China Evergrande Group (b)	3,700	6,139
China Huarong Asset Management Co., Ltd. Class H (d)	52,000	6,575
China Jushi Co., Ltd. Class A	6,000	6,687

43

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co., Ltd. Class H	14,000	$ 27,419
China Literature, Ltd. (a)(d)	2,000	7,947
China Mengniu Dairy Co., Ltd.	3,000	10,431
China Merchants Bank Co., Ltd. Class A	3,300	15,028
China Merchants Bank Co., Ltd. Class H	4,500	20,320
China Merchants Port Holdings Co., Ltd.	6,000	6,859
China Minsheng Banking Corp., Ltd. Class A	19,845	15,986
China Minsheng Banking Corp., Ltd. Class H	17,500	13,005
China Molybdenum Co., Ltd. Class H	21,000	5,879
China National Nuclear Power Co., Ltd. Class A	18,900	11,732
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	3,200	4,059
China Oilfield Services, Ltd. Class H	18,000	13,911
China Overseas Land & Investment, Ltd.	4,000	12,411
China Pacific Insurance Group Co., Ltd. Class H	3,800	11,497
China Resources Beer Holdings Co., Ltd.	2,000	9,134
China Resources Gas Group, Ltd.	12,000	60,380
China Telecom Corp., Ltd. Class H	40,000	12,128
China Tower Corp., Ltd. Class H (d)	74,000	16,612
China Unicom Hong Kong, Ltd.	14,000	8,074
China Vanke Co., Ltd. Class A	2,100	7,599
China Vanke Co., Ltd. Class H	2,696	8,887
China Yangtze Power Co., Ltd. Class A	13,296	32,432
Chongqing Rural Commercial Bank Co., Ltd. Class H	22,000	9,026
CITIC Securities Co., Ltd. Class H	3,500	6,412
COSCO SHIPPING Ports, Ltd.	8,000	3,860
Country Garden Holdings Co., Ltd. (b)	10,465	12,665
CSPC Pharmaceutical Group, Ltd.	6,000	12,014
ENN Energy Holdings, Ltd.	1,900	18,397
Foshan Haitian Flavouring & Food Co., Ltd. Class A	400	7,064
Fosun International, Ltd.	10,500	12,138
Ganfeng Lithium Co., Ltd. Class A	1,500	8,518
Geely Automobile Holdings, Ltd.	9,000	13,284
Gree Electric Appliances, Inc. of Zhuhai Class A	1,000	7,364
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,216
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1,700	6,691
Huazhu Group, Ltd. ADR	212	6,091
Iflytek Co., Ltd. Class A	1,700	8,265
Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class H	116,000	$ 79,469
Industrial Bank Co., Ltd. Class A	4,832	10,846
iQIYI, Inc. ADR (a)	466	8,295
JD.com, Inc. ADR (a)	1,078	43,659
Jiangsu Expressway Co., Ltd. Class H	8,000	8,928
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	417	4,934
Jinduicheng Molybdenum Co., Ltd. Class A	15,500	13,230
JOYY, Inc. ADR (a)	156	8,309
Kweichow Moutai Co., Ltd. Class A	202	31,661
Lenovo Group, Ltd.	8,000	4,294
Luzhou Laojiao Co., Ltd. Class A	400	4,156
Meituan Dianping Class B (a)	1,800	21,748
Momo, Inc. ADR	233	5,054
Muyuan Foodstuff Co., Ltd. Class A	500	8,621
NetEase, Inc. ADR	111	35,627
New China Life Insurance Co., Ltd. Class A	1,100	6,176
New Oriental Education & Technology Group, Inc. ADR (a)	243	26,302
NIO, Inc. ADR (a)(b)	1,320	3,670
Oceanwide Holdings Co., Ltd. Class A	12,900	7,189
Offshore Oil Engineering Co., Ltd. Class A	19,800	13,660
People's Insurance Co. Group of China, Ltd. Class H	39,000	12,881
PICC Property & Casualty Co., Ltd. Class H	18,000	17,417
Pinduoduo, Inc. ADR (a)	262	9,440
Ping An Bank Co., Ltd. Class A	3,300	5,959
Ping An Insurance Group Co. of China, Ltd. Class A	785	7,660
Ping An Insurance Group Co. of China, Ltd. Class H	7,000	68,773
Postal Savings Bank of China Co., Ltd. Class H (d)	22,000	13,397
Sany Heavy Industry Co., Ltd. Class A	2,500	6,102
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	4,000	13,160
Shanghai International Airport Co., Ltd. Class A	500	4,290
Shanghai International Port Group Co., Ltd. Class A	5,900	3,729
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	7,400	5,964
Shanghai Pudong Development Bank Co., Ltd. Class A	4,934	7,065
Shenzhou International Group Holdings, Ltd.	1,700	18,073
Sichuan Chuantou Energy Co., Ltd. Class A	6,600	8,566

44

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sinopec Engineering Group Co., Ltd. Class H	17,500	$ 7,360
SOHO China, Ltd.	25,500	13,160
Sunac China Holdings, Ltd.	1,000	4,632
Sunny Optical Technology Group Co., Ltd.	900	12,122
TAL Education Group ADR (a)	585	31,157
Tencent Holdings, Ltd.	8,084	396,539
Tianqi Lithium Corp. Class A	2,000	5,206
Tongkun Group Co., Ltd. Class A	4,300	7,116
Towngas China Co., Ltd.	19,937	9,877
Transfar Zhilian Co., Ltd. Class A	7,700	6,692
Trip.com Group, Ltd. ADR (a)	681	15,969
Tsingtao Brewery Co., Ltd. Class A	1,000	6,449
Vipshop Holdings, Ltd. ADR (a)	575	8,959
Want Want China Holdings, Ltd.	11,000	7,976
Wens Foodstuffs Group Co., Ltd. Class A	900	4,101
Wuliangye Yibin Co., Ltd. Class A	934	15,180
Xiaomi Corp. Class B (a)(b)(d)	13,200	17,780
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	4,500	6,031
Yangzijiang Shipbuilding Holdings, Ltd.	8,800	5,130
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,800	5,615
Yintai Gold Co., Ltd. Class A	4,700	9,568
Yum China Holdings, Inc.	424	18,075
Zhejiang Expressway Co., Ltd. Class H	16,000	11,147
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,300	6,810
ZTO Express Cayman, Inc. ADR (a)	388	10,274
		2,544,259
COLOMBIA — 0.1%
Bancolombia SA	912	5,414
Bancolombia SA Preference Shares	1,663	11,264
Grupo Aval Acciones y Valores SA Preference Shares	44,382	9,805
Grupo de Inversiones Suramericana SA	5,082	25,059
Interconexion Electrica SA ESP	7,286	27,779
		79,321
DENMARK — 0.6%
Carlsberg A/S Class B	78	8,829
Chr. Hansen Holding A/S	275	20,574
Coloplast A/S Class B	141	20,455
Danske Bank A/S	1,390	15,717
Genmab A/S (a)	83	16,806
ISS A/S (b)	344	4,728
Novo Nordisk A/S Class B	2,616	157,384
Novozymes A/S Class B	847	38,522
Orsted A/S (d)	239	23,419
Pandora A/S	159	5,165
Security Description	Shares	Value
Vestas Wind Systems A/S	345	$ 28,033
		339,632
FINLAND — 0.4%
Elisa Oyj	195	12,085
Kone Oyj Class B	788	44,632
Neste Oyj	1,899	64,281
Nokia Oyj (c)	1,021	3,214
Nokia Oyj (c)	6,021	18,865
Nokian Renkaat Oyj (b)	202	4,892
Nordea Bank Abp (c)	3,784	21,418
Nordea Bank Abp (b)(c)	104	586
Orion Oyj Class B (b)	169	6,913
Sampo Oyj Class A	1,176	34,350
Wartsila OYJ Abp	900	6,607
		217,843
FRANCE — 3.0%
Aeroports de Paris	105	10,075
Airbus SE	990	64,460
Alstom SA	483	20,213
Amundi SA (d)	176	10,399
Atos SE	223	15,107
AXA SA	2,873	49,770
BNP Paribas SA	1,446	43,648
Bollore SA (c)	4,844	13,341
Bollore SA (a)(c)	28	92
Bureau Veritas SA	618	11,738
Capgemini SE	281	23,741
CNP Assurances	296	2,897
Covivio REIT	115	6,479
Credit Agricole SA	1,152	8,456
Danone SA	928	59,710
Dassault Aviation SA	8	6,575
Dassault Systemes SE	183	27,108
Edenred	519	21,691
Eiffage SA	149	10,545
EssilorLuxottica SA	488	52,625
Eurazeo SE	222	10,016
Eutelsat Communications SA	408	4,265
Gecina SA REIT	119	15,760
Getlink SE	1,238	14,929
Hermes International	49	33,808
ICADE REIT	208	16,467
Iliad SA	52	7,055
Ingenico Group SA	78	8,297
Kering SA	118	61,617
Klepierre SA REIT	652	12,570
Legrand SA	575	36,896
L'Oreal SA	503	131,853
LVMH Moet Hennessy Louis Vuitton SE	435	161,543
Natixis SA	414	1,348
Orange SA	2,939	35,908
Pernod Ricard SA	401	56,958
Peugeot SA	1,496	19,969
Publicis Groupe SA	187	5,359

45

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Remy Cointreau SA	64	$ 6,998
Renault SA	401	7,791
Safran SA	607	53,376
Sanofi	1,663	146,234
Schneider Electric SE	1,119	96,482
SCOR SE	125	2,754
Societe Generale SA	1,118	18,828
Sodexo SA	229	15,488
Teleperformance	93	19,368
Thales SA	228	19,108
Ubisoft Entertainment SA (a)	263	19,387
Unibail-Rodamco-Westfield	2,143	5,653
Unibail-Rodamco-Westfield REIT (b)	271	15,332
Valeo SA	80	1,339
Vinci SA	1,131	93,571
Vivendi SA	1,952	41,819
Worldline SA (a)(d)	87	5,126
		1,661,942
GERMANY — 2.2%
Adidas AG	261	58,966
Allianz SE	698	120,151
BASF SE	359	16,995
Bayer AG	1,341	77,764
Bayerische Motoren Werke AG	956	49,422
Beiersdorf AG	148	15,031
Brenntag AG	63	2,339
Continental AG	132	9,503
Daimler AG	2,026	61,178
Delivery Hero SE (a)(d)	236	17,598
Deutsche Bank AG	2,731	17,887
Deutsche Boerse AG	230	31,546
Deutsche Post AG	725	19,709
Deutsche Telekom AG	4,226	54,781
Deutsche Wohnen SE	343	13,063
Fraport AG Frankfurt Airport Services Worldwide	195	7,895
Fresenius Medical Care AG & Co. KGaA	376	24,837
Fresenius SE & Co. KGaA	642	23,902
Fuchs Petrolub SE Preference Shares	260	9,221
GEA Group AG	317	6,513
Henkel AG & Co. KGaA Preference Shares	443	35,581
Infineon Technologies AG	1,838	27,085
KION Group AG	90	3,895
Merck KGaA	111	11,403
MTU Aero Engines AG	95	13,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232	46,865
Puma SE	70	4,178
SAP SE	1,523	171,790
Sartorius AG Preference Shares	40	9,752
Siemens AG	1,245	105,830
Security Description	Shares	Value
Siemens Healthineers AG (d)	224	$ 8,859
Symrise AG	447	41,690
Telefonica Deutschland Holding AG	1,089	2,699
United Internet AG	199	5,867
Volkswagen AG Preference Shares	303	35,521
Vonovia SE	574	28,254
Wirecard AG	194	22,277
Zalando SE (a)(d)	225	8,638
		1,222,385
HONG KONG — 1.4%
AIA Group, Ltd.	17,000	153,860
Bank of East Asia, Ltd.	1,205	2,593
China Everbright, Ltd.	10,000	14,760
China Gas Holdings, Ltd.	4,200	14,631
China Mobile, Ltd.	8,500	63,222
China Resources Land, Ltd.	2,000	8,257
CK Asset Holdings, Ltd.	5,959	32,636
CK Hutchison Holdings, Ltd.	3,000	20,243
Dairy Farm International Holdings, Ltd.	700	3,220
Galaxy Entertainment Group, Ltd.	2,000	10,670
Hang Lung Properties, Ltd.	6,000	12,184
Hang Seng Bank, Ltd.	1,400	23,933
Henderson Land Development Co., Ltd.	2,632	10,034
Hong Kong & China Gas Co., Ltd.	16,504	27,212
Hong Kong Exchanges & Clearing, Ltd.	1,606	48,444
Hongkong Land Holdings, Ltd.	2,800	10,500
Hutchison China MediTech, Ltd. ADR (a)	310	5,533
Jardine Matheson Holdings, Ltd.	300	15,000
Jardine Strategic Holdings, Ltd.	400	8,880
Kerry Properties, Ltd.	2,000	5,277
Link REIT	5,900	50,011
Melco Resorts & Entertainment, Ltd. ADR	578	7,167
MTR Corp., Ltd.	2,932	15,150
Power Assets Holdings, Ltd.	10,000	59,799
Sands China, Ltd.	4,800	17,588
Shenzhen International Holdings, Ltd.	6,016	11,022
Sino Biopharmaceutical, Ltd.	10,500	13,845
Sino Land Co., Ltd.	11,324	14,376
Sun Hung Kai Properties, Ltd.	2,500	32,964
Swire Properties, Ltd.	2,800	7,875
Techtronic Industries Co., Ltd.	2,000	12,979
Wharf Real Estate Investment Co., Ltd. (b)	3,000	12,347
Wheelock & Co., Ltd.	2,000	13,650
		759,862
HUNGARY — 0.0% (f)
OTP Bank Nyrt	371	10,721

46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.	1,820	$ 6,046
Asian Paints, Ltd.	1,293	28,483
Avenue Supermarts, Ltd. (a)(d)	249	7,200
Axis Bank, Ltd.	2,788	13,967
Bajaj Auto, Ltd.	237	6,336
Bharat Petroleum Corp., Ltd.	2,019	8,457
Bharti Airtel, Ltd. (a)	4,060	23,662
Bharti Infratel, Ltd.	1,356	2,868
Dabur India, Ltd.	980	5,830
DLF, Ltd.	2,583	4,693
Eicher Motors, Ltd.	36	6,232
Godrej Consumer Products, Ltd.	475	3,270
HCL Technologies, Ltd.	1,808	10,430
Hindustan Unilever, Ltd.	1,271	38,617
Housing Development Finance Corp., Ltd.	2,025	43,714
ICICI Bank, Ltd. ADR	2,422	20,587
Infosys, Ltd. ADR (b)	5,281	43,357
ITC, Ltd.	7,837	17,787
Larsen & Toubro, Ltd. GDR	1,396	15,049
Mahindra & Mahindra, Ltd. GDR	1,451	5,601
Maruti Suzuki India, Ltd.	242	13,718
Nestle India, Ltd.	82	17,669
Petronet LNG, Ltd.	2,529	6,676
Piramal Enterprises, Ltd.	362	4,496
Power Grid Corp. of India, Ltd.	2,199	4,625
Reliance Industries, Ltd.	4,692	69,076
State Bank of India GDR (a)	378	9,828
Sun Pharmaceutical Industries, Ltd.	1,347	6,273
Tata Consultancy Services, Ltd.	1,622	39,152
Tata Motors, Ltd. (a)	5,884	5,526
Tech Mahindra, Ltd.	1,208	9,030
Titan Co., Ltd.	231	2,851
United Spirits, Ltd. (a)	1,031	6,604
Wipro, Ltd. ADR	2,509	7,778
Zee Entertainment Enterprises, Ltd.	1,896	3,106
		518,594
INDONESIA — 0.1%
Astra International Tbk PT	39,600	9,469
Bank Central Asia Tbk PT	8,000	13,550
Bank Mandiri Persero Tbk PT	10,400	2,984
Bank Rakyat Indonesia Persero Tbk PT	43,300	8,017
Gudang Garam Tbk PT	1,600	4,032
Hanjaya Mandala Sampoerna Tbk PT	84,800	7,409
Jasa Marga Persero Tbk PT	16,950	2,640
Telekomunikasi Indonesia Persero Tbk PT	84,300	16,333
Unilever Indonesia Tbk PT	23,300	10,357
		74,791
IRELAND — 0.4%
Accenture PLC Class A	994	162,280
Security Description	Shares	Value
AerCap Holdings NV (a)	362	$ 8,250
Flutter Entertainment PLC	49	4,438
James Hardie Industries PLC	975	11,052
Kerry Group PLC Class A	216	24,933
Trane Technologies PLC	364	30,063
		241,016
ISRAEL — 0.1%
Bank Hapoalim BM	2,313	13,934
Bank Leumi Le-Israel BM	1,532	8,488
Check Point Software Technologies, Ltd. (a)	257	25,839
Nice, Ltd. (a)	95	14,059
Teva Pharmaceutical Industries, Ltd. ADR (a)	489	4,391
Teva Pharmaceutical Industries, Ltd. (a)	1,056	9,726
		76,437
ITALY — 0.5%
Assicurazioni Generali SpA	2,681	36,507
Atlantia SpA	1,388	17,408
Davide Campari-Milano SpA	779	5,599
Ferrari NV	301	46,750
FinecoBank Banca Fineco SpA	703	6,394
Intesa Sanpaolo SpA	21,185	34,598
Leonardo SpA	712	4,744
Moncler SpA	265	9,680
Poste Italiane SpA (d)	1,133	9,597
Snam SpA	9,764	45,040
Telecom Italia SpA	33,656	13,313
Terna Rete Elettrica Nazionale SpA	7,843	49,655
UniCredit SpA	2,341	18,358
		297,643
JAPAN — 7.6%
Advantest Corp. (b)	200	8,040
Amada Holdings Co., Ltd.	600	4,741
Asahi Group Holdings, Ltd.	300	9,754
Asahi Intecc Co., Ltd.	500	12,376
Astellas Pharma, Inc.	3,500	54,175
Bandai Namco Holdings, Inc. (b)	200	9,710
Bank of Kyoto, Ltd.	300	9,560
Canon, Inc.	2,000	43,703
Casio Computer Co., Ltd.	600	8,431
Central Japan Railway Co.	200	32,087
Chiba Bank, Ltd.	900	3,943
Chugai Pharmaceutical Co., Ltd.	200	23,158
Concordia Financial Group, Ltd.	2,700	7,878
CyberAgent, Inc.	300	11,644
Daifuku Co., Ltd.	300	19,036
Dai-ichi Life Holdings, Inc.	1,300	15,600
Daiichi Sankyo Co., Ltd.	900	61,976
Daikin Industries, Ltd.	500	60,998
Daito Trust Construction Co., Ltd.	100	9,323
Daiwa House Industry Co., Ltd.	800	19,842
Daiwa Securities Group, Inc.	3,300	12,814

47

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Denso Corp.	800	$ 25,870
Dentsu Group, Inc.	700	13,532
East Japan Railway Co.	300	22,721
Eisai Co., Ltd.	300	22,040
FANUC Corp.	300	40,725
Fast Retailing Co., Ltd.	100	40,934
FUJIFILM Holdings Corp.	400	20,153
Fujitsu, Ltd.	300	27,109
Fukuoka Financial Group, Inc.	500	6,628
Hisamitsu Pharmaceutical Co., Inc.	200	9,337
Hitachi, Ltd.	800	23,291
Honda Motor Co., Ltd. (b)	2,300	51,772
Hoshizaki Corp.	200	15,025
Hoya Corp.	400	34,088
Iida Group Holdings Co., Ltd.	900	12,480
Isuzu Motors, Ltd.	1,100	7,288
ITOCHU Corp. (b)	3,000	62,318
Japan Airport Terminal Co., Ltd. (b)	300	11,602
Japan Post Bank Co., Ltd. (b)	1,500	13,853
Japan Post Holdings Co., Ltd.	2,832	22,185
Japan Tobacco, Inc.	1,700	31,432
JGC Holdings Corp.	400	3,216
Kajima Corp.	2,000	20,546
Kansai Paint Co., Ltd.	1,500	28,595
Kao Corp.	600	49,076
KDDI Corp.	2,600	76,828
Keikyu Corp.	600	10,099
Keio Corp.	200	11,838
Keyence Corp.	300	96,790
Kikkoman Corp.	400	17,063
Kirin Holdings Co., Ltd.	1,000	19,800
Koito Manufacturing Co., Ltd.	500	16,928
Komatsu, Ltd.	900	14,827
Konami Holdings Corp.	300	9,212
Kose Corp.	100	12,348
Kubota Corp.	1,600	20,475
Kyocera Corp.	200	11,872
Lawson, Inc.	200	10,986
M3, Inc. (b)	800	23,677
Makita Corp.	300	9,212
Marubeni Corp.	16,200	80,884
Mebuki Financial Group, Inc.	2,100	4,280
Medipal Holdings Corp.	200	3,739
Mercari, Inc. (a)(b)	200	3,891
MISUMI Group, Inc.	100	2,181
Mitsubishi Corp.	3,200	67,925
Mitsubishi Electric Corp.	3,000	37,099
Mitsubishi Estate Co., Ltd.	2,300	33,982
Mitsubishi Heavy Industries, Ltd.	300	7,593
Mitsubishi Motors Corp. (b)	1,500	4,252
Mitsubishi UFJ Financial Group, Inc.	18,400	68,688
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	10,349
Mitsui & Co., Ltd.	14,400	200,550
Mitsui Fudosan Co., Ltd.	1,900	32,921
Security Description	Shares	Value
Mizuho Financial Group, Inc.	41,700	$ 47,743
MonotaRO Co., Ltd.	300	7,970
MS&AD Insurance Group Holdings, Inc. (b)	800	22,417
Murata Manufacturing Co., Ltd.	600	30,413
NEC Corp.	400	14,617
Nexon Co., Ltd.	600	9,810
NGK Spark Plug Co., Ltd.	300	4,230
Nidec Corp.	600	31,163
Nikon Corp.	800	7,396
Nintendo Co., Ltd.	200	77,088
Nippon Paint Holdings Co., Ltd.	600	31,458
Nippon Telegraph & Telephone Corp.	1,700	40,557
Nissan Chemical Corp.	300	10,949
Nissan Motor Co., Ltd.	2,200	7,267
Nitori Holdings Co., Ltd.	100	13,506
Nitto Denko Corp.	200	8,939
Nomura Holdings, Inc.	6,200	26,292
Nomura Research Institute, Ltd.	1,000	21,194
NTT Data Corp.	1,900	18,304
NTT DOCOMO, Inc.	2,100	65,691
Obayashi Corp.	2,200	18,871
Obic Co., Ltd.	200	26,233
Olympus Corp.	1,700	24,597
Omron Corp.	300	15,645
Ono Pharmaceutical Co., Ltd.	400	9,211
Oriental Land Co., Ltd. (b)	300	38,405
ORIX Corp.	2,800	33,731
Otsuka Holdings Co., Ltd.	300	11,758
Pan Pacific International Holdings Corp.	900	17,082
Panasonic Corp.	1,600	12,227
Park24 Co., Ltd. (b)	700	10,316
PeptiDream, Inc. (a)	100	3,492
Persol Holdings Co., Ltd.	300	3,018
Pigeon Corp.	200	7,679
Pola Orbis Holdings, Inc.	300	5,544
Rakuten, Inc.	3,000	22,787
Recruit Holdings Co., Ltd. (b)	1,900	49,209
Renesas Electronics Corp. (a)	1,500	5,405
Resona Holdings, Inc.	4,900	14,761
Ricoh Co., Ltd.	1,400	10,297
Rohm Co., Ltd.	100	5,493
Ryohin Keikaku Co., Ltd.	800	8,996
Sankyo Co., Ltd.	700	20,393
SBI Holdings, Inc.	700	10,232
Secom Co., Ltd.	300	24,938
Sekisui House, Ltd.	1,400	23,142
Seven & i Holdings Co., Ltd.	800	26,500
Seven Bank, Ltd.	2,600	6,719
Shimadzu Corp.	800	21,083
Shimano, Inc.	100	14,302
Shimizu Corp.	2,100	16,437
Shin-Etsu Chemical Co., Ltd.	400	39,757
Shinsei Bank, Ltd. (a)	1,000	13,357

48

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shionogi & Co., Ltd.	200	$ 9,850
Shiseido Co., Ltd.	500	29,559
Shizuoka Bank, Ltd.	1,900	11,563
SMC Corp.	100	42,379
Softbank Corp. (b)	2,400	30,557
SoftBank Group Corp.	2,300	80,704
Sohgo Security Services Co., Ltd.	300	14,617
Sompo Holdings, Inc.	500	15,483
Sony Corp.	1,700	101,113
Square Enix Holdings Co., Ltd.	200	8,939
Subaru Corp. (b)	500	9,604
Sumitomo Corp.	2,600	29,840
Sumitomo Dainippon Pharma Co., Ltd. (b)	700	9,097
Sumitomo Metal Mining Co., Ltd.	300	6,164
Sumitomo Mitsui Financial Group, Inc.	2,700	65,602
Sumitomo Mitsui Trust Holdings, Inc.	100	2,894
Suzuki Motor Corp.	300	7,182
Sysmex Corp.	300	21,804
T&D Holdings, Inc.	600	4,913
Taisei Corp.	400	12,246
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,151
Takeda Pharmaceutical Co., Ltd.	2,220	68,026
Terumo Corp.	800	27,567
Toho Gas Co., Ltd.	1,100	49,928
Tokio Marine Holdings, Inc.	600	27,511
Tokyo Century Corp. (b)	300	9,407
Tokyo Electron, Ltd.	200	37,710
Tokyu Corp.	800	12,598
Toshiba Corp.	500	11,023
TOTO, Ltd.	600	19,981
Toyota Industries Corp.	200	9,597
Toyota Motor Corp.	3,400	204,746
Toyota Tsusho Corp.	1,500	35,376
Trend Micro, Inc.	300	14,840
Unicharm Corp.	300	11,257
Welcia Holdings Co., Ltd.	200	13,987
Yakult Honsha Co., Ltd.	300	17,757
Yamaha Corp.	300	11,713
Yaskawa Electric Corp.	300	8,270
Yokogawa Electric Corp.	900	10,863
Z Holdings Corp.	4,700	15,151
ZOZO, Inc.	300	4,032
		4,185,116
LUXEMBOURG — 0.1%
Eurofins Scientific SE	11	5,443
Millicom International Cellular SA SDR	185	5,221
Reinet Investments SCA	778	12,395
SES SA	638	3,744
		26,803
Security Description	Shares	Value
MACAU — 0.0% (f)
Wynn Macau, Ltd.	800	$ 1,216
MALAYSIA — 0.3%
AMMB Holdings Bhd	5,400	3,750
CIMB Group Holdings Bhd	12,158	10,132
Dialog Group Bhd	22,500	15,833
Gamuda Bhd	2,860	1,874
Genting Bhd	18,300	15,885
Genting Malaysia Bhd	13,700	6,374
Hong Leong Bank Bhd	1,100	3,427
IHH Healthcare Bhd	9,500	11,347
Malayan Banking Bhd	9,829	16,950
Maxis Bhd	3,300	4,087
Petronas Dagangan Bhd	2,300	11,266
PPB Group Bhd	3,000	11,403
Public Bank Bhd	4,700	17,299
RHB Bank Bhd	5,500	5,971
		135,598
MEXICO — 0.2%
America Movil SAB de CV Series L	43,473	26,037
Coca-Cola Femsa SAB de CV	2,178	8,880
Fibra Uno Administracion SA de CV REIT	13,197	10,458
Fomento Economico Mexicano SAB de CV	2,567	15,672
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,195	6,489
Grupo Aeroportuario del Sureste SAB de CV Class B	762	7,255
Grupo Financiero Banorte SAB de CV Series O	4,568	12,657
Grupo Financiero Inbursa SAB de CV Series O	6,359	4,619
Grupo Televisa SAB Series CPO	6,180	7,192
Megacable Holdings SAB de CV	1,202	3,324
Promotora y Operadora de Infraestructura SAB de CV	1,576	10,694
Wal-Mart de Mexico SAB de CV	8,302	19,729
		133,006
NETHERLANDS — 1.0%
Aegon NV	1,484	3,768
ASML Holding NV	608	161,745
Heineken NV	267	22,312
ING Groep NV	4,207	22,072
Koninklijke Ahold Delhaize NV	1,258	29,381
Koninklijke DSM NV	397	45,086
Koninklijke KPN NV	2,730	6,518
Koninklijke Philips NV	1,715	69,466
Koninklijke Vopak NV	275	14,309
NN Group NV	610	16,465
NXP Semiconductors NV	313	25,957
Prosus NV (a)	634	43,931
Randstad NV	322	11,366
Royal Dutch Shell PLC Class B	459	7,739

49

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	592	$ 41,690
		521,805
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	11,013	26,377
NORWAY — 0.3%
DNB ASA	3,031	33,698
Gjensidige Forsikring ASA	1,461	24,772
Mowi ASA	1,977	29,869
Orkla ASA	3,321	28,153
Schibsted ASA Class B	462	8,192
Telenor ASA	1,846	26,703
		151,387
PERU — 0.1%
Credicorp, Ltd.	40	5,723
Southern Copper Corp.	2,093	58,939
		64,662
PHILIPPINES — 0.1%
Altus San Nicolas Corp. (a)	372	38
Ayala Land, Inc.	12,080	7,173
International Container Terminal Services, Inc.	2,660	3,907
Robinsons Land Corp.	15,000	4,377
SM Investments Corp.	760	12,223
SM Prime Holdings, Inc.	13,200	7,371
		35,089
POLAND — 0.1%
Bank Polska Kasa Opieki SA	532	7,191
CD Projekt SA	160	11,136
LPP SA	1	1,259
Powszechna Kasa Oszczednosci Bank Polski SA	1,271	6,922
Powszechny Zaklad Ubezpieczen SA	1,790	13,502
		40,010
PORTUGAL — 0.0% (f)
Galp Energia SGPS SA	1,851	21,112
QATAR — 0.2%
Barwa Real Estate Co.	29,963	24,688
Commercial Bank PQSC	9,492	10,159
Industries Qatar QSC	5,521	10,084
Mesaieed Petrochemical Holding Co.	13,731	5,506
Qatar National Bank QPSC	9,588	44,240
		94,677
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	1,487	6,244
RUSSIA — 0.3%
Alrosa PJSC	10,902	8,914
Magnit PJSC GDR	1,059	9,491
Mobile TeleSystems PJSC ADR	2,783	21,151
Moscow Exchange MICEX	13,288	16,459
Polymetal International PLC	1,417	24,238
Security Description	Shares	Value
Sberbank of Russia PJSC ADR	6,709	$ 63,937
VTB Bank PJSC GDR	5,047	4,164
X5 Retail Group NV GDR	461	12,447
		160,801
SAUDI ARABIA — 0.3%
Al Rajhi Bank	1,992	28,525
Alinma Bank	1,336	7,397
Almarai Co. JSC	654	8,182
Arab National Bank	1,657	8,071
Banque Saudi Fransi	972	6,688
Dar Al Arkan Real Estate Development Co. (a)	1,617	3,529
Emaar Economic City (a)	3,155	5,744
Etihad Etisalat Co. (a)	800	4,612
National Commercial Bank	2,491	23,007
Riyad Bank	1,444	5,750
Samba Financial Group	2,948	15,788
Saudi Arabian Fertilizer Co.	1,079	17,806
Saudi Arabian Mining Co. (a)	734	6,056
Saudi British Bank	1,702	9,160
Saudi Telecom Co.	1,105	25,735
Yanbu National Petrochemical Co.	1,047	11,593
		187,643
SINGAPORE — 0.3%
CapitaLand Commercial Trust REIT	5,000	5,373
CapitaLand Mall Trust REIT	5,100	6,412
City Developments, Ltd.	2,332	11,858
DBS Group Holdings, Ltd.	2,549	33,244
Genting Singapore, Ltd.	20,700	10,031
Jardine Cycle & Carriage, Ltd.	600	8,289
Oversea-Chinese Banking Corp., Ltd.	5,162	31,323
SATS, Ltd.	2,100	4,661
Singapore Press Holdings, Ltd. (b)	7,100	9,125
Singapore Technologies Engineering, Ltd.	4,100	8,984
Singapore Telecommunications, Ltd.	15,929	28,416
United Overseas Bank, Ltd.	1,454	19,862
UOL Group, Ltd.	792	3,654
		181,232
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	1,735	7,286
Aspen Pharmacare Holdings, Ltd. (a)	364	1,884
Bid Corp., Ltd.	274	3,263
Discovery, Ltd.	1,289	5,627
FirstRand, Ltd.	6,799	15,330
Fortress REIT, Ltd. Class A,	5,864	3,316
Growthpoint Properties, Ltd. REIT	12,005	8,651
Kumba Iron Ore, Ltd. (b)	808	12,670
Liberty Holdings, Ltd.	903	3,352
Mr. Price Group, Ltd.	634	4,050
MTN Group, Ltd. (b)	2,555	6,922
MultiChoice Group, Ltd. (a)	475	2,281

50

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Naspers, Ltd. Class N	634	$ 90,652
Nedbank Group, Ltd.	994	4,600
Old Mutual, Ltd. (b)	4,039	2,611
Rand Merchant Investment Holdings, Ltd.	4,965	6,127
Redefine Properties, Ltd. REIT	38,848	5,155
Remgro, Ltd.	660	4,540
Resilient REIT, Ltd.	74	133
RMB Holdings, Ltd.	4,074	11,278
Sanlam, Ltd.	4,440	12,701
SPAR Group, Ltd.	661	6,727
Standard Bank Group, Ltd. (b)	2,616	15,009
Vodacom Group, Ltd.	997	6,532
		240,697
SOUTH KOREA — 1.4%
Amorepacific Corp.	67	9,274
AMOREPACIFIC Group	49	2,230
BGF retail Co., Ltd.	50	5,422
BNK Financial Group, Inc.	1,333	4,856
Celltrion Healthcare Co., Ltd. (a)	182	13,411
Celltrion, Inc. (a)	133	25,019
CJ ENM Co., Ltd.	21	1,796
Coway Co., Ltd.	148	7,027
Daelim Industrial Co., Ltd.	225	13,622
Daewoo Engineering & Construction Co., Ltd. (a)	2,138	5,163
Fila Holdings Corp.	62	1,479
GS Engineering & Construction Corp.	341	5,742
Hana Financial Group, Inc.	483	9,165
Hanwha Life Insurance Co., Ltd.	7,239	8,266
HLB, Inc. (a)	61	4,510
Hotel Shilla Co., Ltd.	126	7,297
Hyundai Engineering & Construction Co., Ltd.	267	6,021
Hyundai Mobis Co., Ltd.	126	17,544
Hyundai Motor Co.	142	10,347
Hyundai Motor Co. Preference Shares	168	7,852
Industrial Bank of Korea	910	5,606
Kakao Corp.	90	11,496
Kangwon Land, Inc.	373	6,051
KB Financial Group, Inc.	568	16,121
Kia Motors Corp.	253	5,404
Korea Gas Corp.	202	3,568
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	347	22,405
KT&G Corp.	230	14,113
LG Household & Health Care, Ltd.	5	4,600
LG Household & Health Care, Ltd. Preference Shares	15	7,886
NAVER Corp.	220	30,722
NCSoft Corp.	22	11,783
Netmarble Corp. (a)(d)	48	3,675
S-1 Corp.	72	4,732
Samsung Biologics Co., Ltd. (a)(d)	39	15,442
Security Description	Shares	Value
Samsung C&T Corp.	144	$ 10,599
Samsung Electronics Co., Ltd. Preference Shares	1,147	37,783
Samsung Electronics Co., Ltd.	6,594	258,647
Samsung Engineering Co., Ltd. (a)	474	3,952
Samsung Fire & Marine Insurance Co., Ltd.	34	4,301
Samsung Life Insurance Co., Ltd.	110	3,885
Samsung SDI Co., Ltd.	72	14,224
Samsung SDS Co., Ltd.	81	9,947
Shinhan Financial Group Co., Ltd.	596	14,002
SK Holdings Co., Ltd.	150	20,639
SK Hynix, Inc.	756	51,731
SK Telecom Co., Ltd.	32	4,653
Woori Financial Group, Inc.	518	3,255
		767,265
SPAIN — 0.8%
Aena SME SA (d)	328	35,817
Amadeus IT Group SA	695	32,944
Banco Bilbao Vizcaya Argentaria SA	10,739	34,354
Banco de Sabadell SA	5,593	2,878
Banco Santander SA (c)	23,046	56,087
Banco Santander SA (a)(c)	1,461	3,511
Bankia SA	4,095	4,574
CaixaBank SA	2,130	3,973
Cellnex Telecom SA (d)	185	8,414
Enagas SA	1,069	21,225
Ferrovial SA	1,416	33,980
Grifols SA	533	18,130
Industria de Diseno Textil SA	2,009	52,156
Mapfre SA	7,286	12,444
Red Electrica Corp. SA	4,026	72,293
Siemens Gamesa Renewable Energy SA	1,089	16,406
Telefonica SA	9,630	44,099
		453,285
SWEDEN — 0.9%
Alfa Laval AB	552	9,597
Assa Abloy AB Class B	2,166	41,034
Atlas Copco AB Class A	177	5,965
Atlas Copco AB Class B	1,241	36,700
Autoliv, Inc.	24	1,104
Boliden AB	2,623	47,998
Epiroc AB Class A	177	1,759
Hennes & Mauritz AB Class B (b)	1,650	21,317
Hexagon AB Class B	352	15,064
Husqvarna AB Class B	983	4,955
ICA Gruppen AB	298	12,569
Industrivarden AB Class C	1,462	28,612
Investor AB Class B	1,294	59,700
Kinnevik AB Class B	1,138	18,963
Sandvik AB	1,021	14,556
Securitas AB Class B	310	3,362

51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	947	$ 6,421
Skanska AB Class B (a)	750	11,465
Svenska Handelsbanken AB Class A (a)	1,684	14,131
Swedbank AB Class A	716	8,011
Swedish Match AB (b)	310	17,772
Tele2 AB Class B	398	5,359
Telefonaktiebolaget LM Ericsson Class B	3,950	32,317
Telia Co. AB	3,405	12,269
Volvo AB Class B	2,702	32,590
		463,590
SWITZERLAND — 3.1%
ABB, Ltd.	2,276	40,001
Adecco Group AG	380	14,979
Alcon, Inc. (a)	585	29,826
Chocoladefabriken Lindt & Spruengli AG	4	33,714
Cie Financiere Richemont SA	773	42,391
Coca-Cola HBC AG	184	3,963
Credit Suisse Group AG	1,782	14,734
EMS-Chemie Holding AG	22	13,836
Geberit AG	75	33,022
Givaudan SA	21	65,004
Kuehne + Nagel International AG	82	11,259
Lonza Group AG	62	25,773
Nestle SA	4,193	430,979
Novartis AG	2,929	241,725
Roche Holding AG	975	316,468
Schindler Holding AG	43	9,440
SGS SA	11	25,489
Sika AG	401	66,291
Sonova Holding AG	37	6,669
STMicroelectronics NV	359	7,829
Swatch Group AG	50	9,997
Swiss Life Holding AG	12	4,085
Swiss Re AG	373	28,744
Swisscom AG (b)	40	21,506
TE Connectivity, Ltd.	575	36,213
Temenos AG	65	8,525
UBS Group AG	4,919	45,990
Vifor Pharma AG	88	12,165
Zurich Insurance Group AG	231	81,986
		1,682,603
TAIWAN — 1.4%
Acer, Inc.	2,000	1,032
Asustek Computer, Inc.	2,000	13,524
Catcher Technology Co., Ltd.	1,000	6,465
Cathay Financial Holding Co., Ltd.	22,962	26,803
Chailease Holding Co., Ltd.	2,307	6,980
China Development Financial Holding Corp.	34,000	8,342
China Life Insurance Co., Ltd. (a)	5,382	2,999
Chunghwa Telecom Co., Ltd.	9,000	31,992
Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	35,359	$ 20,929
Delta Electronics, Inc.	3,000	11,954
Fubon Financial Holding Co., Ltd.	18,000	22,350
Hiwin Technologies Corp.	175	1,160
Hon Hai Precision Industry Co., Ltd.	18,656	43,121
Hotai Motor Co., Ltd.	1,000	16,236
MediaTek, Inc.	3,000	32,489
Mega Financial Holding Co., Ltd.	23,922	22,505
Novatek Microelectronics Corp.	2,000	11,375
President Chain Store Corp.	2,000	18,716
Ruentex Development Co., Ltd.	9,000	11,369
Ruentex Industries, Ltd.	4,400	10,097
Shin Kong Financial Holding Co., Ltd.	48,568	12,254
SinoPac Financial Holdings Co., Ltd.	51,160	18,693
Synnex Technology International Corp.	12,000	14,741
Taishin Financial Holding Co., Ltd.	54,957	21,262
Taiwan Business Bank	21,300	6,825
Taiwan Cooperative Financial Holding Co., Ltd.	19,863	12,053
Taiwan Mobile Co., Ltd.	1,000	3,303
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	326,174
Tatung Co., Ltd. (a)	14,000	9,074
Uni-President Enterprises Corp.	13,000	28,200
Yageo Corp.	198	1,797
Yuanta Financial Holding Co., Ltd.	28,573	14,692
		789,506
THAILAND — 0.2%
Advanced Info Service PCL	1,000	6,125
Airports of Thailand PCL	13,500	20,877
Bangkok Bank PCL NVDR	2,000	6,125
Bangkok Dusit Medical Services PCL NVDR	11,400	6,565
Bangkok Expressway & Metro PCL NVDR	35,000	8,265
CP ALL PCL	7,064	13,130
Energy Absolute PCL NVDR	6,900	7,096
Gulf Energy Development PCL	1,400	6,399
Intouch Holdings PCL	3,600	5,485
Kasikornbank PCL	2,000	5,546
Kasikornbank PCL NVDR	2,100	5,855
Krung Thai Bank PCL	26,400	9,171
Minor International PCL NVDR	6,800	3,481
Siam Commercial Bank PCL NVDR	1,900	4,009
Siam Commercial Bank PCL	2,800	5,909
		114,038
TURKEY — 0.1%
Akbank T.A.S. (a)	10,585	8,994
TAV Havalimanlari Holding A/S	1,181	2,968
Turkiye Garanti Bankasi A/S (a)	7,190	8,870

52

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C (a)	5,514	$ 3,949
		24,781
UNITED ARAB EMIRATES — 0.0% (f)
Emirates Telecommunications Group Co. PJSC	5,987	22,852
NMC Health PLC (e)	222	646
		23,498
UNITED KINGDOM — 4.5%
3i Group PLC	2,260	22,200
Amcor PLC	2,526	20,511
Ashtead Group PLC	697	15,258
AstraZeneca PLC	1,790	160,160
Auto Trader Group PLC (d)	1,137	6,191
Aviva PLC	9,249	30,792
BAE Systems PLC	3,815	24,683
Barclays PLC	24,514	28,606
Barratt Developments PLC	2,709	14,813
Berkeley Group Holdings PLC	265	11,878
British American Tobacco PLC ADR (b)	3,345	114,366
British Land Co. PLC REIT	5,084	21,194
BT Group PLC	10,473	15,310
Bunzl PLC	885	17,881
Burberry Group PLC	773	12,695
Capri Holdings, Ltd. (a)	305	3,291
CNH Industrial NV	1,414	8,093
Coca-Cola European Partners PLC	159	5,967
Compass Group PLC	2,884	45,201
Croda International PLC	267	14,143
DCC PLC	227	14,355
Diageo PLC	3,296	105,707
Direct Line Insurance Group PLC	1,866	6,846
Experian PLC	2,303	64,280
Fiat Chrysler Automobiles NV	1,245	8,978
GlaxoSmithKline PLC	7,129	133,885
GVC Holdings PLC	1,231	8,563
Hargreaves Lansdown PLC	231	3,970
HSBC Holdings PLC	30,263	170,456
Imperial Brands PLC	1,644	30,512
Informa PLC	2,299	12,617
Intertek Group PLC	298	17,463
ITV PLC	5,416	4,434
Johnson Matthey PLC	678	15,115
Kingfisher PLC	4,152	7,408
Land Securities Group PLC REIT	2,883	19,904
Legal & General Group PLC	13,209	31,750
Liberty Global PLC Class A (a)	352	5,811
Linde PLC	621	107,433
Lloyds Banking Group PLC	114,616	45,478
London Stock Exchange Group PLC	357	32,226
M&G PLC (a)	3,862	5,392
Marks & Spencer Group PLC	2,215	2,726
Meggitt PLC	1,496	5,385
Melrose Industries PLC	7,615	8,640
Security Description	Shares	Value
Micro Focus International PLC	834	$ 4,136
National Grid PLC	6,601	77,478
Next PLC	166	8,381
Ocado Group PLC (a)	550	8,320
Pearson PLC	1,880	12,882
Pentair PLC	13	387
Persimmon PLC	606	14,401
Prudential PLC	3,862	49,587
Reckitt Benckiser Group PLC	1,011	77,096
RELX PLC (c)	2,245	48,213
RELX PLC (c)	1,494	32,114
Rio Tinto PLC	1,327	61,185
Rolls-Royce Holdings PLC	3,191	13,476
Royal Bank of Scotland Group PLC	3,448	4,827
RSA Insurance Group PLC	2,518	13,126
Sage Group PLC	1,691	12,409
Schroders PLC	160	4,928
Segro PLC REIT	2,178	20,633
Severn Trent PLC	1,991	56,287
Smith & Nephew PLC	1,475	26,236
Smiths Group PLC	578	8,787
St James's Place PLC	724	6,819
Standard Chartered PLC	4,386	24,244
Standard Life Aberdeen PLC	5,728	15,902
Taylor Wimpey PLC	8,008	11,667
TechnipFMC PLC	2,587	17,792
Tesco PLC	13,377	37,951
Unilever NV	2,173	106,830
Unilever PLC	1,573	79,490
United Utilities Group PLC	5,976	66,897
Vodafone Group PLC	41,880	58,680
Weir Group PLC	565	5,051
Whitbread PLC	364	13,676
WPP PLC	2,285	15,623
		2,478,078
UNITED STATES — 55.2%
3M Co.	840	114,668
Abbott Laboratories	2,578	203,430
AbbVie, Inc.	2,072	157,866
ABIOMED, Inc. (a)	118	17,129
Activision Blizzard, Inc.	969	57,636
Acuity Brands, Inc.	79	6,767
Adobe, Inc. (a)	663	210,993
Advance Auto Parts, Inc.	91	8,492
Advanced Micro Devices, Inc. (a)	1,437	65,355
Aflac, Inc.	1,523	52,148
Agilent Technologies, Inc.	551	39,463
AGNC Investment Corp. REIT	1,070	11,321
Akamai Technologies, Inc. (a)	263	24,062
Albemarle Corp. (b)	264	14,882
Alexandria Real Estate Equities, Inc. REIT	111	15,214
Alexion Pharmaceuticals, Inc. (a)	275	24,692
Align Technology, Inc. (a)	111	19,308
Alleghany Corp.	8	4,419
Allegion PLC	303	27,882

53

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Allergan PLC	514	$ 91,029
Alliance Data Systems Corp.	148	4,980
Allstate Corp.	564	51,736
Ally Financial, Inc.	866	12,496
Alnylam Pharmaceuticals, Inc. (a)(b)	78	8,490
Alphabet, Inc. Class A (a)	437	507,772
Alphabet, Inc. Class C (a)	405	470,938
Altria Group, Inc.	2,744	106,110
Amazon.com, Inc. (a)	587	1,144,486
AMERCO	40	11,622
American Express Co.	1,182	101,191
American International Group, Inc.	1,520	36,860
American Tower Corp. REIT	647	140,884
American Water Works Co., Inc.	1,466	175,275
Ameriprise Financial, Inc.	196	20,086
AmerisourceBergen Corp.	212	18,762
AMETEK, Inc.	371	26,719
Amgen, Inc.	841	170,496
Amphenol Corp. Class A	232	16,908
Analog Devices, Inc.	605	54,238
Annaly Capital Management, Inc. REIT	2,451	12,427
ANSYS, Inc. (a)	51	11,856
Anthem, Inc.	372	84,459
AO Smith Corp.	372	14,065
Aon PLC	444	73,278
Apple, Inc.	6,195	1,575,327
Applied Materials, Inc.	1,381	63,277
Aptiv PLC	391	19,253
Arch Capital Group, Ltd. (a)	450	12,807
Arista Networks, Inc. (a)	32	6,482
Assurant, Inc.	79	8,223
AT&T, Inc.	10,374	302,402
Athene Holding, Ltd. Class A (a)	212	5,262
Atmos Energy Corp.	1,421	141,006
Autodesk, Inc. (a)	321	50,108
Automatic Data Processing, Inc.	697	95,266
AutoZone, Inc. (a)	49	41,454
AvalonBay Communities, Inc. REIT	242	35,615
Avery Dennison Corp.	355	36,164
Axalta Coating Systems, Ltd. (a)	1,043	18,013
Baker Hughes Co.	5,161	54,190
Ball Corp.	624	40,348
Bank of America Corp.	12,056	255,949
Bank of New York Mellon Corp.	1,189	40,046
Baxter International, Inc.	627	50,906
Becton Dickinson and Co.	401	92,138
Berkshire Hathaway, Inc. Class B (a)	1,664	304,229
Best Buy Co., Inc.	371	21,147
Biogen, Inc. (a)	261	82,575
BioMarin Pharmaceutical, Inc. (a)	119	10,055
BlackRock, Inc.	199	87,554
Blackstone Group, Inc. Class A	777	35,408
Boeing Co.	724	107,977
Booking Holdings, Inc. (a)	77	103,590
Security Description	Shares	Value
BorgWarner, Inc.	197	$ 4,801
Boston Properties, Inc. REIT	160	14,757
Boston Scientific Corp. (a)	2,044	66,696
Bristol-Myers Squibb Co.	3,343	186,339
Broadcom, Inc.	534	126,611
Broadridge Financial Solutions, Inc.	159	15,078
Brown-Forman Corp. Class B	483	26,811
Burlington Stores, Inc. (a)	40	6,338
C.H. Robinson Worldwide, Inc.	213	14,101
Cadence Design Systems, Inc. (a)	292	19,284
Capital One Financial Corp.	821	41,395
Cardinal Health, Inc.	482	23,107
CarMax, Inc. (a)(b)	210	11,304
Caterpillar, Inc.	812	94,224
Cboe Global Markets, Inc.	79	7,051
CBRE Group, Inc. Class A (a)	571	21,532
CDK Global, Inc.	310	10,183
CDW Corp.	119	11,099
Centene Corp. (a)	610	36,240
CenturyLink, Inc.	1,432	13,547
Cerner Corp.	565	35,589
Change Healthcare, Inc. (a)	469	4,685
Charles Schwab Corp.	1,196	40,210
Charter Communications, Inc. Class A (a)	194	84,644
Cheniere Energy, Inc. (a)	592	19,832
Chipotle Mexican Grill, Inc. (a)	42	27,485
Chubb, Ltd.	701	78,295
Church & Dwight Co., Inc.	344	22,078
Cigna Corp. (a)	525	93,019
Cincinnati Financial Corp.	104	7,847
Cintas Corp.	166	28,755
Cisco Systems, Inc.	6,055	238,022
Citigroup, Inc.	3,333	140,386
Citizens Financial Group, Inc.	782	14,709
Citrix Systems, Inc.	271	38,360
Clorox Co.	154	26,680
CME Group, Inc.	454	78,501
Coca-Cola Co.	6,290	278,332
Cognex Corp.	159	6,713
Cognizant Technology Solutions Corp. Class A	877	40,754
Colgate-Palmolive Co.	1,278	84,808
Comcast Corp. Class A	6,349	218,279
Comerica, Inc.	126	3,697
Conagra Brands, Inc.	543	15,932
Consolidated Edison, Inc.	1,756	136,968
Constellation Brands, Inc. Class A	264	37,847
Cooper Cos., Inc.	30	8,270
Copart, Inc. (a)	450	30,834
Corning, Inc.	1,139	23,395
Corteva, Inc. (a)	1,087	25,544
CoStar Group, Inc. (a)	64	37,581
Costco Wholesale Corp.	696	198,450
Coty, Inc. Class A	624	3,220

54

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Crown Castle International Corp. REIT	683	$ 98,625
CSX Corp.	1,099	62,973
Cummins, Inc.	203	27,470
CVS Health Corp.	1,811	107,447
D.R. Horton, Inc.	327	11,118
Danaher Corp.	1,013	140,209
Darden Restaurants, Inc.	159	8,659
DaVita, Inc. (a)	106	8,062
Deere & Co.	423	58,442
Dell Technologies, Inc. Class C (a)	401	15,860
DENTSPLY SIRONA, Inc.	481	18,677
DexCom, Inc. (a)	119	32,043
Digital Realty Trust, Inc. REIT	184	25,559
Discover Financial Services	462	16,480
Discovery, Inc. Class A (a)(b)	564	10,964
DISH Network Corp. Class A (a)	348	6,957
DocuSign, Inc. (a)	156	14,414
Dollar General Corp.	307	46,360
Dollar Tree, Inc. (a)	253	18,588
Domino's Pizza, Inc.	71	23,009
Dover Corp.	252	21,153
Dow, Inc.	1,009	29,503
Dropbox, Inc. Class A (a)	466	8,435
Duke Realty Corp. REIT	212	6,865
DXC Technology Co.	467	6,094
Eaton Corp. PLC	594	46,148
eBay, Inc.	1,743	52,395
Ecolab, Inc.	705	109,860
Edison International	913	50,023
Edwards Lifesciences Corp. (a)	278	52,436
Elanco Animal Health, Inc. (a)	621	13,904
Electronic Arts, Inc. (a)	391	39,166
Eli Lilly & Co.	1,219	169,100
Emerson Electric Co.	968	46,125
Equifax, Inc.	251	29,982
Equinix, Inc. REIT	121	75,573
Equitable Holdings, Inc.	543	7,846
Equity Residential REIT	629	38,816
Essential Utilities, Inc.	2,219	90,313
Essex Property Trust, Inc. REIT	81	17,839
Estee Lauder Cos., Inc. Class A	394	62,780
Everest Re Group, Ltd.	50	9,621
Eversource Energy	2,657	207,804
Exact Sciences Corp. (a)(b)	165	9,570
Expedia Group, Inc.	188	10,579
Expeditors International of Washington, Inc.	502	33,493
Extra Space Storage, Inc. REIT	93	8,906
F5 Networks, Inc. (a)	79	8,424
Facebook, Inc. Class A (a)	3,245	541,266
Fastenal Co.	924	28,875
Ferguson PLC	444	27,835
Fidelity National Financial, Inc.	624	15,525
Fidelity National Information Services, Inc.	736	89,527
Security Description	Shares	Value
Fidelity National Information Services, Inc.	247	$ 30,045
Fifth Third Bancorp	970	14,404
Fiserv, Inc. (a)	896	85,111
FleetCor Technologies, Inc. (a)	133	24,810
FLIR Systems, Inc.	161	5,134
Flowserve Corp.	289	6,904
FMC Corp.	682	55,713
Ford Motor Co.	4,616	22,295
Fortinet, Inc. (a)	133	13,456
Fortive Corp.	457	25,222
Fox Corp. Class A	587	13,871
Franklin Resources, Inc.	447	7,460
Freeport-McMoRan, Inc.	1,551	10,469
Garmin, Ltd.	228	17,091
Gartner, Inc. (a)	79	7,866
General Dynamics Corp.	429	56,761
General Electric Co.	13,248	105,189
General Mills, Inc.	830	43,799
General Motors Co.	1,468	30,505
Genuine Parts Co.	161	10,840
Gilead Sciences, Inc.	1,881	140,624
Global Payments, Inc.	390	56,250
GoDaddy, Inc. Class A (a)	79	4,512
Goldman Sachs Group, Inc.	514	79,459
GrubHub, Inc. (a)	315	12,830
Halliburton Co.	5,177	35,462
Harley-Davidson, Inc. (b)	355	6,720
Hartford Financial Services Group, Inc.	606	21,355
Hasbro, Inc.	214	15,312
HCA Healthcare, Inc.	329	29,561
HD Supply Holdings, Inc. (a)	314	8,927
Healthpeak Properties, Inc. REIT	330	7,870
HEICO Corp.	78	5,820
Henry Schein, Inc. (a)	119	6,012
Hershey Co.	149	19,742
Hewlett Packard Enterprise Co.	2,504	24,314
Hilton Worldwide Holdings, Inc.	294	20,063
HollyFrontier Corp.	1,393	34,142
Hologic, Inc. (a)	292	10,249
Home Depot, Inc.	1,546	288,654
Honeywell International, Inc.	1,263	168,977
Host Hotels & Resorts, Inc. REIT (b)	1,418	15,655
HP, Inc.	2,699	46,855
Humana, Inc.	207	65,002
Huntington Bancshares, Inc.	350	2,873
Huntington Ingalls Industries, Inc.	33	6,013
IAC/InterActiveCorp (a)	79	14,159
IDEXX Laboratories, Inc. (a)	111	26,889
IHS Markit, Ltd.	868	52,080
Illinois Tool Works, Inc.	459	65,233
Illumina, Inc. (a)	188	51,347
Incyte Corp. (a)	130	9,520
Ingersoll Rand, Inc. (a)	320	7,936

55

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Insulet Corp. (a)(b)	78	$ 12,923
Intel Corp.	6,174	334,137
Intercontinental Exchange, Inc.	638	51,518
International Business Machines Corp.	1,382	153,305
International Flavors & Fragrances, Inc. (b)(c)	223	22,764
International Flavors & Fragrances, Inc. (c)	54	5,795
Interpublic Group of Cos., Inc.	420	6,800
Intuit, Inc.	357	82,110
Intuitive Surgical, Inc. (a)	169	83,690
Invesco, Ltd.	461	4,186
Invitation Homes, Inc. REIT	251	5,364
Ionis Pharmaceuticals, Inc. (a)	156	7,376
IPG Photonics Corp. (a)	40	4,411
IQVIA Holdings, Inc. (a)	173	18,660
Iron Mountain, Inc. REIT (b)	233	5,545
J.M. Smucker Co.	132	14,652
Jack Henry & Associates, Inc.	119	18,474
Jacobs Engineering Group, Inc.	461	36,543
Johnson & Johnson	3,779	495,540
Johnson Controls International PLC	1,182	31,867
Jones Lang LaSalle, Inc.	111	11,209
JPMorgan Chase & Co.	4,322	389,110
Juniper Networks, Inc.	327	6,259
Kellogg Co.	184	11,038
KeyCorp	806	8,358
Keysight Technologies, Inc. (a)	237	19,832
Kimberly-Clark Corp.	251	32,095
Kimco Realty Corp. REIT	737	7,127
Kinder Morgan, Inc.	5,993	83,423
KKR & Co., Inc. Class A	854	20,043
KLA Corp.	190	27,311
Kohl's Corp.	119	1,736
Kraft Heinz Co.	1,248	30,876
L3Harris Technologies, Inc.	317	57,098
Laboratory Corp. of America Holdings (a)	114	14,408
Lam Research Corp.	205	49,200
Lamb Weston Holdings, Inc.	159	9,079
Las Vegas Sands Corp.	816	34,656
Lear Corp.	40	3,250
Leidos Holdings, Inc.	214	19,613
Lennar Corp. Class A	321	12,262
Lennox International, Inc.	79	14,361
Liberty Media Corp.-Liberty Formula One Class C (a)	448	12,199
Liberty Media Corp.-Liberty SiriusXM Class A (a)	410	12,993
Lincoln National Corp.	279	7,343
Live Nation Entertainment, Inc. (a)	119	5,410
LKQ Corp. (a)	518	10,624
Lockheed Martin Corp.	306	103,719
Loews Corp.	779	27,133
Lowe's Cos., Inc.	1,146	98,613
Lululemon Athletica, Inc. (a)	161	30,518
Security Description	Shares	Value
M&T Bank Corp.	176	$ 18,204
ManpowerGroup, Inc.	243	12,877
Marathon Petroleum Corp.	519	12,259
Markel Corp. (a)	19	17,630
Marriott International, Inc. Class A	106	7,930
Marsh & McLennan Cos., Inc.	873	75,480
Masco Corp.	697	24,095
Mastercard, Inc. Class A	1,244	300,501
Maxim Integrated Products, Inc.	310	15,069
McCormick & Co., Inc.	217	30,643
McDonald's Corp.	1,158	191,475
McKesson Corp.	237	32,057
Medtronic PLC	2,035	183,516
Merck & Co., Inc.	3,664	281,908
MetLife, Inc.	1,437	43,929
Mettler-Toledo International, Inc. (a)	40	27,620
MGM Resorts International	911	10,750
Microchip Technology, Inc. (b)	292	19,798
Micron Technology, Inc. (a)	1,503	63,216
Microsoft Corp.	10,066	1,587,509
Mid-America Apartment Communities, Inc. REIT	40	4,121
Middleby Corp. (a)	79	4,494
Molson Coors Beverage Co. Class B	300	11,703
Mondelez International, Inc. Class A	2,330	116,686
Monster Beverage Corp. (a)	622	34,994
Moody's Corp.	207	43,780
Morgan Stanley	1,628	55,352
Motorola Solutions, Inc.	160	21,267
MSCI, Inc.	159	45,945
Mylan NV (a)	697	10,392
Nasdaq, Inc.	21	1,994
National Oilwell Varco, Inc.	3,347	32,901
NetApp, Inc.	420	17,510
Netflix, Inc. (a)	601	225,675
Newmont Goldcorp Corp.	699	31,651
News Corp. Class A	898	8,060
Nielsen Holdings PLC	891	11,173
NIKE, Inc. Class B	1,864	154,227
Nordstrom, Inc. (b)	79	1,212
Norfolk Southern Corp.	371	54,166
Northern Trust Corp.	139	10,489
Northrop Grumman Corp.	243	73,520
NortonLifeLock, Inc.	1,099	20,562
NVIDIA Corp.	841	221,688
Okta, Inc. (a)	78	9,536
Old Dominion Freight Line, Inc.	238	31,306
Omnicom Group, Inc.	28	1,537
ONEOK, Inc.	3,511	76,575
Oracle Corp.	3,647	176,260
O'Reilly Automotive, Inc. (a)	106	31,911
PACCAR, Inc.	486	29,709
Palo Alto Networks, Inc. (a)	97	15,904
Parker-Hannifin Corp.	145	18,811

56

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	709	$ 44,610
PayPal Holdings, Inc. (a)	1,536	147,057
People's United Financial, Inc.	408	4,508
PepsiCo, Inc.	1,986	238,519
Perrigo Co. PLC	163	7,839
Pfizer, Inc.	8,106	264,580
Philip Morris International, Inc.	2,227	162,482
Phillips 66	1,537	82,460
Pioneer Natural Resources Co.	110	7,716
PNC Financial Services Group, Inc.	733	70,163
Polaris, Inc.	30	1,445
PPG Industries, Inc.	827	69,137
Principal Financial Group, Inc.	528	16,548
Procter & Gamble Co.	3,621	398,310
Progressive Corp.	737	54,420
Prologis, Inc. REIT	1,017	81,736
Prudential Financial, Inc.	730	38,062
PTC, Inc. (a)	156	9,549
Public Storage REIT	231	45,879
PulteGroup, Inc.	327	7,299
PVH Corp.	99	3,726
QIAGEN NV (a)	310	12,453
Qorvo, Inc. (a)	124	9,998
QUALCOMM, Inc.	1,808	122,311
Quest Diagnostics, Inc.	209	16,783
Ralph Lauren Corp.	119	7,953
Raytheon Co.	399	52,329
Realty Income Corp. REIT	216	10,770
Regeneron Pharmaceuticals, Inc. (a)	65	31,739
Regions Financial Corp.	1,238	11,105
ResMed, Inc.	214	31,520
RingCentral, Inc. Class A (a)(b)	78	16,529
Robert Half International, Inc.	270	10,192
Rockwell Automation, Inc.	124	18,713
Roku, Inc. (a)(b)	156	13,647
Rollins, Inc.	371	13,408
Roper Technologies, Inc.	210	65,480
Ross Stores, Inc.	468	40,702
Royal Caribbean Cruises, Ltd. (b)	40	1,287
S&P Global, Inc.	383	93,854
salesforce.com, Inc. (a)	1,063	153,051
Sarepta Therapeutics, Inc. (a)(b)	78	7,630
SBA Communications Corp. REIT	188	50,754
Schlumberger, Ltd.	6,597	88,994
Seagate Technology PLC	236	11,517
Sealed Air Corp.	668	16,506
Seattle Genetics, Inc. (a)	78	9,000
SEI Investments Co.	159	7,368
Sempra Energy	834	94,234
Sensata Technologies Holding PLC (a)	303	8,766
ServiceNow, Inc. (a)	173	49,578
Sherwin-Williams Co.	221	101,554
Signature Bank	40	3,216
Simon Property Group, Inc. REIT	576	31,599
Sirius XM Holdings, Inc. (b)	2,447	12,088
Security Description	Shares	Value
Skyworks Solutions, Inc.	146	$ 13,049
SL Green Realty Corp. REIT	156	6,724
Snap, Inc. Class A (a)(b)	980	11,652
Snap-on, Inc.	139	15,126
Spirit AeroSystems Holdings, Inc. Class A	212	5,073
Splunk, Inc. (a)	190	23,984
Square, Inc. Class A (a)	409	21,423
SS&C Technologies Holdings, Inc.	212	9,290
Stanley Black & Decker, Inc.	231	23,100
Starbucks Corp.	1,909	125,498
State Street Corp. (g)	474	25,250
Stryker Corp.	502	83,578
SVB Financial Group (a)	79	11,935
Synchrony Financial	944	15,189
Synopsys, Inc. (a)	145	18,675
Sysco Corp.	940	42,892
T Rowe Price Group, Inc.	336	32,810
Take-Two Interactive Software, Inc. (a)	119	14,115
Tapestry, Inc.	406	5,258
Target Corp.	610	56,712
TD Ameritrade Holding Corp.	127	4,402
Teleflex, Inc.	51	14,936
Teradyne, Inc.	78	4,225
Tesla, Inc. (a)	182	95,368
Texas Instruments, Inc.	1,433	143,200
Textron, Inc.	299	7,974
Thermo Fisher Scientific, Inc.	634	179,802
Tiffany & Co.	223	28,878
TJX Cos., Inc.	1,788	85,484
T-Mobile US, Inc. (a)	308	25,841
Tractor Supply Co.	174	14,712
TransDigm Group, Inc.	49	15,689
TransUnion	291	19,258
Travelers Cos., Inc.	472	46,893
Trimble, Inc. (a)	448	14,260
TripAdvisor, Inc.	81	1,409
Truist Financial Corp.	1,897	58,503
Twilio, Inc. Class A (a)(b)	78	6,980
Twitter, Inc. (a)	987	24,241
Tyson Foods, Inc. Class A	78	4,514
Uber Technologies, Inc. (a)	621	17,338
UDR, Inc. REIT	212	7,746
Ulta Salon Cosmetics & Fragrance, Inc. (a)	72	12,650
Under Armour, Inc. Class A (a)(b)	585	5,388
Union Pacific Corp.	1,033	145,694
United Parcel Service, Inc. Class B	801	74,829
United Rentals, Inc. (a)	148	15,229
United Technologies Corp.	1,361	128,383
UnitedHealth Group, Inc.	1,331	331,925
Unum Group	291	4,368
US Bancorp	2,150	74,067
Vail Resorts, Inc.	79	11,669
Valero Energy Corp.	1,755	79,607

57

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	95	$ 9,753
Veeva Systems, Inc. Class A (a)	193	30,179
Ventas, Inc. REIT	334	8,951
VEREIT, Inc.	840	4,108
VeriSign, Inc. (a)	79	14,227
Verisk Analytics, Inc.	336	46,832
Verizon Communications, Inc.	5,796	311,419
Vertex Pharmaceuticals, Inc. (a)	316	75,192
VF Corp.	510	27,581
ViacomCBS, Inc. Class B	400	5,604
VICI Properties, Inc. REIT (b)	699	11,631
Visa, Inc. Class A	2,597	418,429
VMware, Inc. Class A (a)(b)	125	15,137
Vornado Realty Trust REIT	156	5,649
Voya Financial, Inc. (b)	429	17,396
Vulcan Materials Co.	251	27,126
W.W. Grainger, Inc.	93	23,110
Walmart, Inc.	2,046	232,467
Walgreens Boots Alliance, Inc.	1,381	63,181
Walt Disney Co.	2,554	246,716
Waters Corp. (a)	146	26,579
Wayfair, Inc. Class A (a)(b)	119	6,359
Wells Fargo & Co.	5,992	171,970
Welltower, Inc. REIT	554	25,362
Western Digital Corp.	459	19,104
Western Union Co. (b)	948	17,187
Westinghouse Air Brake Technologies Corp.	235	11,311
Weyerhaeuser Co. REIT	1,630	27,628
Whirlpool Corp. (b)	44	3,775
Willis Towers Watson PLC	167	28,365
Workday, Inc. Class A (a)	145	18,882
WP Carey, Inc. REIT	79	4,588
Wynn Resorts, Ltd.	158	9,510
Xerox Holdings Corp. (a)	640	12,122
Xilinx, Inc.	474	36,944
XPO Logistics, Inc. (a)(b)	119	5,801
Xylem, Inc.	628	40,902
Yum! Brands, Inc.	541	37,075
Zebra Technologies Corp. Class A (a)	78	14,321
Zillow Group, Inc. Class C (a)(b)	236	8,501
Zimmer Biomet Holdings, Inc.	282	28,505
Zoetis, Inc.	617	72,615
		30,284,634
TOTAL COMMON STOCKS (Cost $60,649,106)		54,506,265

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 12/31/21) (a) (Cost: $0)	390	17
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (h) (i)	67,469	$ 67,408
State Street Navigator Securities Lending Portfolio II (g) (j)	556,109	556,109
TOTAL SHORT-TERM INVESTMENTS (Cost $623,502)		623,517
TOTAL INVESTMENTS — 100.5% (Cost $61,272,608)		55,129,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(284,091)
NET ASSETS — 100.0%		$ 54,845,708
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $646, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

58

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,419,073	$86,546	$646	$54,506,265
Warrants	17	—	—	17
Short-Term Investments	623,517	—	—	623,517
TOTAL INVESTMENTS	$55,042,607	$86,546	$646	$55,129,799
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	611	$ 36,165	$ —	$ 7,136	$(1,018)	$(2,761)	474	$ 25,250	$ 564
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	1,551,155	1,599,018	(142)	15	67,469	67,408	1,361
State Street Navigator Securities Lending Portfolio II	—	—	3,727,054	3,170,945	—	—	556,109	556,109	2,883
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$6,198,405	$7,334,273	$(1,160)	$(2,746)		$648,767	$5,541
59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.1%
Banco Macro SA ADR	5,124	$ 87,005
Grupo Financiero Galicia SA ADR	11,414	80,469
Telecom Argentina SA ADR (a)	908	8,372
YPF SA ADR (a)	5,746	23,961
		199,807
BRAZIL — 3.4%
Ambev SA ADR	331,766	763,062
Ambev SA	8,324	19,130
Atacadao SA	5,860	23,308
B3 SA - Brasil Bolsa Balcao	8,197	56,737
Banco Bradesco SA Preference Shares	40,191	160,947
Banco Bradesco SA	14,374	52,129
Banco BTG Pactual SA	1,196	7,665
Banco do Brasil SA	13,437	72,255
Banco Santander Brasil SA	4,700	24,168
BB Seguridade Participacoes SA	108,090	517,880
BR Malls Participacoes SA	4,682	9,009
Braskem SA Class A, Preference Shares	3,129	10,389
BRF SA (b)	4,178	12,156
BRF SA ADR (b)	2,167	6,284
CCR SA	9,587	21,682
Centrais Eletricas Brasileiras SA	3,574	16,442
Centrais Eletricas Brasileiras SA ADR	3,966	20,821
Centrais Eletricas Brasileiras SA Class B, Preference Shares	370	1,857
Cia Brasileira de Distribuicao ADR	1,995	25,157
Cia Brasileira de Distribuicao	48	614
Cia de Saneamento Basico do Estado de Sao Paulo	210	1,584
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,401	39,859
Cia Energetica de Minas Gerais ADR (a)	7,669	13,037
Cia Energetica de Minas Gerais Preference Shares	3,999	6,870
Cia Siderurgica Nacional SA ADR (a)	5,660	7,415
Cia Siderurgica Nacional SA	980	1,319
Cielo SA	118,771	101,674
Cogna Educacao	23,133	17,841
Cosan SA	1,839	19,062
Embraer SA (b)	358	658
Embraer SA ADR (b)	2,552	18,885
Energisa SA	1,382	10,072
Engie Brasil Energia SA	15,907	119,365
Equatorial Energia SA	75,196	255,167
Gerdau SA Preference Shares	14,998	29,061
Hapvida Participacoes e Investimentos SA (c)	10,160	83,057
Security Description	Shares	Value
Hypera SA	27,194	$ 149,901
IRB Brasil Resseguros SA	60,023	112,024
Itau Unibanco Holding SA Preference Shares ADR (d)	54,161	243,183
Itau Unibanco Holding SA Preference Shares (d)	1,300	5,787
Itausa - Investimentos Itau SA Preference Shares	339,838	574,631
JBS SA	15,101	59,221
Klabin SA	7,650	23,585
Localiza Rent a Car SA	2,577	13,067
Lojas Americanas SA Preference Shares	3,964	13,757
Lojas Renner SA	67,033	433,738
Magazine Luiza SA	17,108	128,608
Multiplan Empreendimentos Imobiliarios SA	452	1,663
Natura & Co. Holding SA	912	4,526
Notre Dame Intermedica Participacoes SA	1,183	10,255
Petrobras Distribuidora SA	15,588	46,614
Petroleo Brasileiro SA Preference Shares ADR (d)	27,545	148,468
Petroleo Brasileiro SA ADR	17,762	97,691
Petroleo Brasileiro SA Preference Shares (d)	401	1,082
Porto Seguro SA	1,720	14,897
Raia Drogasil SA	3,102	60,914
Rumo SA (b)	21,306	80,720
Sul America SA	9,328	60,789
Suzano Papel e Celulose SA ADR (a)(b)	2,788	19,154
Suzano SA	2,051	14,153
Telefonica Brasil SA ADR (a)	11,757	112,044
Telefonica Brasil SA Preference Shares	124	1,182
TIM Participacoes SA ADR (a)	2,117	25,743
TIM Participacoes SA	558	1,338
Ultrapar Participacoes SA	220	531
Ultrapar Participacoes SA ADR (a)	14,648	35,595
Vale SA ADR	38,348	317,905
Vale SA	355	2,958
WEG SA	3,779	24,459
		5,386,801
CHILE — 0.8%
Aguas Andinas SA Class A	421,823	124,718
Banco de Chile	951,963	77,178
Banco de Chile ADR (a)	27,354	440,673
Banco de Credito e Inversiones SA	1,657	56,379
Banco Santander Chile ADR	1,337	20,229
Banco Santander Chile	39,996	1,548
Cencosud SA	34,365	35,888
Cia Cervecerias Unidas SA	897	6,178
Cia Cervecerias Unidas SA ADR	6,694	89,566

60

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Colbun SA	410,064	$ 44,744
Embotelladora Andina SA Class B, Preference Shares	968	2,155
Empresa Nacional de Telecomunicaciones SA (b)	1,799	7,641
Empresas CMPC SA	11,637	24,972
Empresas COPEC SA	4,984	28,654
Enel Americas SA ADR (a)	16,884	102,317
Enel Americas SA	44,049	5,406
Enel Chile SA ADR (a)	1,428	4,741
Enel Chile SA	310,034	21,098
Itau CorpBanca	1,542,185	4,015
Itau CorpBanca ADR	621	2,478
Latam Airlines Group SA ADR (a)	2,200	5,830
Latam Airlines Group SA	1,208	3,118
SACI Falabella	74,355	164,531
Sociedad Quimica y Minera de Chile SA ADR	1,042	23,497
		1,297,554
CHINA — 30.1%
3SBio, Inc. (b)(c)	7,390	7,694
51job, Inc. ADR (b)	398	24,433
58.com, Inc. ADR (b)	210	10,231
AAC Technologies Holdings, Inc. (a)	8,500	44,085
Agile Group Holdings, Ltd.	44,000	47,628
Agricultural Bank of China, Ltd. Class A	581,700	276,562
Agricultural Bank of China, Ltd. Class H	2,023,000	811,716
Aier Eye Hospital Group Co., Ltd. Class A	14,100	78,336
Air China, Ltd. Class H (a)	52,000	33,544
Alibaba Group Holding, Ltd. ADR (b)	6,037	1,174,076
Aluminum Corp. of China, Ltd. Class H (b)	160,000	31,790
Anhui Conch Cement Co., Ltd. Class A	34,200	265,853
Anhui Conch Cement Co., Ltd. Class H	64,500	448,119
Anhui Gujing Distillery Co., Ltd. Class A	1,800	29,008
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	15,171
ANTA Sports Products, Ltd.	122,000	896,399
Autobio Diagnostics Co., Ltd. Class A	1,500	24,652
Autohome, Inc. ADR (b)	5,169	367,102
AVIC Jonhon Optronic Technology Co., Ltd. Class A	11,200	54,039
AviChina Industry & Technology Co., Ltd. Class H	58,000	22,374
BAIC Motor Corp., Ltd. Class H (c)	48,500	19,273
Baidu, Inc. ADR (b)	2,942	296,524
Bank of Beijing Co., Ltd. Class A	175,800	119,793
Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	19,400	$ 20,609
Bank of China, Ltd. Class A	633,600	311,070
Bank of China, Ltd. Class H	3,857,071	1,477,958
Bank of Communications Co., Ltd. Class A	352,400	256,537
Bank of Communications Co., Ltd. Class H	452,000	277,000
Bank of Hangzhou Co., Ltd. Class A	80,900	87,883
Bank of Jiangsu Co., Ltd. Class A	195,700	165,932
Bank of Nanjing Co., Ltd. Class A	35,000	35,799
Bank of Ningbo Co., Ltd. Class A	22,800	74,175
Bank of Shanghai Co., Ltd. Class A	189,370	220,142
Baoshan Iron & Steel Co., Ltd. Class A	34,800	23,910
BBMG Corp. Class H	82,000	20,524
Beijing Capital International Airport Co., Ltd. Class H	188,000	119,821
Beijing Enterprises Holdings, Ltd.	17,000	62,399
Beijing Enterprises Water Group, Ltd.	96,000	37,529
Beijing Sinnet Technology Co., Ltd. Class A	21,000	70,897
Beijing Tiantan Biological Products Corp., Ltd. Class A	14,700	75,447
BOE Technology Group Co., Ltd. Class A	82,200	43,024
Brilliance China Automotive Holdings, Ltd.	62,000	51,034
BYD Co., Ltd. Class H (a)	9,000	47,027
BYD Electronic International Co., Ltd. (a)	11,000	18,364
CGN Power Co., Ltd. Class H (c)	971,100	223,014
Changchun High & New Technology Industry Group, Inc. Class A	700	54,118
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	19,814
China Aoyuan Group, Ltd.	20,000	23,430
China Cinda Asset Management Co., Ltd. Class H	228,548	43,345
China CITIC Bank Corp., Ltd. Class A	23,400	17,101
China CITIC Bank Corp., Ltd. Class H	600,000	296,482
China Coal Energy Co., Ltd. Class H	77,000	21,359
China Common Rich Renewable Energy Investment, Ltd. (b)(e)	598,000	—
China Communications Construction Co., Ltd. Class H	188,000	130,978
China Communications Services Corp., Ltd. Class H	50,000	36,383
China Conch Venture Holdings, Ltd.	129,500	578,088

61

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class A	37,600	$ 33,631
China Construction Bank Corp. Class H	2,698,394	2,207,204
China Eastern Airlines Corp., Ltd. Class H (a)(b)	42,000	14,360
China Everbright Bank Co., Ltd. Class A	65,300	33,257
China Everbright Bank Co., Ltd. Class H	319,274	122,340
China Everbright International, Ltd.	57,888	33,235
China Evergrande Group (a)	23,625	39,198
China Galaxy Securities Co., Ltd. Class H	80,334	38,970
China Hongqiao Group, Ltd.	56,000	23,842
China Huarong Asset Management Co., Ltd. Class H (c)	341,200	43,140
China International Capital Corp., Ltd. Class H (c)	12,800	20,709
China International Travel Service Corp., Ltd. Class A	22,600	214,260
China Jinmao Holdings Group, Ltd.	94,000	60,881
China Life Insurance Co., Ltd. Class H	101,000	197,807
China Longyuan Power Group Corp., Ltd. Class H	42,000	23,084
China Medical System Holdings, Ltd.	96,733	104,709
China Mengniu Dairy Co., Ltd.	75,000	260,776
China Merchants Bank Co., Ltd. Class A	13,291	60,528
China Merchants Bank Co., Ltd. Class H	50,000	225,780
China Merchants Port Holdings Co., Ltd.	59,812	68,371
China Minsheng Banking Corp., Ltd. Class A	318,800	256,814
China Minsheng Banking Corp., Ltd. Class H	265,960	197,645
China Molybdenum Co., Ltd. Class H	60,000	16,798
China National Building Material Co., Ltd. Class H	166,000	181,401
China National Medicines Corp., Ltd. Class A	12,500	49,872
China National Nuclear Power Co., Ltd. Class A	73,000	45,315
China Oilfield Services, Ltd. Class H	28,000	21,639
China Overseas Land & Investment, Ltd.	90,000	279,258
China Pacific Insurance Group Co., Ltd. Class A	12,500	49,766
China Pacific Insurance Group Co., Ltd. Class H	37,800	114,362
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class A	124,900	$ 78,060
China Petroleum & Chemical Corp. Class H	1,288,395	634,980
China Power International Development, Ltd.	130,000	24,152
China Railway Construction Corp., Ltd. Class A	10,500	14,562
China Railway Construction Corp., Ltd. Class H	80,500	90,150
China Railway Group, Ltd. Class A	68,300	51,840
China Railway Group, Ltd. Class H	134,000	71,401
China Railway Signal & Communication Corp., Ltd. Class H (c)	349,000	176,056
China Reinsurance Group Corp. Class H	1,473,000	171,038
China Resources Beer Holdings Co., Ltd.	66,092	301,856
China Resources Gas Group, Ltd.	100,000	503,167
China Resources Pharmaceutical Group, Ltd. (c)	136,500	81,891
China Resources Power Holdings Co., Ltd.	142,267	156,751
China Shenhua Energy Co., Ltd. Class A	48,000	109,974
China Shenhua Energy Co., Ltd. Class H	63,500	120,923
China South Publishing & Media Group Co., Ltd. Class A	33,300	49,939
China Southern Airlines Co., Ltd. Class H (a)	58,000	24,918
China State Construction Engineering Corp., Ltd. Class A	64,600	48,029
China Taiping Insurance Holdings Co., Ltd.	33,210	54,415
China Telecom Corp., Ltd. Class H	1,574,000	477,222
China Tower Corp., Ltd. Class H (c)	516,000	115,837
China Unicom Hong Kong, Ltd.	116,000	66,898
China United Network Communications, Ltd. Class A	21,300	15,686
China Vanke Co., Ltd. Class A	5,600	20,265
China Vanke Co., Ltd. Class H	14,492	47,771
China Yangtze Power Co., Ltd. Class A	277,200	676,164
China Zhongwang Holdings, Ltd.	34,400	9,054
Chongqing Rural Commercial Bank Co., Ltd. Class H	94,000	38,566
CIFI Holdings Group Co., Ltd.	69,288	50,060
CITIC Securities Co., Ltd. Class H	32,000	58,625
CITIC, Ltd.	258,000	269,953
CNOOC, Ltd.	224,000	234,956

62

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	78,000	$ 41,964
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	37,500	10,354
COSCO SHIPPING Ports, Ltd.	242,592	117,057
Country Garden Holdings Co., Ltd. (a)	149,171	180,524
Country Garden Services Holdings Co., Ltd.	92,000	373,892
CRRC Corp., Ltd. Class H	216,000	109,799
CSPC Pharmaceutical Group, Ltd.	340,000	680,798
Dali Foods Group Co., Ltd. (c)	239,000	166,510
Daqin Railway Co., Ltd. Class A	239,800	230,050
Datang International Power Generation Co., Ltd. Class H	98,000	13,149
Dongfeng Motor Group Co., Ltd. Class H	240,000	158,227
ENN Energy Holdings, Ltd.	14,800	143,305
Far East Horizon, Ltd.	39,000	31,448
Fiberhome Telecommunication Technologies Co., Ltd. Class A	12,700	59,198
Focus Media Information Technology Co., Ltd. Class A	78,500	48,950
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,900	227,800
Fosun International, Ltd.	47,500	54,910
Foxconn Industrial Internet Co., Ltd. Class A	8,800	16,400
Fuyao Glass Industry Group Co., Ltd. Class A	21,000	56,824
Fuyao Glass Industry Group Co., Ltd. Class H (c)	48,000	102,677
G-bits Network Technology Xiamen Co., Ltd. Class A	500	28,949
GCL System Integration Technology Co., Ltd. Class A (b)	51,400	21,972
GD Power Development Co., Ltd. Class A	328,700	94,137
Geely Automobile Holdings, Ltd.	482,000	711,412
GF Securities Co., Ltd. Class H	24,000	25,731
Giant Network Group Co., Ltd. Class A	22,200	52,022
Glodon Co., Ltd. Class A	11,500	69,228
GOME Retail Holdings, Ltd. (a)(b)	1,273,000	118,252
Great Wall Motor Co., Ltd. Class H	104,000	66,686
Gree Electric Appliances, Inc. of Zhuhai Class A	12,900	95,000
Greentown Service Group Co., Ltd.	134,000	162,510
Guangdong Haid Group Co., Ltd. Class A	23,800	134,979
Guangzhou Automobile Group Co., Ltd. Class H	85,200	85,630
Security Description	Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H	17,600	$ 22,980
Guotai Junan Securities Co., Ltd. Class H (c)	10,600	15,782
Haitian International Holdings, Ltd.	23,000	42,731
Haitong Securities Co., Ltd. Class H	53,200	48,664
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	63,807	251,152
Hansoh Pharmaceutical Group Co., Ltd. (b)(c)	10,000	33,932
Henan Shuanghui Investment & Development Co., Ltd. Class A	36,000	199,599
Hengan International Group Co., Ltd.	26,374	198,548
Hesteel Co., Ltd. Class A	82,011	24,644
HLA Corp., Ltd. Class A	84,500	75,461
Huadian Power International Corp., Ltd. Class A	48,500	23,606
Huadian Power International Corp., Ltd. Class H	100,000	29,803
Huadong Medicine Co., Ltd. Class A	5,760	14,180
Hualan Biological Engineering, Inc. Class A	13,100	88,563
Huaneng Power International, Inc. Class A	32,700	21,636
Huaneng Power International, Inc. Class H	510,000	191,475
Huatai Securities Co., Ltd. Class H (c)	16,643	24,736
Huaxia Bank Co., Ltd. Class A	126,500	115,467
Huayu Automotive Systems Co., Ltd. Class A	5,400	16,410
Huazhu Group, Ltd. ADR (a)	260	7,470
Hubei Energy Group Co., Ltd. Class A	45,100	22,524
Industrial & Commercial Bank of China, Ltd. Class A	115,000	83,554
Industrial & Commercial Bank of China, Ltd. Class H	2,183,448	1,495,840
Industrial Bank Co., Ltd. Class A	110,000	246,903
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	126,700	20,556
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	32,100	135,226
Inner Mongolia Yitai Coal Co., Ltd. Class B	190,200	124,201
Jafron Biomedical Co., Ltd. Class A	2,100	28,048
JD.com, Inc. ADR (b)	4,266	172,773
Jiangsu Expressway Co., Ltd. Class H	258,000	287,928
Jiangsu Hengrui Medicine Co., Ltd. Class A	28,460	369,512
Jiangsu King's Luck Brewery JSC, Ltd. Class A	4,800	19,063

63

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,600	$ 89,926
Jiangxi Copper Co., Ltd. Class H	72,000	66,511
Jinyu Bio-Technology Co., Ltd. Class A	15,500	46,621
Jointown Pharmaceutical Group Co., Ltd. Class A	34,800	83,463
JOYY, Inc. ADR (b)	314	16,724
Juewei Food Co., Ltd. Class A	3,100	22,633
Kaisa Group Holdings, Ltd.	63,000	23,328
Kingsoft Corp., Ltd. (b)	7,000	22,849
Kunlun Energy Co., Ltd.	182,000	106,370
Kweichow Moutai Co., Ltd. Class A	7,800	1,222,567
KWG Group Holdings, Ltd.	27,500	39,099
Laobaixing Pharmacy Chain JSC Class A	4,100	45,059
Legend Holdings Corp. Class H (c)	13,400	16,545
Lenovo Group, Ltd.	580,915	311,784
Li Ning Co., Ltd.	12,500	36,528
Logan Property Holdings Co., Ltd.	16,000	24,689
Longfor Group Holdings, Ltd. (c)	31,000	150,982
Luye Pharma Group, Ltd. (c)	22,500	10,973
Luzhou Laojiao Co., Ltd. Class A	7,400	76,890
Maanshan Iron & Steel Co., Ltd. Class A	55,300	19,660
Meituan Dianping Class B (b)	3,100	37,456
Metallurgical Corp. of China, Ltd. Class A	55,100	20,367
Metallurgical Corp. of China, Ltd. Class H	87,000	15,265
Momo, Inc. ADR	618	13,404
NanJi E-Commerce Co., Ltd. Class A (b)	16,300	26,675
NetEase, Inc. ADR	843	270,569
New China Life Insurance Co., Ltd. Class H	10,600	33,027
New Oriental Education & Technology Group, Inc. ADR (b)	2,827	305,994
Nexteer Automotive Group, Ltd.	44,000	22,083
Noah Holdings, Ltd. ADR (a)(b)	824	21,309
Oppein Home Group, Inc. Class A	1,200	16,010
Ovctek China, Inc. Class A	2,800	21,821
People's Insurance Co. Group of China, Ltd. Class H	266,000	87,856
Perfect World Co., Ltd. Class A	7,100	47,629
PetroChina Co., Ltd. Class A	134,500	87,665
PetroChina Co., Ltd. Class H	1,248,000	457,279
PICC Property & Casualty Co., Ltd. Class H	100,270	97,024
Pinduoduo, Inc. ADR (b)	576	20,753
Ping An Bank Co., Ltd. Class A	9,100	16,433
Ping An Insurance Group Co. of China, Ltd. Class A	5,100	49,768
Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	52,500	$ 515,795
Poly Developments and Holdings Group Co., Ltd. Class A	9,000	18,881
Postal Savings Bank of China Co., Ltd. Class H (c)	228,000	138,843
Power Construction Corp. of China, Ltd. Class A	54,000	30,016
SAIC Motor Corp., Ltd. Class A	21,500	62,181
Sanan Optoelectronics Co., Ltd. Class A	8,600	23,234
Sangfor Technologies, Inc. Class A	1,700	37,908
SDIC Power Holdings Co., Ltd. Class A	90,800	101,712
Seazen Group, Ltd. (b)	28,000	25,287
Semiconductor Manufacturing International Corp. (a)(b)	45,700	71,932
Shaanxi Coal Industry Co., Ltd. Class A	17,600	18,573
Shandong Gold Mining Co., Ltd. Class A	37,680	182,547
Shandong Nanshan Aluminum Co., Ltd. Class A	68,200	19,821
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	104,000	131,494
Shanghai Construction Group Co., Ltd. Class A	92,100	41,709
Shanghai Electric Group Co., Ltd. Class H	104,000	27,506
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	6,000	19,740
Shanghai Jahwa United Co., Ltd. Class A	12,300	43,503
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	308,952	249,015
Shanghai M&G Stationery, Inc. Class A	12,500	81,650
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	67,400	114,610
Shanghai Pudong Development Bank Co., Ltd. Class A	163,524	234,159
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,500	57,251
Shenergy Co., Ltd. Class A	34,600	25,774
Shennan Circuits Co., Ltd. Class A	1,200	33,422
Shenzhen Airport Co., Ltd. Class A	23,700	25,545
Shenzhen Energy Group Co., Ltd. Class A	23,700	17,988
Shenzhen Expressway Co., Ltd. Class H	90,000	91,731
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	62,544
Shenzhen Inovance Technology Co., Ltd. Class A	7,300	26,622

64

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Investment, Ltd.	92,046	$ 28,739
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,400	125,530
Shenzhou International Group Holdings, Ltd.	90,900	966,360
Shui On Land, Ltd.	56,500	9,476
Sichuan Chuantou Energy Co., Ltd. Class A	80,599	104,612
Sichuan Swellfun Co., Ltd. Class A	2,400	14,576
SINA Corp. (b)	825	26,268
Sino-Ocean Group Holding, Ltd.	65,000	16,521
Sinopec Engineering Group Co., Ltd. Class H	32,000	13,459
Sinopec Shanghai Petrochemical Co., Ltd. Class A	84,816	46,547
Sinopec Shanghai Petrochemical Co., Ltd. Class H	326,000	80,755
Sinopharm Group Co., Ltd. Class H	55,200	124,203
Sinotrans, Ltd. Class H	73,000	17,989
Sinotruk Hong Kong, Ltd.	16,500	27,461
SOHO China, Ltd.	22,000	11,354
Songcheng Performance Development Co., Ltd. Class A	17,300	60,968
Sunac China Holdings, Ltd.	32,697	151,443
Suning.com Co., Ltd. Class A	58,100	74,016
Sunny Optical Technology Group Co., Ltd.	52,393	705,702
TAL Education Group ADR (b)	3,156	168,089
Tencent Holdings, Ltd.	94,678	4,644,180
Tencent Music Entertainment Group ADR (b)	1,196	12,032
Tingyi Cayman Islands Holding Corp.	18,000	29,447
Toly Bread Co., Ltd. Class A	3,000	20,942
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	7,500	11,226
Tongling Nonferrous Metals Group Co., Ltd. Class A	147,000	41,270
Topchoice Medical Corp. Class A (b)	5,700	86,672
Towngas China Co., Ltd.	31,814	15,761
TravelSky Technology, Ltd. Class H	63,000	111,192
Trip.com Group, Ltd. ADR (b)	2,613	61,275
Tsingtao Brewery Co., Ltd. Class H	4,000	20,411
Uni-President China Holdings, Ltd.	28,000	27,166
Vipshop Holdings, Ltd. ADR (b)	5,059	78,819
Visionox Technology, Inc. Class A (b)	9,000	14,322
Want Want China Holdings, Ltd.	386,000	279,880
Weibo Corp. ADR (a)(b)	4,150	137,407
Weichai Power Co., Ltd. Class H	61,000	98,218
Wens Foodstuffs Group Co., Ltd. Class A	30,900	140,807
Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	12,600	$ 58,057
Wuliangye Yibin Co., Ltd. Class A	15,200	247,036
WuXi AppTec Co., Ltd. Class A	1,335	17,043
Xiaomi Corp. Class B (a)(b)(c)	39,400	53,069
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	14,600	12,715
Xinyi Solar Holdings, Ltd.	26,759	15,156
Yanzhou Coal Mining Co., Ltd. Class H	76,000	59,616
Yealink Network Technology Corp., Ltd. Class A	2,500	28,770
Yihai International Holding, Ltd.	47,000	355,946
Yonghui Superstores Co., Ltd. Class A	18,500	26,726
Yum China Holdings, Inc.	37,265	1,588,607
Yunnan Baiyao Group Co., Ltd. Class A	7,500	90,520
Yuzhou Properties Co., Ltd.	42,574	18,126
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	33,319
Zhaojin Mining Industry Co., Ltd. Class H	254,500	255,456
Zhejiang Dahua Technology Co., Ltd. Class A	5,100	11,634
Zhejiang Expressway Co., Ltd. Class H	48,000	33,441
Zhejiang Supor Co., Ltd. Class A	6,100	59,492
Zhejiang Weixing New Building Materials Co., Ltd. Class A	11,500	17,944
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	16,356
Zhongjin Gold Corp., Ltd. Class A	58,000	66,034
Zhongsheng Group Holdings, Ltd.	9,500	33,216
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,500	28,129
Zijin Mining Group Co., Ltd. Class A	143,800	74,860
Zijin Mining Group Co., Ltd. Class H	110,000	41,440
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	48,047	38,569
ZTE Corp. Class H (a)(b)	33,680	104,505
ZTO Express Cayman, Inc. ADR (b)	3,010	79,705
		47,570,180
COLOMBIA — 0.1%
Bancolombia SA ADR	1,004	25,060
Bancolombia SA	2,542	15,089
Bancolombia SA Preference Shares	1,505	10,194
Ecopetrol SA ADR (a)	1,134	10,784

65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ecopetrol SA	22,940	$ 10,735
Grupo Argos SA	11,260	34,167
Grupo Aval Acciones y Valores SA Preference Shares	66,796	14,757
Grupo de Inversiones Suramericana SA	3,014	14,862
Interconexion Electrica SA ESP	4,886	18,629
		154,277
CZECH REPUBLIC — 0.2%
CEZ A/S	3,597	58,748
Komercni banka A/S	5,236	99,023
Moneta Money Bank A/S (c)	42,464	87,417
		245,188
EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	192,775	693,990
Eastern Co SAE	87,649	68,772
ElSewedy Electric Co.	64,888	32,320
		795,082
GREECE — 0.2%
Alpha Bank AE (b)	55,331	42,559
Eurobank Ergasias Services and Holdings SA Class A (b)	86,455	37,471
FF Group (b)(e)	491	258
Hellenic Telecommunications Organization SA	8,297	99,961
JUMBO SA	3,510	47,449
Motor Oil Hellas Corinth Refineries SA	5,849	72,200
National Bank of Greece SA (b)	13,978	19,003
OPAP SA	9,193	69,903
		388,804
HONG KONG — 2.5%
Alibaba Pictures Group, Ltd. (b)	30,000	3,871
China Everbright, Ltd.	30,000	44,279
China First Capital Group, Ltd. (b)	80,000	1,848
China Gas Holdings, Ltd.	38,000	132,372
China Huishan Dairy Holdings Co., Ltd. (b)(e)	1,072,393	—
China Mobile, Ltd.	197,497	1,468,952
China Resources Cement Holdings, Ltd.	50,000	59,670
China Resources Land, Ltd.	52,444	216,518
China State Construction International Holdings, Ltd.	50,000	37,028
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	16,396
Guangdong Investment, Ltd.	492,000	948,339
Haier Electronics Group Co., Ltd.	83,000	221,129
Hutchison China MediTech, Ltd. ADR (b)	708	12,638
Kingboard Holdings, Ltd.	23,500	55,059
Kingboard Laminates Holdings, Ltd.	20,500	18,964
Security Description	Shares	Value
Lee & Man Paper Manufacturing, Ltd.	110,000	$ 66,702
Nine Dragons Paper Holdings, Ltd.	59,000	53,817
Shanghai Industrial Holdings, Ltd.	30,000	45,362
Shenzhen International Holdings, Ltd.	31,930	58,497
Shimao Property Holdings, Ltd.	28,500	100,382
Sino Biopharmaceutical, Ltd.	36,000	47,468
SSY Group, Ltd.	154,000	120,404
Sun Art Retail Group, Ltd.	86,832	128,832
Yuexiu Property Co., Ltd.	162,000	29,261
		3,887,788
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	28,081	164,863
OTP Bank Nyrt	5,485	158,509
Richter Gedeon Nyrt	17,307	325,096
		648,468
INDIA — 12.3%
Adani Ports & Special Economic Zone, Ltd.	3,062	10,171
Ambuja Cements, Ltd.	2,189	4,505
Ashok Leyland, Ltd.	10,895	6,200
Asian Paints, Ltd.	45,000	991,292
Aurobindo Pharma, Ltd.	18,532	101,208
Avenue Supermarts, Ltd. (b)(c)	8,696	251,450
Axis Bank, Ltd.	9,923	49,713
Bajaj Auto, Ltd.	6,720	179,643
Bajaj Finance, Ltd.	3,769	110,393
Bajaj Finserv, Ltd.	1,758	106,691
Berger Paints India, Ltd.	14,860	97,811
Bharat Forge, Ltd.	534	1,658
Bharat Petroleum Corp., Ltd.	18,311	76,704
Bharti Airtel, Ltd. (b)	15,541	90,574
Bharti Infratel, Ltd.	41,444	87,653
Bosch, Ltd.	459	57,006
Britannia Industries, Ltd.	10,614	377,264
Cipla, Ltd.	7,455	41,669
Coal India, Ltd.	127,015	235,138
Colgate-Palmolive India, Ltd.	8,776	145,321
Container Corp. Of India, Ltd.	355	1,556
Dabur India, Ltd.	119,645	711,769
Divi's Laboratories, Ltd.	5,938	156,124
Dr Reddy's Laboratories, Ltd. ADR	1,082	43,637
Dr Reddy's Laboratories, Ltd.	348	14,356
Eicher Motors, Ltd.	1,238	214,309
GAIL India, Ltd. GDR	3,354	20,392
Godrej Consumer Products, Ltd.	32,136	221,253
Grasim Industries, Ltd.	3,135	19,730
Havells India, Ltd.	16,642	105,691
HCL Technologies, Ltd.	142,804	823,776
HDFC Asset Management Co., Ltd. (c)	3,799	106,099
HDFC Life Insurance Co., Ltd. (c)	41,010	239,253

66

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hero MotoCorp, Ltd.	8,214	$ 173,338
Hindalco Industries, Ltd.	22,797	28,839
Hindustan Petroleum Corp., Ltd.	30,426	76,456
Hindustan Unilever, Ltd.	77,789	2,363,451
Housing Development Finance Corp., Ltd.	14,143	305,308
ICICI Bank, Ltd. ADR	8,848	75,208
ICICI Bank, Ltd.	993	4,250
ICICI Lombard General Insurance Co., Ltd. (c)	12,786	182,812
Indian Oil Corp., Ltd.	41,957	45,284
Infosys, Ltd. ADR (d)	226,039	1,855,780
Infosys, Ltd. (d)	128,317	1,088,090
InterGlobe Aviation, Ltd. (c)	4,743	66,843
ITC, Ltd.	297,892	676,103
JSW Steel, Ltd.	7,681	14,849
Larsen & Toubro, Ltd. GDR	2,465	26,573
Larsen & Toubro, Ltd.	209	2,234
LIC Housing Finance, Ltd.	4,619	14,367
Lupin, Ltd.	4,872	37,974
Mahindra & Mahindra Financial Services, Ltd.	818	1,592
Mahindra & Mahindra, Ltd. GDR	7,440	28,718
Mahindra & Mahindra, Ltd.	260	979
Marico, Ltd.	93,700	340,423
Maruti Suzuki India, Ltd.	1,833	103,904
Motherson Sumi Systems, Ltd.	4,349	3,510
Nestle India, Ltd.	2,711	584,140
NTPC, Ltd.	27,161	30,230
Oil & Natural Gas Corp., Ltd.	50,710	45,782
Page Industries, Ltd.	477	106,959
Petronet LNG, Ltd.	91,797	242,321
Pidilite Industries, Ltd.	12,429	222,848
Piramal Enterprises, Ltd.	665	8,258
Power Grid Corp. of India, Ltd.	52,404	110,209
REC, Ltd.	17,406	20,420
Reliance Industries, Ltd. GDR (c)	10,098	311,018
Reliance Industries, Ltd.	7,879	115,996
SBI Life Insurance Co., Ltd. (c)	1,459	12,362
Shree Cement, Ltd.	37	8,582
Shriram Transport Finance Co., Ltd.	885	7,729
State Bank of India GDR (b)	1,803	46,878
Sun Pharmaceutical Industries, Ltd.	16,664	77,602
Tata Consultancy Services, Ltd.	102,093	2,464,361
Tata Motors, Ltd. ADR (a)(b)	11,089	52,340
Tata Motors, Ltd. (b)	12,696	11,924
Tata Power Co., Ltd.	15,462	6,714
Tata Steel, Ltd.	252	898
Tata Steel, Ltd. GDR	6,347	23,611
Tech Mahindra, Ltd.	60,921	455,390
Titan Co., Ltd.	32,869	405,674
UltraTech Cement, Ltd.	500	21,446
United Spirits, Ltd. (b)	19,675	126,032
UPL, Ltd.	8,967	38,700
Security Description	Shares	Value
Vedanta, Ltd.	31,359	$ 26,819
Wipro, Ltd. ADR	17,132	53,109
Wipro, Ltd.	172,834	449,384
Zee Entertainment Enterprises, Ltd.	52,890	86,657
		19,391,287
INDONESIA — 3.0%
Adaro Energy Tbk PT	361,100	21,918
AKR Corporindo Tbk PT	400	48
Astra International Tbk PT	206,400	49,354
Bank Central Asia Tbk PT	1,144,425	1,938,365
Bank Danamon Indonesia Tbk PT	400	51
Bank Mandiri Persero Tbk PT	194,100	55,695
Bank Negara Indonesia Persero Tbk PT	118,600	27,778
Bank Rakyat Indonesia Persero Tbk PT	305,700	56,604
Bank Tabungan Negara Persero Tbk PT	115,800	5,964
Bukit Asam Tbk PT	256,700	34,311
Bumi Serpong Damai Tbk PT (b)	83,800	3,442
Charoen Pokphand Indonesia Tbk PT	567,000	171,734
Gudang Garam Tbk PT	52,600	132,548
Hanjaya Mandala Sampoerna Tbk PT	1,308,100	114,288
Indah Kiat Pulp & Paper Corp. Tbk PT	72,500	17,825
Indocement Tunggal Prakarsa Tbk PT	17,300	13,259
Indofood CBP Sukses Makmur Tbk PT	349,900	219,358
Indofood Sukses Makmur Tbk PT	328,200	127,779
Jasa Marga Persero Tbk PT	18,500	2,881
Kalbe Farma Tbk PT	1,466,200	107,875
Pabrik Kertas Tjiwi Kimia Tbk PT	21,900	5,358
Pakuwon Jati Tbk PT	1,193,378	22,536
Perusahaan Gas Negara Tbk PT	207,900	9,879
Semen Indonesia Persero Tbk PT	36,900	17,251
Telekomunikasi Indonesia Persero Tbk PT	4,821,675	934,181
Unilever Indonesia Tbk PT	1,297,300	576,666
United Tractors Tbk PT	130,500	135,221
		4,802,169
LUXEMBOURG — 0.1%
Reinet Investments SCA	5,512	87,819
MALAYSIA — 2.9%
AirAsia Group Bhd	32,700	5,980
AMMB Holdings Bhd	55,500	38,542
Axiata Group Bhd	24,004	18,225
CIMB Group Holdings Bhd	95,635	79,696
Dialog Group Bhd	5,500	3,870
DiGi.Com Bhd	68,100	68,573
Fraser & Neave Holdings Bhd	21,000	150,792
Gamuda Bhd	21,343	13,982

67

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Genting Bhd	40,300	$ 34,983
Genting Malaysia Bhd	37,900	17,634
Genting Plantations Bhd	800	1,759
HAP Seng Consolidated Bhd	102,500	180,798
Hartalega Holdings Bhd	107,600	171,363
Hong Leong Bank Bhd	105,220	327,838
Hong Leong Financial Group Bhd	8,900	28,183
IHH Healthcare Bhd	221,600	264,689
IJM Corp. Bhd	59,600	21,936
IOI Corp. Bhd	40,500	37,500
Kuala Lumpur Kepong Bhd	38,476	184,898
Malayan Banking Bhd	397,630	685,728
Malaysia Airports Holdings Bhd	9,200	9,200
Maxis Bhd	231,300	286,448
MISC Bhd	19,300	33,239
Nestle Malaysia Bhd	4,800	151,889
Petronas Chemicals Group Bhd	156,000	182,361
Petronas Dagangan Bhd	21,000	102,861
Petronas Gas Bhd	6,200	22,102
PPB Group Bhd	49,560	188,374
Public Bank Bhd	189,511	697,506
RHB Bank Bhd	25,438	27,617
Sime Darby Bhd	44,227	17,302
Sime Darby Plantation Bhd	22,527	25,760
Telekom Malaysia Bhd	44,685	38,789
Tenaga Nasional Bhd	125,600	349,470
Top Glove Corp. Bhd	7,400	11,048
Westports Holdings Bhd	124,638	97,518
YTL Corp. Bhd	124,638	20,917
		4,599,370
MEXICO — 1.7%
Alfa SAB de CV Class A	75,078	20,482
Alsea SAB de CV (b)	6,314	4,086
America Movil SAB de CV Series L	369,927	221,553
Arca Continental SAB de CV	38,546	157,097
Cemex SAB de CV Series CPO	355,877	74,788
Coca-Cola Femsa SAB de CV	13,714	55,916
El Puerto de Liverpool SAB de CV Series C1 (a)	304	671
Fibra Uno Administracion SA de CV REIT	56,633	44,878
Fomento Economico Mexicano SAB de CV	12,692	77,485
Gruma SAB de CV Class B	12,563	97,289
Grupo Aeroportuario del Pacifico SAB de CV Class B	26,287	142,746
Grupo Aeroportuario del Sureste SAB de CV Class B	9,840	93,689
Grupo Bimbo SAB de CV Class A	19,565	28,756
Grupo Carso SAB de CV Series A1	3,677	7,299
Grupo Financiero Banorte SAB de CV Series O	32,259	89,382
Grupo Financiero Inbursa SAB de CV Series O	37,917	27,542
Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	41,712	$ 77,772
Grupo Televisa SAB Series CPO	35,403	41,199
Industrias Penoles SAB de CV	2,343	15,768
Infraestructura Energetica Nova SAB de CV	31,852	98,668
Kimberly-Clark de Mexico SAB de CV Class A	8,101	12,404
Megacable Holdings SAB de CV	2,828	7,821
Orbia Advance Corp. SAB de CV	8,943	9,946
Promotora y Operadora de Infraestructura SAB de CV	866	5,877
Wal-Mart de Mexico SAB de CV	547,697	1,301,581
		2,714,695
PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	36,634	22,768
MCB Bank, Ltd.	48,997	44,035
Oil & Gas Development Co., Ltd.	5,662	2,625
		69,428
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	5,920	43,157
Credicorp, Ltd.	3,939	563,553
Southern Copper Corp.	2,122	59,755
		666,465
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	63,440	47,025
Aboitiz Power Corp.	358,800	185,537
Altus San Nicolas Corp. (b)	382	39
Ayala Corp.	2,110	19,391
Ayala Land, Inc.	24,700	14,666
Bank of the Philippine Islands	208,399	253,226
BDO Unibank, Inc.	189,582	385,799
Globe Telecom, Inc.	560	21,250
GT Capital Holdings, Inc.	1,947	15,581
International Container Terminal Services, Inc.	63,380	93,089
JG Summit Holdings, Inc.	32,360	33,276
Jollibee Foods Corp.	71,560	149,705
Manila Electric Co.	42,030	185,937
Megaworld Corp.	143,000	7,029
Metro Pacific Investments Corp.	284,200	13,523
Metropolitan Bank & Trust Co.	107,626	84,645
PLDT, Inc.	1,481	32,875
Robinsons Land Corp.	14,263	4,162
Security Bank Corp.	24,530	51,606
SM Investments Corp.	2,915	46,883
SM Prime Holdings, Inc.	52,200	29,148
Universal Robina Corp.	44,070	90,116
		1,764,508
POLAND — 0.4%
Bank Millennium SA (b)	14,706	11,408
Bank Polska Kasa Opieki SA	5,897	79,706
CCC SA	149	1,075

68

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CD Projekt SA	37	$ 2,575
Cyfrowy Polsat SA	13,766	78,947
Dino Polska SA (b)(c)	3,349	130,703
Grupa Lotos SA	1,468	18,329
KGHM Polska Miedz SA (b)	2,111	30,403
LPP SA	11	13,851
mBank SA (b)	297	15,860
Orange Polska SA (b)	16,044	22,926
PGE Polska Grupa Energetyczna SA (b)	34,890	31,979
Polski Koncern Naftowy ORLEN SA	7,124	95,536
Polskie Gornictwo Naftowe i Gazownictwo SA	26,253	21,743
Powszechna Kasa Oszczednosci Bank Polski SA	13,830	75,318
Powszechny Zaklad Ubezpieczen SA	6,872	51,836
Santander Bank Polska SA	484	20,218
		702,413
QATAR — 1.4%
Barwa Real Estate Co.	269,426	221,993
Commercial Bank PQSC	145,974	156,237
Industries Qatar QSC	14,268	26,059
Masraf Al Rayan QSC	410,638	412,781
Mesaieed Petrochemical Holding Co.	25,122	10,074
Ooredoo QSC	23,664	38,151
Qatar Electricity & Water Co. QSC	73,090	273,611
Qatar Fuel QSC	11,784	52,981
Qatar Insurance Co. SAQ	25,152	14,438
Qatar Islamic Bank SAQ	93,401	368,371
Qatar National Bank QPSC	125,040	576,949
		2,151,645
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	3,404	14,295
RUSSIA — 3.4%
Alrosa PJSC	208,700	170,654
Gazprom PJSC ADR	168,428	781,337
Inter RAO UES PJSC	1,217,654	76,058
LUKOIL PJSC ADR	9,225	553,500
Magnit PJSC GDR	7,896	70,764
Magnitogorsk Iron & Steel Works PJSC	33,470	16,443
MMC Norilsk Nickel PJSC ADR	5,006	124,750
Mobile TeleSystems PJSC ADR	7,454	56,650
Moscow Exchange MICEX	13,210	16,363
Novatek PJSC GDR	6,302	726,621
Novolipetsk Steel PJSC GDR	9,435	150,016
Novolipetsk Steel PJSC	19,336	30,622
PhosAgro PJSC GDR	1,697	17,513
Polymetal International PLC	1,823	31,183
Polyus PJSC	255	34,945
Rosneft Oil Co. PJSC GDR	32,892	133,838
Security Description	Shares	Value
Rosneft Oil Co. PJSC	14,327	$ 57,998
Sberbank of Russia PJSC ADR (d)	48,455	461,776
Sberbank of Russia PJSC ADR (d)	6,842	64,315
Severstal PJSC GDR	18,089	200,064
Surgutneftegas PJSC ADR (d)	18,578	86,945
Surgutneftegas PJSC ADR (d)	28,908	123,611
Tatneft PJSC ADR (d)	21,334	901,361
Tatneft PJSC ADR (a)(d)	1,551	58,783
Transneft PJSC Preference Shares	36	67,638
VTB Bank PJSC GDR	24,166	19,937
VTB Bank PJSC	45,035,374	18,735
X5 Retail Group NV GDR	9,457	255,339
		5,307,759
SAUDI ARABIA — 3.7%
Advanced Petrochemical Co.	6,960	82,438
Al Rajhi Bank	108,130	1,548,415
Alinma Bank	64,368	356,363
Almarai Co. JSC	2,342	29,298
Arab National Bank	5,154	25,105
Bank AlBilad	17,961	97,717
Bank Al-Jazira	21,435	64,699
Banque Saudi Fransi	5,495	37,808
Bupa Arabia for Cooperative Insurance Co.	8,852	215,351
Co. for Cooperative Insurance (b)	7,394	119,264
Dar Al Arkan Real Estate Development Co. (b)	4,202	9,171
Emaar Economic City (b)	13,749	25,031
Etihad Etisalat Co. (b)	25,682	148,063
Jarir Marketing Co.	21,709	738,464
National Commercial Bank	10,109	93,368
National Industrialization Co. (b)	3,141	7,692
Rabigh Refining & Petrochemical Co. (b)	2,269	6,462
Riyad Bank	10,948	43,594
Sahara International Petrochemical Co.	2,448	8,001
Samba Financial Group	8,964	48,005
Saudi Airlines Catering Co.	15,977	321,071
Saudi Arabian Fertilizer Co.	23,035	380,136
Saudi Arabian Mining Co. (b)	1,186	9,786
Saudi Basic Industries Corp.	22,965	427,881
Saudi British Bank	8,894	47,867
Saudi Electricity Co.	42,316	179,311
Saudi Kayan Petrochemical Co. (b)	4,603	8,883
Saudi Telecom Co.	25,633	596,989
Savola Group (b)	6,691	63,580
Yanbu National Petrochemical Co.	7,810	86,477
		5,826,290
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (c)	10,900	69,752
SOUTH AFRICA — 2.0%
Absa Group, Ltd.	13,769	57,821

69

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Anglo American Platinum, Ltd. (a)	315	$ 13,302
AngloGold Ashanti, Ltd.	12,375	221,108
Aspen Pharmacare Holdings, Ltd. (b)	4,317	22,344
Bid Corp., Ltd.	3,106	36,987
Bidvest Group, Ltd.	4,987	40,823
Capitec Bank Holdings, Ltd.	3,664	180,533
Clicks Group, Ltd.	25,410	366,638
Discovery, Ltd. (a)	3,193	13,938
Exxaro Resources, Ltd.	3,549	19,670
FirstRand, Ltd.	23,175	52,254
Fortress REIT, Ltd. Class A,	105,787	59,824
Foschini Group, Ltd.	1,741	6,596
Gold Fields, Ltd.	21,748	112,369
Growthpoint Properties, Ltd. REIT (a)	25,448	18,338
Investec, Ltd.	6,581	12,524
Kumba Iron Ore, Ltd. (a)	5,092	79,847
Liberty Holdings, Ltd.	2,774	10,298
Life Healthcare Group Holdings, Ltd.	10,304	10,650
Momentum Metropolitan Holdings	19,325	16,869
Mr. Price Group, Ltd.	23,732	151,587
MTN Group, Ltd.	15,255	41,332
MultiChoice Group, Ltd. (b)	1,204	5,782
Naspers, Ltd. Class N	1,126	161,001
Nedbank Group, Ltd.	6,249	28,922
Ninety One, Ltd. (b)	3,290	6,328
Old Mutual, Ltd.	73,917	49,043
Pick n Pay Stores, Ltd.	34,625	117,485
PSG Group, Ltd.	561	4,056
Rand Merchant Investment Holdings, Ltd.	6,064	7,483
Redefine Properties, Ltd. REIT	71,677	9,511
Remgro, Ltd.	7,253	49,898
Resilient REIT, Ltd.	1,355	2,428
RMB Holdings, Ltd.	58,131	160,918
Sanlam, Ltd. (a)	26,400	75,519
Sasol, Ltd. (b)	7,625	15,767
Shoprite Holdings, Ltd.	10,397	72,767
SPAR Group, Ltd.	20,102	204,565
Standard Bank Group, Ltd. (a)	15,229	87,375
Telkom SA SOC, Ltd.	4,617	5,307
Tiger Brands, Ltd.	5,625	58,266
Vodacom Group, Ltd.	56,976	373,279
Woolworths Holdings, Ltd.	75,275	116,326
		3,157,678
SOUTH KOREA — 9.0%
Amorepacific Corp.	257	35,573
Amorepacific Corp. Preference Shares	52	2,546
AMOREPACIFIC Group	268	12,196
BGF retail Co., Ltd.	1,048	113,637
BNK Financial Group, Inc.	13,634	49,671
Security Description	Shares	Value
Celltrion, Inc. (b)	379	$ 71,295
Cheil Worldwide, Inc.	3,675	47,849
CJ CheilJedang Corp.	408	72,393
CJ Corp.	855	45,301
CJ ENM Co., Ltd.	103	8,808
CJ Logistics Corp. (b)	889	99,317
Coway Co., Ltd.	5,600	265,889
Daelim Industrial Co., Ltd.	884	53,519
Daewoo Engineering & Construction Co., Ltd. (b)	3,352	8,095
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	938	10,364
DB Insurance Co., Ltd.	7,234	206,499
Doosan Bobcat, Inc.	508	7,491
E-MART, Inc.	1,120	97,983
Fila Holdings Corp.	720	17,182
GS Engineering & Construction Corp.	1,318	22,195
GS Holdings Corp.	1,768	53,446
GS Retail Co., Ltd.	1,530	38,836
Hana Financial Group, Inc.	11,224	212,983
Hankook Tire & Technology Co., Ltd.	1,560	24,796
Hanmi Pharm Co., Ltd.	7	1,504
Hanon Systems	2,069	15,075
Hanwha Corp.	4,162	52,309
Hanwha Life Insurance Co., Ltd.	28,330	32,348
Hanwha Solutions Corp.	4,514	49,688
HDC Hyundai Development Co-Engineering & Construction Class E	1,078	13,770
Hotel Shilla Co., Ltd.	210	12,162
Hyundai Department Store Co., Ltd.	522	25,213
Hyundai Engineering & Construction Co., Ltd.	1,734	39,100
Hyundai Glovis Co., Ltd.	838	62,367
Hyundai Heavy Industries Holdings Co., Ltd.	304	49,320
Hyundai Marine & Fire Insurance Co., Ltd.	6,595	122,707
Hyundai Mobis Co., Ltd.	1,691	235,450
Hyundai Motor Co.	4,390	319,869
Hyundai Motor Co. Preference Shares (d)	1,711	79,974
Hyundai Motor Co. Preference Shares (d)	754	31,960
Hyundai Motor Co. GDR	846	18,274
Hyundai Steel Co.	3,464	51,077
Industrial Bank of Korea	9,780	60,254
Kakao Corp.	250	31,934
Kangwon Land, Inc.	13,082	212,239
KB Financial Group, Inc.	2,819	80,007
KB Financial Group, Inc. ADR (a)(b)	10,324	280,710
KCC Corp.	136	14,467
Kia Motors Corp.	10,814	230,964

70

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Korea Aerospace Industries, Ltd.	526	$ 9,052
Korea Electric Power Corp. ADR (a)(b)	24,987	188,652
Korea Electric Power Corp. (b)	5,771	91,257
Korea Gas Corp.	2,334	41,222
Korea Investment Holdings Co., Ltd.	591	24,153
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	631	40,741
Korea Zinc Co., Ltd.	80	23,395
Korean Air Lines Co., Ltd. (b)	1,502	23,073
KT&G Corp.	7,589	465,682
Kumho Petrochemical Co., Ltd.	535	28,478
LG Chem, Ltd.	597	149,575
LG Chem, Ltd. Preference Shares	157	19,087
LG Corp.	1,938	93,927
LG Display Co., Ltd. ADR (a)(b)	11,607	51,535
LG Display Co., Ltd. (b)	5,108	46,576
LG Electronics, Inc.	3,146	124,563
LG Household & Health Care, Ltd.	644	592,500
LG Household & Health Care, Ltd. Preference Shares	176	92,529
LG Innotek Co., Ltd.	319	29,873
LG Uplus Corp.	2,447	21,709
Lotte Chemical Corp.	660	104,637
Lotte Corp.	2,069	40,790
Lotte Shopping Co., Ltd.	753	46,392
Medy-Tox, Inc.	384	62,236
Meritz Securities Co., Ltd.	5,008	11,642
Mirae Asset Daewoo Co., Ltd.	10,173	44,040
NAVER Corp.	2,189	305,689
NCSoft Corp.	760	407,048
Netmarble Corp. (b)(c)	166	12,709
NH Investment & Securities Co., Ltd.	2,040	15,065
OCI Co., Ltd. (b)	485	13,865
Orion Corp/Republic of Korea	122	11,525
Ottogi Corp.	4	1,562
Pan Ocean Co., Ltd. (b)	3,610	8,763
Pearl Abyss Corp. (b)	503	73,961
POSCO ADR (a)	9,666	315,595
POSCO	291	38,486
Posco International Corp.	2,203	20,540
S-1 Corp.	3,637	239,011
Samsung Biologics Co., Ltd. (b)(c)	188	74,437
Samsung C&T Corp.	1,285	94,579
Samsung Card Co., Ltd.	287	7,049
Samsung Electro-Mechanics Co., Ltd.	633	50,802
Samsung Electronics Co., Ltd.	91,415	3,585,712
Samsung Engineering Co., Ltd. (b)	1,335	11,131
Samsung Fire & Marine Insurance Co., Ltd.	2,028	256,551
Security Description	Shares	Value
Samsung Heavy Industries Co., Ltd. (b)	5,127	$ 16,425
Samsung Life Insurance Co., Ltd.	5,227	184,631
Samsung SDI Co., Ltd.	486	96,014
Samsung SDS Co., Ltd.	286	35,123
Samsung Securities Co., Ltd.	1,094	26,376
Shinhan Financial Group Co., Ltd.	3,030	71,186
Shinhan Financial Group Co., Ltd. ADR (a)(b)	10,152	236,643
Shinsegae, Inc.	140	25,013
SK Holdings Co., Ltd.	1,621	223,040
SK Hynix, Inc.	13,110	897,082
SK Innovation Co., Ltd.	1,489	106,414
SK Telecom Co., Ltd. ADR	20,015	325,644
SK Telecom Co., Ltd.	383	55,687
S-Oil Corp.	749	35,132
Woori Financial Group, Inc.	14,890	93,571
Yuhan Corp.	181	34,049
		14,174,032
TAIWAN — 14.4%
Accton Technology Corp.	53,000	285,667
Acer, Inc.	72,258	37,274
Advantech Co., Ltd.	58,951	486,361
ASE Technology Holding Co., Ltd.	68,124	132,006
Asia Cement Corp.	43,200	56,283
Asustek Computer, Inc.	54,000	365,161
AU Optronics Corp.	636,000	133,335
Catcher Technology Co., Ltd.	15,000	96,969
Cathay Financial Holding Co., Ltd.	210,770	246,026
Chailease Holding Co., Ltd.	14,673	44,395
Chang Hwa Commercial Bank, Ltd.	93,823	59,102
Cheng Shin Rubber Industry Co., Ltd.	38,000	38,702
Chicony Electronics Co., Ltd.	139,822	350,462
China Airlines, Ltd.	80,000	17,486
China Development Financial Holding Corp.	522,000	128,077
China Life Insurance Co., Ltd. (b)	77,884	43,396
China Steel Corp.	158,440	99,282
Chunghwa Telecom Co., Ltd.	257,540	915,482
Compal Electronics, Inc.	307,000	175,623
CTBC Financial Holding Co., Ltd.	299,900	177,511
Delta Electronics, Inc.	27,623	110,066
E.Sun Financial Holding Co., Ltd.	622,254	498,972
Eclat Textile Co., Ltd.	23,379	185,925
Eva Airways Corp.	180,444	53,045
Evergreen Marine Corp. Taiwan, Ltd. (b)	45,565	13,937
Far Eastern New Century Corp.	75,560	56,342
Far EasTone Telecommunications Co., Ltd.	391,449	819,362
Feng TAY Enterprise Co., Ltd.	44,814	192,643
First Financial Holding Co., Ltd.	1,416,627	920,481

71

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	58,000	$ 128,499
Formosa Petrochemical Corp.	47,000	126,508
Formosa Plastics Corp.	58,000	144,034
Formosa Taffeta Co., Ltd.	15,000	15,277
Foxconn Technology Co., Ltd.	26,892	44,017
Fubon Financial Holding Co., Ltd.	145,000	180,042
Giant Manufacturing Co., Ltd.	4,000	17,724
Globalwafers Co., Ltd.	25,000	281,897
Highwealth Construction Corp.	15,500	20,758
Hiwin Technologies Corp.	1,116	7,399
Hon Hai Precision Industry Co., Ltd.	366,730	847,657
Hotai Motor Co., Ltd.	5,000	81,180
Hua Nan Financial Holdings Co., Ltd.	901,432	538,030
Innolux Corp.	579,751	100,263
Inventec Corp.	94,000	72,424
Largan Precision Co., Ltd.	8,000	1,013,177
Lite-On Technology Corp.	72,952	99,629
MediaTek, Inc.	12,877	139,451
Mega Financial Holding Co., Ltd.	257,657	242,393
Micro-Star International Co., Ltd.	80,000	234,644
Nan Ya Plastics Corp.	80,000	144,702
Nanya Technology Corp.	104,000	184,673
Nien Made Enterprise Co., Ltd.	21,000	125,341
Novatek Microelectronics Corp.	58,000	329,878
Pegatron Corp.	85,000	163,021
Phison Electronics Corp.	4,000	32,803
Pou Chen Corp.	63,000	53,435
Powertech Technology, Inc.	73,000	207,354
President Chain Store Corp.	90,000	842,220
Quanta Computer, Inc.	93,000	185,130
Realtek Semiconductor Corp.	3,000	21,676
Ruentex Development Co., Ltd.	77,265	97,598
Ruentex Industries, Ltd.	47,800	109,694
Shanghai Commercial & Savings Bank, Ltd.	58,387	75,973
Shin Kong Financial Holding Co., Ltd.	299,495	75,563
SinoPac Financial Holdings Co., Ltd.	194,152	70,942
Standard Foods Corp.	80,168	161,707
Synnex Technology International Corp.	238,900	293,475
Taishin Financial Holding Co., Ltd.	217,363	84,095
Taiwan Business Bank	624,711	200,170
Taiwan Cement Corp.	79,689	104,086
Taiwan Cooperative Financial Holding Co., Ltd.	1,539,104	933,901
Taiwan High Speed Rail Corp.	143,000	135,947
Taiwan Mobile Co., Ltd.	361,542	1,194,321
Taiwan Semiconductor Manufacturing Co., Ltd.	515,495	4,670,589
Tatung Co., Ltd. (b)	18,000	11,666
Uni-President Enterprises Corp.	72,164	156,539
United Microelectronics Corp.	304,000	137,215
Security Description	Shares	Value
Vanguard International Semiconductor Corp.	96,000	$ 188,245
Walsin Technology Corp.	5,000	26,619
Win Semiconductors Corp.	1,000	8,713
Winbond Electronics Corp.	46,000	17,264
Wistron Corp.	165,535	134,107
WPG Holdings, Ltd.	166,280	195,193
Yageo Corp.	22,198	201,490
Yuanta Financial Holding Co., Ltd.	124,466	64,000
Zhen Ding Technology Holding, Ltd.	15,000	46,129
		22,759,850
THAILAND — 3.4%
Advanced Info Service PCL	115,900	709,862
Airports of Thailand PCL	64,700	100,054
Airports of Thailand PCL NVDR	244,270	377,747
Bangkok Bank PCL	9,200	28,595
Bangkok Bank PCL NVDR	3,500	10,718
Bangkok Dusit Medical Services PCL Class F	646,392	372,265
Bangkok Expressway & Metro PCL	1,187,533	280,441
Banpu PCL	102,570	16,565
Berli Jucker PCL NVDR	11,700	14,439
BTS Group Holdings PCL	1,456,398	403,846
Bumrungrad Hospital PCL	83,600	290,406
Central Pattana PCL NVDR	16,047	20,904
Central Pattana PCL	122,500	159,576
Central Retail Corp. PCL NVDR (b)	4,434	3,783
Central Retail Corp. PCL (b)	634	541
Charoen Pokphand Foods PCL	72,186	53,451
CP ALL PCL	278,700	518,038
Electricity Generating PCL	25,800	181,604
Energy Absolute PCL	900	926
Energy Absolute PCL NVDR	2,700	2,777
Home Product Center PCL	860,259	290,969
Indorama Ventures PCL	1,400	913
Indorama Ventures PCL NVDR	24,800	16,172
Intouch Holdings PCL Class F	295,100	449,608
IRPC PCL	618,400	40,325
Kasikornbank PCL	15,600	43,257
Kasikornbank PCL NVDR	40,900	114,035
Krung Thai Bank PCL	568,000	197,309
Land & Houses PCL	57,400	11,719
Minor International PCL	8,500	4,351
Minor International PCL NVDR	61,219	31,339
PTT Exploration & Production PCL	14,728	30,293
PTT Global Chemical PCL	68,703	63,851
PTT PCL	177,960	166,749
Ratch Group PCL	5,800	10,074
Siam Cement PCL	5,524	54,537
Siam Cement PCL NVDR	7,400	73,059
Siam Commercial Bank PCL	16,000	33,763

72

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Thai Oil PCL	27,388	$ 25,663
Thai Union Group PCL NVDR	140,800	59,207
Thai Union Group PCL Class F	31,700	13,330
TMB Bank PCL	63,521	1,703
TMB Bank PCL NVDR	190,200	5,100
Total Access Communication PCL	7,600	9,437
True Corp. PCL	124,300	11,893
		5,305,194
TURKEY — 0.5%
Akbank T.A.S. (b)	66,621	56,611
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,642	9,522
Arcelik A/S (b)	3,467	7,123
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,386	4,963
BIM Birlesik Magazalar A/S	40,620	309,107
Eregli Demir ve Celik Fabrikalari TAS	19,487	22,207
Ford Otomotiv Sanayi A/S	5,638	42,159
Haci Omer Sabanci Holding A/S	27,719	31,504
KOC Holding A/S	19,872	40,496
TAV Havalimanlari Holding A/S	2,192	5,508
Tupras Turkiye Petrol Rafinerileri A/S (b)	3,619	41,461
Turk Hava Yollari AO (b)	11,523	15,859
Turkcell Iletisim Hizmetleri A/S	18,548	34,674
Turkiye Garanti Bankasi A/S (b)	63,941	78,880
Turkiye Is Bankasi A/S Class C (b)	62,891	45,043
		745,117
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	43,602	54,960
Aldar Properties PJSC	82,829	34,727
DP World PLC	4,426	66,434
Dubai Islamic Bank PJSC	88,980	87,208
Emaar Malls PJSC	35,924	10,465
Emaar Properties PJSC	84,429	51,028
Emirates Telecommunications Group Co. PJSC	240,073	916,332
First Abu Dhabi Bank PJSC	211,301	555,124
		1,776,278
UNITED STATES — 0.1%
Titan Cement International SA (b)	7,951	89,860
TOTAL COMMON STOCKS (Cost $182,243,961)		156,749,853

RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Legend Holdings Corp. (expiring 5/19/23) (b) (e) (Cost: $0)	1,461	—
Security Description	Shares	Value
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 2/16/21) (b)	143,400	$ 2,534
Minor International PCL (expiring 12/31/21) (b)	4,110	177
Minor International PCL (expiring 9/30/21) (b)	875	38
TOTAL WARRANTS (Cost $0)		2,749
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	240,856	240,639
State Street Navigator Securities Lending Portfolio II (i) (j)	1,355,092	1,355,092
TOTAL SHORT-TERM INVESTMENTS (Cost $1,595,568)		1,595,731
TOTAL INVESTMENTS — 100.2% (Cost $183,839,529)		158,348,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(357,987)
NET ASSETS — 100.0%		$ 157,990,346
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $258, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

73

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$152,245,494	$4,504,101	$258 (a)	$156,749,853
Rights	—	—	0 (a)	0
Warrants	2,749	—	—	2,749
Short-Term Investments	1,595,731	—	—	1,595,731
TOTAL INVESTMENTS	$153,843,974	$4,504,101	$258	$158,348,333
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$ 437,334	$ 7,454,627	$ 7,651,304	$(186)	$168	240,856	$ 240,639	$3,050
State Street Navigator Securities Lending Portfolio II	—	—	11,247,979	9,892,887	—	—	1,355,092	1,355,092	4,200
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$20,019,572	$20,802,576	$(186)	$168		$1,595,731	$8,302
74

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	86	$ 905
AMP, Ltd. (a)	846	691
Aristocrat Leisure, Ltd.	100	1,307
Aurizon Holdings, Ltd.	876	2,268
Australia & New Zealand Banking Group, Ltd.	1,060	11,003
Bendigo & Adelaide Bank, Ltd.	232	890
BHP Group PLC	465	7,219
BHP Group, Ltd.	504	8,940
BlueScope Steel, Ltd.	510	2,694
Brambles, Ltd.	365	2,359
Caltex Australia, Ltd.	81	1,106
Cochlear, Ltd. (b)	53	6,081
Coles Group, Ltd.	1,297	12,034
Commonwealth Bank of Australia	510	19,297
CSL, Ltd.	352	63,917
Dexus REIT	504	2,804
Flight Centre Travel Group, Ltd. (b)	112	679
Fortescue Metals Group, Ltd.	173	1,059
Goodman Group REIT	536	3,969
GPT Group REIT	986	2,191
Incitec Pivot, Ltd.	473	585
Insurance Australia Group, Ltd.	136	516
LendLease Group Stapled Security	51	321
Macquarie Group, Ltd.	45	2,362
Magellan Financial Group, Ltd. (b)	145	3,862
Medibank Pvt, Ltd.	2,461	4,007
Mirvac Group REIT	2,148	2,748
National Australia Bank, Ltd.	1,048	10,699
Newcrest Mining, Ltd.	819	11,554
Oil Search, Ltd.	373	543
Origin Energy, Ltd.	523	1,402
QBE Insurance Group, Ltd.	410	2,158
REA Group, Ltd.	56	2,639
Santos, Ltd.	5	10
Scentre Group REIT	1,753	1,679
Sonic Healthcare, Ltd.	595	8,860
South32, Ltd.	3,442	3,718
Stockland REIT	1,177	1,823
Suncorp Group, Ltd.	303	1,693
Telstra Corp., Ltd.	1,772	3,330
Transurban Group Stapled Security	1,974	14,547
Vicinity Centres REIT	1,853	1,174
Wesfarmers, Ltd.	1,216	25,506
Westpac Banking Corp.	1,213	12,250
Woodside Petroleum, Ltd.	132	1,471
Woolworths Group, Ltd.	1,296	27,842
		298,712
AUSTRIA — 0.0% (c)
Erste Group Bank AG	211	3,909
OMV AG	66	1,822
Raiffeisen Bank International AG	5	74
Security Description	Shares	Value
Voestalpine AG	15	$ 305
		6,110
BELGIUM — 0.3%
Ageas	96	3,993
Anheuser-Busch InBev SA	110	4,885
Colruyt SA	279	15,083
Groupe Bruxelles Lambert SA	36	2,829
KBC Group NV	71	3,274
Proximus SADP	589	13,488
Solvay SA	30	2,185
Telenet Group Holding NV	192	5,781
UCB SA	229	19,850
		71,368
CANADA — 3.8%
Agnico Eagle Mines, Ltd.	950	37,497
Alimentation Couche-Tard, Inc. Class B	266	6,195
Bank of Montreal	357	17,823
Bank of Nova Scotia	349	14,091
Barrick Gold Corp.	3,940	71,583
Bausch Health Cos., Inc. (a)	151	2,314
BCE, Inc.	589	23,889
Bombardier, Inc. Class B (a)	726	232
Brookfield Asset Management, Inc. Class A	182	7,976
Canadian Imperial Bank of Commerce (b)	227	13,078
Canadian National Railway Co.	556	42,981
Canadian Natural Resources, Ltd.	230	3,111
Canadian Pacific Railway, Ltd.	145	31,636
Cenovus Energy, Inc.	373	744
CGI, Inc. (a)	475	25,426
CI Financial Corp. (b)	373	3,661
Constellation Software, Inc.	21	18,871
Empire Co., Ltd. Class A	500	9,671
Enbridge, Inc.	391	11,257
Fairfax Financial Holdings, Ltd.	45	13,640
First Capital Real Estate Investment Trust	449	4,300
Fortis, Inc.	152	5,795
Franco-Nevada Corp.	776	76,659
George Weston, Ltd.	78	5,515
Great-West Lifeco, Inc.	340	5,807
Husky Energy, Inc. (b)	301	749
iA Financial Corp., Inc.	75	2,331
Imperial Oil, Ltd.	80	894
Intact Financial Corp.	548	46,828
Inter Pipeline, Ltd. (b)	149	881
Kinross Gold Corp. (a)	3,998	15,870
Kirkland Lake Gold, Ltd.	300	8,736
Loblaw Cos., Ltd.	221	11,265
Magna International, Inc.	342	10,791
Manulife Financial Corp.	673	8,355
Metro, Inc.	130	5,198
National Bank of Canada	75	2,866

75

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Nutrien, Ltd. (b)	151	$ 5,104
Open Text Corp.	226	7,814
Pembina Pipeline Corp. (b)	30	556
Power Corp. of Canada	390	6,203
PrairieSky Royalty, Ltd. (b)	71	371
Restaurant Brands International, Inc.	8	319
RioCan Real Estate Investment Trust	550	6,233
Rogers Communications, Inc. Class B	524	21,625
Royal Bank of Canada	386	23,640
Saputo, Inc.	11	261
Shaw Communications, Inc. Class B	616	9,880
SmartCentres Real Estate Investment Trust	11	146
Sun Life Financial, Inc. (b)	120	3,817
Suncor Energy, Inc.	418	6,596
TC Energy Corp.	153	6,724
Teck Resources, Ltd. Class B	451	3,381
TELUS Corp.	1,696	26,512
Thomson Reuters Corp.	286	19,266
Toronto-Dominion Bank	866	36,402
Waste Connections, Inc.	374	28,985
Wheaton Precious Metals Corp.	380	10,340
		792,691
CHINA — 0.0% (c)
BOC Hong Kong Holdings, Ltd.	2,500	6,918
DENMARK — 1.2%
AP Moller - Maersk A/S Class A	5	4,143
Carlsberg A/S Class B	78	8,829
Chr. Hansen Holding A/S	94	7,033
Coloplast A/S Class B	274	39,750
Danske Bank A/S	503	5,688
DSV Panalpina A/S	156	14,181
H Lundbeck A/S	33	979
ISS A/S (b)	62	852
Novo Nordisk A/S Class B	2,155	129,649
Novozymes A/S Class B	200	9,096
Orsted A/S (d)	50	4,899
Pandora A/S	136	4,417
Tryg A/S	495	12,177
Vestas Wind Systems A/S	119	9,669
		251,362
FINLAND — 0.6%
Elisa Oyj	652	40,406
Fortum Oyj	5	73
Kone Oyj Class B	294	16,652
Neste Oyj	235	7,955
Nokia Oyj (e)	479	1,508
Nokia Oyj (e)	5,583	17,493
Nokian Renkaat Oyj (b)	99	2,397
Nordea Bank Abp	1,380	7,811
Orion Oyj Class B (b)	131	5,359
Sampo Oyj Class A	525	15,335
Security Description	Shares	Value
Stora Enso Oyj Class R	193	$ 1,958
UPM-Kymmene Oyj (b)	157	4,322
Wartsila OYJ Abp (b)	405	2,973
		124,242
FRANCE — 2.6%
Aeroports de Paris	3	288
Air Liquide SA	69	8,832
Airbus SE	439	28,584
Arkema SA	9	622
Atos SE	27	1,829
AXA SA	973	16,856
BNP Paribas SA	753	22,730
Bouygues SA	101	2,961
Bureau Veritas SA	5	95
Capgemini SE	26	2,197
Carrefour SA (b)	479	7,576
Casino Guichard Perrachon SA (b)	90	3,467
Cie de Saint-Gobain	263	6,396
Cie Generale des Etablissements Michelin SCA	65	5,781
CNP Assurances	15	147
Credit Agricole SA	777	5,704
Danone SA	102	6,563
Dassault Systemes SE	8	1,185
Eiffage SA	35	2,477
Electricite de France SA	319	2,515
Engie SA	949	9,801
EssilorLuxottica SA	33	3,559
Eurazeo SE	118	5,324
Faurecia SE	45	1,348
Gecina SA REIT	21	2,781
Getlink SE	949	11,444
Hermes International	61	42,087
Iliad SA	5	678
Ipsen SA	26	1,346
Kering SA	54	28,198
Klepierre SA REIT	98	1,889
Legrand SA	11	706
L'Oreal SA	168	44,038
LVMH Moet Hennessy Louis Vuitton SE	202	75,016
Natixis SA	589	1,917
Orange SA	3,949	48,248
Pernod Ricard SA	46	6,534
Peugeot SA	303	4,044
Publicis Groupe SA	70	2,006
Renault SA	272	5,285
Safran SA	57	5,012
Sanofi	229	20,137
Sartorius Stedim Biotech	33	6,626
Schneider Electric SE	96	8,277
SCOR SE	110	2,424
Societe Generale SA	786	13,237
Sodexo SA	36	2,435
Suez	206	2,097
Thales SA	81	6,788

76

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TOTAL SA	727	$ 28,231
Unibail-Rodamco-Westfield (e)	780	2,058
Unibail-Rodamco-Westfield REIT (b)(e)	20	1,131
Valeo SA	185	3,096
Veolia Environnement SA	227	4,851
Vinci SA	107	8,852
Vivendi SA	212	4,542
Worldline SA (a)(d)	10	589
		543,437
GERMANY — 2.0%
Adidas AG	158	35,696
Allianz SE	143	24,616
BASF SE	317	15,007
Bayer AG	247	14,323
Bayerische Motoren Werke AG (e)	243	12,562
Bayerische Motoren Werke AG Preference Shares (e)	41	1,762
Beiersdorf AG	81	8,226
Brenntag AG	66	2,450
Commerzbank AG	1,072	3,892
Continental AG	101	7,271
Covestro AG (d)	117	3,578
Daimler AG	622	18,782
Deutsche Bank AG	1,589	10,407
Deutsche Boerse AG	21	2,880
Deutsche Lufthansa AG	152	1,428
Deutsche Post AG	318	8,645
Deutsche Telekom AG	6,336	82,133
E.ON SE	565	5,853
Fresenius Medical Care AG & Co. KGaA	36	2,378
Fresenius SE & Co. KGaA	80	2,978
Fuchs Petrolub SE Preference Shares	81	2,872
Hannover Rueck SE	56	8,049
HeidelbergCement AG	45	1,930
Henkel AG & Co. KGaA Preference Shares (e)	120	9,638
Henkel AG & Co. KGaA (e)	101	7,464
Infineon Technologies AG	291	4,288
Knorr-Bremse AG	55	4,879
Lanxess AG	8	320
Merck KGaA	8	822
METRO AG	38	328
MTU Aero Engines AG	39	5,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	117	23,634
Porsche Automobil Holding SE Preference Shares	107	4,541
RWE AG	247	6,494
SAP SE	88	9,926
Siemens AG	161	13,686
Siemens Healthineers AG (d)	172	6,803
Telefonica Deutschland Holding AG	3,720	9,221
Security Description	Shares	Value
Thyssenkrupp AG (a)	140	$ 732
TUI AG	238	1,071
Uniper SE	124	3,060
Volkswagen AG (e)	14	1,865
Volkswagen AG Preference Shares (e)	146	17,116
Vonovia SE	84	4,135
		413,447
HONG KONG — 1.9%
AIA Group, Ltd.	1,800	16,291
Bank of East Asia, Ltd.	363	781
CK Asset Holdings, Ltd.	1,270	6,955
CK Hutchison Holdings, Ltd.	2,500	16,869
CK Infrastructure Holdings, Ltd.	500	2,658
CLP Holdings, Ltd.	2,500	23,062
Dairy Farm International Holdings, Ltd.	1,900	8,740
Galaxy Entertainment Group, Ltd.	2,000	10,670
Hang Seng Bank, Ltd.	2,900	49,575
Henderson Land Development Co., Ltd.	1,310	4,994
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	7,331	7,056
HKT Trust & HKT, Ltd. Stapled Security	14,540	19,810
Hong Kong & China Gas Co., Ltd.	7,463	12,305
Hong Kong Exchanges & Clearing, Ltd.	856	25,821
Hongkong Land Holdings, Ltd.	800	3,000
Jardine Matheson Holdings, Ltd.	700	35,000
Jardine Strategic Holdings, Ltd.	1,000	22,200
Link REIT	2,500	21,191
MTR Corp., Ltd.	5,665	29,272
New World Development Co., Ltd.	1,322	1,422
NWS Holdings, Ltd.	5,000	5,141
PCCW, Ltd.	17,000	9,365
Power Assets Holdings, Ltd.	2,000	11,960
Sands China, Ltd.	2,000	7,328
Sun Hung Kai Properties, Ltd.	1,000	13,186
Techtronic Industries Co., Ltd.	1,000	6,490
WH Group, Ltd. (d)	2,500	2,338
Wharf Real Estate Investment Co., Ltd. (b)	1,000	4,116
Wheelock & Co., Ltd.	1,000	6,825
Yue Yuen Industrial Holdings, Ltd.	3,500	5,365
		389,786
IRELAND — 0.9%
Accenture PLC Class A	750	122,445
AerCap Holdings NV (a)	74	1,686
AIB Group PLC (a)	1,180	1,323
Bank of Ireland Group PLC	342	647
CRH PLC	167	4,554
Flutter Entertainment PLC	12	1,087
Kerry Group PLC Class A	333	38,438

77

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	116	$ 6,199
Smurfit Kappa Group PLC	92	2,596
		178,975
ISRAEL — 0.3%
Azrieli Group, Ltd.	69	3,995
Bank Hapoalim BM	986	5,940
Bank Leumi Le-Israel BM	1,823	10,101
Check Point Software Technologies, Ltd. (a)	185	18,600
Elbit Systems, Ltd.	2	261
Israel Chemicals, Ltd.	5	16
Mizrahi Tefahot Bank, Ltd.	562	10,522
Nice, Ltd. (a)	57	8,435
Teva Pharmaceutical Industries, Ltd. (a)	533	4,909
		62,779
ITALY — 0.6%
Assicurazioni Generali SpA	1,650	22,468
Atlantia SpA	142	1,781
Enel SpA	2,134	14,843
Eni SpA	1,064	10,764
Ferrari NV	96	14,910
Intesa Sanpaolo SpA	10,853	17,724
Leonardo SpA	389	2,592
Mediobanca Banca di Credito Finanziario SpA	389	2,146
Moncler SpA	223	8,146
Poste Italiane SpA (d)	196	1,660
Recordati SpA	104	4,398
Snam SpA	293	1,351
Telecom Italia SpA (a)(e)	6,482	2,649
Telecom Italia SpA (e)	5,040	1,994
UniCredit SpA	995	7,803
		115,229
JAPAN — 10.5%
ABC-Mart, Inc.	200	10,023
Advantest Corp. (b)	200	8,040
Aeon Co., Ltd.	500	11,111
AGC, Inc.	200	4,926
Aisin Seiki Co., Ltd.	100	2,468
Ajinomoto Co., Inc.	600	11,174
ANA Holdings, Inc.	600	14,667
Aozora Bank, Ltd.	200	3,820
Asahi Group Holdings, Ltd.	100	3,251
Asahi Kasei Corp.	300	2,125
Astellas Pharma, Inc.	1,600	24,766
Bandai Namco Holdings, Inc. (b)	200	9,710
Bank of Kyoto, Ltd.	100	3,187
Bridgestone Corp. (b)	400	12,313
Canon, Inc.	2,500	54,629
Central Japan Railway Co.	100	16,044
Chiba Bank, Ltd.	300	1,314
Chubu Electric Power Co., Inc.	500	7,061
Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (b)	200	$ 2,794
Concordia Financial Group, Ltd.	900	2,626
Daifuku Co., Ltd.	100	6,345
Dai-ichi Life Holdings, Inc.	500	6,000
Daiichi Sankyo Co., Ltd.	100	6,886
Daikin Industries, Ltd.	100	12,200
Daito Trust Construction Co., Ltd.	100	9,323
Daiwa House Industry Co., Ltd.	200	4,960
Daiwa House REIT Investment Corp.	8	19,541
Daiwa Securities Group, Inc.	600	2,330
Denso Corp.	200	6,468
Dentsu Group, Inc.	100	1,933
East Japan Railway Co.	300	22,721
FamilyMart Co., Ltd.	100	1,795
FUJIFILM Holdings Corp. (b)	500	25,191
Fujitsu, Ltd.	100	9,036
Hamamatsu Photonics KK	400	16,377
Hankyu Hanshin Holdings, Inc.	200	6,734
Hitachi, Ltd.	500	14,557
Honda Motor Co., Ltd. (b)	1,100	24,760
Hoya Corp.	300	25,566
Idemitsu Kosan Co., Ltd.	200	4,591
IHI Corp.	100	1,169
Inpex Corp.	300	1,692
Isetan Mitsukoshi Holdings, Ltd.	200	1,167
Isuzu Motors, Ltd.	200	1,325
ITOCHU Corp. (b)	700	14,541
Japan Airlines Co., Ltd. (b)	500	9,217
Japan Exchange Group, Inc.	500	8,828
Japan Post Bank Co., Ltd. (b)	2,000	18,471
Japan Post Holdings Co., Ltd.	6,100	47,786
Japan Post Insurance Co., Ltd.	300	3,727
Japan Prime Realty Investment Corp. REIT	3	9,032
Japan Real Estate Investment Corp. REIT	5	29,318
Japan Retail Fund Investment Corp. REIT	11	12,451
Japan Tobacco, Inc.	900	16,640
JFE Holdings, Inc.	700	4,558
JXTG Holdings, Inc.	3,900	13,374
Kajima Corp.	300	3,082
Kakaku.com, Inc.	200	3,677
Kansai Electric Power Co., Inc.	500	5,574
Kao Corp.	400	32,717
Kawasaki Heavy Industries, Ltd.	100	1,453
KDDI Corp.	2,600	76,828
Keikyu Corp.	300	5,049
Keio Corp.	300	17,757
Kintetsu Group Holdings Co., Ltd.	500	23,158
Kirin Holdings Co., Ltd.	200	3,960
Koito Manufacturing Co., Ltd.	100	3,386
Komatsu, Ltd. (b)	200	3,295
Konica Minolta, Inc.	500	2,033

78

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kubota Corp.	300	$ 3,839
Kuraray Co., Ltd.	200	2,023
Kyocera Corp.	100	5,936
Kyushu Electric Power Co., Inc.	500	4,025
Kyushu Railway Co.	657	18,866
Lawson, Inc.	200	10,986
M3, Inc. (b)	300	8,879
Marubeni Corp.	1,100	5,492
Mazda Motor Corp.	500	2,649
McDonald's Holdings Co. Japan, Ltd.	300	13,533
Mebuki Financial Group, Inc.	900	1,834
MEIJI Holdings Co., Ltd.	200	14,228
Mitsubishi Chemical Holdings Corp.	600	3,573
Mitsubishi Corp.	800	16,981
Mitsubishi Electric Corp.	600	7,420
Mitsubishi Estate Co., Ltd.	200	2,955
Mitsubishi Heavy Industries, Ltd.	200	5,062
Mitsubishi Materials Corp.	200	4,104
Mitsubishi Motors Corp. (b)	500	1,417
Mitsubishi UFJ Financial Group, Inc.	10,500	39,197
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,464
Mitsui & Co., Ltd.	900	12,534
Mitsui Chemicals, Inc.	100	1,900
Mitsui Fudosan Co., Ltd.	200	3,465
Mitsui OSK Lines, Ltd.	100	1,618
Mizuho Financial Group, Inc.	37,100	42,477
MonotaRO Co., Ltd.	200	5,313
MS&AD Insurance Group Holdings, Inc. (b)	200	5,604
Murata Manufacturing Co., Ltd.	100	5,069
Nagoya Railroad Co., Ltd.	800	22,454
NEC Corp.	1,000	36,543
NH Foods, Ltd.	100	3,488
Nippon Building Fund, Inc. REIT	5	33,533
Nippon Prologis REIT, Inc.	8	20,097
Nippon Steel Corp.	900	7,715
Nippon Telegraph & Telephone Corp.	3,000	71,572
Nippon Yusen KK	200	2,382
Nissan Chemical Corp.	100	3,650
Nissan Motor Co., Ltd.	4,500	14,865
Nitori Holdings Co., Ltd.	200	27,011
Nitto Denko Corp.	100	4,469
Nomura Holdings, Inc.	1,200	5,089
Nomura Real Estate Master Fund, Inc. REIT	15	18,980
NSK, Ltd.	300	1,929
NTT Data Corp.	1,200	11,560
NTT DOCOMO, Inc.	3,768	117,869
Obayashi Corp.	500	4,289
Oji Holdings Corp.	600	3,218
Olympus Corp.	100	1,447
Omron Corp.	100	5,215
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	100	$ 2,303
Oracle Corp. Japan	200	17,489
Oriental Land Co., Ltd. (b)	300	38,405
ORIX Corp.	600	7,228
Otsuka Corp.	100	4,280
Otsuka Holdings Co., Ltd.	100	3,919
Pan Pacific International Holdings Corp.	500	9,490
Panasonic Corp.	1,400	10,699
Park24 Co., Ltd.	100	1,474
PeptiDream, Inc. (a)	100	3,492
Pigeon Corp.	100	3,840
Rakuten, Inc.	500	3,798
Recruit Holdings Co., Ltd.	898	23,258
Resona Holdings, Inc.	1,200	3,615
Ricoh Co., Ltd.	500	3,677
Ryohin Keikaku Co., Ltd.	200	2,249
Sankyo Co., Ltd.	200	5,827
Secom Co., Ltd.	500	41,564
Seibu Holdings, Inc.	400	4,402
Seiko Epson Corp. (b)	200	2,168
Sekisui Chemical Co., Ltd.	200	2,655
Sekisui House, Ltd.	200	3,306
Seven & i Holdings Co., Ltd.	300	9,937
Shimamura Co., Ltd.	100	6,040
Shimizu Corp.	500	3,914
Shin-Etsu Chemical Co., Ltd.	100	9,939
Shinsei Bank, Ltd. (a)	300	4,007
Shionogi & Co., Ltd.	300	14,776
Shizuoka Bank, Ltd.	500	3,043
Softbank Corp. (b)	2,200	28,011
SoftBank Group Corp. (b)	800	28,071
Sompo Holdings, Inc.	200	6,193
Sony Corp.	400	23,791
Subaru Corp. (b)	300	5,762
Sumitomo Chemical Co., Ltd.	600	1,784
Sumitomo Corp.	700	8,034
Sumitomo Electric Industries, Ltd.	500	5,271
Sumitomo Metal Mining Co., Ltd.	100	2,055
Sumitomo Mitsui Financial Group, Inc.	1,000	24,297
Sumitomo Mitsui Trust Holdings, Inc.	200	5,788
Sumitomo Realty & Development Co., Ltd.	100	2,441
Sundrug Co., Ltd.	100	3,205
Suntory Beverage & Food, Ltd.	500	18,920
Suzuken Co., Ltd.	100	3,645
Suzuki Motor Corp.	200	4,788
Sysmex Corp.	100	7,268
T&D Holdings, Inc.	400	3,275
Taiheiyo Cement Corp.	100	1,714
Taisei Corp.	100	3,061
Takeda Pharmaceutical Co., Ltd.	468	14,341
TDK Corp.	100	7,762
Tobu Railway Co., Ltd.	500	17,461

79

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Toho Co., Ltd.	300	$ 9,170
Tohoku Electric Power Co., Inc.	500	4,821
Tokio Marine Holdings, Inc.	200	9,170
Tokyo Electric Power Co. Holdings, Inc. (a)	3,200	11,175
Tokyo Electron, Ltd.	100	18,855
Tokyo Gas Co., Ltd.	300	7,103
Tokyu Corp.	200	3,149
Toppan Printing Co., Ltd.	200	3,068
Toray Industries, Inc.	300	1,303
Toshiba Corp.	100	2,205
Toyo Suisan Kaisha, Ltd.	400	19,341
Toyota Industries Corp.	100	4,798
Toyota Motor Corp.	900	54,198
Toyota Tsusho Corp.	200	4,717
Trend Micro, Inc.	100	4,947
United Urban Investment Corp. REIT	11	10,954
USS Co., Ltd.	200	2,753
West Japan Railway Co.	400	27,404
Yamada Denki Co., Ltd.	2,400	9,582
Yamaha Motor Co., Ltd.	200	2,421
Yamato Holdings Co., Ltd.	200	3,144
Yamazaki Baking Co., Ltd.	300	6,272
Z Holdings Corp.	700	2,257
		2,179,985
LUXEMBOURG — 0.1%
ArcelorMittal SA	807	7,669
Millicom International Cellular SA SDR	130	3,669
SES SA	65	381
		11,719
NETHERLANDS — 1.3%
ABN AMRO Bank NV (d)	176	1,445
Adyen NV (a)(d)	7	5,919
Aegon NV	1,314	3,336
Akzo Nobel NV	12	790
ASML Holding NV	280	74,488
EXOR NV	128	6,601
Heineken Holding NV	33	2,529
Heineken NV	38	3,176
ING Groep NV	1,972	10,346
Koninklijke Ahold Delhaize NV	1,449	33,841
Koninklijke DSM NV	30	3,407
Koninklijke KPN NV	5,012	11,967
Koninklijke Philips NV	142	5,752
NN Group NV	159	4,292
NXP Semiconductors NV	51	4,229
Prosus NV (a)	340	23,559
Randstad NV	130	4,589
Royal Dutch Shell PLC Class A	1,771	31,161
Royal Dutch Shell PLC Class B	1,064	17,940
Wolters Kluwer NV	214	15,070
		264,437
Security Description	Shares	Value
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,183	$ 3,500
Fisher & Paykel Healthcare Corp., Ltd.	510	9,185
Ryman Healthcare, Ltd.	758	4,629
Spark New Zealand, Ltd.	3,627	8,784
		26,098
NORWAY — 0.2%
DNB ASA	472	5,248
Equinor ASA	191	2,385
Gjensidige Forsikring ASA	272	4,612
Norsk Hydro ASA	899	1,937
Orkla ASA (b)	700	5,934
Telenor ASA	1,926	27,860
Yara International ASA	15	470
		48,446
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	848	3,404
Galp Energia SGPS SA	226	2,578
Jeronimo Martins SGPS SA	270	4,870
		10,852
SINGAPORE — 0.6%
CapitaLand Commercial Trust REIT	2,600	2,794
CapitaLand Mall Trust REIT	5,900	7,417
DBS Group Holdings, Ltd.	500	6,521
Keppel Corp., Ltd. (b)	800	2,972
Oversea-Chinese Banking Corp., Ltd.	1,629	9,885
SATS, Ltd.	2,708	6,010
Singapore Airlines, Ltd. (b)	2,300	9,272
Singapore Exchange, Ltd.	2,400	15,490
Singapore Press Holdings, Ltd. (b)	2,600	3,342
Singapore Technologies Engineering, Ltd.	3,100	6,793
Singapore Telecommunications, Ltd.	24,742	44,137
United Overseas Bank, Ltd.	300	4,098
Venture Corp., Ltd.	200	1,906
Wilmar International, Ltd.	1,700	3,857
		124,494
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	279	4,900
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	106	2,072
Aena SME SA (d)	2	218
Amadeus IT Group SA	314	14,884
Banco Bilbao Vizcaya Argentaria SA	4,567	14,610
Banco de Sabadell SA	3,792	1,951
Banco Santander SA	11,304	27,511
Bankia SA	992	1,108
Bankinter SA	218	800
CaixaBank SA	3,324	6,200
Enagas SA	24	477

80

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ferrovial SA	95	$ 2,280
Iberdrola SA	1,066	10,508
Industria de Diseno Textil SA	953	24,741
Mapfre SA	703	1,201
Naturgy Energy Group SA	40	707
Red Electrica Corp. SA	44	790
Repsol SA	980	8,959
Telefonica SA	2,401	10,995
		130,012
SWEDEN — 0.6%
Assa Abloy AB Class B	120	2,273
Atlas Copco AB Class A	562	18,940
Atlas Copco AB Class B	521	15,408
Boliden AB	276	5,051
Electrolux AB Class B	117	1,462
Epiroc AB Class A	562	5,585
Epiroc AB Class B	330	3,278
Essity AB Class B	136	4,200
Hennes & Mauritz AB Class B (b)	598	7,726
Industrivarden AB Class C	176	3,444
Investor AB Class B	229	10,565
Sandvik AB	48	684
Skandinaviska Enskilda Banken AB Class A	432	2,929
Skanska AB Class B (a)	114	1,743
SKF AB Class B (b)	191	2,635
Svenska Handelsbanken AB Class A (a)	392	3,290
Swedbank AB Class A	734	8,212
Telefonaktiebolaget LM Ericsson Class B	2,289	18,728
Telia Co. AB	2,036	7,336
Volvo AB Class B	404	4,873
		128,362
SWITZERLAND — 4.8%
ABB, Ltd.	248	4,359
Adecco Group AG	191	7,529
Alcon, Inc. (a)	184	9,381
Baloise Holding AG	8	1,049
Chocoladefabriken Lindt & Spruengli AG	4	33,714
Cie Financiere Richemont SA	65	3,564
Coca-Cola HBC AG	169	3,640
Credit Suisse Group AG	601	4,969
EMS-Chemie Holding AG	12	7,547
Geberit AG	34	14,970
Givaudan SA	10	30,954
Glencore PLC	7,875	12,089
Julius Baer Group, Ltd.	39	1,331
Kuehne + Nagel International AG	166	22,793
LafargeHolcim, Ltd.	179	6,542
Lonza Group AG	14	5,820
Nestle SA	1,270	130,537
Novartis AG	923	76,173
Partners Group Holding AG	33	22,838
Security Description	Shares	Value
Roche Holding AG	896	$ 290,826
Schindler Holding AG (e)	30	6,586
Schindler Holding AG (e)	26	5,493
SGS SA	5	11,586
Sika AG	19	3,141
Sonova Holding AG	98	17,664
STMicroelectronics NV	78	1,701
Straumann Holding AG	1	746
Swatch Group AG	6	1,200
Swiss Life Holding AG	23	7,830
Swiss Prime Site AG	227	22,230
Swiss Re AG	932	71,820
Swisscom AG (b)	101	54,302
TE Connectivity, Ltd.	306	19,272
Temenos AG	50	6,558
UBS Group AG	1,577	14,744
Zurich Insurance Group AG	197	69,919
		1,005,417
UNITED KINGDOM — 4.8%
3i Group PLC	1,000	9,823
Admiral Group PLC	535	14,793
Amcor PLC	1,414	11,285
Ashtead Group PLC	396	8,669
Associated British Foods PLC	80	1,799
AstraZeneca PLC	1,106	98,959
Auto Trader Group PLC (d)	65	354
Aviva PLC	1,258	4,188
BAE Systems PLC	2,985	19,313
Barclays PLC	10,872	12,687
Barratt Developments PLC	970	5,304
Berkeley Group Holdings PLC	157	7,037
BP PLC	7,547	32,210
British American Tobacco PLC ADR (b)(e)	616	21,061
British American Tobacco PLC (e)	148	5,063
British Land Co. PLC REIT	313	1,305
BT Group PLC	5,575	8,150
Bunzl PLC	324	6,546
Burberry Group PLC	383	6,290
Capri Holdings, Ltd. (a)	179	1,931
Centrica PLC	3,423	1,616
CNH Industrial NV	349	1,997
Coca-Cola European Partners PLC	69	2,590
Compass Group PLC	2,646	41,471
Croda International PLC	138	7,310
DCC PLC	41	2,593
Diageo PLC	1,921	61,609
Direct Line Insurance Group PLC	5,689	20,873
easyJet PLC (b)	57	404
Experian PLC	675	18,840
Fiat Chrysler Automobiles NV	854	6,158
G4S PLC	520	595
GlaxoSmithKline PLC	2,191	41,148
Halma PLC	294	7,003
Hargreaves Lansdown PLC	274	4,709
HSBC Holdings PLC	7,952	44,789

81

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Imperial Brands PLC	991	$ 18,393
Informa PLC	301	1,652
Intertek Group PLC	157	9,200
ITV PLC	3,995	3,270
J Sainsbury PLC	2,531	6,603
JD Sports Fashion PLC	512	2,906
Johnson Matthey PLC	191	4,258
Kingfisher PLC	2,024	3,611
Land Securities Group PLC REIT	221	1,526
Legal & General Group PLC	4,886	11,744
Liberty Global PLC Class C (a)	200	3,142
Linde PLC	36	6,228
Lloyds Banking Group PLC	31,454	12,480
London Stock Exchange Group PLC	47	4,243
M&G PLC (a)	3,078	4,297
Marks & Spencer Group PLC	1,659	2,041
Melrose Industries PLC	8	9
Mondi PLC	309	5,291
National Grid PLC	873	10,247
Next PLC	126	6,362
Pearson PLC	197	1,350
Pentair PLC	151	4,494
Persimmon PLC	301	7,153
Prudential PLC	774	9,938
Reckitt Benckiser Group PLC	99	7,549
RELX PLC	1,336	28,692
Rio Tinto PLC	971	44,770
Rio Tinto, Ltd.	389	20,135
Rolls-Royce Holdings PLC	225	950
Royal Bank of Scotland Group PLC	2,131	2,983
RSA Insurance Group PLC	87	454
Sage Group PLC	1,060	7,778
Smith & Nephew PLC	779	13,856
Smiths Group PLC	57	867
Spirax-Sarco Engineering PLC	56	5,670
SSE PLC	440	7,120
St James's Place PLC	449	4,229
Standard Chartered PLC	1,529	8,452
Standard Life Aberdeen PLC	334	927
Taylor Wimpey PLC	3,232	4,709
TechnipFMC PLC	151	1,018
Tesco PLC	2,914	8,267
Unilever NV	1,481	72,809
Unilever PLC	906	45,784
United Utilities Group PLC	358	4,008
Vodafone Group PLC	15,440	21,634
Weir Group PLC	5	45
Whitbread PLC	63	2,367
Wm Morrison Supermarkets PLC	1,282	2,830
WPP PLC	628	4,294
		1,003,107
UNITED STATES — 60.0%
3M Co.	509	69,484
Abbott Laboratories	157	12,389
AbbVie, Inc.	220	16,762
Security Description	Shares	Value
Activision Blizzard, Inc.	135	$ 8,030
Adobe, Inc. (a)	363	115,521
AES Corp.	276	3,754
Aflac, Inc.	506	17,325
Agilent Technologies, Inc.	27	1,934
AGNC Investment Corp. REIT	2,419	25,593
Air Products & Chemicals, Inc.	38	7,585
Align Technology, Inc. (a)	95	16,525
Alleghany Corp.	41	22,646
Allegion PLC	100	9,202
Allergan PLC	65	11,511
Alliant Energy Corp.	75	3,622
Allstate Corp.	628	57,606
Ally Financial, Inc.	217	3,131
Alphabet, Inc. Class A (a)	190	220,770
Alphabet, Inc. Class C (a)	186	216,283
Altria Group, Inc.	2,111	81,632
Amazon.com, Inc. (a)	15	29,246
Ameren Corp.	289	21,048
American Airlines Group, Inc. (b)	75	914
American Electric Power Co., Inc.	434	34,711
American Express Co.	151	12,927
American Financial Group, Inc.	175	12,264
American International Group, Inc.	280	6,790
American Tower Corp. REIT	169	36,800
American Water Works Co., Inc.	110	13,152
Ameriprise Financial, Inc.	111	11,375
AmerisourceBergen Corp.	140	12,390
Amgen, Inc.	444	90,012
Amphenol Corp. Class A	494	36,003
Analog Devices, Inc.	100	8,965
Annaly Capital Management, Inc. REIT	6,170	31,282
Anthem, Inc.	111	25,201
AO Smith Corp.	151	5,709
Aon PLC	370	61,065
Apache Corp.	75	314
Apple, Inc.	2,032	516,717
Applied Materials, Inc.	879	40,276
Aptiv PLC	148	7,288
Aramark	126	2,516
Arch Capital Group, Ltd. (a)	1,258	35,803
Archer-Daniels-Midland Co.	190	6,684
Arista Networks, Inc. (a)	75	15,191
Arrow Electronics, Inc. (a)	71	3,683
Arthur J Gallagher & Co.	151	12,308
AT&T, Inc.	3,152	91,881
Athene Holding, Ltd. Class A (a)	118	2,929
Automatic Data Processing, Inc.	580	79,274
AutoZone, Inc. (a)	27	22,842
AvalonBay Communities, Inc. REIT	285	41,943
Avery Dennison Corp.	75	7,640
Baker Hughes Co.	401	4,210
Ball Corp.	30	1,940
Bank of America Corp.	3,014	63,987
Bank of New York Mellon Corp.	208	7,005

82

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Baxter International, Inc.	371	$ 30,121
Becton Dickinson and Co.	55	12,637
Berkshire Hathaway, Inc. Class B (a)	414	75,692
Best Buy Co., Inc.	291	16,587
Biogen, Inc. (a)	191	60,429
Black Knight, Inc. (a)	600	34,836
BlackRock, Inc.	21	9,239
Boeing Co.	77	11,484
Booking Holdings, Inc. (a)	42	56,503
Booz Allen Hamilton Holding Corp.	300	20,592
BorgWarner, Inc.	212	5,166
Boston Scientific Corp. (a)	138	4,503
Bristol-Myers Squibb Co.	1,626	90,633
Broadcom, Inc.	35	8,298
Broadridge Financial Solutions, Inc.	324	30,725
Brown & Brown, Inc.	700	25,354
Brown-Forman Corp. Class B	233	12,934
Bunge, Ltd.	86	3,529
Burlington Stores, Inc. (a)	75	11,884
C.H. Robinson Worldwide, Inc.	364	24,097
Cadence Design Systems, Inc. (a)	226	14,925
Camden Property Trust REIT	66	5,230
Campbell Soup Co.	342	15,787
Capital One Financial Corp.	146	7,361
Cardinal Health, Inc.	248	11,889
CarMax, Inc. (a)(b)	15	807
Carnival Corp.	95	1,251
Carnival PLC	53	645
Caterpillar, Inc.	86	9,979
Cboe Global Markets, Inc.	200	17,850
CBRE Group, Inc. Class A (a)	75	2,828
CDK Global, Inc.	6	197
Celanese Corp.	140	10,275
Centene Corp. (a)	151	8,971
CenterPoint Energy, Inc.	26	402
CenturyLink, Inc.	619	5,856
Cerner Corp.	23	1,449
CF Industries Holdings, Inc.	54	1,469
Charles Schwab Corp.	171	5,749
Charter Communications, Inc. Class A (a)	41	17,889
Chevron Corp.	589	42,679
Chubb, Ltd.	389	43,447
Church & Dwight Co., Inc.	518	33,245
Cigna Corp. (a)	105	18,604
Cincinnati Financial Corp.	298	22,484
Cintas Corp.	100	17,322
Cisco Systems, Inc.	4,421	173,790
Citigroup, Inc.	1,127	47,469
Citizens Financial Group, Inc.	179	3,367
Citrix Systems, Inc.	465	65,821
Clorox Co.	273	47,297
CME Group, Inc.	190	32,853
CMS Energy Corp.	175	10,281
Coca-Cola Co.	1,865	82,526
Cognex Corp.	151	6,375
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	633	$ 29,416
Colgate-Palmolive Co.	310	20,572
Comcast Corp. Class A	1,414	48,613
Comerica, Inc.	33	968
Conagra Brands, Inc.	49	1,438
Concho Resources, Inc.	100	4,285
ConocoPhillips	216	6,653
Consolidated Edison, Inc.	1,109	86,502
Copart, Inc. (a)	151	10,347
Corning, Inc.	197	4,046
Corteva, Inc. (a)	533	12,525
Costco Wholesale Corp.	399	113,767
Crown Castle International Corp. REIT	272	39,277
CSX Corp.	120	6,876
Cummins, Inc.	161	21,787
CVS Health Corp.	503	29,843
D.R. Horton, Inc.	75	2,550
Danaher Corp.	230	31,834
Darden Restaurants, Inc.	157	8,550
DaVita, Inc. (a)	56	4,259
Deere & Co.	39	5,388
Dell Technologies, Inc. Class C (a)	53	2,096
Delta Air Lines, Inc.	26	742
Devon Energy Corp.	95	656
Diamondback Energy, Inc.	100	2,620
Discover Financial Services	50	1,784
Discovery, Inc. Class A (a)(b)	200	3,888
Discovery, Inc. Class C (a)	81	1,421
DISH Network Corp. Class A (a)	69	1,379
Dollar General Corp.	365	55,119
Dollar Tree, Inc. (a)	81	5,951
Dominion Energy, Inc.	652	47,068
Dover Corp.	45	3,777
Dow, Inc.	133	3,889
DTE Energy Co.	136	12,916
Duke Energy Corp.	773	62,520
Duke Realty Corp. REIT	226	7,318
DuPont de Nemours, Inc.	233	7,945
DXC Technology Co.	233	3,041
E*TRADE Financial Corp.	75	2,574
East West Bancorp, Inc.	100	2,574
Eastman Chemical Co.	15	699
Eaton Corp. PLC	90	6,992
Eaton Vance Corp.	120	3,870
eBay, Inc.	313	9,409
Ecolab, Inc.	75	11,687
Edison International	66	3,616
Edwards Lifesciences Corp. (a)	126	23,766
Eli Lilly & Co.	1,141	158,280
Emerson Electric Co.	474	22,586
Entergy Corp.	166	15,599
EOG Resources, Inc.	105	3,772
Equitable Holdings, Inc.	300	4,335

83

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	200	$ 11,496
Equity Residential REIT	438	27,029
Erie Indemnity Co. Class A (b)	100	14,824
Essex Property Trust, Inc. REIT	75	16,518
Estee Lauder Cos., Inc. Class A	226	36,011
Everest Re Group, Ltd.	142	27,324
Evergy, Inc.	386	21,249
Eversource Energy	199	15,564
Exelon Corp.	285	10,491
Expeditors International of Washington, Inc.	225	15,012
Extra Space Storage, Inc. REIT	275	26,334
Exxon Mobil Corp.	1,323	50,234
F5 Networks, Inc. (a)	136	14,502
Facebook, Inc. Class A (a)	1,574	262,543
FactSet Research Systems, Inc.	34	8,863
Fastenal Co.	551	17,219
Federal Realty Investment Trust REIT	21	1,567
FedEx Corp.	65	7,882
Ferguson PLC	190	11,911
Fidelity National Financial, Inc.	492	12,241
Fidelity National Information Services, Inc.	343	41,723
Fifth Third Bancorp	319	4,737
FirstEnergy Corp.	167	6,692
Fiserv, Inc. (a)	401	38,091
FleetCor Technologies, Inc. (a)	11	2,052
Flex, Ltd. (a)	139	1,164
Ford Motor Co.	3,107	15,007
Fortinet, Inc. (a)	100	10,117
Fortive Corp.	1	55
Fox Corp. Class A	111	2,623
Franklin Resources, Inc. (b)	232	3,872
Freeport-McMoRan, Inc.	449	3,031
Gap, Inc. (b)	294	2,070
Garmin, Ltd.	75	5,622
General Dynamics Corp.	239	31,622
General Electric Co.	2,628	20,866
General Mills, Inc.	267	14,090
General Motors Co.	962	19,990
Genuine Parts Co.	99	6,666
Gilead Sciences, Inc.	358	26,764
Goldman Sachs Group, Inc.	114	17,623
Halliburton Co.	108	740
Harley-Davidson, Inc. (b)	75	1,420
Hartford Financial Services Group, Inc.	675	23,787
Hasbro, Inc.	95	6,797
HCA Healthcare, Inc.	80	7,188
Healthpeak Properties, Inc. REIT	1,048	24,995
Henry Schein, Inc. (a)	179	9,043
Hershey Co.	346	45,845
Hess Corp.	45	1,499
Hewlett Packard Enterprise Co.	634	6,156
Security Description	Shares	Value
HollyFrontier Corp.	48	$ 1,176
Home Depot, Inc.	268	50,038
Honeywell International, Inc.	510	68,233
Hormel Foods Corp. (b)	1,353	63,104
Host Hotels & Resorts, Inc. REIT (b)	182	2,009
Howmet Aerospace, Inc.	105	1,686
HP, Inc.	518	8,992
Humana, Inc.	93	29,204
Huntington Bancshares, Inc.	301	2,471
Huntington Ingalls Industries, Inc.	20	3,644
IDEX Corp.	75	10,358
IDEXX Laboratories, Inc. (a)	100	24,224
Illinois Tool Works, Inc.	288	40,931
Illumina, Inc. (a)	95	25,946
Intel Corp.	3,889	210,473
Intercontinental Exchange, Inc.	311	25,113
International Business Machines Corp.	983	109,044
International Paper Co.	145	4,514
Interpublic Group of Cos., Inc.	173	2,801
Intuit, Inc.	244	56,120
Intuitive Surgical, Inc. (a)	68	33,674
Invesco, Ltd.	110	999
J.M. Smucker Co.	182	20,202
Jack Henry & Associates, Inc.	318	49,366
JB Hunt Transport Services, Inc.	29	2,675
Jefferies Financial Group, Inc.	151	2,064
Johnson & Johnson	2,711	355,493
Johnson Controls International PLC	187	5,042
JPMorgan Chase & Co.	932	83,908
Juniper Networks, Inc.	604	11,561
Kellogg Co.	586	35,154
KeyCorp	309	3,204
Kimberly-Clark Corp.	211	26,981
Kimco Realty Corp. REIT	226	2,185
Kinder Morgan, Inc.	473	6,584
KLA Corp.	140	20,124
Kohl's Corp.	81	1,182
Kraft Heinz Co.	364	9,005
Kroger Co.	519	15,632
L3Harris Technologies, Inc.	205	36,925
Lam Research Corp.	151	36,240
Lamb Weston Holdings, Inc.	374	21,355
Las Vegas Sands Corp.	231	9,811
Lear Corp.	95	7,719
Leggett & Platt, Inc.	51	1,361
Lennar Corp. Class A	75	2,865
Liberty Broadband Corp. Class C (a)	11	1,218
Liberty Media Corp.-Liberty SiriusXM Class C (a)	23	727
Lincoln National Corp.	81	2,132
LKQ Corp. (a)	151	3,097
Lockheed Martin Corp.	91	30,844
Loews Corp.	101	3,518

84

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Lowe's Cos., Inc.	158	$ 13,596
Lululemon Athletica, Inc. (a)	110	20,850
LyondellBasell Industries NV Class A	253	12,556
M&T Bank Corp.	65	6,723
ManpowerGroup, Inc.	50	2,650
Marathon Oil Corp.	75	247
Marathon Petroleum Corp.	264	6,236
Markel Corp. (a)	43	39,899
MarketAxess Holdings, Inc.	30	9,977
Marsh & McLennan Cos., Inc.	703	60,781
Mastercard, Inc. Class A	822	198,562
Maxim Integrated Products, Inc.	280	13,611
McCormick & Co., Inc.	213	30,078
McDonald's Corp.	500	82,675
McKesson Corp.	124	16,772
Medtronic PLC	453	40,852
Merck & Co., Inc.	2,859	219,971
MetLife, Inc.	334	10,210
Mettler-Toledo International, Inc. (a)	35	24,168
MGM Resorts International	152	1,794
Micron Technology, Inc. (a)	482	20,273
Microsoft Corp.	3,372	531,798
Molson Coors Beverage Co. Class B	60	2,341
Mondelez International, Inc. Class A	333	16,677
Monster Beverage Corp. (a)	334	18,791
Moody's Corp.	11	2,327
Morgan Stanley	318	10,812
Mosaic Co.	90	974
Motorola Solutions, Inc.	362	48,117
Mylan NV (a)	380	5,666
National Oilwell Varco, Inc.	95	934
National Retail Properties, Inc. REIT	473	15,226
NetApp, Inc.	158	6,587
Newell Brands, Inc.	99	1,315
Newmont Goldcorp Corp.	2,321	105,095
NextEra Energy, Inc.	444	106,835
Nielsen Holdings PLC	151	1,894
NIKE, Inc. Class B	1,258	104,087
NiSource, Inc.	151	3,770
Noble Energy, Inc.	56	338
Nordstrom, Inc. (b)	21	322
Norfolk Southern Corp.	56	8,176
Northrop Grumman Corp.	134	40,542
Norwegian Cruise Line Holdings, Ltd. (a)	75	822
Nucor Corp.	80	2,882
NVIDIA Corp.	366	96,478
NVR, Inc. (a)	3	7,707
Occidental Petroleum Corp.	386	4,470
Old Dominion Freight Line, Inc.	112	14,701
Omnicom Group, Inc.	244	13,396
ONEOK, Inc.	60	1,309
Security Description	Shares	Value
Oracle Corp.	2,016	$ 97,433
O'Reilly Automotive, Inc. (a)	59	17,762
Ovintiv, Inc. (b)	60	163
PACCAR, Inc.	66	4,035
Packaging Corp. of America	100	8,683
Paychex, Inc.	1,031	64,871
PayPal Holdings, Inc. (a)	45	4,308
People's United Financial, Inc.	113	1,249
PepsiCo, Inc.	1,778	213,538
Pfizer, Inc.	5,389	175,897
Philip Morris International, Inc.	210	15,322
Phillips 66	123	6,599
Pinnacle West Capital Corp.	275	20,842
Pioneer Natural Resources Co.	20	1,403
PNC Financial Services Group, Inc.	126	12,061
PPG Industries, Inc.	96	8,026
PPL Corp.	166	4,097
Principal Financial Group, Inc.	107	3,353
Procter & Gamble Co.	2,223	244,530
Progressive Corp.	788	58,186
Prologis, Inc. REIT	101	8,117
Prudential Financial, Inc.	206	10,741
Public Service Enterprise Group, Inc.	36	1,617
Public Storage REIT	363	72,095
PulteGroup, Inc.	126	2,812
QUALCOMM, Inc.	93	6,291
Quest Diagnostics, Inc.	27	2,168
Raymond James Financial, Inc.	75	4,740
Raytheon Co.	175	22,951
Realty Income Corp. REIT	298	14,858
Regeneron Pharmaceuticals, Inc. (a)	95	46,388
Regions Financial Corp.	282	2,530
RenaissanceRe Holdings, Ltd.	151	22,547
Republic Services, Inc.	881	66,128
ResMed, Inc.	126	18,559
Robert Half International, Inc.	142	5,360
Rockwell Automation, Inc.	140	21,127
Rollins, Inc.	111	4,012
Ross Stores, Inc.	530	46,094
Royal Caribbean Cruises, Ltd. (b)	27	869
Schlumberger, Ltd.	264	3,561
Seagate Technology PLC	15	732
SEI Investments Co.	146	6,766
Sempra Energy	81	9,152
Simon Property Group, Inc. REIT	1	55
Sirius XM Holdings, Inc. (b)	900	4,446
Skyworks Solutions, Inc.	152	13,586
Snap-on, Inc.	75	8,161
Southern Co.	1,374	74,388
Southwest Airlines Co.	96	3,419
Spirit AeroSystems Holdings, Inc. Class A	75	1,795
Starbucks Corp.	462	30,372
State Street Corp. (f)	160	8,523
Steel Dynamics, Inc.	200	4,508

85

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	85	$ 14,152
Synchrony Financial	271	4,360
Sysco Corp.	391	17,841
T Rowe Price Group, Inc.	250	24,412
Tapestry, Inc.	234	3,030
Targa Resources Corp.	75	518
Target Corp.	141	13,109
TD Ameritrade Holding Corp.	205	7,105
Teradyne, Inc.	200	10,834
Texas Instruments, Inc.	935	93,435
Textron, Inc.	30	800
Thermo Fisher Scientific, Inc.	50	14,180
TJX Cos., Inc.	1,837	87,827
T-Mobile US, Inc. (a)	151	12,669
Tractor Supply Co.	46	3,889
Travelers Cos., Inc.	313	31,097
Truist Financial Corp.	377	11,627
Tyler Technologies, Inc. (a)	100	29,656
Tyson Foods, Inc. Class A	181	10,474
UDR, Inc. REIT	520	19,001
UGI Corp.	75	2,000
Ulta Salon Cosmetics & Fragrance, Inc. (a)	56	9,839
Union Pacific Corp.	554	78,136
United Parcel Service, Inc. Class B	60	5,605
United Technologies Corp.	107	10,093
UnitedHealth Group, Inc.	203	50,624
Universal Health Services, Inc. Class B	45	4,459
Unum Group	111	1,666
US Bancorp	553	19,051
Valero Energy Corp.	152	6,895
Varian Medical Systems, Inc. (a)	28	2,874
Veeva Systems, Inc. Class A (a)	100	15,637
Ventas, Inc. REIT	339	9,085
VeriSign, Inc. (a)	95	17,109
Verizon Communications, Inc.	2,329	125,137
VF Corp.	270	14,602
ViacomCBS, Inc. Class B	241	3,376
Visa, Inc. Class A	1,823	293,722
Voya Financial, Inc. (b)	42	1,703
W.W. Grainger, Inc.	60	14,910
WABCO Holdings, Inc. (a)	175	23,634
Walmart, Inc.	816	92,714
Walgreens Boots Alliance, Inc.	341	15,601
Walt Disney Co.	418	40,379
Waste Management, Inc.	926	85,711
Waters Corp. (a)	80	14,564
WEC Energy Group, Inc.	571	50,322
Wells Fargo & Co.	1,518	43,567
Welltower, Inc. REIT	291	13,322
Western Digital Corp.	131	5,452
Western Union Co. (b)	2,100	38,073
Westinghouse Air Brake Technologies Corp.	33	1,588
Westrock Co.	81	2,289
Security Description	Shares	Value
Weyerhaeuser Co. REIT	126	$ 2,136
Whirlpool Corp. (b)	26	2,231
Williams Cos., Inc.	281	3,976
Willis Towers Watson PLC	45	7,643
WP Carey, Inc. REIT	376	21,838
WR Berkley Corp.	551	28,746
Xcel Energy, Inc.	1,036	62,471
Xerox Holdings Corp. (a)	113	2,140
Xilinx, Inc.	212	16,523
Yum! Brands, Inc.	655	44,887
Zimmer Biomet Holdings, Inc.	36	3,639
Zions Bancorp NA	75	2,007
Zoetis, Inc.	105	12,358
		12,499,322
TOTAL COMMON STOCKS (Cost $24,780,734)		20,692,207

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	14,855	14,842
State Street Navigator Securities Lending Portfolio II (f) (i)	109,954	109,954
TOTAL SHORT-TERM INVESTMENTS (Cost $124,791)		124,796
TOTAL INVESTMENTS — 99.9% (Cost $24,905,525)		20,817,003
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,385
NET ASSETS — 100.0%		$ 20,829,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

86

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,691,528	$679	$—	$20,692,207
Short-Term Investments	124,796	—	—	124,796
TOTAL INVESTMENTS	$20,816,324	$679	$—	$20,817,003
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	60	$ 3,551	$ 11,628	$ 2,628	$(1,078)	$(2,950)	160	$ 8,523	$ 166
State Street Institutional Liquid Reserves Fund, Premier Class	30,335	30,339	622,738	638,155	(85)	5	14,855	14,842	357
State Street Navigator Securities Lending Portfolio II	—	—	1,374,498	1,264,544	—	—	109,954	109,954	536
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$2,303,533	$2,507,618	$(1,163)	$(2,945)		$133,319	$1,178
87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 5.4%
Ambev SA ADR	3,119,872	$ 7,175,706
Anima Holding SA	24,120	88,684
Azul SA Preference Shares (a)	53,493	181,005
B2W Cia Digital (a)	66,508	615,506
B3 SA - Brasil Bolsa Balcao	1,515,392	10,489,063
Banco Bradesco SA ADR	3,526,197	14,316,360
Banco Bradesco SA	74,341	269,609
Banco do Brasil SA	714,125	3,840,078
Banco Inter SA Preference Shares (b)	48,114	98,239
Banco Pan SA Preference Shares	302,908	276,242
Banco Santander Brasil SA	15,035	77,311
BB Seguridade Participacoes SA	473,605	2,269,133
BR Malls Participacoes SA	879,298	1,691,936
Bradespar SA Preference Shares	394,505	2,217,978
Brasil Brokers Participacoes SA (a)	3,585	1,161
Braskem SA ADR (c)	141,008	936,293
BRF SA ADR (a)	434,192	1,259,157
CCR SA	425,639	962,624
Centrais Eletricas Brasileiras SA ADR (c)	399,072	1,839,722
Cia Brasileira de Distribuicao ADR (c)	193,061	2,434,499
Cia de Saneamento Basico do Estado de Sao Paulo	408,845	3,082,931
Cia Energetica de Minas Gerais ADR (c)	1,090,500	1,853,850
Cia Energetica de Sao Paulo Class B, Preference Shares	39,966	207,127
Cia Hering	35,096	100,688
Cia Siderurgica Nacional SA ADR (c)	723,651	947,983
Cielo SA	880,336	753,613
Cogna Educacao	1,067,752	823,470
Construtora Tenda SA	1,644	6,536
Cosan Logistica SA (a)	35,319	113,858
Cosan SA	156,020	1,617,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	439,340	1,196,906
Duratex SA	335,606	605,004
Embraer SA (a)	671,037	1,234,275
Engie Brasil Energia SA	66,026	495,456
Eternit SA (a)	7,108	3,508
Gafisa SA (a)	12,314	9,022
Gerdau SA ADR (c)	930,958	1,778,130
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	22,907	50,216
Hapvida Participacoes e Investimentos SA (b)	27,695	226,404
Hypera SA	41,126	226,698
Itau Unibanco Holding SA Preference Shares ADR	3,603,299	16,178,812
Security Description	Shares	Value
Itausa - Investimentos Itau SA Preference Shares	4,200,176	$ 7,102,060
Itausa - Investimentos Itau SA	263,475	505,452
JBS SA	371,112	1,455,369
Kepler Weber SA	9,722	45,549
Klabin SA	127,608	393,408
Linx SA	27,580	88,537
Localiza Rent a Car SA	133,652	677,717
LOG Commercial Properties e Participacoes SA	3,349	14,141
Log-in Logistica Intermodal SA (a)	5,435	14,943
Lojas Americanas SA Preference Shares	778,045	2,700,191
Lojas Renner SA	916,139	5,927,896
Magazine Luiza SA	247,019	1,856,953
Marcopolo SA Preference Shares	320,380	152,574
Metalurgica Gerdau SA Preference Shares	1,239,775	1,111,509
Mills Estruturas e Servicos de Engenharia SA (a)	36,004	26,795
MMX Mineracao e Metalicos SA (a)	6,878	1,923
MRV Engenharia e Participacoes SA	77,963	183,987
Natura & Co. Holding SA	420,407	2,086,391
Notre Dame Intermedica Participacoes SA	109,968	953,257
Oi SA ADR (a)(c)	553,315	242,850
Pagseguro Digital, Ltd. Class A (a)(c)	78,774	1,522,701
PDG Realty SA Empreendimentos e Participacoes (a)	68,715	46,237
Petrobras Distribuidora SA	31,607	94,518
Petroleo Brasileiro SA Preference Shares ADR	1,498,533	8,077,093
Petroleo Brasileiro SA ADR	741,216	4,076,688
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,048	9,989
Qualicorp Consultoria e Corretora de Seguros SA	68,529	311,820
Raia Drogasil SA	87,764	1,723,434
Restoque Comercio e Confeccoes de Roupas SA	8,631	9,835
Rodobens Negocios Imobiliarios SA (a)	49,424	66,704
Rossi Residencial SA (a)	83,149	69,416
Rumo SA (a)	247,760	938,666
Suzano Papel e Celulose SA ADR (a)(c)	146,716	1,007,939
Suzano SA	161,586	1,115,020
T4F Entretenimento SA	117,293	45,229
Telefonica Brasil SA ADR (c)	95,502	910,134
Telefonica Brasil SA Preference Shares	563,395	5,371,512

88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TIM Participacoes SA ADR (c)	193,522	$ 2,353,228
TOTVS SA	52,972	476,754
Ultrapar Participacoes SA	458,714	1,108,180
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	670,343	629,251
Vale SA ADR	1,822,571	15,109,114
WEG SA	1,180,753	7,642,363
YDUQS Part	201,977	863,346
		161,672,640
CAYMAN ISLANDS — 0.0% (d)
Synertone Communication Corp.	10,880	1,109
CHILE — 0.6%
AntarChile SA	154,775	1,071,396
Empresas COPEC SA	350,071	2,012,604
Empresas Iansa SA (a)	2,983,800	31,507
Enel Americas SA ADR	803,702	4,870,434
Enel Chile SA ADR (c)	789,907	2,622,491
Enel Generacion Chile SA ADR	3,641	31,677
Enjoy SA (a)	2,464,304	21,170
Latam Airlines Group SA ADR (c)	303,089	803,186
Multiexport Foods SA	2,074,852	554,596
Parque Arauco SA	2,409,247	3,392,032
SACI Falabella	1,403,795	3,106,295
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	19,031	436,298
		18,953,686
CHINA — 40.7%
21Vianet Group, Inc. ADR (a)	28,597	396,354
360 Security Technology, Inc. Class A	77,300	206,440
3SBio, Inc. (a)(b)	512,500	533,599
500.com, Ltd. Class A, ADR (a)(c)	6,208	28,060
51job, Inc. ADR (a)	2,193	134,628
58.com, Inc. ADR (a)	38,520	1,876,694
AAC Technologies Holdings, Inc. (c)	540,132	2,801,392
Addsino Co., Ltd. Class A (a)	202,900	385,007
Advanced Technology & Materials Co., Ltd. Class A (a)	124,600	107,053
Agile Group Holdings, Ltd.	1,989,626	2,153,681
Agricultural Bank of China, Ltd. Class A	1,461,000	694,615
Agricultural Bank of China, Ltd. Class H	18,607,000	7,465,942
Air China, Ltd. Class H (c)	2,081,744	1,342,905
Aisino Corp. Class A	76,200	205,222
Alibaba Group Holding, Ltd. ADR (a)	949,853	184,727,411
Alpha Group Class A (a)	311,000	318,099
Security Description	Shares	Value
Aluminum Corp. of China, Ltd. Class H (a)	6,046,000	$ 1,201,259
An Hui Wenergy Co., Ltd. Class A	211,200	115,013
Angang Steel Co., Ltd. Class H (c)	2,335,231	614,622
Anhui Conch Cement Co., Ltd. Class H	1,166,271	8,102,761
Anhui Construction Engineering Class A	319,000	188,118
Anhui Expressway Co., Ltd. Class H	8,000	3,943
Anhui Guangxin Agrochemical Co., Ltd. Class A	173,900	382,236
Anhui Gujing Distillery Co., Ltd. Class A	7,700	124,089
Anhui Gujing Distillery Co., Ltd. Class B	80,900	638,670
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	266,400	174,764
Anhui Jinhe Industrial Co., Ltd. Class A	73,700	210,447
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	95,111
Anhui Sun-Create Electronics Co., Ltd. Class A	35,053	183,172
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	424,117	602,531
ANTA Sports Products, Ltd.	897,000	6,590,738
Anton Oilfield Services Group (c)	130,000	8,302
Anxin Trust Co., Ltd. Class A (a)	207,900	76,363
Aoshikang Technology Co., Ltd. Class A	13,700	91,788
Apeloa Pharmaceutical Co., Ltd. Class A	162,300	454,281
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	445,684
Autobio Diagnostics Co., Ltd. Class A	23,100	379,634
Autohome, Inc. ADR (a)	28,495	2,023,715
Avary Holding Shenzhen Co., Ltd. Class A	69,200	310,063
Avic Capital Co., Ltd. Class A	205,000	113,661
AVIC International Holding HK, Ltd.	2,318,527	27,819
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	98,911
AviChina Industry & Technology Co., Ltd. Class H	1,995,000	769,595
BAIC Motor Corp., Ltd. Class H (b)	6,500	2,583
Baidu, Inc. ADR (a)	174,999	17,638,149
BAIOO Family Interactive, Ltd. (b)	1,784,000	227,865
Bank of China, Ltd. Class H	53,864,900	20,640,023

89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	15,422,864	$ 9,451,626
Bank of Ningbo Co., Ltd. Class A	182,900	595,028
Baosheng Science and Technology Innovation Co., Ltd. Class A	773,900	444,369
Baozun, Inc. ADR (a)(c)	10,639	297,254
BBMG Corp. Class H (c)	955,000	239,030
Befar Group Co., Ltd. Class A	187,700	118,104
BeiGene, Ltd. ADR (a)	27,762	3,417,780
Beijing BDStar Navigation Co., Ltd. Class A	84,700	299,094
Beijing Capital International Airport Co., Ltd. Class H	2,565,490	1,635,103
Beijing Capital Land, Ltd. Class H	28,000	6,141
Beijing Changjiu Logistics Corp. Class A	182,605	225,158
Beijing Dabeinong Technology Group Co., Ltd. Class A	277,600	338,766
Beijing Enterprises Clean Energy Group, Ltd. (a)	19,334,856	92,298
Beijing Enterprises Holdings, Ltd.	508,000	1,864,635
Beijing Enterprises Water Group, Ltd.	4,002,000	1,564,471
Beijing GeoEnviron Engineering & Technology, Inc. Class A	425,300	652,812
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	182,200	95,107
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	19,652
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	104,086	129,223
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	107,800	517,541
Beijing Shiji Information Technology Co., Ltd. Class A	78,100	319,090
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	312,700	133,670
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	232,977
Beijing SL Pharmaceutical Co., Ltd. Class A	180,250	303,884
Beijing Tiantan Biological Products Corp., Ltd. Class A	283,086	1,452,931
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	186,800	261,955
Berry Genomics Co., Ltd. Class A (a)	122,700	616,252
BEST, Inc. ADR (a)	33,958	181,675
Bestsun Energy Co., Ltd. Class A	205,000	155,886
Biem.L.Fdlkk Garment Co., Ltd. Class A	82,290	234,743
Security Description	Shares	Value
Bilibili, Inc. ADR (a)(c)	20,565	$ 481,632
Bitauto Holdings, Ltd. ADR (a)	14,408	149,699
Blue Sail Medical Co., Ltd. Class A	86,200	198,347
BOE Technology Group Co., Ltd. Class A	743,800	389,309
BOE Technology Group Co., Ltd. Class B	611,900	217,101
Boer Power Holdings, Ltd. (a)	7,000	230
Boyaa Interactive International, Ltd.	64,000	6,193
Brilliance China Automotive Holdings, Ltd.	2,050,000	1,687,417
BYD Co., Ltd. Class H (c)	509,500	2,662,239
BYD Electronic International Co., Ltd. (c)	496,000	828,064
C&S Paper Co., Ltd. Class A	7,400	17,696
C.banner International Holdings, Ltd. (a)	12,000	209
Cabbeen Fashion, Ltd.	904,000	135,293
Caitong Securities Co., Ltd. Class A	110,000	156,895
CAR, Inc. (a)(c)	956,000	534,064
CECEP Wind-Power Corp. Class A	413,000	124,689
Center International Group Co., Ltd. Class A	100,400	123,655
Central China Securities Co., Ltd. Class A	362,200	249,874
CGN Mining Co., Ltd.	325,000	9,979
CGN New Energy Holdings Co Ltd (a)(b)	24,000	4,985
CGN Nuclear Technology Development Co., Ltd. Class A	184,000	174,442
CGN Power Co., Ltd. Class H (b)	7,191,000	1,651,419
Chacha Food Co., Ltd. Class A	30,900	196,651
Changchun High & New Technology Industry Group, Inc. Class A	5,200	402,020
Changjiang Securities Co., Ltd. Class A	300,300	270,720
Changyou.com, Ltd. ADR	5,096	54,527
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	321,418
Chanjet Information Technology Co., Ltd. Class H	2,600	3,321
Chaowei Power Holdings, Ltd.	75,000	18,869
Cheetah Mobile, Inc. ADR	8,200	17,138
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	91,100	154,999
Chengdu Hongqi Chain Co., Ltd. Class A	745,186	1,022,920
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	130,004

90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	1,700,000	$ 76,765
China Aircraft Leasing Group Holdings, Ltd.	6,500	5,728
China Aoyuan Group, Ltd.	1,000,000	1,171,477
China Baoan Group Co., Ltd. Class A	222,200	184,326
China Bester Group Telecom Co., Ltd. Class A	84,100	245,601
China Biologic Products Holdings, Inc. (a)(c)	12,088	1,304,658
China Building Material Test & Certification Group Co., Ltd. Class A	309,658	885,960
China Chengtong Development Group, Ltd. (a)(c)	3,300,000	73,656
China Cinda Asset Management Co., Ltd. Class H	8,581,000	1,627,433
China CITIC Bank Corp., Ltd. Class H	8,244,000	4,073,659
China Coal Energy Co., Ltd. Class H	5,169,000	1,433,814
China Common Rich Renewable Energy Investment, Ltd. (a)(e)	856,000	—
China Communications Construction Co., Ltd. Class H	4,060,241	2,828,743
China Communications Services Corp., Ltd. Class H	152,000	110,604
China Conch Venture Holdings, Ltd.	1,040,200	4,643,450
China Construction Bank Corp. Class H	64,238,280	52,544,955
China Datang Corp. Renewable Power Co., Ltd. Class H	966,000	69,793
China Dili Group (a)(c)	1,437,100	339,302
China Distance Education Holdings, Ltd. ADR (c)	135	903
China Dongxiang Group Co., Ltd.	857,000	74,080
China Eastern Airlines Corp., Ltd. Class H (a)(c)	144,000	49,233
China Education Group Holdings, Ltd.	121,000	168,600
China Electronics Huada Technology Co., Ltd.	134,000	8,385
China Energine International Holdings, Ltd. (a)(c)	1,322,000	28,313
China Enterprise Co., Ltd. Class A	290,192	174,405
China Everbright Bank Co., Ltd. Class A	283,500	144,386
China Everbright International, Ltd.	2,364,111	1,357,300
China Evergrande Group (c)	2,148,828	3,565,254
China Fangda Group Co., Ltd. Class B	1,516,667	477,450
Security Description	Shares	Value
China Film Co., Ltd. Class A	117,800	$ 196,106
China Financial Services Holdings, Ltd.	1,662,000	61,112
China Foods, Ltd.	16,000	5,863
China Fortune Land Development Co., Ltd. Class A	27,400	80,752
China Galaxy Securities Co., Ltd. Class A	131,800	176,646
China Galaxy Securities Co., Ltd. Class H	2,069,400	1,003,876
China Great Wall Securities Co., Ltd. Class A	95,400	162,854
China Greatwall Technology Group Co., Ltd. Class A	133,200	224,374
China Hanking Holdings, Ltd.	824,000	152,024
China Harmony New Energy Auto Holding, Ltd.	7,000	3,025
China High Speed Railway Technology Co., Ltd. Class A	561,400	248,694
China Hongqiao Group, Ltd.	24,500	10,431
China Huarong Energy Co., Ltd. (a)	128,400	1,209
China Huiyuan Juice Group, Ltd. (a)(e)	188,500	24,563
China Index Holdings, Ltd. ADR (a)(c)	26,268	35,462
China International Marine Containers Group Co., Ltd. Class H	110,840	103,534
China International Travel Service Corp., Ltd. Class A	100,200	949,951
China Kings Resources Group Co., Ltd. Class A	7,400	21,767
China Lesso Group Holdings, Ltd.	954,000	1,257,903
China Life Insurance Co., Ltd. Class H	5,312,260	10,403,967
China Longyuan Power Group Corp., Ltd. Class H	1,996,000	1,097,029
China Machinery Engineering Corp. Class H	14,000	3,793
China Medical System Holdings, Ltd.	1,040,000	1,125,753
China Mengniu Dairy Co., Ltd.	2,126,345	7,393,335
China Merchants Bank Co., Ltd. Class A	229,100	1,043,332
China Merchants Bank Co., Ltd. Class H	3,254,241	14,694,866
China Merchants China Direct Investments, Ltd.	4,000	4,588
China Merchants Port Holdings Co., Ltd.	1,939,281	2,216,779
China Merchants Securities Co., Ltd. Class A	221,786	535,676
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	136,057	316,331

91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H (c)	5,517,879	$ 4,100,554
China Modern Dairy Holdings, Ltd. (a)	6,000	557
China Molybdenum Co., Ltd. Class A	291,300	142,605
China Molybdenum Co., Ltd. Class H (c)	222,000	62,153
China National Accord Medicines Corp., Ltd. Class B	196,795	505,768
China National Building Material Co., Ltd. Class H	2,253,400	2,462,462
China National Medicines Corp., Ltd. Class A	118,095	471,167
China National Software & Service Co., Ltd. Class A	30,200	307,445
China Ocean Industry Group, Ltd. (a)	60,875	660
China Oilfield Services, Ltd. Class H	1,464,422	1,131,725
China Overseas Grand Oceans Group, Ltd.	109,500	64,138
China Overseas Land & Investment, Ltd.	3,086,304	9,576,386
China Overseas Property Holdings, Ltd.	62,066	58,455
China Pacific Insurance Group Co., Ltd. Class A	93,000	370,258
China Pacific Insurance Group Co., Ltd. Class H	1,849,000	5,594,067
China Petroleum & Chemical Corp. Class H	17,588,338	8,668,342
China Power International Development, Ltd.	5,169,000	960,322
China Railway Construction Corp., Ltd. Class H	2,034,490	2,278,364
China Railway Group, Ltd. Class H	4,146,487	2,209,420
China Rare Earth Holdings, Ltd. (a)	1,511,200	58,491
China Resources Beer Holdings Co., Ltd.	1,401,867	6,402,623
China Resources Gas Group, Ltd.	90,000	452,851
China Resources Power Holdings Co., Ltd.	2,072,432	2,283,421
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	96,655
China Sanjiang Fine Chemicals Co., Ltd.	73,000	14,127
China Science Publishing & Media, Ltd. Class A	98,100	129,265
China Shenhua Energy Co., Ltd. Class H	2,984,624	5,683,605
China Shipbuilding Industry Co., Ltd. Class A	799,300	474,740
Security Description	Shares	Value
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	$ 607
China South City Holdings, Ltd.	1,896,000	183,463
China Southern Airlines Co., Ltd. Class H (c)	1,910,000	820,589
China State Construction Engineering Corp., Ltd. Class A	410,500	305,202
China Taiping Insurance Holdings Co., Ltd.	826,235	1,353,802
China Telecom Corp., Ltd. Class H	12,731,615	3,860,106
China Tianying, Inc. Class A (a)	420,900	274,337
China Tower Corp., Ltd. Class H (b)	17,156,000	3,851,351
China TransInfo Technology Co., Ltd. Class A	220,900	635,755
China Travel International Investment Hong Kong, Ltd.	6,056,000	757,889
China Unicom Hong Kong, Ltd.	4,139,668	2,387,376
China Vanke Co., Ltd. Class A	335,100	1,212,623
China Vanke Co., Ltd. Class H	819,400	2,701,063
China World Trade Center Co., Ltd. Class A	76,200	141,903
China Yangtze Power Co., Ltd. Class A	941,500	2,296,568
China Yurun Food Group, Ltd. (a)(c)	12,000	1,006
China ZhengTong Auto Services Holdings, Ltd. (c)	38,000	6,079
China Zhenhua Group Science & Technology Co., Ltd. Class A	212,600	563,278
ChinaCache International Holdings, Ltd. ADR (a)	15,530	547
Chinasoft International, Ltd. (c)	142,000	74,198
Chinese Universe Publishing and Media Group Co., Ltd. Class A	160,600	272,795
Chlitina Holding, Ltd.	2,000	11,408
Chong Sing Holdings FinTech Group (a)	2,281,618	3,532
Chongqing Brewery Co., Ltd. Class A	27,511	176,635
Chongqing Changan Automobile Co., Ltd. Class B	815,900	396,850
Chongqing Department Store Co., Ltd. Class A	24,800	97,126
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	3,700	8,618
Chongqing Gas Group Corp., Ltd. Class A	126,500	113,147
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	7,923
Chow Tai Seng Jewellery Co., Ltd. Class A	83,962	217,006
CIFI Holdings Group Co., Ltd.	27,295	19,721
CIMC Enric Holdings, Ltd.	10,000	4,116

92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CITIC Resources Holdings, Ltd.	1,720,000	$ 61,025
CITIC Securities Co., Ltd. Class A	393,400	1,229,895
CITIC Securities Co., Ltd. Class H	1,065,500	1,952,044
CITIC Telecom International Holdings, Ltd.	957,000	317,317
CITIC, Ltd.	4,909,000	5,136,434
CMST Development Co., Ltd. Class A	198,900	127,396
CNHTC Jinan Truck Co., Ltd. Class A	87,800	250,585
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	732,300	430,813
CNOOC, Ltd.	9,734,734	10,210,864
COFCO Biotechnology Co., Ltd. Class L	129,000	143,228
Cogobuy Group (a)(b)(c)	64,000	6,853
Colour Life Services Group Co., Ltd. (c)	69,000	28,487
Comtec Solar Systems Group, Ltd.	211,500	3,220
COSCO SHIPPING Development Co., Ltd. Class H	6,197,117	647,623
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,976,000	1,063,092
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	3,104,425	857,122
COSCO SHIPPING Ports, Ltd.	2,129,692	1,027,629
Cosmo Lady China Holdings Co., Ltd. (b)	71,000	8,427
Country Garden Holdings Co., Ltd.	4,261,672	5,157,399
Country Garden Services Holdings Co., Ltd.	278,000	1,129,804
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	435,700	317,177
CRRC Corp., Ltd. Class H	3,094,000	1,572,767
CSC Financial Co., Ltd. Class A	124,500	545,023
CSG Holding Co., Ltd. Class B	568,345	156,918
CSPC Pharmaceutical Group, Ltd.	2,338,000	4,681,490
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	96,800	192,557
CSSC Science & Technology Co., Ltd. Class A	120,600	191,750
CTS International Logistics Corp., Ltd. Class A	187,100	146,498
D&O Home Collection Co., Ltd. Class A	71,300	233,770
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	225,466	551,562
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	300,600	124,681
Daqin Railway Co., Ltd. Class A	122,600	117,615
Security Description	Shares	Value
Daqo New Energy Corp. ADR (a)	9,312	$ 539,351
DaShenLin Pharmaceutical Group Co., Ltd. Class A	25,496	226,609
Datang International Power Generation Co., Ltd. Class H	6,202,000	832,172
Dazhong Transportation Group Co., Ltd. Class B	2,008,650	719,097
Deppon Logistics Co., Ltd. Class A	88,600	129,746
DHC Software Co., Ltd. Class A	125,200	228,208
Digital China Group Co., Ltd. Class A	132,700	470,465
Digital China Information Service Co., Ltd. Class A	92,800	196,383
Do-Fluoride Chemicals Co., Ltd. Class A	85,100	131,464
Dongfang Electric Corp., Ltd. Class A	102,100	121,572
Dongfang Electric Corp., Ltd. Class H	182,400	90,130
Dongfeng Motor Group Co., Ltd. Class H	2,582,000	1,702,257
Dongjiang Environmental Co., Ltd. Class A	227,400	303,491
Double Medical Technology, Inc. Class A	88,000	835,157
Eastern Communications Co., Ltd. Class B	290,100	147,371
Easysight Supply Chain Management Co., Ltd. Class A (a)	121,300	206,382
E-Commodities Holdings, Ltd.	6,500	175
Everbright Securities Co., Ltd. Class A	93,700	145,543
Fang Holdings, Ltd. ADR (a)(c)	26,658	35,988
Fanhua, Inc. ADR (c)	29,763	598,832
Fantasia Holdings Group Co., Ltd. (a)	1,407,000	254,138
Far East Horizon, Ltd.	1,988,000	1,603,040
FAW CAR Co., Ltd. Class A	184,500	226,974
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	141,703
First Capital Securities Co., Ltd. Class A	176,900	172,203
First Tractor Co., Ltd. Class A (a)	117,300	107,897
Flat Glass Group Co., Ltd. Class A	3,700	5,330
Focus Media Information Technology Co., Ltd. Class A	199,100	124,153
Foshan Haitian Flavouring & Food Co., Ltd. Class A	96,400	1,702,320
Founder Securities Co., Ltd. Class A	220,600	223,457
Foxconn Industrial Internet Co., Ltd. Class A	84,700	157,852

93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fufeng Group, Ltd.	71,000	$ 24,458
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	81,800	248,578
Fujian Dongbai Group Co., Ltd. Class A (a)	399,000	282,017
Fujian Longking Co., Ltd. Class A	98,500	125,762
Fujian Star-net Communication Co., Ltd. Class A	124,600	645,131
Fujian Sunner Development Co., Ltd. Class A	82,900	276,598
Fuyao Glass Industry Group Co., Ltd. Class A	33,100	89,565
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	845,305
GCI Science & Technology Co., Ltd. Class A	215,181	428,346
GDS Holdings, Ltd. ADR (a)	22,556	1,307,571
Geely Automobile Holdings, Ltd.	2,576,000	3,802,067
Gemdale Corp. Class A	93,300	185,463
Genertec Universal Medical Group Co., Ltd. (b)	520,100	324,102
Genimous Technology Co., Ltd. Class A	356,800	365,448
Genscript Biotech Corp. (a)(c)	320,000	518,546
Getein Biotech, Inc. Class A	104,616	470,523
GF Securities Co., Ltd. Class H	1,237,800	1,327,087
Giant Network Group Co., Ltd. Class A	203,700	477,337
Global Bio-Chem Technology Group Co., Ltd. (a)	1,036,000	17,643
Global Top E-Commerce Co., Ltd. Class A	239,200	195,728
Glodon Co., Ltd. Class A	110,700	666,399
GoerTek, Inc. Class A	200,700	464,644
Goldpac Group, Ltd.	64,000	12,716
GOME Retail Holdings, Ltd. (a)(c)	8,198,000	761,532
Goodbaby International Holdings, Ltd. (a)	67,000	7,348
Grand Baoxin Auto Group, Ltd. (a)	3,158	424
Grandjoy Holdings Group Co., Ltd. Class A	156,000	118,405
Great Wall Motor Co., Ltd. Class H	2,571,750	1,649,047
Greattown Holdings, Ltd. Class A	205,400	203,134
Greatview Aseptic Packaging Co., Ltd.	10,000	3,096
Gree Electric Appliances, Inc. of Zhuhai Class A	269,787	1,986,806
Gree Real Estate Co., Ltd. Class A (a)	214,200	125,410
Greentown China Holdings, Ltd.	511,000	464,791
Security Description	Shares	Value
Gridsum Holding, Inc. ADR (a)(c)	34,025	$ 23,137
Grinm Advanced Materials Co., Ltd. Class A	93,500	158,027
Guangdong Electric Power Development Co., Ltd. Class B	1,548,740	415,614
Guangdong Ellington Electronics Technology Co., Ltd. Class A	88,100	128,268
Guangdong Golden Dragon Development, Inc. Class A (a)	109,200	195,655
Guangdong Haid Group Co., Ltd. Class A	78,500	445,205
Guangdong Highsun Group Co., Ltd. Class A	396,700	130,961
Guangdong Hongda Blasting Co., Ltd. Class A	80,600	256,644
Guangdong Hotata Technology Group Co., Ltd. Class A	82,600	139,488
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	466,400	329,655
Guangdong Provincial Expressway Development Co., Ltd. Class B	206,000	127,307
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	282,700	296,332
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	265,600	696,206
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	99,900	167,012
Guangshen Railway Co., Ltd. Class H	4,134,000	880,040
Guangxi Guidong Electric Power Co., Ltd. Class A	542,534	281,669
Guangxi Guiguan Electric Power Co., Ltd. Class A	208,500	134,427
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	132,100	585,935
Guangzhou Automobile Group Co., Ltd. Class H	2,466,090	2,478,530
Guangzhou Baiyun International Airport Co., Ltd. Class A	89,900	159,172
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	101,900	452,557
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	16,179
Guangzhou Haige Communications Group, Inc. Co. Class A	228,500	363,630
Guangzhou Holike Creative Home Co., Ltd. Class A	178,776	352,598

94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	3,700	$ 29,383
Guangzhou R&F Properties Co., Ltd. Class H	1,674,118	2,185,820
Guangzhou Restaurant Group Co., Ltd. Class A	96,700	377,894
Guangzhou Tinci Materials Technology Co., Ltd. Class A	81,500	224,441
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	231,100	295,062
Guangzhou Zhujiang Brewery Co., Ltd. Class A	202,600	198,364
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	175,300	189,936
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	214,300	139,980
Guocheng Mining Co., Ltd. Class A (a)	105,100	266,449
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	1,884
Guomai Technologies, Inc. Class A	201,900	273,446
Guosen Securities Co., Ltd. Class A	320,200	501,428
Guosheng Financial Holding, Inc. Class A (a)	112,600	154,566
Guotai Junan Securities Co., Ltd. Class A	227,800	523,205
Guoyuan Securities Co., Ltd. Class A	108,300	127,273
Haichang Ocean Park Holdings, Ltd. (a)(b)	913,000	64,786
Haidilao International Holding, Ltd. (b)(c)	63,000	245,468
Haier Smart Home Co., Ltd. Class A	115,300	234,237
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	34,400	128,899
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	55,181
Haisco Pharmaceutical Group Co., Ltd. Class A	109,700	306,278
Haitian International Holdings, Ltd.	5,000	9,289
Haitong Securities Co., Ltd. Class A	202,700	367,183
Haitong Securities Co., Ltd. Class H	2,036,400	1,862,761
Hang Zhou Great Star Industrial Co., Ltd. Class A	230,600	304,183
Hangjin Technology Co., Ltd. Class A	99,900	300,622
Hangzhou First Applied Material Co., Ltd. Class A	68,300	392,367
Security Description	Shares	Value
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	389,900	$ 1,534,693
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	880,183	322,857
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	137,221
Hangzhou Silan Microelectronics Co., Ltd. Class A	73,900	150,652
Hangzhou Steam Turbine Co., Ltd. Class B	524,820	507,154
Harbin Boshi Automation Co., Ltd. Class A	436,620	559,311
Harbin Electric Co., Ltd. Class H (a)	1,960,000	445,058
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	295,900	108,121
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	294,900	167,666
Health & Happiness H&H International Holdings, Ltd.	5,000	18,482
Hefei Meiya Optoelectronic Technology, Inc. Class A	88,900	473,083
Henan Lingrui Pharmaceutical Co. Class A	229,500	268,735
Hengan International Group Co., Ltd.	518,500	3,903,350
Hengli Petrochemical Co., Ltd. Class A	269,200	473,973
Hisense Home Appliances Group Co., Ltd. Class A	285,400	381,704
HLA Corp., Ltd. Class A	113,190	101,082
Holitech Technology Co., Ltd. Class A	194,500	152,566
Hongda Xingye Co., Ltd. Class A	287,500	158,185
Hongfa Technology Co., Ltd. Class A	29,900	116,467
Honghua Group, Ltd. (a)	14,000	432
Honworld Group, Ltd. (b)	35,000	10,567
Hopson Development Holdings, Ltd.	26,000	23,213
Hua Hong Semiconductor, Ltd. (b)(c)	103,000	188,701
Huaan Securities Co., Ltd. Class A	310,500	338,176
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	21,138
Huadian Power International Corp., Ltd. Class H	2,199,308	655,460
Huadong Medicine Co., Ltd. Class A	34,200	84,195
Huafu Fashion Co., Ltd. Class A	129,500	96,465
Huagong Tech Co., Ltd. Class A	68,500	190,766
Hualan Biological Engineering, Inc. Class A	174,283	1,178,246
Huaneng Lancang River Hydropower, Inc. Class A	25,900	13,300

95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class H	4,134,000	$ 1,552,070
Huangshan Tourism Development Co., Ltd. Class B	722,232	526,507
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	405,300	493,655
Huatai Securities Co., Ltd. Class A	313,400	761,813
Huatai Securities Co., Ltd. Class H (b)	604,000	897,713
Huawen Media Group Class A (a)	309,700	139,815
Huaxi Securities Co., Ltd. Class A	230,200	341,653
Huaxin Cement Co., Ltd. Class B	279,200	427,734
Huayu Automotive Systems Co., Ltd. Class A	96,361	292,827
Huazhu Group, Ltd. ADR (c)	43,776	1,257,684
Hubei Biocause Pharmaceutical Co., Ltd. Class A	326,400	272,606
Hubei Kaile Science & Technology Co., Ltd. Class A	135,500	253,864
Huizhou Desay Sv Automotive Co., Ltd. Class A	89,200	383,695
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	89,600	96,449
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	576,800	180,652
Hunan Gold Corp., Ltd. Class A	105,800	117,320
Hunan New Wellful Co., Ltd. Class A (a)	197,700	251,023
Hundsun Technologies, Inc. Class A	79,800	989,591
HUYA, Inc. ADR (a)	6,011	101,886
Hytera Communications Corp., Ltd. Class A	335,800	276,193
Iflytek Co., Ltd. Class A	127,800	621,313
Industrial & Commercial Bank of China, Ltd. Class H	56,146,590	38,465,003
Industrial Bank Co., Ltd. Class A	640,400	1,437,426
Industrial Securities Co., Ltd. Class A	325,700	287,185
INESA Intelligent Tech, Inc. Class B	2,009,100	1,159,251
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	694,400	252,751
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	121,200	510,571
Inner Mongolia Yitai Coal Co., Ltd. Class B	411,136	268,472
Innovent Biologics, Inc. (a)(b)	126,000	531,577
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	179,538
Security Description	Shares	Value
Inspur Software Co., Ltd. Class A	82,500	$ 215,439
iQIYI, Inc. ADR (a)(c)	78,921	1,404,794
IReader Technology Co., Ltd. Class A	94,600	257,981
Jack Sewing Machine Co., Ltd. Class A	35,040	85,175
Jason Furniture Hangzhou Co., Ltd. Class A	88,300	437,501
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	99,600	137,986
JD.com, Inc. ADR (a)	556,442	22,535,901
Jiajiayue Group Co., Ltd. Class A	119,700	545,457
Jiangling Motors Corp., Ltd. Class A	75,800	125,225
Jiangnan Group, Ltd. (a)	201,000	7,780
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	128,800	124,290
Jiangsu Eastern Shenghong Co., Ltd. Class A	318,400	214,267
Jiangsu Etern Co., Ltd. Class A	393,800	253,896
Jiangsu Expressway Co., Ltd. Class H	2,200,000	2,455,199
Jiangsu Flowers King Horticulture Co., Ltd. Class A	123,300	105,066
Jiangsu Hengli Hydraulic Co., Ltd. Class A	58,386	506,580
Jiangsu Hengrui Medicine Co., Ltd. Class A	196,020	2,545,036
Jiangsu Huaxicun Co., Ltd. Class A	192,700	222,925
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	137,200	260,146
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	131,453
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	28,900	341,955
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	137,897
Jiangsu Yoke Technology Co., Ltd. Class A	92,500	404,676
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	235,778	1,206,798
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	125,900	137,655
Jiangxi Copper Co., Ltd. Class H	1,035,000	956,095
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	89,200	159,946
Jiangxi Zhengbang Technology Co., Ltd. Class A	188,400	506,603
Jiayou International Logistics Co., Ltd. Class A	202,428	775,362

96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	117,900	$ 87,824
Jinke Properties Group Co., Ltd. Class A	524,130	588,594
JinkoSolar Holding Co., Ltd. ADR (a)(c)	11,304	167,864
Jinyu Bio-Technology Co., Ltd. Class A	215,600	648,485
Jinyuan EP Co., Ltd. Class A	130,300	150,922
JiuGui Liquor Co., Ltd. Class A	22,500	90,309
Joinn Laboratories China Co., Ltd. Class A	34,500	352,875
Jointown Pharmaceutical Group Co., Ltd. Class A	216,000	518,044
Joy City Property, Ltd.	2,070,000	162,910
Joyoung Co., Ltd. Class A	181,256	719,838
JOYY, Inc. ADR (a)	20,686	1,101,736
Juewei Food Co., Ltd. Class A	19,000	138,716
Jumei International Holding, Ltd. ADR (a)(c)	615	11,365
Kama Co., Ltd. Class B (a)	784,400	297,288
KingClean Electric Co., Ltd. Class A	32,600	93,824
Kingdee International Software Group Co., Ltd.	1,925,000	2,568,024
Kingsoft Corp., Ltd. (a)	223,000	727,903
Konka Group Co., Ltd. Class B	11,131,563	4,093,067
KPC Pharmaceuticals, Inc. Class A	104,700	146,233
Kuang-Chi Technologies Co., Ltd. Class A (a)	107,100	110,602
Kunlun Energy Co., Ltd.	4,192,622	2,450,371
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	78,000	255,958
Kweichow Moutai Co., Ltd. Class A	73,200	11,473,322
KWG Group Holdings, Ltd.	1,044,668	1,485,278
Lao Feng Xiang Co., Ltd. Class A	27,600	155,985
Lao Feng Xiang Co., Ltd. Class B	109,630	301,263
Laobaixing Pharmacy Chain JSC Class A	19,000	208,812
Lenovo Group, Ltd.	5,571,220	2,990,140
Leo Group Co., Ltd. Class A (a)	1,088,000	564,860
LexinFintech Holdings, Ltd. ADR (a)(c)	17,313	153,566
Leyou Technologies Holdings, Ltd. (a)(c)	425,000	124,469
Li Ning Co., Ltd.	1,544,833	4,514,375
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,929
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	163,100	293,148
Lifetech Scientific Corp. (a)	1,908,000	435,712
Lingyi iTech Guangdong Co. Class A (a)	392,900	455,636
Security Description	Shares	Value
Link Motion, Inc. ADR (a)(e)	16,509	$ —
Lionco Pharmaceutical Group Co., Ltd. Class A	114,900	162,587
Livzon Pharmaceutical Group, Inc. Class H	162,327	597,922
Lomon Billions Group Co., Ltd. Class A	108,000	227,482
Longfor Group Holdings, Ltd. (b)	96,500	469,994
LONGi Green Energy Technology Co., Ltd. Class A	219,500	769,219
Luenmei Quantum Co., Ltd. Class A	226,408	445,904
Luthai Textile Co., Ltd. Class B	130,600	93,684
Luxshare Precision Industry Co., Ltd. Class A	333,569	1,795,801
Luye Pharma Group, Ltd. (b)	512,500	249,939
Luzhou Laojiao Co., Ltd. Class A	84,114	873,987
Maanshan Iron & Steel Co., Ltd. Class H (c)	976,000	305,988
Maoye Commericial Co., Ltd. Class A	427,722	257,060
Markor International Home Furnishings Co., Ltd. Class A	417,600	242,729
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	208,160	346,826
Meitu, Inc. (a)(b)	294,500	56,233
Meituan Dianping Class B (a)	2,186,700	26,420,732
Metallurgical Corp. of China, Ltd. Class H	1,035,000	181,605
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	166,277
Ming Yang Smart Energy Group, Ltd. Class A	3,700	5,241
Minth Group, Ltd.	68,000	145,810
MOBI Development Co., Ltd.	934,000	98,812
Momo, Inc. ADR	75,769	1,643,430
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	200,500	379,604
Muyuan Foodstuff Co., Ltd. Class A	117,900	2,032,753
MYS Group Co., Ltd. Class A	213,800	148,703
NanJi E-Commerce Co., Ltd. Class A (a)	360,100	589,312
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,700	26,350
Nanjing Panda Electronics Co., Ltd. Class A	135,700	162,345
Nanjing Well Pharmaceutical Co., Ltd. Class A	22,445	97,054
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	89,600	106,182
Nanyang Topsec Technologies Group, Inc. Class A (a)	180,000	586,101

97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NARI Technology Co., Ltd. Class A	133,200	$ 371,138
National Agricultural Holdings, Ltd. (a)(c)(e)	72,000	—
NAURA Technology Group Co., Ltd. Class A	23,800	390,500
NavInfo Co., Ltd. Class A	120,500	239,191
NetEase, Inc. ADR	45,671	14,658,564
New China Life Insurance Co., Ltd. Class H	515,000	1,604,620
New Hope Liuhe Co., Ltd. Class A	302,600	1,341,768
New Oriental Education & Technology Group, Inc. ADR (a)	87,688	9,491,349
Newater Technology, Inc. (a)(c)	17,191	37,304
Newland Digital Technology Co., Ltd. Class A	264,320	589,557
Ninestar Corp. Class A	26,600	100,685
Ningbo Construction Co., Ltd. Class A	291,000	169,964
Ningbo Jifeng Auto Parts Co., Ltd. Class A	198,600	230,031
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	141,484
Ningbo Yunsheng Co., Ltd. Class A	126,600	115,023
Ningxia Jiaze New Energy Co., Ltd. Class A	260,200	112,329
NIO, Inc. ADR (a)	201,702	560,732
Noah Holdings, Ltd. ADR (a)(c)	9,312	240,808
Northeast Securities Co., Ltd. Class A	111,600	130,522
Offcn Education Technology Co., Ltd. Class A	7,400	23,772
OFILM Group Co., Ltd. Class A (a)	101,400	195,127
On-Bright Electronics, Inc.	19,000	140,734
Oppein Home Group, Inc. Class A	13,300	177,447
Orient Securities Co., Ltd. Class A	211,700	272,383
Ourgame International Holdings, Ltd. (a)	65,000	3,858
Ozner Water International Holding, Ltd. (a)(b)(c)	948,000	35,469
Pacific Online, Ltd. (c)	64,000	10,817
Pacific Securities Co., Ltd. Class A (a)	569,900	266,932
Parkson Retail Group, Ltd. (a)	1,269,634	68,798
PCI-Suntek Technology Co., Ltd. Class A	11,100	13,937
People's Insurance Co. Group of China, Ltd. Class A (f)	305,100	271,173
People's Insurance Co. Group of China, Ltd. Class H (f)	4,064,000	1,342,275
Perfect World Co., Ltd. Class A	177,300	1,189,387
PetroChina Co., Ltd. Class H	15,528,627	5,689,830
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	5,921,307	$ 5,729,632
Pinduoduo, Inc. ADR (a)	187,392	6,751,734
Ping An Bank Co., Ltd. Class A	529,900	956,903
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	211,100	1,969,130
Ping An Insurance Group Co. of China, Ltd. Class A	216,800	2,115,637
Ping An Insurance Group Co. of China, Ltd. Class H	3,606,664	35,434,267
Poly Culture Group Corp., Ltd. Class H	7,200	4,106
Poly Developments and Holdings Group Co., Ltd. Class A	342,000	717,466
Poly Property Group Co., Ltd.	959,000	325,404
Poten Environment Group Co., Ltd. Class A	88,900	84,533
Prosperous Future Holdings, Ltd. (a)	415,000	5,194
PW Medtech Group, Ltd. (a)	68,000	8,861
Qianhe Condiment and Food Co., Ltd. Class A	86,100	315,213
Qingdao Gon Technology Co., Ltd. Class A	92,300	580,895
Qingdao Hanhe Cable Co., Ltd. Class A	527,700	283,646
Raisecom Technology Co., Ltd. Class A	208,100	371,387
Realcan Pharmaceutical Group Co., Ltd. Class A	111,300	85,106
ReneSola, Ltd. ADR (a)(c)	26,466	30,587
Rongan Property Co., Ltd. Class A (a)	390,000	148,007
Rongsheng Petro Chemical Co., Ltd. Class A	207,200	320,087
SAIC Motor Corp., Ltd. Class A	211,800	612,553
Sailun Group Co., Ltd. Class A	632,000	335,250
Sanan Optoelectronics Co., Ltd. Class A	84,600	228,562
Sany Heavy Industry Co., Ltd. Class A	389,500	950,643
SDIC Capital Co., Ltd. Class A	328,385	567,523
SDIC Power Holdings Co., Ltd. Class A	199,900	223,922
Sealand Securities Co., Ltd. Class A	652,540	403,223
Seazen Group, Ltd. (a)	90,000	81,281
Seazen Holdings Co., Ltd. Class A	31,600	139,405
Semiconductor Manufacturing International Corp. (a)(c)	2,037,900	3,207,677
SF Holding Co., Ltd. Class A	102,400	682,455
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	124,900	102,201
Shaanxi International Trust Co., Ltd. Class A	434,200	215,624
Shandong Airlines Co., Ltd. Class B	5,800	5,006

98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Chenming Paper Holdings, Ltd. Class B	291,200	$ 105,196
Shandong Gold Mining Co., Ltd. Class A	208,700	1,011,083
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	178,900	426,794
Shandong Humon Smelting Co., Ltd. Class A (a)	84,000	150,622
Shandong Linglong Tyre Co., Ltd. Class A	81,000	225,921
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	343,908
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	236,092	407,354
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	122,040	327,302
Shanghai 2345 Network Holding Group Co., Ltd. Class A	533,200	209,122
Shanghai AtHub Co., Ltd. Class A	85,800	585,501
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	127,600	611,519
Shanghai Baosight Software Co., Ltd. Class A	84,400	473,308
Shanghai Baosight Software Co., Ltd. Class B	541,520	1,096,578
Shanghai Belling Co., Ltd. Class A	82,000	189,261
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,555,520	777,760
Shanghai Daimay Automotive Interior Co., Ltd. Class A	92,900	340,501
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	324,700	185,066
Shanghai Diesel Engine Co., Ltd. Class B	300,080	114,931
Shanghai East China Computer Co., Ltd. Class A	83,000	255,738
Shanghai Electric Group Co., Ltd. Class H	4,152,077	1,098,164
Shanghai Environment Group Co., Ltd. Class A	93,700	155,061
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	81,200	158,088
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	127,800	592,465
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	110,213
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(c)	16,000	10,507
Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	$ 4,820
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	992,548	356,325
Shanghai Huayi Group Co., Ltd. Class B	212,400	103,439
Shanghai Industrial Development Co., Ltd. Class A	267,000	191,731
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,482
Shanghai International Airport Co., Ltd. Class A	89,700	769,541
Shanghai International Port Group Co., Ltd. Class A	737,100	465,874
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	4,696
Shanghai Jinjiang International Hotels Co., Ltd. Class B	228,300	323,958
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	860,718	580,985
Shanghai Jinjiang International Travel Co., Ltd. Class B	439,400	564,629
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	734,666	600,957
Shanghai Lingang Holdings Corp., Ltd. Class B	187,700	219,046
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	1,773,772	730,794
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	83,000	129,859
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	497,568	401,040
Shanghai M&G Stationery, Inc. Class A	92,581	604,738
Shanghai Maling Aquarius Co., Ltd. Class A	107,900	141,265
Shanghai Moons' Electric Co., Ltd. Class A	208,316	398,810
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	188,500	518,839
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	206,800	351,653
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,115,180	423,768
Shanghai Prime Machinery Co., Ltd. Class H	136,000	10,177
Shanghai Pudong Development Bank Co., Ltd. Class A	776,400	1,111,772
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	290,900	319,292
Shanghai Runda Medical Technology Co., Ltd. Class A	129,500	182,333

99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Shenda Co., Ltd. Class A	199,900	$ 142,419
Shanghai Shibei Hi-Tech Co., Ltd. Class B	392,400	131,062
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	72,400	149,535
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	105,200	98,783
Shanghai Wanye Enterprises Co., Ltd. Class A	92,500	238,812
Shanghai Weaver Network Co., Ltd. Class A	71,900	760,569
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	325,800	729,904
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	289,888	298,959
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	85,500	146,316
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	410,900	242,893
Shanxi Meijin Energy Co., Ltd. Class A (a)	199,700	185,382
Shanxi Securities Co., Ltd. Class A	116,000	114,884
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	396,944
Shengda Mining Co., Ltd. Class A (a)	90,500	143,381
Shengjing Bank Co., Ltd. Class H (b)	491,800	447,962
Shengyi Technology Co., Ltd. Class A	202,900	757,705
Shennan Circuits Co., Ltd. Class A	16,900	470,698
Shenwan Hongyuan Group Co., Ltd. Class A	423,000	263,174
Shenzhen Agricultural Products Group Co., Ltd. Class A	394,200	402,642
Shenzhen Das Intellitech Co., Ltd. Class A (a)	747,637	358,619
Shenzhen Desay Battery Technology Co. Class A	32,600	156,832
Shenzhen Expressway Co., Ltd. Class H	2,038,482	2,077,695
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	281,600	432,638
Shenzhen Fenda Technology Co., Ltd. Class A (a)	497,700	235,221
Shenzhen Gongjin Electronics Co., Ltd. Class A	216,600	403,363
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	713,740
Shenzhen H&T Intelligent Control Co., Ltd. Class A	200,200	342,036
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	123,000	357,467
Security Description	Shares	Value
Shenzhen Heungkong Holding Co., Ltd. Class A	516,300	$ 147,864
Shenzhen Investment, Ltd.	1,973,643	616,214
Shenzhen Jinjia Group Co., Ltd. Class A	183,500	238,429
Shenzhen Kaifa Technology Co., Ltd. Class A	126,600	307,204
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	107,400	254,401
Shenzhen Kinwong Electronic Co., Ltd. Class A	15,300	94,435
Shenzhen Megmeet Electrical Co., Ltd. Class A	93,400	296,610
Shenzhen MTC Co., Ltd. Class A (a)	1,520,600	881,700
Shenzhen Nanshan Power Co., Ltd. Class B (a)	1,049,471	509,104
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	840,562	541,938
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	318,800	118,737
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	176,700	149,573
Shenzhen SDG Information Co., Ltd. Class A	173,300	223,220
Shenzhen SEG Co., Ltd. Class B	400,485	114,190
Shenzhen Sunlord Electronics Co., Ltd. Class A	80,700	230,093
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	82,554
Shenzhen Tagen Group Co., Ltd. Class A	199,200	130,679
Shenzhen Tellus Holding Co., Ltd. Class A (a)	33,000	82,684
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	108,031
Shenzhou International Group Holdings, Ltd.	231,800	2,464,271
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	221,000	270,630
Shinva Medical Instrument Co., Ltd. Class A	162,900	397,816
Shougang Concord International Enterprises Co., Ltd.	696,400	119,497
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	672,900	137,652
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	77,352
Sichuan Swellfun Co., Ltd. Class A	16,500	100,212
Sieyuan Electric Co., Ltd. Class A	96,400	244,937
Silergy Corp.	27,000	883,885
Silver Grant International Industries, Ltd. (a)	142,000	19,236

100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SINA Corp. (a)	61,661	$ 1,963,286
Sinofert Holdings, Ltd. (a)	130,000	12,076
Sinoma Science & Technology Co., Ltd. Class A	339,400	543,944
SinoMedia Holding, Ltd. (c)	65,000	7,883
Sino-Ocean Group Holding, Ltd.	4,121,980	1,047,659
Sinopec Oilfield Service Corp. Class H (a)	148,000	11,266
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,132,600	1,023,699
Sinopharm Group Co., Ltd. Class H	798,400	1,796,449
Sino-Platinum Metals Co., Ltd. Class A	76,900	148,632
Sinosoft Technology Group, Ltd.	955,600	146,714
Sinotrans, Ltd. Class H	5,093,300	1,255,106
Sinotruk Hong Kong, Ltd.	110,500	183,908
Sinovac Biotech, Ltd. (a)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	64,541
Skshu Paint Co., Ltd. Class A	78,600	985,577
Skyworth Digital Co., Ltd. Class A	283,700	464,682
SOHO China, Ltd.	478,000	246,681
SooChow Securities Co., Ltd. Class A	148,430	165,848
Sou Yu Te Group Co., Ltd. Class A (a)	426,500	200,368
Southwest Securities Co., Ltd. Class A	453,900	289,443
SPT Energy Group, Inc. (a)	20,000	852
Square Technology Group Co., Ltd. Class A	81,500	134,986
STO Express Co., Ltd. Class A	112,079	276,237
Suli Co., Ltd. Class A	208,980	579,337
Sunac China Holdings, Ltd.	1,141,000	5,284,793
Suning Universal Co., Ltd. Class A	294,100	126,134
Suning.com Co., Ltd. Class A	227,500	289,823
Sunny Optical Technology Group Co., Ltd.	393,100	5,294,823
Sunward Intelligent Equipment Co., Ltd. Class A	188,000	149,589
Suofeiya Home Collection Co., Ltd. Class A	71,800	182,129
Suzhou Anjie Technology Co., Ltd. Class A	100,200	249,079
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	131,900	150,542
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	121,900	354,442
Suzhou Keda Technology Co., Ltd. Class A	219,167	327,133
Taiji Computer Corp., Ltd. Class A	75,400	390,180
TAL Education Group ADR (a)	204,543	10,893,960
Security Description	Shares	Value
Tangrenshen Group Co., Ltd. Class A	199,000	$ 240,040
Tangshan Jidong Cement Co., Ltd. Class A	116,400	322,029
TCL Electronics Holdings, Ltd.	52,000	21,804
TCL Technology Group Corp Class A	720,400	420,764
Tech-Bank Food Co., Ltd. Class A (a)	196,900	323,898
Tecon Biology Co., Ltd. Class A	215,000	389,768
Tencent Holdings, Ltd.	3,408,356	167,187,933
Tian Ge Interactive Holdings, Ltd. (a)(b)	70,000	15,263
Tianfeng Securities Co., Ltd. Class A	425,530	307,372
Tiangong International Co., Ltd.	138,000	48,072
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,700	12,528
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	124,600	125,686
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	190,100	383,247
Tianma Microelectronics Co., Ltd. Class A	82,100	154,396
Tianneng Power International, Ltd. (c)	130,000	96,776
Tingyi Cayman Islands Holding Corp.	1,958,000	3,203,169
Titan Wind Energy Suzhou Co., Ltd. Class A	424,100	302,749
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	7,973
Tongding Interconnection Information Co., Ltd. Class A	192,442	156,110
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	72,100	107,923
Tongwei Co., Ltd. Class A	235,800	386,225
Tongyu Communication, Inc. Class A	96,563	367,823
Topchoice Medical Corp. Class A (a)	29,500	448,564
Transfar Zhilian Co., Ltd. Class A	123,700	107,501
TravelSky Technology, Ltd. Class H	1,274,427	2,249,308
Trigiant Group, Ltd.	22,000	3,633
Trip.com Group, Ltd. ADR (a)	252,820	5,928,629
Tsingtao Brewery Co., Ltd. Class A	173,900	1,121,437
UE Furniture Co., Ltd. Class A	330,287	653,286
Unigroup Guoxin Microelectronics Co., Ltd. Class A	22,800	160,509

101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Uni-President China Holdings, Ltd.	72,000	$ 69,855
Unisplendour Corp., Ltd. Class A	90,840	452,649
Universal Health International Group Holding, Ltd. (a)	69,000	481
Universal Scientific Industrial Shanghai Co., Ltd. Class A	111,400	249,574
Uxin, Ltd. ADR (a)(c)	34,575	53,246
V1 Group, Ltd. (a)	2,046,200	40,655
Valiant Co., Ltd. Class A	211,500	378,052
Vatti Corp., Ltd. Class A	105,900	165,987
Venustech Group, Inc. Class A	154,975	808,961
Vipshop Holdings, Ltd. ADR (a)	216,032	3,365,779
Visionox Technology, Inc. Class A (a)	85,500	136,063
Visual China Group Co., Ltd. Class A	114,200	250,047
Wangneng Environment Co., Ltd. Class A	96,910	178,693
Wanhua Chemical Group Co., Ltd. Class A	104,500	608,141
Want Want China Holdings, Ltd.	6,127,000	4,442,547
Wasu Media Holding Co., Ltd. Class A	174,700	229,953
Weibo Corp. ADR (a)(c)	23,649	783,018
Weichai Power Co., Ltd. Class A	1,134,863	1,914,867
West China Cement, Ltd.	1,928,000	300,982
Westone Information Industry, Inc. Class A	27,100	85,947
Wisdom Sports Group	75,000	1,093
Wolong Electric Group Co., Ltd. Class A	109,800	159,862
Wuhan DDMC Culture Co., Ltd. Class A	89,300	106,205
Wuhan Guide Infrared Co., Ltd. Class A	125,400	597,084
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	273,130	1,258,490
Wuliangye Yibin Co., Ltd. Class A	193,100	3,138,331
WUS Printed Circuit Kunshan Co., Ltd. Class A	120,300	401,894
WuXi AppTec Co., Ltd. Class A	103,800	1,325,141
Wuxi Biologics Cayman, Inc. (a)(b)	179,000	2,320,956
Xiamen Goldenhome Co., Ltd. Class A	23,000	188,362
Xiamen International Port Co., Ltd. Class H	26,000	2,247
Xiamen Kingdomway Group Co. Class A	83,200	258,819
Xiangpiaopiao Food Co., Ltd. Class A	3,700	14,632
Xiaomi Corp. Class B (a)(b)(c)	7,331,200	9,874,689
Security Description	Shares	Value
Xilinmen Furniture Co., Ltd. Class A (a)	94,000	$ 159,933
Xinchen China Power Holdings, Ltd. (a)(c)	627,000	28,313
Xinhua Winshare Publishing and Media Co., Ltd. Class A	136,520	210,706
Xinhuanet Co., Ltd. Class A	63,300	196,557
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	416,300	557,948
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	14,160
Xinjiang Tianshan Cement Co., Ltd. Class A	102,200	164,369
Xinyangfeng Agricultural Technology Co., Ltd. Class A	238,800	273,224
Xinyi Solar Holdings, Ltd.	2,128,952	1,205,808
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	11,791
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	495,112	944,374
Yantai Eddie Precision Machinery Co., Ltd. Class A	127,954	635,420
Yantai Tayho Advanced Materials Co., Ltd. Class A	184,400	292,670
Yanzhou Coal Mining Co., Ltd. Class H	1,754,000	1,375,882
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	3,774
YGSOFT, Inc. Class A	314,406	572,639
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	37,000	174,715
Yifeng Pharmacy Chain Co., Ltd. Class A	29,700	390,095
Yihai International Holding, Ltd.	55,000	416,532
Yijiahe Technology Co., Ltd. Class A	10,980	138,021
Yingli Green Energy Holding Co., Ltd. ADR (a)(c)	15,762	2,364
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	123,678
Yonghui Superstores Co., Ltd. Class A	398,200	575,261
Yonyou Network Technology Co., Ltd. Class A	191,700	1,094,239
Yotrio Group Co., Ltd. Class A	601,630	296,223
Youzu Interactive Co., Ltd. Class A (a)	132,000	349,917
YTO Express Group Co., Ltd. Class A	206,600	337,231
Yum China Holdings, Inc.	198,509	8,462,439
Yunda Holding Co., Ltd. Class A	174,222	757,284
Yunnan Baiyao Group Co., Ltd. Class A	19,400	234,145
Yunnan Energy New Material Co., Ltd.	3,700	22,185

102

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Zai Lab, Ltd. ADR (a)	9,205	$ 473,873
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	8,300	145,550
Zhaojin Mining Industry Co., Ltd. Class H	36,500	36,637
Zhefu Holding Group Co., Ltd. Class A	885,800	452,385
Zhejiang Century Huatong Group Co., Ltd. Class A	102,700	178,938
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	109,772
Zhejiang Communications Technology Co., Ltd.	200,200	143,763
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	164,100	119,228
Zhejiang Crystal-Optech Co., Ltd. Class A	199,900	375,084
Zhejiang Dahua Technology Co., Ltd. Class A	91,700	209,191
Zhejiang Dingli Machinery Co., Ltd. Class A	25,000	202,449
Zhejiang Expressway Co., Ltd. Class H	3,575,862	2,491,279
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	78,800	181,764
Zhejiang Hangmin Co., Ltd. Class A	411,375	326,166
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	163,500	141,859
Zhejiang Huafeng Spandex Co., Ltd. Class A	833,200	552,473
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	89,700	111,616
Zhejiang Jingu Co., Ltd. Class A (a)	221,500	191,245
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	95,400	138,897
Zhejiang Juhua Co., Ltd. Class A	194,100	185,660
Zhejiang Longsheng Group Co., Ltd. Class A	130,600	219,442
Zhejiang Meida Industrial Co., Ltd. Class A	87,300	141,760
Zhejiang NHU Co., Ltd. Class A	96,500	371,667
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	160,460	193,552
Zhejiang Satellite Petrochemical Co., Ltd. Class A	93,100	171,274
Zhejiang Semir Garment Co., Ltd. Class A	109,500	109,991
Zhejiang Supor Co., Ltd. Class A	24,277	236,769
Zhejiang Weiming Environment Protection Co., Ltd. Class A	128,400	516,629
Security Description	Shares	Value
Zhejiang Weixing New Building Materials Co., Ltd. Class A	79,800	$ 124,515
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	118,300	232,988
Zhejiang Yankon Group Co., Ltd. Class A	423,600	211,555
Zhejiang Yasha Decoration Co., Ltd. Class A	1,305,625	1,276,485
Zhejiang Yongtai Technology Co., Ltd. Class A	199,039	325,451
Zheshang Securities Co., Ltd. Class A	104,000	146,869
Zhongjin Gold Corp., Ltd. Class A	106,000	120,682
Zhuzhou CRRC Times Electric Co., Ltd. Class H	512,700	1,518,077
Zijin Mining Group Co., Ltd. Class H	6,115,000	2,303,707
ZJBC Information Technology Co., Ltd. Class A	178,100	225,131
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	917,400	736,436
ZTE Corp. Class H (a)(c)	840,745	2,608,719
ZTO Express Cayman, Inc. ADR (a)	141,879	3,756,956
		1,214,922,972
COLOMBIA — 0.3%
Avianca Holdings SA Preference Shares	1,590,399	195,857
Banco Davivienda SA Preference Shares	183,452	1,378,115
Banco de Bogota SA	33,677	588,918
Bancolombia SA ADR	61,622	1,538,085
Bancolombia SA	170,417	1,011,564
Bolsa de Valores de Colombia	145,837	317,529
Celsia SA ESP	90,614	95,745
Cementos Argos SA	124,563	125,480
Cementos Argos SA Preference Shares	138,976	119,462
Cemex Latam Holdings SA (a)	22,914	8,409
Constructora Conconcreto SA (a)	135,265	10,994
Corp. Financiera Colombiana SA (a)	61,539	390,748
Ecopetrol SA	1,640,798	767,842
Empresa de Telecomunicaciones de Bogota (a)	2,955,474	128,844
Grupo Argos SA Preference Shares	133,450	309,623
Grupo Argos SA	44,948	136,391
Grupo Aval Acciones y Valores SA	2,062,747	558,858
Grupo de Inversiones Suramericana SA Preference Shares	67,304	278,161

103

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA	66,889	$ 329,824
Grupo Nutresa SA	62,338	293,258
Interconexion Electrica SA ESP	248,660	948,069
		9,531,776
CZECH REPUBLIC — 0.2%
CEZ A/S	223,997	3,658,471
Komercni banka A/S	118,334	2,237,926
		5,896,397
EGYPT — 0.3%
Commercial International Bank Egypt SAE	2,093,806	7,817,851
Egypt Kuwait Holding Co. SAE	835,438	781,970
Egyptian Financial Group-Hermes Holding Co.	1,159,322	610,596
Orascom Investment Holding (a)	102,728	2,167
Qalaa Holdings SAE (a)	668,138	46,099
		9,258,683
GREECE — 0.2%
Alpha Bank AE (a)	487,396	374,892
Diana Shipping, Inc. (a)	4,959	7,339
Ellaktor SA (a)	369	238
Eurobank Ergasias Services and Holdings SA Class A (a)	1,997,784	865,867
FF Group (a)(e)	5,627	2,964
Fourlis Holdings SA (a)	176	595
Frigoglass SAIC (a)	99	12
GEK Terna Holding Real Estate Construction SA (a)	715	4,048
Hellenic Exchanges - Athens Stock Exchange SA	137,593	508,782
Hellenic Telecommunications Organization SA	114,984	1,385,305
Holding Co. ADMIE IPTO SA	5,807	12,106
Intralot SA-Integrated Lottery Systems & Services (a)	515,050	77,989
JUMBO SA	47,169	637,637
Marfin Investment Group Holdings SA (a)	1,613,634	99,151
Mytilineos Holdings SA	181	1,212
National Bank of Greece SA (a)	200,581	272,689
OPAP SA	162,492	1,235,580
Piraeus Bank SA (a)	197,846	293,501
Public Power Corp. SA (a)	32,610	81,224
Safe Bulkers, Inc. (a)	86,375	102,786
Sarantis SA	17,321	132,278
Star Bulk Carriers Corp.	12,363	69,727
Terna Energy SA	215	1,720
		6,167,642
HONG KONG — 2.7%
AGTech Holdings, Ltd. (a)	56,000	1,655
Alibaba Pictures Group, Ltd. (a)	10,202,400	1,316,286
AMVIG Holdings, Ltd.	130,000	24,823
Security Description	Shares	Value
Asian Citrus Holdings, Ltd. (a)(c)(e)	51,000	$ —
Bosideng International Holdings, Ltd.	1,886,000	442,854
Camsing International Holding, Ltd. (a)(c)(e)	106,000	7,932
Carnival Group International Holdings, Ltd. (a)	680,000	877
Central Wealth Group Holdings, Ltd. (a)	168,000	650
Chia Tai Enterprises International, Ltd. (a)	2,300	433
China All Access Holdings, Ltd. (a)	28,000	524
China Animation Characters Co., Ltd.	65,000	25,158
China Everbright, Ltd.	24,000	35,423
China Fiber Optic Network System Group, Ltd. (a)(e)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	8,175
China Financial Leasing Group, Ltd. (a)	80,000	1,600
China First Capital Group, Ltd. (a)	682,000	15,750
China Gas Holdings, Ltd.	1,715,200	5,974,842
China High Speed Transmission Equipment Group Co., Ltd. (c)	908,000	527,165
China Huishan Dairy Holdings Co., Ltd. (a)(c)(e)	310,600	—
China Jicheng Holdings, Ltd. (a)(b)	117,414	424
China Mobile, Ltd.	3,533,158	26,279,085
China National Culture Group, Ltd. (a)	670,000	864
China NT Pharma Group Co., Ltd. (a)	1,709,600	36,173
China Oil & Gas Group, Ltd.	132,000	4,172
China Public Procurement, Ltd.	6,720	182
China Resources Cement Holdings, Ltd.	332,000	396,212
China Resources Land, Ltd.	2,092,222	8,637,849
China State Construction International Holdings, Ltd.	159,250	117,934
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,186
Citychamp Watch & Jewellery Group, Ltd. (a)	1,912,000	407,024
Comba Telecom Systems Holdings, Ltd. (c)	146,117	58,629
Concord New Energy Group, Ltd.	120,000	4,567
CP Pokphand Co., Ltd.	4,010,000	315,589
Digital China Holdings, Ltd.	965,000	437,001
Essex Bio-technology, Ltd.	951,000	539,860
Eternity Investment, Ltd. (a)	40,574	681

104

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Feiyu Technology International Co., Ltd. (a)(b)	19,500	$ 377
First Shanghai Investments, Ltd. (a)	40,000	1,677
Fullshare Holdings, Ltd. (a)(c)	4,897,000	75,816
GCL-Poly Energy Holdings, Ltd. (a)(c)	6,168,000	198,149
Golden Meditech Holdings, Ltd. (a)	44,000	3,406
Ground International Development, Ltd. (a)	2,980,000	20,377
Guangdong Investment, Ltd.	2,722,229	5,247,146
Guotai Junan International Holdings, Ltd. (c)	1,073,000	141,204
Haier Electronics Group Co., Ltd.	72,000	191,823
Hengdeli Holdings, Ltd.	12,661,600	506,405
Hi Sun Technology China, Ltd. (a)	225,000	26,126
Huabao International Holdings, Ltd.	933,000	339,452
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	1,121
Imperial Pacific International Holdings, Ltd. (a)(c)	20,150,000	111,787
Ju Teng International Holdings, Ltd.	134,500	24,815
Kingboard Holdings, Ltd.	901,340	2,111,798
Kingboard Laminates Holdings, Ltd.	515,000	476,403
Lee & Man Paper Manufacturing, Ltd.	76,000	46,085
Life Healthcare Group, Ltd. (a)	88,000	341
Millennium Pacific Group Holdings, Ltd.	23,750	322
Munsun Capital Group, Ltd. (a)	51,111	290
Neo Telemedia, Ltd. (a)	7,288,000	130,699
NetDragon Websoft Holdings, Ltd.	34,500	83,235
New Provenance Everlasting Holdings, Ltd. Class H (a)	470,000	788
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,088,030	8,534
NewOcean Energy Holdings, Ltd. (a)(c)	22,000	3,264
Nine Dragons Paper Holdings, Ltd.	1,989,000	1,814,271
Pou Sheng International Holdings, Ltd.	1,023,000	208,536
Real Nutriceutical Group, Ltd. (a)(e)	199,000	2,567
Shenwan Hongyuan HK, Ltd.	10,000	1,264
Shenzhen International Holdings, Ltd.	569,093	1,042,604
Shimao Property Holdings, Ltd.	1,045,220	3,681,444
SIM Technology Group, Ltd.	3,480,000	88,449
Sino Biopharmaceutical, Ltd.	4,474,000	5,899,222
Skyworth Group, Ltd. (a)(c)	1,911,225	406,859
Security Description	Shares	Value
Solargiga Energy Holdings, Ltd. (a)	5,211,000	$ 32,943
Solartech International Holdings, Ltd. (a)	1,000,000	6,967
SSY Group, Ltd.	199,740	156,166
Sun Art Retail Group, Ltd.	997,500	1,479,989
Suncorp Technologies, Ltd. (a)	270,500	3,699
Tech Pro Technology Development, Ltd. (a)(c)(e)	484,000	2,123
Tibet Water Resources, Ltd. (a)	67,000	2,636
United Laboratories International Holdings, Ltd. (c)	12,000	9,676
Vision Values Holdings, Ltd. (a)	90,000	3,367
Wanda Hotel Development Co., Ltd. (a)	696,000	26,490
Wasion Holdings, Ltd.	24,000	8,236
WH Group, Ltd. (b)	5,145,500	4,812,973
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	1,881
Xinyi Glass Holdings, Ltd.	2,032,000	2,333,252
Yip's Chemical Holdings, Ltd.	10,000	2,954
Yuexiu Property Co., Ltd.	8,114,000	1,465,585
Yuexiu Transport Infrastructure, Ltd.	1,258	768
		78,868,940
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	445,559	2,615,869
OTP Bank Nyrt	243,505	7,036,957
Richter Gedeon Nyrt	220,672	4,145,124
		13,797,950
INDIA — 10.1%
Adani Enterprises, Ltd.	129,805	236,099
Adani Gas, Ltd.	2,430	2,774
Adani Green Energy, Ltd. (a)	208,298	421,958
Adani Ports & Special Economic Zone, Ltd.	454,298	1,509,097
Adani Power, Ltd. (a)	509,788	186,998
Adani Transmission, Ltd. (a)	79,895	199,655
Aditya Birla Capital, Ltd. GDR (a)	285	160
Aditya Birla Fashion and Retail, Ltd. (a)	73,200	147,946
AIA Engineering, Ltd.	8,470	155,990
Alok Industries, Ltd. (a)	2,600,948	135,804
Amtek Auto, Ltd. (a)(e)	25,821	—
Anant Raj, Ltd.	799,711	209,306
Apollo Hospitals Enterprise, Ltd.	77,283	1,163,619
Ashok Leyland, Ltd.	464,871	264,539
Asian Paints, Ltd.	84,082	1,852,219
AstraZeneca Pharma India, Ltd.	56,281	1,788,352
Aurobindo Pharma, Ltd.	252,143	1,377,015
Avenue Supermarts, Ltd. (a)(b)	28,601	827,015
Axis Bank, Ltd.	981,223	4,915,762
Bajaj Finance, Ltd.	85,867	2,515,016
Bajaj Hindusthan Sugar, Ltd. (a)	1,210,728	42,411

105

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Balkrishna Industries, Ltd.	16,146	$ 168,959
Balrampur Chini Mills, Ltd.	626,842	862,152
Bandhan Bank, Ltd. (b)	277,731	748,007
BF Investment, Ltd. (a)	136,759	409,999
Bharat Electronics, Ltd.	146,172	143,851
Bharat Forge, Ltd.	34,447	106,982
Bharat Heavy Electricals, Ltd.	1,508,131	414,654
Bharat Petroleum Corp., Ltd.	287,628	1,204,862
Bharti Airtel, Ltd. (a)	1,539,691	8,973,411
Bharti Infratel, Ltd.	298,039	630,343
Biocon, Ltd.	283,396	1,013,503
Birlasoft, Ltd. (a)	155,013	124,992
Bombay Dyeing & Manufacturing Co., Ltd.	44,303	26,821
Bosch, Ltd.	1,052	130,654
Britannia Industries, Ltd.	129,597	4,606,399
Caplin Point Laboratories, Ltd.	54,643	203,978
CG Power and Industrial Solutions, Ltd. (a)	387,296	25,853
Cipla, Ltd.	686,306	3,836,083
Coal India, Ltd.	503,733	932,540
CORE Education & Technologies, Ltd. (a)(e)	9,253	—
Crompton Greaves Consumer Electricals, Ltd.	51,225	141,383
Dabur India, Ltd.	68,729	408,869
DCB Bank, Ltd.	1,436,823	1,800,510
Delta Corp., Ltd.	125,793	108,664
Dewan Housing Finance Corp., Ltd. (a)	484,744	55,426
Dilip Buildcon, Ltd. (b)	13,968	38,968
Dish TV India, Ltd. (a)	211,848	11,341
Dishman Carbogen Amcis, Ltd.	39,172	27,624
Divi's Laboratories, Ltd.	16,711	439,372
Dr Reddy's Laboratories, Ltd. ADR (c)	127,261	5,132,436
Edelweiss Financial Services, Ltd.	217,396	110,349
Educomp Solutions, Ltd. (a)	22,435	282
Eicher Motors, Ltd.	6,272	1,085,739
Equitas Holdings, Ltd. (a)	64,176	36,181
Era Infra Engineering, Ltd. (a)(e)	2,941	—
FDC, Ltd.	132,310	340,957
Federal Bank, Ltd.	288,376	156,479
Fortis Healthcare, Ltd. (a)	358,713	598,161
Future Retail, Ltd. (a)	59,123	61,193
GAIL India, Ltd.	2,181,914	2,207,835
Gammon India, Ltd. (a)(e)	139,302	1,519
Gateway Distriparks, Ltd.	222,464	278,480
Gitanjali Gems, Ltd. (a)(e)	3,573	—
Glenmark Pharmaceuticals, Ltd.	59,053	160,685
Godrej Consumer Products, Ltd.	133,595	919,786
Godrej Industries, Ltd.	369,263	1,382,090
Granules India, Ltd.	748,675	1,421,618
Graphite India, Ltd.	61,081	102,742
Grasim Industries, Ltd. GDR	209	1,327
Security Description	Shares	Value
Grasim Industries, Ltd.	70,243	$ 442,064
GTL Infrastructure, Ltd. (a)	2,249,785	7,435
GTL, Ltd. (a)	338,927	5,152
Gujarat NRE Coke, Ltd. (a)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	18,493	14,728
GVK Power & Infrastructure, Ltd. (a)	1,500,818	44,637
HCL Technologies, Ltd.	773,574	4,462,421
HDFC Bank, Ltd.	2,321,637	26,450,573
HEG, Ltd.	16,698	106,830
Hemisphere Properties India, Ltd. (a)	123,253	247,431
Hero MotoCorp, Ltd.	140,216	2,958,944
Himadri Speciality Chemical, Ltd.	238,801	92,962
Himatsingka Seide, Ltd.	42,100	33,140
Hindalco Industries, Ltd.	699,573	884,971
Hindustan Construction Co., Ltd. (a)	1,293,222	67,523
Hindustan Petroleum Corp., Ltd.	209,844	527,306
Hindustan Unilever, Ltd.	610,055	18,535,205
Housing Development & Infrastructure, Ltd. (a)	93,913	1,738
Housing Development Finance Corp., Ltd.	1,197,252	25,845,339
ICICI Bank, Ltd. ADR	1,328,355	11,291,017
IDFC First Bank, Ltd. (a)	181,846	50,719
IDFC, Ltd.	18	4
IFB Industries, Ltd. (a)	9,401	33,105
IIFL Holdings, Ltd.	63,651	62,430
IIFL Securities, Ltd.	54,522	22,378
IIFL Wealth Management, Ltd.	6,940	92,269
India Cements, Ltd.	202,785	283,733
Indiabulls Housing Finance, Ltd.	159,975	204,591
Indiabulls Integrated Services, Ltd. (a)	29,044	16,393
Indiabulls Real Estate, Ltd. (a)	262,874	141,946
Indiabulls Ventures, Ltd.	112,151	159,662
Indian Hotels Co., Ltd.	943,884	935,758
Indian Oil Corp., Ltd.	628,259	678,077
IndusInd Bank, Ltd.	214,543	996,268
Infibeam Avenues, Ltd.	369,174	166,162
Info Edge India, Ltd.	39,440	1,060,952
Infosys, Ltd. ADR	2,462,611	20,218,036
InterGlobe Aviation, Ltd. (b)	21,827	307,607
IRB Infrastructure Developers, Ltd. (a)	41,259	29,042
ITC, Ltd.	1,865,840	4,234,758
ITC, Ltd. GDR	59,053	134,027
IVRCL, Ltd. (a)	5,304,684	28,048
Jain Irrigation Systems, Ltd. (a)	219,934	9,594
Jaiprakash Associates, Ltd. (a)	470,629	6,532
Jet Airways India, Ltd. (a)	164,054	29,601
Jindal Steel & Power, Ltd. (a)	65,626	71,307
JSW Steel, Ltd.	109,163	211,035
Jubilant Foodworks, Ltd.	50,517	982,578
Jubilant Life Sciences, Ltd.	43,903	144,619

106

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Just Dial, Ltd. (a)	72,618	$ 281,684
KEI Industries, Ltd.	111,127	394,190
Kotak Mahindra Bank, Ltd.	430,251	7,371,019
KPIT Technologies, Ltd. (a)	135,430	63,104
L&T Finance Holdings, Ltd.	69,556	47,167
Lanco Infratech, Ltd. (a)(e)	15,749,074	—
Larsen & Toubro, Ltd. GDR	563,308	6,072,460
LIC Housing Finance, Ltd.	217,016	674,990
Lupin, Ltd.	132,018	1,028,990
LUX Industries, Ltd.	35,062	437,955
Magma Fincorp, Ltd.	87,818	19,734
Mahanagar Telephone Nigam, Ltd. (a)	523,964	41,903
Mahindra & Mahindra Financial Services, Ltd.	195,725	380,836
Mahindra & Mahindra, Ltd. GDR	923,279	3,563,857
MakeMyTrip, Ltd. (a)(c)	24,107	288,199
Manpasand Beverages, Ltd. (a)	64,129	5,340
Marico, Ltd.	103,418	375,730
Marksans Pharma, Ltd.	1,833,031	336,797
Maruti Suzuki India, Ltd.	108,528	6,151,922
Max India, Ltd. (a)	163,679	131,980
Mindtree, Ltd.	39,877	436,821
Monnet Ispat & Energy, Ltd. (a)	4,550	553
Motherson Sumi Systems, Ltd.	261,669	211,165
Mphasis, Ltd.	9,970	87,567
MRF, Ltd.	2,056	1,580,755
NCC, Ltd.	247,118	61,248
Nestle India, Ltd.	2,371	510,880
NIIT Technologies, Ltd.	733	11,121
NIIT, Ltd.	77,883	84,625
NTPC, Ltd.	1,655,329	1,842,385
Oil & Natural Gas Corp., Ltd.	2,734,478	2,468,761
OnMobile Global, Ltd.	14,720	2,744
Opto Circuits India, Ltd. (a)	2,720,192	59,329
Orient Electric, Ltd.	71,533	185,708
Page Industries, Ltd.	3,079	690,413
Paisalo Digital, Ltd.	18,900	40,785
PC Jeweller, Ltd. (a)	166,544	25,207
Pfizer, Ltd.	12,422	660,580
Phillips Carbon Black, Ltd.	57,647	47,778
Piramal Enterprises, Ltd.	49,851	619,091
Power Grid Corp. of India, Ltd.	478,336	1,005,975
Prism Johnson, Ltd.	100,734	40,280
Procter & Gamble Health, Ltd. (a)	4,421	212,310
PS IT Infrastructure & Services, Ltd. (a)	620,932	149,382
PTC India, Ltd.	631,604	323,519
Punj Lloyd, Ltd. (a)	735,025	8,259
Radico Khaitan, Ltd.	83,708	296,763
Rain Industries, Ltd.	128,308	94,724
Rajesh Exports, Ltd.	102,896	744,879
RattanIndia Infrastructure, Ltd. (a)	178,049	4,825
Raymond, Ltd.	38,837	114,379
Security Description	Shares	Value
Redington India, Ltd.	100,254	$ 90,910
REI Agro, Ltd. (a)(e)	1,873,023	—
Reliance Capital, Ltd. (a)	71,003	4,223
Reliance Communications, Ltd. (a)	798,601	6,862
Reliance Home Finance, Ltd. (a)	12,884	128
Reliance Industries, Ltd. GDR (b)	946,684	29,157,867
Reliance Infrastructure, Ltd. (a)	238,078	32,100
Repco Home Finance, Ltd.	41,921	65,028
Rolta India, Ltd. (a)	967,429	26,855
Ruchi Soya Industries, Ltd. (a)	11,980	27,246
Schneider Electric Infrastructure, Ltd. (a)	81,603	70,869
Sequent Scientific, Ltd.	695,103	714,846
Shankara Building Products, Ltd.	33,053	96,798
Sharda Cropchem, Ltd.	20,345	28,856
Shilpa Medicare, Ltd.	70,438	227,791
Shriram Transport Finance Co., Ltd.	90,316	788,715
Siemens, Ltd.	232,880	3,427,420
Sintex Industries, Ltd. (a)	375,264	3,224
Sintex Plastics Technology, Ltd. (a)	91,543	787
Solara Active Pharma Sciences, Ltd.	53,069	311,850
Srei Infrastructure Finance, Ltd.	232,500	11,064
State Bank of India GDR (a)	111,055	2,887,430
Sterlite Technologies, Ltd.	103,561	87,337
Strides Pharma Science, Ltd.	103,652	441,387
Sun Pharma Advanced Research Co., Ltd. (a)	18,524	23,617
Sun Pharmaceutical Industries, Ltd.	820,244	3,819,791
Sun TV Network, Ltd.	77,497	292,927
Suven Life Sciences, Ltd.	257,325	72,791
Suven Pharmaceuticals, Ltd. (a)	250,803	666,532
Suzlon Energy, Ltd. (a)	4,161,817	107,276
Swan Energy, Ltd.	159,735	212,836
Symphony, Ltd.	11,993	123,447
TAKE Solutions, Ltd.	143,443	75,181
Tata Communications, Ltd.	169,173	521,375
Tata Consultancy Services, Ltd.	623,089	15,040,370
Tata Elxsi, Ltd.	29,362	244,168
Tata Motors, Ltd. ADR (a)(c)	277,841	1,311,409
Tata Power Co., Ltd.	2,475,078	1,074,752
Tata Steel, Ltd.	369,494	1,316,774
TeamLease Services, Ltd. (a)	5,845	125,714
Tech Mahindra, Ltd.	314,120	2,348,076
Tejas Networks, Ltd. (b)	139,252	58,719
Thyrocare Technologies, Ltd. (b)	51,543	338,311
Titan Co., Ltd.	105,165	1,297,963
Ujjivan Financial Services, Ltd.	56,544	110,956
UltraTech Cement, Ltd.	24,396	1,046,399
Unichem Laboratories, Ltd.	146,601	302,014
Unitech, Ltd. (a)	725,404	11,986

107

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
United Breweries, Ltd.	54,539	$ 662,423
United Spirits, Ltd. (a)	241,394	1,546,300
UPL, Ltd.	187,958	811,200
Vakrangee, Ltd.	345,377	90,851
Vedanta, Ltd.	621,225	531,297
Venky's India, Ltd.	9,173	102,423
Videocon Industries, Ltd. (a)	1,109,727	20,537
VIP Industries, Ltd.	51,668	164,017
V-Mart Retail, Ltd.	13,298	249,845
Vodafone Idea, Ltd. (a)	884,727	36,254
VST Industries, Ltd.	14,228	521,330
Welspun India, Ltd.	149,068	42,562
Wipro, Ltd. ADR	1,187,451	3,681,098
Wockhardt, Ltd. (a)	70,111	160,006
Yes Bank, Ltd.	739,104	219,334
Zee Entertainment Enterprises, Ltd.	426,260	698,401
Zensar Technologies, Ltd.	46,440	54,020
		301,811,984
INDONESIA — 1.8%
Alam Sutera Realty Tbk PT (a)	6,771,400	43,178
Astra International Tbk PT	16,727,503	3,999,832
Bank Central Asia Tbk PT	9,450,140	16,006,138
Bank Danamon Indonesia Tbk PT	2,403,218	307,954
Bank Mandiri Persero Tbk PT	16,241,163	4,660,248
Bank Negara Indonesia Persero Tbk PT	1,827,100	427,929
Bank Rakyat Indonesia Persero Tbk PT	41,593,963	7,701,641
Barito Pacific Tbk PT (a)	30,451,020	1,353,586
Bekasi Fajar Industrial Estate Tbk PT	4,300,100	26,892
Bumi Resources Tbk PT (a)	2,510,700	7,697
Bumi Serpong Damai Tbk PT (a)	3,576,700	146,928
Charoen Pokphand Indonesia Tbk PT	3,933,000	1,191,234
Ciputra Development Tbk PT	5,586,452	152,078
Citra Marga Nusaphala Persada Tbk PT (a)	1,483,241	145,505
Garuda Indonesia Persero Tbk PT (a)	11,978,600	132,932
Global Mediacom Tbk PT (a)	609,500	7,138
Indah Kiat Pulp & Paper Corp. Tbk PT	638,000	156,860
Indocement Tunggal Prakarsa Tbk PT	506,800	388,412
Indofood Sukses Makmur Tbk PT	7,154,751	2,785,571
Indosat Tbk PT (a)	2,359,600	224,965
Japfa Comfeed Indonesia Tbk PT	1,026,500	59,790
Kalbe Farma Tbk PT	33,642,861	2,475,256
Kawasan Industri Jababeka Tbk PT (a)	4,745,431	35,496
Lippo Cikarang Tbk PT (a)	199,100	5,127
Security Description	Shares	Value
Lippo Karawaci Tbk PT (a)	37,088,230	$ 302,436
Matahari Department Store Tbk PT	336,400	27,535
Matahari Putra Prima Tbk PT (a)	618,700	3,376
Mayora Indah Tbk PT	5,501,907	625,753
Medco Energi Internasional Tbk PT (a)	13,511,507	319,770
Media Nusantara Citra Tbk PT	810,700	44,984
Modernland Realty Tbk PT (a)	7,230,800	36,353
Pabrik Kertas Tjiwi Kimia Tbk PT	309,638	75,748
Pakuwon Jati Tbk PT	5,107,100	96,443
Perusahaan Gas Negara Tbk PT	12,643,000	600,756
Semen Indonesia Persero Tbk PT	813,500	380,315
Sigmagold Inti Perkasa Tbk PT (a)(e)	1,312,600	—
Summarecon Agung Tbk PT	3,942,400	96,687
Telekomunikasi Indonesia Persero Tbk PT	34,342,300	6,653,689
Tiga Pilar Sejahtera Food Tbk (a)(e)	2,383,200	12,274
Unilever Indonesia Tbk PT	3,026,100	1,345,139
United Tractors Tbk PT	1,417,122	1,468,385
		54,532,030
KUWAIT — 0.5%
A'ayan Leasing & Investment Co. KSCP (a)	921,944	103,387
Agility Public Warehousing Co. KSC	251,600	457,382
Boubyan Bank KSCP	182,636	298,169
Burgan Bank SAK	97,864	64,096
Gulf Bank KSCP	471,310	313,203
Humansoft Holding Co. KSC	109,460	821,824
Kuwait Finance House KSCP	1,469,923	2,968,024
Kuwait Real Estate Co. KSC (a)	2,274,877	557,454
Mabanee Co. SAK	56,395	114,231
Mobile Telecommunications Co. KSC	123,409	203,448
National Bank of Kuwait SAKP	3,166,029	7,282,878
National Industries Group Holding SAK	620,910	301,528
National Investments Co. KSCP	762,057	238,599
Warba Bank KSCP (a)	460,820	284,148
		14,008,371
MACAU — 0.0% (d)
Newtree Group Holdings, Ltd. (a)	35,000	2,484
MALAYSIA — 2.2%
Aeon Co. M Bhd	5,584,690	1,460,810
AEON Credit Service M Bhd	109,250	212,431
AirAsia Group Bhd	1,062,500	194,300
Alliance Bank Malaysia Bhd	4,416,100	1,942,266
Axiata Group Bhd	1,380,338	1,048,034
Bahvest Resources Bhd (a)	1,657,600	109,356

108

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Berjaya Sports Toto Bhd	2,143,414	$ 1,141,169
Bintulu Port Holdings Bhd	94	83
British American Tobacco Malaysia Bhd	7,200	17,167
Bursa Malaysia Bhd	1,366,139	1,596,991
Capitaland Malaysia Mall Trust REIT	1,423,600	299,879
Carlsberg Brewery Malaysia Bhd Class B	1,277,877	7,395,122
CIMB Group Holdings Bhd	1,702,794	1,418,995
Dagang NeXchange Bhd	1,893,200	48,206
Datasonic Group Bhd	1,055,200	190,522
Dialog Group Bhd	5,514,406	3,880,508
DiGi.Com Bhd	5,732,900	5,772,712
FGV Holdings Bhd (a)	347,200	68,717
Gamuda Bhd	369,500	242,057
Genting Bhd	3,472,600	3,014,410
Genting Malaysia Bhd	621,700	289,263
George Kent Malaysia Bhd	484,900	61,735
Globetronics Technology Bhd	646,900	242,588
Guan Chong Bhd	1,947,700	901,713
Hap Seng Plantations Holdings Bhd	55,800	17,438
Hartalega Holdings Bhd	410,200	653,281
IHH Healthcare Bhd	873,800	1,043,706
Inari Amertron Bhd	1,152,200	330,724
IOI Corp. Bhd	5,496,160	5,089,037
IOI Properties Group Bhd	4,186,062	925,391
Iskandar Waterfront City Bhd (a)	235,000	22,031
Karex Bhd	1,699,900	163,301
KLCCP Stapled Group	613,300	1,105,928
KNM Group Bhd (a)	4,143,821	110,310
KPJ Healthcare Bhd	1,584,180	341,039
Lingkaran Trans Kota Holdings Bhd	375,700	321,780
Magnum Bhd	3,306,360	1,454,186
Malayan Banking Bhd	2,733,640	4,714,263
Malaysian Pacific Industries Bhd	69,900	148,052
Malaysian Resources Corp. Bhd	8,129,100	733,877
MPHB Capital Bhd (a)	1,514,730	206,873
Muda Holdings Bhd	280,600	69,500
My EG Services Bhd	1,349,200	299,822
Naim Holdings Bhd (a)	87	11
OSK Holdings Bhd	6,676,942	1,105,096
Padini Holdings Bhd	177,300	82,904
Pavilion Real Estate Investment Trust	1,356,100	495,981
Petronas Chemicals Group Bhd	561,200	656,032
Petronas Gas Bhd	78,700	280,551
Pos Malaysia Bhd	1,034,800	170,071
Press Metal Aluminium Holdings Bhd	121,400	92,455
Public Bank Bhd	1,134,000	4,173,750
RHB Bank Bhd	303,500	329,494
Sapura Energy Bhd	305,200	5,652
Sime Darby Bhd	1,042,824	407,957
Security Description	Shares	Value
Sime Darby Plantation Bhd	502,924	$ 575,103
Sime Darby Property Bhd	479,924	60,546
SP Setia Bhd Group	309,363	52,993
Sunway Real Estate Investment Trust	1,451,500	534,233
Supermax Corp. Bhd	1,063,978	416,232
TA Enterprise Bhd	5,209,200	524,537
TA Global Bhd	3,872,156	201,675
Telekom Malaysia Bhd	726,827	630,926
Tenaga Nasional Bhd	1,002,800	2,790,198
Top Glove Corp. Bhd	569,500	850,295
UEM Edgenta Bhd	664,500	349,170
UEM Sunrise Bhd (a)	4,562,988	417,218
UMW Holdings Bhd	308,400	152,772
Unisem M Bhd	70,600	25,821
United Plantations Bhd	90,200	518,232
Velesto Energy Bhd (a)	46,163	1,229
ViTrox Corp. Bhd	108,100	178,415
VS Industry Bhd	1,832,250	320,220
WCT Holdings Bhd (a)	8,590,841	745,733
		66,445,075
MEXICO — 2.1%
Alfa SAB de CV Class A (c)	3,233,815	882,228
America Movil SAB de CV Series L	15,305,982	9,166,919
Axtel SAB de CV (a)(c)	1,786,089	216,987
Cemex SAB de CV Series CPO (c)	10,485,020	2,203,444
Coca-Cola Femsa SAB de CV	639,164	2,606,052
Consorcio ARA SAB de CV (c)	1,737,313	265,863
Desarrolladora Homex SAB de CV (a)	34,025	57
El Puerto de Liverpool SAB de CV Series C1 (c)	361,979	798,817
Fibra Uno Administracion SA de CV REIT	1,488,047	1,179,185
Fomento Economico Mexicano SAB de CV	1,458,873	8,906,499
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	249,707	2,377,508
Grupo Bimbo SAB de CV Class A (c)	1,854,589	2,725,843
Grupo Elektra SAB DE CV (c)	53,956	3,229,253
Grupo Financiero Banorte SAB de CV Series O (c)	1,624,527	4,501,178
Grupo Financiero Inbursa SAB de CV Series O	1,340,913	973,994
Grupo Mexico SAB de CV Class B	2,126,729	3,965,307
Grupo Televisa SAB Series CPO (c)	1,767,324	2,056,670
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(c)	1,168,909	1,934,791
Industrias CH SAB de CV Class B (c)	288,945	1,083,394

109

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrias Penoles SAB de CV (c)	112,378	$ 756,300
Kimberly-Clark de Mexico SAB de CV Class A	1,887,759	2,890,472
Sare Holding SAB de CV Class B (a)(e)	1,493,393	—
Telesites SAB de CV (a)(c)	1,240,793	807,652
TV Azteca SAB de CV Series CPO (c)	4,082,820	61,262
Urbi Desarrollos Urbanos SAB de CV (a)	625,222	22,467
Wal-Mart de Mexico SAB de CV	3,780,144	8,983,366
		62,595,508
MONACO — 0.0% (d)
GasLog, Ltd.	17,594	63,690
NETHERLANDS — 0.0% (d)
VEON, Ltd. ADR (c)	398,877	602,304
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR (f)	245,506	1,789,739
Cia de Minas Buenaventura SAA ADR (f)	5,932	43,422
Credicorp, Ltd.	65,720	9,402,560
Southern Copper Corp. (c)(f)	106,855	3,009,037
Southern Copper Corp. (f)	4,688	131,920
Volcan Cia Minera SAA Class B (a)	4,890,091	440,863
		14,817,541
PHILIPPINES — 1.0%
Alliance Global Group, Inc. (a)	2,151,900	295,326
Ayala Land, Inc.	9,291,510	5,517,177
Bank of the Philippine Islands	2,971,314	3,610,444
BDO Unibank, Inc.	2,821,068	5,740,868
Bloomberry Resorts Corp.	831,200	98,057
Cebu Air, Inc.	1,508,290	1,343,404
Cebu Holdings, Inc.	5,937,164	712,086
D&L Industries, Inc.	2,253,300	219,305
DoubleDragon Properties Corp. (a)	1,525,450	484,689
East West Banking Corp. (a)	1,250,000	189,245
Filinvest Land, Inc.	63,864,000	1,142,671
First Philippine Holdings Corp.	421,210	397,524
Global Ferronickel Holdings, Inc. (a)	2,030,449	22,756
GMA Holdings, Inc.	3,750,400	387,133
GT Capital Holdings, Inc.	11,087	88,722
JG Summit Holdings, Inc.	504,990	519,288
Megawide Construction Corp.	4,833,388	598,709
Megaworld Corp.	7,153,300	351,617
Nickel Asia Corp.	1,046,000	31,878
PLDT, Inc.	107,460	2,385,418
Puregold Price Club, Inc.	318,850	228,511
San Miguel Corp.	144,660	260,251
SM Investments Corp.	173,840	2,795,932
Security Description	Shares	Value
SM Prime Holdings, Inc.	3,201,690	$ 1,787,810
Top Frontier Investment Holdings, Inc. (a)	20,311	60,701
Universal Robina Corp.	241,240	493,295
Vista Land & Lifescapes, Inc.	1,127,378	90,438
		29,853,255
POLAND — 0.7%
11 bit studios SA (a)	1,379	119,523
Asseco Poland SA	51,470	718,734
Bank Polska Kasa Opieki SA	163,895	2,215,256
Bioton SA (a)	1,057	835
CCC SA	2,392	17,265
CD Projekt SA	23,605	1,643,001
Eurocash SA	8,280	33,890
Getin Holding SA (a)	80,282	20,527
Getin Noble Bank SA (a)	310,327	17,184
Globe Trade Centre SA	284,615	435,814
Grupa Lotos SA	102,500	1,279,800
KGHM Polska Miedz SA (a)	175,534	2,528,095
LPP SA	73	91,920
mBank SA (a)	26,625	1,421,795
Orange Polska SA (a)	1,074,880	1,535,913
Orbis SA (a)	108	2,899
PGE Polska Grupa Energetyczna SA (a)	611,572	560,552
Polimex-Mostostal SA (a)	15,792	4,996
Polski Koncern Naftowy ORLEN SA	212,052	2,843,697
Powszechna Kasa Oszczednosci Bank Polski SA	486,210	2,647,904
Powszechny Zaklad Ubezpieczen SA	312,622	2,358,119
Santander Bank Polska SA	24,537	1,024,960
		21,522,679
QATAR — 0.8%
Aamal Co.	358,784	59,124
Al Meera Consumer Goods Co. QSC	83,442	330,926
Commercial Bank PQSC	308,076	329,737
Industries Qatar QSC	540,841	987,803
Mannai Corp. QSC	285,601	233,360
Masraf Al Rayan QSC	3,271,811	3,288,884
Mazaya Qatar Real Estate Development QSC	1,799,909	257,059
Medicare Group	241,457	391,265
Mesaieed Petrochemical Holding Co.	2,029,982	814,000
National Leasing	3,061,385	500,281
Ooredoo QSC	837,662	1,350,474
Qatar Electricity & Water Co. QSC	80,813	302,522
Qatar Fuel QSC	62,894	282,773
Qatar Insurance Co. SAQ	917,062	526,410
Qatar International Islamic Bank QSC	112,912	225,142
Qatar Islamic Bank SAQ	344,293	1,357,882

110

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Qatar National Bank QPSC	2,233,871	$ 10,307,342
Qatar Navigation QSC	76,408	100,730
Qatari Investors Group QSC	852,723	268,862
Vodafone Qatar QSC	1,628,944	386,992
		22,301,568
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	147,426	619,090
RUSSIA — 3.8%
Evraz PLC	202,603	581,820
Gazprom PJSC ADR	3,713,912	17,228,838
LSR Group PJSC, GDR	122,436	173,124
LUKOIL PJSC ADR	289,758	17,385,480
Magnit PJSC GDR	143,728	1,288,090
Mail.Ru Group, Ltd. GDR (a)	35,928	583,471
Mechel PJSC ADR (a)	154,145	218,886
MMC Norilsk Nickel PJSC ADR	557,577	13,894,819
Mobile TeleSystems PJSC ADR	561,034	4,263,858
Novatek PJSC GDR	69,736	8,040,561
Novolipetsk Steel PJSC, GDR	32,853	522,363
Novorossiysk Commercial Sea Port PJSC, GDR	50,850	655,965
Polymetal International PLC	111,715	1,910,898
Rosneft Oil Co. PJSC GDR	1,152,235	4,688,444
Rostelecom PJSC ADR (c)	92,784	511,240
Sberbank of Russia PJSC ADR (f)	842,938	8,033,199
Sberbank of Russia PJSC ADR (c)(f)	785,413	7,382,882
Severstal PJSC GDR (c)	469,980	5,197,979
Sistema PJSC FC GDR	135,593	450,169
Surgutneftegas PJSC ADR	1,152,572	4,928,398
Tatneft PJSC ADR (f)	198,222	8,374,879
Tatneft PJSC ADR (c)(f)	1,402	53,136
TMK PJSC GDR	1,907	3,976
TMK PJSC GDR (c)	44,462	92,703
VTB Bank PJSC GDR (c)	2,049,739	1,691,035
X5 Retail Group NV GDR	37,843	1,021,761
Yandex NV Class A (a)	103,770	3,533,368
		112,711,342
SAUDI ARABIA — 2.9%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	170,262	450,920
Abdullah Al Othaim Markets Co.	36,574	903,398
Advanced Petrochemical Co.	26,259	311,026
Al Hammadi Co. for Development and Investment (a)	104,628	525,786
Al Jouf Agricultural Development Co.	29,913	154,462
Al Khaleej Training and Education Co. (a)	344,270	1,204,074
Al Rajhi Bank	520,888	7,459,083
Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (a)	7,942	$ 101,997
Al Rajhi REIT	206,729	466,062
Aldrees Petroleum and Transport Services Co.	19,146	285,381
Al-Etihad Cooperative Insuarnce Co.	162,636	536,781
Almarai Co. JSC	60,936	762,308
Alujain Holding (a)	40,825	259,489
Arabian Cement Co.	27,040	179,931
AXA Cooperative Insurance Co. (a)	85,492	579,125
Bank AlBilad	108,025	587,711
Banque Saudi Fransi	197,123	1,356,303
Basic Chemical Industries, Ltd.	142,422	729,358
Batic Investments and Logistic Co. (a)	113,760	647,981
Bawan Co. (a)	177,429	524,211
Bupa Arabia for Cooperative Insurance Co.	15,277	371,658
Buruj Cooperative Insurance Co.	89,458	365,261
City Cement Co.	68,092	227,638
Co. for Cooperative Insurance (a)	19,018	306,758
Dallah Healthcare Co.	49,340	600,826
Dar Al Arkan Real Estate Development Co. (a)	146,107	318,892
Derayah REIT	202,397	539,797
Dur Hospitality Co.	99,173	611,879
Eastern Province Cement Co.	75,113	563,797
Etihad Etisalat Co. (a)	167,222	964,075
Fawaz Abdulaziz Al Hokair & Co. (a)	27,057	126,175
Fitaihi Holding Group	499,044	1,226,025
Hail Cement Co. (a)	66,806	171,416
Herfy Food Services Co.	29,202	329,173
Jadwa REIT Saudi Fund	96,293	254,252
Jarir Marketing Co.	27,774	944,774
Jazan Energy and Development Co. (a)	80,713	204,307
Leejam Sports Co. JSC	39,530	549,232
Malath Cooperative Insurance Co. (a)	137,788	326,408
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	66,872	275,533
Methanol Chemicals Co. (a)	270,858	440,496
Middle East Healthcare Co. (a)	33,488	226,848
Mobile Telecommunications Co. (a)	227,243	574,005
Mouwasat Medical Services Co.	40,938	909,854
Musharaka Real Estate Income Fund REIT	164,776	350,867
Najran Cement Co. (a)	61,463	149,199
Nama Chemicals Co. (a)	79,208	377,382
National Co. for Glass Manufacturing	236,788	865,975

111

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
National Co. for Learning & Education	182,516	$ 1,433,117
National Commercial Bank	674,249	6,227,426
National Gas & Industrialization Co.	19,389	151,985
National Medical Care Co.	52,482	506,381
National Petrochemical Co.	18,739	93,072
Qassim Cement Co.	46,007	647,796
Red Sea International Co. (a)	129,928	349,287
Riyad Bank	729,036	2,902,949
Riyad REIT Fund	91,480	192,359
Sahara International Petrochemical Co.	94,217	307,954
Samba Financial Group	392,275	2,100,765
Saudi Advanced Industries Co.	319,248	960,208
Saudi Airlines Catering Co.	6,282	126,242
Saudi Arabian Amiantit Co. (a)	78,664	197,655
Saudi Arabian Fertilizer Co.	73,554	1,213,827
Saudi Arabian Mining Co. (a)	152,517	1,258,458
Saudi Arabian Oil Co. (b)	596,635	4,788,008
Saudi Automotive Services Co.	241,904	1,754,561
Saudi Basic Industries Corp.	340,652	6,346,990
Saudi Cement Co.	38,763	505,559
Saudi Ceramic Co. (a)	120,653	752,757
Saudi Chemical Co. Holding (a)	121,493	664,218
Saudi Co. For Hardware CJSC	30,741	310,110
Saudi Electricity Co.	254,490	1,078,382
Saudi Industrial Investment Group	33,706	141,571
Saudi Industrial Services Co.	119,688	549,858
Saudi Kayan Petrochemical Co. (a)	40,171	77,519
Saudi Pharmaceutical Industries & Medical Appliances Corp.	99,176	714,057
Saudi Printing & Packaging Co. (a)	69,578	191,492
Saudi Public Transport Co. (a)	212,932	665,377
Saudi Re for Cooperative Reinsurance Co. (a)	468,600	979,108
Saudi Research & Marketing Group (a)	19,969	321,035
Saudi Telecom Co.	318,125	7,409,086
Saudi Vitrified Clay Pipe Co., Ltd.	25,755	254,671
Saudia Dairy & Foodstuff Co.	8,485	309,408
Savola Group (a)	71,531	679,706
Southern Province Cement Co.	50,397	731,072
Tabuk Cement Co. (a)	115,209	317,691
Takween Advanced Industries Co. (a)	281,357	482,283
Umm Al-Qura Cement Co.	631,192	3,024,077
United Electronics Co.	28,986	442,081
United International Transportation Co.	55,592	403,956
Walaa Cooperative Insurance Co.	52,156	176,584
Yamama Cement Co. (a)	54,033	260,313
Security Description	Shares	Value
Yanbu Cement Co.	67,879	$ 464,331
Yanbu National Petrochemical Co.	67,823	750,981
		85,414,212
SINGAPORE — 0.0% (d)
Aslan Pharmaceuticals, Ltd. (a)	142,000	18,125
Grindrod Shipping Holdings, Ltd. (a)	15,116	47,540
		65,665
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	363,849	1,527,921
Adcock Ingram Holdings, Ltd.	107,479	262,198
Adcorp Holdings, Ltd.	408,962	146,549
African Phoenix Investments, Ltd. (a)	2,402,783	49,778
African Rainbow Minerals, Ltd. (c)	112,166	632,928
Alexander Forbes Group Holdings, Ltd.	472,669	113,271
Allied Electronics Corp., Ltd.	118,362	123,664
Anglo American Platinum, Ltd.	30,754	1,298,676
AngloGold Ashanti, Ltd.	270,194	4,827,638
ArcelorMittal South Africa, Ltd. (a)	165,300	6,386
Ascendis Health, Ltd. (a)	205,727	6,681
Aspen Pharmacare Holdings, Ltd. (a)	245,297	1,269,611
Astral Foods, Ltd.	15,225	163,648
Aveng, Ltd. (a)(c)	663,716	743
Barloworld, Ltd.	259,011	939,024
Bid Corp., Ltd. (c)	103,878	1,236,997
Bidvest Group, Ltd.	277,237	2,269,432
Blue Label Telecoms, Ltd. (a)	1,059,813	102,065
Clicks Group, Ltd.	48,832	704,592
Coronation Fund Managers, Ltd.	547,051	964,844
Curro Holdings, Ltd. (c)	127,989	51,239
Discovery, Ltd. (c)	313,172	1,367,015
EOH Holdings, Ltd. (a)	99,094	17,477
FirstRand, Ltd. (c)	2,489,496	5,613,214
Foschini Group, Ltd.	248,760	942,530
Gold Fields, Ltd.	602,153	3,111,236
Grindrod, Ltd.	1,018,677	173,962
Group Five, Ltd. (a)(e)	219,472	—
Growthpoint Properties, Ltd. REIT (c)	831,757	599,368
Harmony Gold Mining Co., Ltd. (a)	243,937	540,185
Impala Platinum Holdings, Ltd.	432,914	1,835,885
Imperial Logistics, Ltd. (c)	199,871	296,114
Investec, Ltd.	220,895	420,393
Invicta Holdings, Ltd. (a)(c)	313,017	122,858
Kumba Iron Ore, Ltd.	43,097	675,798
Lewis Group, Ltd.	261,481	260,895
Life Healthcare Group Holdings, Ltd.	129,223	133,564
Massmart Holdings, Ltd. (a)(c)	173,081	266,308

112

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mediclinic International PLC	132,615	$ 425,393
Momentum Metropolitan Holdings	968,363	845,284
Motus Holdings, Ltd. (a)	131,347	200,036
Mr. Price Group, Ltd.	177,602	1,134,425
MTN Group, Ltd.	1,096,731	2,971,490
MultiChoice Group, Ltd. (a)	293,991	1,411,848
Murray & Roberts Holdings, Ltd.	406,124	127,340
Naspers, Ltd. Class N	260,990	37,317,625
Nedbank Group, Ltd.	295,265	1,366,551
Net 1 UEPS Technologies, Inc. (a)	32,585	94,822
Netcare, Ltd.	2,050,142	1,721,844
Ninety One, Ltd. (a)(c)	107,612	206,969
Northam Platinum, Ltd. (a)	304,567	1,183,650
Old Mutual, Ltd. (c)	1,507,823	974,823
PPC, Ltd. (a)	1,043,250	99,302
PSG Group, Ltd.	247,600	1,790,317
Rand Merchant Investment Holdings, Ltd. (c)	1,230,932	1,519,023
Remgro, Ltd.	514,126	3,536,991
RMB Holdings, Ltd.	906,456	2,509,249
Sanlam, Ltd.	1,397,083	3,996,471
Sappi, Ltd. (a)	307,580	361,656
Sasol, Ltd. (a)	343,620	710,520
Shoprite Holdings, Ltd.	359,401	2,515,405
Sibanye Stillwater, Ltd. (a)	951,862	1,202,885
Standard Bank Group, Ltd.	857,059	4,917,292
Steinhoff International Holdings NV (a)(c)	2,215,815	137,713
Sun International, Ltd. (a)	180,012	188,982
Telkom SA SOC, Ltd.	291,321	334,872
Tiger Brands, Ltd.	186,184	1,928,558
Truworths International, Ltd.	431,302	603,243
Vodacom Group, Ltd. (c)	381,519	2,499,526
Wilson Bayly Holmes-Ovcon, Ltd.	99,583	446,897
Woolworths Holdings, Ltd.	888,099	1,372,426
		113,728,115
TAIWAN — 14.2%
Accton Technology Corp.	187,000	1,007,920
Acer, Inc.	3,072,701	1,585,045
Adimmune Corp. (a)	775,505	671,866
Advanced Ceramic X Corp.	4,000	35,183
Advanced Wireless Semiconductor Co.	13,688	35,259
Advancetek Enterprise Co., Ltd.	2,832,996	1,377,083
Advantech Co., Ltd.	5,499	45,368
AGV Products Corp. (a)	5,173,415	1,171,830
Airmate Cayman International Co., Ltd. (a)	11,000	6,911
Airtac International Group	30,000	447,398
Alchip Technologies, Ltd.	34,000	221,484
APCB, Inc.	1,030,000	648,827
Arcadyan Technology Corp.	37,169	83,946
Security Description	Shares	Value
ASE Technology Holding Co., Ltd.	2,978,058	$ 5,770,686
ASMedia Technology, Inc.	5,000	127,308
ASPEED Technology, Inc.	10,000	343,898
Asustek Computer, Inc.	957,340	6,473,754
AU Optronics Corp. ADR (c)	1,110,555	2,210,004
Audix Corp. (a)	662,657	811,846
Bank of Kaohsiung Co., Ltd.	2,091,739	636,344
Basso Industry Corp.	1,807,905	2,301,617
Biostar Microtech International Corp. (a)	1,658,952	433,369
C Sun Manufacturing, Ltd.	1,028,000	851,525
Career Technology MFG. Co., Ltd.	100,940	78,271
Carnival Industrial Corp.	890,984	219,494
Catcher Technology Co., Ltd.	745,346	4,818,383
Cathay Financial Holding Co., Ltd.	5,308,136	6,196,029
Cathay No. 1 REIT	1,014,000	562,970
Center Laboratories, Inc.	1,097,857	1,443,044
Chailease Holding Co., Ltd.	984,248	2,977,984
Champion Building Materials Co., Ltd. (a)	1,046,000	138,353
Chang Hwa Commercial Bank, Ltd.	9,522,052	5,998,217
Chang Wah Electromaterials, Inc.	7,431	33,418
Charoen Pokphand Enterprise	1,235,373	2,414,250
Chen Full International Co., Ltd.	12,000	11,984
Cheng Loong Corp.	961,000	653,028
Cheng Shin Rubber Industry Co., Ltd.	68,850	70,122
Chieftek Precision Co., Ltd.	34,100	73,857
Chilisin Electronics Corp.	66,150	176,741
China Airlines, Ltd.	2,074,000	453,322
China Chemical & Pharmaceutical Co., Ltd.	1,989,000	1,236,486
China Development Financial Holding Corp.	13,105,945	3,215,651
China Steel Chemical Corp.	962,595	2,969,764
China Steel Corp.	8,254,451	5,172,424
Chipbond Technology Corp.	66,000	108,030
Chong Hong Construction Co., Ltd.	7,717	19,164
Chroma ATE, Inc.	103,000	424,037
Chung Hwa Pulp Corp.	2,061,794	457,472
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	887,000	934,178
Chunghwa Telecom Co., Ltd.	3,021,457	10,740,427
CMC Magnetics Corp. (a)	993,656	216,201
Coland Holdings, Ltd.	11,938	7,362
Compal Electronics, Inc.	5,169,774	2,957,429
Concraft Holding Co., Ltd.	13,609	44,101
Coxon Precise Industrial Co., Ltd.	10,000	2,976
CTBC Financial Holding Co., Ltd.	14,452,527	8,554,478

113

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Da-Li Development Co., Ltd.	1,141,629	$ 972,073
Darfon Electronics Corp.	76,000	75,016
Delta Electronics, Inc.	1,871,167	7,455,835
Dimerco Express Corp.	1,816,445	1,321,422
E Ink Holdings, Inc.	108,000	88,210
E.Sun Financial Holding Co., Ltd.	2,187,204	1,753,871
Eclat Textile Co., Ltd.	19,854	157,892
Egis Technology, Inc.	43,000	210,439
Elan Microelectronics Corp.	1,400	3,884
Elite Advanced Laser Corp.	12,672	25,519
Elite Material Co., Ltd.	13,000	45,567
Elite Semiconductor Memory Technology, Inc.	1,993,750	1,865,752
Episil Holdings, Inc.	144,000	115,470
Episil-Precision, Inc.	66,998	108,113
Epistar Corp.	955,180	814,895
Etron Technology, Inc. (a)	12,445	2,021
Eva Airways Corp.	1,183,110	347,795
Excelliance Mos Corp.	35,000	90,505
Excelsior Medical Co., Ltd.	77,848	130,512
Far Eastern New Century Corp.	6,121,850	4,564,844
Feng TAY Enterprise Co., Ltd.	110,821	476,389
Flytech Technology Co., Ltd. (a)	8,854	17,508
Formosa Chemicals & Fibre Corp.	3,031,243	6,715,715
Formosa Petrochemical Corp.	59,000	158,808
Formosa Plastics Corp.	4,144,714	10,292,744
Founding Construction & Development Co., Ltd.	2,533,059	1,281,544
Foxconn Technology Co., Ltd.	1,097,223	1,795,960
Fubon Financial Holding Co., Ltd.	7,148,903	8,876,587
Fullerton Technology Co., Ltd. (a)	880,000	496,139
Fwusow Industry Co., Ltd.	1,083,830	650,481
General Interface Solution Holding, Ltd.	38,000	99,770
Genius Electronic Optical Co., Ltd.	22,665	309,530
Giant Manufacturing Co., Ltd.	72,302	320,370
Global Unichip Corp.	23,000	139,560
Globalwafers Co., Ltd.	69,000	778,037
Grape King Bio, Ltd.	73,664	479,864
Great Wall Enterprise Co., Ltd.	1,012,615	1,237,244
HannStar Display Corp.	1,111,500	190,386
Himax Technologies, Inc. ADR (a)(c)	53,715	147,179
Hiwin Technologies Corp.	47,839	317,171
Hocheng Corp.	2,875,000	577,063
Holy Stone Enterprise Co., Ltd. (a)	57,000	168,127
Hon Hai Precision Industry Co., Ltd.	8,490,196	19,624,182
Hong TAI Electric Industrial	1,911,000	579,464
Hota Industrial Manufacturing Co., Ltd.	9,574	24,092
Security Description	Shares	Value
Hotai Motor Co., Ltd.	72,433	$ 1,176,020
HTC Corp.	1,025,198	962,770
Hua Nan Financial Holdings Co., Ltd.	10,026,751	5,984,586
Hung Sheng Construction, Ltd.	912,040	458,410
Ibase Technology, Inc. (a)	1,978,222	2,214,269
Innolux Corp.	4,125,820	713,524
Iron Force Industrial Co., Ltd.	6,000	14,503
Janfusun Fancyworld Corp. (a)	789,112	29,747
KEE TAI Properties Co., Ltd.	1,018,000	297,239
Kenda Rubber Industrial Co., Ltd.	4,766	4,082
Kerry TJ Logistics Co., Ltd.	1,024,000	1,229,145
Kindom Construction Corp.	967,000	733,848
Kung Long Batteries Industrial Co., Ltd.	9,000	39,581
Kuoyang Construction Co., Ltd.	1,017,036	603,667
Kwong Fong Industries Corp.	55,776	18,259
Land Mark Optoelectronics Corp.	14,600	126,006
Largan Precision Co., Ltd.	44,000	5,572,475
Laser Tek Taiwan Co., Ltd.	89,000	57,977
Leatec Fine Ceramics Co., Ltd. (a)	139,000	49,640
Leofoo Development Co., Ltd. (a)	1,025,154	354,244
Li Cheng Enterprise Co., Ltd.	10,599	9,919
Lite-On Technology Corp.	3,032,265	4,141,082
Long Bon International Co., Ltd.	9,020	3,907
Long Chen Paper Co., Ltd.	3,143,020	1,200,399
Lotus Pharmaceutical Co., Ltd. (a)	27,000	53,747
Machvision, Inc.	15,000	125,738
Macroblock, Inc.	30,000	77,675
Macronix International	520,221	438,657
Makalot Industrial Co., Ltd.	4,345	15,230
MediaTek, Inc.	1,010,329	10,941,347
Medigen Biotechnology Corp. (a)	114,248	182,093
Mega Financial Holding Co., Ltd.	6,188,333	5,821,737
Merida Industry Co., Ltd.	2,100	7,708
Merry Electronics Co., Ltd.	13,571	55,870
Micro-Star International Co., Ltd.	120,000	351,967
Mosel Vitelic, Inc.	759	502
Namchow Holdings Co., Ltd.	1,023,000	1,366,639
Nan Ya Plastics Corp.	4,136,486	7,481,963
Nanya Technology Corp.	59,982	106,510
National Petroleum Co., Ltd.	2,105,468	2,906,711
New Era Electronics Co., Ltd. (a)	70,000	28,008
Newmax Technology Co., Ltd. (a)	75,654	110,573
Nexcom International Co., Ltd.	1,041,638	688,880
Novatek Microelectronics Corp.	711,225	4,045,127
OBI Pharma, Inc. (a)	43,664	100,203

114

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Pacific Hospital Supply Co., Ltd.	68,000	$ 170,441
Pan Jit International, Inc.	99,900	63,260
Parade Technologies, Ltd.	4,000	85,313
PChome Online, Inc. (a)	3,519	8,180
Pegatron Corp.	1,025,686	1,967,157
Pharmally International Holding Co., Ltd.	23,076	112,169
Phytohealth Corp. (a)	9,000	3,631
Pihsiang Machinery Manufacturing Co., Ltd. (e)	51,000	—
Polaris Group/Tw (a)	187,777	69,233
Pou Chen Corp.	3,943,462	3,344,735
Powertech Technology, Inc.	1,037,285	2,946,374
President Chain Store Corp.	22,000	205,876
Promate Electronic Co., Ltd.	1,027,000	1,003,517
ProMOS Technologies, Inc. (e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	72,219
Quanta Computer, Inc.	4,055,664	8,073,375
Radiant Opto-Electronics Corp.	51,000	133,228
Realtek Semiconductor Corp.	18,000	130,053
Ritek Corp. (a)	322,000	45,146
Sampo Corp.	2,898,600	1,634,216
Sesoda Corp.	1,151,752	816,926
Shih Wei Navigation Co., Ltd. (a)	1,238,221	187,116
Shin Kong Financial Holding Co., Ltd.	5,191,647	1,309,864
Silicon Motion Technology Corp. ADR	14,539	533,000
Sinbon Electronics Co., Ltd.	1,045,068	4,336,955
Sino-American Silicon Products, Inc.	160,000	413,736
Sinon Corp.	2,056,000	1,291,735
SinoPac Financial Holdings Co., Ltd.	13,462,165	4,918,966
Sinphar Pharmaceutical Co., Ltd. (a)	1,090,524	600,408
Solar Applied Materials Technology Co. (a)	1,978,829	1,050,219
Stark Technology, Inc.	882,747	1,547,066
Supreme Electronics Co., Ltd.	3,022,818	3,028,665
Ta Ya Electric Wire & Cable	6,368,720	1,735,306
TA-I Technology Co., Ltd.	60,000	102,376
TaiMed Biologics, Inc. (a)	80,000	178,827
Taimide Tech, Inc.	61,950	61,148
Tainan Enterprises Co., Ltd.	732,589	511,140
Taishin Financial Holding Co., Ltd.	13,058,855	5,052,283
Taisun Enterprise Co., Ltd.	2,136,000	1,628,054
Taiwan Cement Corp.	5,695,357	7,439,003
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	76,007
Taiwan Cogeneration Corp.	964,000	937,176
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	41,982
Security Description	Shares	Value
Taiwan FU Hsing Industrial Co., Ltd.	956,000	$ 1,141,200
Taiwan Land Development Corp. (a)	3,122,750	576,193
Taiwan Mobile Co., Ltd.	4,000	13,214
Taiwan Paiho, Ltd.	864,433	1,489,244
Taiwan Pulp & Paper Corp.	5,031,000	3,343,852
Taiwan Sakura Corp.	1,052,200	1,452,618
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,969	1,193,269
Taiwan Semiconductor Manufacturing Co., Ltd.	11,311,500	102,486,682
Taiwan Surface Mounting Technology Corp.	62,000	141,666
Taiwan TEA Corp.	1,993,913	834,053
Taiwan Union Technology Corp.	260,612	1,051,359
Taiyen Biotech Co., Ltd.	1,017,500	965,635
Tatung Co., Ltd. (a)	2,069,399	1,341,211
TCI Co., Ltd.	28,724	170,968
Teapo Electronic Corp.	69,000	67,764
TPK Holding Co., Ltd. (a)	8,000	9,166
Transasia Airways Corp. (e)	361,784	—
Tripod Technology Corp.	1,037,320	3,258,615
TrueLight Corp. (a)	9,100	7,267
Tul Corp.	48,000	52,220
Tung Thih Electronic Co., Ltd. (a)	5,000	5,018
Unimicron Technology Corp.	190,000	201,048
Uni-President Enterprises Corp.	2,056,993	4,462,039
United Microelectronics Corp. ADR	2,198,296	4,770,302
United Renewable Energy Co., Ltd. (a)	79,295	12,402
Unity Opto Technology Co., Ltd. (a)	12,759	2,139
Ve Wong Corp.	769,340	666,525
Via Technologies, Inc. (a)	91,000	57,925
Visual Photonics Epitaxy Co., Ltd.	310,151	805,081
Wafer Works Corp.	177,000	151,882
Walsin Lihwa Corp.	179,000	65,109
Walsin Technology Corp.	100,000	532,381
Wei Chuan Foods Corp.	951,000	627,365
Wei Mon Industry Co., Ltd. (e)	240,450	—
Weikeng Industrial Co., Ltd.	1,098,199	472,086
Win Semiconductors Corp.	156,000	1,359,258
Winbond Electronics Corp.	977,670	366,931
Wistron Corp.	3,066,476	2,484,290
Wiwynn Corp.	21,733	504,491
Yageo Corp.	111,858	1,015,327
Young Optics, Inc.	43,000	64,554
Yulon Finance Corp.	9,900	28,415
Zeng Hsing Industrial Co., Ltd.	70,350	273,337
Zenitron Corp. (a)	2,068,000	1,162,508
		425,036,541

115

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND — 2.4%
Advanced Info Service PCL	1,438,142	$ 8,808,305
Airports of Thailand PCL (c)	2,761,700	4,270,779
Bangkok Dusit Medical Services PCL Class F	819,500	471,960
Bangkok Expressway & Metro PCL	18,819,939	4,444,413
Bangkok Land PCL	11,243,100	280,928
Bank of Ayudhya PCL	396,800	229,731
Banpu PCL (c)	3,458,560	558,555
Beauty Community PCL	832,800	32,482
BEC World PCL (a)	414,200	40,893
BTS Group Holdings PCL	516,500	143,221
Bumrungrad Hospital PCL	104,700	363,702
Central Pattana PCL	825,600	1,075,475
Central Plaza Hotel PCL	617,900	289,957
CH Karnchang PCL	103,448	48,229
Charoen Pokphand Foods PCL	309,900	229,468
CP ALL PCL	2,867,200	5,329,449
Electricity Generating PCL	871,227	6,132,504
Energy Absolute PCL	103,700	106,647
Gulf Energy Development PCL	166,800	762,398
IRPC PCL	14,319,758	933,779
Jasmine International PCL	4,320,141	645,043
Kasikornbank PCL	926,400	2,568,825
Krung Thai Bank PCL	719,500	249,937
Land & Houses PCL	1,123,600	229,393
Minor International PCL	109,928	56,275
Pruksa Holding PCL	413,700	116,606
PTT Exploration & Production PCL	1,315,372	2,705,496
PTT Global Chemical PCL	317,100	294,707
PTT PCL	7,334,691	6,872,606
Quality Houses PCL	3,851,283	218,279
Sansiri PCL	4,004,633	71,996
Siam Cement PCL	619,923	6,120,364
Siam Commercial Bank PCL	1,840,102	3,882,900
Siam Future Development PCL	3,398,275	378,996
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,349,666	625,121
Thai Airways International PCL (a)	1,026,400	101,960
Thai Beverage PCL (c)	6,276,000	2,666,699
Thai Oil PCL	1,699,595	1,592,521
Thaicom PCL	620,800	43,508
Tisco Financial Group PCL NVDR	35,500	75,451
Tisco Financial Group PCL	2,154,818	4,579,829
TMB Bank PCL	91,068,327	2,441,994
Total Access Communication PCL	104,200	129,387
True Corp. PCL (c)	7,957,110	761,341
TTCL PCL	105,500	7,587
U City PCL Class F (a)	1,346,750	33,240
		72,022,936
Security Description	Shares	Value
TURKEY — 0.6%
Akbank T.A.S. (a)	1,985,923	$ 1,687,519
Anadolu Efes Biracilik Ve Malt Sanayii A/S	348,274	910,551
Aselsan Elektronik Sanayi Ve Ticaret A/S	96,175	344,407
BIM Birlesik Magazalar A/S	126,950	966,055
Coca-Cola Icecek A/S	7,238	38,440
Dogan Sirketler Grubu Holding A/S	2,364,659	548,982
Eregli Demir ve Celik Fabrikalari TAS	1,282,204	1,461,151
Haci Omer Sabanci Holding A/S	864,350	982,358
KOC Holding A/S	1,297,386	2,643,890
Migros Ticaret A/S (a)	13,445	46,229
Tupras Turkiye Petrol Rafinerileri A/S (a)	98,934	1,133,419
Turk Hava Yollari AO (a)	425,594	585,735
Turkcell Iletisim Hizmetleri A/S	744,980	1,392,687
Turkiye Garanti Bankasi A/S (a)	1,870,671	2,307,736
Turkiye Halk Bankasi A/S (a)	165,887	126,361
Turkiye Is Bankasi A/S Class C (a)	2,024,114	1,449,690
Turkiye Vakiflar Bankasi TAO Class D (a)	282,852	199,148
Ulker Biskuvi Sanayi A/S (a)	447,301	1,333,707
Yapi ve Kredi Bankasi A/S (a)	2,017,388	578,561
		18,736,626
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,780,928	2,244,857
Agthia Group PJSC	67,874	46,935
Air Arabia PJSC	3,375,598	873,962
Ajman Bank PJSC	1,319,749	196,894
Al Waha Capital PJSC	663,999	147,328
Aldar Properties PJSC	2,831,820	1,187,265
Arabtec Holding PJSC	477,845	60,492
Bank of Sharjah (a)	498,502	92,286
DAMAC Properties Dubai Co. PJSC (a)	2,346,950	309,251
Depa, Ltd. (a)	198,410	16,529
Deyaar Development PJSC (a)	2,229,603	129,291
DP World PLC	115,476	1,733,295
Dubai Financial Market PJSC (a)	1,364,538	207,291
Dubai Investments PJSC	1,157,674	349,841
DXB Entertainments PJSC (a)	3,120,996	102,811
Emaar Malls PJSC	689,350	200,810
Emaar Properties PJSC	2,445,313	1,477,913
Emirates NBD PJSC	249,684	491,462
Emirates Telecommunications Group Co. PJSC	179,988	686,994
Eshraq Properties Co. PJSC (a)	1,735,247	93,066
First Abu Dhabi Bank PJSC	1,693,476	4,449,054

116

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Gulf General Investment Co. (a)(e)	638,957	$ 15,525
Gulf Pharmaceutical Industries PSC (a)	136,747	28,294
Invest bank PSC (a)	76,929	11,100
National Central Cooling Co. PJSC	1,540,070	796,628
Orascom Construction PLC	5,280	28,987
RAK Properties PJSC (a)	2,605,557	265,298
Ras Al Khaimah Ceramics	195,678	71,918
SHUAA Capital PSC (a)	3,507,693	427,820
Union Properties PJSC (a)	957,656	53,969
		16,797,166
UNITED KINGDOM — 0.0% (d)
Tiso Blackstar Group SE (a)	2,085	375
UNITED STATES — 0.0% (d)
Bizlink Holding, Inc.	29,000	157,267
Ideanomics, Inc. (a)(c)	111,257	149,084
IntelliEPI, Inc.	209,000	278,169
Titan Cement International SA (a)	25,055	283,165
		867,685
TOTAL COMMON STOCKS (Cost $3,727,205,473)		2,953,628,037

PREFERRED STOCKS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Zambezi Platinum RF, Ltd. Preference Shares 12.25% (Cost: $383,675)	77,977	309,987
WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	27,667
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	2,698
		30,365
THAILAND — 0.0% (d)
BTS Group Holdings PCL (expiring 2/16/21) (a)	43,400	767
Security Description	Shares	Value
Minor International PCL (expiring 9/30/21) (a)	4,311	$ 185
TTCL PCL (expiring 6/28/21) (a)	9,560	53
		1,005
TOTAL WARRANTS (Cost $0)		31,370
SHORT-TERM INVESTMENT — 1.1%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $33,534,560)	33,534,560	33,534,560
TOTAL INVESTMENTS — 100.0% (Cost $3,761,123,708)		2,987,503,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(315,445)
NET ASSETS — 100.0%		$ 2,987,188,509
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $69,467, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	22	04/29/2020	$826,668	$816,200	$(10,468)
During the period ended March 31, 2020, average notional value related to futures contracts was $931,229 or less than 0.5% of net assets.
117

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,886,595,415	$66,963,155	$69,467	$2,953,628,037
Preferred Stocks	309,987	—	—	309,987
Warrants	31,370	—	—	31,370
Short-Term Investment	33,534,560	—	—	33,534,560
TOTAL INVESTMENTS	$2,920,471,332	$66,963,155	$69,467	$2,987,503,954
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(10,468)	—	—	(10,468)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (10,468)	$ —	$ —	$ (10,468)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$11,808,034	$335,509,528	$347,317,608	$46	$—	—	$ —	$144,102
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,260,791	38,260,791	—	—	—	—	43,051
State Street Navigator Securities Lending Portfolio II	—	—	140,906,157	107,371,597	—	—	33,534,560	33,534,560	213,293
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$537,347,972	$555,985,481	$46	$—		$33,534,560	$451,651
118

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 0.0% (a)
Globant SA (b)	13,014	$ 1,143,670
AUSTRALIA — 5.1%
Abacus Property Group REIT	95,835	137,255
Afterpay, Ltd. (b)	54,873	631,399
AGL Energy, Ltd.	218,415	2,297,975
Alumina, Ltd.	2,151,077	1,922,188
AMP, Ltd. (b)	1,209,480	988,250
Ansell, Ltd.	190,575	3,171,481
APA Group Stapled Security	601,367	3,776,365
Aristocrat Leisure, Ltd.	319,979	4,181,252
ASX, Ltd.	66,500	3,137,666
Atlas Arteria, Ltd. Stapled Security	203,259	685,470
Atlassian Corp. PLC Class A (b)	37,618	5,163,447
Aurizon Holdings, Ltd.	715,101	1,851,377
Australia & New Zealand Banking Group, Ltd.	896,136	9,302,224
Bendigo & Adelaide Bank, Ltd. (c)	187,383	719,092
BHP Group PLC	611,951	9,500,035
BHP Group, Ltd.	859,540	15,245,845
BlueScope Steel, Ltd.	275,043	1,452,775
Boral, Ltd.	222,577	279,268
Brambles, Ltd.	869,974	5,622,859
BWP Trust REIT	1,326,542	2,719,899
Caltex Australia, Ltd.	87,662	1,197,547
carsales.com, Ltd. (c)	117,889	847,809
Challenger, Ltd.	216,077	529,000
Charter Hall Group REIT	142,697	599,137
CIMIC Group, Ltd.	38,659	550,124
Coca-Cola Amatil, Ltd.	205,299	1,110,775
Cochlear, Ltd.	17,866	2,049,745
Coles Group, Ltd.	384,051	3,563,487
Commonwealth Bank of Australia	548,336	20,747,357
Computershare, Ltd.	157,374	935,275
CSL, Ltd.	165,616	30,073,057
CSR, Ltd.	766,899	1,487,937
Dexus REIT	356,351	1,982,572
Domain Holdings Australia, Ltd.	52,477	64,879
Evolution Mining, Ltd.	473,301	1,106,593
Flight Centre Travel Group, Ltd. (c)	17,433	105,738
Fortescue Metals Group, Ltd.	556,773	3,407,730
Goodman Group REIT	514,272	3,808,599
GPT Group REIT	572,864	1,272,756
GWA Group, Ltd. (c)	712,627	1,134,025
Harvey Norman Holdings, Ltd. (c)	190,128	343,285
Iluka Resources, Ltd.	175,838	751,199
Incitec Pivot, Ltd.	549,929	679,900
Infigen Energy Stapled Security	514,211	133,757
Ingenia Communities Group REIT	491,119	988,939
Security Description	Shares	Value
Insurance Australia Group, Ltd.	1,349,726	$ 5,121,820
LendLease Group Stapled Security	183,365	1,155,954
Macquarie Group, Ltd.	127,455	6,689,259
Magellan Financial Group, Ltd. (c)	44,101	1,174,693
Medibank Pvt, Ltd.	894,384	1,456,105
Mineral Resources, Ltd. (c)	48,817	417,402
Mirvac Group REIT	1,231,223	1,574,962
National Australia Bank, Ltd.	908,080	9,270,586
Newcrest Mining, Ltd.	282,878	3,990,774
nib holdings, Ltd.	142,240	446,608
Nine Entertainment Co. Holdings, Ltd.	156,022	109,340
Northern Star Resources, Ltd.	236,957	1,527,161
Oil Search, Ltd.	379,828	553,288
Orica, Ltd.	99,152	931,530
Origin Energy, Ltd.	731,235	1,960,280
Orora, Ltd.	612,520	907,241
OZ Minerals, Ltd.	155,637	700,144
Perpetual, Ltd. (c)	98,337	1,518,523
Qantas Airways, Ltd.	328,870	650,150
QBE Insurance Group, Ltd.	438,857	2,309,982
Ramsay Health Care, Ltd.	41,917	1,469,536
REA Group, Ltd.	16,830	793,059
Santos, Ltd.	815,049	1,706,070
Scentre Group REIT	1,697,857	1,626,307
SEEK, Ltd. (c)	115,060	1,044,366
Sonic Healthcare, Ltd.	198,841	2,960,977
South32, Ltd. (c)(d)	575,071	645,319
South32, Ltd. (d)	1,027,459	1,109,932
Stockland REIT	808,606	1,252,116
Suncorp Group, Ltd.	405,755	2,267,366
Sydney Airport Stapled Security	360,690	1,234,051
Tabcorp Holdings, Ltd.	1,001,298	1,550,497
Telstra Corp., Ltd.	1,408,583	2,646,719
TPG Telecom, Ltd.	76,288	321,708
Transurban Group Stapled Security	817,544	6,024,550
Treasury Wine Estates, Ltd.	406,710	2,496,737
Vicinity Centres REIT	1,060,970	672,095
Wesfarmers, Ltd.	384,060	8,055,643
Westpac Banking Corp.	1,073,711	10,843,222
WiseTech Global, Ltd. (c)	45,029	471,276
Woodside Petroleum, Ltd.	347,196	3,869,650
Woolworths Group, Ltd.	524,390	11,265,450
Worley, Ltd. (c)	298,275	1,122,739
		260,172,531
AUSTRIA — 0.2%
ams AG (b)(c)	19,867	195,888
ANDRITZ AG	11,535	361,731
Erste Group Bank AG	114,626	2,123,684
OMV AG	113,703	3,138,978
Raiffeisen Bank International AG	42,952	630,352

119

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Voestalpine AG (c)	101,261	$ 2,059,399
		8,510,032
BELGIUM — 1.0%
Ackermans & van Haaren NV	7,312	952,341
Aedifica SA REIT	31,975	3,315,493
Ageas	149,985	6,238,890
Anheuser-Busch InBev SA	315,113	13,992,821
Bekaert SA	31,525	528,894
Celyad SA (b)(c)	8,245	61,518
Colruyt SA	20,000	1,081,231
Euronav NV	58,414	667,868
Galapagos NV (b)	13,704	2,721,646
Gimv NV	6,252	326,193
Groupe Bruxelles Lambert SA	26,190	2,058,143
KBC Group NV	109,665	5,056,265
Proximus SADP	46,114	1,055,993
Solvay SA	24,083	1,754,097
UCB SA	75,852	6,575,062
Umicore SA	63,862	2,231,813
		48,618,268
BERMUDA — 0.0% (a)
China Eco Farming, Ltd.	14,000	58
CANADA — 7.9%
AGF Management, Ltd. Class B	215,240	453,662
Agnico Eagle Mines, Ltd.	74,540	2,942,113
Aimia, Inc. (b)	82,483	122,274
Air Canada (b)	85,374	944,701
Alamos Gold, Inc. Class A	124,076	616,305
Algonquin Power & Utilities Corp. (c)	86,655	1,153,695
Alimentation Couche-Tard, Inc. Class B	272,466	6,345,767
AltaGas, Ltd. (c)	47,142	422,286
Aphria, Inc. (b)(c)	30,341	91,448
ARC Resources, Ltd. (c)	120,635	343,255
Atco, Ltd. Class I	24,083	659,370
Athabasca Oil Corp. (b)(c)	110,735	10,892
Aurora Cannabis, Inc. (b)(c)	323,479	286,355
B2Gold Corp.	359,210	1,075,094
Badger Daylighting, Ltd. (c)	21,012	336,139
Bank of Montreal	195,212	9,745,856
Bank of Nova Scotia	387,192	15,633,487
Barrick Gold Corp.	668,229	12,140,655
Bausch Health Cos., Inc. (b)	108,680	1,665,304
BCE, Inc.	88,579	3,592,697
BlackBerry, Ltd. (b)	208,927	846,952
Bombardier, Inc. Class B (b)(c)	776,385	248,186
Brookfield Asset Management, Inc. Class A	340,885	14,939,689
CAE, Inc.	93,100	1,163,627
Cameco Corp.	215,895	1,627,536
Canadian Apartment Properties REIT	24,161	722,954
Canadian Imperial Bank of Commerce (c)	143,526	8,268,614
Security Description	Shares	Value
Canadian National Railway Co.	253,331	$ 19,583,384
Canadian Natural Resources, Ltd. (c)	422,125	5,709,001
Canadian Pacific Railway, Ltd.	43,853	9,567,955
Canadian Solar, Inc. (b)(c)	14,670	233,400
Canadian Tire Corp., Ltd. Class A (c)	27,215	1,624,085
Canadian Utilities, Ltd. Class A (c)	37,739	891,938
Canadian Western Bank	143,351	1,950,826
Canopy Growth Corp. (b)(c)	55,514	797,988
CCL Industries, Inc. Class B (c)	38,841	1,167,672
Cenovus Energy, Inc. (c)	248,666	496,161
CES Energy Solutions Corp. (c)	101,261	57,626
CGI, Inc. (b)	137,327	7,350,929
CI Financial Corp.	78,000	765,560
Cineplex, Inc. (c)	20,000	164,401
Constellation Software, Inc.	6,323	5,681,838
Crescent Point Energy Corp. (c)	229,902	176,059
CT Real Estate Investment Trust	94,086	773,391
Descartes Systems Group, Inc. (b)	26,075	886,845
Dollarama, Inc.	110,169	3,021,743
ECN Capital Corp.	9,518	25,143
Eldorado Gold Corp. (b)	33,543	206,205
Element Fleet Management Corp. (c)	124,472	783,552
Emera, Inc.	47,177	1,839,550
Empire Co., Ltd. Class A	52,043	1,006,600
Enbridge, Inc.	625,581	18,011,248
Enerplus Corp. (c)	50,376	73,263
Exchange Income Corp. (c)	46,084	574,694
Fairfax Financial Holdings, Ltd.	12,508	3,791,286
Finning International, Inc. (c)	45,049	477,915
Firm Capital Mortgage Investment Corp.	188,075	1,335,889
First Capital Real Estate Investment Trust	43,380	415,407
First Majestic Silver Corp. (b)(c)	88,732	543,607
First Quantum Minerals, Ltd.	216,248	1,092,369
FirstService Corp. (c)	10,170	775,388
Fortis, Inc.	132,095	5,036,566
Franco-Nevada Corp.	55,284	5,461,400
George Weston, Ltd.	23,078	1,631,601
Gildan Activewear, Inc.	74,930	944,423
Gran Tierra Energy, Inc. (b)(c)	161,490	40,845
Great Canadian Gaming Corp. (b)(c)	18,642	327,170
Great-West Lifeco, Inc.	98,096	1,675,423
H&R Real Estate Investment Trust	43,380	272,163
Home Capital Group, Inc. (b)	18,189	205,231
Husky Energy, Inc. (c)	193,142	480,362
Hydro One, Ltd. (e)	53,874	959,123
iA Financial Corp., Inc.	30,298	941,710
IAMGOLD Corp. (b)(c)	272,957	613,667
Imperial Oil, Ltd. (c)	80,023	894,486

120

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Innergex Renewable Energy, Inc.	163,410	$ 2,198,547
Intact Financial Corp.	45,470	3,885,563
Inter Pipeline, Ltd. (c)	108,677	642,892
International Petroleum Corp. (b)(c)	24,102	28,778
Keyera Corp. (c)	55,540	510,390
Kinross Gold Corp. (b)	354,664	1,407,842
Kirkland Lake Gold, Ltd.	85,431	2,487,874
Linamar Corp.	15,805	323,462
Loblaw Cos., Ltd.	61,342	3,126,681
Lundin Mining Corp. (c)	238,613	886,825
Magna International, Inc.	126,874	4,003,170
Manulife Financial Corp.	671,886	8,341,044
Maple Leaf Foods, Inc.	24,076	431,671
Methanex Corp.	27,223	327,628
Metro, Inc.	79,264	3,169,223
National Bank of Canada (c)	120,996	4,623,580
New Gold, Inc. (b)	193,198	99,086
Northland Power, Inc. (c)	48,760	962,285
Nutrien, Ltd. (c)	271,498	9,176,779
Onex Corp.	26,230	949,245
Open Text Corp. (c)	70,645	2,442,435
Pan American Silver Corp. (c)	57,167	813,315
Parex Resources, Inc. (b)	117,661	983,712
Pembina Pipeline Corp.	127,183	2,358,964
Peyto Exploration & Development Corp. (c)	42,948	44,959
Power Corp. of Canada (c)	205,002	3,260,790
PrairieSky Royalty, Ltd. (c)	66,471	346,984
Precision Drilling Corp. (b)(c)	100,066	30,933
Premium Brands Holdings Corp. (c)	9,308	473,460
Quebecor, Inc. Class B	53,318	1,165,366
Restaurant Brands International, Inc.	73,867	2,943,055
RioCan Real Estate Investment Trust	50,351	570,599
Ritchie Bros Auctioneers, Inc.	34,564	1,170,467
Rogers Communications, Inc. Class B	182,325	7,524,341
Royal Bank of Canada	457,904	28,043,343
Russel Metals, Inc. (c)	18,927	174,064
Saputo, Inc.	84,657	2,012,711
Secure Energy Services, Inc.	55,459	36,236
SEMAFO, Inc. (b)	149,035	285,851
Seven Generations Energy, Ltd. Class A (b)	56,324	61,336
Shaw Communications, Inc. Class B	271,697	4,357,918
Sherritt International Corp. (b)(c)	184,281	13,594
Shopify, Inc. Class A (b)	29,220	12,104,329
SmartCentres Real Estate Investment Trust	21,685	287,031
SNC-Lavalin Group, Inc. (c)	64,326	938,215
Stantec, Inc.	25,113	635,169
Stars Group, Inc. (b)(c)	59,223	1,197,483
Security Description	Shares	Value
Sun Life Financial, Inc.	249,840	$ 7,946,223
Suncor Energy, Inc.	622,200	9,818,114
TC Energy Corp.	293,152	12,882,747
Teck Resources, Ltd. Class B	189,991	1,424,248
TELUS Corp. (c)	307,598	4,808,414
Thomson Reuters Corp.	81,077	5,461,526
TMX Group, Ltd.	15,762	1,160,210
Toromont Industries, Ltd. (c)	25,113	1,087,727
Toronto-Dominion Bank	636,220	26,743,276
Tourmaline Oil Corp.	40,911	248,337
Turquoise Hill Resources, Ltd. (b)(c)	307,751	118,919
Vermilion Energy, Inc. (c)	35,751	108,508
Waste Connections, Inc. (c)	83,200	6,383,138
West Fraser Timber Co., Ltd.	13,554	255,587
Wheaton Precious Metals Corp.	129,767	3,531,019
Whitecap Resources, Inc.	116,649	95,886
WSP Global, Inc. (c)	19,833	1,113,608
Yamana Gold, Inc.	377,870	1,038,024
		403,820,737
CHILE — 0.0% (a)
Antofagasta PLC	111,151	1,065,362
CHINA — 0.1%
Alibaba Health Information Technology, Ltd. (b)	1,368,000	2,287,383
BOC Hong Kong Holdings, Ltd.	1,056,500	2,923,780
ENN Energy Holdings, Ltd.	90,500	876,288
Fosun International, Ltd.	557,500	644,467
Gemdale Properties & Investment Corp., Ltd.	2,202,000	366,484
HC Group, Inc. (b)(c)	485,000	80,720
		7,179,122
DENMARK — 1.8%
Ambu A/S Class B	110,533	2,684,986
AP Moller - Maersk A/S Class A	1,043	864,208
AP Moller - Maersk A/S Class B (c)	2,087	1,869,487
Ascendis Pharma A/S ADR (b)	11,271	1,269,227
Bavarian Nordic A/S (b)(c)	12,669	203,146
Bavarian Nordic A/S (b)	9,387	150,450
Carlsberg A/S Class B	33,528	3,795,120
Chr. Hansen Holding A/S	31,410	2,349,931
Coloplast A/S Class B	28,252	4,098,551
Danske Bank A/S	323,949	3,663,051
DSV Panalpina A/S	64,262	5,841,485
FLSmidth & Co. A/S (b)(c)	59,384	1,340,785
Genmab A/S (b)	17,744	3,592,737
GN Store Nord A/S	46,205	2,064,033
H&H International A/S Class B (b)	29,476	336,334
ISS A/S	58,050	797,923
Jyske Bank A/S (b)	15,647	389,749
NNIT A/S (e)	3,081	38,870
Novo Nordisk A/S Class B	608,183	36,589,530
Novozymes A/S Class B	70,675	3,214,295

121

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Orsted A/S (e)	65,350	$ 6,403,547
Pandora A/S	39,796	1,292,633
SimCorp A/S	12,619	1,059,500
Vestas Wind Systems A/S	87,484	7,108,525
Zealand Pharma A/S (b)(c)	31,147	1,069,865
		92,087,968
EGYPT — 0.0% (a)
Centamin PLC	736,904	1,111,089
FINLAND — 1.0%
Cargotec Oyj Class B	21,264	395,010
Caverion Oyj	84,550	394,747
Citycon Oyj (c)	50,453	311,398
Elisa Oyj	49,290	3,054,634
Fortum Oyj (c)	145,195	2,130,842
Huhtamaki Oyj	30,084	963,222
Kemira Oyj	31,919	309,254
Kesko Oyj Class B	24,148	1,367,214
Kone Oyj Class B	124,092	7,028,579
Konecranes Oyj	22,065	377,810
Metsa Board Oyj (c)	62,206	339,094
Metso Oyj	40,866	973,930
Neste Oyj	122,488	4,146,240
Nokia Oyj (d)	1,280,219	4,030,144
Nokia Oyj (d)	687,533	2,154,177
Nokian Renkaat Oyj (c)	35,742	865,540
Nordea Bank Abp (d)	1,035,732	5,862,496
Nordea Bank Abp (d)	14,476	81,532
Orion Oyj Class B (c)	32,490	1,329,019
Outokumpu Oyj (c)	194,777	485,142
Outotec Oyj (c)	104,426	389,577
Sampo Oyj Class A	145,881	4,261,010
Sanoma Oyj	25,301	231,948
Stora Enso Oyj Class R	181,672	1,843,095
Terveystalo Oyj (e)	41,447	369,734
Tokmanni Group Corp.	37,243	371,871
UPM-Kymmene Oyj (c)	166,654	4,587,987
Uponor Oyj	40,694	370,607
Valmet Oyj	42,545	834,217
Wartsila OYJ Abp (c)	145,204	1,065,885
YIT Oyj	40,333	178,880
		51,104,835
FRANCE — 7.9%
Accor SA (c)	114,029	3,127,959
Adevinta ASA (b)	44,046	390,504
Adocia (b)	9,444	84,039
Aeroports de Paris	10,452	1,002,917
Air Liquide SA	141,492	18,110,164
Airbus SE	191,606	12,475,627
Albioma SA	100,721	2,989,462
Alstom SA	101,476	4,246,682
Alten SA	9,133	655,887
Altran Technologies SA	666	10,888
Arkema SA	13,708	947,590
Atos SE	27,707	1,876,990
Security Description	Shares	Value
AXA SA	465,500	$ 8,064,038
BioMerieux	13,515	1,521,490
BNP Paribas SA	353,953	10,684,198
Bollore SA (d)	173,295	477,271
Bollore SA (b)(d)	996	3,263
Bouygues SA	104,400	3,060,855
Bureau Veritas SA	74,514	1,415,275
Capgemini SE	50,397	4,257,956
Carrefour SA (c)	312,933	4,949,619
Casino Guichard Perrachon SA (c)	45,055	1,735,720
CGG SA (b)	223,836	205,079
Christian Dior SE	974	348,831
Cie de Saint-Gobain	211,919	5,153,988
Cie Generale des Etablissements Michelin SCA	49,337	4,388,187
Cie Plastic Omnium SA	23,087	324,632
CNP Assurances	49,875	488,150
Covivio REIT	17,739	999,483
Credit Agricole SA	386,106	2,834,252
Danone SA	171,874	11,058,848
Dassault Systemes SE	32,588	4,827,221
Edenred	126,175	5,273,392
Eiffage SA	16,833	1,191,316
Electricite de France SA	135,339	1,067,127
Elior Group SA (e)	38,188	251,830
Elis SA	59,090	560,188
Engie SA	525,073	5,422,597
EssilorLuxottica SA	77,116	8,316,017
Eurazeo SE	16,220	731,829
Eutelsat Communications SA	27,315	285,508
Faurecia SE	17,846	534,576
Fnac Darty SA (b)	1,426	37,427
Gaztransport Et Technigaz SA	7,065	519,389
Gecina SA REIT	13,731	1,818,508
Getlink SE	131,129	1,581,256
Groupe Fnac SA (b)	10,824	281,001
Hermes International	11,528	7,953,756
ICADE REIT	14,352	1,136,199
Iliad SA	5,146	698,184
Imerys SA	11,593	291,552
Ingenico Group SA	17,119	1,820,904
Ipsen SA	11,492	594,921
Kering SA	24,142	12,606,505
Klepierre SA REIT	61,217	1,180,184
Lagardere SCA	100,086	1,262,923
Legrand SA	87,787	5,633,046
L'Oreal SA	72,344	18,963,758
LVMH Moet Hennessy Louis Vuitton SE	81,303	30,193,040
Nanobiotix (b)(c)	27,123	188,832
Natixis SA	150,618	490,343
Nexans SA	31,427	931,738
Orange SA	671,937	8,209,648
Orpea	14,681	1,534,357
Pernod Ricard SA	67,460	9,581,955

122

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Peugeot SA (c)	194,157	$ 2,591,618
Publicis Groupe SA	112,842	3,234,072
Renault SA	77,412	1,504,124
Rexel SA	95,053	707,133
Rubis SCA	30,305	1,265,578
Safran SA	110,100	9,681,495
Sanofi	387,193	34,047,293
Sartorius Stedim Biotech	7,529	1,511,799
Schneider Electric SE (d)	190,640	16,437,350
Schneider Electric SE (d)	2,344	200,561
SCOR SE	59,032	1,300,640
SEB SA	8,398	1,045,869
Societe BIC SA	8,444	471,135
Societe Generale SA	294,507	4,959,674
Sodexo SA	32,487	2,197,242
SOITEC (b)	6,491	468,644
Suez	125,403	1,276,364
Technicolor SA (b)(c)	152,664	36,785
Teleperformance	18,790	3,913,170
Television Francaise 1	37,864	206,984
Thales SA	32,537	2,726,860
TOTAL SA	847,392	32,905,665
Ubisoft Entertainment SA (b)	50,990	3,758,640
Unibail-Rodamco-Westfield	235,281	620,656
Unibail-Rodamco-Westfield REIT	480	27,156
Unibail-Rodamco-Westfield REIT (c)	30,728	1,738,413
Valeo SA	123,533	2,067,086
Vallourec SA (b)(c)	160,311	181,442
Veolia Environnement SA	276,125	5,900,502
Vinci SA	151,443	12,529,285
Vivendi SA	386,176	8,273,363
Wendel SA	9,398	750,711
Worldline SA (b)(e)	10,724	631,883
		403,030,063
GERMANY — 6.6%
1&1 Drillisch AG	13,689	285,385
Aareal Bank AG	15,807	263,546
Adidas AG	63,893	14,434,953
ADO Properties SA (e)	13,658	308,717
AIXTRON SE (b)	35,699	313,601
Allianz SE	116,417	20,039,632
alstria office REIT-AG	49,708	711,229
Aroundtown SA	315,301	1,575,521
AURELIUS Equity Opportunities SE & Co. KGaA	16,491	304,716
Aurubis AG	9,383	389,170
BASF SE	290,606	13,757,540
Bayer AG	291,356	16,895,642
Bayerische Motoren Werke AG	101,877	5,266,730
Bayerische Motoren Werke AG Preference Shares	13,706	588,924
Bechtle AG	8,424	1,080,534
Beiersdorf AG	26,699	2,711,590
Security Description	Shares	Value
Bilfinger SE	39,868	$ 671,926
Brenntag AG	50,275	1,866,207
CANCOM SE	17,247	738,804
Carl Zeiss Meditec AG	11,526	1,117,354
CECONOMY AG (b)	52,451	114,298
Commerzbank AG	296,267	1,075,524
CompuGroup Medical SE	12,804	786,052
Continental AG	33,434	2,406,934
Covestro AG (e)	58,280	1,782,224
CTS Eventim AG & Co. KGaA	14,779	667,786
Daimler AG	313,000	9,451,452
Delivery Hero SE (b)(e)	36,259	2,703,802
Deutsche Bank AG	655,756	4,294,866
Deutsche Boerse AG	74,958	10,280,962
Deutsche EuroShop AG	19,990	229,430
Deutsche Lufthansa AG	59,271	556,831
Deutsche Pfandbriefbank AG (e)	66,523	510,217
Deutsche Post AG	383,689	10,430,347
Deutsche Telekom AG	883,000	11,446,255
Deutsche Wohnen SE	114,116	4,346,172
Deutz AG	38,253	141,030
DMG Mori AG	23,078	1,024,289
Duerr AG	14,812	303,759
DWS Group GmbH & Co. KGaA (e)	10,705	264,756
E.ON SE	654,072	6,775,624
Evonik Industries AG	38,900	813,966
Evotec SE (b)(c)	37,716	845,473
Fielmann AG	8,320	485,213
Fraport AG Frankfurt Airport Services Worldwide	16,764	678,750
Freenet AG	41,904	738,656
Fresenius Medical Care AG & Co. KGaA	69,695	4,603,667
Fresenius SE & Co. KGaA	128,370	4,779,177
Fuchs Petrolub SE Preference Shares	22,103	783,842
Fuchs Petrolub SE	17,450	559,093
GEA Group AG	57,054	1,172,232
Gerresheimer AG	13,621	863,858
Grand City Properties SA	35,073	737,351
GRENKE AG	8,322	490,808
Hamborner REIT AG	150,973	1,351,415
Hannover Rueck SE	18,984	2,728,756
HeidelbergCement AG	46,082	1,976,527
Hella GmbH & Co. KGaA	13,719	399,812
Henkel AG & Co. KGaA Preference Shares	64,070	5,146,021
Henkel AG & Co. KGaA	40,235	2,973,359
HOCHTIEF AG	5,244	348,116
HUGO BOSS AG	20,994	532,354
Hypoport AG (b)	1,267	371,883
Infineon Technologies AG	366,103	5,394,920
Jenoptik AG	16,052	262,435
Jungheinrich AG Preference Shares	14,779	226,217
K+S AG (c)	68,451	398,673

123

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
KION Group AG	24,258	$ 1,049,778
Krones AG	5,171	276,772
Lanxess AG	29,428	1,175,998
LEG Immobilien AG	18,896	2,129,345
Leoni AG (b)(c)	10,458	67,152
Merck KGaA	67,455	6,929,287
METRO AG	52,451	452,818
MorphoSys AG (b)	7,293	720,602
MTU Aero Engines AG	16,720	2,446,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,655	9,626,491
Nemetschek SE	16,689	829,168
New Work SE	925	198,931
Nordex SE (b)	19,731	153,714
Norma Group SE	15,771	294,180
OSRAM Licht AG (b)	25,232	1,117,123
Pfeiffer Vacuum Technology AG	2,048	293,930
Porsche Automobil Holding SE Preference Shares	56,567	2,400,797
ProSiebenSat.1 Media SE	71,794	569,550
Puma SE	29,780	1,777,581
Rational AG	1,047	555,800
Rheinmetall AG	13,656	959,878
Rocket Internet SE (b)(e)	24,916	503,586
RWE AG	174,378	4,584,418
Salzgitter AG	32,605	386,737
SAP SE	336,758	37,985,407
Sartorius AG Preference Shares	14,744	3,594,720
Schaeffler AG Preference Shares	52,796	321,514
Scout24 AG (e)	23,320	1,400,936
Siemens AG	263,491	22,397,786
Siemens Healthineers AG (e)	44,005	1,740,415
Siltronic AG	6,329	474,031
Sixt SE	3,618	195,237
Sixt SE Preference Shares	5,248	205,862
Software AG	15,831	474,217
Stabilus SA	7,412	267,570
Stroeer SE & Co. KGaA	13,051	679,351
Suedzucker AG	22,005	315,575
Symrise AG	39,798	3,711,812
TAG Immobilien AG	46,191	914,323
Talanx AG (b)	20,452	694,772
Telefonica Deutschland Holding AG	164,509	407,767
Thyssenkrupp AG (b)	167,609	876,878
TUI AG	154,164	693,513
Uniper SE	65,393	1,613,714
United Internet AG	39,839	1,174,578
Volkswagen AG	12,554	1,672,271
Volkswagen AG Preference Shares	57,411	6,730,305
Vonovia SE	168,289	8,283,631
Wacker Chemie AG	5,169	258,118
Wirecard AG	43,387	4,982,010
Security Description	Shares	Value
Zalando SE (b)(e)	35,717	$ 1,371,275
		335,514,572
HONG KONG — 2.8%
AIA Group, Ltd.	3,947,800	35,729,808
ASM Pacific Technology, Ltd.	100,000	936,665
Bank of East Asia, Ltd.	433,755	933,444
Cathay Pacific Airways, Ltd. (c)	260,000	278,419
Champion REIT	673,000	406,358
China Regenerative Medicine International, Ltd.	3,500	117
China Traditional Chinese Medicine Holdings Co., Ltd.	690,000	314,247
China Youzan, Ltd. (b)(c)	3,136,000	311,541
Chow Tai Fook Jewellery Group, Ltd.	355,200	251,590
CK Asset Holdings, Ltd.	1,032,348	5,653,946
CK Hutchison Holdings, Ltd.	706,348	4,766,156
CK Infrastructure Holdings, Ltd.	26,000	138,203
CLP Holdings, Ltd.	529,500	4,884,497
Dah Sing Banking Group, Ltd.	841,325	732,682
Dah Sing Financial Holdings, Ltd.	420,885	1,197,347
Dairy Farm International Holdings, Ltd.	103,700	477,020
Esprit Holdings, Ltd. (b)(c)	1,069,819	91,097
Fortune Real Estate Investment Trust	374,000	346,453
Galaxy Entertainment Group, Ltd.	1,010,000	5,388,213
GTI Holdings, Ltd. (b)	1,764,000	6,145
Hang Lung Group, Ltd.	1,026,000	2,162,954
Hang Lung Properties, Ltd.	977,000	1,984,025
Hang Seng Bank, Ltd.	211,600	3,617,257
Henderson Land Development Co., Ltd.	215,869	822,992
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	541,000	520,696
HKBN, Ltd.	327,500	517,179
HKT Trust & HKT, Ltd. Stapled Security	1,009,900	1,375,910
Hong Kong & China Gas Co., Ltd.	3,382,141	5,576,612
Hong Kong Exchanges & Clearing, Ltd.	422,024	12,730,033
Hongkong Land Holdings, Ltd.	732,000	2,745,000
Hutchison China MediTech, Ltd. ADR (b)	19,242	343,470
Hysan Development Co., Ltd.	26,841	87,266
Jardine Matheson Holdings, Ltd.	102,905	5,145,250
Jardine Strategic Holdings, Ltd.	98,300	2,182,260
Johnson Electric Holdings, Ltd.	110,500	173,928
Kerry Properties, Ltd.	158,000	416,868
Landing International Development, Ltd. (b)	132,000	4,224
Li & Fung, Ltd. (c)	2,150,000	282,935
Link REIT	914,051	7,747,894

124

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Long Well International Holdings, Ltd. (b)(f)	3,424,000	$ 26,064
Man Wah Holdings, Ltd.	422,400	231,612
Melco International Development, Ltd.	34,000	49,305
Melco Resorts & Entertainment, Ltd. ADR	47,179	585,020
MTR Corp., Ltd.	502,689	2,597,465
New World Development Co., Ltd.	2,044,516	2,199,908
Noble Group, Ltd. (b)(c)(f)	60,740	1,728
NWS Holdings, Ltd.	383,000	393,827
Pacific Basin Shipping, Ltd.	8,284,000	993,965
PCCW, Ltd.	1,079,000	594,425
Power Assets Holdings, Ltd.	102,500	612,945
Sands China, Ltd.	827,600	3,032,401
Shangri-La Asia, Ltd.	60,000	40,640
Sino Land Co., Ltd.	2,221,287	2,819,990
SJM Holdings, Ltd.	57,000	48,169
Summit Ascent Holdings, Ltd. (b)	2,276,000	184,995
Sun Hung Kai Properties, Ltd.	602,509	7,944,422
Swire Pacific, Ltd. Class A	25,500	164,333
Swire Pacific, Ltd. Class B	237,500	242,988
Swire Properties, Ltd.	403,400	1,134,593
Techtronic Industries Co., Ltd.	505,500	3,280,477
Vitasoy International Holdings, Ltd. (c)	230,000	697,338
VTech Holdings, Ltd.	96,000	694,216
Wharf Holdings, Ltd. (c)	983,000	1,742,562
Wharf Real Estate Investment Co., Ltd. (c)	133,000	547,382
Wheelock & Co., Ltd.	34,000	232,050
Yue Yuen Industrial Holdings, Ltd.	226,000	346,396
Yuexiu Real Estate Investment Trust	421,000	207,488
		142,927,405
IRELAND — 0.5%
AerCap Holdings NV (b)	26,254	598,329
Amarin Corp. PLC ADR (b)(c)	91,718	366,872
Bank of Ireland Group PLC	292,011	552,385
C&C Group PLC	132,439	323,181
CRH PLC	263,737	7,191,230
Flutter Entertainment PLC (c)	27,395	2,481,084
Glanbia PLC	39,818	431,223
Greencore Group PLC	137,553	281,337
Irish Bank Resolution Corp., Ltd. (b)(f)	5,635	—
James Hardie Industries PLC	135,248	1,533,059
Kerry Group PLC Class A	49,214	5,680,809
Kingspan Group PLC	46,087	2,462,709
Ryanair Holdings PLC ADR (b)	39,840	2,115,106
Smurfit Kappa Group PLC	61,994	1,749,550
UDG Healthcare PLC	79,015	618,710
		26,385,584
Security Description	Shares	Value
ISRAEL — 0.7%
Bank Hapoalim BM	340,980	$ 2,054,102
Bank Leumi Le-Israel BM	432,215	2,394,780
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	685,434	497,588
Check Point Software Technologies, Ltd. (b)	46,490	4,674,105
CyberArk Software, Ltd. (b)	19,659	1,682,024
Isracard, Ltd.	16,856	45,291
Israel Chemicals, Ltd.	141,696	451,831
Israel Discount Bank, Ltd. Class A	368,938	1,095,096
Nice, Ltd. (b)	19,965	2,954,580
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	52,039	2,889,217
Reit 1, Ltd.	487,523	2,378,732
Shufersal, Ltd.	749,538	4,258,919
Strauss Group, Ltd.	113,998	2,980,909
Teva Pharmaceutical Industries, Ltd. ADR (b)	346,515	3,111,705
Wix.com, Ltd. (b)	13,502	1,361,272
		32,830,151
ITALY — 1.8%
A2A SpA	472,066	586,865
Amplifon SpA	26,329	540,812
Anima Holding SpA (e)	87,884	236,062
Assicurazioni Generali SpA	153,424	2,089,156
ASTM SpA	11,503	201,694
Atlantia SpA	131,544	1,649,769
Autogrill SpA	39,225	182,832
Azimut Holding SpA	33,970	491,266
Banca Generali SpA	23,096	484,541
Banca IFIS SpA	62,178	607,201
Banca Mediolanum SpA	79,327	404,743
Banca Monte dei Paschi di Siena SpA (b)(c)	5,267	6,548
Banca Popolare di Sondrio SCPA	230,144	348,233
Banco BPM SpA (b)(c)	324,106	426,751
Biesse SpA (c)	3,200	31,776
BPER Banca	171,415	526,638
Brembo SpA (c)	142,546	1,062,797
Buzzi Unicem SpA	36,403	665,853
Cairo Communication SpA	163,728	282,770
Cerved Group SpA	61,008	362,821
Credito Valtellinese SpA (b)	2,961,840	160,869
Davide Campari-Milano SpA	154,129	1,107,724
DiaSorin SpA	7,472	989,578
Enav SpA (e)	78,558	345,826
Enel SpA	1,780,248	12,382,462
Eni SpA	809,299	8,187,394
ERG SpA	17,098	305,988
Esprinet SpA	128,983	455,716
Falck Renewables SpA	37,759	197,958

125

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ferrari NV	34,185	$ 5,309,470
FinecoBank Banca Fineco SpA	124,069	1,128,557
Hera SpA	232,936	835,265
IMA Industria Macchine Automatiche SpA (c)	9,626	562,962
Immobiliare Grande Distribuzione SIIQ SpA REIT	169,710	698,304
Infrastrutture Wireless Italiane SpA (e)	74,014	802,373
Interpump Group SpA	63,452	1,530,308
Intesa Sanpaolo SpA	4,665,899	7,620,101
Iren SpA	960,162	2,370,461
Italgas SpA	104,164	570,213
Leonardo SpA	249,731	1,663,834
Mediaset SpA (b)(c)	232,098	494,059
Mediobanca Banca di Credito Finanziario SpA	134,775	743,550
Moncler SpA	51,264	1,872,544
Nexi SpA (b)(e)	77,440	1,007,587
Pirelli & C SpA (e)	125,907	451,065
Poste Italiane SpA (e)	143,897	1,218,919
PRADA SpA	107,000	313,370
Prysmian SpA	65,510	1,049,461
Recordati SpA	50,278	2,126,158
Reply SpA	43,992	2,688,652
Saipem SpA (b)	317,197	779,620
Salvatore Ferragamo SpA (c)	21,939	291,278
Snam SpA	693,615	3,199,535
Societa Cattolica di Assicurazioni SC	161,362	798,870
Telecom Italia SpA (b)(c)(d)	4,640,203	1,896,061
Telecom Italia SpA (d)	1,957,099	774,148
Terna Rete Elettrica Nazionale SpA	454,759	2,879,141
UniCredit SpA	632,231	4,957,986
Unione di Banche Italiane SpA	329,891	871,269
Unipol Gruppo Finanziario SpA	116,838	401,780
UnipolSai Assicurazioni SpA	183,332	450,601
Zignago Vetro SpA	126,471	1,509,821
		89,189,966
JAPAN — 25.3%
3-D Matrix, Ltd. (b)	111,900	300,597
ABC-Mart, Inc.	9,500	476,078
Acom Co., Ltd.	204,400	831,194
Activia Properties, Inc. REIT	169	546,348
ADEKA Corp.	22,400	280,324
Advance Residence Investment Corp. REIT	419	1,216,771
Advanced Media, Inc. (b)	6,800	52,092
Advantest Corp. (c)	204,400	8,217,276
Aeon Co., Ltd.	419,820	9,329,333
AEON Financial Service Co., Ltd.	3,500	37,543
Aeon Mall Co., Ltd.	22,100	279,026
AEON REIT Investment Corp.	58	55,606
Security Description	Shares	Value
AGC, Inc.	98,600	$ 2,428,580
Aica Kogyo Co., Ltd.	13,300	381,302
Ain Holdings, Inc.	6,000	352,925
Air Water, Inc.	98,600	1,357,228
Aisin Seiki Co., Ltd.	99,300	2,450,421
Ajinomoto Co., Inc.	205,000	3,817,818
Akita Bank, Ltd.	16,555	238,307
Alconix Corp.	7,800	77,960
Alfresa Holdings Corp.	100,400	1,873,054
Alps Alpine Co., Ltd.	99,400	965,871
Amada Holdings Co., Ltd.	106,600	842,294
Amano Corp.	23,000	508,554
ANA Holdings, Inc. (c)	29,500	721,138
Anritsu Corp. (c)	34,000	631,782
Aomori Bank, Ltd.	1,010	24,475
Aoyama Trading Co., Ltd.	2,100	18,052
Aozora Bank, Ltd. (c)	14,200	271,228
Asahi Group Holdings, Ltd.	214,636	6,978,578
Asahi Intecc Co., Ltd.	66,900	1,655,845
Asahi Kasei Corp.	417,150	2,955,271
Asics Corp. (c)	99,800	923,535
Astellas Pharma, Inc.	945,300	14,631,988
Asteria Corp.	11,900	34,613
Atom Corp. (c)	317,900	2,511,868
Awa Bank, Ltd.	2,310	48,830
Azbil Corp.	33,200	862,330
Bandai Namco Holdings, Inc.	100,800	4,893,639
Bank of Iwate, Ltd.	101,355	2,514,276
Bank of Kyoto, Ltd.	10,700	340,957
Bank of Okinawa, Ltd.	104,900	3,065,717
BayCurrent Consulting, Inc.	3,100	145,301
Benesse Holdings, Inc.	4,100	104,480
Bic Camera, Inc.	66,900	542,240
Bridgestone Corp.	177,065	5,450,299
Brightpath Biotherapeutics Co., Ltd. (b)(c)	93,600	188,145
Brother Industries, Ltd.	99,600	1,525,991
Calbee, Inc.	15,800	427,510
Can Do Co., Ltd.	5,300	82,479
Canon, Inc.	409,616	8,950,805
Capcom Co., Ltd.	17,600	552,675
Casio Computer Co., Ltd.	213,900	3,005,755
Central Japan Railway Co.	83,200	13,348,377
Chiba Bank, Ltd.	193,550	848,031
Chubu Electric Power Co., Inc.	207,765	2,933,979
Chugai Pharmaceutical Co., Ltd.	107,080	12,398,685
Chugoku Bank, Ltd.	98,600	879,550
Chugoku Electric Power Co., Inc.	99,100	1,384,306
Citizen Watch Co., Ltd. (c)	101,500	361,039
Coca-Cola Bottlers Japan Holdings, Inc.	98,200	2,018,487
COLOPL, Inc.	2,000	14,747
Colowide Co., Ltd. (c)	2,400	36,348
Comforia Residential REIT, Inc.	127	361,748
COMSYS Holdings Corp. (c)	32,900	848,138

126

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Concordia Financial Group, Ltd.	417,300	$ 1,217,632
COOKPAD, Inc. (b)	99,300	275,948
Cosmo Energy Holdings Co., Ltd.	8,700	122,576
Cosmos Pharmaceutical Corp.	3,000	716,410
Credit Saison Co., Ltd.	207,800	2,417,644
Creek & River Co., Ltd.	9,600	66,694
CyberAgent, Inc.	30,600	1,187,662
Dai Nippon Printing Co., Ltd.	95,100	2,027,003
Daicel Corp.	102,500	749,132
Daido Steel Co., Ltd. (c)	8,500	274,003
Daifuku Co., Ltd. (c)	10,600	672,595
Dai-ichi Life Holdings, Inc.	415,100	4,981,354
Daiichi Sankyo Co., Ltd.	218,265	15,030,170
Daiichikosho Co., Ltd.	15,000	400,306
Daikin Industries, Ltd.	108,810	13,274,306
Daishi Hokuetsu Financial Group, Inc.	1,517	33,205
Daito Trust Construction Co., Ltd.	14,155	1,319,717
Daiwa House Industry Co., Ltd.	211,400	5,243,143
Daiwa House REIT Investment Corp.	874	2,134,906
Daiwa Office Investment Corp. REIT	92	507,915
Daiwa Securities Group, Inc.	956,250	3,713,214
DeNA Co., Ltd. (c)	99,200	1,086,141
Denka Co., Ltd.	7,000	147,645
Denso Corp.	179,710	5,811,381
Dentsu Group, Inc.	100,400	1,940,946
DIC Corp.	5,300	117,483
Disco Corp.	7,100	1,404,808
DMG Mori Co., Ltd. (c)	27,200	227,265
Dowa Holdings Co., Ltd.	4,400	115,304
East Japan Railway Co.	111,400	8,436,908
Ebara Corp.	3,800	72,406
Eisai Co., Ltd.	105,051	7,717,655
Electric Power Development Co., Ltd.	92,600	1,868,212
euglena Co., Ltd. (b)	5,000	32,097
Ezaki Glico Co., Ltd.	2,700	113,547
F@N Communications, Inc.	5,200	19,990
FamilyMart Co., Ltd.	93,200	1,673,119
Fancl Corp. (c)	16,900	379,939
FANUC Corp.	85,055	11,546,302
Fast Retailing Co., Ltd.	15,800	6,467,528
Feed One Co., Ltd.	1,576,900	2,205,659
FFRI, Inc. (b)	7,500	130,957
Financial Products Group Co., Ltd.	103,600	523,974
FINDEX, Inc.	85,300	536,508
Fixstars Corp.	7,700	72,967
Focus Systems Corp. (c)	13,300	83,283
Foster Electric Co., Ltd.	106,600	1,098,043
FP Corp.	5,800	385,216
Frontier Real Estate Investment Corp. REIT	20	56,412
Security Description	Shares	Value
Fuji Electric Co., Ltd.	38,300	$ 868,850
Fuji Oil Holdings, Inc.	20,000	483,164
Fuji Seal International, Inc.	17,500	309,944
FUJIFILM Holdings Corp.	209,910	10,575,707
Fujitsu, Ltd.	100,151	9,049,817
Fukuoka Financial Group, Inc.	210,834	2,794,715
Fukuoka REIT Corp.	10	10,356
Fukuyama Transporting Co., Ltd.	9,000	322,218
Furukawa Electric Co., Ltd.	101,855	1,853,968
Gakujo Co., Ltd.	17,400	208,887
Glory, Ltd.	15,000	345,977
GLP J-REIT	1,063	1,197,358
GMO internet, Inc.	3,500	58,876
GMO Payment Gateway, Inc.	7,400	519,587
Goldwin, Inc. (c)	7,600	423,806
GS Yuasa Corp.	3,400	45,793
Gumi, Inc. (b)	15,300	85,744
GungHo Online Entertainment, Inc.	8,100	113,447
Gunma Bank, Ltd.	110,400	335,429
Gurunavi, Inc.	5,200	26,733
Hachijuni Bank, Ltd.	202,300	732,706
Hakuhodo DY Holdings, Inc.	103,000	1,039,970
Hamamatsu Photonics KK	99,400	4,069,733
Hankyu Hanshin Holdings, Inc.	104,100	3,505,197
Hankyu Hanshin REIT, Inc.	1,075	1,163,077
Harmonic Drive Systems, Inc. (c)	10,200	446,436
Haseko Corp.	103,400	1,108,182
Heiwa Real Estate REIT, Inc.	3,131	2,911,884
Hikari Tsushin, Inc.	5,000	839,702
Hino Motors, Ltd.	100,100	538,725
Hirose Electric Co., Ltd.	8,240	854,875
Hiroshima Bank, Ltd.	15,500	64,754
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,111,130
Hitachi Chemical Co., Ltd.	25,100	1,067,195
Hitachi Construction Machinery Co., Ltd. (c)	13,700	277,794
Hitachi High-Tech Corp.	16,300	1,204,891
Hitachi Metals, Ltd. (c)	102,100	1,077,226
Hitachi, Ltd.	381,395	11,103,927
Hokkoku Bank, Ltd.	16,555	516,793
Hokuhoku Financial Group, Inc.	28,600	256,448
Hokuriku Electric Power Co.	101,000	708,230
Honda Motor Co., Ltd.	542,275	12,206,273
Horiba, Ltd.	4,900	244,194
Hoshizaki Corp.	15,400	1,156,908
House Foods Group, Inc.	12,000	391,830
Hoya Corp.	107,206	9,136,170
Hulic Co., Ltd.	105,600	1,074,048
Hulic Reit, Inc.	665	771,229
Hyakugo Bank, Ltd.	98,950	276,809
Ibiden Co., Ltd.	105,400	2,314,885
IBJ, Inc. (c)	17,100	78,408

127

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	4,193	$ 2,909,135
Idemitsu Kosan Co., Ltd.	77,794	1,785,684
IHI Corp.	30,800	360,054
Iida Group Holdings Co., Ltd.	85,000	1,178,686
Industrial & Infrastructure Fund Investment Corp. REIT	160	216,683
Infomart Corp.	412,800	2,718,733
Inpex Corp.	318,300	1,795,017
Intage Holdings, Inc.	203,200	1,509,577
Invesco Office J-Reit, Inc.	2,878	381,227
Invincible Investment Corp. REIT	1,871	419,937
Iriso Electronics Co., Ltd. (c)	4,400	130,017
Isetan Mitsukoshi Holdings, Ltd.	107,900	629,679
Isuzu Motors, Ltd.	423,500	2,806,072
Ito En, Ltd.	8,200	434,477
ITOCHU Corp. (c)	501,350	10,414,315
Itochu Techno-Solutions Corp.	23,600	674,411
Iwatani Corp. (c)	2,800	93,632
Iyo Bank, Ltd.	104,300	528,480
Izumi Co., Ltd.	6,100	168,385
J Front Retailing Co., Ltd.	99,000	823,510
Jafco Co., Ltd. (b)	2,100	54,778
Japan Airlines Co., Ltd. (c)	14,000	258,070
Japan Airport Terminal Co., Ltd. (c)	18,600	719,327
Japan Excellent, Inc. REIT	992	1,141,276
Japan Exchange Group, Inc.	209,200	3,693,532
Japan Hotel REIT Investment Corp.	1,064	309,477
Japan Logistics Fund, Inc. REIT	37	82,222
Japan Post Bank Co., Ltd. (c)	107,800	995,569
Japan Post Holdings Co., Ltd.	303,300	2,375,997
Japan Post Insurance Co., Ltd.	14,300	177,632
Japan Prime Realty Investment Corp. REIT	120	361,262
Japan Real Estate Investment Corp. REIT	151	885,397
Japan Retail Fund Investment Corp. REIT	1,034	1,170,440
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	11,738
Japan Tobacco, Inc.	321,800	5,949,820
JFE Holdings, Inc.	209,910	1,366,928
JGC Holdings Corp. (c)	100,300	806,451
JSR Corp.	205,300	3,790,125
JTEKT Corp.	101,300	689,690
JXTG Holdings, Inc.	1,148,100	3,937,072
Kagome Co., Ltd.	11,700	304,002
Kajima Corp.	100,437	1,031,769
Kakaku.com, Inc.	102,700	1,888,375
Kaken Pharmaceutical Co., Ltd.	2,000	93,187
Kamigumi Co., Ltd.	18,400	311,567
Kaneka Corp.	7,600	182,335
Kansai Electric Power Co., Inc.	415,600	4,633,177
Kansai Paint Co., Ltd.	102,800	1,959,728
Security Description	Shares	Value
Kao Corp.	205,100	$ 16,775,814
Kawasaki Heavy Industries, Ltd. (c)	40,200	584,260
KDDI Corp.	562,100	16,609,689
Keihan Holdings Co., Ltd.	22,700	1,009,309
Keikyu Corp.	104,400	1,757,165
Keio Corp. (c)	14,700	870,113
Keisei Electric Railway Co., Ltd.	100,500	2,904,544
Kenedix Office Investment Corp. REIT	42	221,370
Kenedix Residential Next Investment Corp. REIT	223	347,653
Kenedix, Inc.	104,300	396,119
Kewpie Corp.	5,500	110,097
Keyence Corp.	65,600	21,164,819
Kikkoman Corp. (c)	24,800	1,057,885
Kinden Corp.	43,500	642,698
Kintetsu Group Holdings Co., Ltd.	24,410	1,130,564
Kirin Holdings Co., Ltd.	309,000	6,118,174
Kiyo Bank, Ltd.	213,200	3,151,936
KNT-CT Holdings Co., Ltd. (b)(c)	15,000	100,597
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,324,626
Kobe Bussan Co., Ltd. (c)	15,200	599,805
Kobe Steel, Ltd.	106,599	329,805
Koito Manufacturing Co., Ltd.	16,700	565,407
Kokuyo Co., Ltd.	67,700	948,195
Komatsu, Ltd.	415,720	6,848,761
Konami Holdings Corp.	26,100	801,459
Konica Minolta, Inc.	321,375	1,306,874
Kose Corp.	10,300	1,271,817
K's Holdings Corp.	99,000	938,141
Kubota Corp.	434,650	5,562,215
Kuraray Co., Ltd.	106,200	1,074,248
Kurita Water Industries, Ltd.	105,710	2,446,052
Kyocera Corp.	106,000	6,291,955
Kyoritsu Maintenance Co., Ltd.	1,200	26,500
Kyowa Exeo Corp.	12,400	276,360
Kyowa Kirin Co., Ltd.	100,500	2,254,745
Kyudenko Corp.	8,200	222,024
Kyushu Electric Power Co., Inc.	108,700	874,997
Kyushu Financial Group, Inc.	100,300	383,715
Kyushu Railway Co. (c)	18,500	531,240
LaSalle Logiport REIT	298	402,468
Lasertec Corp.	31,600	1,481,136
Lawson, Inc.	12,900	708,601
Leopalace21 Corp. (b)(c)	1,600	3,942
Like Co., Ltd. (c)	6,200	80,576
LINE Corp. (b)(c)	22,000	1,061,739
Lion Corp.	84,300	1,806,178
LIXIL Group Corp.	100,600	1,253,365
M3, Inc. (c)	199,000	5,889,537
Mabuchi Motor Co., Ltd.	3,500	104,395
Maeda Corp. (c)	35,900	265,039
Makita Corp.	101,800	3,125,997

128

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mani, Inc.	21,000	$ 515,298
Marubeni Corp.	1,052,050	5,252,697
Maruha Nichiro Corp.	10,200	213,344
Marui Group Co., Ltd.	100,900	1,696,387
Maruichi Steel Tube, Ltd.	10,200	245,563
Matsumotokiyoshi Holdings Co., Ltd.	22,600	822,732
Matsuya Co., Ltd. (c)	207,800	1,179,949
Mazda Motor Corp. (c)	210,400	1,114,805
McDonald's Holdings Co. Japan, Ltd.	20,100	906,739
MCUBS MidCity Investment Corp. REIT	5,096	3,611,171
Mebuki Financial Group, Inc.	308,000	627,669
Medipal Holdings Corp.	212,199	3,966,630
MEIJI Holdings Co., Ltd.	29,100	2,070,196
Meiko Network Japan Co., Ltd.	207,700	1,466,050
Mercari, Inc. (b)(c)	25,300	492,150
Metaps, Inc. (b)	4,100	18,078
Milbon Co., Ltd.	1,200	60,581
MINEBEA MITSUMI, Inc.	107,900	1,613,178
MISUMI Group, Inc.	102,800	2,242,545
Mitsubishi Chemical Holdings Corp.	520,300	3,098,039
Mitsubishi Corp.	627,938	13,328,886
Mitsubishi Electric Corp.	939,550	11,618,723
Mitsubishi Estate Co., Ltd.	420,625	6,214,598
Mitsubishi Gas Chemical Co., Inc.	100,500	1,094,789
Mitsubishi Heavy Industries, Ltd.	51,410	1,301,263
Mitsubishi Logistics Corp. (c)	4,500	90,955
Mitsubishi Materials Corp.	17,100	350,855
Mitsubishi Motors Corp.	314,700	892,022
Mitsubishi UFJ Financial Group, Inc.	4,337,824	16,193,257
Mitsubishi UFJ Lease & Finance Co., Ltd.	203,600	1,003,337
Mitsui & Co., Ltd.	736,026	10,250,707
Mitsui Chemicals, Inc.	63,610	1,208,505
Mitsui Fudosan Co., Ltd.	317,700	5,504,681
Mitsui Mining & Smelting Co., Ltd.	3,200	53,563
Mitsui OSK Lines, Ltd.	14,255	230,684
Miura Co., Ltd.	16,300	582,062
Mixi, Inc.	2,100	30,521
Mizuho Financial Group, Inc.	8,218,500	9,409,537
Mochida Pharmaceutical Co., Ltd.	12,000	463,526
MonotaRO Co., Ltd.	41,700	1,107,828
Mori Hills REIT Investment Corp.	482	640,702
Mori Trust Sogo Reit, Inc.	237	286,714
Morinaga & Co., Ltd.	2,600	106,452
Morinaga Milk Industry Co., Ltd.	12,000	464,638
Morpho, Inc. (b)	5,800	90,905
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	210,199	$ 5,889,972
Murata Manufacturing Co., Ltd.	238,200	12,073,831
Musashino Bank, Ltd.	104,955	1,337,762
Nabtesco Corp.	15,000	346,672
Nachi-Fujikoshi Corp.	1,500	40,586
Nagase & Co., Ltd.	72,000	853,022
Nagoya Railroad Co., Ltd. (c)	86,800	2,436,237
Nankai Electric Railway Co., Ltd.	29,100	663,110
Nanto Bank, Ltd.	104,755	2,163,898
NEC Corp.	33,800	1,235,154
NET One Systems Co., Ltd.	18,600	387,317
Nexon Co., Ltd.	194,600	3,181,594
NGK Insulators, Ltd.	104,300	1,369,025
NGK Spark Plug Co., Ltd.	85,900	1,211,058
NH Foods, Ltd.	28,800	1,004,419
NHK Spring Co., Ltd.	101,100	663,043
Nichirei Corp.	98,000	2,773,285
Nidec Corp.	208,200	10,813,556
Nifco, Inc.	5,000	89,852
Nihon Kohden Corp.	21,800	819,860
Nihon M&A Center, Inc.	32,700	895,081
Nihon Unisys, Ltd.	19,300	517,205
Nikkon Holdings Co., Ltd.	14,700	288,267
Nikon Corp.	209,600	1,937,667
Nintendo Co., Ltd.	33,900	13,066,361
Nippon Accommodations Fund, Inc. REIT (c)	119	643,750
Nippon Building Fund, Inc. REIT	284	1,904,645
Nippon Electric Glass Co., Ltd.	4,000	53,652
Nippon Express Co., Ltd.	27,000	1,323,051
Nippon Paint Holdings Co., Ltd.	100,500	5,269,140
Nippon Paper Industries Co., Ltd.	4,200	59,875
Nippon Prologis REIT, Inc.	984	2,471,963
NIPPON REIT Investment Corp.	97	286,629
Nippon Shinyaku Co., Ltd.	18,500	1,453,198
Nippon Steel Corp.	307,600	2,636,775
Nippon Suisan Kaisha, Ltd.	634,500	2,809,421
Nippon Telegraph & Telephone Corp.	421,000	10,043,865
Nippon Television Holdings, Inc.	2,000	22,324
Nippon Yusen KK	16,555	197,209
Nipro Corp.	77,700	914,795
Nishi-Nippon Railroad Co., Ltd. (c)	16,000	393,794
Nissan Chemical Corp.	24,900	908,768
Nissan Motor Co., Ltd.	829,741	2,740,824
Nissei ASB Machine Co., Ltd.	4,300	125,071
Nisshin Seifun Group, Inc.	102,000	1,702,598
Nissin Foods Holdings Co., Ltd.	10,400	867,028
Nitori Holdings Co., Ltd.	14,600	1,971,822
Nitto Denko Corp.	100,200	4,478,394

129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NOF Corp.	11,300	$ 359,029
NOK Corp.	5,700	62,990
Nomura Holdings, Inc.	1,262,485	5,353,764
Nomura Real Estate Holdings, Inc.	33,900	551,105
Nomura Real Estate Master Fund, Inc. REIT	1,083	1,370,365
Nomura Research Institute, Ltd.	73,400	1,555,641
NSK, Ltd.	108,600	698,146
NTN Corp.	191,700	335,615
NTT Data Corp.	419,600	4,042,277
NTT DOCOMO, Inc.	346,800	10,848,442
Obayashi Corp.	211,750	1,816,317
Obic Co., Ltd.	8,000	1,049,326
Odakyu Electric Railway Co., Ltd.	106,999	2,350,995
Ogaki Kyoritsu Bank, Ltd.	16,555	333,538
Oji Holdings Corp.	226,400	1,214,261
Oki Electric Industry Co., Ltd.	3,600	33,814
Olympus Corp.	423,200	6,123,277
Omron Corp.	100,100	5,220,351
OncoTherapy Science, Inc. (b)(c)	190,700	109,522
Ono Pharmaceutical Co., Ltd.	204,900	4,718,460
Oracle Corp. Japan	8,500	743,273
Oriental Land Co., Ltd. (c)	102,800	13,160,076
ORIX Corp.	419,700	5,055,994
Orix JREIT, Inc.	969	1,274,587
Osaka Gas Co., Ltd.	116,100	2,189,612
Otsuka Corp.	28,300	1,211,116
Otsuka Holdings Co., Ltd.	205,700	8,061,847
PALTAC Corp.	12,000	599,139
Pan Pacific International Holdings Corp.	136,500	2,590,788
Panasonic Corp.	751,250	5,741,107
Park24 Co., Ltd.	5,100	75,162
Penta-Ocean Construction Co., Ltd.	94,100	495,974
PeptiDream, Inc. (b)	25,100	876,541
Persol Holdings Co., Ltd.	92,000	925,497
Pigeon Corp. (c)	100,900	3,874,119
Pilot Corp.	15,200	506,174
Pola Orbis Holdings, Inc.	4,800	88,704
Premier Investment Corp. REIT	285	314,423
Rakuten, Inc.	212,000	1,610,301
Raysum Co., Ltd. (c)	3,300	20,175
Recruit Holdings Co., Ltd.	519,900	13,465,244
Relo Group, Inc.	10,000	209,995
Renesas Electronics Corp. (b)	101,300	365,020
Rengo Co., Ltd.	113,500	885,248
ReproCELL, Inc. (b)(c)	211,200	717,988
Resona Holdings, Inc.	731,200	2,202,642
Ricoh Co., Ltd. (c)	208,200	1,531,294
Ringer Hut Co., Ltd. (c)	900	17,224
Rinnai Corp.	5,100	361,401
Riso Kyoiku Co., Ltd. (c)	331,518	878,275
Rock Field Co., Ltd. (c)	207,000	2,812,922
Security Description	Shares	Value
Rohm Co., Ltd.	12,300	$ 675,643
Rohto Pharmaceutical Co., Ltd.	28,501	781,464
Ryohin Keikaku Co., Ltd.	68,500	770,312
San-In Godo Bank, Ltd.	99,050	501,879
Sankyo Co., Ltd.	10,000	291,325
Sankyu, Inc.	7,300	272,850
Sanrio Co., Ltd. (c)	3,900	51,913
Santen Pharmaceutical Co., Ltd.	108,700	1,870,822
Sanwa Holdings Corp.	99,300	776,335
Sapporo Holdings, Ltd.	17,300	319,382
Sawai Pharmaceutical Co., Ltd.	12,300	657,413
SBI Holdings, Inc.	99,900	1,460,258
SCREEN Holdings Co., Ltd. (c)	13,100	485,387
SCSK Corp.	13,100	584,285
Secom Co., Ltd.	105,148	8,740,662
Sega Sammy Holdings, Inc.	87,200	1,062,183
Seibu Holdings, Inc.	100,800	1,109,262
Seiko Epson Corp. (c)	109,000	1,181,326
Seino Holdings Co., Ltd.	100,000	1,086,564
Sekisui Chemical Co., Ltd.	107,800	1,430,943
Sekisui House Reit, Inc.	1,956	1,253,811
Sekisui House, Ltd.	209,600	3,464,695
Seria Co., Ltd.	3,800	110,000
Seven & i Holdings Co., Ltd.	314,728	10,425,338
Seven Bank, Ltd.	213,100	550,738
SG Holdings Co., Ltd.	89,300	2,128,377
Sharp Corp.	70,100	737,006
Shiga Bank, Ltd. (c)	2,310	54,950
Shikoku Bank, Ltd.	1,820	14,381
Shikoku Electric Power Co., Inc.	100,100	791,861
Shimadzu Corp.	105,800	2,788,208
Shimamura Co., Ltd.	1,400	84,554
Shimano, Inc.	14,200	2,030,920
Shimizu Corp.	208,313	1,630,536
Shin-Etsu Chemical Co., Ltd.	114,317	11,362,340
Shinsei Bank, Ltd. (b)(c)	51,200	683,900
Shionogi & Co., Ltd.	104,700	5,156,685
Ship Healthcare Holdings, Inc.	9,600	393,497
Shiseido Co., Ltd.	113,500	6,709,805
Shizuoka Bank, Ltd.	198,000	1,205,002
SHO-BOND Holdings Co., Ltd.	17,600	704,293
Shochiku Co., Ltd.	3,400	381,715
Showa Denko KK	77,600	1,607,996
Skylark Holdings Co., Ltd. (c)	93,800	1,391,947
SMC Corp.	17,500	7,416,285
SMS Co., Ltd.	123,700	2,398,259
Softbank Corp. (c)	329,100	4,190,153
SoftBank Group Corp.	553,972	19,438,154
Sohgo Security Services Co., Ltd.	26,200	1,276,569
Sojitz Corp.	415,400	977,366
Sompo Holdings, Inc.	210,600	6,521,567
Sony Corp.	417,820	24,851,301
Sony Financial Holdings, Inc.	97,300	1,646,678
Sotetsu Holdings, Inc.	11,800	303,102
Square Enix Holdings Co., Ltd.	24,700	1,103,955

130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Stanley Electric Co., Ltd.	92,173	$ 1,820,322
Starts Proceed Investment Corp. REIT	51	84,799
Subaru Corp.	210,100	4,035,407
Sugi Holdings Co., Ltd.	8,100	432,930
SUMCO Corp.	98,000	1,264,545
Sumitomo Chemical Co., Ltd.	1,049,550	3,120,796
Sumitomo Corp.	530,275	6,085,968
Sumitomo Dainippon Pharma Co., Ltd.	86,300	1,121,568
Sumitomo Electric Industries, Ltd.	318,920	3,361,873
Sumitomo Forestry Co., Ltd.	97,000	1,244,454
Sumitomo Heavy Industries, Ltd.	14,800	267,471
Sumitomo Metal Mining Co., Ltd.	36,200	743,751
Sumitomo Mitsui Financial Group, Inc.	422,200	10,258,261
Sumitomo Mitsui Trust Holdings, Inc.	205,855	5,957,029
Sumitomo Osaka Cement Co., Ltd.	8,800	264,110
Sumitomo Realty & Development Co., Ltd.	123,200	3,007,105
Sumitomo Rubber Industries, Ltd.	100,600	949,575
Sun Corp. (c)	3,000	36,154
Sun Frontier Fudousan Co., Ltd.	3,100	23,547
Sundrug Co., Ltd.	3,900	124,997
Suntory Beverage & Food, Ltd.	11,100	420,022
Suruga Bank, Ltd. (c)	99,700	326,931
Suzuken Co., Ltd.	11,800	430,114
Suzuki Motor Corp.	118,400	2,834,559
Sysmex Corp.	90,700	6,591,934
T&D Holdings, Inc.	315,100	2,580,227
Tadano, Ltd. (c)	5,200	37,282
Taiheiyo Cement Corp.	17,700	303,321
Taisei Corp.	90,887	2,782,470
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	387,495
Taiyo Nippon Sanso Corp.	99,300	1,472,644
Taiyo Yuden Co., Ltd. (c)	110,200	2,920,496
Takara Holdings, Inc. (c)	82,400	618,258
Takashimaya Co., Ltd.	10,500	94,637
Takeda Pharmaceutical Co., Ltd.	447,615	13,715,997
Takeuchi Manufacturing Co., Ltd.	107,400	1,341,070
TDK Corp.	16,955	1,316,131
TechnoPro Holdings, Inc.	9,800	460,247
Teijin, Ltd.	210,710	3,571,852
Terumo Corp.	210,600	7,257,024
THK Co., Ltd.	14,200	290,958
TIS, Inc.	62,400	1,032,919
Tobu Railway Co., Ltd.	91,700	3,202,344
Toda Corp.	87,400	509,236
Toho Bank, Ltd.	12,101	30,265
Security Description	Shares	Value
Toho Co., Ltd.	99,200	$ 3,032,375
Toho Gas Co., Ltd.	29,600	1,343,523
Toho Holdings Co., Ltd.	13,500	283,493
Tohoku Electric Power Co., Inc.	207,600	2,001,867
Tokai Carbon Co., Ltd. (c)	99,900	825,444
Tokio Marine Holdings, Inc.	247,465	11,346,874
Tokuyama Corp.	9,100	176,344
Tokyo Base Co., Ltd. (b)	17,000	36,691
Tokyo Century Corp.	6,500	203,812
Tokyo Dome Corp.	215,000	1,441,897
Tokyo Electric Power Co. Holdings, Inc. (b)	420,175	1,467,333
Tokyo Electron, Ltd.	89,555	16,885,666
Tokyo Gas Co., Ltd.	98,995	2,343,858
Tokyo Tatemono Co., Ltd.	99,100	1,052,917
Tokyu Corp.	121,975	1,920,777
Tokyu Fudosan Holdings Corp.	109,300	524,454
Tokyu REIT, Inc.	379	496,416
Toppan Printing Co., Ltd.	88,700	1,360,634
Toray Industries, Inc.	1,031,550	4,481,469
Toshiba Corp.	200,651	4,423,597
Tosoh Corp.	96,000	1,093,789
TOTO, Ltd.	84,200	2,803,937
Toyo Seikan Group Holdings, Ltd.	98,000	1,120,207
Toyo Suisan Kaisha, Ltd.	30,900	1,494,123
Toyo Tire Corp.	99,100	1,138,289
Toyoda Gosei Co., Ltd.	16,000	274,781
Toyota Industries Corp.	99,800	4,788,699
Toyota Motor Corp.	789,588	47,548,623
Toyota Tsusho Corp.	99,200	2,339,523
Trend Micro, Inc.	20,000	989,301
Tsumura & Co.	3,500	89,222
Tsuruha Holdings, Inc.	10,000	1,320,921
Ube Industries, Ltd.	5,200	79,815
Ulvac, Inc.	2,600	62,378
Unicharm Corp.	107,600	4,037,679
United Urban Investment Corp. REIT	1,034	1,029,642
Ushio, Inc.	30,600	292,805
USS Co., Ltd.	100,610	1,384,896
Wacoal Holdings Corp.	25,300	550,036
Warabeya Nichiyo Holdings Co., Ltd.	105,200	1,708,264
Welcia Holdings Co., Ltd.	6,500	454,588
West Japan Railway Co.	99,100	6,789,344
Workman Co., Ltd. (c)	5,600	308,128
Yakult Honsha Co., Ltd.	97,600	5,777,074
Yamada Denki Co., Ltd.	529,080	2,112,301
Yamagata Bank, Ltd.	1,634	20,267
Yamaguchi Financial Group, Inc.	12,000	68,028
Yamaha Corp.	100,800	3,935,640
Yamaha Motor Co., Ltd.	101,900	1,233,693
Yamanashi Chuo Bank, Ltd.	1,510	10,295
Yamato Holdings Co., Ltd. (c)	105,800	1,663,124

131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Yamazaki Baking Co., Ltd.	100,000	$ 2,090,686
Yaskawa Electric Corp.	100,700	2,776,001
Yokogawa Electric Corp.	100,400	1,211,812
Yokohama Rubber Co., Ltd.	6,300	78,374
Z Holdings Corp.	316,800	1,021,225
Zenkoku Hosho Co., Ltd.	15,800	496,883
Zenrin Co., Ltd.	2,100	20,561
Zensho Holdings Co., Ltd. (c)	20,500	391,371
Zeon Corp.	87,800	662,028
ZOZO, Inc.	33,800	454,299
		1,288,180,721
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	45,069	1,137,226
LUXEMBOURG — 0.1%
APERAM SA	14,662	310,174
ArcelorMittal SA	168,625	1,602,492
Eurofins Scientific SE (c)	3,135	1,551,386
Millicom International Cellular SA SDR	19,277	544,006
SES SA	108,729	638,032
Tenaris SA	121,023	740,982
		5,387,072
MACAU — 0.0% (a)
MGM China Holdings, Ltd.	21,600	22,099
Wynn Macau, Ltd.	405,600	616,441
		638,540
MALTA — 0.0% (a)
Catena Media PLC (b)(c)	60,932	96,432
Kindred Group PLC SDR	72,702	271,870
		368,302
MEXICO — 0.0% (a)
Fresnillo PLC	64,268	531,367
NETHERLANDS — 3.7%
Aalberts NV	30,289	719,197
ABN AMRO Bank NV (e)	130,631	1,072,719
Adyen NV (b)(e)	6,570	5,555,205
Aegon NV	866,781	2,200,789
Akzo Nobel NV	107,209	7,059,284
Altice Europe NV (b)	101,261	392,325
Argenx SE (b)	10,769	1,453,404
ASML Holding NV	138,755	36,912,765
ASR Nederland NV	47,232	1,189,910
Euronext NV (e)	21,943	1,632,418
EXOR NV	31,406	1,619,632
Fugro NV (b)	42,977	175,328
Heineken Holding NV (c)	30,493	2,337,073
Heineken NV (c)	70,545	5,895,205
IMCD NV	16,591	1,178,740
ING Groep NV	1,334,984	7,003,997
Just Eat Takeaway (b)(e)	19,332	1,452,608
Koninklijke Ahold Delhaize NV	483,822	11,299,651
Koninklijke DSM NV	77,125	8,758,733
Koninklijke KPN NV	1,480,617	3,535,146
Security Description	Shares	Value
Koninklijke Philips NV	295,854	$ 11,983,566
NN Group NV	110,782	2,990,268
NXP Semiconductors NV	107,094	8,881,305
OCI NV (b)(c)	12,615	151,706
Pharming Group NV (b)(c)	142,919	152,113
PostNL NV	318,313	400,262
Prosus NV (b)	137,498	9,527,424
Randstad NV	20,898	737,669
Royal Dutch Shell PLC Class A	1,330,938	23,417,712
Royal Dutch Shell PLC Class B	1,183,844	19,960,608
SBM Offshore NV	134,775	1,780,498
Signify NV (e)	47,246	917,062
uniQure NV (b)(c)	17,092	811,015
Wolters Kluwer NV	98,003	6,901,521
		190,056,858
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (b)	526,855	5,369,229
Air New Zealand, Ltd.	405,263	204,221
Auckland International Airport, Ltd.	188,652	558,093
Contact Energy, Ltd.	225,501	770,045
Fisher & Paykel Healthcare Corp., Ltd.	220,370	3,969,037
Fletcher Building, Ltd.	139,450	289,355
Goodman Property Trust REIT	750,157	953,947
Infratil, Ltd.	363,838	843,393
Kiwi Property Group, Ltd.	872,471	486,210
Meridian Energy, Ltd.	395,235	946,633
Ryman Healthcare, Ltd.	130,603	797,508
Spark New Zealand, Ltd.	578,189	1,400,254
Vital Healthcare Property Trust REIT	714,852	991,692
Xero, Ltd. (b)	33,573	1,395,439
		18,975,056
NORWAY — 0.6%
Aker BP ASA	33,793	426,717
Aker Solutions ASA (b)(c)	45,049	23,663
DNB ASA	388,245	4,316,504
DNO ASA (c)	257,529	71,537
Equinor ASA	376,632	4,703,865
Gjensidige Forsikring ASA	59,449	1,007,989
Leroy Seafood Group ASA	88,407	430,543
Mowi ASA	111,159	1,679,400
Nordic Nanovector ASA (b)(c)	30,475	38,018
Norsk Hydro ASA	651,250	1,402,845
Norwegian Finans Holding ASA (b)	48,833	196,336
Orkla ASA	471,750	3,999,161
Salmar ASA	17,123	566,473
Schibsted ASA Class A	22,103	418,338
Schibsted ASA Class B	21,943	389,085
SpareBank 1 SR-Bank ASA	57,968	326,798
Storebrand ASA (c)	360,991	1,435,232
Telenor ASA	268,849	3,888,979

132

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TGS Nopec Geophysical Co. ASA	36,667	$ 407,838
Tomra Systems ASA	34,604	960,252
Yara International ASA	81,041	2,541,358
		29,230,931
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	2,703,886	304,101
EDP - Energias de Portugal SA	1,109,300	4,452,444
Galp Energia SGPS SA	135,156	1,541,578
Jeronimo Martins SGPS SA	77,929	1,405,745
Mota-Engil SGPS SA (c)	175,032	211,259
NOS SGPS SA	414,766	1,388,972
Pharol SGPS SA (b)(c)	479,813	35,906
		9,340,005
SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	949,031	693,185
Ascendas Real Estate Investment Trust	734,453	1,459,776
Ascott Residence Trust	1,056,626	586,252
Cache Logistics Trust REIT	1,259,629	411,369
CapitaLand Commercial Trust REIT	843,000	905,847
CapitaLand Mall Trust REIT	722,900	908,797
CapitaLand, Ltd.	2,099,000	4,201,391
City Developments, Ltd.	204,200	1,038,317
ComfortDelGro Corp., Ltd.	635,300	678,201
COSCO Shipping International Singapore Co., Ltd. (b)	3,047,900	363,903
DBS Group Holdings, Ltd.	623,092	8,126,431
Genting Singapore, Ltd.	4,266,264	2,067,438
IGG, Inc. (c)	52,000	31,062
Jardine Cycle & Carriage, Ltd.	3,333	46,044
Keppel REIT	310,709	207,307
Keppel Corp., Ltd. (c)	1,048,175	3,894,263
Lippo Malls Indonesia Retail Trust REIT	6,324,100	519,661
Mapletree Commercial Trust REIT	635,200	816,389
Mapletree Logistics Trust REIT	730,900	811,056
Oversea-Chinese Banking Corp., Ltd.	1,342,956	8,149,131
SATS, Ltd.	209,400	464,729
Sembcorp Industries, Ltd.	311,000	338,554
Singapore Airlines, Ltd. (c)	321,356	1,295,490
Singapore Exchange, Ltd.	309,100	1,995,034
Singapore Press Holdings, Ltd. (c)	523,000	672,185
Singapore Technologies Engineering, Ltd.	216,800	475,061
Singapore Telecommunications, Ltd.	2,517,600	4,491,136
Soilbuild Business Space REIT	2,105,184	473,125
Suntec Real Estate Investment Trust	713,200	626,119
Security Description	Shares	Value
United Overseas Bank, Ltd.	415,108	$ 5,670,436
UOL Group, Ltd.	208,754	963,243
Venture Corp., Ltd.	91,300	870,134
Wilmar International, Ltd.	1,047,000	2,375,117
		56,626,183
SOUTH AFRICA — 0.2%
Anglo American PLC	503,599	8,844,535
Investec PLC	182,758	344,222
		9,188,757
SOUTH KOREA — 4.4%
Advanced Process Systems Corp.	11,236	226,132
Alteogen, Inc. (b)(c)	8,568	577,136
Amorepacific Corp.	9,583	1,326,435
AMOREPACIFIC Group	9,147	416,268
Anterogen Co., Ltd. (b)	1,931	59,246
Asiana Airlines, Inc. (b)	228,925	633,735
BGF retail Co., Ltd.	2,892	313,586
BNK Financial Group, Inc.	97,132	353,867
Celltrion Healthcare Co., Ltd. (b)	14,615	1,076,901
Celltrion, Inc. (b)(c)	35,697	6,715,089
Cheil Worldwide, Inc.	22,582	294,020
CJ CGV Co., Ltd. (b)(c)	36,408	529,364
CJ CheilJedang Corp.	3,962	702,996
CJ ENM Co., Ltd.	4,933	421,839
CMG Pharmaceutical Co., Ltd. (b)	59,808	180,797
CORESTEM, Inc. (b)	16,913	152,826
Coway Co., Ltd.	11,787	559,649
CUROCOM Co., Ltd. (b)(c)	40,791	83,435
Dae Han Flour Mills Co., Ltd.	13,120	1,212,470
Daelim Industrial Co., Ltd.	8,512	515,328
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	696	7,690
DB Insurance Co., Ltd.	20,452	583,815
Deutsch Motors, Inc. (b)(c)	39,382	190,869
Digitech Systems Co., Ltd. (b)(f)	19,094	—
DIO Corp. (b)	8,103	168,736
Dongwon F&B Co., Ltd.	7,184	982,574
Dongwon Industries Co., Ltd.	8,182	1,159,400
E-MART, Inc.	5,123	448,186
Fila Holdings Corp.	15,477	369,332
GS Engineering & Construction Corp.	26,720	449,961
GS Holdings Corp.	21,664	654,894
GS Home Shopping, Inc.	7,155	623,017
GY Commerce Co., Ltd. (b)(f)	32,705	30,224
Hana Financial Group, Inc.	79,396	1,506,590
Hana Tour Service, Inc. (c)	24,455	745,291
Hancom, Inc. (b)	52,923	407,351
Hankook Shell Oil Co., Ltd.	3,049	616,137
Hankook Tire & Technology Co., Ltd.	12,305	195,590

133

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hanmi Pharm Co., Ltd.	2,195	$ 471,510
Hanmi Science Co., Ltd.	12,065	267,098
Hanon Systems	81,077	590,753
Hanssem Co., Ltd.	14,153	584,791
Hanwha Aerospace Co., Ltd. (b)	19,851	335,103
Hanwha Solutions Corp.	32,986	363,094
Harim Co., Ltd. (b)	281,481	512,162
HDC Hyundai Engineering Plastics Co., Ltd.	348,517	795,890
Helixmith Co., Ltd. (b)	2,384	134,539
HLB, Inc. (b)(c)	5,342	394,940
Hotel Shilla Co., Ltd. (c)	29,361	1,700,374
HS Industries Co., Ltd.	46,488	261,587
Huons Co., Ltd.	19,778	740,853
Huons Global Co., Ltd.	12,838	269,974
Hyundai Construction Equipment Co., Ltd. (b)	924	11,385
Hyundai Electric & Energy System Co., Ltd. (b)	1,269	6,817
Hyundai Elevator Co., Ltd.	18,389	862,539
Hyundai Engineering & Construction Co., Ltd.	22,001	496,100
Hyundai Glovis Co., Ltd.	3,931	292,561
Hyundai Heavy Industries Holdings Co., Ltd.	5,160	837,146
Hyundai Marine & Fire Insurance Co., Ltd.	33,724	627,468
Hyundai Mobis Co., Ltd.	21,128	2,941,797
Hyundai Motor Co.	47,019	3,425,954
Hyundai Motor Co. Preference Shares (d)	7,657	357,895
Hyundai Motor Co. Preference Shares (d)	10,450	442,946
Hyundai Steel Co.	26,216	386,559
Industrial Bank of Korea	81,905	504,610
Inscobee, Inc. (b)	21,317	41,676
Jeil Pharmaceutical Co., Ltd.	2,711	51,220
Jenax, Inc. (b)	97,728	256,091
Kakao Corp.	12,263	1,566,432
Kangstem Biotech Co., Ltd. (b)	11,022	83,298
Kangwon Land, Inc.	26,177	424,689
KB Financial Group, Inc. (c)	179,194	5,085,762
KCC Corp.	814	86,592
KCC Glass Corp. (b)	660	9,949
Kia Motors Corp.	67,861	1,449,366
Kiwi Media Group Co., Ltd. (b)	164,731	20,298
KIWOOM Securities Co., Ltd.	53,859	3,096,998
KMW Co., Ltd. (b)(c)	11,791	486,227
Koh Young Technology, Inc.	44,035	2,807,012
Korea Aerospace Industries, Ltd.	14,783	254,408
Korea Electric Power Corp. ADR (b)(c)	243,445	1,838,010
Korea Investment Holdings Co., Ltd.	17,610	719,676
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	8,177	527,960
Korea Zinc Co., Ltd.	4,165	1,218,006
Security Description	Shares	Value
Korean Air Lines Co., Ltd. (b)	27,147	$ 417,011
KT&G Corp.	38,732	2,376,704
LG Chem, Ltd.	13,450	3,369,820
LG Chem, Ltd. Preference Shares	6,117	743,678
LG Corp.	40,433	1,959,623
LG Display Co., Ltd. ADR (b)(c)	316,143	1,403,675
LG Display Co., Ltd. (b)	67,019	611,090
LG Electronics, Inc.	38,393	1,520,140
LG Household & Health Care, Ltd.	3,100	2,852,097
LG Innotek Co., Ltd.	8,076	756,285
LG Uplus Corp.	70,867	628,713
Lotte Chemical Corp.	4,151	658,104
Lotte Corp.	24,204	477,181
Lotte Food Co., Ltd.	2,083	513,328
Lotte Shopping Co., Ltd.	4,105	252,906
Medifron DBT Co., Ltd. (b)	40,385	84,595
Medy-Tox, Inc.	4,495	728,520
Meritz Securities Co., Ltd.	167,157	388,594
Mirae Asset Daewoo Co., Ltd.	119,686	518,130
Modetour Network, Inc.	128,118	1,038,752
Muhak Co., Ltd. (b)	74,032	294,340
NAVER Corp.	49,706	6,941,323
NCSoft Corp.	5,133	2,749,181
Netmarble Corp. (b)(c)(e)	19,498	1,492,762
Nexon GT Co., Ltd. (b)	54,730	191,073
NH Investment & Securities Co., Ltd.	44,786	330,740
NHN Entertainment Corp. (b)	1,964	110,514
OCI Co., Ltd. (b)	3,978	113,718
Orientbio, Inc. (b)	23,446	11,055
Orion Corp/Republic of Korea	5,052	477,250
Orion Holdings Corp.	854	8,453
Ottogi Corp.	2,109	823,781
Pharmicell Co., Ltd. (b)	13,233	223,929
POSCO ADR (c)	122,576	4,002,106
Prostemics Co., Ltd. (b)	30,234	113,003
S-1 Corp.	11,283	741,479
Sajo Industries Co., Ltd.	46,803	907,340
Samsung Biologics Co., Ltd. (b)(e)	4,147	1,641,971
Samsung C&T Corp.	28,618	2,106,356
Samsung Electro-Mechanics Co., Ltd.	17,242	1,383,779
Samsung Electronics Co., Ltd. GDR (c)	66,679	66,212,247
Samsung Electronics Co., Ltd. Preference Shares	230,414	7,589,930
Samsung Engineering Co., Ltd. (b)	39,278	327,491
Samsung Fire & Marine Insurance Co., Ltd.	8,274	1,046,697
Samsung Heavy Industries Co., Ltd. (b)	115,135	368,856

134

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Samsung Life Insurance Co., Ltd.	25,256	$ 892,108
Samsung SDI Co., Ltd.	18,371	3,629,380
Samsung SDS Co., Ltd.	11,356	1,394,605
Samsung Securities Co., Ltd.	30,300	730,525
Shinhan Financial Group Co., Ltd.	145,568	3,419,924
Shinsegae Food Co., Ltd.	17,980	697,872
Shinsegae, Inc.	3,090	552,080
SillaJen, Inc. (b)(c)	22,552	245,463
SK Bioland Co., Ltd.	83,419	1,579,503
SK Holdings Co., Ltd.	10,372	1,427,124
SK Hynix, Inc.	177,479	12,144,413
SK Innovation Co., Ltd.	37,404	2,673,141
SK Telecom Co., Ltd. ADR	190,680	3,102,364
S-Oil Corp.	12,379	580,639
SundayToz Corp. (b)	7,386	93,739
Wonpung Mulsan Co., Ltd. (b)	61,441	116,084
Woori Financial Group, Inc.	152,346	957,364
Youlchon Chemical Co., Ltd.	67,745	684,490
Yuhan Corp.	2,939	552,866
Yungjin Pharmaceutical Co., Ltd. (b)	27,216	108,430
		221,221,325
SPAIN — 2.1%
Abertis Infraestructuras SA (b)(c)	1,675	11,891
Acciona SA	8,404	897,693
Acerinox SA	46,121	314,366
ACS Actividades de Construccion y Servicios SA	72,250	1,412,308
Aena SME SA (e)	24,036	2,624,692
Almirall SA	18,030	208,517
Amadeus IT Group SA	145,405	6,892,374
Applus Services SA	40,816	261,994
Atresmedia Corp. de Medios de Comunicacion SA	73,959	202,879
Banco Bilbao Vizcaya Argentaria SA	2,204,275	7,051,550
Banco de Sabadell SA	1,578,770	812,452
Banco Santander SA	5,169,661	12,581,411
Bankia SA (c)	242,615	271,001
Bankinter SA	266,645	978,375
Bolsas y Mercados Espanoles SHMSF SA	19,908	722,165
CaixaBank SA	1,134,504	2,116,220
Cellnex Telecom SA (e)	78,902	3,588,544
Cia de Distribucion Integral Logista Holdings SA	12,612	201,904
CIE Automotive SA	17,639	272,123
Ebro Foods SA	33,519	684,452
Enagas SA	73,782	1,464,923
Endesa SA	100,255	2,141,794
Faes Farma SA	97,195	378,065
Ferrovial SA	151,730	3,641,045
Gestamp Automocion SA (e)	54,678	139,429
Security Description	Shares	Value
Grifols SA	133,155	$ 4,529,236
Grifols SA ADR	82,186	1,655,226
Iberdrola SA	1,748,120	17,232,438
Indra Sistemas SA (b)	162,476	1,337,076
Industria de Diseno Textil SA	360,874	9,368,630
Inmobiliaria Colonial Socimi SA REIT	94,966	899,780
Let's GOWEX SA (b)(c)(f)	4,019	—
Mapfre SA	312,587	533,858
Masmovil Ibercom SA (b)	22,451	352,272
Mediaset Espana Comunicacion SA	65,796	243,729
Melia Hotels International SA	34,868	148,445
Merlin Properties Socimi SA REIT	102,316	771,269
Naturgy Energy Group SA	116,866	2,066,447
Pharma Mar SA (b)(c)	343,050	1,639,650
Prosegur Cia de Seguridad SA	85,966	215,818
Red Electrica Corp. SA	140,879	2,529,694
Repsol SA	516,123	4,718,546
Sacyr SA	187,079	285,739
Siemens Gamesa Renewable Energy SA	72,683	1,094,987
Telefonica SA	1,497,708	6,858,566
Viscofan SA	13,635	745,657
Zardoya Otis SA	56,622	382,090
		107,481,320
SWEDEN — 2.6%
AAK AB	55,148	901,164
Alfa Laval AB	270,734	4,706,837
Arjo AB Class B	24,072	120,121
Assa Abloy AB Class B	321,893	6,098,218
Atlas Copco AB Class A	207,561	6,995,026
Atlas Copco AB Class B	127,197	3,761,592
Beijer Ref AB	22,217	400,941
Bilia AB Class A	97,936	605,940
BillerudKorsnas AB	57,681	631,669
Boliden AB	86,471	1,582,324
Bravida Holding AB (e)	63,508	449,659
Castellum AB	86,517	1,467,026
Dometic Group AB (e)	93,979	420,395
Electrolux AB Class B	157,092	1,962,917
Electrolux Professional AB Class B (b)	2,448	7,042
Elekta AB Class B (c)	84,547	701,451
Epiroc AB Class A	207,561	2,062,684
Epiroc AB Class B	127,187	1,263,436
Essity AB Class B	192,757	5,953,313
Fabege AB	88,737	1,140,146
Fastighets AB Balder Class B (b)	30,532	1,100,147
Getinge AB Class B	32,577	627,031
Hennes & Mauritz AB Class B (c)	331,333	4,280,572
Hexagon AB Class B	84,317	3,608,346
Hexpol AB	101,381	609,860

135

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Holmen AB Class B	31,444	$ 865,783
Husqvarna AB Class B	133,745	674,145
ICA Gruppen AB (c)	25,131	1,060,008
Industrivarden AB Class A	63,218	1,235,302
Industrivarden AB Class C	53,296	1,043,037
Indutrade AB	28,292	771,000
Intrum AB (c)	23,122	308,871
Investment AB Latour Class B	39,141	559,400
Investor AB Class B	127,012	5,859,804
JM AB (c)	26,307	458,422
Karo Pharma AB (b)(c)	419,650	1,926,348
Kinnevik AB Class B	104,554	1,742,268
KNOW IT AB	124,370	1,707,189
Kungsleden AB	56,466	427,440
L E Lundbergforetagen AB Class B	23,138	950,957
Loomis AB Class B	23,032	469,581
Lundin Petroleum AB	73,871	1,420,352
Modern Times Group MTG AB Class B (b)	5,120	40,256
NetEnt AB	461,564	1,153,013
Nibe Industrier AB Class B	122,470	1,787,414
Nordic Entertainment Group AB Class B	5,075	107,260
Pandox AB	23,969	198,377
Saab AB Class B (c)	31,916	615,114
Samhallsbyggnadsbolaget i Norden AB	264,753	507,717
Sandvik AB	499,906	7,126,954
Securitas AB Class B	104,058	1,128,519
Skandinaviska Enskilda Banken AB Class A	564,387	3,826,874
Skanska AB Class B (b)(c)	129,928	1,986,091
SKF AB Class B (c)	118,728	1,638,132
SSAB AB Class B (c)	199,024	441,329
Svenska Cellulosa AB SCA Class B (c)	160,301	1,625,224
Svenska Handelsbanken AB Class A (b)	483,428	4,056,663
Swedbank AB Class A	334,505	3,742,531
Swedish Match AB (c)	51,395	2,946,432
Swedish Orphan Biovitrum AB (b)	71,667	1,222,456
Tele2 AB Class B	278,118	3,744,657
Telefonaktiebolaget LM Ericsson Class B	1,120,177	9,164,745
Telia Co. AB (c)	467,249	1,683,619
Tethys Oil AB	100,195	482,787
Thule Group AB (e)	28,883	503,748
Trelleborg AB Class B	78,976	855,706
Volvo AB Class A	113,667	1,367,533
Volvo AB Class B	514,507	6,205,637
Wallenstam AB Class B	66,397	757,276
Wihlborgs Fastigheter AB	42,305	590,529
		132,444,357
Security Description	Shares	Value
SWITZERLAND — 8.7%
ABB, Ltd.	650,649	$ 11,435,364
Adecco Group AG	97,140	3,829,176
Alcon, Inc. (b)	167,001	8,514,453
Aryzta AG (b)	129,965	46,745
Baloise Holding AG	15,814	2,074,101
Barry Callebaut AG	999	2,003,059
Belimo Holding AG	108	698,755
Bucher Industries AG	2,086	553,651
Cembra Money Bank AG	8,706	802,620
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,685,701
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,046,768
Cie Financiere Richemont SA	169,739	9,308,409
Clariant AG	92,767	1,559,460
Coca-Cola HBC AG	56,616	1,219,392
Comet Holding AG	17,766	1,833,430
Credit Suisse Group AG	604,868	5,001,234
DKSH Holding AG	9,921	492,384
Dufry AG	10,460	325,189
EMS-Chemie Holding AG	2,112	1,328,254
Flughafen Zurich AG	6,226	701,394
Galenica AG (e)	15,649	1,067,473
Geberit AG	12,558	5,529,128
Georg Fischer AG	1,086	750,901
Givaudan SA	3,124	9,670,177
Glencore PLC	3,825,647	5,872,591
Helvetia Holding AG	10,269	884,097
Idorsia, Ltd. (b)	31,571	822,272
IWG PLC	221,093	472,625
Julius Baer Group, Ltd.	107,005	3,652,912
Kuehne + Nagel International AG	38,860	5,335,694
LafargeHolcim, Ltd. (d)	197,290	7,210,143
LafargeHolcim, Ltd. (d)	3,268	118,224
Leonteq AG (b)(c)	14,726	579,573
Logitech International SA	54,564	2,359,524
Lonza Group AG	22,018	9,152,643
Meyer Burger Technology AG (b)(c)	40,850	6,506
Mobimo Holding AG	2,071	578,994
Nestle SA	917,485	94,304,050
Novartis AG	820,428	67,708,310
OC Oerlikon Corp. AG	60,418	484,568
Pargesa Holding SA	10,583	701,669
Partners Group Holding AG	6,224	4,307,364
PSP Swiss Property AG	12,588	1,570,329
Roche Holding AG Bearer Shares	1	321
Roche Holding AG	230,569	74,838,711
Schindler Holding AG (d)	14,632	3,212,068
Schindler Holding AG (d)	7,381	1,559,275
SGS SA	2,041	4,729,391
Sika AG	55,141	9,115,604
Sonova Holding AG	17,909	3,228,081

136

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	265,374	$ 5,787,237
Straumann Holding AG	3,171	2,364,280
Sulzer AG	24,566	1,551,323
Sunrise Communications Group AG (e)	10,531	847,879
Swatch Group AG (d)	9,600	1,919,405
Swatch Group AG (d)	18,898	743,771
Swiss Life Holding AG	10,469	3,564,145
Swiss Prime Site AG	22,986	2,250,967
Swiss Re AG	113,593	8,753,547
Swisscom AG (c)	8,363	4,496,339
Temenos AG	31,415	4,120,266
u-blox Holding AG	5,305	325,960
UBS Group AG	1,098,231	10,267,787
VAT Group AG (e)	8,143	1,127,758
Vifor Pharma AG	11,631	1,607,820
Zurich Insurance Group AG	50,123	17,789,508
		441,800,749
THAILAND — 0.0% (a)
Sea, Ltd. ADR (b)(c)	43,593	1,931,606
UNITED ARAB EMIRATES — 0.0% (a)
NMC Health PLC (f)	25,119	73,069
UNITED KINGDOM — 11.8%
3i Group PLC	311,790	3,062,678
Admiral Group PLC	79,395	2,195,342
Afren PLC (c)(f)	55,933	—
Aggreko PLC	70,587	426,594
Ashtead Group PLC	142,236	3,113,734
Associated British Foods PLC	115,743	2,603,372
AstraZeneca PLC	439,710	39,342,967
Auto Trader Group PLC (e)	241,505	1,314,903
AVEVA Group PLC	20,614	893,078
Aviva PLC	1,649,084	5,490,240
Avon Rubber PLC	148,806	4,253,002
B&M European Value Retail SA (c)	251,115	858,759
Babcock International Group PLC	167,733	796,982
BAE Systems PLC	1,013,489	6,557,335
Balfour Beatty PLC	869,936	2,336,415
Barclays PLC	4,558,581	5,319,486
Barratt Developments PLC	521,574	2,852,066
Beazley PLC	171,008	828,234
Bellway PLC	32,593	871,319
Berkeley Group Holdings PLC	34,561	1,549,169
Big Yellow Group PLC REIT	90,306	1,124,228
BP PLC	6,384,052	27,246,550
British American Tobacco PLC	721,669	24,688,460
British Land Co. PLC REIT	560,025	2,334,583
Britvic PLC	69,696	606,233
BT Group PLC	3,057,060	4,469,120
Bunzl PLC	107,571	2,173,471
Burberry Group PLC	177,743	2,919,098
Security Description	Shares	Value
Cairn Energy PLC (b)	141,700	$ 135,993
Capita PLC (b)	751,354	304,740
Capital & Counties Properties PLC REIT	242,021	497,856
Centrica PLC	2,213,458	1,045,135
Cineworld Group PLC	386,562	237,885
Close Brothers Group PLC	48,417	679,592
CNH Industrial NV	322,357	1,844,932
Coca-Cola European Partners PLC	74,834	2,808,520
Compass Group PLC	541,739	8,490,659
Croda International PLC	41,986	2,224,027
Daily Mail & General Trust PLC Class A	39,449	333,599
DCC PLC	27,330	1,728,280
Dechra Pharmaceuticals PLC	41,282	1,203,933
Derwent London PLC REIT	36,651	1,486,065
Diageo PLC	757,291	24,287,316
Dialog Semiconductor PLC (b)	25,193	681,124
Direct Line Insurance Group PLC	463,878	1,701,974
Dixons Carphone PLC	328,930	318,455
Drax Group PLC	124,398	237,078
DS Smith PLC	221,859	757,609
easyJet PLC (c)	81,197	574,884
Electrocomponents PLC	178,102	1,139,964
Experian PLC	358,851	10,015,990
Fiat Chrysler Automobiles NV	345,678	2,492,729
Firstgroup PLC (b)	1,120,648	701,027
Frasers Group PLC (b)	50,312	113,914
G4S PLC	1,174,415	1,344,088
GlaxoSmithKline PLC	1,685,485	31,653,890
Grafton Group PLC	70,546	464,484
Great Portland Estates PLC REIT	91,336	771,473
GVC Holdings PLC	177,217	1,232,743
GW Pharmaceuticals PLC ADR (b)(c)	9,355	819,217
Halma PLC	122,694	2,922,503
Hammerson PLC REIT (c)	238,620	228,950
Hargreaves Lansdown PLC	63,598	1,092,977
Hays PLC	448,042	639,993
Hiscox, Ltd.	94,861	1,088,012
HomeServe PLC	129,635	1,700,639
Howden Joinery Group PLC	192,255	1,220,540
HSBC Holdings PLC	6,394,150	36,014,882
IG Group Holdings PLC	117,115	1,005,191
IMI PLC	74,833	693,506
Imperial Brands PLC	309,656	5,747,084
Inchcape PLC	134,268	721,216
Indivior PLC (b)	260,451	147,102
Informa PLC	385,206	2,114,018
InterContinental Hotels Group PLC	63,970	2,788,481
Intermediate Capital Group PLC	95,659	1,063,360
International Consolidated Airlines Group SA	219,126	584,438

137

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
International Personal Finance PLC	108,547	$ 102,560
Intertek Group PLC	54,142	3,172,724
Intu Properties PLC REIT (b)(c)	256,486	14,165
ITV PLC	1,176,612	963,192
J Sainsbury PLC	791,952	2,066,088
JD Sports Fashion PLC	133,589	758,151
John Wood Group PLC	336,096	648,659
Johnson Matthey PLC	64,095	1,428,953
Keller Group PLC	32,477	211,820
Kingfisher PLC	1,258,305	2,245,179
Lancashire Holdings, Ltd.	64,128	493,394
Land Securities Group PLC REIT	396,500	2,737,453
Legal & General Group PLC	1,898,428	4,563,144
Lloyds Banking Group PLC	22,516,220	8,934,077
London Stock Exchange Group PLC	100,089	9,034,871
LondonMetric Property PLC REIT	220,753	481,478
M&G PLC (b)	819,646	1,144,377
Man Group PLC	885,554	1,367,612
Marks & Spencer Group PLC	969,783	1,193,344
Meggitt PLC	203,212	731,477
Melrose Industries PLC	1,493,886	1,694,895
Micro Focus International PLC	115,388	572,302
Mondi PLC	234,222	4,010,750
National Grid PLC	1,236,965	14,518,714
Next PLC	68,622	3,464,778
Ninety One PLC (b)	91,386	195,920
Nomad Foods, Ltd. (b)	65,720	1,219,763
Ocado Group PLC (b)	128,371	1,941,919
Pearson PLC	383,025	2,624,474
Pennon Group PLC	133,784	1,800,687
Persimmon PLC	40,552	963,663
Petrofac, Ltd.	76,922	186,562
Phoenix Group Holdings PLC	180,381	1,401,475
Provident Financial PLC	35,617	95,879
Prudential PLC	819,646	10,523,996
Quilter PLC (e)	756,152	1,106,357
Reckitt Benckiser Group PLC	230,298	17,561,820
Redrow PLC	66,082	294,569
RELX PLC (d)	404,337	8,683,516
RELX PLC (d)	328,602	7,063,345
Rentokil Initial PLC	593,892	2,855,746
Rightmove PLC	327,411	1,978,714
Rio Tinto PLC	379,522	17,498,829
Rio Tinto, Ltd.	126,505	6,548,036
Rolls-Royce Holdings PLC	688,905	2,909,432
Rotork PLC	351,466	937,407
Royal Bank of Scotland Group PLC	1,440,276	2,016,248
Royal Mail PLC	146,814	227,917
RSA Insurance Group PLC	438,459	2,285,577
Sage Group PLC	360,235	2,643,414
Schroders PLC	36,670	1,129,449
Security Description	Shares	Value
Segro PLC REIT	308,319	$ 2,920,774
Serco Group PLC (b)	581,416	886,019
Severn Trent PLC	76,864	2,173,012
Shaftesbury PLC REIT	89,596	686,009
Signature Aviation PLC	304,651	623,291
Smith & Nephew PLC	307,273	5,465,491
Smiths Group PLC	183,211	2,785,135
Spectris PLC	39,573	1,206,105
Spirax-Sarco Engineering PLC	23,110	2,339,701
SSE PLC	491,624	7,955,140
SSP Group PLC	142,405	542,969
St James's Place PLC	167,931	1,581,685
Standard Chartered PLC	934,068	5,163,246
Standard Life Aberdeen PLC	1,191,572	3,308,100
Subsea 7 SA	81,061	382,417
TalkTalk Telecom Group PLC	139,833	147,291
Tate & Lyle PLC	292,401	2,378,411
Taylor Wimpey PLC	791,148	1,152,656
Telecom Plus PLC	19,970	307,542
Tesco PLC	3,504,524	9,942,356
TP ICAP PLC	187,811	788,053
Travis Perkins PLC	51,391	562,413
Tritax Big Box REIT PLC	698,198	971,350
Tullow Oil PLC	582,303	77,437
Unilever NV	532,240	26,166,145
Unilever PLC	371,653	18,781,176
UNITE Group PLC REIT	84,499	839,768
United Utilities Group PLC	228,042	2,552,764
Victrex PLC	30,432	743,363
Virgin Money UK PLC (b)	239,171	180,785
Vodafone Group PLC	9,238,087	12,943,888
Weir Group PLC	37,232	332,856
WH Smith PLC	34,634	489,996
Whitbread PLC	60,086	2,257,461
William Hill PLC	462,109	390,437
Wm Morrison Supermarkets PLC	1,266,691	2,795,728
Workspace Group PLC REIT	75,878	714,575
WPP PLC	431,047	2,947,105
		602,061,006
UNITED STATES — 0.5%
Argonaut Gold, Inc. (b)	112,996	85,738
Carnival PLC	103,026	1,253,710
Constellium SE (b)(c)	26,223	136,622
Cushman & Wakefield PLC (b)(c)	51,731	607,322
Ferguson PLC	110,631	6,935,666
Flex, Ltd. (b)	442,904	3,709,321
ICON PLC (b)	19,841	2,698,376
International Game Technology PLC (c)	33,651	200,223
Mellanox Technologies, Ltd. (b)(c)	14,856	1,802,330
QIAGEN NV (b)	74,907	3,009,040
REC Silicon ASA (b)(c)	97,527	26,432
Spotify Technology SA (b)	14,550	1,766,952

138

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Stratasys, Ltd. (b)(c)	14,751	$ 235,278
		22,467,010
TOTAL COMMON STOCKS (Cost $6,201,383,824)		5,043,832,873

RIGHTS — 0.0% (a)
AUSTRIA — 0.0% (a)
AMS AG RIGHT (b)	342	271
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (b)	32,808	11,029
TOTAL RIGHTS (Cost $16,059)		11,300
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 02/21/23) (b) (Cost: $2)	13	1
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	1,887,145	1,885,446
State Street Navigator Securities Lending Portfolio II (i) (j)	47,650,642	47,650,642
TOTAL SHORT-TERM INVESTMENTS (Cost $49,536,197)		49,536,088
TOTAL INVESTMENTS — 100.1% (Cost $6,250,936,082)		5,093,380,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,659,890)
NET ASSETS — 100.0%		$ 5,086,720,372

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $131,085, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,043,563,861	$137,927	$131,085	$5,043,832,873
Rights	11,029	271	—	11,300
Warrants	1	—	—	1
Short-Term Investments	49,536,088	—	—	49,536,088
TOTAL INVESTMENTS	$5,093,110,979	$138,198	$131,085	$5,093,380,262
139

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$ 2,670,363	$123,795,916	$124,570,713	$(9,997)	$(123)	1,887,145	$ 1,885,446	$ 45,006
State Street Navigator Securities Lending Portfolio II	—	—	429,074,735	381,424,093	—	—	47,650,642	47,650,642	400,352
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$110,868,309	$639,823,895	$701,145,996	$(9,997)	$(123)		$49,536,088	$574,188
140

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	128,500	$ 384,329
AVIC Aircraft Co., Ltd. Class A	177,600	397,384
AVIC Electromechanical Systems Co., Ltd. Class A	440,000	447,561
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	86,200	348,171
AviChina Industry & Technology Co., Ltd. Class H	2,056,000	793,126
AVICOPTER PLC Class A	62,800	368,479
China Avionics Systems Co., Ltd. Class A	200,087	364,708
China Spacesat Co., Ltd. Class A	128,600	530,133
		3,633,891
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. ADR (a)	95,628	511,610
SF Holding Co., Ltd. Class A	81,600	543,831
Sinotrans, Ltd. Class A	684,560	338,021
Sinotrans, Ltd. Class H	946,000	233,116
STO Express Co., Ltd. Class A	128,271	316,144
YTO Express Group Co., Ltd. Class A	245,600	400,891
Yunda Holding Co., Ltd. Class A	82,460	358,426
ZTO Express Cayman, Inc. ADR (a)	242,961	6,433,607
		9,135,646
AIRLINES — 0.2%
Air China, Ltd. Class A	358,400	329,165
Air China, Ltd. Class H (b)	1,230,000	793,456
China Eastern Airlines Corp., Ltd. Class H (a) (b)	1,412,000	482,757
China Southern Airlines Co., Ltd. Class A	448,100	325,571
China Southern Airlines Co., Ltd. Class H (b)	782,000	335,969
Spring Airlines Co., Ltd. Class A	68,500	311,952
		2,578,870
AUTO COMPONENTS — 0.4%
China First Capital Group, Ltd. (a)	2,022,000	46,696
Fuyao Glass Industry Group Co., Ltd. Class A	132,700	359,074
Fuyao Glass Industry Group Co., Ltd. Class H (c)	218,800	468,036
Huayu Automotive Systems Co., Ltd. Class A	130,100	395,355
Minth Group, Ltd.	372,000	797,667
Shandong Linglong Tyre Co., Ltd. Class A	148,500	414,188
Tianneng Power International, Ltd. (b)	416,000	309,683
Xinyi Glass Holdings, Ltd.	1,226,000	1,407,759
Security Description	Shares	Value
Zhejiang Century Huatong Group Co., Ltd. Class A	316,760	$ 551,901
		4,750,359
AUTOMOBILES — 1.3%
BAIC Motor Corp., Ltd. Class H (c)	1,101,900	437,866
Brilliance China Automotive Holdings, Ltd.	1,634,000	1,344,995
BYD Co., Ltd. Class A	59,400	502,556
BYD Co., Ltd. Class H (b)	363,000	1,896,747
Chongqing Changan Automobile Co., Ltd. Class A	366,900	547,643
Dongfeng Motor Group Co., Ltd. Class H	1,471,300	969,996
Geely Automobile Holdings, Ltd.	2,796,000	4,126,777
Great Wall Motor Co., Ltd. Class H	1,940,000	1,243,959
Guangzhou Automobile Group Co., Ltd. Class H	1,679,691	1,688,164
NIO, Inc. ADR (a) (b)	316,374	879,520
Qingling Motors Co., Ltd. Class H	3,000,000	611,542
SAIC Motor Corp., Ltd. Class A	412,879	1,194,100
		15,443,865
BANKS — 12.4%
Agricultural Bank of China, Ltd. Class A	4,586,100	2,180,406
Agricultural Bank of China, Ltd. Class H	15,939,000	6,395,424
Bank of Beijing Co., Ltd. Class A	661,000	450,415
Bank of Chengdu Co., Ltd. Class A	363,400	386,050
Bank of China, Ltd. Class A	2,647,000	1,299,563
Bank of China, Ltd. Class H	43,059,700	16,499,672
Bank of Chongqing Co., Ltd. Class H	1,329,500	667,246
Bank of Communications Co., Ltd. Class A	876,500	638,066
Bank of Communications Co., Ltd. Class H	13,085,824	8,019,413
Bank of Guiyang Co., Ltd. Class A	348,000	376,073
Bank of Hangzhou Co., Ltd. Class A	359,600	390,638
Bank of Jiangsu Co., Ltd. Class A	443,100	375,699
Bank of Nanjing Co., Ltd. Class A	363,400	371,695
Bank of Ningbo Co., Ltd. Class A	227,800	741,100
Bank of Shanghai Co., Ltd. Class A	513,700	597,174
Bank of Zhengzhou Co., Ltd. Class A	619,900	341,950
China CITIC Bank Corp., Ltd. Class H	7,457,471	3,685,006
China Construction Bank Corp. Class H	54,397,623	44,495,598
China Everbright Bank Co., Ltd. Class A	1,700,100	865,856
China Everbright Bank Co., Ltd. Class H	832,000	318,807
China Merchants Bank Co., Ltd. Class A	836,400	3,809,005

141

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	2,133,235	$ 9,632,846
China Minsheng Banking Corp., Ltd. Class A	819,700	660,321
China Minsheng Banking Corp., Ltd. Class H	4,457,259	3,312,365
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,217,000	909,580
Huaxia Bank Co., Ltd. Class A	445,000	406,189
Industrial & Commercial Bank of China, Ltd. Class A	2,485,400	1,805,791
Industrial & Commercial Bank of China, Ltd. Class H	43,006,789	29,463,166
Industrial Bank Co., Ltd. Class A	860,700	1,931,906
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	411,600	397,187
Ping An Bank Co., Ltd. Class A	706,800	1,276,352
Postal Savings Bank of China Co., Ltd. Class H (c)	3,804,000	2,316,490
Shanghai Pudong Development Bank Co., Ltd. Class A	1,199,470	1,717,590
		146,734,639
BEVERAGES — 1.8%
Anhui Gujing Distillery Co., Ltd. Class A	30,400	489,912
Anhui Kouzi Distillery Co., Ltd. Class A	50,300	293,503
Beijing Shunxin Agriculture Co., Ltd. Class A	56,400	488,473
Beijing Yanjing Brewery Co., Ltd. Class A	490,600	418,050
China Resources Beer Holdings Co., Ltd.	753,667	3,442,157
Chongqing Brewery Co., Ltd. Class A	70,839	454,824
Jiangsu King's Luck Brewery JSC, Ltd. Class A	102,700	407,862
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	60,100	711,124
Kweichow Moutai Co., Ltd. Class A	54,231	8,500,133
Luzhou Laojiao Co., Ltd. Class A	60,100	624,470
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	40,900	520,352
Sichuan Swellfun Co., Ltd. Class A	66,600	404,493
Tibet Water Resources, Ltd. (a)	1,748,000	68,784
Tsingtao Brewery Co., Ltd. Class H	245,000	1,250,145
Wuliangye Yibin Co., Ltd. Class A	166,000	2,697,892
Yantai Changyu Pioneer Wine Co., Ltd. Class A	102,600	338,854
		21,111,028
BIOTECHNOLOGY — 0.9%
3SBio, Inc. (a) (c)	647,500	674,157
BeiGene, Ltd. ADR (a)	19,128	2,354,848
Beijing SL Pharmaceutical Co., Ltd. Class A	214,375	361,415
Security Description	Shares	Value
Beijing Tiantan Biological Products Corp., Ltd. Class A	108,691	$ 557,854
Berry Genomics Co., Ltd. Class A (a)	90,600	455,032
China Biologic Products Holdings, Inc. (a) (b)	12,552	1,354,737
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	224,900	550,177
Getein Biotech, Inc. Class A	94,880	426,734
Hualan Biological Engineering, Inc. Class A	90,185	609,698
Innovent Biologics, Inc. (a) (c)	210,000	885,962
Jinyu Bio-Technology Co., Ltd. Class A	169,100	508,622
Shanghai Haohai Biological Technology Co., Ltd. Class H (a) (c)	19,900	74,713
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	359,600	394,697
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	233,400	445,186
Zai Lab, Ltd. ADR (a)	25,455	1,310,423
		10,964,255
BUILDING PRODUCTS — 0.1%
Beijing New Building Materials PLC Class A	161,400	537,378
China Lesso Group Holdings, Ltd.	433,000	570,935
Zhejiang Weixing New Building Materials Co., Ltd. Class A	192,575	300,482
		1,408,795
CAPITAL MARKETS — 2.1%
Anxin Trust Co., Ltd. Class A (a)	589,600	216,563
Caitong Securities Co., Ltd. Class A	275,100	392,379
Central China Securities Co., Ltd. Class H	473,000	77,502
Changjiang Securities Co., Ltd. Class A	407,900	367,721
China Cinda Asset Management Co., Ltd. Class H	5,746,200	1,089,798
China Everbright, Ltd.	780,000	1,151,247
China Galaxy Securities Co., Ltd. Class H	2,503,000	1,214,218
China Huarong Asset Management Co., Ltd. Class H (c)	6,307,000	797,438
China International Capital Corp., Ltd. Class H (b) (c)	299,200	484,069
China Merchants Securities Co., Ltd. Class A	312,379	754,483
CITIC Securities Co., Ltd. Class A	293,000	916,012
CITIC Securities Co., Ltd. Class H	1,434,000	2,627,153
CSC Financial Co., Ltd. Class A	120,900	529,264
Dongxing Securities Co., Ltd. Class A	261,700	402,803
Everbright Securities Co., Ltd. Class A	249,500	387,545

142

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Founder Securities Co., Ltd. Class A	419,900	$ 425,338
GF Securities Co., Ltd. Class A	209,400	404,135
GF Securities Co., Ltd. Class H	906,800	972,211
Guosen Securities Co., Ltd. Class A	244,600	383,039
Guotai Junan International Holdings, Ltd. (b)	1,979,000	260,432
Guotai Junan Securities Co., Ltd. Class A	404,800	929,734
Guoyuan Securities Co., Ltd. Class A	332,900	391,222
Haitong Securities Co., Ltd. Class A	220,800	399,971
Haitong Securities Co., Ltd. Class H	1,917,400	1,753,908
Huaan Securities Co., Ltd. Class A	448,600	488,585
Huatai Securities Co., Ltd. Class A	283,800	689,861
Huatai Securities Co., Ltd. Class H (c)	847,200	1,259,176
Huaxi Securities Co., Ltd. Class A	290,900	431,741
Industrial Securities Co., Ltd. Class A	451,400	398,021
Noah Holdings, Ltd. ADR (a) (b)	3,574	92,424
Orient Securities Co., Ltd. Class A	324,300	417,259
SDIC Capital Co., Ltd. Class A	227,985	394,009
Shanxi Securities Co., Ltd. Class A	361,700	358,220
Shenwan Hongyuan Group Co., Ltd. Class A	937,510	583,282
Sinolink Securities Co., Ltd. Class A	327,300	422,504
SooChow Securities Co., Ltd. Class A	402,652	449,903
Southwest Securities Co., Ltd. Class A	628,600	400,845
Western Securities Co., Ltd. Class A	324,200	378,253
Zheshang Securities Co., Ltd. Class A	321,700	454,307
		24,546,575
CHEMICALS — 0.7%
ADAMA, Ltd. Class A	311,500	470,225
China BlueChemical, Ltd. Class H	2,400,000	371,570
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	417,600	463,660
Fufeng Group, Ltd.	532,000	183,261
Hengli Petrochemical Co., Ltd. Class A	214,400	377,488
Hengyi Petrochemical Co., Ltd. Class A	229,978	405,565
Huapont Life Sciences Co., Ltd. Class A	624,800	429,273
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (a)	950,400	329,842
Security Description	Shares	Value
Jiangsu Eastern Shenghong Co., Ltd. Class A	547,000	$ 368,103
Lomon Billions Group Co., Ltd. Class A	229,100	482,557
Rongsheng Petro Chemical Co., Ltd. Class A	261,200	403,507
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	167,096	370,109
Shanghai Huayi Group Co., Ltd. Class A	395,753	298,705
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,969,999	487,995
Suli Co., Ltd. Class A	130,900	362,883
Tianqi Lithium Corp. Class A	115,700	301,158
Tongkun Group Co., Ltd. Class A	223,400	369,696
Transfar Zhilian Co., Ltd. Class A	369,400	321,027
Wanhua Chemical Group Co., Ltd. Class A	123,000	715,802
Zhejiang Juhua Co., Ltd. Class A	411,600	393,703
Zhejiang Longsheng Group Co., Ltd. Class A	189,300	318,073
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	388,000	325,149
		8,549,351
COMMERCIAL SERVICES & SUPPLIES — 0.5%
China Everbright International, Ltd.	2,217,925	1,273,370
Country Garden Services Holdings Co., Ltd.	635,000	2,580,668
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	43,436
Dongjiang Environmental Co., Ltd. Class H (b)	185,800	128,007
Greentown Service Group Co., Ltd.	734,000	890,168
Shanghai M&G Stationery, Inc. Class A	72,180	471,479
		5,387,128
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co., Ltd. Class A (a)	253,700	481,401
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	259,700	364,185
BYD Electronic International Co., Ltd. (b)	339,000	565,955
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (b)	1,530,310	614,027
Fiberhome Telecommunication Technologies Co., Ltd. Class A	104,100	485,238
Fujian Star-net Communication Co., Ltd. Class A	100,900	522,422
Guangzhou Haige Communications Group, Inc. Co. Class A	298,000	474,230
Hengtong Optic-electric Co., Ltd. Class A	187,800	428,685

143

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hytera Communications Corp., Ltd. Class A	279,000	$ 229,476
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	209,000	379,122
ZTE Corp. Class A (a)	120,900	730,019
ZTE Corp. Class H (a) (b)	451,397	1,400,624
		6,675,384
CONSTRUCTION & ENGINEERING — 1.0%
China Communications Construction Co., Ltd. Class A	288,700	336,427
China Communications Construction Co., Ltd. Class H	2,697,394	1,879,256
China Communications Services Corp., Ltd. Class H	1,247,600	907,825
China Machinery Engineering Corp. Class H	443,000	120,025
China National Chemical Engineering Co., Ltd. Class A	509,400	429,039
China Railway Construction Corp., Ltd. Class A	349,700	484,968
China Railway Construction Corp., Ltd. Class H	1,075,875	1,204,840
China Railway Group, Ltd. Class A	483,100	366,677
China Railway Group, Ltd. Class H	2,546,000	1,356,614
China Railway Hi-tech Industry Co., Ltd. Class A	282,700	379,688
China State Construction Engineering Corp., Ltd. Class A	1,573,100	1,169,583
China State Construction International Holdings, Ltd.	1,228,000	909,407
Metallurgical Corp. of China, Ltd. Class A	1,015,800	375,469
Metallurgical Corp. of China, Ltd. Class H	1,832,000	321,449
Power Construction Corp. of China, Ltd. Class A	622,300	345,908
Shanghai Construction Group Co., Ltd. Class A	851,300	385,524
Sinopec Engineering Group Co., Ltd. Class H	665,000	279,697
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	312,400	361,841
		11,614,237
CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. Class A	94,200	732,262
Anhui Conch Cement Co., Ltd. Class H	728,500	5,061,312
BBMG Corp. Class H (b)	1,466,000	366,930
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	139,300	668,771
China Jushi Co., Ltd. Class A	361,300	402,679
China National Building Material Co., Ltd. Class H	2,294,000	2,506,829
China Resources Cement Holdings, Ltd.	965,163	1,151,835
Security Description	Shares	Value
CSG Holding Co., Ltd. Class A	658,817	$ 408,031
Huaxin Cement Co., Ltd. Class A	151,700	498,019
Jinyuan EP Co., Ltd. Class A	318,700	369,139
Sichuan Shuangma Cement Co., Ltd. Class A (a)	206,900	370,705
Tangshan Jidong Cement Co., Ltd. Class A	180,400	499,089
		13,035,601
CONSUMER FINANCE — 0.0% (e)
Chong Sing Holdings FinTech Group (a)	17,798,900	27,556
LexinFintech Holdings, Ltd. ADR (a) (b)	10,804	95,832
Qudian, Inc. ADR (a) (b)	36,798	66,236
		189,624
CONTAINERS & PACKAGING — 0.0% (e)
Greatview Aseptic Packaging Co., Ltd.	440,000	136,242
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	137,240	430,993
		567,235
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	652,000	419,755
DIVERSIFIED CONSUMER SERVICES — 1.8%
Bright Scholar Education Holdings, Ltd. ADR	18,946	127,507
China Education Group Holdings, Ltd. (b)	471,000	656,285
China Maple Leaf Educational Systems, Ltd.	1,003,497	310,724
China Yuhua Education Corp., Ltd. (c)	628,000	465,071
Fu Shou Yuan International Group, Ltd.	862,000	758,472
New Oriental Education & Technology Group, Inc. ADR (a)	65,348	7,073,267
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	157,400	352,630
TAL Education Group ADR (a)	201,282	10,720,279
Zhejiang Yasha Decoration Co., Ltd. Class A	542,300	530,197
		20,994,432
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Avic Capital Co., Ltd. Class A	611,300	338,931
Bohai Leasing Co., Ltd. Class A (a)	792,100	324,072
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Far East Horizon, Ltd.	1,382,000	1,114,387
		1,777,390

144

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
China Telecom Corp., Ltd. Class H	7,972,951	$ 2,417,324
China Tower Corp., Ltd. Class H (c)	24,536,000	5,508,088
China Unicom Hong Kong, Ltd.	3,303,805	1,905,328
CITIC Telecom International Holdings, Ltd.	1,321,000	438,010
		10,268,750
ELECTRICAL EQUIPMENT — 0.5%
Baosheng Science and Technology Innovation Co., Ltd. Class A	775,952	445,547
Dongfang Electric Corp., Ltd. Class A	308,100	366,858
Dongfang Electric Corp., Ltd. Class H	242,200	119,680
Fangda Carbon New Material Co., Ltd. Class A (a)	243,300	308,579
Fullshare Holdings, Ltd. (a) (b)	4,952,500	76,675
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	704,300	213,629
Nanyang Topsec Technologies Group, Inc. Class A (a)	171,800	559,401
NARI Technology Co., Ltd. Class A	178,700	497,916
Ningbo Sanxing Medical Electric Co., Ltd. Class A	461,300	480,290
Shanghai Electric Group Co., Ltd. Class A	578,500	375,427
Shanghai Electric Group Co., Ltd. Class H	2,532,000	669,677
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	19,658
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	228,500	306,248
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	403,360	351,273
Zhejiang Chint Electrics Co., Ltd. Class A	131,900	440,088
Zhuzhou CRRC Times Electric Co., Ltd. Class H	325,800	964,676
		6,195,622
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc. (b)	391,745	2,031,783
Accelink Technologies Co., Ltd. Class A	98,100	434,711
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	74,100	332,019
AVIC Jonhon Optronic Technology Co., Ltd. Class A	73,800	356,079
BOE Technology Group Co., Ltd. Class A	1,530,100	800,862
Foxconn Industrial Internet Co., Ltd. Class A	210,600	392,487
Security Description	Shares	Value
GoerTek, Inc. Class A	197,900	$ 458,161
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	386,800	1,522,491
Hollysys Automation Technologies, Ltd.	23,780	306,762
Ju Teng International Holdings, Ltd.	1,120,000	206,634
Kingboard Holdings, Ltd.	385,499	903,206
Kingboard Laminates Holdings, Ltd.	372,500	344,583
Lingyi iTech Guangdong Co. Class A (a)	298,800	346,511
Luxshare Precision Industry Co., Ltd. Class A	225,300	1,212,924
NAURA Technology Group Co., Ltd. Class A	38,500	631,691
OFILM Group Co., Ltd. Class A (a)	222,400	427,970
Shengyi Technology Co., Ltd. Class A	111,100	414,889
Shennan Circuits Co., Ltd. Class A	26,000	724,150
Shenzhen Kinwong Electronic Co., Ltd. Class A	60,900	375,889
Sunny Optical Technology Group Co., Ltd.	387,900	5,224,782
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	136,100	395,731
Tianma Microelectronics Co., Ltd. Class A	202,800	381,384
Tunghsu Optoelectronic Technology Co., Ltd. Class A	577,400	244,378
Unigroup Guoxin Microelectronics Co., Ltd. Class A	53,800	378,745
Unisplendour Corp., Ltd. Class A	88,940	443,182
Universal Scientific Industrial Shanghai Co., Ltd. Class A	172,600	386,683
Wasion Holdings, Ltd.	452,000	155,120
Westone Information Industry, Inc. Class A	98,800	313,341
Wuhan Guide Infrared Co., Ltd. Class A	97,200	462,811
WUS Printed Circuit Kunshan Co., Ltd. Class A	111,500	372,495
Zhejiang Dahua Technology Co., Ltd. Class A	171,200	390,551
		21,373,005
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (b)	1,236,000	78,935
China Oilfield Services, Ltd. Class H	1,029,900	795,921
Sinopec Oilfield Service Corp. Class H (a)	1,670,000	127,121
		1,001,977
ENTERTAINMENT — 1.7%
Alibaba Pictures Group, Ltd. (a)	8,760,000	1,130,191
Bilibili, Inc. ADR (a) (b)	44,284	1,037,131
Changyou.com, Ltd. ADR	11,109	118,866

145

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Film Co., Ltd. Class A	185,400	$ 308,643
Giant Network Group Co., Ltd. Class A	161,500	378,448
HUYA, Inc. ADR (a) (b)	24,592	416,834
iQIYI, Inc. ADR (a) (b)	124,572	2,217,382
Leyou Technologies Holdings, Ltd. (a) (b)	455,000	133,256
NetDragon Websoft Holdings, Ltd.	233,000	562,141
NetEase, Inc. ADR	37,809	12,135,177
Perfect World Co., Ltd. Class A	102,400	686,933
Poly Culture Group Corp., Ltd. Class H	124,200	70,826
Wanda Film Holding Co., Ltd. Class A (a)	175,200	389,295
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	171,100	788,370
		20,373,493
FOOD & STAPLES RETAILING — 0.3%
Jiajiayue Group Co., Ltd. Class A	118,108	538,203
Laobaixing Pharmacy Chain JSC Class A	43,100	473,673
Sun Art Retail Group, Ltd.	1,298,000	1,925,841
Yifeng Pharmacy Chain Co., Ltd. Class A	40,100	526,693
Yonghui Superstores Co., Ltd. Class A	368,000	531,633
		3,996,043
FOOD PRODUCTS — 2.3%
Ausnutria Dairy Corp., Ltd.	177,000	280,883
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (d)	701,000	91,346
China Mengniu Dairy Co., Ltd.	1,535,220	5,337,984
China Yurun Food Group, Ltd. (a) (b)	1,181,000	99,040
CP Pokphand Co., Ltd.	3,012,000	237,046
Dali Foods Group Co., Ltd. (c)	672,000	468,178
Foshan Haitian Flavouring & Food Co., Ltd. Class A	98,200	1,734,107
Fujian Sunner Development Co., Ltd. Class A	109,600	365,684
Guangdong Haid Group Co., Ltd. Class A	88,000	499,083
Health & Happiness H&H International Holdings, Ltd.	188,000	694,913
Henan Shuanghui Investment & Development Co., Ltd. Class A	122,900	681,410
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	232,200	978,174
Jiangxi Zhengbang Technology Co., Ltd. Class A	171,900	462,235
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	75,593	509,769
Security Description	Shares	Value
Muyuan Foodstuff Co., Ltd. Class A	90,731	$ 1,564,323
New Hope Liuhe Co., Ltd. Class A	184,200	816,767
Tingyi Cayman Islands Holding Corp.	1,073,844	1,756,743
Toly Bread Co., Ltd. Class A	62,978	439,625
Tongwei Co., Ltd. Class A	206,100	337,578
Uni-President China Holdings, Ltd.	850,400	825,066
Want Want China Holdings, Ltd.	3,617,933	2,623,280
WH Group, Ltd. (c)	5,186,606	4,851,423
Yihai International Holding, Ltd.	247,000	1,870,609
		27,525,266
GAS UTILITIES — 0.8%
Beijing Enterprises Holdings, Ltd.	313,000	1,148,880
China Gas Holdings, Ltd.	1,164,000	4,054,755
China Oil & Gas Group, Ltd.	2,216,000	70,046
China Resources Gas Group, Ltd.	499,000	2,510,805
Kunlun Energy Co., Ltd.	2,265,400	1,324,009
		9,108,495
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	134,282	687,304
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,516,000	1,916,784
		2,604,088
HEALTH CARE PROVIDERS & SERVICES — 0.4%
China National Accord Medicines Corp., Ltd. Class A	66,900	377,057
China Resources Medical Holdings Co., Ltd.	478,500	256,817
Huadong Medicine Co., Ltd. Class A	106,000	260,955
Jointown Pharmaceutical Group Co., Ltd. Class A	217,100	520,682
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	240,000	399,876
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	590,900	1,004,794
Sinopharm Group Co., Ltd. Class H	674,000	1,516,541
		4,336,722
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	99,054	923,971
HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	577,000	139,208
China International Travel Service Corp., Ltd. Class A	81,200	769,820
China Travel International Investment Hong Kong, Ltd.	3,608,000	451,530
Haidilao International Holding, Ltd. (b) (c)	379,000	1,476,706

146

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Huazhu Group, Ltd. ADR (b)	62,043	$ 1,782,495
Imperial Pacific International Holdings, Ltd. (a) (b)	26,890,300	149,180
Luckin Coffee, Inc. ADR (a) (b)	15,480	420,901
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,408,187	236,185
Shanghai Jinjiang International Hotels Co., Ltd. Class A	125,410	425,865
Shenzhen Overseas Chinese Town Co., Ltd. Class A	424,400	382,596
Yum China Holdings, Inc.	206,420	8,799,685
		15,034,171
HOUSEHOLD DURABLES — 0.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	251,600	1,852,871
Guangzhou Holike Creative Home Co., Ltd. Class A	198,776	392,044
Haier Electronics Group Co., Ltd.	709,000	1,888,923
Haier Smart Home Co., Ltd. Class A	211,100	428,859
Hang Zhou Great Star Industrial Co., Ltd. Class A	257,400	339,535
Hangzhou Robam Appliances Co., Ltd. Class A	110,800	444,563
Hisense Home Appliances Group Co., Ltd. Class H	325,000	299,804
Jason Furniture Hangzhou Co., Ltd. Class A	86,100	426,601
Joyoung Co., Ltd. Class A	131,854	523,643
KingClean Electric Co., Ltd. Class A	130,600	375,870
NavInfo Co., Ltd. Class A	177,900	353,130
Oppein Home Group, Inc. Class A	25,200	336,216
Shenzhen MTC Co., Ltd. Class A (a)	745,600	432,326
Skyworth Group, Ltd. (a)	2,043,423	435,001
Suofeiya Home Collection Co., Ltd. Class A	160,900	408,140
TCL Technology Group Corp Class A	807,200	471,461
Zhejiang Supor Co., Ltd. Class A	42,665	416,104
		9,825,091
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	516,000	1,251,571
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.9%
Beijing Enterprises Clean Energy Group, Ltd. (a)	12,225,714	58,361
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,114,000	160,972
CGN Power Co., Ltd. Class H (c)	6,290,000	1,444,503
China Datang Corp. Renewable Power Co., Ltd. Class H	1,814,000	131,061
China Longyuan Power Group Corp., Ltd. Class H	1,872,000	1,028,877
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	550,800	$ 341,909
China Power International Development, Ltd.	2,820,000	523,913
China Resources Power Holdings Co., Ltd.	1,078,092	1,187,850
China Yangtze Power Co., Ltd. Class A	914,700	2,231,196
Concord New Energy Group, Ltd.	4,420,000	168,226
Datang International Power Generation Co., Ltd. Class H	3,610,287	484,421
Huadian Fuxin Energy Corp., Ltd. Class H	2,108,000	348,120
Huadian Power International Corp., Ltd. Class H	1,144,000	340,946
Huaneng Power International, Inc. Class A	480,100	317,664
Huaneng Power International, Inc. Class H	2,268,129	851,547
SDIC Power Holdings Co., Ltd. Class A	330,800	370,553
Sichuan Chuantou Energy Co., Ltd. Class A	309,600	401,840
		10,391,959
INDUSTRIAL CONGLOMERATES — 0.2%
CITIC, Ltd.	1,993,000	2,085,336
Shanghai Industrial Holdings, Ltd.	377,000	570,055
		2,655,391
INSURANCE — 4.8%
China Life Insurance Co., Ltd. Class A	160,800	597,538
China Life Insurance Co., Ltd. Class H	4,217,040	8,258,998
China Pacific Insurance Group Co., Ltd. Class A	226,400	901,358
China Pacific Insurance Group Co., Ltd. Class H	1,502,000	4,544,233
China Reinsurance Group Corp. Class H	1,682,000	195,306
China Taiping Insurance Holdings Co., Ltd.	769,891	1,261,481
Fanhua, Inc. ADR (b)	32,457	653,035
Hubei Biocause Pharmaceutical Co., Ltd. Class A	415,400	346,938
New China Life Insurance Co., Ltd. Class A	59,000	331,283
New China Life Insurance Co., Ltd. Class H	500,700	1,560,065
People's Insurance Co. Group of China, Ltd. Class A	331,500	294,638
People's Insurance Co. Group of China, Ltd. Class H	3,496,000	1,154,674
PICC Property & Casualty Co., Ltd. Class H	3,860,287	3,735,328
Ping An Insurance Group Co. of China, Ltd. Class A	428,800	4,184,433

147

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	3,004,100	$ 29,514,278
		57,533,586
INTERACTIVE MEDIA & SERVICES — 15.1%
58.com, Inc. ADR (a)	51,558	2,511,906
Autohome, Inc. ADR (a)	31,509	2,237,769
Baidu, Inc. ADR (a)	150,309	15,149,644
Bitauto Holdings, Ltd. ADR (a)	23,396	243,084
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
JOYY, Inc. ADR (a)	24,668	1,313,818
Momo, Inc. ADR	91,113	1,976,241
Phoenix New Media, Ltd. ADR	50,514	62,536
Qutoutiao, Inc. ADR (a) (b)	54,861	131,118
SINA Corp. (a)	34,374	1,094,468
Sogou, Inc. ADR (a) (b)	14,135	47,494
Sohu.com, Ltd. ADR (a)	33,483	208,599
Tencent Holdings, Ltd.	3,122,115	153,147,134
Tian Ge Interactive Holdings, Ltd. (a) (c)	169,000	36,849
Weibo Corp. ADR (a) (b)	34,138	1,130,309
		179,290,969
INTERNET & DIRECT MARKETING RETAIL — 18.9%
Alibaba Group Holding, Ltd. ADR (a)	852,333	165,761,722
Baozun, Inc. ADR (a) (b)	17,318	483,865
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	838,579	307,596
JD.com, Inc. ADR (a)	474,568	19,220,004
Meituan Dianping Class B (a)	1,927,700	23,291,373
Pinduoduo, Inc. ADR (a) (b)	188,600	6,795,258
Tongcheng-Elong Holdings, Ltd. (a)	406,907	572,229
Trip.com Group, Ltd. ADR (a)	219,444	5,145,962
Vipshop Holdings, Ltd. ADR (a)	211,694	3,298,192
		224,876,201
IT SERVICES — 0.4%
21Vianet Group, Inc. ADR (a)	46,867	649,577
AGTech Holdings, Ltd. (a)	1,880,000	55,545
China TransInfo Technology Co., Ltd. Class A	163,100	469,405
Chinasoft International, Ltd.	1,110,000	579,997
Digital China Holdings, Ltd.	825,000	373,602
GDS Holdings, Ltd. ADR (a)	35,558	2,061,297
Hi Sun Technology China, Ltd. (a)	1,329,000	154,318
TravelSky Technology, Ltd. Class H	493,000	870,123
		5,213,864
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	448,800	459,045
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Genscript Biotech Corp. (a) (b)	596,000	$ 965,792
WuXi AppTec Co., Ltd. Class A	92,700	1,183,435
Wuxi Biologics Cayman, Inc. (a) (c)	258,500	3,351,772
		5,500,999
MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	914,500	4,082,326
China International Marine Containers Group Co., Ltd. Class H	305,460	285,326
China Shipbuilding Industry Co., Ltd. Class A	901,300	535,322
CIMC Enric Holdings, Ltd.	728,000	299,619
CRRC Corp., Ltd. Class A	641,000	593,234
CRRC Corp., Ltd. Class H	2,761,950	1,403,977
First Tractor Co., Ltd. Class H (a)	480,000	87,319
Haitian International Holdings, Ltd.	413,000	767,292
Han's Laser Technology Industry Group Co., Ltd. Class A	82,500	328,105
Hefei Meiya Optoelectronic Technology, Inc. Class A	94,400	502,351
Inner Mongolia First Machinery Group Co., Ltd. Class A	267,823	344,215
Jiangsu Hengli Hydraulic Co., Ltd. Class A	82,511	715,898
Lonking Holdings, Ltd.	2,350,000	703,402
Sany Heavy Industry Co., Ltd. Class A	321,218	783,989
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	173,200	331,827
Sinotruk Hong Kong, Ltd.	197,500	328,704
Weichai Power Co., Ltd. Class H	1,246,680	2,007,324
XCMG Construction Machinery Co., Ltd. Class A	657,500	468,437
Yangzijiang Shipbuilding Holdings, Ltd.	1,434,700	836,325
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	228,600	518,270
Zhengzhou Yutong Bus Co., Ltd. Class A	205,400	396,705
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (b)	966,000	702,917
		17,022,884
MARINE — 0.1%
Atlas Corp.	15,860	121,963
COSCO SHIPPING Development Co., Ltd. Class H	1,980,500	206,970
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,776,175	490,397

148

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SITC International Holdings Co., Ltd.	849,000	$ 794,134
		1,613,464
MEDIA — 0.3%
China Literature, Ltd. (a) (c)	201,600	801,104
China South Publishing & Media Group Co., Ltd. Class A	237,956	356,857
Chinese Universe Publishing and Media Group Co., Ltd. Class A	221,500	376,239
Focus Media Information Technology Co., Ltd. Class A	545,100	339,909
NanJi E-Commerce Co., Ltd. Class A (a)	318,400	521,069
Oriental Pearl Group Co., Ltd. Class A	307,760	379,913
Wasu Media Holding Co., Ltd. Class A	293,600	386,458
		3,161,549
METALS & MINING — 1.0%
Aluminum Corp. of China, Ltd. Class H (a)	3,276,000	650,897
Angang Steel Co., Ltd. Class H (b)	1,657,435	436,229
Baoshan Iron & Steel Co., Ltd. Class A	851,300	584,892
China Hongqiao Group, Ltd.	668,500	284,619
China Molybdenum Co., Ltd. Class A	796,900	390,119
China Molybdenum Co., Ltd. Class H (b)	1,815,000	508,141
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	259,100	328,618
China Zhongwang Holdings, Ltd.	910,000	239,508
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,571,900	345,950
Ganfeng Lithium Co., Ltd. Class A	123,300	700,153
Guangdong HEC Technology Holding Co., Ltd. Class A	389,000	383,611
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,004,400	325,197
Jiangxi Copper Co., Ltd. Class H	1,170,000	1,080,803
Maanshan Iron & Steel Co., Ltd. Class A	1,086,400	386,237
Maanshan Iron & Steel Co., Ltd. Class H (b)	84,000	26,335
MMG, Ltd. (a)	1,352,000	193,619
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	972,800	304,678
Shandong Gold Mining Co., Ltd. Class A	173,900	842,488
Shougang Fushan Resources Group, Ltd.	3,272,000	595,224
Xiamen Tungsten Co., Ltd. Class A	223,600	357,409
Zhaojin Mining Industry Co., Ltd. Class H	552,000	554,072
Zhejiang Hailiang Co., Ltd. Class A	290,000	369,854
Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A	99,800	$ 414,085
Zhongjin Gold Corp., Ltd. Class A	320,000	364,324
Zijin Mining Group Co., Ltd. Class H	4,062,750	1,530,562
		12,197,624
MULTILINE RETAIL — 0.0% (e)
Golden Eagle Retail Group, Ltd.	504,120	494,305
OIL, GAS & CONSUMABLE FUELS — 2.8%
China Coal Energy Co., Ltd. Class H	2,221,013	616,080
China Merchants Energy Shipping Co., Ltd. Class A	605,400	545,767
China Petroleum & Chemical Corp. Class A	904,900	565,546
China Petroleum & Chemical Corp. Class H	14,624,640	7,207,695
China Shenhua Energy Co., Ltd. Class A	237,700	544,602
China Shenhua Energy Co., Ltd. Class H	2,035,700	3,876,573
China Suntien Green Energy Corp., Ltd. Class H	906,000	157,801
CNOOC, Ltd.	8,775,174	9,204,372
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	915,800	492,702
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,162,509	364,094
Guanghui Energy Co., Ltd. Class A	853,570	310,687
Guizhou Panjiang Refined Coal Co., Ltd. Class A	563,931	424,050
Jizhong Energy Resources Co., Ltd. Class A	829,800	353,545
NewOcean Energy Holdings, Ltd. (a) (b)	628,000	93,176
PetroChina Co., Ltd. Class A	921,525	600,638
PetroChina Co., Ltd. Class H	12,702,930	4,654,469
Shaanxi Coal Industry Co., Ltd. Class A	385,400	406,703
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,357,300	337,018
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	389,900	320,690
Shanxi Meijin Energy Co., Ltd. Class A (a)	280,200	260,111
Sinopec Kantons Holdings, Ltd.	1,178,000	449,868
United Energy Group, Ltd. (b)	1,346,000	260,486
Yanzhou Coal Mining Co., Ltd. Class H	945,900	741,988
		32,788,661
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing, Ltd.	1,309,000	793,753

149

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd.	1,037,000	$ 945,902
		1,739,655
PERSONAL PRODUCTS — 0.3%
Hengan International Group Co., Ltd.	396,000	2,981,151
PHARMACEUTICALS — 2.4%
Asymchem Laboratories Tianjin Co., Ltd. Class A	27,500	666,103
Beijing Tongrentang Co., Ltd. Class A	107,700	385,175
Changchun High & New Technology Industry Group, Inc. Class A	12,300	950,932
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	86,100	478,347
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	1,007,300	1,090,357
China Resources Pharmaceutical Group, Ltd. (c)	808,000	484,744
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	98,900	388,585
China Shineway Pharmaceutical Group, Ltd.	327,000	245,960
Consun Pharmaceutical Group, Ltd.	702,000	317,901
CSPC Pharmaceutical Group, Ltd.	2,562,000	5,130,016
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	81,700	362,845
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	114,000	307,397
Hansoh Pharmaceutical Group Co., Ltd. (a) (c)	204,000	692,203
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	100,400	310,483
Jiangsu Hengrui Medicine Co., Ltd. Class A	184,038	2,389,467
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	319,304	516,242
Livzon Pharmaceutical Group, Inc. Class A	109,300	605,697
Luye Pharma Group, Ltd. (c)	1,303,000	635,454
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	110,100	510,410
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	257,000	845,515
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	521,000	313,908
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	141,700	411,814
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	128,100	320,602
Security Description	Shares	Value
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	106,100	$ 309,699
Sihuan Pharmaceutical Holdings Group, Ltd.	1,223,000	123,075
Sino Biopharmaceutical, Ltd.	3,726,500	4,913,601
SSY Group, Ltd.	980,332	766,467
Tasly Pharmaceutical Group Co., Ltd. Class A	177,100	345,295
Tong Ren Tang Technologies Co., Ltd. Class H	509,000	405,839
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	162,000	242,490
United Laboratories International Holdings, Ltd. (b)	658,000	530,584
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	103,600	489,202
Yifan Pharmaceutical Co., Ltd. Class A	227,000	522,008
Yunnan Baiyao Group Co., Ltd. Class A	41,707	503,377
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	29,900	524,332
Zhejiang NHU Co., Ltd. Class A	135,100	520,334
		28,556,460
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	16,298	1,000,534
China Index Holdings, Ltd. ADR (a) (b)	28,224	38,103
		1,038,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
Agile Group Holdings, Ltd.	880,747	953,369
Beijing Capital Development Co., Ltd. Class A	356,400	332,356
Beijing Capital Land, Ltd. Class H	944,000	207,047
Beijing North Star Co., Ltd. Class A	868,200	324,586
China Aoyuan Group, Ltd.	645,000	755,603
China Dili Group (a) (b)	2,397,500	566,054
China Enterprise Co., Ltd. Class A	635,378	381,861
China Evergrande Group (b)	1,674,600	2,778,433
China Fortune Land Development Co., Ltd. Class A	111,700	329,197
China Jinmao Holdings Group, Ltd.	1,986,000	1,286,266
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	302,919	704,284
China Overseas Grand Oceans Group, Ltd.	475,000	278,226
China Overseas Land & Investment, Ltd.	2,059,862	6,391,475
China Overseas Property Holdings, Ltd.	1,277,620	1,203,296
China Resources Land, Ltd.	1,534,555	6,335,491
China SCE Group Holdings, Ltd.	458,000	203,860

150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China South City Holdings, Ltd.	2,428,000	$ 234,940
China Vanke Co., Ltd. Class A	342,710	1,240,161
China Vanke Co., Ltd. Class H	946,564	3,120,245
CIFI Holdings Group Co., Ltd.	2,478,267	1,790,540
Colour Life Services Group Co., Ltd. (b)	366,000	151,105
Country Garden Holdings Co., Ltd.	4,174,883	5,052,368
Gemdale Corp. Class A	247,300	491,586
Grandjoy Holdings Group Co., Ltd. Class A	429,100	325,690
Greenland Holdings Corp., Ltd. Class A	422,700	322,622
Greentown China Holdings, Ltd. (b)	422,500	384,294
Guangzhou R&F Properties Co., Ltd. Class H	628,624	820,766
Hopson Development Holdings, Ltd.	440,000	392,832
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	365,100	399,188
Jiayuan International Group, Ltd.	520,000	211,330
Jinke Properties Group Co., Ltd. Class A	441,200	495,465
Kaisa Group Holdings, Ltd.	1,049,000	388,423
KWG Group Holdings, Ltd.	1,001,806	1,424,338
Logan Property Holdings Co., Ltd.	512,000	790,040
Longfor Group Holdings, Ltd. (c)	806,000	3,925,544
Oceanwide Holdings Co., Ltd. Class A	635,400	354,086
Poly Developments and Holdings Group Co., Ltd. Class A	478,900	1,004,662
Poly Property Group Co., Ltd.	1,477,000	501,169
Powerlong Real Estate Holdings, Ltd.	414,000	243,564
Red Star Macalline Group Corp., Ltd. Class A	268,200	352,267
Redco Properties Group, Ltd. (b) (c)	526,200	257,978
RiseSun Real Estate Development Co., Ltd. Class A	348,000	380,492
Ronshine China Holdings, Ltd.	196,000	191,678
Seazen Group, Ltd. (a) (b)	1,002,000	904,927
Seazen Holdings Co., Ltd. Class A	112,700	497,183
Shanghai Industrial Urban Development Group, Ltd.	338,000	32,270
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	213,900	369,667
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	211,500	330,907
Shenzhen Investment, Ltd.	2,376,242	741,915
Shimao Property Holdings, Ltd.	569,441	2,005,669
Shui On Land, Ltd.	3,720,500	624,011
Sino-Ocean Group Holding, Ltd.	1,968,212	500,249
Skyfame Realty Holdings, Ltd.	802,000	105,541
SOHO China, Ltd.	1,049,000	541,357
Sunac China Holdings, Ltd.	1,268,300	5,874,411
Security Description	Shares	Value
Suncity Group Holdings, Ltd. (a) (b)	1,231,376	$ 184,288
Times China Holdings, Ltd.	218,000	365,072
Xinhu Zhongbao Co., Ltd. Class A	992,100	422,694
Yanlord Land Group, Ltd.	489,900	338,906
Yuexiu Property Co., Ltd.	4,596,000	830,149
Yuzhou Properties Co., Ltd.	1,351,657	575,477
Zall Smart Commerce Group, Ltd. (a) (b)	1,844,000	164,156
Zhongtian Financial Group Co., Ltd. Class A	825,400	362,150
		64,049,776
ROAD & RAIL — 0.2%
CAR, Inc. (a) (b)	433,300	242,061
China High Speed Railway Technology Co., Ltd. Class A	836,354	370,496
Daqin Railway Co., Ltd. Class A	500,500	480,150
Dazhong Transportation Group Co., Ltd. Class A	712,800	346,937
Guangshen Railway Co., Ltd. Class H	1,772,000	377,221
		1,816,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Daqo New Energy Corp. ADR (a)	4,453	257,918
GCL System Integration Technology Co., Ltd. Class A (a)	470,200	200,997
GCL-Poly Energy Holdings, Ltd. (a) (b)	8,545,000	274,511
Gigadevice Semiconductor Beijing, Inc. Class A	16,060	548,331
Hua Hong Semiconductor, Ltd. (b) (c)	256,000	469,004
JinkoSolar Holding Co., Ltd. ADR (a) (b)	16,072	238,669
LONGi Green Energy Technology Co., Ltd. Class A	145,900	511,294
Sanan Optoelectronics Co., Ltd. Class A	217,100	586,533
Semiconductor Manufacturing International Corp. (a) (b)	1,680,600	2,645,283
Shenzhen Goodix Technology Co., Ltd. Class A	17,100	629,121
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	247,100	498,160
Will Semiconductor, Ltd. Class A	22,034	484,622
Xinyi Solar Holdings, Ltd.	1,974,716	1,118,451
		8,462,894
SOFTWARE — 0.8%
360 Security Technology, Inc. Class A	120,100	320,743
Aisino Corp. Class A	132,800	357,658
Beijing Shiji Information Technology Co., Ltd. Class A	74,300	303,565
Cheetah Mobile, Inc. ADR	19,991	41,781

151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China National Software & Service Co., Ltd. Class A	36,900	$ 375,653
Genimous Technology Co., Ltd. Class A	347,100	355,513
Glodon Co., Ltd. Class A	81,200	488,813
Hundsun Technologies, Inc. Class A	37,200	461,313
Iflytek Co., Ltd. Class A	88,900	432,196
Kingdee International Software Group Co., Ltd.	1,285,000	1,714,240
Kingsoft Corp., Ltd. (a)	623,000	2,033,557
Newland Digital Technology Co., Ltd. Class A	165,198	368,469
Shanghai Baosight Software Co., Ltd. Class A	84,900	476,112
Venustech Group, Inc. Class A	88,100	459,877
Weimob, Inc. (a) (b) (c)	357,000	226,151
Yonyou Network Technology Co., Ltd. Class A	103,600	591,357
		9,006,998
SPECIALTY RETAIL — 0.4%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	238,440	405,686
China Grand Automotive Services Group Co., Ltd. Class A	745,300	427,947
China Harmony New Energy Auto Holding, Ltd.	924,500	399,576
China Yongda Automobiles Services Holdings, Ltd.	267,500	218,462
GOME Retail Holdings, Ltd. (a) (b)	8,621,279	800,852
Grand Baoxin Auto Group, Ltd. (a)	810,074	108,694
Hengdeli Holdings, Ltd.	3,412,895	136,500
HLA Corp., Ltd. Class A	350,366	312,888
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	335,683	346,187
Suning.com Co., Ltd. Class A	361,300	460,277
Zhongsheng Group Holdings, Ltd.	300,500	1,050,659
		4,667,728
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
China Greatwall Technology Group Co., Ltd. Class A	234,100	394,339
Dawning Information Industry Co., Ltd. Class A	79,800	491,643
Inspur Electronic Information Industry Co., Ltd. Class A	139,440	762,885
Legend Holdings Corp. Class H (c)	173,600	214,343
Lenovo Group, Ltd.	3,474,000	1,864,537
Meitu, Inc. (a) (c)	1,267,000	241,928
Ninestar Corp. Class A	106,300	402,363
Xiaomi Corp. Class B (a) (b) (c)	7,197,800	9,695,008
		14,067,046
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	566,000	4,158,704
Security Description	Shares	Value
Bosideng International Holdings, Ltd.	2,162,000	$ 507,662
China Dongxiang Group Co., Ltd.	3,537,000	305,744
Cosmo Lady China Holdings Co., Ltd. (c)	397,000	47,122
Lao Feng Xiang Co., Ltd. Class A	58,600	331,187
Li Ning Co., Ltd.	986,707	2,883,396
Shenzhou International Group Holdings, Ltd.	401,300	4,266,230
Xtep International Holdings, Ltd.	406,865	133,856
Zhejiang Semir Garment Co., Ltd. Class A	251,000	252,126
		12,886,027
TRADING COMPANIES & DISTRIBUTORS — 0.2%
ArtGo Holdings, Ltd. (a) (b)	1,230,000	19,202
CITIC Resources Holdings, Ltd.	2,194,000	77,843
Guocheng Mining Co., Ltd. Class A (a)	294,100	745,602
Jiangsu Guotai International Group Co., Ltd. Class A	533,120	434,727
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	163,200	337,074
Sinochem International Corp. Class A	566,990	409,552
Xiamen C & D, Inc. Class A	337,500	364,250
		2,388,250
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co., Ltd. Class H	678,000	334,150
Beijing Capital International Airport Co., Ltd. Class H	997,939	636,032
China Merchants Port Holdings Co., Ltd.	994,663	1,136,992
COSCO SHIPPING International Hong Kong Co., Ltd.	594,000	167,067
COSCO SHIPPING Ports, Ltd.	1,255,078	605,606
Dalian Port PDA Co., Ltd. Class H (b)	150,000	12,386
Guangzhou Baiyun International Airport Co., Ltd. Class A	151,800	268,769
Hainan Meilan International Airport Co., Ltd. Class H (a)	449,000	381,171
Jiangsu Expressway Co., Ltd. Class H	994,795	1,110,191
Ningbo Zhoushan Port Co., Ltd. Class A	772,200	386,743
Qingdao Port International Co., Ltd. Class H (c)	966,000	528,434
Shanghai International Airport Co., Ltd. Class A	78,000	669,166
Shanghai International Port Group Co., Ltd. Class A	829,700	524,401
Shenzhen Expressway Co., Ltd. Class H	470,000	479,041

152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	624,595	$ 1,144,286
Sichuan Expressway Co., Ltd. Class H	904,000	211,103
Xiamen International Port Co., Ltd. Class H	1,237,000	106,928
Yuexiu Transport Infrastructure, Ltd.	426,000	259,967
Zhejiang Expressway Co., Ltd. Class H	1,030,000	717,594
		9,680,027
WATER UTILITIES — 0.4%
Beijing Enterprises Water Group, Ltd.	3,376,000	1,319,754
China Water Affairs Group, Ltd.	446,000	334,893
Guangdong Investment, Ltd.	1,632,000	3,145,709
Kangda International Environmental Co., Ltd. (a) (c)	996,000	95,091
		4,895,447
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
China Mobile, Ltd.	3,017,504	22,443,730
China United Network Communications, Ltd. Class A	872,200	642,319
		23,086,049
TOTAL COMMON STOCKS (Cost $1,260,970,592)		1,185,859,836
RIGHTS — 0.0% (e)
COMPUTERS & PERIPHERALS — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	15,323	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	392,710	392,356
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	8,363,411	$ 8,363,411
TOTAL SHORT-TERM INVESTMENTS (Cost $8,755,505)		8,755,767
TOTAL INVESTMENTS — 100.6% (Cost $1,269,726,097)		1,194,615,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(7,355,535)
NET ASSETS — 100.0%		$ 1,187,260,068
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $154,440, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,185,461,277	$244,119	$154,440	$1,185,859,836
Rights	—	—	0(a)	0
Short-Term Investments	8,755,767	—	—	8,755,767
TOTAL INVESTMENTS	$1,194,217,044	$244,119	$154,440	$1,194,615,603
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$ 2,989,635	$26,930,457	$ 29,527,753	$(245)	$262	392,710	$ 392,356	$ 17,556
State Street Navigator Securities Lending Portfolio II	—	—	55,852,194	47,488,783	—	—	8,363,411	8,363,411	115,967
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$92,661,029	$103,585,962	$(245)	$262		$8,755,767	$162,497
154

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.9%
Abacus Property Group REIT	158,983	$ 227,695
Accent Group, Ltd.	259,815	124,831
Adelaide Brighton, Ltd.	111,226	140,917
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	220,632	—
Altura Mining, Ltd. (c)	31,575	599
AMA Group, Ltd.	387,048	66,330
AP Eagers, Ltd. (b)	53,174	98,612
APN Industria REIT (b)	97,789	123,295
Appen, Ltd.	51,789	624,123
ARB Corp., Ltd. (b)	41,396	362,058
Ardent Leisure Group, Ltd. (b)(c)	121,379	15,601
Arena REIT	184,603	191,512
AUB Group, Ltd.	9,341	55,514
Aurelia Metals, Ltd.	519,893	76,368
Austal, Ltd.	60,168	107,163
Australian Agricultural Co., Ltd. (b)(c)	184,274	123,499
Australian Pharmaceutical Industries, Ltd.	295,833	226,331
Avita Medical, Ltd. (c)	746,297	232,953
Baby Bunting Group, Ltd.	31,726	43,496
Bapcor, Ltd.	102,549	256,709
Bega Cheese, Ltd. (b)	83,749	234,764
Bingo Industries, Ltd.	247,799	288,164
Blackmores, Ltd. (b)	3,373	150,601
Bravura Solutions, Ltd.	87,683	207,152
Breville Group, Ltd.	56,641	585,181
Brickworks, Ltd.	39,399	318,548
Bubs Australia, Ltd. (b)(c)	426,066	149,945
BWP Trust REIT	162,433	333,047
BWX, Ltd.	56,599	103,924
Carnarvon Petroleum, Ltd. (c)	525,973	46,679
Castile Resources, Ltd. (b)(c)	25,421	1,167
Cedar Woods Properties, Ltd.	60,048	152,890
Charter Hall Long Wale REIT	104,052	279,577
Charter Hall Retail REIT	256,872	488,950
Charter Hall Social Infrastructure REIT	151,374	172,326
Clean TeQ Holdings, Ltd. (b)(c)	337,706	25,837
Clinuvel Pharmaceuticals, Ltd. (b)	19,978	233,668
Collins Foods, Ltd.	49,597	164,529
Cooper Energy, Ltd. (b)(c)	881,462	229,287
Corporate Travel Management, Ltd. (b)	24,140	128,837
Costa Group Holdings, Ltd. (b)	182,135	306,558
Credit Corp. Group, Ltd. (b)	26,695	223,677
CSR, Ltd.	245,199	475,735
Dacian Gold, Ltd. (b)(c)	131,232	112,449
Domain Holdings Australia, Ltd.	97,028	119,960
Dubber Corp., Ltd. (c)	69,325	34,156
Eclipx Group, Ltd. (b)(c)	142,158	59,165
Ecofibre, Ltd. (b)(c)	33,234	36,614
Elders, Ltd.	69,658	320,609
Security Description	Shares	Value
Emeco Holdings, Ltd. (b)(c)	130,413	$ 67,447
EML Payments, Ltd. (c)	218,513	307,604
Estia Health, Ltd.	96,593	79,220
FlexiGroup, Ltd.	111,980	51,403
Freedom Foods Group, Ltd. (b)	36,222	97,325
G8 Education, Ltd. (b)	300,782	153,718
Galaxy Resources, Ltd. (b)(c)	158,040	77,383
GDI Property Group REIT	211,610	121,097
Genworth Mortgage Insurance Australia, Ltd. (b)	86,235	114,533
Gold Road Resources, Ltd. (c)	443,829	373,513
GrainCorp, Ltd. Class A (c)	101,844	192,611
GUD Holdings, Ltd.	44,362	254,412
GWA Group, Ltd. (b)	129,980	206,841
Hansen Technologies, Ltd.	94,585	167,883
Healius, Ltd.	323,916	410,383
Hotel Property Investments REIT	91,053	122,047
HT&E, Ltd. (b)	68,051	47,482
HUB24, Ltd.	28,864	136,030
IGO, Ltd.	229,495	594,156
Imdex, Ltd.	301,595	164,286
IMF Bentham, Ltd. (b)	113,210	263,303
Infigen Energy Stapled Security	174,802	45,470
Infomedia, Ltd.	47,802	41,692
Ingenia Communities Group REIT	64,612	130,106
Inghams Group, Ltd. (b)	82,706	166,541
Integrated Research, Ltd.	138,782	220,848
InvoCare, Ltd. (b)	124,359	799,958
ioneer, Ltd. (b)(c)	1,124,886	55,079
IOOF Holdings, Ltd. (b)	123,764	277,244
IPH, Ltd.	101,010	445,745
IRESS, Ltd.	52,530	335,013
iSignthis, Ltd. (b)(c)	218,742	143,253
Jumbo Interactive, Ltd. (b)	12,673	72,989
Jupiter Mines, Ltd.	928,877	125,074
Karoon Energy, Ltd. (b)(c)	615,167	167,548
Kogan.com, Ltd. (b)	60,247	197,277
Link Administration Holdings, Ltd.	181,513	358,837
Liquefied Natural Gas, Ltd. (b)(c)	255,645	15,177
Lovisa Holdings, Ltd. (b)	35,447	107,175
Lynas Corp., Ltd. (c)	350,147	309,674
MACA, Ltd.	305,391	119,625
Mayne Pharma Group, Ltd. (b)(c)	912,985	173,226
McMillan Shakespeare, Ltd.	40,657	176,926
Megaport, Ltd. (b)(c)	49,295	296,883
Mesoblast, Ltd. (b)(c)	200,837	170,247
Metcash, Ltd.	465,544	897,549
Mineral Resources, Ltd. (b)	43,380	370,914
Monadelphous Group, Ltd.	45,649	287,218
Monash IVF Group, Ltd.	311,005	86,610
Mount Gibson Iron, Ltd.	54,872	22,166
Myer Holdings, Ltd. (b)(c)	426,883	36,578
Nanosonics, Ltd. (c)	151,731	520,055
Navigator Global Investments, Ltd.	60,152	84,677

155

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
nearmap, Ltd. (b)(c)	193,519	$ 133,841
Netwealth Group, Ltd. (b)	42,949	177,437
New Hope Corp., Ltd. (b)	94,915	80,749
New South Resources, Ltd.	313,548	303,213
NEXTDC, Ltd. (b)(c)	184,808	1,008,957
Nick Scali, Ltd.	40,700	84,197
Nine Entertainment Co. Holdings, Ltd. (b)	749,141	524,996
NRW Holdings, Ltd.	192,096	147,553
Nufarm, Ltd. (c)	107,978	337,049
OceanaGold Corp.	322,630	306,004
OFX Group, Ltd.	220,340	167,225
oOh!media, Ltd. (b)	131,719	51,596
oOh!media, Ltd.	131,719	42,728
Orocobre, Ltd. (b)(c)	94,530	120,921
Pact Group Holdings, Ltd. (b)(c)	51,121	48,028
Paladin Energy, Ltd. (b)(c)	775,481	23,257
Paradigm Biopharmaceuticals, Ltd. (c)	53,416	52,146
Pendal Group, Ltd.	57,115	155,560
Perenti Global, Ltd.	205,533	76,736
Perpetual, Ltd.	25,974	401,091
Perseus Mining, Ltd. (c)	547,717	310,088
Pilbara Minerals, Ltd. (b)(c)	391,496	40,735
Pinnacle Investment Management Group, Ltd. (b)	39,246	67,978
Platinum Asset Management, Ltd. (b)	67,317	137,201
PolyNovo, Ltd. (b)(c)	228,372	224,339
Praemium, Ltd. (b)(c)	111,657	16,402
Premier Investments, Ltd.	31,674	240,193
Pro Medicus, Ltd. (b)	14,498	172,412
Ramelius Resources, Ltd.	184,174	113,851
Regis Healthcare, Ltd. (b)	98,169	91,028
Regis Resources, Ltd.	295,088	657,415
Resolute Mining, Ltd. (c)	302,482	149,959
Rural Funds Group REIT (b)	173,501	201,233
Sandfire Resources, Ltd.	105,425	212,934
Saracen Mineral Holdings, Ltd. (c)	540,577	1,214,257
Senex Energy, Ltd. (c)	308,019	30,164
Service Stream, Ltd.	216,269	240,909
Seven West Media, Ltd. (c)	473,237	22,592
SG Fleet Group, Ltd.	74,205	54,955
Shopping Centres Australasia Property Group REIT	348,788	484,590
Sigma Healthcare, Ltd.	438,000	171,570
Silver Lake Resources, Ltd. (c)	268,226	226,552
SmartGroup Corp., Ltd.	45,153	135,140
SolGold PLC (b)(c)	663,311	135,708
Southern Cross Media Group, Ltd.	495,204	50,010
SpeedCast International, Ltd. (b)	131,112	63,395
St Barbara, Ltd.	343,897	448,327
Starpharma Holdings, Ltd. (b)(c)	232,995	109,806
Steadfast Group, Ltd.	373,304	568,917
Super Retail Group, Ltd. (b)	56,385	159,783
Superloop, Ltd. (b)(c)	101,964	34,948
Security Description	Shares	Value
Tassal Group, Ltd.	128,893	$ 276,111
Technology One, Ltd.	126,056	617,221
Tiger Resources, Ltd. (a)(c)	2,464	—
United Malt Grp, Ltd. (c)	103,504	278,738
Virtus Health, Ltd.	16,221	18,565
Vita Group, Ltd.	150	70
Viva Energy REIT	173,847	244,727
Vocus Group, Ltd. (c)	322,952	490,204
Webjet, Ltd. (b)	80,541	180,913
Western Areas, Ltd.	43,137	51,352
Westgold Resources, Ltd. (c)	93,391	107,747
Zip Co., Ltd. (c)	90,994	88,273
		33,726,249
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	12,146	178,718
FACC AG (b)	10,910	93,314
Palfinger AG	5,237	95,503
Porr AG (b)	7,794	128,793
S IMMO AG	30,107	581,415
S&T AG	22,653	429,760
Schoeller-Bleckmann Oilfield Equipment AG	4,831	159,024
		1,666,527
BELGIUM — 0.9%
AGFA-Gevaert NV (c)	90,463	337,883
Befimmo SA REIT	7,048	338,337
Bekaert SA	22,455	376,727
Biocartis NV (b)(c)(d)	17,542	66,502
Econocom Group SA	48,479	77,077
Euronav NV	95,522	1,092,136
Fagron	14,539	286,834
Intervest Offices & Warehouses NV REIT	12,013	313,714
Ion Beam Applications (b)(c)	10,758	93,017
Kinepolis Group NV	3,385	122,940
Materialise NV ADR (b)(c)	18,171	337,435
Mithra Pharmaceuticals SA (b)(c)	7,216	176,091
Ontex Group NV	24,187	421,973
Recticel SA	29,432	158,242
Retail Estates NV REIT	5,281	274,663
Tessenderlo Group SA (c)	27,183	763,560
X-Fab Silicon Foundries SE (c)(d)	44,222	98,016
		5,335,147
BERMUDA — 0.1%
Golar LNG, Ltd. (b)	37,199	293,128
CANADA — 5.8%
Advantage Oil & Gas, Ltd. (b)(c)	67,594	67,910
Aecon Group, Inc.	28,323	249,929
Ag Growth International, Inc.	6,342	75,747
Aimia, Inc. (c)	57,661	85,478
Aleafia Health, Inc. (b)(c)	110,486	31,438
Altius Minerals Corp. (b)	36,452	181,575
Altus Group, Ltd.	19,070	489,026

156

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Aphria, Inc. (b)(c)	110,398	$ 332,741
Arbutus Biopharma Corp. (c)	11,276	11,260
ARC Resources, Ltd. (b)	139,784	397,741
Aritzia, Inc. (c)	31,917	276,038
Artis Real Estate Investment Trust	46,021	258,016
Athabasca Oil Corp. (b)(c)	155,899	15,334
Atrium Mortgage Investment Corp. (b)	34,806	225,706
ATS Automation Tooling Systems, Inc. (b)(c)	33,543	387,900
AutoCanada, Inc. (b)	16,527	62,121
Badger Daylighting, Ltd. (b)	15,103	241,610
Ballard Power Systems, Inc. (b)(c)	71,343	534,816
Baytex Energy Corp. (b)(c)	261,852	61,630
Birchcliff Energy, Ltd. (b)	66,815	36,615
Boardwalk Real Estate Investment Trust	12,463	200,602
Bonavista Energy Corp. (b)	127,659	11,211
Bonterra Energy Corp. (b)	334	223
Boralex, Inc. Class A	24,949	438,209
Boston Pizza Royalties Income Fund	18,789	86,728
Canaccord Genuity Group, Inc. (b)	54,426	165,570
Canacol Energy, Ltd. (b)	51,101	128,170
Canadian Solar, Inc. (b)(c)	18,268	290,644
Canfor Corp. (c)	20,848	106,924
CanWel Building Materials Group, Ltd.	58,021	134,520
Cardinal Energy, Ltd. (b)	38,202	12,078
Cargojet, Inc. (b)	1,646	116,949
Cascades, Inc.	25,465	224,888
Celestica, Inc. (c)	57,652	200,092
CES Energy Solutions Corp. (b)	90,413	51,452
Chemtrade Logistics Income Fund	22,204	76,751
Chorus Aviation, Inc. (b)	79,502	164,215
Cineplex, Inc. (b)	34,045	279,851
Cogeco, Inc.	4,362	266,253
Colossus Minerals, Inc. (a)(c)	390	—
Cominar Real Estate Investment Trust	54,224	308,959
Computer Modelling Group, Ltd.	1,984	5,339
Corus Entertainment, Inc. Class B	79,047	139,395
Crescent Point Energy Corp. (b)	239,991	183,785
Crew Energy, Inc. (b)(c)	80,701	11,340
CRH Medical Corp. (b)(c)	63,478	83,843
Crombie Real Estate Investment Trust	18,630	162,563
DIRTT Environmental Solutions (b)(c)	30,385	30,313
Dream Industrial Real Estate Investment Trust	31,548	208,126
Dream Office Real Estate Investment Trust	18,703	306,691
DREAM Unlimited Corp. Class A	43,950	291,487
Dundee Precious Metals, Inc.	54,563	170,204
ECN Capital Corp. (b)	121,344	320,549
Security Description	Shares	Value
Eldorado Gold Corp. (c)	77,331	$ 475,390
Endeavour Silver Corp. (b)(c)	41,645	55,298
Enerflex, Ltd. (b)	41,591	170,356
Enerplus Corp. (b)	84,219	122,481
Enghouse Systems, Ltd.	22,971	702,517
Ensign Energy Services, Inc. (b)	55,895	20,420
Equitable Group, Inc.	6,506	265,433
ERO Copper Corp. (b)(c)	14,510	107,753
Exchange Income Corp. (b)	12,769	159,237
Extendicare, Inc. (b)	45,725	185,682
Fiera Capital Corp. (b)	30,573	140,477
Firm Capital Mortgage Investment Corp.	31,021	220,341
Fortuna Silver Mines, Inc. (b)(c)	76,449	174,022
Freehold Royalties, Ltd. (b)	18,727	38,682
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
goeasy, Ltd. (b)	6,326	161,733
Golden Star Resources, Ltd. (b)(c)	51,289	127,710
Gran Tierra Energy, Inc. (b)(c)	112,218	28,383
Great Basin Gold, Ltd. (a)(c)	266,255	—
Great Canadian Gaming Corp. (b)(c)	17,634	309,479
Green Organic Dutchman Holdings, Ltd. (b)(c)	115,078	24,255
HEXO Corp. (b)(c)	91,896	74,248
Home Capital Group, Inc. (c)	32,106	362,260
Horizon North Logistics, Inc. (b)	13,910	2,736
Hudbay Minerals, Inc. (b)	159,760	298,564
IAMGOLD Corp. (b)(c)	265,376	596,623
Innergex Renewable Energy, Inc.	57,510	773,750
Interfor Corp. (b)(c)	27,872	122,583
International Petroleum Corp. (b)(c)	39,417	47,065
InterRent Real Estate Investment Trust	8,110	75,838
Intertape Polymer Group, Inc. (b)	35,363	249,443
Jamieson Wellness, Inc.	16,394	296,471
Just Energy Group, Inc. (b)	44,362	22,129
Kelt Exploration, Ltd. (b)(c)	23,239	17,960
Killam Apartment Real Estate Investment Trust	20,465	226,886
Kinaxis, Inc. (c)	11,911	911,223
Knight Therapeutics, Inc. (c)	71,303	310,590
Labrador Iron Ore Royalty Corp. (b)	37,709	445,350
Largo Resources, Ltd. (b)(c)	64,749	31,843
Laurentian Bank of Canada (b)	26,243	563,450
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Linamar Corp.	14,251	291,658
Lithium Americas Corp. (b)(c)	29,422	77,103
MAG Silver Corp. (b)(c)	51,131	390,124
Martinrea International, Inc.	67,989	325,292
Medical Facilities Corp. (b)	16,408	40,232
MediPharm Labs Corp. (b)(c)	40,596	45,349
MEG Energy Corp. (c)	143,334	168,172

157

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Morguard North American Residential Real Estate Investment Trust	20,254	$ 190,537
Morneau Shepell, Inc. (b)	34,122	680,594
MTY Food Group, Inc. (b)	9,704	146,922
Mullen Group, Ltd.	58,710	169,116
Nemaska Lithium, Inc. (b)(c)	330,166	38,274
Neptune Wellness Solutions, Inc. (b)(c)	54,124	64,644
New Gold, Inc. (b)(c)	336,644	172,656
NexGen Energy, Ltd. (b)(c)	149,736	113,616
NFI Group, Inc. (b)	17,812	188,463
Norbord, Inc.	13,776	161,148
North West Co., Inc. (b)	28,745	452,779
Northview Apartment Real Estate Investment Trust	15,126	347,929
NorthWest Healthcare Properties Real Estate Investment Trust	21,340	144,830
NuVista Energy, Ltd. (b)(c)	136,971	46,672
Obsidian Energy, Ltd. (b)(c)	65,421	10,571
Optiva, Inc. (c)	2	31
Osisko Gold Royalties, Ltd. (b)	71,148	524,856
Osisko Mining, Inc. (c)	88,685	138,945
Painted Pony Energy, Ltd. (b)(c)	81,722	13,205
Paramount Resources, Ltd. Class A (b)(c)	31,318	24,863
Park Lawn Corp. (b)	12,654	146,690
Pason Systems, Inc.	39,042	171,435
Patriot One Technologies, Inc. (b)(c)	52,534	30,265
Peyto Exploration & Development Corp.	5,034	5,270
Points International, Ltd. (c)	20,211	166,337
Polaris Infrastructure, Inc.	26,881	210,954
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (b)(c)	141,051	43,603
Real Matters, Inc. (c)	37,786	371,661
Recipe Unlimited Corp.	825	5,019
Richelieu Hardware, Ltd. (b)	4,782	74,686
Rogers Sugar, Inc. (b)	62,372	192,372
Russel Metals, Inc.	32,819	301,824
Sandstorm Gold, Ltd. (b)(c)	105,163	520,883
Savaria Corp. (b)	23,176	173,085
Seabridge Gold, Inc. (c)	13,157	121,370
Secure Energy Services, Inc. (b)	106,252	69,424
SEMAFO, Inc. (c)	139,130	266,853
Seven Generations Energy, Ltd. Class A (c)	120,870	131,625
ShawCor, Ltd. (b)	32,313	40,410
Sienna Senior Living, Inc. (b)	37,369	321,352
Sierra Wireless, Inc. (b)(c)	16,917	94,488
Silvercorp Metals, Inc. (b)	35,544	115,121
Slate Office REIT	35,497	91,526
Sleep Country Canada Holdings, Inc. (d)	16,573	116,553
Southern Pacific Resource Corp. (a)(c)	281,142	—
Security Description	Shares	Value
Sprott, Inc. (b)	126,246	$ 203,115
SSR Mining, Inc. (b)(c)	65,861	742,663
Summit Industrial Income REIT	39,114	243,750
SunOpta, Inc. (b)(c)	31,141	53,563
Superior Plus Corp.	84,310	489,269
Supreme Cannabis Co. Inc (b)(c)	117,835	22,766
Surge Energy, Inc. (b)	85,384	12,897
Tamarack Valley Energy, Ltd. (b)(c)	166,579	56,761
Teranga Gold Corp. (c)	32,442	157,498
Theratechnologies, Inc. (b)(c)	53,085	85,407
Timbercreek Financial Corp. (b)	25,222	125,636
TORC Oil & Gas, Ltd.	52,368	23,179
Torex Gold Resources, Inc. (c)	37,204	356,265
TransAlta Corp.	141,361	730,964
Transat AT, Inc. (c)	40,797	244,492
Transcontinental, Inc. Class A	15,252	133,837
Trican Well Service, Ltd. (b)(c)	36,268	11,466
Tricon Capital Group, Inc.	65,312	316,155
True North Commercial Real Estate Investment Trust	49,555	169,205
Turquoise Hill Resources, Ltd. (b)(c)	282,419	109,130
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (b)	37,809	135,739
Valeura Energy, Inc. (b)(c)	29,300	4,735
Village Farms International, Inc. (b)(c)	13,868	39,363
Wesdome Gold Mines, Ltd. (c)	92,382	479,645
Western Forest Products, Inc. (b)	186,933	82,740
Westshore Terminals Investment Corp. (b)	28,665	263,420
Whitecap Resources, Inc.	155,216	127,588
Xenon Pharmaceuticals, Inc. (b)(c)	18,978	215,211
Yangarra Resources, Ltd. (b)(c)	4,380	1,139
Zymeworks, Inc. (c)	11,388	403,932
		32,912,133
CAYMAN ISLANDS — 0.0% (e)
Zheng Li Holdings, Ltd. (c)	1,210,000	42,931
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	127,959
China Merchants Land, Ltd.	212,000	33,096
China New Town Development Co., Ltd.	427,000	7,107
China Shandong Hi-Speed Financial Group, Ltd. (b)(c)	3,294,000	159,369
China Yuchai International, Ltd.	8,036	86,467
GCL New Energy Holdings, Ltd. (c)	2,052,000	28,592
Gemdale Properties & Investment Corp., Ltd.	2,616,000	435,387
Greenland Hong Kong Holdings, Ltd.	177,000	68,051
HC Group, Inc. (b)(c)	332,000	55,256

158

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HengTen Networks Group, Ltd. (b)(c)	6,536,000	$ 61,558
NOVA Group Holdings, Ltd. (b)	880,000	232,747
Towngas China Co., Ltd.	174,000	86,204
VSTECS Holdings, Ltd.	504,000	234,739
		1,616,532
COLOMBIA — 0.0% (e)
Frontera Energy Corp. (b)	11,940	28,941
DENMARK — 0.9%
Alm Brand A/S	19,895	144,748
AMAG Pharmaceuticals, Inc. (a)	308,573	—
Bang & Olufsen A/S (b)(c)	17,105	58,301
Bavarian Nordic A/S (b)(c)(f)	17,685	283,577
Bavarian Nordic A/S (c)(f)(g)	14,378	230,444
H&H International A/S Class B (c)	30,381	346,660
Matas A/S	26,360	165,312
Netcompany Group A/S (c)(d)	15,781	732,802
Nilfisk Holding A/S (b)(c)	9,759	123,408
NKT A/S (c)	15,484	276,630
NNIT A/S (d)	7,740	97,649
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	11,525	254,198
Ringkjoebing Landbobank A/S	10,424	585,515
Scandinavian Tobacco Group A/S Class A (d)	29,702	298,950
Spar Nord Bank A/S	34,656	212,753
Sydbank A/S	35,253	498,149
Zealand Pharma A/S (b)(c)	22,084	758,561
		5,067,657
EGYPT — 0.2%
Centamin PLC	650,559	980,899
FINLAND — 0.7%
Aktia Bank Oyj	23,700	187,495
Cargotec Oyj Class B	12,921	240,026
Caverion Oyj	64,206	299,765
Citycon Oyj (b)	22,841	140,975
Finnair Oyj (b)(c)	28,140	113,132
F-Secure Oyj (c)	63,532	165,562
Metsa Board Oyj (b)	66,590	362,991
Oriola Oyj Class B	34,896	62,872
Outokumpu Oyj (b)	91,979	229,098
Outotec Oyj	96,593	360,355
Raisio Oyj Class V	45,225	146,885
Rovio Entertainment Oyj (b)(d)	11,970	54,927
Sanoma Oyj	34,243	313,924
Terveystalo Oyj (d)	26,423	235,710
TietoEVRY Oyj (b)	15,016	325,901
Tokmanni Group Corp.	21,827	217,942
Uponor Oyj	25,445	231,732
YIT Oyj	71,085	315,268
		4,004,560
FRANCE — 1.5%
Akka Technologies (b)	7,084	192,380
Security Description	Shares	Value
AKWEL	10,109	$ 118,686
Albioma SA	11,859	351,983
Aubay	5,333	117,618
Beneteau SA (b)	27,862	186,028
Bigben Interactive	22,195	255,711
Boiron SA	3,247	100,114
Bonduelle SCA	12,996	268,085
Cellectis SA (c)	18,335	169,998
CGG SA (c)	418,887	383,786
Chargeurs SA (b)	8,889	90,122
Cie des Alpes	5,673	97,852
Claranova SADIR (b)(c)	22,173	118,934
Coface SA (c)	42,027	269,768
Criteo SA ADR (c)	33,725	268,114
DBV Technologies SA (c)	8,382	69,622
Devoteam SA	2,910	187,748
Eramet (b)	3,219	102,853
Etablissements Maurel et Prom	1,976	3,313
Europcar Mobility Group (b)(d)	56,116	89,835
Genfit (b)(c)	13,108	194,167
GL Events	8,895	131,370
Groupe Fnac SA (c)	7,482	194,240
Haulotte Group SA	3,198	14,510
Interparfums SA	2,679	89,950
IPSOS	14,739	307,275
Jacquet Metal Service SA	17,627	164,981
Kaufman & Broad SA	9,183	284,346
LISI	5,567	102,254
LNA Sante SA	7,325	306,625
Maisons du Monde SA (d)	28,246	226,403
Manitou BF SA	6,001	90,604
Mercialys SA REIT	34,492	250,543
Mersen SA	7,545	138,255
Nanobiotix (b)(c)	13,528	94,183
Neopost SA	18,300	321,275
Nexans SA	17,508	519,072
Nicox (b)(c)	17,562	68,601
Rallye SA	12,150	85,989
SMCP SA (b)(c)(d)	28,245	119,938
Solocal Group (b)(c)	201,939	50,786
Talend SA ADR (b)(c)	9,128	204,741
Tarkett SA	19,317	182,176
Technicolor SA (b)(c)	130,525	31,451
Trigano SA	2,840	181,051
Vallourec SA (b)(c)	127,112	143,867
Vilmorin & Cie SA	4,000	157,565
Virbac SA (c)	1,868	332,046
		8,430,814
GERMANY — 3.3%
Aareal Bank AG	18,888	314,914
Adler Real Estate Tend (c)	14,252	134,140
ADO Properties SA (d)	8,927	201,780
ADVA Optical Networking SE (c)	12,117	68,737
AIXTRON SE (c)	61,412	539,479
Amadeus Fire AG	3,170	270,263

159

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Aumann AG (d)	370	$ 3,025
AURELIUS Equity Opportunities SE & Co. KGaA	15,444	285,369
Aurubis AG	8,058	334,214
Bertrandt AG	2,844	98,142
bet-at-home.com AG	1,774	53,257
Bilfinger SE	10,096	170,156
Borussia Dortmund GmbH & Co. KGaA	39,672	236,804
CANCOM SE	17,639	755,596
CECONOMY AG (c)	61,356	133,703
Cewe Stiftung & Co. KGaA	3,182	279,316
Corestate Capital Holding SA	7,099	207,587
Deutsche Beteiligungs AG	6,325	179,749
Deutsche Pfandbriefbank AG (d)	58,435	448,184
Deutz AG	61,446	226,537
DIC Asset AG	42,948	446,271
Dr Hoenle AG	1,352	41,167
Draegerwerk AG & Co. KGaA Preference Shares	4,963	483,029
Duerr AG	15,536	318,606
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,001	156,844
Elmos Semiconductor AG	10,137	210,666
Encavis AG	64,326	652,881
FinTech Group AG (c)	7,879	236,447
GFT Technologies SE	11,857	101,219
Hamborner REIT AG	45,429	406,652
Hamburger Hafen und Logistik AG	12,106	168,831
Heidelberger Druckmaschinen AG (c)	115,807	71,159
HelloFresh SE (c)	65,491	2,198,917
Hornbach Holding AG & Co. KGaA	6,488	271,232
Hypoport AG (c)	1,939	569,125
Indus Holding AG	22,436	582,214
Isra Vision AG	7,126	389,230
Jenoptik AG	16,156	264,135
JOST Werke AG (d)	7,782	188,281
Jumia Technologies AG ADR (c)	6,706	19,581
Kloeckner & Co. SE	26,000	95,456
Koenig & Bauer AG	8,717	166,426
Krones AG	3,865	206,870
Leoni AG (b)(c)	14,948	95,983
MBB SE	2,418	139,290
Medigene AG (c)	14,714	65,452
New Work SE	888	190,974
Nordex SE (c)	39,036	304,109
Norma Group SE	10,820	201,828
PATRIZIA AG	43,666	1,006,163
Pfeiffer Vacuum Technology AG	3,843	551,549
RHOEN-KLINIKUM AG	10,004	195,389
RIB Software SE	20,493	642,199
SAF-Holland SE	32,426	131,217
Salzgitter AG	8,500	100,821
SGL Carbon SE (c)	23,534	64,144
Security Description	Shares	Value
SLM Solutions Group AG (c)	5,028	$ 39,170
SMA Solar Technology AG (c)	3,201	91,741
Software AG	15,536	465,380
Stabilus SA	8,474	305,907
SUESS MicroTec SE (c)	10,572	75,401
Takkt AG	16,443	127,738
Tele Columbus AG (c)(d)	37,451	93,199
Trivago NV ADR (c)	15,888	23,196
Vossloh AG	4,164	144,379
Wacker Neuson SE	9,744	107,344
Washtec AG	6,073	240,889
zooplus AG (c)	2,656	324,653
		18,914,306
GREECE — 0.0% (e)
TT Hellenic Postbank SA (a)(c)	129,076	—
HONG KONG — 1.5%
Aidigong Maternal & Child Health, Ltd. (c)	2,214,000	122,827
Beijing Gas Blue Sky Holdings, Ltd. (c)	3,400,000	71,501
Bright Smart Securities & Commodities Group, Ltd.	1,232,000	139,875
Cafe de Coral Holdings, Ltd.	177,191	290,788
China Baoli Technologies Holdings, Ltd. (c)	5,000	64
China Household Holdings Ltd. (a)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (b)(c)	5,364,000	532,877
Chinese Estates Holdings, Ltd.	108,500	48,994
Chow Sang Sang Holdings International, Ltd.	68,000	67,466
CMBC Capital Holdings, Ltd. (b)	4,830,000	87,865
C-Mer Eye Care Holdings, Ltd. (b)	328,000	186,198
Dah Sing Financial Holdings, Ltd.	42,000	119,483
Digital Domain Holdings, Ltd. (c)	9,816,696	56,993
Esprit Holdings, Ltd. (b)(c)	638,800	54,395
Fairwood Holdings, Ltd. (b)	152,000	289,061
Far East Consortium International, Ltd.	497,217	179,619
First Pacific Co., Ltd.	1,200,000	222,942
Giordano International, Ltd.	1,358,000	247,040
Global Cord Blood Corp. (c)	7,377	23,459
Glory Sun Financial Group, Ltd.	3,936,000	132,031
Gold-Finance Holdings, Ltd. (c)	1,158,000	10,757
Haitong International Securities Group, Ltd. (b)	691,000	176,519
Hutchison Port Holdings Trust	1,486,100	153,068
Hutchison Telecommunications Hong Kong Holdings, Ltd.	752,000	124,187
Johnson Electric Holdings, Ltd.	124,500	195,964
K Wah International Holdings, Ltd.	1,123,238	485,472

160

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Landing International Development, Ltd. (c)	739,320	$ 23,655
Lee's Pharmaceutical Holdings, Ltd.	199,000	91,658
Li & Fung, Ltd.	2,478,000	326,099
Lifestyle International Holdings, Ltd.	88,500	74,331
Long Well International Holdings, Ltd. (a)(c)	2,380,000	18,117
Luk Fook Holdings International, Ltd.	123,000	247,876
Man Wah Holdings, Ltd.	490,800	269,117
OP Financial, Ltd. (b)	688,000	98,528
Pacific Basin Shipping, Ltd.	2,785,000	334,161
Pacific Textiles Holdings, Ltd.	468,000	225,218
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Prosperity REIT	564,000	176,821
Road King Infrastructure, Ltd.	492,482	745,944
Sa Sa International Holdings, Ltd. (b)	729,248	109,139
Shun Tak Holdings, Ltd.	942,849	322,356
SmarTone Telecommunications Holdings, Ltd.	223,792	131,372
SMI Holdings Group, Ltd. (a)(b)(c)	608,081	91,790
Summit Ascent Holdings, Ltd. (c)	472,000	38,365
Sun Hung Kai & Co., Ltd.	329,000	123,944
SUNeVision Holdings, Ltd.	273,000	158,850
Sunlight Real Estate Investment Trust	527,000	258,370
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	169,616	211,175
Texhong Textile Group, Ltd.	215,500	163,761
Tongda Group Holdings, Ltd. (b)	1,220,000	70,043
Town Health International Medical Group, Ltd. (a)(b)	1,824,000	40,594
Truly International Holdings, Ltd. (c)	562,000	64,532
Value Partners Group, Ltd. (b)	414,000	177,332
We Solutions, Ltd. (c)	1,413,072	75,659
Zhuguang Holdings Group Co., Ltd. (b)(c)	1,242,000	150,625
		8,838,877
IRELAND — 0.6%
C&C Group PLC	169,889	414,567
Cairn Homes PLC	376,382	280,830
COSMO Pharmaceuticals NV (b)(c)	2,182	142,076
Dalata Hotel Group PLC	80,423	217,963
Fly Leasing, Ltd. ADR (c)	24,114	169,763
Glenveagh Properties PLC (c)(d)	228,224	121,453
Greencore Group PLC	205,808	420,939
Hibernia REIT PLC	377,157	439,493
Irish Continental Group PLC	76,679	272,601
Irish Residential Properties REIT PLC	353,615	473,365
Security Description	Shares	Value
Origin Enterprises PLC	59,534	$ 130,517
Total Produce PLC	49,754	46,404
		3,129,971
ISRAEL — 2.0%
Airport City, Ltd. (c)	1	12
AudioCodes, Ltd. (b)	15,526	370,916
Bezeq The Israeli Telecommunication Corp., Ltd. (c)	848,242	615,778
Cellcom Israel, Ltd. (c)	35,002	102,905
Ceragon Networks, Ltd. (b)(c)	46,721	58,869
Clal Insurance Enterprises Holdings, Ltd. (c)	16,716	139,826
Compugen, Ltd. (b)(c)	20,023	145,367
Delek Group, Ltd.	1,984	52,558
Delta Galil Industries, Ltd.	5,588	86,819
Electra, Ltd.	2,170	913,345
Equital, Ltd. (c)	0	13
Formula Systems 1985, Ltd.	5,945	331,076
Gazit-Globe, Ltd.	44,130	339,322
Harel Insurance Investments & Financial Services, Ltd.	43,673	239,510
IDI Insurance Co., Ltd.	6,887	185,441
Inrom Construction Industries, Ltd.	73,724	255,511
Israel Corp., Ltd. (c)	985	99,963
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location & Control, Ltd.	13,692	194,563
Kornit Digital, Ltd. (b)(c)	18,353	456,806
Matrix IT, Ltd.	15,249	250,454
Mehadrin, Ltd. (c)	231	6,643
Migdal Insurance & Financial Holding, Ltd.	70,491	37,084
Mivne Real Estate KD, Ltd. (c)	254,084	553,785
Nova Measuring Instruments, Ltd. (c)	25,588	846,315
Oil Refineries, Ltd.	1,012,255	277,855
Partner Communications Co., Ltd. (c)	55,780	208,616
Paz Oil Co., Ltd.	5,804	489,594
Phoenix Holdings, Ltd.	43,182	207,521
Plus500, Ltd.	46,248	619,328
Radware, Ltd. (c)	26,972	568,300
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,642	257,725
Redhill Biopharma, Ltd. ADR (b)(c)	9,004	40,788
Reit 1, Ltd.	118,751	579,412
Sapiens International Corp. NV	25,976	505,943
Sella Capital Real Estate, Ltd. REIT	138,904	282,720
Shapir Engineering and Industry, Ltd.	69,160	443,608
Shikun & Binui, Ltd.	81,817	284,484
Shufersal, Ltd.	59,393	337,475
Silicom, Ltd. (b)(c)	6,686	180,522

161

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
UroGen Pharma, Ltd. (b)(c)	5,937	$ 105,916
		11,672,691
ITALY — 1.4%
Anima Holding SpA (d)	156,578	420,579
Arnoldo Mondadori Editore SpA (c)	147,097	212,405
Ascopiave SpA	38,156	140,881
Banca Carige SpA (a)(b)(c)	21,275,644	17,509
Banca Farmafactoring SpA (d)	46,374	240,681
Banca IFIS SpA	14,065	137,352
Banca Monte dei Paschi di Siena SpA (b)(c)	174,168	216,523
Banca Popolare di Sondrio SCPA	234,267	354,471
Biesse SpA (b)	471	4,677
BPER Banca	172,835	531,001
Cairo Communication SpA (b)	35,874	61,957
Cementir Holding NV	34,186	184,515
Cerved Group SpA	73,780	438,777
CIR SpA-Compagnie Industriali	175,605	80,541
Credito Emiliano SpA	14,662	61,777
Credito Valtellinese SpA (c)	5,304,261	288,095
Datalogic SpA (b)	5,542	64,945
doValue SpA (d)	21,955	136,109
El.En. SpA	9,661	169,927
Falck Renewables SpA	107,600	564,110
Fila SpA	10,832	81,772
Fincantieri SpA (b)(c)	136,912	84,052
Gruppo MutuiOnline SpA	12,391	207,203
IMA Industria Macchine Automatiche SpA (b)	2,026	118,487
Immobiliare Grande Distribuzione SIIQ SpA REIT	21,617	88,947
Italmobiliare SpA	2,259	59,241
Juventus Football Club SpA (b)(c)	199,931	171,419
Maire Tecnimont SpA (b)	64,502	102,270
MARR SpA	12,626	178,161
OVS SpA (c)(d)	75,727	65,601
Piaggio & C SpA	86,009	153,829
Prima Industrie SpA (b)	420	5,945
RAI Way SpA (d)	49,387	266,343
Retelit SpA (b)	144,446	234,412
Safilo Group SpA (b)(c)	63,505	53,167
Salini Impregilo SpA (c)	252,569	323,135
Saras SpA	188,808	176,094
Societa Cattolica di Assicurazioni SC	46,930	232,341
Tamburi Investment Partners SpA	68,136	420,912
Technogym SpA (d)	37,439	246,480
Tod's SpA (b)	1,671	55,922
Unieuro SpA (b)(d)	19,924	135,323
		7,787,888
JAPAN — 41.4%
77 Bank, Ltd.	38,000	492,446
Access Co., Ltd.	13,800	113,770
Achilles Corp.	10,000	162,382
Security Description	Shares	Value
Adastria Co., Ltd.	10,000	$ 113,381
ADEKA Corp.	42,400	530,614
Advanced Media, Inc. (c)	14,900	114,143
Adways, Inc.	10,500	21,884
Aeon Delight Co., Ltd.	12,100	370,437
Aeon Fantasy Co., Ltd. (b)	7,900	106,548
Ahresty Corp.	8,100	26,561
Ai Holdings Corp.	20,900	258,068
Aica Kogyo Co., Ltd.	12,100	346,899
Aichi Bank, Ltd.	8,100	238,224
Aichi Steel Corp.	3,200	93,224
Aida Engineering, Ltd.	30,900	197,785
Aiful Corp. (c)	123,876	277,690
Ain Holdings, Inc.	10,000	588,208
Aisan Industry Co., Ltd.	30,000	140,336
Akatsuki, Inc. (b)	2,300	77,018
Akebono Brake Industry Co., Ltd. (b)(c)	72,200	103,664
Akita Bank, Ltd.	12,100	174,178
ALBERT, Inc. (c)	900	28,637
Albis Co., Ltd.	9,500	181,719
Alconix Corp.	13,700	136,930
Altech Corp.	15,180	205,015
Amiyaki Tei Co., Ltd.	1,700	46,990
Amuse, Inc. (b)	9,300	195,898
Anest Iwata Corp.	24,300	224,193
AnGes, Inc. (b)(c)	48,400	309,799
Anicom Holdings, Inc.	10,800	358,649
AOI TYO Holdings, Inc.	4,300	17,207
AOKI Holdings, Inc.	10,000	67,250
Aomori Bank, Ltd.	7,600	184,166
Aoyama Trading Co., Ltd.	21,700	186,537
Arakawa Chemical Industries, Ltd.	11,100	123,693
Arata Corp. (b)	7,300	312,746
Arcland Sakamoto Co., Ltd.	13,100	118,313
Arcland Service Holdings Co., Ltd. (b)	13,500	180,950
Arcs Co., Ltd.	25,500	460,136
Arealink Co., Ltd.	4,100	26,661
Argo Graphics, Inc.	14,200	466,296
Arisawa Manufacturing Co., Ltd. (b)	13,400	99,549
Aruhi Corp. (b)(c)	11,900	135,033
As One Corp.	3,800	335,103
Asahi Holdings, Inc.	24,173	506,725
ASAHI YUKIZAI Corp.	11,000	142,143
Asanuma Corp.	8,200	286,740
Asia Pile Holdings Corp.	6,600	24,577
ASKA Pharmaceutical Co., Ltd.	11,000	111,880
ASKUL Corp.	11,800	349,775
Atom Corp. (b)	14,700	116,151
Autobacs Seven Co., Ltd.	43,500	502,070
Avex, Inc.	18,700	147,411
Awa Bank, Ltd.	47,400	1,001,962
Axial Retailing, Inc.	10,000	368,672
Bando Chemical Industries, Ltd.	32,700	190,527

162

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Iwate, Ltd.	8,000	$ 198,453
Bank of Nagoya, Ltd.	3,160	76,516
Bank of Okinawa, Ltd.	29,100	850,452
Bank of Saga, Ltd.	12,400	131,862
Bank of the Ryukyus, Ltd.	48,720	478,377
BayCurrent Consulting, Inc.	9,000	421,842
Belc Co., Ltd.	6,300	334,973
Bell System24 Holdings, Inc.	15,700	163,901
Belluna Co., Ltd.	25,600	114,062
BeNEXT Group, Inc.	12,100	57,275
Bengo4.com, Inc. (b)(c)	2,000	78,273
Bic Camera, Inc.	36,900	299,083
BML, Inc.	15,000	403,779
BrainPad, Inc. (b)(c)	1,300	51,058
Broadleaf Co., Ltd.	56,600	246,417
BRONCO BILLY Co., Ltd.	8,200	165,360
Bunka Shutter Co., Ltd.	41,600	302,496
Can Do Co., Ltd.	23,300	362,596
Carna Biosciences, Inc. (c)	4,400	53,352
Cawachi, Ltd.	12,400	272,454
Central Glass Co., Ltd.	35,469	618,338
Central Security Patrols Co., Ltd.	6,500	234,820
Chiba Kogyo Bank, Ltd.	59,300	138,974
Chiyoda Co., Ltd.	19,600	211,333
Chiyoda Corp. (c)	104,300	203,856
Chiyoda Integre Co., Ltd.	5,600	83,205
Chofu Seisakusho Co., Ltd.	12,400	292,326
Chubu Shiryo Co., Ltd.	13,600	182,039
Chudenko Corp.	10,000	203,881
Chugoku Bank, Ltd.	40,800	363,952
Chugoku Marine Paints, Ltd.	34,700	282,537
CI Takiron Corp.	43,400	240,810
CKD Corp.	44,400	608,698
CMK Corp. (c)	35,200	145,097
cocokara fine, Inc.	14,400	748,312
COLOPL, Inc.	10,000	73,734
Comforia Residential REIT, Inc.	291	828,887
Computer Engineering & Consulting, Ltd.	11,200	142,133
Comture Corp. (b)	12,200	248,622
CONEXIO Corp.	13,200	165,680
Cosel Co., Ltd.	22,300	203,882
Cosmo Energy Holdings Co., Ltd.	24,100	339,550
Create Restaurants Holdings, Inc. (b)	31,200	182,365
Create SD Holdings Co., Ltd.	12,100	303,299
CTS Co., Ltd. (b)	35,800	181,728
Curves Holdings Co., Ltd. (b)(c)	23,400	111,196
CYBERDYNE, Inc. (b)(c)	12,300	45,575
Dai Nippon Toryo Co., Ltd.	13,600	100,153
Daibiru Corp.	24,100	199,131
Daido Metal Co., Ltd.	27,600	137,546
Daido Steel Co., Ltd.	20,500	660,831
Daihen Corp.	9,600	258,419
Daiho Corp.	15,700	329,256
Security Description	Shares	Value
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	21,700	$ 151,159
Daiken Corp.	9,900	155,531
Daiki Aluminium Industry Co., Ltd.	37,300	199,707
Daikyonishikawa Corp.	18,900	86,486
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	192,295
Daio Paper Corp. (b)	15,500	208,619
Daiseki Co., Ltd.	23,700	504,933
Daishi Hokuetsu Financial Group, Inc.	31,100	680,740
Daito Pharmaceutical Co., Ltd.	8,600	235,005
Daiwabo Holdings Co., Ltd.	10,600	509,601
DCM Holdings Co., Ltd.	76,393	705,515
DDS, Inc. (b)(c)	67,700	105,355
Denki Kogyo Co., Ltd.	8,700	201,070
Denyo Co., Ltd.	10,000	178,315
Descente, Ltd. (c)	23,100	271,752
Dexerials Corp.	32,400	209,487
Digital Arts, Inc.	8,300	359,048
Digital Garage, Inc.	17,600	563,272
Digital Hearts Holdings Co., Ltd.	6,200	41,982
Dip Corp.	15,900	255,979
DKS Co., Ltd.	8,400	291,788
DMG Mori Co., Ltd. (b)	36,700	306,641
Doshisha Co., Ltd.	12,700	150,581
Doutor Nichires Holdings Co., Ltd.	48,372	734,396
Dowa Holdings Co., Ltd.	30,000	786,161
DTS Corp.	64,324	1,120,181
Duskin Co., Ltd.	22,400	589,490
DyDo Group Holdings, Inc.	4,100	138,812
Dynam Japan Holdings Co., Ltd.	10,000	9,663
Earth Corp.	10,600	562,623
EDION Corp.	73,100	604,681
eGuarantee, Inc.	24,400	357,338
E-Guardian, Inc. (b)	11,000	158,853
Ehime Bank, Ltd.	20,540	223,180
Eiken Chemical Co., Ltd.	18,900	345,069
Eizo Corp.	11,500	335,556
Elecom Co., Ltd.	10,000	348,756
en-japan, Inc.	10,700	200,411
EPS Holdings, Inc.	19,600	204,978
eRex Co., Ltd.	26,200	298,756
ES-Con Japan, Ltd.	35,100	193,781
ESPEC Corp.	16,000	243,361
euglena Co., Ltd. (c)	41,900	268,970
Exedy Corp.	17,200	254,762
F@N Communications, Inc.	43,900	168,760
FCC Co., Ltd.	34,828	509,411
FDK Corp. (c)	22,600	99,649
Feed One Co., Ltd.	50,000	69,937
Ferrotec Holdings Corp.	35,200	180,312
FIDEA Holdings Co., Ltd.	168,900	159,583
Financial Products Group Co., Ltd.	27,700	140,097

163

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fintech Global, Inc. (b)(c)	144,700	$ 46,913
Fixstars Corp.	17,600	166,781
F-Tech, Inc.	22,700	89,576
Fudo Tetra Corp.	9,040	107,437
Fuji Co., Ltd. (b)	11,900	198,196
Fuji Corp.	41,400	632,764
Fuji Oil Co., Ltd.	62,600	109,596
Fuji Pharma Co., Ltd.	7,000	78,653
Fuji Seal International, Inc.	10,100	178,882
Fuji Soft, Inc.	18,000	579,408
Fujibo Holdings, Inc.	7,200	192,347
Fujicco Co., Ltd.	10,000	180,353
Fujikura, Ltd.	161,100	467,086
Fujimi, Inc.	11,200	278,872
Fujimori Kogyo Co., Ltd.	7,500	203,210
Fujita Kanko, Inc.	4,399	63,527
Fujitec Co., Ltd.	38,400	494,784
Fujitsu General, Ltd.	29,900	540,917
Fujiya Co., Ltd.	6,800	129,884
Fukuda Corp.	4,000	156,732
Fukui Bank, Ltd.	12,900	181,153
Fukuoka REIT Corp.	831	860,597
Fukushima Industries Corp.	8,400	264,555
Fukuyama Transporting Co., Ltd.	10,000	358,020
FULLCAST Holdings Co., Ltd.	13,300	152,275
Fumakilla, Ltd.	17,700	210,029
Funai Electric Co., Ltd. (c)	41,700	186,183
Funai Soken Holdings, Inc.	21,100	419,635
Furukawa Co., Ltd.	17,838	175,150
Furukawa Electric Co., Ltd.	19,000	345,839
Furuno Electric Co., Ltd.	19,600	153,053
Fuso Chemical Co., Ltd.	12,500	351,420
Futaba Corp.	13,200	128,754
Fuyo General Lease Co., Ltd.	10,000	507,619
Gakken Holdings Co., Ltd.	20,800	355,674
Genki Sushi Co., Ltd. (b)	1,600	32,873
Genky DrugStores Co., Ltd.	5,100	97,555
Geo Holdings Corp.	20,000	242,323
Giken, Ltd. (b)	8,900	291,432
Global One Real Estate Investment Corp. REIT	331	278,095
GLOBERIDE, Inc.	6,800	117,853
Glory, Ltd.	30,500	703,488
GMO internet, Inc.	31,300	526,523
Goldcrest Co., Ltd.	14,900	224,145
Gree, Inc.	46,800	180,775
GS Yuasa Corp.	39,400	530,662
G-Tekt Corp.	15,200	155,583
Gunma Bank, Ltd.	70,500	214,200
Gunosy, Inc. (c)	8,653	69,333
Gunze, Ltd.	9,200	309,351
Gurunavi, Inc.	8,900	45,755
H2O Retailing Corp.	10,000	73,271
Hachijuni Bank, Ltd.	122,300	442,956
Hamakyorex Co., Ltd.	7,200	175,540
Hankyu Hanshin REIT, Inc.	457	494,443
Security Description	Shares	Value
Hanwa Co., Ltd.	25,300	$ 394,188
Happinet Corp.	3,700	37,564
Hazama Ando Corp.	96,400	615,253
HEALIOS KK (c)	16,400	228,936
Heiwa Real Estate Co., Ltd.	15,900	412,247
Heiwa Real Estate REIT, Inc.	392	364,567
Heiwado Co., Ltd.	19,600	345,685
Hibiya Engineering, Ltd.	7,500	134,639
Hiday Hidaka Corp. (b)	12,104	170,536
Hioki EE Corp.	8,200	233,570
Hirano Tecseed Co., Ltd.	13,100	131,176
Hirata Corp.	6,800	290,065
Hiroshima Bank, Ltd.	46,300	193,426
HIS Co., Ltd. (b)	10,000	130,888
Hochiki Corp.	16,900	213,843
Hogy Medical Co., Ltd.	10,800	336,640
Hokkaido Electric Power Co., Inc.	107,100	464,293
Hokkaido Gas Co., Ltd.	10,000	143,115
Hokkoku Bank, Ltd.	16,300	508,832
Hokuetsu Corp.	49,700	185,992
Hokuhoku Financial Group, Inc.	68,100	610,632
Hokuriku Electric Power Co.	36,900	258,749
Hokuto Corp.	10,000	174,610
H-One Co., Ltd.	20,800	95,951
Hoosiers Holdings (b)	40,000	221,203
Hoshino Resorts REIT, Inc.	162	498,208
Hosiden Corp.	23,800	166,669
Hosokawa Micron Corp.	4,800	212,755
Howa Machinery, Ltd. (b)	30,700	177,167
Hyakugo Bank, Ltd.	111,200	311,078
Hyakujushi Bank, Ltd.	16,100	292,456
IBJ Leasing Co., Ltd.	13,300	259,581
Ichibanya Co., Ltd.	5,600	232,134
Ichigo Hotel REIT Investment Corp.	233	114,606
Ichigo Office REIT Investment Corp.	562	389,920
Ichigo, Inc.	28,000	64,842
Ichikoh Industries, Ltd.	31,600	140,796
Idec Corp.	14,300	181,474
Iino Kaiun Kaisha, Ltd.	94,480	271,306
Imasen Electric Industrial	24,400	147,139
Imuraya Group Co., Ltd.	8,600	143,791
Inaba Denki Sangyo Co., Ltd.	17,800	379,562
Inabata & Co., Ltd.	19,700	215,330
Infocom Corp.	14,500	331,356
Infomart Corp.	90,400	595,381
Intage Holdings, Inc.	36,600	271,902
Internet Initiative Japan, Inc.	14,800	485,999
Invesco Office J-Reit, Inc.	4,114	544,951
Iriso Electronics Co., Ltd. (b)	10,300	304,358
Ishihara Sangyo Kaisha, Ltd.	16,800	85,902
Istyle, Inc. (b)(c)	37,400	71,713
Itfor, Inc.	39,000	204,474
Itochu Enex Co., Ltd.	28,200	220,470
Itoki Corp.	28,900	85,398

164

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Itokuro, Inc. (b)(c)	4,000	$ 47,464
Iwatani Corp. (b)	47,400	1,585,049
Iyo Bank, Ltd.	32,800	166,195
J Trust Co., Ltd. (b)	56,000	116,715
Jaccs Co., Ltd.	15,000	254,828
Jafco Co., Ltd. (c)	16,800	438,227
Jamco Corp.	9,500	61,688
Japan Asset Marketing Co., Ltd. (b)(c)	37,500	29,526
Japan Aviation Electronics Industry, Ltd.	33,700	406,129
Japan Cash Machine Co., Ltd. (b)	3,200	16,036
Japan Communications, Inc. (b)(c)	132,300	194,856
Japan Display, Inc. (b)(c)	389,510	176,796
Japan Elevator Service Holdings Co., Ltd.	10,000	229,911
Japan Excellent, Inc. REIT	702	807,637
Japan Investment Adviser Co., Ltd. (b)	7,100	41,105
Japan Lifeline Co., Ltd.	31,300	394,892
Japan Material Co., Ltd.	45,700	600,698
Japan Petroleum Exploration Co., Ltd. (b)	16,200	266,661
Japan Pulp & Paper Co., Ltd.	7,900	275,883
Japan Rental Housing Investments, Inc. REIT	569	480,162
Japan Securities Finance Co., Ltd.	26,100	119,191
Japan Steel Works, Ltd.	40,500	490,704
Japan Tissue Engineering Co., Ltd. (b)(c)	7,600	40,550
Japan Wool Textile Co., Ltd.	22,200	192,891
JCU Corp.	12,300	256,699
Jeol, Ltd.	19,800	483,652
Jimoto Holdings, Inc.	160,200	135,040
JINS, Inc.	6,600	362,540
Joshin Denki Co., Ltd.	13,500	259,858
Joyful Honda Co., Ltd.	45,400	524,000
JSP Corp.	8,100	104,894
Juki Corp.	33,200	169,452
Juroku Bank, Ltd.	19,400	338,743
JVC Kenwood Corp.	78,600	141,976
Kadokawa Dwango (c)	26,600	335,842
Kaga Electronics Co., Ltd.	18,100	285,361
Kamakura Shinsho, Ltd. (b)	5,300	52,138
Kameda Seika Co., Ltd.	8,400	384,771
Kamei Corp.	19,100	179,579
Kanamoto Co., Ltd.	17,900	348,698
Kanematsu Corp.	118,299	1,215,262
Kanematsu Electronics, Ltd.	7,900	248,807
Kanto Denka Kogyo Co., Ltd.	24,000	172,294
Kasai Kogyo Co., Ltd.	31,500	154,064
Katakura Industries Co., Ltd.	65,074	640,161
Katitas Co., Ltd. (b)	22,400	360,002
Kato Sangyo Co., Ltd.	15,600	492,038
Kato Works Co., Ltd.	8,400	91,972
KAWADA TECHNOLOGIES, Inc.	1,300	65,148
Security Description	Shares	Value
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	$ 138,869
Kawasaki Kisen Kaisha, Ltd. (b)(c)	35,200	264,762
Keihin Corp.	13,800	322,773
Keiyo Bank, Ltd.	76,400	377,913
Keiyo Co., Ltd.	31,600	144,601
Kenedix Residential Next Investment Corp. REIT	265	413,130
Kenedix Retail REIT Corp.	253	357,863
Kenedix, Inc.	105,600	401,056
Kenko Mayonnaise Co., Ltd.	12,700	239,636
Key Coffee, Inc.	6,100	129,849
KH Neochem Co., Ltd.	17,000	239,516
Kintetsu World Express, Inc.	15,100	221,979
Kisoji Co., Ltd. (b)	10,300	228,984
Kissei Pharmaceutical Co., Ltd.	22,800	587,345
Kitanotatsujin Corp. (b)	46,400	228,658
Kito Corp.	16,000	147,765
Kitz Corp.	113,100	684,121
Kiyo Bank, Ltd.	87,560	1,294,482
KLab, Inc. (b)(c)	10,100	63,432
Koa Corp.	18,500	152,860
Kobe Steel, Ltd.	85,000	262,980
Kohnan Shoji Co., Ltd.	14,100	285,775
Kokuyo Co., Ltd.	10,000	140,058
Komatsu Matere Co., Ltd. (b)	27,500	187,231
KOMEDA Holdings Co., Ltd.	21,600	332,539
Komeri Co., Ltd.	10,300	184,714
Komori Corp.	48,036	327,938
Konishi Co., Ltd.	14,400	191,013
Konoike Transport Co., Ltd.	13,900	149,101
Koshidaka Holdings Co., Ltd.	23,400	79,550
Kotobuki Spirits Co., Ltd.	18,100	815,678
Kourakuen Holdings Corp. (b)	8,000	101,079
Krosaki Harima Corp.	3,300	124,871
Kumagai Gumi Co., Ltd.	18,200	421,641
Kumiai Chemical Industry Co., Ltd. (b)	50,300	389,987
Kura Corp.	5,700	212,783
Kurabo Industries, Ltd.	27,770	665,986
Kureha Corp.	8,200	334,593
Kurimoto, Ltd.	15,100	265,060
KYB Corp. (c)	13,683	262,240
Kyoei Steel, Ltd.	17,000	196,369
Kyokuto Kaihatsu Kogyo Co., Ltd.	16,800	184,099
Kyokuyo Co., Ltd.	2,200	51,864
KYORIN Holdings, Inc.	31,300	637,278
Kyoritsu Maintenance Co., Ltd.	12,700	280,458
Kyosan Electric Manufacturing Co., Ltd.	11,700	50,504
Kyushu Financial Group, Inc.	110,800	423,884
LAC Co., Ltd.	6,900	48,001
Lacto Japan Co., Ltd. (b)	7,400	228,262
LaSalle Logiport REIT	352	475,398
LEC, Inc.	15,700	157,793

165

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Leopalace21 Corp. (b)(c)	130,700	$ 322,043
Life Corp.	14,400	397,899
LIFULL Co., Ltd. (b)	31,900	89,830
Link And Motivation, Inc. (b)	22,600	64,060
LIXIL VIVA Corp.	11,200	190,479
M&A Capital Partners Co., Ltd. (c)	8,400	200,206
Macnica Fuji Electronics Holdings, Inc.	31,300	388,804
Macromill, Inc.	10,800	62,326
Maeda Corp. (b)	33,500	247,321
Maeda Kosen Co., Ltd. (b)	13,100	248,640
Maeda Road Construction Co., Ltd. (b)	11,300	211,545
Makino Milling Machine Co., Ltd.	19,700	520,625
Mandom Corp.	16,800	322,290
Mars Group Holdings Corp.	12,300	195,401
Marudai Food Co., Ltd.	58,831	1,065,394
Maruha Nichiro Corp.	35,520	742,941
Marusan Securities Co., Ltd. (b)	62,238	261,163
Maruwa Co., Ltd.	3,600	219,758
Maruwa Unyu Kikan Co., Ltd. (b)	12,200	276,310
Matsui Construction Co., Ltd.	34,700	213,751
Matsuya Co., Ltd. (b)	28,900	164,103
Max Co., Ltd.	20,200	311,546
Maxell Holdings, Ltd.	26,200	258,226
MCJ Co., Ltd.	40,200	222,682
MCUBS MidCity Investment Corp. REIT	833	590,288
MEC Co., Ltd.	15,400	214,406
Media Do Holdings Co., Ltd.	2,300	64,448
Medical Data Vision Co., Ltd. (c)	15,700	95,548
Megachips Corp. (c)	11,100	159,886
Megmilk Snow Brand Co., Ltd.	23,300	530,080
Meidensha Corp.	27,900	419,191
Meiko Electronics Co., Ltd. (b)	12,567	155,756
Meiko Network Japan Co., Ltd.	27,400	193,403
Meisei Industrial Co., Ltd.	31,700	215,532
Meitec Corp.	13,500	537,724
Melco Holdings, Inc.	4,000	80,886
Menicon Co., Ltd.	17,400	777,685
Mercuria Investment Co., Ltd.	30,200	151,343
Metaps, Inc. (c)	2,500	11,023
Michinoku Bank, Ltd.	5,720	63,211
Mie Kotsu Group Holdings, Inc.	51,100	240,933
Milbon Co., Ltd.	14,400	726,970
Mimasu Semiconductor Industry Co., Ltd.	16,100	263,822
Miraca Holdings, Inc.	30,100	635,152
Mirai Corp. REIT	618	210,093
Mirait Holdings Corp. (b)	43,860	547,260
Miroku Jyoho Service Co., Ltd.	13,600	299,955
Mitsubishi Estate Logistics REIT Investment Corp.	118	388,579
Mitsubishi Kakoki Kaisha, Ltd.	16,500	245,158
Mitsubishi Logisnext Co., Ltd.	10,900	88,246
Mitsubishi Pencil Co., Ltd.	27,200	358,031
Security Description	Shares	Value
Mitsubishi Research Institute, Inc.	6,900	$ 210,282
Mitsubishi Shokuhin Co., Ltd.	8,000	205,938
Mitsubishi Steel Manufacturing Co., Ltd. (b)	12,900	95,117
Mitsuboshi Belting, Ltd.	14,300	161,737
Mitsui E&S Holdings Co., Ltd. (c)	45,500	219,587
Mitsui Fudosan Logistics Park, Inc. REIT	65	274,559
Mitsui Matsushima Holdings Co., Ltd.	14,800	120,506
Mitsui Mining & Smelting Co., Ltd.	32,800	549,021
Mitsui Sugar Co., Ltd.	32,400	623,360
Mitsui-Soko Holdings Co., Ltd.	15,700	203,458
Mixi, Inc.	20,900	303,757
Miyaji Engineering Group, Inc.	2,600	39,016
Miyazaki Bank, Ltd.	12,380	273,506
Mizuno Corp.	7,800	135,184
Mochida Pharmaceutical Co., Ltd.	16,000	618,035
Modec, Inc.	9,000	108,962
Monex Group, Inc. (b)	95,600	151,430
Money Forward, Inc. (c)	6,600	251,883
Monogatari Corp	1,400	80,793
Mori Trust Hotel Reit, Inc.	170	128,970
Morinaga Milk Industry Co., Ltd.	19,400	751,165
Morita Holdings Corp.	21,800	335,820
MOS Food Services, Inc.	11,800	273,918
Musashi Seimitsu Industry Co., Ltd.	28,300	218,630
Musashino Bank, Ltd.	12,680	161,620
Nachi-Fujikoshi Corp.	12,700	343,631
Nagaileben Co., Ltd.	11,900	292,443
Nagano Keiki Co., Ltd. (b)	24,900	185,444
Nakanishi, Inc.	61,340	815,367
Nanto Bank, Ltd.	10,000	206,568
NEC Networks & System Integration Corp.	13,900	566,532
Neturen Co., Ltd.	57,583	375,512
Nextage Co., Ltd. (b)	36,200	237,075
NHK Spring Co., Ltd.	37,600	246,592
Nichias Corp.	36,900	691,822
Nichiban Co., Ltd.	10,000	138,576
Nichicon Corp.	39,900	249,849
Nichiha Corp.	16,900	320,608
NichiiGakkan Co., Ltd.	28,600	273,933
Nichi-iko Pharmaceutical Co., Ltd.	68,800	909,431
Nichireki Co., Ltd.	11,000	132,463
Nihon Dempa Kogyo Co., Ltd. (c)	58,700	184,330
Nihon Eslead Corp.	18,200	235,350
Nihon House Holdings Co., Ltd.	48,800	132,448
Nihon Nohyaku Co., Ltd. (b)	37,000	143,263
Nihon Parkerizing Co., Ltd.	56,600	587,208
Nihon Plast Co., Ltd. (b)	27,600	111,724
Nihon Tokushu Toryo Co., Ltd.	13,600	99,649
Nihon Trim Co., Ltd.	1,500	39,516
Nikkiso Co., Ltd.	65,240	487,087

166

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Nikkon Holdings Co., Ltd.	75,780	$ 1,486,048
Nippon Carbide Industries Co., Inc.	16,100	149,285
Nippon Carbon Co., Ltd.	12,471	371,398
Nippon Ceramic Co., Ltd.	10,400	177,837
Nippon Chemical Industrial Co., Ltd. (b)	8,100	166,569
Nippon Coke & Engineering Co., Ltd. (b)	88,200	49,837
Nippon Densetsu Kogyo Co., Ltd.	24,200	472,321
Nippon Flour Mills Co., Ltd.	29,100	454,742
Nippon Gas Co., Ltd.	12,100	400,699
Nippon Koei Co., Ltd. (b)	9,800	266,707
Nippon Light Metal Holdings Co., Ltd.	360,000	563,568
Nippon Paper Industries Co., Ltd.	17,200	245,202
Nippon Parking Development Co., Ltd.	44,100	55,148
Nippon Pillar Packing Co., Ltd.	14,800	172,464
NIPPON REIT Investment Corp.	429	1,267,667
Nippon Road Co., Ltd.	4,700	299,097
Nippon Sheet Glass Co., Ltd. (b)(c)	43,400	133,872
Nippon Signal Co., Ltd.	32,600	318,586
Nippon Soda Co., Ltd.	12,100	302,290
Nippon Steel & Sumikin Bussan Corp.	3,600	121,717
Nippon Suisan Kaisha, Ltd.	160,699	711,538
Nippon Thompson Co., Ltd.	54,800	187,311
Nippon Yakin Kogyo Co., Ltd. (b)	8,600	134,073
Nipro Corp.	10,400	122,444
Nishimatsu Construction Co., Ltd.	28,600	548,660
Nishimatsuya Chain Co., Ltd.	24,253	167,595
Nishi-Nippon Financial Holdings, Inc.	77,700	439,044
Nishio Rent All Co., Ltd.	14,400	302,393
Nissan Shatai Co., Ltd.	22,200	193,097
Nissei ASB Machine Co., Ltd.	4,700	136,705
Nissei Plastic Industrial Co., Ltd.	24,600	210,782
Nissha Co., Ltd.	24,400	162,282
Nisshin Oillio Group, Ltd.	13,600	459,821
Nisshinbo Holdings, Inc.	73,500	490,885
Nissin Corp.	10,800	159,967
Nissin Kogyo Co., Ltd.	13,900	283,781
Nitta Corp.	9,900	193,956
Nittetsu Mining Co., Ltd.	3,200	125,534
Nitto Boseki Co., Ltd. (b)	30,630	1,354,808
Nitto Kogyo Corp.	22,300	357,155
Nittoku Co., Ltd.	9,400	242,064
Nohmi Bosai, Ltd.	17,400	322,679
Nojima Corp.	13,100	216,361
Nomura Co., Ltd.	43,200	328,137
Noritake Co., Ltd.	6,900	219,869
Noritsu Koki Co., Ltd. (b)	9,800	84,243
Noritz Corp.	14,900	162,450
North Pacific Bank, Ltd.	152,200	287,609
NS United Kaiun Kaisha, Ltd.	10,000	128,479
Security Description	Shares	Value
NSD Co., Ltd.	40,200	$ 536,223
NTN Corp.	55,100	96,465
Obara Group, Inc.	8,900	191,265
Oenon Holdings, Inc.	95,000	345,839
Ogaki Kyoritsu Bank, Ltd.	10,000	201,473
Ohara, Inc. (b)	9,600	77,543
Ohsho Food Service Corp.	6,800	364,078
Oiles Corp.	10,900	138,124
Oisix ra daichi, Inc. (b)(c)	13,800	189,318
Oita Bank, Ltd.	15,380	271,684
Okabe Co., Ltd.	18,400	123,229
Okamoto Industries, Inc.	6,360	228,584
Okamura Corp.	58,700	470,339
Okasan Securities Group, Inc.	86,382	273,657
Oki Electric Industry Co., Ltd.	48,500	455,551
Okinawa Electric Power Co., Inc.	24,312	445,906
OKUMA Corp.	13,600	439,035
Okumura Corp.	16,800	349,835
Okuwa Co., Ltd.	17,300	278,197
Oncolys BioPharma, Inc. (b)(c)	4,300	52,259
One REIT, Inc.	96	217,157
Onward Holdings Co., Ltd.	64,200	282,479
Open Door, Inc. (c)	8,500	58,108
OPT Holding, Inc.	10,000	127,553
Optex Group Co., Ltd.	17,500	162,105
Optorun Co., Ltd.	11,300	269,220
Orient Corp.	71,100	79,692
Osaka Organic Chemical Industry, Ltd.	21,000	292,177
Osaka Soda Co., Ltd.	11,200	267,045
OSAKA Titanium Technologies Co., Ltd. (c)	8,500	73,619
Osaki Electric Co., Ltd.	16,000	79,144
OSG Corp.	11,000	147,441
OSJB Holdings Corp.	95,800	212,090
Outsourcing, Inc.	46,900	204,187
Oyo Corp.	19,000	216,303
Pacific Industrial Co., Ltd.	30,300	264,113
Pacific Metals Co., Ltd. (b)	7,399	107,604
Pack Corp.	10,000	335,325
PAL GROUP Holdings Co., Ltd.	11,400	138,863
Paramount Bed Holdings Co., Ltd.	10,000	414,525
Pasona Group, Inc.	13,600	108,341
PC Depot Corp. (b)	54,800	217,769
Penta-Ocean Construction Co., Ltd.	160,900	848,058
Pepper Food Service Co., Ltd. (b)	7,400	29,818
PIA Corp. (b)	5,100	105,349
Pilot Corp.	10,000	333,009
Piolax, Inc.	16,000	225,131
PKSHA Technology, Inc. (c)	5,200	75,191
Plenus Co., Ltd.	9,900	169,104
Poletowin Pitcrew Holdings, Inc.	17,300	123,875
Premier Investment Corp. REIT	1,350	1,489,371
Press Kogyo Co., Ltd.	63,800	143,019
Pressance Corp. (b)	17,200	151,837

167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Prestige International, Inc.	55,800	$ 428,495
Prima Meat Packers, Ltd.	14,500	329,475
Qol Holdings Co., Ltd.	11,000	135,010
Raito Kogyo Co., Ltd.	35,300	401,214
Raiznext Corp.	30,300	343,824
Raksul, Inc. (c)	7,200	156,732
Rakus Co., Ltd.	26,200	387,339
RaQualia Pharma, Inc. (c)	18,100	152,573
Relia, Inc.	23,600	228,447
RENOVA, Inc. (c)	22,500	191,747
Resorttrust, Inc.	43,200	422,576
Rheon Automatic Machinery Co., Ltd.	14,100	155,818
Ricoh Leasing Co., Ltd.	7,700	202,780
Riken Corp. (b)	7,000	178,769
Riken Keiki Co., Ltd.	12,100	228,875
Riken Technos Corp.	48,300	172,252
Riken Vitamin Co., Ltd.	10,800	219,191
Ringer Hut Co., Ltd. (b)	13,700	262,185
Riso Kagaku Corp.	9,200	139,165
Rock Field Co., Ltd.	10,600	144,043
Rokko Butter Co., Ltd.	10,600	134,421
Rorze Corp.	12,200	350,896
Round One Corp.	43,100	224,373
Royal Holdings Co., Ltd. (b)	12,600	205,302
RPA Holdings, Inc. (b)(c)	5,100	35,431
RS Technologies Co., Ltd.	4,900	96,180
Ryobi, Ltd.	16,400	201,591
Ryosan Co., Ltd.	10,000	221,296
S Foods, Inc.	12,000	248,548
Sac's Bar Holdings, Inc.	32,100	182,273
Sagami Holdings Corp. (b)	22,200	248,826
Saizeriya Co., Ltd.	14,400	273,314
Sakai Chemical Industry Co., Ltd.	26,953	448,655
Sakai Moving Service Co., Ltd. (b)	4,200	223,315
Sakata INX Corp.	23,000	193,664
Sakata Seed Corp.	15,800	480,052
Sakura Internet, Inc.	40,300	173,960
Sala Corp.	58,000	299,254
SAMTY Co., Ltd.	15,500	172,725
San ju San Financial Group, Inc.	12,700	175,521
San-A Co., Ltd.	10,200	425,650
San-Ai Oil Co., Ltd.	38,800	405,773
SanBio Co., Ltd. (b)(c)	12,400	133,241
Sanei Architecture Planning Co., Ltd.	16,700	183,931
Sangetsu Corp.	33,300	495,081
San-In Godo Bank, Ltd.	79,300	401,807
Sanken Electric Co., Ltd.	12,900	251,296
Sanki Engineering Co., Ltd.	24,900	279,319
Sankyo Tateyama, Inc.	27,800	267,300
Sanoh Industrial Co., Ltd.	39,400	249,637
Sanrio Co., Ltd. (b)	29,300	390,015
Sanyo Chemical Industries, Ltd.	5,400	197,832
Sanyo Denki Co., Ltd.	5,000	201,704
Security Description	Shares	Value
Sanyo Electric Railway Co., Ltd. (b)	7,800	$ 145,083
Sanyo Shokai, Ltd.	3,000	37,488
Sanyo Special Steel Co., Ltd. (b)	20,287	181,907
Sanyo Trading Co., Ltd.	27,500	210,412
Sapporo Holdings, Ltd.	40,500	747,687
Sato Holdings Corp.	27,540	541,336
SEC Carbon, Ltd. (b)	1,500	86,286
Seed Co., Ltd.	6,300	47,503
Seika Corp.	4,400	44,181
Seikagaku Corp.	21,600	225,694
Seiko Holdings Corp.	11,800	190,628
Seiren Co., Ltd.	40,880	492,279
Sekisui Jushi Corp.	14,300	263,601
Sekisui Plastics Co., Ltd.	22,200	115,159
Senko Group Holdings Co., Ltd.	45,400	352,417
Senshu Ikeda Holdings, Inc.	136,060	205,435
Septeni Holdings Co., Ltd. (b)	15,800	26,052
Seria Co., Ltd.	12,600	364,735
Shibuya Corp.	10,900	256,661
SHIFT, Inc. (c)	2,300	149,562
Shiga Bank, Ltd. (b)	28,300	673,192
Shikoku Bank, Ltd.	24,000	189,635
Shikoku Chemicals Corp.	23,200	213,400
Shima Seiki Manufacturing, Ltd.	20,445	270,630
Shimachu Co., Ltd. (b)	42,560	1,049,462
Shinagawa Refractories Co., Ltd.	6,400	131,314
Shindengen Electric Manufacturing Co., Ltd.	4,100	88,453
Shin-Etsu Polymer Co., Ltd.	21,800	170,434
Shinkawa, Ltd. (c)	9,200	63,575
Shinko Electric Industries Co., Ltd.	27,500	263,906
Shinmaywa Industries, Ltd.	26,000	271,187
Shinoken Group Co., Ltd.	22,800	159,455
Shinsho Corp.	4,000	69,844
Shizuoka Gas Co., Ltd.	27,400	222,845
SHO-BOND Holdings Co., Ltd.	29,000	1,160,484
Shochiku Co., Ltd. (b)	12,460	1,398,872
Shoei Co., Ltd. (b)	11,200	235,402
Shoei Foods Corp. (b)	7,200	264,110
Showa Corp.	23,500	490,223
Showa Sangyo Co., Ltd.	10,000	297,346
Siix Corp.	20,700	166,436
Sinfonia Technology Co., Ltd.	41,880	372,422
Sinko Industries, Ltd.	13,700	177,159
Sintokogio, Ltd.	34,000	237,154
SKY Perfect JSAT Holdings, Inc.	56,600	201,328
SMK Corp.	504	10,770
SMS Co., Ltd.	43,200	837,549
Sodick Co., Ltd. (b)	25,100	150,663
Sogo Medical Holdings Co., Ltd.	7,800	183,304
Solasto Corp.	23,700	220,414
Sosei Group Corp. (b)(c)	37,100	444,011
Sourcenext Corp. (b)	21,800	58,965
Space Value Holdings Co., Ltd.	26,200	90,525

168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
S-Pool, Inc.	12,300	$ 62,665
ST Corp.	13,300	197,242
St Marc Holdings Co., Ltd.	10,000	160,437
Star Asia Investment Corp. REIT (b)	207	163,943
Star Micronics Co., Ltd.	19,200	194,036
Starts Corp., Inc.	14,700	273,017
Starts Proceed Investment Corp. REIT	146	242,759
Starzen Co., Ltd.	4,800	197,416
Stella Chemifa Corp. (b)	7,200	161,734
Studio Alice Co., Ltd.	12,100	165,436
Sumida Corp.	18,100	110,993
Sumitomo Bakelite Co., Ltd.	10,000	212,589
Sumitomo Densetsu Co., Ltd.	15,100	310,938
Sumitomo Mitsui Construction Co., Ltd.	75,960	335,630
Sumitomo Osaka Cement Co., Ltd.	19,479	584,614
Sumitomo Seika Chemicals Co., Ltd.	2,400	59,091
Sumitomo Warehouse Co., Ltd.	41,100	450,385
Sun Frontier Fudousan Co., Ltd.	10,000	75,958
Sun-Wa Technos Corp.	20,000	150,989
Suruga Bank, Ltd. (b)	130,300	427,272
Sushiro Global Holdings, Ltd.	44,000	648,455
SWCC Showa Holdings Co., Ltd.	4,500	42,101
Systena Corp.	42,200	573,065
Syuppin Co., Ltd.	20,000	117,642
T Hasegawa Co., Ltd.	14,100	266,053
T RAD Co., Ltd.	11,200	128,854
Tachi-S Co., Ltd.	19,500	177,018
Tadano, Ltd. (b)	63,800	457,424
Taihei Dengyo Kaisha, Ltd.	12,500	268,515
Taiho Kogyo Co., Ltd.	22,300	111,133
Taikisha, Ltd.	14,100	408,809
Taiko Pharmaceutical Co., Ltd. (b)	37,800	544,827
Taiyo Holdings Co., Ltd.	10,000	377,009
Takamatsu Construction Group Co., Ltd.	7,900	169,848
Takaoka Toko Co., Ltd.	1,900	16,720
Takara Holdings, Inc. (b)	61,700	462,943
Takara Standard Co., Ltd.	28,600	439,246
Takasago International Corp.	23,200	433,462
Takasago Thermal Engineering Co., Ltd.	33,300	512,355
Takeei Corp.	34,700	250,394
Takeuchi Manufacturing Co., Ltd.	21,100	263,469
Takuma Co., Ltd.	37,100	413,081
Tamron Co., Ltd.	10,000	167,940
Tamura Corp.	47,400	173,872
Tanseisha Co., Ltd.	22,600	152,404
Tatsuta Electric Wire and Cable Co., Ltd.	46,700	198,990
Tayca Corp. (b)	11,500	153,078
TechMatrix Corp.	13,200	270,101
Security Description	Shares	Value
Teikoku Electric Manufacturing Co., Ltd.	3,600	$ 43,785
Teikoku Sen-I Co., Ltd. (b)	14,200	276,226
TKC Corp.	7,700	346,288
TKP Corp. (c)	1,700	19,542
Toa Corp. (f)	18,500	137,951
Toa Corp. (f)	8,000	107,008
TOA ROAD Corp.	7,900	219,536
Toagosei Co., Ltd.	129,700	1,129,341
Tobishima Corp.	10,710	99,506
TOC Co., Ltd.	71,360	388,016
Tocalo Co., Ltd.	31,700	299,220
Toei Animation Co., Ltd. (b)	8,700	406,975
Toho Bank, Ltd.	90,000	225,094
Toho Titanium Co., Ltd.	22,700	136,047
Toho Zinc Co., Ltd. (b)(c)	6,800	75,587
TOKAI Holdings Corp.	59,300	514,697
Tokai Rika Co., Ltd.	18,500	230,661
Tokai Tokyo Financial Holdings, Inc.	114,900	261,826
Tokushu Tokai Paper Co., Ltd.	5,100	201,959
Tokuyama Corp.	17,800	344,936
Tokyo Dome Corp. (b)	42,500	285,026
Tokyo Energy & Systems, Inc.	25,600	194,926
Tokyo Kiraboshi Financial Group, Inc.	10,000	105,692
Tokyo Ohka Kogyo Co., Ltd.	17,900	687,282
Tokyo Rope Manufacturing Co., Ltd. (c)	19,200	109,735
Tokyo Seimitsu Co., Ltd.	22,200	633,375
Tokyo Steel Manufacturing Co., Ltd.	53,100	332,505
Tokyotokeiba Co., Ltd.	8,900	230,425
Tokyu Construction Co., Ltd.	38,600	203,450
Tokyu REIT, Inc.	566	741,350
Tomoe Engineering Co., Ltd.	2,800	53,482
TOMONY Holdings, Inc.	88,680	294,902
Tomy Co., Ltd.	54,400	383,982
Tonami Holdings Co., Ltd.	4,200	188,690
Topcon Corp.	54,700	406,367
Toppan Forms Co., Ltd.	25,700	229,254
Topre Corp.	24,000	266,778
Topy Industries, Ltd.	21,498	274,015
Torex Semiconductor, Ltd.	18,300	173,414
Toridoll Holdings Corp. (b)	20,400	218,636
Torii Pharmaceutical Co., Ltd.	5,600	140,006
Torikizoku Co., Ltd. (b)	12,200	182,850
Tosei Reit Investment Corp.	200	178,963
Toshiba Machine Co., Ltd. (b)	10,200	202,762
Toshiba TEC Corp.	10,800	340,142
Tosho Co., Ltd.	9,000	82,784
Totetsu Kogyo Co., Ltd.	14,100	380,989
Towa Bank, Ltd.	27,400	159,646
Towa Pharmaceutical Co., Ltd.	10,000	209,995
Toyo Construction Co., Ltd.	38,000	154,175
Toyo Corp.	5,668	50,981

169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Toyo Denki Seizo KK	17,000	$ 177,315
Toyo Ink SC Holdings Co., Ltd.	21,100	399,699
Toyo Kanetsu KK	7,500	135,820
Toyo Machinery & Metal Co., Ltd.	37,700	142,132
Toyo Securities Co., Ltd. (b)	111,600	136,457
Toyo Tanso Co., Ltd.	8,300	107,561
Toyo Tire Corp.	45,500	522,625
Toyobo Co., Ltd.	42,778	452,923
Toyota Motor Corp.	5,409	325,727
TPR Co., Ltd.	16,100	171,805
Trancom Co., Ltd.	3,800	248,511
Transcosmos, Inc. (c)	13,800	244,669
Tri Chemical Laboratories, Inc. (b)	6,700	454,921
Trusco Nakayama Corp.	21,500	466,426
TS Tech Co., Ltd.	10,000	236,951
TSI Holdings Co., Ltd.	68,100	249,804
Tsubaki Nakashima Co., Ltd.	26,400	165,313
Tsubakimoto Chain Co.	17,500	398,777
Tsugami Corp. (b)	37,600	262,613
Tsukishima Kikai Co., Ltd.	26,700	335,126
Tsukuba Bank, Ltd.	104,100	163,929
Tsukui Corp.	28,700	109,797
Tsurumi Manufacturing Co., Ltd.	10,900	195,979
UACJ Corp.	10,000	143,856
Uchida Yoko Co., Ltd.	6,800	222,037
UKC Holdings Corp.	10,800	151,463
Union Tool Co.	7,200	168,937
Unipres Corp.	17,200	153,590
United Arrows, Ltd.	13,500	203,210
United Super Markets Holdings, Inc. (b)	32,900	292,871
UNITED, Inc.	5,300	39,423
Unitika, Ltd. (c)	6,400	16,007
Unizo Holdings Co., Ltd. (c)	19,500	1,078,366
Ushio, Inc.	59,100	565,516
UT Group Co., Ltd. (c)	13,200	135,723
UUUM, Inc. (b)(c)	2,700	51,421
Uzabase, Inc. (c)	9,600	123,429
V Technology Co., Ltd.	3,872	112,263
Valor Holdings Co., Ltd.	32,400	577,140
Valqua, Ltd.	10,476	169,821
ValueCommerce Co., Ltd.	12,200	201,158
Vector, Inc. (b)(c)	17,200	103,721
VIA Holdings, Inc. (b)(c)	38,200	174,449
Vision, Inc. (c)	14,900	92,336
Vital KSK Holdings, Inc.	27,500	279,445
VT Holdings Co., Ltd.	79,300	215,228
Wacom Co., Ltd.	72,000	212,088
Wakachiku Construction Co., Ltd.	3,800	42,592
Wakita & Co., Ltd.	10,900	99,756
Warabeya Nichiyo Holdings Co., Ltd.	12,300	199,730
Watahan & Co., Ltd. (b)	9,800	144,156
WATAMI Co., Ltd. (b)	15,600	134,678
WDB Holdings Co., Ltd. (b)	7,500	146,380
Security Description	Shares	Value
World Co., Ltd.	10,000	$ 139,595
World Holdings Co., Ltd. (b)	9,000	102,459
Yahagi Construction Co., Ltd.	26,000	188,579
YAKUODO Holdings Co., Ltd.	7,700	172,324
YAMABIKO Corp.	21,800	163,972
YAMADA Consulting Group Co., Ltd.	11,200	98,871
Yamagata Bank, Ltd.	15,600	193,492
Yamaguchi Financial Group, Inc.	61,600	349,212
Yamaichi Electronics Co., Ltd.	15,600	200,283
YA-MAN, Ltd. (b)	13,500	83,535
Yamanashi Chuo Bank, Ltd.	21,700	147,943
Yamashin-Filter Corp. (b)	30,700	202,761
Yamato Kogyo Co., Ltd.	22,300	382,976
Yamazen Corp.	48,100	401,446
Yellow Hat, Ltd.	18,400	256,173
Yodogawa Steel Works, Ltd.	30,900	505,769
Yokogawa Bridge Holdings Corp.	17,700	322,668
Yokohama Reito Co., Ltd.	26,100	223,393
Yokowo Co., Ltd.	19,800	396,532
Yondoshi Holdings, Inc. (b)	14,000	251,975
Yonex Co., Ltd.	25,300	115,304
Yorozu Corp.	14,000	136,946
Yoshinoya Holdings Co., Ltd. (b)	31,400	605,284
Yuasa Trading Co., Ltd.	10,300	272,682
Yume No Machi Souzou Iinkai Co., Ltd. (b)	12,972	127,371
Yumeshin Holdings Co., Ltd. (b)	43,500	228,873
Yurtec Corp.	30,900	176,032
Yushin Precision Equipment Co., Ltd.	14,700	91,641
Zenrin Co., Ltd.	43,565	426,550
ZERIA Pharmaceutical Co., Ltd.	21,700	419,708
ZIGExN Co., Ltd.	35,800	87,548
Zojirushi Corp. (b)	23,100	316,901
		237,080,248
LIECHTENSTEIN — 0.0% (e)
VP Bank AG	1,704	220,496
LUXEMBOURG — 0.2%
APERAM SA	11,424	241,675
Corp. America Airports SA (b)(c)	27,378	50,649
Orion Engineered Carbons SA	19,200	143,232
Solutions 30 SE (b)(c)	75,666	576,605
		1,012,161
MALTA — 0.1%
Catena Media PLC (b)(c)	27,806	44,006
Kambi Group PLC (b)(c)	11,820	111,725
Kindred Group PLC SDR	90,494	338,404
		494,135
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	226,872	189,884
NETHERLANDS — 1.1%
Accell Group NV	12,970	179,884

170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
AMG Advanced Metallurgical Group NV (b)	13,037	$ 184,533
Arcadis NV	32,456	516,379
Basic-Fit NV (c)(d)	8,489	141,768
Brack Capital Properties NV (c)	987	80,741
Brunel International NV (b)	17,676	98,139
Corbion NV	40,307	1,196,779
Eurocommercial Properties NV REIT	20,625	199,830
Flow Traders (d)	19,634	587,274
ForFarmers NV	10,000	61,885
Fugro NV (c)	49,367	201,396
Heijmans NV (b)(c)	23,481	140,674
Intertrust NV (d)	40,148	501,757
Kendrion NV	12,644	136,239
Koninklijke BAM Groep NV	130,165	182,100
NSI NV REIT	11,550	456,870
Pharming Group NV (b)(c)	388,755	413,765
PostNL NV	278,581	350,301
ProQR Therapeutics NV (c)	11,026	60,533
Shop Apotheke Europe NV (c)(d)	4,843	269,950
TomTom NV	18,441	144,069
Vastned Retail NV REIT	12,799	214,869
Wereldhave NV REIT (b)	22,818	166,997
		6,486,732
NEW ZEALAND — 0.9%
Air New Zealand, Ltd.	51,202	25,802
Argosy Property, Ltd.	363,488	193,944
Arvida Group, Ltd.	43,908	32,539
Chorus, Ltd.	169,403	691,967
Goodman Property Trust REIT	380,025	483,264
Infratil, Ltd.	357,028	827,607
Kiwi Property Group, Ltd.	584,492	325,725
Metlifecare, Ltd.	67,874	152,909
New Zealand Refining Co., Ltd.	104,078	48,128
Precinct Properties New Zealand, Ltd.	483,936	489,167
Pushpay Holdings, Ltd. (b)(c)	91,506	183,905
Restaurant Brands New Zealand, Ltd. (c)	26,352	126,545
SKY Network Television, Ltd. (c)	99,918	16,586
SKYCITY Entertainment Group, Ltd.	363,298	402,763
Summerset Group Holdings, Ltd.	139,045	449,259
Synlait Milk, Ltd. (c)	32,041	117,772
Tourism Holdings, Ltd.	69,110	44,659
Vital Healthcare Property Trust REIT (b)	248,189	344,305
Volpara Health Technologies, Ltd. (c)	65,431	42,850
Z Energy, Ltd.	206,315	353,487
		5,353,183
NORWAY — 1.2%
Aker Solutions ASA (b)(c)	58,861	30,919
Atea ASA	41,307	346,552
Security Description	Shares	Value
Avance Gas Holding, Ltd. (d)	14,223	$ 28,850
Axactor SE (b)(c)	72,781	42,625
B2Holding ASA	157,249	53,999
Borregaard ASA	55,451	511,157
BW Energy, Ltd. (c)	10,145	8,762
BW Offshore, Ltd. (c)	49,720	85,842
DNO ASA (b)	183,623	51,007
Elkem ASA (d)	81,314	102,214
Europris ASA (d)	50,948	147,493
Frontline, Ltd.	46,862	460,543
Golden Ocean Group, Ltd. (b)	35,713	111,782
Grieg Seafood ASA	28,663	263,947
Hexagon Composites ASA (b)(c)	24,515	58,363
Kitron ASA	215,010	175,677
Kvaerner ASA (b)(c)	110,947	66,667
NEL ASA (c)	593,953	585,412
Nordic Nanovector ASA (b)(c)	29,784	37,156
Nordic Semiconductor ASA (c)	83,742	368,270
Norway Royal Salmon ASA	9,161	181,458
Norwegian Air Shuttle ASA (b)(c)	35,049	30,173
Norwegian Finans Holding ASA (c)	55,309	222,374
Ocean Yield ASA (b)	21,753	48,473
Odfjell Drilling, Ltd. (c)	58,463	42,702
Opera, Ltd. ADR (b)(c)	21,216	113,930
PGS ASA (c)	62,649	18,190
Protector Forsikring ASA (b)(c)	57,553	130,331
Sbanken ASA (d)	37,797	182,848
Scatec Solar ASA (d)	75,756	952,992
SFL Corp., Ltd.	34,274	324,575
SpareBank 1 Nord Norge	39,586	196,403
SpareBank 1 SMN (b)	41,063	264,342
Stolt-Nielsen, Ltd.	12,679	101,664
Veidekke ASA	79,167	657,023
Wallenius Wilhelmsen ASA (b)	63,605	60,510
XXL ASA (b)(c)(d)	34,094	15,260
		7,080,485
PERU — 0.1%
Hochschild Mining PLC	206,003	271,781
PORTUGAL — 0.2%
Altri SGPS SA	130,574	518,933
Mota-Engil SGPS SA (b)	39,983	48,259
REN - Redes Energeticas Nacionais SGPS SA	295,730	752,816
		1,320,008
SINGAPORE — 1.5%
Accordia Golf Trust	407,200	138,703
AIMS AMP Capital Industrial REIT	258,304	188,669
Ascendas India Trust	177,100	149,257
Ascott Residence Trust	956,809	530,870
Best World International, Ltd. (b)	280,300	265,368
BW LPG, Ltd. (d)	21,035	63,299
Cache Logistics Trust REIT	40,348	13,177

171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CapitaLand Retail China Trust REIT	378,834	$ 324,597
CDL Hospitality Trusts Stapled Security	445,080	250,071
China Aviation Oil Singapore Corp., Ltd.	224,900	135,049
Chip Eng Seng Corp., Ltd.	412,000	144,678
ESR-REIT	2,615,545	551,086
Ezion Holdings, Ltd. (a)(c)	4,945,500	112,015
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	583,900	278,858
First Resources, Ltd.	212,200	180,329
Frasers Commercial Trust REIT	334,399	277,130
Frasers Logistics & Industrial Trust REIT (b)	626,049	389,123
Hyflux, Ltd. (a)(c)	33,300	—
IGG, Inc. (b)	444,000	265,223
Keppel DC REIT	341,547	549,315
Keppel Infrastructure Trust	1,448,892	432,475
Manulife US Real Estate Investment Trust	745,455	540,455
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,157,418	284,508
Parkway Life Real Estate Investment Trust	253,300	549,705
Raffles Medical Group, Ltd.	499,268	271,751
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	197,249	40,867
Sembcorp Marine, Ltd. (b)(c)	190,700	91,074
Sheng Siong Group, Ltd.	284,900	238,109
Singapore Post, Ltd.	715,300	324,029
Soilbuild Business Space REIT	338,551	76,087
Starhill Global REIT	752,400	229,866
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
UMS Holdings, Ltd.	418,074	183,514
Wing Tai Holdings, Ltd.	567,399	617,669
XP Power, Ltd.	3,350	108,415
		8,795,341
SOUTH KOREA — 11.2%
AbClon, Inc. (c)	4,669	190,810
ABLBio, Inc. (c)	11,254	156,235
Able C&C Co., Ltd. (c)	7,663	50,673
Ace Technologies Corp. (c)	10,696	63,701
Advanced Process Systems Corp.	7,628	153,519
Aekyung Industrial Co., Ltd.	4,048	77,645
AfreecaTV Co., Ltd.	5,228	225,465
Ahnlab, Inc.	2,724	127,322
Air Busan Co., Ltd. (c)	14,000	34,501
AK Holdings, Inc.	2,023	29,913
Alteogen, Inc. (b)(c)	7,498	505,061
Amicogen, Inc. (c)	13,066	192,123
Amotech Co., Ltd. (c)	9,476	140,114
Anam Electronics Co., Ltd. (c)	84,181	90,242
Security Description	Shares	Value
Ananti, Inc. (c)	19,918	$ 98,334
Anterogen Co., Ltd. (c)	2,935	90,050
Aprogen KIC, Inc. (b)(c)	42,902	71,542
Asiana Airlines, Inc. (c)	44,429	122,993
BGF Co., Ltd.	30,484	92,152
BH Co., Ltd. (b)(c)	16,218	209,161
Binex Co., Ltd. (c)	15,664	138,967
Binggrae Co., Ltd.	1,439	56,976
Biosolution Co., Ltd. (c)	3,292	50,299
BNK Financial Group, Inc.	91,080	331,819
Boryung Pharmaceutical Co., Ltd.	18,473	184,373
Bukwang Pharmaceutical Co., Ltd.	17,722	369,042
Byucksan Corp. (c)	6,431	5,943
Cafe24 Corp. (c)	1,892	42,274
CammSys Corp. (b)(c)	132,097	236,556
Caregen Co., Ltd. (a)	3,538	166,750
Cell Biotech Co., Ltd.	3,460	38,939
Cellivery Therapeutics, Inc. (c)	2,259	149,381
Celltrion Pharm, Inc. (c)	4,902	321,740
Cellumed Co., Ltd. (c)	4,876	23,952
Chabiotech Co., Ltd. (c)	26,936	338,539
Chong Kun Dang Pharmaceutical Corp.	4,094	285,859
Chongkundang Holdings Corp.	1,973	170,987
CJ CGV Co., Ltd. (c)	545	7,924
CJ Corp.	2,007	106,339
CJ Freshway Corp.	1,771	22,549
CMG Pharmaceutical Co., Ltd. (c)	53,528	161,813
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	6,935	480,810
Coreana Cosmetics Co., Ltd. (c)	45,058	162,858
Cosmax, Inc.	5,371	345,904
Cosmecca Korea Co., Ltd. (c)	860	5,327
CosmoAM&T Co., Ltd. (c)	5,541	31,043
CROWNHAITAI Holdings Co., Ltd.	1,932	12,204
CrystalGenomics, Inc. (c)	17,547	242,157
CS Wind Corp.	8,579	189,924
Cuckoo Homesys Co., Ltd.	6,393	168,313
CUROCOM Co., Ltd. (c)	47,021	96,178
Dae Han Flour Mills Co., Ltd.	489	45,190
Dae Hwa Pharmaceutical Co., Ltd.	2,481	18,159
Daea TI Co., Ltd.	30,857	102,658
Daeduck Electronics Co.	44,248	264,975
Daejoo Electronic Materials Co., Ltd. (c)	4,418	43,369
Daesang Corp.	16,822	234,224
Daewon Pharmaceutical Co., Ltd.	11,079	129,688
Daewoo Engineering & Construction Co., Ltd. (c)	112,698	272,175
Daewoong Co., Ltd.	24,625	226,558
Daewoong Pharmaceutical Co., Ltd.	988	68,742
Daishin Securities Co., Ltd. Preference Shares	62,113	390,327
Daou Technology, Inc.	18,847	229,133

172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Dasan Networks, Inc. (c)	9,572	$ 43,325
Dawonsys Co., Ltd.	16,256	177,603
DB HiTek Co., Ltd.	25,420	452,083
Dentium Co., Ltd. (c)	5,876	164,838
DGB Financial Group, Inc.	101,702	383,466
Digital Power Communications Co., Ltd.	14,100	69,843
DIO Corp. (c)	828	17,242
DMS Co., Ltd.	43,258	116,553
Dong-A Socio Holdings Co., Ltd.	4,307	289,056
Dong-A ST Co., Ltd.	4,548	299,999
Dongjin Semichem Co., Ltd.	10,881	119,326
Dongkoo Bio & Pharma Co., Ltd.	1,024	13,080
DongKook Pharmaceutical Co., Ltd.	3,244	207,055
Dongkuk Steel Mill Co., Ltd. (c)	20,649	62,251
Dongsuh Cos., Inc.	5,753	74,432
Dongsung Finetec Co., Ltd.	8,740	45,518
Dongsung Pharmaceutical Co., Ltd. (b)(c)	9,189	82,277
Dongwha Pharm Co., Ltd.	30,729	165,339
Dongwon F&B Co., Ltd.	412	56,350
Dongwon Industries Co., Ltd.	190	26,923
Doosan Corp.	4,167	114,328
Doosan Fuel Cell Co., Ltd. (b)(c)	14,215	60,954
Doosan Heavy Industries & Construction Co., Ltd. (b)(c)	70,508	197,794
Doosan Infracore Co., Ltd. (c)	58,503	151,141
Doosan Solus Co., Ltd. (c)	7,687	116,503
DoubleUGames Co., Ltd.	6,525	232,624
Douzone Bizon Co., Ltd.	15,980	1,063,277
Easy Bio, Inc.	35,886	105,534
Ecopro BM Co., Ltd.	1,622	81,676
Ecopro Co., Ltd.	10,908	159,496
EM-Tech Co., Ltd. (c)	16,834	89,470
ENF Technology Co., Ltd.	21,484	397,084
Enzychem Lifesciences Corp. (c)	979	46,081
Eo Technics Co., Ltd.	2,111	105,086
Esmo Corp. (c)	33,624	16,075
Eugene Corp.	39,209	108,221
Eugene Investment & Securities Co., Ltd.	112,723	166,675
Eugene Technology Co., Ltd.	3,881	51,009
Eutilex Co., Ltd. (c)	1,581	93,898
F&F Co., Ltd.	3,967	301,757
Feelux Co., Ltd. (c)	25,679	101,990
Finetex EnE, Inc. (a)(c)	22,588	—
Foosung Co., Ltd.	38,268	193,957
GemVax & Kael Co., Ltd. (c)	15,290	297,046
Genexine Co., Ltd. (c)	8,001	396,977
Genomictree, Inc. (c)	5,853	101,448
Golfzon Newdin Holdings Co., Ltd.	2,694	4,858
Grand Korea Leisure Co., Ltd.	14,918	165,436
Green Cross Cell Corp.	3,221	101,868
Green Cross Corp.	4,026	456,391
Green Cross Holdings Corp.	14,638	239,888
Security Description	Shares	Value
Green Cross LabCell Corp.	4,803	$ 145,785
GS Home Shopping, Inc.	2,534	220,646
G-SMATT GLOBAL Co., Ltd. (c)	49,298	2,511
G-treeBNT Co., Ltd. (c)	13,906	224,465
HAESUNG DS Co., Ltd.	16,604	188,225
Halla Holdings Corp.	2,744	61,085
Hana Tour Service, Inc. (b)	4,693	143,024
Hanall Biopharma Co., Ltd. (c)	15,833	308,245
Handsome Co., Ltd.	11,601	185,353
Hanil Cement Co., Ltd.	16	807
Hanil Holdings Co., Ltd.	3,225	90,205
Hanjin Kal Corp.	23,201	1,416,055
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	4,055	102,095
Hankook Tire Worldwide Co., Ltd.	14,015	98,434
Hanmi Semiconductor Co., Ltd.	14,289	80,639
Hansae Co., Ltd.	10,771	79,631
Hansol Chemical Co., Ltd. (b)	8,485	549,938
Hansol Holdings Co., Ltd. (c)	48,531	107,439
Hansol Paper Co., Ltd.	25,355	218,694
Hanssem Co., Ltd.	7,291	301,259
Hanwha Aerospace Co., Ltd. (c)	22,509	379,973
Hanwha Corp.	9,552	120,052
Hanwha General Insurance Co., Ltd. (c)	42,577	59,283
Hanwha Investment & Securities Co., Ltd. (c)	84,197	96,830
Hanwha Life Insurance Co., Ltd.	66,067	75,437
Harim Holdings Co., Ltd.	45,714	191,891
HDC Holdings Co., Ltd.	14,796	90,063
HDC Hyundai Development Co-Engineering & Construction Class E	14,687	187,607
HDC Hyundai Engineering Plastics Co., Ltd.	5,331	12,174
Hite Jinro Co., Ltd.	16,450	362,823
HLB Life Science Co., Ltd. (c)	14,014	234,843
HLB, Inc. (b)(c)	15,831	1,170,403
Homecast Co., Ltd. (c)	17,938	42,290
HS Industries Co., Ltd.	35,235	198,267
Huchems Fine Chemical Corp.	21,443	259,814
Hugel, Inc. (c)	1,391	385,072
Humedix Co., Ltd.	1,241	17,636
Huons Co., Ltd.	3,716	139,195
Huons Global Co., Ltd.	2,459	51,711
Hyosung Advanced Materials Corp. (c)	2,014	101,085
Hyosung Chemical Corp.	1,784	120,902
Hyosung Corp.	5,827	292,463
Hyosung Heavy Industries Corp. (c)	4,654	49,317
Hyosung TNC Co., Ltd.	1,640	148,864
Hyundai Bioscience Co., Ltd. (c)	28,640	222,561
Hyundai Construction Equipment Co., Ltd. (c)	7,051	86,881
Hyundai Corp.	2,543	22,352

173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Department Store Co., Ltd.	4,154	$ 200,645
Hyundai Electric & Energy System Co., Ltd. (c)	9,867	53,009
Hyundai Elevator Co., Ltd.	6,925	324,818
Hyundai Greenfood Co., Ltd.	35,116	189,808
Hyundai Home Shopping Network Corp. (b)	4,086	193,668
Hyundai Livart Furniture Co., Ltd.	13,246	77,255
Hyundai Marine & Fire Insurance Co., Ltd.	20,714	385,404
Hyundai Merchant Marine Co., Ltd. (b)(c)	123,721	315,057
Hyundai Mipo Dockyard Co., Ltd.	8,489	188,978
Hyundai Rotem Co., Ltd. (b)(c)	18,331	187,474
Hyundai Wia Corp.	5,472	120,466
Il Dong Pharmaceutical Co., Ltd. (c)	9,141	94,613
Iljin Materials Co., Ltd.	5,523	142,459
Ilyang Pharmaceutical Co., Ltd.	8,291	284,006
Innocean Worldwide, Inc.	5,835	252,122
Innox Advanced Materials Co., Ltd. (c)	2,854	78,773
Inscobee, Inc. (c)	54,461	106,475
Insun ENT Co., Ltd. (c)	39,215	211,642
Interojo Co., Ltd.	4,000	72,288
iNtRON Biotechnology, Inc. (b)(c)	14,971	161,719
IS Dongseo Co., Ltd.	6,097	112,439
ISC Co., Ltd.	1	8
Jahwa Electronics Co., Ltd. (c)	23,448	113,450
JB Financial Group Co., Ltd.	149,137	548,230
Jeil Pharmaceutical Co., Ltd.	4,923	93,013
Jeju Air Co., Ltd. (c)	5,263	72,848
Jenax, Inc. (c)	7,821	20,495
Jin Air Co., Ltd. (c)	13,254	120,852
JW Pharmaceutical Corp.	6,499	167,633
JW Shinyak Corp.	11,603	38,173
JYP Entertainment Corp.	21,525	314,737
Kangstem Biotech Co., Ltd. (b)(c)	14,396	108,796
KC Co., Ltd.	5,892	61,468
KCC Corp.	1,516	161,270
KCC Glass Corp. (c)	1,526	23,003
KEPCO Engineering & Construction Co., Inc. (b)	14,144	174,861
KEPCO Plant Service & Engineering Co., Ltd.	15,396	367,400
Kginicis Co., Ltd.	16,338	252,314
KGMobilians Co., Ltd.	11,521	43,440
Kiwi Media Group Co., Ltd. (c)	677,509	83,482
KIWOOM Securities Co., Ltd.	7,100	408,264
KMW Co., Ltd. (b)(c)	10,846	447,258
Koh Young Technology, Inc.	4,822	307,378
Kolmar Korea Co., Ltd.	9,276	285,363
Kolon Industries, Inc.	9,317	229,605
Kolon Life Science, Inc. (c)	3,100	45,073
Komipharm International Co., Ltd. (b)(c)	16,365	354,899
Security Description	Shares	Value
KONA I Co., Ltd. (c)	1,185	$ 12,703
Korea Electric Terminal Co., Ltd.	2,698	53,967
Korea Line Corp. (c)	6,924	75,932
Korea Petrochemical Ind Co., Ltd.	2,651	190,112
Korea Real Estate Investment & Trust Co., Ltd.	54,519	73,671
Korea United Pharm, Inc.	7,222	116,871
Korean Air Lines Co., Ltd. (c)	13,647	209,635
Korean Reinsurance Co.	95,642	573,530
Kortek Corp.	8,097	55,805
KT Skylife Co., Ltd.	5,609	28,060
Kuk-il Paper Manufacturing Co., Ltd. (b)(c)	31,299	132,668
Kumho Industrial Co., Ltd. (b)	14,089	72,566
Kumho Petrochemical Co., Ltd.	4,236	225,484
Kumho Tire Co., Inc. (c)	50,935	128,033
Kwang Dong Pharmaceutical Co., Ltd.	18,221	85,167
L&F Co., Ltd. (b)	11,070	157,773
LB Semicon, Inc.	10,764	52,257
LEENO Industrial, Inc.	6,901	424,598
LegoChem Biosciences, Inc. (c)	5,808	229,009
LF Corp.	2,426	21,423
LG International Corp.	24,270	182,820
Lock&Lock Co., Ltd. (c)	3,733	27,782
Lotte Chilsung Beverage Co., Ltd.	2,768	193,272
LOTTE Fine Chemical Co., Ltd.	14,998	382,542
Lotte Food Co., Ltd.	686	169,056
LOTTE Himart Co., Ltd.	4,289	55,138
Lotte Non-Life Insurance Co., Ltd. (c)	106,554	114,664
Lotte Tour Development Co., Ltd. (c)	7,387	51,943
LS Corp.	7,877	187,001
LS Industrial Systems Co., Ltd.	11,588	328,407
Lutronic Corp. (c)	10,767	45,461
Macrogen, Inc. (b)(c)	4,473	151,201
Maeil Dairies Co., Ltd.	927	52,391
MagnaChip Semiconductor Corp. (c)	24,424	269,885
Mando Corp.	18,315	311,431
ME2ON Co., Ltd. (c)	39,719	158,896
Medipost Co., Ltd. (c)	8,721	189,844
Medy-Tox, Inc.	1,679	272,121
Meerecompany, Inc.	350	4,974
Meritz Financial Group, Inc.	33,725	285,347
Meritz Fire & Marine Insurance Co., Ltd.	30,276	303,419
Mezzion Pharma Co., Ltd. (c)	3,344	357,378
Minwise Co., Ltd.	24,017	209,127
Mirae Asset Life Insurance Co., Ltd.	55,557	141,477
Mirae Corp. (b)(c)	299,144	27,768
Modetour Network, Inc.	7,469	60,557
Namhae Chemical Corp.	19,815	113,777
Nanomedics Co., Ltd. (c)	24,465	89,532
Naturecell Co., Ltd. (b)(c)	33,540	245,210

174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Neowiz (c)	6,677	$ 94,888
NEPES Corp. (b)	9,939	234,320
NHN Entertainment Corp. (c)	8,672	487,971
NHN KCP Corp.	7,893	198,403
NICE Holdings Co., Ltd.	5,464	82,138
NICE Information Service Co., Ltd.	27,920	305,036
NKMax Co., Ltd. (c)	17,618	144,724
NongShim Co., Ltd.	2,899	687,035
OCI Co., Ltd. (c)	7,034	201,079
OliX Pharmaceuticals, Inc. (c)	2,380	66,277
OptoElectronics Solutions Co., Ltd.	2,118	61,677
OPTRON-TEC, Inc.	57,745	196,855
Orion Holdings Corp. (b)	12,405	122,792
Oscotec, Inc. (b)(c)	10,573	191,076
Osstem Implant Co., Ltd. (c)	7,949	184,792
Paradise Co., Ltd.	25,849	274,978
Partron Co., Ltd.	7,440	46,632
Pearl Abyss Corp. (c)	2,560	376,424
Peptron, Inc. (c)	14,007	181,797
PharmAbcine (c)	2,380	54,644
Pharmicell Co., Ltd. (c)	40,541	686,035
POLUS BioPharm, Inc. (c)	21,662	21,798
Poongsan Corp.	16,603	240,722
Posco ICT Co., Ltd.	8,220	25,794
Posco International Corp.	4,677	43,606
Power Logics Co., Ltd.	15,177	82,533
Prostemics Co., Ltd. (c)	5,430	20,295
PSK Holdings, Inc.	2	10
PSK, Inc.	10,658	138,330
RFHIC Corp. (b)	4,157	133,348
Sajo Industries Co., Ltd.	1,280	24,815
Sam Chun Dang Pharm Co., Ltd.	6,087	161,757
Sam Yung Trading Co., Ltd.	6,404	65,758
Samick THK Co., Ltd.	18,473	142,643
Samjin Pharmaceutical Co., Ltd.	10,276	188,663
Samwha Capacitor Co., Ltd.	3,719	123,575
Samyang Holdings Corp.	3,997	135,110
Sangsangin Co., Ltd. (b)	23,592	118,217
SeAH Steel Corp.	324	9,262
SeAH Steel Holdings Corp.	361	7,206
Seegene, Inc.	31,351	2,861,212
Seobu T&D (c)	13,248	54,413
Seohan Co., Ltd.	149,920	98,522
Seoul Semiconductor Co., Ltd.	24,387	237,389
SFA Engineering Corp.	20,969	538,285
Shinhan Financial Group Co., Ltd.	6,088	143,029
Shinsegae Information & Communication Co., Ltd.	2,633	207,638
Shinsegae International, Inc.	1,235	190,218
Shinsegae, Inc.	2,868	512,416
Shinsung E&G Co., Ltd. (b)(c)	206,743	152,677
Silicon Works Co., Ltd.	5,092	115,238
SillaJen, Inc. (c)	29,796	324,309
Sindoh Co., Ltd.	1,372	25,133
Security Description	Shares	Value
SK Bioland Co., Ltd.	4,075	$ 77,158
SK Chemicals Co., Ltd.	3,965	275,549
SK Discovery Co., Ltd.	3,846	66,978
SK Materials Co., Ltd.	3,043	334,959
SK Networks Co., Ltd.	71,312	266,538
SK Rent A Car Co., Ltd. (c)	2,836	16,867
SK Securities Co., Ltd.	306,986	129,114
SKC Co., Ltd.	14,508	443,338
SKCKOLONPI, Inc.	8,975	192,793
SL Corp.	4,014	43,525
SM Entertainment Co., Ltd. (c)	9,387	162,317
S-MAC Co., Ltd. (c)	199,340	194,861
Solid, Inc. (b)(c)	14,107	58,984
Songwon Industrial Co., Ltd.	15,146	113,718
Soulbrain Co., Ltd.	7,793	406,502
SPC Samlip Co., Ltd.	1,677	83,344
ST Pharm Co., Ltd. (c)	8,399	216,987
STCUBE (b)(c)	12,610	110,319
Studio Dragon Corp. (c)	2,307	147,628
Suheung Co., Ltd.	1,511	43,443
SundayToz Corp. (c)	1,014	12,869
Sungshin Cement Co., Ltd.	14,207	64,888
Synopex, Inc. (c)	30,743	53,412
Taekwang Industrial Co., Ltd.	385	198,928
Taeyoung Engineering & Construction Co., Ltd. (b)	45,581	428,720
Taihan Fiberoptics Co., Ltd. (b)(c)	22,822	38,057
TechWing, Inc.	18,796	169,069
Tego Science, Inc. (c)	533	6,239
Telcon RF Pharmaceutical, Inc. (c)	39,514	207,413
Theragen Etex Co., Ltd. (c)	18,382	116,270
Tovis Co., Ltd.	7,497	42,493
Ubiquoss Holdings, Inc.	3,214	55,179
Union Semiconductor Equipment & Materials Co., Ltd.	51,396	188,721
UTI, Inc.	4,360	35,207
Value Added Technology Co., Ltd.	3,683	65,500
Vidente Co., Ltd. (c)	10,583	39,686
Wave Electronics Co., Ltd. (c)	6,718	69,258
Webzen, Inc. (c)	11,653	121,091
Wellbiotec Co., Ltd. (c)	27,680	46,840
WeMade Entertainment Co., Ltd.	5,718	94,411
Whanin Pharmaceutical Co., Ltd.	9,028	109,388
Wins Co., Ltd.	6,858	69,574
WiSoL Co., Ltd.	6,258	46,472
Wonik Holdings Co., Ltd. (c)	104,053	288,478
WONIK IPS Co., Ltd. (c)	17,043	349,302
Woojeon Co., Ltd. (a)(c)	7,674	—
Woongjin Thinkbig Co., Ltd.	8,539	17,185
Woori Technology Investment Co., Ltd. (c)	73,367	102,154
Woory Industrial Co., Ltd.	8,715	98,436
YG Entertainment, Inc. (c)	3,919	77,424
Yong Pyong Resort Co., Ltd. (c)	40,303	123,159
Y-Optics Manufacture Co., Ltd. (b)(c)	7,306	10,653

175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Young Poong Corp.	588	$ 230,399
Youngone Corp.	10,413	191,178
Yuanta Securities Korea Co., Ltd. (c)	74,865	122,074
Yungjin Pharmaceutical Co., Ltd. (c)	54,111	215,582
Yuyang D&U Co., Ltd. (b)(c)	30,821	30,888
		63,965,047
SPAIN — 1.1%
Abengoa SA Class B (c)	12,552,624	66,112
Aedas Homes SA (c)(d)	13,084	251,237
Amper SA (c)	699,151	106,633
Applus Services SA	55,173	354,151
Atresmedia Corp. de Medios de Comunicacion SA	52,764	144,738
Befesa SA (d)	11,030	321,931
Construcciones y Auxiliar de Ferrocarriles SA	11,817	366,295
Ence Energia y Celulosa SA (b)	55,855	153,217
Ercros SA	64,999	162,610
Euskaltel SA (d)	47,888	354,154
Faes Farma SA	191,432	744,623
Global Dominion Access SA (c)(d)	43,716	120,158
Grupo Ezentis SA (b)(c)	304,088	72,071
Indra Sistemas SA (c)	34,360	282,762
Lar Espana Real Estate Socimi SA REIT	25,723	113,604
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA	1,097,261	164,462
Melia Hotels International SA	17,231	73,358
Miquel y Costas & Miquel SA	10,561	133,263
Neinor Homes SA (c)(d)	24,789	191,350
Obrascon Huarte Lain SA (b)(c)	84,357	54,611
Pharma Mar SA (b)(c)	60,959	291,361
Promotora de Informaciones SA Class A (c)	280,603	181,348
Quabit Inmobiliaria SA (b)(c)	26,114	12,178
Sacyr SA	138,641	211,757
Solaria Energia y Medio Ambiente SA (c)	41,304	347,611
Talgo SA (c)(d)	38,430	172,886
Tecnicas Reunidas SA (c)	20,305	260,895
Tubacex SA	83,837	117,748
Unicaja Banco SA (d)	367,899	213,949
		6,041,073
SWEDEN — 3.1%
AcadeMedia AB (d)	30,102	148,418
Adapteo Oyj (c)	27,574	236,562
Alimak Group AB (d)	20,572	181,890
Arjo AB Class B	82,698	412,668
Attendo AB (d)	49,846	205,769
Avanza Bank Holding AB	51,757	432,540
Betsson AB	51,861	209,062
Bilia AB Class A	28,589	176,883
Security Description	Shares	Value
BioArctic AB (b)(d)	11,384	$ 70,664
BioGaia AB Class B	6,455	273,636
Biotage AB	37,226	374,601
Bonava AB Class B (b)	38,895	168,493
Boozt AB (b)(c)(d)	20,425	82,461
Bravida Holding AB (d)	84,242	596,463
Bufab AB	23,652	182,146
Bure Equity AB	22,964	364,357
Cellavision AB	19,372	479,036
Clas Ohlson AB Class B	7,361	53,530
Climeon AB (b)(c)	10,526	38,618
Cloetta AB Class B	112,302	266,595
Collector AB (b)(c)	35,611	56,071
Collector AB BTA (b)(c)	37,063	58,357
Coor Service Management Holding AB (d)	44,586	218,482
Duni AB	17,196	136,940
Dustin Group AB (d)	37,620	178,461
Fingerprint Cards AB Class B (b)(c)	161,514	214,533
Granges AB	37,843	187,922
Haldex AB (b)	45,133	116,389
Hansa Biopharma AB (b)(c)	14,371	112,993
HIQ International AB	32,812	118,396
Hoist Finance AB (b)(c)(d)	26,482	65,913
Immunovia AB (b)(c)	4,863	63,219
Instalco Intressenter AB	32,568	370,789
Inwido AB	31,594	182,401
JM AB (b)	34,699	604,659
Karo Pharma AB (c)	84,135	386,211
Klovern AB Class B	193,609	288,820
KNOW IT AB	23,947	328,713
Kungsleden AB	83,235	630,078
LeoVegas AB (b)(d)	65,986	190,212
Lindab International AB	53,982	419,534
Mekonomen AB (b)(c)	15,069	67,469
Minesto AB (b)(c)	40,670	44,743
MIPS AB	5,885	133,052
Modern Times Group MTG AB Class B (c)	22,405	176,161
Munters Group AB (c)(d)	53,439	150,484
Mycronic AB	31,140	380,619
NCC AB Class B	43,645	573,992
NetEnt AB	95,789	239,286
New Wave Group AB Class B	96,912	268,013
Nobia AB	53,862	192,230
Nobina AB (d)	49,813	271,999
Nolato AB Class B	12,315	558,592
Nordic Entertainment Group AB Class B	35,792	756,467
Oncopeptides AB (b)(c)(d)	14,566	160,543
Paradox Interactive AB (b)	15,492	248,305
PowerCell Sweden AB (c)	9,799	200,773
Ratos AB Class B	67,123	140,239
RaySearch Laboratories AB (c)	14,424	83,856
Recipharm AB Class B	25,919	266,837

176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Resurs Holding AB (d)	51,501	$ 177,358
Samhallsbyggnadsbolaget i Norden AB	336,374	645,065
SAS AB (c)	89,058	78,876
Scandi Standard AB	29,585	179,462
Scandic Hotels Group AB (d)	31,364	94,462
SkiStar AB	22,025	169,616
SpectraCure AB (c)	26,653	49,929
Stillfront Group AB (c)	11,776	526,537
Storytel AB (c)	9,357	136,940
Tethys Oil AB	31,799	153,223
Tobii AB (b)(c)	40,374	105,135
Troax Group AB	19,280	178,639
Vitrolife AB	43,251	625,561
		17,917,948
SWITZERLAND — 2.4%
AC Immune SA (b)(c)	29,793	205,870
ALSO Holding AG	2,611	413,421
APG SGA SA	304	56,241
Arbonia AG (b)	20,611	162,962
Aryzta AG (c)	471,876	169,720
Ascom Holding AG	21,339	120,198
Autoneum Holding AG (b)	1,438	90,363
Bachem Holding AG Class B	3,670	736,617
Basilea Pharmaceutica AG (b)(c)	3,603	158,263
Bell Food Group AG	829	215,058
Bobst Group SA (b)	2,820	128,008
Bossard Holding AG Class A	2,024	234,291
Burckhardt Compression Holding AG	1,397	277,797
Coltene Holding AG (b)	2,350	150,587
Comet Holding AG	3,441	355,107
Conzzeta AG	91	73,078
Feintool International Holding AG (b)	2,228	86,467
GAM Holding AG (c)	89,966	169,788
Gurit Holding AG	238	283,371
Huber + Suhner AG	6,352	397,841
Implenia AG	8,349	295,112
Inficon Holding AG	951	619,224
Interroll Holding AG	408	674,694
Intershop Holding AG	255	133,621
Kardex AG	4,119	574,714
Komax Holding AG (b)	2,232	349,720
LEM Holding SA	275	301,845
Leonteq AG (b)(c)	3,686	145,070
Medartis Holding AG (b)(c)(d)	2,976	112,575
Metall Zug AG Class B	131	209,860
Meyer Burger Technology AG (b)(c)	53,631	8,542
Mobilezone Holding AG	18,554	160,697
Mobimo Holding AG	3,134	876,179
Orior AG	5,825	473,200
Phoenix Mecano AG	454	160,475
Rieter Holding AG	1,482	134,637
Schweiter Technologies AG	544	527,948
Security Description	Shares	Value
Schweizerische Nationalbank (b)	44	$ 202,594
Sensirion Holding AG (b)(c)(d)	4,068	151,360
Siegfried Holding AG	1,135	457,496
Swissquote Group Holding SA	5,588	323,712
u-blox Holding AG	3,725	228,878
Valiant Holding AG	6,705	537,758
Valora Holding AG (c)	4,702	825,177
Vetropack Holding AG	124	329,368
Ypsomed Holding AG (b)	1,873	241,977
Zehnder Group AG	2,604	99,445
Zur Rose Group AG (c)	2,621	331,028
		13,971,954
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (b)(c)	35,411	16,972
UNITED KINGDOM — 8.2%
888 Holdings PLC	164,400	253,587
A.G. Barr PLC	46,642	278,759
AA PLC (b)	346,486	73,036
AJ Bell PLC	81,487	313,729
Allied Minds PLC	101,666	33,091
Amigo Holdings PLC (b)(d)	79,451	15,073
Anglo Pacific Group PLC	125,298	175,561
AO World PLC (b)(c)	83,188	69,626
Arrow Global Group PLC	89,567	118,833
Ascential PLC (d)	140,772	430,790
Assura PLC REIT	1,453,730	1,505,132
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)	38,226	93,991
Autolus Therapeutics PLC (b)(c)	11,844	70,946
Avon Rubber PLC	17,181	491,048
Balfour Beatty PLC	216,303	580,932
Biffa PLC (d)	142,021	316,626
Big Yellow Group PLC REIT	78,797	980,952
BMO Commercial Property Trust (b)(c)	284,092	262,434
Bodycote PLC	43,892	307,223
Brewin Dolphin Holdings PLC	165,635	449,780
Cairn Energy PLC (c)	342,523	328,727
Capital & Counties Properties PLC REIT	305,786	629,025
Capital & Regional PLC REIT	3,602	4,122
Card Factory PLC	201,994	82,252
Chemring Group PLC	102,103	253,838
Civitas Social Housing PLC REIT	131,385	157,046
Clarkson PLC	12,256	351,047
CMC Markets PLC (d)	37,658	84,049
Coats Group PLC	579,775	305,385
Costain Group PLC	53,434	23,256
Countryside Properties PLC (d)	111,589	394,340
Cranswick PLC	25,067	1,149,406
Crest Nicholson Holdings PLC	136,528	297,100
Devro PLC	155,767	307,484
Dixons Carphone PLC	408,912	395,889
Domino's Pizza Group PLC	268,317	944,867

177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Drax Group PLC	210,187	$ 400,575
Elementis PLC	265,117	161,079
Empiric Student Property PLC REIT	366,515	300,398
Endava PLC (c)	2,024	71,164
EnQuest PLC (b)(c)	716,609	70,107
Equiniti Group PLC (d)	200,579	440,213
Essentra PLC	154,825	504,511
FDM Group Holdings PLC	39,712	363,890
Firstgroup PLC (c)	526,386	329,283
Forterra PLC (d)	102,746	224,988
Frasers Group PLC (c)	78,974	178,809
Funding Circle Holdings PLC (c)(d)	103,317	70,459
Future PLC (b)	42,562	527,748
Galliford Try Holdings PLC	55,614	90,722
Games Workshop Group PLC	12,491	670,640
Genel Energy PLC (b)	109,820	119,014
Go-Ahead Group PLC	17,681	181,198
Gocompare.Com Group PLC	168,380	127,775
Grainger PLC	250,403	804,783
Gulf Keystone Petroleum, Ltd.	160,768	134,557
Gym Group PLC (d)	62,863	109,905
Halfords Group PLC	86,595	74,947
Hammerson PLC REIT	330,425	317,034
Hastings Group Holdings PLC (d)	90,536	207,120
Helical PLC	41,391	179,630
Hill & Smith Holdings PLC	38,135	452,286
Hunting PLC	65,300	141,695
Ibstock PLC (d)	208,499	392,963
Indivior PLC (c)	311,573	175,976
IntegraFin Holdings PLC	112,467	607,320
International Personal Finance PLC	108,992	102,980
Intu Properties PLC REIT (b)(c)	425,215	23,484
ITE Group PLC	183,489	44,821
J D Wetherspoon PLC	82,138	899,819
John Menzies PLC (b)	61,414	58,636
Johnston Press PLC (a)(c)	358	—
JPJ Group PLC (c)	41,322	375,056
Jupiter Fund Management PLC	141,602	351,159
Just Group PLC (c)	471,908	315,392
Kainos Group PLC	36,860	300,736
Keller Group PLC	56,237	366,786
Kier Group PLC (b)(c)	85,487	79,553
Lancashire Holdings, Ltd.	102,851	791,324
Lb-shell PLC (a)(c)	571	—
LondonMetric Property PLC REIT	2,501	5,455
Lookers PLC	131,086	26,006
Luxfer Holdings PLC (b)	8,889	125,690
LXI REIT PLC	205,618	277,392
Marshalls PLC	103,884	754,188
Marston's PLC	215,591	110,244
McCarthy & Stone PLC (d)	266,720	214,141
Metro Bank PLC (b)(c)	74,097	83,470
Security Description	Shares	Value
Mitchells & Butlers PLC (c)	107,047	$ 241,309
Mitie Group PLC	116,251	93,695
Morgan Advanced Materials PLC	179,253	411,412
Morgan Sindall Group PLC	23,292	346,571
N Brown Group PLC	57,263	10,437
NCC Group PLC	36,367	74,855
NewRiver REIT PLC	227,883	168,690
Northern Drilling, Ltd. (b)(c)	19,754	6,584
NuCana PLC ADR (b)(c)	7,618	44,413
On the Beach Group PLC (d)	75,249	205,271
OneSavings Bank PLC	154,259	479,714
Orchard Therapeutics PLC ADR (b)(c)	29,850	224,771
Oxford Biomedica PLC (c)	33,788	225,816
Pagegroup PLC	94,628	427,330
Paragon Banking Group PLC	131,044	540,110
Pendragon PLC	653,962	51,085
Petrofac, Ltd.	95,361	231,283
Pets at Home Group PLC	309,770	988,672
Photo-Me International PLC	105,380	51,090
Picton Property Income, Ltd. REIT (c)	175,221	193,366
Playtech PLC	110,470	232,451
Polypipe Group PLC	114,043	650,475
Premier Oil PLC (b)(c)	356,463	76,178
Primary Health Properties PLC REIT	469,643	935,228
Provident Financial PLC	108,841	292,993
PZ Cussons PLC	194,391	462,788
QinetiQ Group PLC	281,874	1,125,421
Rathbone Brothers PLC	24,972	463,841
RDI REIT PLC	117,020	94,459
Redde Northgate PLC	48,789	84,089
Regional REIT, Ltd. (d)	177,039	180,006
Renewi PLC	290,773	84,548
Restaurant Group PLC	204,836	106,674
RPS Group PLC	63,874	27,166
Sabre Insurance Group PLC (d)	116,917	420,417
Safestore Holdings PLC REIT	114,179	906,796
Saga PLC	561,931	118,172
Sanne Group PLC	79,984	612,909
Savills PLC	56,164	574,535
Schroder Real Estate Investment Trust, Ltd.	563,536	271,467
Seadrill, Ltd. (b)(c)	27,096	11,651
Senior PLC	422,237	367,796
SIG PLC	263,970	76,132
Sole Realisation Co. PLC (a)(c)	16,733	—
Spire Healthcare Group PLC (d)	99,990	96,830
Spirent Communications PLC	297,617	767,583
St Modwen Properties PLC	120,767	494,907
Stagecoach Group PLC	269,874	233,907
SThree PLC	20,407	57,945
Stobart Group, Ltd. (b)	200,572	117,883
Superdry PLC	24,099	32,063
Synthomer PLC	42,668	128,562

178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TalkTalk Telecom Group PLC	396,581	$ 417,734
Ted Baker PLC (b)	19,558	24,930
Telecom Plus PLC	34,159	526,055
Triple Point Social Housing REIT PLC (d)	178,112	200,974
Tyman PLC	115,654	220,557
U & I Group PLC	83,817	82,727
UK Commercial Property REIT, Ltd.	162,006	150,660
Ultra Electronics Holdings PLC	38,564	960,174
Vectura Group PLC	155,068	186,508
Vesuvius PLC	86,208	344,625
Victrex PLC	27,650	675,407
Virgin Money UK PLC (c)	381,204	288,145
Vistry Group PLC	106,026	757,250
William Hill PLC	366,225	309,424
Workspace Group PLC REIT	19,987	188,226
		46,721,845
UNITED STATES — 1.0%
Alacer Gold Corp. (c)	226,043	721,000
Argonaut Gold, Inc. (c)	39,403	29,898
Civeo Corp. (c)	96,920	39,921
Constellium SE (b)(c)	70,469	367,144
DHT Holdings, Inc.	61,352	470,570
Energy Fuels, Inc. (b)(c)	34,992	40,564
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	39,714	—
Foamix Pharmaceuticals, Ltd. (b)	46,212	24,492
Hudson, Ltd. Class A (c)	18,978	95,270
IMAX Corp. (b)(c)	35,713	323,203
MeiraGTx Holdings PLC (c)	6,884	92,521
Menlo Therapeutics, Inc. (b)(c)	26,934	72,183
Myovant Sciences, Ltd. (b)(c)	15,058	113,688
Nabriva Therapeutics PLC (b)(c)	29,664	17,057
New Pride Corp. (c)	8,992	5,296
Nordic American Tankers, Ltd.	96,116	435,405
Ormat Technologies, Inc.	1	53
Oxford Immunotec Global PLC (c)	18,473	171,060
Primo Water Corp.	79,160	710,207
Quotient, Ltd. (b)(c)	38,517	152,142
Reliance Worldwide Corp., Ltd.	307,078	488,663
Sims, Ltd.	85,814	320,912
Stratasys, Ltd. (b)(c)	31,445	501,548
TI Fluid Systems PLC (d)	89,673	163,449
Tucows, Inc. Class A (b)(c)	7,676	370,444
Viemed Healthcare, Inc. (b)(c)	11,296	52,458
		5,779,148
TOTAL COMMON STOCKS (Cost $792,615,340)		567,167,692

Security Description	Shares	Value
RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c)	180,773	$ 60,770
JAPAN — 0.0% (e)
Chiba Kogyo Bank, Ltd. (expiring 06/17/20) (a) (c)	118,600	—
NORWAY — 0.0% (e)
NEL ASA (expiring 04/07/20) (c)	15,062	—
TOTAL RIGHTS (Cost $56,757)		60,770
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (c)	533	93
CGG SA (expiring 02/21/23) (c)	1,729	131
		224
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b)	778,128	—
Ezion Holdings, Ltd. (expiring 04/24/20) (a) (b) (c)	230,610	—
		—
TOTAL WARRANTS (Cost $0)		224
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (h) (i)	72,102	72,037
State Street Navigator Securities Lending Portfolio II (j) (k)	30,722,336	30,722,336
TOTAL SHORT-TERM INVESTMENTS (Cost $30,794,373)		30,794,373
TOTAL INVESTMENTS — 104.5% (Cost $823,466,470)		598,023,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(25,536,504)
NET ASSETS — 100.0%		$ 572,486,555
(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $446,775, representing 0.0% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.

179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$565,517,172	$1,203,745	$446,775	$567,167,692
Rights	60,770	—	—	60,770
Warrants	224	—	0(a)	224
Short-Term Investments	30,794,373	—	—	30,794,373
TOTAL INVESTMENTS	$596,372,539	$1,203,745	$446,775	$598,023,059
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$ 2,808,915	$ 22,217,787	$ 24,953,349	$(1,316)	$—	72,102	$ 72,037	$ 10,031
State Street Navigator Securities Lending Portfolio II	—	—	98,831,120	68,108,784	—	—	30,722,336	30,722,336	624,138
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$129,815,916	$167,293,637	$(1,316)	$—		$30,794,373	$791,685
180

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) The exhibit related to a change in the registrant’s independent registered public accountant, as required by Item 4 of Form 8-K under the Securities Exchange Act of 1934, as amended, is attached.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 5, 2020